AS FILED  WITH  THE  SECURITIES  AND  EXCHANGE  COMMISSION  ON  APRIL  19,  2007
--------------------------------------------------------------------------------
                                                             FILE NOS. 333-74411
                                                                       811-07467

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 19

                                     AND/OR

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940

                                AMENDMENT NO. 104

                  ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                           (Exact Name of Registrant)

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                               (Name of Depositor)

                                100 MOTOR PARKWAY
                                    SUITE 132
                            HAUPPAUGE, NEW YORK 11788
                                  631/357-8920
         (Address and Telephone Number of Depositor's Principal Offices)

                               MICHAEL J. VELOTTA
                  VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847-402-2400
            (Name, Address and Telephone Number of Agent for Service)

                                   COPIES TO:

                              JOCELYN LIU, ESQUIRE
                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          3100 SANDERS ROAD, SUITE J5B
                              NORTHBROOK, IL 60062


Approximate date of proposed public offering:  Continuous


              IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
                             (CHECK APPROPRIATE BOX)

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on May 1, 2007 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of Interest in the Allstate Life of New York Separate Account A under deferred variable annuity contracts.

THE ALLSTATE ADVISOR VARIABLE ANNUITIES
(ADVISOR, ADVISOR PLUS, ADVISOR PREFERRED)

ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
STREET ADDRESS: 2940 S. 84TH STREET, LINCOLN, NE 68506-4142
MAILING ADDRESS: P.O. BOX 82656, LINCOLN, NE 68501-2656
TELEPHONE NUMBER: 1-866-718-9824
FAX NUMBER: 1-866-628-1006                        PROSPECTUS DATED MAY 1, 2007
 -------------------------------------------------------------------------------
Allstate Life Insurance Company of New York ("ALLSTATE NEW YORK") is offering the following individual flexible premium deferred variable annuity contracts (each, a "CONTRACT"):


.. Allstate Advisor        . Allstate Advisor Plus   . Allstate Advisor Preferred
--------------------------------------------------------------------------------



This prospectus contains information about each Contract that you should know before investing. Please keep it for future reference. Not all Contracts may be available through your sales representative. Please check with your sales representative for details.

Each Contract currently offers several investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include up to 2 fixed account options ("FIXED ACCOUNT OPTIONS"), depending on the Contract, and include 54* variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Allstate Life of New York Separate Account A ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of the following funds ("FUNDS"):

FIDELITY(R) VARIABLE INSURANCE PRODUCTS SERVICE CLASS  PUTNAM VARIABLE TRUST (CLASS IB)
 2                                                     VAN KAMPEN LIFE INVESTMENT TRUST (CLASS
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST    II)
 (CLASS 2)                                             THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
LORD ABBETT SERIES FUND, INC. (CLASS VC)                (CLASS I & II)
OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)


*Up to 59 Variable Sub-Accounts may be available depending on the date you purchased your Contract. Please see page 45 for information about Variable Sub-Account and/or Portfolio liquidations, mergers, closures and name changes.

Each Fund has multiple investment Portfolios ("PORTFOLIOS"). Not all of the Funds and/or Portfolios, however, may be available with your Contract. You should check with your sales representative for further information on the availability of the Funds and/or Portfolios. Your annuity application will list all available Portfolios.

For ALLSTATE ADVISOR PLUS CONTRACTS, each time you make a purchase payment, we will add to your Contract value ("CONTRACT VALUE") a credit enhancement ("CREDIT ENHANCEMENT") of up to 5% (depending on the issue age and your total purchase payments) of such purchase payment. Expenses for this Contract may be higher than a Contract without the Credit Enhancement. Over time, the amount of the Credit Enhancement may be more than offset by the fees associated with the Credit Enhancement.

WE (Allstate New York) have filed a Statement of Additional Information, dated May 1, 2007, with the Securities and Exchange Commission ("SEC"). It contains more information about each Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 88 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.


                                 1  PROSPECTUS

                THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR
                HAS IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS
                PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A
                FEDERAL CRIME.

                THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS THAT
  IMPORTANT     HAVE RELATIONSHIPS WITH BANKS OR OTHER FINANCIAL INSTITUTIONS
                OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE CONTRACTS ARE NOT
   NOTICES      DEPOSITS IN, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY,
                SUCH INSTITUTIONS OR ANY FEDERAL REGULATORY AGENCY. INVESTMENT
                IN THE CONTRACTS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE
                LOSS OF PRINCIPAL.

                THE CONTRACTS ARE NOT FDIC INSURED.

                THE CONTRACTS ARE AVAILABLE ONLY IN NEW YORK.





                                 2  PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                        PAGE

--------------------------------------------------------------------------------
OVERVIEW
--------------------------------------------------------------------------------
  Important Terms                                                       4
--------------------------------------------------------------------------------
  Overview of Contracts                                                 6
--------------------------------------------------------------------------------
  The Contracts at a Glance                                             7
--------------------------------------------------------------------------------
  How the Contracts Work                                                12
--------------------------------------------------------------------------------
  Expense Table                                                         13
--------------------------------------------------------------------------------
  Financial Information                                                 19
--------------------------------------------------------------------------------
CONTRACT FEATURES
--------------------------------------------------------------------------------
  The Contracts                                                         19
--------------------------------------------------------------------------------
  Purchases                                                             22
--------------------------------------------------------------------------------
  Contract Value                                                        23
--------------------------------------------------------------------------------
  Investment Alternatives                                               45
--------------------------------------------------------------------------------
     The Variable Sub-Accounts                                          45
--------------------------------------------------------------------------------
     The Fixed Account Options                                          51
--------------------------------------------------------------------------------
     Transfers                                                          53
--------------------------------------------------------------------------------
  Expenses                                                              55
--------------------------------------------------------------------------------
  Access to Your Money                                                  60
--------------------------------------------------------------------------------

                                                                        PAGE

--------------------------------------------------------------------------------
  Income Payments                                                       61
--------------------------------------------------------------------------------
  Death Benefits                                                        70
--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------
  More Information                                                      76
--------------------------------------------------------------------------------
  Taxes                                                                 80
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS                   88
--------------------------------------------------------------------------------
APPENDIX A - CONTRACT COMPARISON CHART                                  89
--------------------------------------------------------------------------------
APPENDIX B - CALCULATION OF INCOME PROTECTION BENEFIT                   90
--------------------------------------------------------------------------------
APPENDIX C-WITHDRAWAL ADJUSTMENT EXAMPLE-INCOME BENEFITS                91
--------------------------------------------------------------------------------
APPENDIX D-WITHDRAWAL ADJUSTMENT EXAMPLE-DEATH BENEFITS                 92
--------------------------------------------------------------------------------
APPENDIX E-WITHDRAWAL ADJUSTMENT EXAMPLE-TRUERETURN ACCUMULATION BENEFIT 93
--------------------------------------------------------------------------------
APPENDIX F-SUREINCOME WITHDRAWAL BENEFIT OPTION CALCULATION EXAMPLES    94
--------------------------------------------------------------------------------
APPENDIX G-SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION CALCULATION
EXAMPLES                                                                96
--------------------------------------------------------------------------------
APPENDIX H-SUREINCOME FOR LIFE WITHDRAWAL BENEFIT OPTION CALCULATION
EXAMPLES                                                                99
--------------------------------------------------------------------------------
APPENDIX I-ACCUMULATION UNIT VALUES                                     103
--------------------------------------------------------------------------------


                                 3  PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.


                                                                        PAGE

--------------------------------------------------------------------------------
AB Factor                                                               24
--------------------------------------------------------------------------------
Accumulation Benefit                                                    24
--------------------------------------------------------------------------------
Accumulation Phase                                                      12
--------------------------------------------------------------------------------
Accumulation Unit                                                       23
--------------------------------------------------------------------------------
Accumulation Unit Value                                                 23
--------------------------------------------------------------------------------
Allstate New York ("We")                                                76
--------------------------------------------------------------------------------
Annuitant                                                               20
--------------------------------------------------------------------------------
Automatic Additions Program                                             22
--------------------------------------------------------------------------------
Automatic Portfolio Rebalancing Program                                 55
--------------------------------------------------------------------------------
Beneficiary                                                             20
--------------------------------------------------------------------------------
Benefit Base (for the TrueReturn Accumulation Benefit Option)           25
--------------------------------------------------------------------------------
Benefit Base (for the SureIncome Withdrawal Benefit Option)             34
--------------------------------------------------------------------------------
Benefit Base (for the SureIncome Plus Withdrawal Benefit Option)        37
--------------------------------------------------------------------------------
Benefit Base (for the SureIncome For Life Withdrawal Benefit
Option)                                                                 41
--------------------------------------------------------------------------------
Benefit Payment (for the SureIncome Withdrawal Benefit Option)          33
--------------------------------------------------------------------------------
Benefit Payment (for the SureIncome Plus Withdrawal Benefit
Option)                                                                 38
--------------------------------------------------------------------------------
Benefit Payment (for the SureIncome For Life Withdrawal Benefit Option) 40
--------------------------------------------------------------------------------
Benefit Payment Remaining (for the SureIncome Withdrawal Benefit
Option)                                                                 33
--------------------------------------------------------------------------------
Benefit Payment Remaining (for the SureIncome Plus Withdrawal Benefit
Option)                                                                 36
--------------------------------------------------------------------------------
Benefit Payment Remaining (for the SureIncome For Life Withdrawal Benefit
Option)                                                                 40
--------------------------------------------------------------------------------
Benefit Year (for the SureIncome Withdrawal Benefit Option)             33
--------------------------------------------------------------------------------
Benefit Year (for the SureIncome Plus Withdrawal Benefit Option)        36
--------------------------------------------------------------------------------
Benefit Year (for the SureIncome For Life Withdrawal Benefit
Option)                                                                 39
--------------------------------------------------------------------------------
Co-Annuitant                                                            20
--------------------------------------------------------------------------------
*Contract                                                               77
--------------------------------------------------------------------------------
Contract Anniversary                                                    8
--------------------------------------------------------------------------------
Contract Owner ("You")                                                  19
--------------------------------------------------------------------------------
Contract Value                                                          23
--------------------------------------------------------------------------------
Contract Year                                                           9
--------------------------------------------------------------------------------
Credit Enhancement                                                      22
--------------------------------------------------------------------------------
Dollar Cost Averaging Program                                           55
--------------------------------------------------------------------------------
Due Proof of Death                                                      70
--------------------------------------------------------------------------------
Fixed Account Options                                                   51
--------------------------------------------------------------------------------
Funds                                                                   1
--------------------------------------------------------------------------------
Guarantee Option                                                        24
--------------------------------------------------------------------------------
Guarantee Period Account                                                52
--------------------------------------------------------------------------------
Income Base                                                             9
--------------------------------------------------------------------------------

                                                                        PAGE

--------------------------------------------------------------------------------
Income Plan                                                             61
--------------------------------------------------------------------------------
Income Protection Benefit Option                                        65
--------------------------------------------------------------------------------
Investment Alternatives                                                 45
--------------------------------------------------------------------------------
IRA Contract                                                            9
--------------------------------------------------------------------------------
Issue Date                                                              12
--------------------------------------------------------------------------------
Maximum Anniversary Value (MAV) Death Benefit Option                    71
--------------------------------------------------------------------------------
Payout Phase                                                            12
--------------------------------------------------------------------------------
Payout Start Date                                                       60
--------------------------------------------------------------------------------
Portfolios                                                              77
--------------------------------------------------------------------------------
Preferred Withdrawal Amount                                             59
--------------------------------------------------------------------------------
Qualified Contract                                                      74
--------------------------------------------------------------------------------
Retirement Income Guarantee Options                                     68
--------------------------------------------------------------------------------
Return of Premium Death Benefit                                         11
--------------------------------------------------------------------------------
Rider Anniversary                                                       24
--------------------------------------------------------------------------------
Rider Application Date                                                  33
--------------------------------------------------------------------------------
Rider Date (for the TrueReturn Accumulation Benefit Option)             24
--------------------------------------------------------------------------------
Rider Date (for the SureIncome Withdrawal Benefit Option)               33
--------------------------------------------------------------------------------
Rider Date (for the SureIncome Plus Withdrawal Benefit Option)          36
--------------------------------------------------------------------------------
Rider Date (for the SureIncome For Life Withdrawal Benefit
Option)                                                                 39
--------------------------------------------------------------------------------
Rider Fee (for the TrueReturn Accumulation Benefit Option)              8
--------------------------------------------------------------------------------
Rider Fee (for the SureIncome Withdrawal Benefit Option)                8
--------------------------------------------------------------------------------
Rider Fee (for the SureIncome Plus Withdrawal Benefit Option)           8
--------------------------------------------------------------------------------
Rider Fee (for the SureIncome For Life Withdrawal Benefit Option)       8
--------------------------------------------------------------------------------
Rider Fee Percentage                                                    8
--------------------------------------------------------------------------------
Rider Maturity Date                                                     23
--------------------------------------------------------------------------------
Rider Period                                                            24
--------------------------------------------------------------------------------
Rider Trade-In Option (for the TrueReturn Accumulation Benefit Option)  31
--------------------------------------------------------------------------------
Rider Trade-In Option (for the SureIncome Withdrawal Benefit Option)    35
--------------------------------------------------------------------------------
Right to Cancel                                                         23
--------------------------------------------------------------------------------
SEC                                                                     1
--------------------------------------------------------------------------------
Settlement Value                                                        71
--------------------------------------------------------------------------------
Spousal Protection Benefit Option                                       20
--------------------------------------------------------------------------------
Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual
Retirement Accounts                                                     20
--------------------------------------------------------------------------------
Standard Fixed Account Option                                           52
--------------------------------------------------------------------------------
SureIncome Covered Life                                                 8
--------------------------------------------------------------------------------
SureIncome Option                                                       8
--------------------------------------------------------------------------------
SureIncome Option Fee                                                   8
--------------------------------------------------------------------------------
SureIncome Plus Option                                                  8
--------------------------------------------------------------------------------
SureIncome Withdrawal Benefit Option                                    32
--------------------------------------------------------------------------------


                                 4  PROSPECTUS

--------------------------------------------------------------------------------
SureIncome Plus Option Fee                                              8
--------------------------------------------------------------------------------
SureIncome Plus Withdrawal Benefit Option                               36
--------------------------------------------------------------------------------
SureIncome For Life Option                                              8
--------------------------------------------------------------------------------
SureIncome For Life Option Fee                                          8
--------------------------------------------------------------------------------
SureIncome For Life Withdrawal Benefit Option                           39
--------------------------------------------------------------------------------
SureIncome ROP Death Benefit                                            11
--------------------------------------------------------------------------------
Systematic Withdrawal Program                                           61
--------------------------------------------------------------------------------
Tax Qualified Contract                                                  83
--------------------------------------------------------------------------------
Transfer Period Account                                                 26
--------------------------------------------------------------------------------
Trial Examination Period                                                23
--------------------------------------------------------------------------------
TrueReturn/SM/ Accumulation Benefit Option                              23
--------------------------------------------------------------------------------
TrueBalance/SM/ Asset Allocation Program                                49
--------------------------------------------------------------------------------
Valuation Date                                                          22
--------------------------------------------------------------------------------
Variable Account                                                        76
--------------------------------------------------------------------------------
Variable Sub-Account                                                    45
--------------------------------------------------------------------------------
Withdrawal Benefit Factor (for the SureIncome Withdrawal Benefit
Option)                                                                 33
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Withdrawal Benefit Factor (for the SureIncome Plus Withdrawal Benefit
Option)                                                                 36
--------------------------------------------------------------------------------
Withdrawal Benefit Factor (for the SureIncome for Life Withdrawal Benefit
Option)                                                                 40
--------------------------------------------------------------------------------
Withdrawal Benefit Payout Phase (for the SureIncome Withdrawal Benefit
Option)                                                                 34
--------------------------------------------------------------------------------
Withdrawal Benefit Payout Phase (for the SureIncome Plus Withdrawal Benefit
Option)                                                                 38
--------------------------------------------------------------------------------
Withdrawal Benefit Payout Phase (for the SureIncome for Life Withdrawal Benefit
Option)                                                                 41
--------------------------------------------------------------------------------
Withdrawal Benefit Payout Start Date (for the SureIncome Withdrawal Benefit
Option)                                                                 34
--------------------------------------------------------------------------------
Withdrawal Benefit Payout Start Date (for the SureIncome Plus Withdrawal Benefit
Option)                                                                 38
--------------------------------------------------------------------------------
Withdrawal Benefit Payout Start Date (for the SureIncome for Life Withdrawal
Benefit Option)                                                         41
--------------------------------------------------------------------------------
Withdrawal Benefit Option                                               32
--------------------------------------------------------------------------------
Withdrawal Benefit Option Fee                                           58
--------------------------------------------------------------------------------


* References to "Contract" include all three Contracts listed on the cover page of this prospectus, unless otherwise noted. However, we administer each Contract separately.


                                 5  PROSPECTUS

OVERVIEW OF CONTRACTS
--------------------------------------------------------------------------------

The Contracts offer many of the same basic features and benefits./+/ They differ primarily with respect to the charges imposed, as follows:

.. The ALLSTATE ADVISOR CONTRACT has a mortality and expense risk charge of 1.10%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 7-year withdrawal charge period;

.. The ALLSTATE ADVISOR PLUS CONTRACT offers Credit Enhancement of up to 5% on purchase payments, a mortality and expense risk charge of 1.40%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 8.5% with an 8-year withdrawal charge period;

.. The ALLSTATE ADVISOR PREFERRED CONTRACT WITH 5-YEAR WITHDRAWAL CHARGE OPTION
  ("Package III") has a mortality and expense risk charge of 1.40%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 5-year withdrawal charge period;

.. The ALLSTATE ADVISOR PREFERRED CONTRACT WITH 3-YEAR WITHDRAWAL CHARGE OPTION
  ("Package II") has a mortality and expense risk charge of 1.50%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 3-year withdrawal charge period; and

.. The ALLSTATE ADVISOR PREFERRED CONTRACT WITH NO WITHDRAWAL CHARGE OPTION
  ("Package I") has a mortality and expense risk charge of 1.60%, an administrative expense charge of 0.19%*, and no withdrawal charges.

Other differences among the Contracts relate to available Fixed Account Options. For a side-by-side comparison of these differences, please refer to Appendix A of this prospectus.

+ Some broker/dealers and banks may limit the purchase of optional benefits and may limit participation in certain programs. Your individual sales representative will describe any such limitations to you.

* The administrative expense charge may be increased, but will never exceed 0.35%. Once your Contract is issued, we will not increase the administrative expense charge for your Contract.


                                 6  PROSPECTUS

THE CONTRACTS AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contracts. Please read the remainder of this prospectus for more information.


FLEXIBLE PAYMENTS       You can purchase each Contract with as little as
                        $10,000 ($2,000 for Contracts issued with an IRA or
                        TSA). You can add to your Contract as often and as much
                        as you like, but each subsequent payment must be at
                        least $1,000 ($50 for automatic payments).

                        We reserve the right to accept a lesser initial purchase payment amount for each Contract. We may limit the cumulative amount of purchase payments to a maximum of $1,000,000 in any Contract.

                        For ALLSTATE ADVISOR PLUS CONTRACTS, each time you make
                        a purchase payment, we will add to your Contract Value
                        a Credit Enhancement of up to 5% of such purchase
                        payment.
-------------------------------------------------------------------------------
TRIAL EXAMINATION       You may cancel your Contract within 10 days of receipt
PERIOD                  (pursuant to New York law, 60 days if you are
                        exchanging another contract for a contract described in
                        this prospectus). ("TRIAL EXAMINATION PERIOD"). Upon
                        cancellation, we will return your purchase payments
                        adjusted, to the extent federal or state law permits,
                        to reflect the investment experience of any amounts
                        allocated to the Variable Account, including the
                        deduction of mortality and expense risk charges and
                        administrative expense charges. If you cancel your
                        Contract during the TRIAL EXAMINATION PERIOD, the
                        amount we refund to you will not include any Credit
                        Enhancement. See "Trial Examination Period" for
                        details.
-------------------------------------------------------------------------------
EXPENSES                Each Fund pays expenses that you will bear indirectly
                        if you invest in a Variable Sub-Account. You also will
                        bear the following expenses:

                         ALLSTATE ADVISOR CONTRACTS

                        .Annual mortality and expense risk charge equal to
                          1.10% of average daily net assets.

                        .Withdrawal charges ranging from 0% to 7% of purchase
                          payments withdrawn.

                         ALLSTATE ADVISOR PLUS CONTRACTS

                        .Annual mortality and expense risk charge equal to
                          1.40% of average daily net assets.

                        .Withdrawal charges ranging from 0% to 8.5% of
                          purchase payments withdrawn.

                         ALLSTATE ADVISOR PREFERRED CONTRACTS (WITH 5-YEAR
                        WITHDRAWAL CHARGE OPTION)

                        .Annual mortality and expense risk charge equal to
                          1.40% of average daily net assets.

                        .Withdrawal charges ranging from 0% to 7% of purchase
                          payments withdrawn.

                         ALLSTATE ADVISOR PREFERRED CONTRACTS (WITH 3-YEAR
                        WITHDRAWAL CHARGE OPTION)

                        .Annual mortality and expense risk charge equal to
                          1.50% of average daily net assets.

                        .Withdrawal charges ranging from 0% to 7% of purchase
                          payments withdrawn.
-------------------------------------------------------------------------------

                                  7 PROSPECTUS

                        ALLSTATE ADVISOR PREFERRED CONTRACTS (WITH NO
                        WITHDRAWAL CHARGE OPTION)

                        .Annual mortality and expense risk charge equal to
                          1.60% of average daily net assets.

                        . No withdrawal charge.

                        ALL CONTRACTS

                        .Annual administrative expense charge of 0.19% (up to
                          0.35% for future Contracts).

                        .Annual contract maintenance charge of $30 (waived in
                          certain cases).

                        .If you select the MAXIMUM ANNIVERSARY VALUE (MAV)
                          DEATH BENEFIT OPTION ("MAV DEATH BENEFIT OPTION") you will pay an additional mortality and expense risk charge of 0.20% (up to 0.30% for Options added in the future).

                        . If you select the TRUERETURN/SM/ ACCUMULATION BENEFIT
                          OPTION ("TRUERETURN OPTION") you would pay an additional annual fee ("RIDER FEE") of 0.50% (up to 1.25% for Options added in the future) of the BENEFIT
                          BASE in effect on each Contract anniversary
                          ("CONTRACT ANNIVERSARY") during the Rider Period. You may not select the TrueReturn Option together with a Retirement Income Guarantee Option or any Withdrawal
                          Benefit Option.

                        .If you select the SUREINCOME OPTION, you would pay an
                          additional annual fee ("SUREINCOME OPTION FEE") of 0.50% of the BENEFIT BASE on each Contract
                          Anniversary (see the SureIncome Option Fee section).
                           You may not select the SureIncome Option together
                          with a Retirement Income Guarantee Option, a
                          TrueReturn Option or any other Withdrawal Benefit
                          Option.

                        .If you select the SUREINCOME PLUS WITHDRAWAL BENEFIT
                          OPTION ("SUREINCOME PLUS OPTION") you would pay an additional annual fee ("SUREINCOME PLUS OPTION FEE") of 0.65% (up to 1.25% for Options added in the future) of the BENEFIT BASE on each Contract
                          Anniversary (see the SureIncome Plus Option Fee section). You may not select the SureIncome Plus
                          Option together with a Retirement Income Guarantee
                          Option, a TrueReturn Option or any other Withdrawal
                          Benefit Option.

                        .If you select the SUREINCOME FOR LIFE WITHDRAWAL
                          BENEFIT OPTION  ("SUREINCOME FOR LIFE OPTION")  you
                          would pay an additional annual fee ("SUREINCOME FOR
                          LIFE OPTION FEE") of 0.65% (up to 1.25% for Options
                          added in the future) of the BENEFIT BASE on each
                          Contract Anniversary (see the SureIncome For Life
                          Option Fee section).  You may not select the
                          SureIncome For Life Option together with a Retirement
                          Income Guarantee Option, a TrueReturn Option or any
                          other Withdrawal Benefit Option.
-------------------------------------------------------------------------------

                                  8 PROSPECTUS

                        .We discontinued offering RETIREMENT INCOME GUARANTEE
                          OPTION 1 ("RIG 1") as of January 1, 2004. If you elected RIG 1 prior to January 1, 2004, you will pay an additional annual fee ("Rider Fee") of 0.40% of the INCOME BASE in effect on a Contract Anniversary.

                        .We discontinued offering RETIREMENT INCOME GUARANTEE
                          OPTION 2 ("RIG 2") as of January 1, 2004. If you elected RIG 2 prior to January 1, 2004, you will pay an additional annual Rider Fee of 0.55% of the INCOME
                          BASE in effect on a Contract Anniversary.

                        .If you select the INCOME PROTECTION BENEFIT OPTION
                          you will pay an additional mortality and expense risk charge of 0.50% (up to 0.75% for Options added in the future) during the Payout Phase of your Contract.

                        .If you select the SPOUSAL PROTECTION BENEFIT
                          (CO-ANNUITANT) OPTION or SPOUSAL PROTECTION BENEFIT
                          (CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL
                          RETIREMENT ACCOUNTS ("CSP") you would pay an additional annual fee ("RIDER FEE") or 0.10%** (up to 0.15% for Options added in the future) of the Contract Value ("CONTRACT VALUE") on each Contract
                          Anniversary. These Options are only available for certain types of IRA Contracts, which are Contracts issued with an Individual Retirement Annuity or Account ("IRA") under Section 408 of the Internal
                          Revenue Code. The CSP is only available for certain custodial Individual Retirement Accounts established under Section 408 of the Internal Revenue Code. For
                          Contracts purchased on or after January 1, 2005, we may discontinue offering the Spousal Protection
                          Benefit (Co-Annuitant) Option at any time prior to the time you elect to receive it.

                        .** No Rider Fee was charged for these Options for
                          Contract Owners who added these Options prior to January 1, 2005. See page 14 for details.Transfer fee equal to 1.00% of the amount transferred up to a maximum of $25 for each after the 12/th/ transfer in any Contract Year ("CONTRACT YEAR"), which we measure from the date we issue your Contract or a Contract
                          Anniversary.

                        .State premium tax (New York currently does not impose
                          one).

                        WE MAY DISCONTINUE OFFERING ANY OF THESE OPTIONS AT ANY
                        TIME PRIOR TO THE TIME YOU ELECT TO RECEIVE IT.
-------------------------------------------------------------------------------

                                  9 PROSPECTUS

INVESTMENT              Each Contract offers several investment alternatives
ALTERNATIVES            including:

                        .up to 2 Fixed Account Options that credit interest at
                          rates we guarantee, and

                        .54* Variable Sub-Accounts investing in Portfolios,
                          offering professional money management by these investment advisors:

                          . Fidelity Management & Research Company

                          . Franklin Advisers, Inc.

                          . Franklin Advisory Services, LLC

                          . Franklin Mutual Advisers, LLC

                          . Lord, Abbett & Co. LLC

                          . OppenheimerFunds, Inc.

                          . Putnam Investment Management, LLC

                          . Templeton Asset Management Ltd.

                          . Templeton Investment Counsel, LLC

                          . Van Kampen Asset Management

                          . Van Kampen**

                          * Up to 59 Variable Sub-Accounts may be available depending on the date you purchased your Contract.
                          Please see page 45 for information about Sub-Account and/or Portfolio liquidations, mergers, closures and name changes.

                          **Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

                        NOT ALL FIXED ACCOUNT OPTIONS ARE AVAILABLE WITH ALL
                        CONTRACTS.

                        To find out current rates being paid on the Fixed
                        Account Option(s), or to find out how the Variable
                        Sub-Accounts have performed, please call us at
                        1-866-718-9824.
-------------------------------------------------------------------------------
SPECIAL SERVICES        For your convenience, we offer these special services:

                        . AUTOMATIC PORTFOLIO REBALANCING PROGRAM

                        . AUTOMATIC ADDITIONS PROGRAM

                        . DOLLAR COST AVERAGING PROGRAM

                        . SYSTEMATIC WITHDRAWAL PROGRAM

                        . TRUEBALANCE/SM/ ASSET ALLOCATION PROGRAM
-------------------------------------------------------------------------------

                                 10 PROSPECTUS

INCOME PAYMENTS         You can choose fixed income payments, variable income
                        payments, or a combination of the two. You can receive
                        your income payments in one of the following ways (you
                        may select more than one income plan):

                        . life income with guaranteed number of payments

                        . joint and survivor life income with guaranteed number
                          of payments

                        . guaranteed number of payments for a specified period

                        . life income with cash refund

                        . joint life income with cash refund

                        . life income with installment refund

                        . joint life income with installment refund

                        Prior to January 1, 2004, Allstate New York also offered two Retirement Income Guarantee Options that guarantee a minimum amount of fixed income payments you can receive if you elect to receive income payments.

                        In addition, we offer an Income Protection Benefit
                        Option that guarantees that your variable income
                        payments will not fall below a certain level.
-------------------------------------------------------------------------------
DEATH BENEFITS          If you, the Annuitant or Co-Annuitant die before the
                        Payout Start Date, we will pay a death benefit subject
                        to the conditions described in the Contract. In
                        addition to the death benefit included in your Contract
                        ("RETURN OF PREMIUM DEATH BENEFIT" or "ROP DEATH
                        BENEFIT"), the death benefit option we currently offer
                        is the MAV DEATH BENEFIT OPTION.

                        The SureIncome Plus Option and SureIncome For Life
                        Option also include a death benefit option, the
                        SureIncome Return of Premium Death Benefit,
                        ("SUREINCOME ROP DEATH BENEFIT").
-------------------------------------------------------------------------------
TRANSFERS               Before the Payout Start Date, you may transfer your
                        Contract Value among the investment alternatives, with
                        certain restrictions. The minimum amount you may
                        transfer is $100 or the amount remaining in the
                        investment alternative, if less. The minimum amount
                        that can be transferred into the Standard Fixed Account
                        is $100.

                        A charge may apply after the 12/th/ transfer in each
                        Contract Year.
-------------------------------------------------------------------------------
WITHDRAWALS             If any withdrawal reduces your Contract Value to less
                        than $1,000, we will treat the request as a withdrawal
                        of the entire Contract Value, unless the SureIncome
                        Withdrawal Benefit Option is in effect under your
                        Contract. In general, you must withdraw at least $50 at
                        a time. Withdrawals taken prior to the Payout Start
                        Date are generally considered to come from the earnings
                        in the Contract first. If the Contract is
                        tax-qualified, generally all withdrawals are treated as
                        distributions of earnings. Withdrawals of earnings are
                        taxed as ordinary income and, if taken prior to age
                        591/2, may be subject to an additional 10% federal tax
                        penalty. A withdrawal charge may also apply.

                        If any withdrawal reduces your Contract Value to less
                        than $1,000, we will treat the request as a withdrawal
                        of the entire Contract Value, unless a Withdrawal
                        Benefit Option is in effect under your Contract. Your
                        Contract will terminate if you withdraw all of your
                        Contract Value.
-------------------------------------------------------------------------------


                                 11  PROSPECTUS

HOW THE CONTRACTS WORK
--------------------------------------------------------------------------------

Each Contract basically works in two ways.

First, each Contract can help you (we assume you are the "CONTRACT OWNER") save for retirement because you can invest in your Contract's investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in a Fixed Account Option, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, each Contract can help you plan for retirement because you can use it to receive retirement income for life and/ or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 61. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

Issue                                           Payout Start
Date            Accumulation Phase                  Date                 Payout Phase
------------------------------------------------------------------------------------------------------------>
You buy    You save for retirement              You elect to receive    You can receive    Or you can receive
a Contract                                      income payments or      income payments    income payments
                                                receive a lump sum      for a set period   for life
                                                payment



Other income payment options are also available. See "INCOME PAYMENTS."

As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. See "The Contracts." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner or, if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-866-718-9824 if you have any question about how the Contracts work.


                                 12  PROSPECTUS

EXPENSE TABLE
--------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes because New York currently does not impose premium taxes on annuities. For more information about Variable Account expenses, see "Expenses," below. For more information about Fund expenses, please refer to the accompanying prospectuses for the Portfolios.


CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of purchase payments withdrawn)/*// /

                               Number of Complete Years Since We Received the Purchase Payment Being Withdrawn/Applicable Charge:

-----------------------------------------------------------------------------------------------------------------------------------
Contract:                          0           1          2          3          4          5          6          7          8+
-----------------------------------------------------------------------------------------------------------------------------------
 Allstate Advisor                   7%         7%         6%         5%         4%         3%        2%          0%         0%
-----------------------------------------------------------------------------------------------------------------------------------
 Allstate Advisor Plus            8.5%       8.5%       8.5%       7.5%       6.5%       5.5%        4%        2.5%         0%
-----------------------------------------------------------------------------------------------------------------------------------
 Allstate Advisor Preferred
with:
-----------------------------------------------------------------------------------------------------------------------------------
  5-Year Withdrawal Charge          7%         6%         5%         4%         3%         0%
 Option
-----------------------------------------------------------------------------------------------------------------------------------
  3-Year Withdrawal Charge          7%         6%         5%         0%
 Option
-----------------------------------------------------------------------------------------------------------------------------------
  No Withdrawal Charge Option      None
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
All Contracts:
-----------------------------------------------------------------------------------------------------------------------------------
Annual Contract Maintenance                                                  $30**
Charge
-----------------------------------------------------------------------------------------------------------------------------------
Transfer Fee                                       1.00% of the amount transferred, up to a maximum of $25***
-----------------------------------------------------------------------------------------------------------------------------------


* Each Contract Year, you may withdraw a portion of your purchase payments (and/or your earnings, in the case of Charitable Remainder Trusts) without incurring a withdrawal charge ("Preferred Withdrawal Amount"). See "Withdrawal Charges" for more information.

**  / /Waived in certain cases. See "Expenses."

*** Applies solely to the 13th and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic portfolio rebalancing.


                                 13  PROSPECTUS

VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSET VALUE DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)


If you select the basic Contract without any optional benefits, your Variable Account expenses would be as follows:

                                                                Mortality and                     Total Variable
                                                                 Expense Risk   Administrative    Account Annual
Basic Contract (without any optional benefit)                       Charge      Expense Charge*       Expense
------------------------------------------------------------------------------------------------------------------
 ALLSTATE ADVISOR                                                   1.10%            0.19%            1.29%
------------------------------------------------------------------------------------------------------------------
 ALLSTATE ADVISOR PLUS                                              1.40%            0.19%            1.59%
------------------------------------------------------------------------------------------------------------------
 ALLSTATE ADVISOR PREFERRED (5- YEAR WITHDRAWAL CHARGE OPTION)      1.40%            0.19%            1.59%
------------------------------------------------------------------------------------------------------------------
 ALLSTATE ADVISOR PREFERRED (3- YEAR WITHDRAWAL CHARGE OPTION)      1.50%            0.19%            1.69%
------------------------------------------------------------------------------------------------------------------
 ALLSTATE ADVISOR PREFERRED (NO WITHDRAWAL CHARGE OPTION)           1.60%            0.19%            1.79%
------------------------------------------------------------------------------------------------------------------


*We reserve the right to raise the administrative expense charge to 0.35%. However, we will not increase the charge once we issue your Contract.

Each Contract also offers optional riders that may be added to the Contract. For each optional rider you select, you would pay the following additional mortality and expense risk charge associated with each rider.

                                                     0.20% (up to 0.30% for Options added in the
MAV Death Benefit Option                                               future)




If you select the Options with the highest possible combination of mortality and expense risk charges, your Variable Account expenses would be as follows, assuming current expenses:

                                                                Mortality and                     Total Variable
                                                                 Expense Risk   Administrative    Account Annual
Contract with the MAV Death Benefit Option                         Charge*      Expense Charge*       Expense
------------------------------------------------------------------------------------------------------------------

 ALLSTATE ADVISOR                                                    1.30%              0.19%           1.49%
------------------------------------------------------------------------------------------------------------------

 ALLSTATE ADVISOR PLUS                                               1.60%              0.19%          1.79%
------------------------------------------------------------------------------------------------------------------

 ALLSTATE ADVISOR PREFERRED (5- YEAR WITHDRAWAL CHARGE OPTION)       1.60%              0.19%          1.79%
------------------------------------------------------------------------------------------------------------------

 ALLSTATE ADVISOR PREFERRED (3- YEAR WITHDRAWAL CHARGE OPTION)       1.70%              0.19%          1.89%
------------------------------------------------------------------------------------------------------------------

 ALLSTATE ADVISOR PREFERRED (NO WITHDRAWAL CHARGE OPTION)            1.80%              0.19%         1.99%
------------------------------------------------------------------------------------------------------------------


* As described above the administrative expense charge and the mortality and expense charge for certain Options may be higher for future Contracts. However, we will not increase the administrative expense charge once we issue your Contract, and we will not increase the charge for the Option once we add the Option to your Contract.

TRUERETURN/SM/ ACCUMULATION BENEFIT OPTION FEE

(ANNUAL RATE AS A PERCENTAGE OF BENEFIT BASE ON A CONTRACT ANNIVERSARY)

TrueReturn/SM/ Accumulation Benefit Option                                            0.50%*
------------------------------------------------------------------------------------------------------------


*
   Up to 1.25% for Options added in the future. See "TrueReturn/SM/ Accumulation Benefit Option" for details.



SUREINCOME WITHDRAWAL BENEFIT OPTION FEE

(ANNUAL RATE AS A PERCENTAGE OF BENEFIT BASE ON A CONTRACT ANNIVERSARY)

SureIncome Withdrawal Benefit Option                                                   0.50%*
--------------------------------------------------------------------------------------------------------------


* Up to 1.25% for SureIncome Options added in the future. See "SureIncome Withdrawal Benefit Option" for details.



SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION FEE

(ANNUAL RATE AS A PERCENTAGE OF BENEFIT BASE ON A CONTRACT ANNIVERSARY)

SureIncome Plus Withdrawal Benefit Option                                              0.65%*
-------------------------------------------------------------------------------------------------------------


*Up to 1.25% for SureIncome Plus Options added in the future. See "SureIncome
   Plus Withdrawal Benefit Option" for details.


                                 14  PROSPECTUS

SUREINCOME FOR LIFE WITHDRAWAL BENEFIT OPTION FEE

(ANNUAL RATE AS A PERCENTAGE OF BENEFIT BASE ON A CONTRACT ANNIVERSARY)

SureIncome For Life Withdrawal Benefit Option                                         0.65%*
-----------------------------------------------------------------------------------------------------------


* Up to 1.25% for SureIncome For Life Options added in the future. See "SureIncome For Life Withdrawal Benefit Option" for details.



RETIREMENT INCOME GUARANTEE OPTION FEE*

If you selected RIG 1, you would pay a Rider Fee at the annual rate of 0.40% of the Income Base in effect on a Contract Anniversary. If you selected RIG 2, you would pay an additional Rider Fee at the annual rate of 0.55% of the Income Base in effect on a Contract Anniversary. See "Retirement Income Guarantee Options" for details.

*We discontinued offering the Retirement Income Guarantee Options as of January 1, 2004. Fees shown apply to Contract Owners who selected an Option prior to January 1, 2004.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FEE

(AS A PERCENTAGE OF CONTRACT VALUE ON EACH CONTRACT ANNIVERSARY)

Spousal Protection Benefit (Co-Annuitant) Option                              0.10%*
--------------------------------------------------------------------------------------------------


*Applies to Contract Owners who select the Option on or after January 1, 2005.
   Up to 0.15% for options added in the future.



SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS FEE

(AS A PERCENTAGE OF CONTRACT VALUE ON EACH CONTRACT ANNIVERSARY)

Spousal Protection Benefit (Co-Annuitant) Option                              0.10%*
--------------------------------------------------------------------------------------------------


*Applies to Contract Owners who select the Option on or after January 1, 2005.
   Up to 0.15% for options added in the future.

If you select the Spousal Protection Benefit (Co-Annuitant) Option or Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts on or after January 1, 2005, you will pay a Rider Fee at the annual rate of 0.10% of the Contract Value on each Contract Anniversary. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value. If you selected either of these Options prior to January 1, 2005, there is no charge associated with your Option. See "Spousal Protection Benefit (Co-Annuitant) Option Fee and Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts Fee" for details.



INCOME PROTECTION BENEFIT OPTION

The Contracts are also available with the Income Protection Benefit Option. See "Income Payments - Income Protection Benefit Option," below, for a description of the Option. The charge for the Income Protection Benefit Option is currently 0.50% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. The charge for the Income Protection Benefit Option applies during the Payout Phase. We reserve the right to raise the Income Protection Benefit Option charge to up to 0.75%. Once your Income Protection Benefit Option is in effect, however, we may not change the fee that applies to your Contract. See "Expenses - Mortality and Expense Risk Charge," below, for details.


PORTFOLIO ANNUAL EXPENSES - MINIMUM AND MAXIMUM
The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below


                                 15  PROSPECTUS
specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.


                                 Minimum                        Maximum
----------------------------------------------------------------------------------
Total Annual Portfolio
Operating
Expenses/(1)/
(expenses that are
deducted from
Portfolio assets,
which may include
management fees,
distribution and/or
services (12b-1) fees,                0.35%                      1.73%
and other expenses)
----------------------------------------------------------------------------------



1. Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2006 (except as otherwise noted).




                                 16  PROSPECTUS

EXAMPLE 1
This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses.

The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

.. invested $10,000 in the Contract for the time periods indicated;

.. earned a 5% annual return on your investment;

.. surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period;

.. elected the MAV Death Benefit Option;

.. elected the Spousal Protection Benefit (Co-Annuitant) Option; and

.. elected the SureIncome Plus Withdrawal Benefit Option.

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.

                                                                      Allstate Advisor                       Allstate Advisor Plus
                                                                                             10  Years                            5
                                                       1Year         3 Years       5  Years                 1 Year    3  Years  Year
------------------------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses       $1,033      $1,757        $2,503       $4,642       $ 1,192  $2,058   $2,859
------------------------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio Expenses       $  892      $1,339        $1,817       $3,335       $ 1,050  $1,643   $2,182
------------------------------------------------------------------------------------------------------------------------------------
                                                            Allstate Advisor Preferred
                                                            (with 5-year Withdrawal Charge Option)

                                                        1 Year      3  Years     5  Years      10 Years
----------------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses       $979       $1,761       $2,392        $4,903
----------------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio Expenses       $838       $1,346       $1,715        $3,635
----------------------------------------------------------------------------------------------------------



                                        Allstate Advisor Preferred                         Allstate Advisor Preferred
                                  (with 3-year Withdrawal Charge Option)               (with No Withdrawal Charge Option)
                              1 Year      3  Years     5  Years     10 Years     1 Year      3  Years     5  Years      10 Years
-----------------------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum       $989       $1,451       $2,439       $4,988        $490       $1,480       $2,486        $5,073
 Annual Portfolio Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum       $848       $1,036       $1,765       $3,733        $348       $1,067       $1,815        $5,073
 Annual Portfolio Expenses
-----------------------------------------------------------------------------------------------------------------------------------






                                 17  PROSPECTUS

EXAMPLE 2
This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.

                                           Allstate Advisor                              Allstate Advisor Plus
                                                               10  Years                                       10  Years
                            1Year      3 Years       5  Years                 1 Year    3  Years     5  Years
-----------------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum     $438      $1,332        $2,248       $4,642       $   469  $1,421       $2,392       $4,903
Annual Portfolio Expenses
-----------------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum     $297      $  914        $1,562       $3,335       $   328  $1,006       $1,715       $3,636
Annual Portfolio Expenses
-----------------------------------------------------------------------------------------------------------------------------
                                   Allstate Advisor Preferred
                                (with 5-year Withdrawal Charge Option)

                            1 Year      3  Years     5  Years      10 Years
------------------------------------------------------------------------------
Costs Based on Maximum     $469       $1,421       $2,392        $4,903
Annual Portfolio Expenses
------------------------------------------------------------------------------
Costs Based on Minimum     $328       $1,006       $1,715        $3,635
Annual Portfolio Expenses
------------------------------------------------------------------------------



                                        Allstate Advisor Preferred                         Allstate Advisor Preferred
                                  (with 3-year Withdrawal Charge Option)               (with No Withdrawal Charge Option)
                              1 Year      3  Years     5  Years     10 Years     1 Year      3  Years     5  Years      10 Years
-----------------------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum       $479       $1,451       $2,439       $4,988        $490       $1,480       $2,486        $5,073
 Annual Portfolio Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum       $338       $1,036       $1,765       $3,733        $348       $1,067       $1,815        $5,073
 Annual Portfolio Expenses
-----------------------------------------------------------------------------------------------------------------------------------





PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED.
 THE EXAMPLES REFLECT THE PREFERRED WITHDRAWAL AMOUNTS, IF APPLICABLE, AND THE DEDUCTION OF THE ANNUAL CONTRACT MAINTENANCE CHARGE OF $30 EACH YEAR. THE ABOVE EXAMPLES ASSUME YOU HAVE SELECTED THE MAV DEATH BENEFIT OPTION, THE SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION, AND THE SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION. EXAMPLES FOR THE ALLSTATE ADVISOR PREFERRED CONTRACTS ASSUME THE ELECTION OF THE 5-YEAR WITHDRAWAL CHARGE OPTION. IF ANY OR ALL OF THESE FEATURES WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER.




                                 18  PROSPECTUS

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Accumulation Unit Values for the lowest and highest available combinations of Contract charges that affect Accumulation Unit Values for each Contract are shown in Appendix I of this prospectus. The financial statements of Allstate New York and the financial statements of the Variable Account, which are comprised of the financial statements of the underlying Sub-Accounts, appear in the Statement of Additional Information.


THE CONTRACTS
--------------------------------------------------------------------------------


CONTRACT OWNER
Each Contract is an agreement between you, the Contract Owner, and Allstate New York, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

.. the investment alternatives during the Accumulation and Payout Phases,

.. the amount and timing of your purchase payments and withdrawals,

.. the programs you want to use to invest or withdraw money,

.. the income payment plan(s) you want to use to receive retirement income,

.. the Annuitant (either yourself or someone else) on whose life the income payments will be based,

.. the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract Owner or the Annuitant dies, and

.. any other rights that the Contract provides, including restricting income payments to Beneficiaries.

If you die, any surviving joint Contract Owner or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract. If the sole surviving Contract Owner dies after the Payout Start Date, the Primary Beneficiary will receive any guaranteed income payments scheduled to continue.

If the Annuitant dies prior to the Payout Start Date and the Contract Owner is a grantor trust not established by a business, the new Contract Owner will be the Beneficiary(ies).

The Contract cannot be jointly owned by both a non-living person and a living person unless the Contract Owner(s) assumed ownership of the Contract as a Beneficiary(ies). The maximum age of any Contract Owner on the date we receive the completed application for each Contract is age 90.

If you select the Maximum Anniversary Value (MAV) Death Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is currently age
79. If you select the Spousal Protection Benefit (Co-Annuitant) Option or the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts (CSP), the maximum age of any Contract Owner or beneficial owner for CSP on the Rider Application Date is currently age 90. If you select the SureIncome Withdrawal Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is age 75. If you select the SureIncome Plus Withdrawal Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is age 75. If you select the SureIncome For Life Withdrawal Benefit Option, the minimum and maximum ages of the oldest Contract Owner (oldest annuitant if Contract Owner is a non-living person) on the Rider Application Date are ages 50 and 75, respectively.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)).
 The endorsements required to qualify these annuities under the Internal Revenue Code of 1986, as amended, ("Code") may limit or modify your rights and privileges under the Contract. We use the term "QUALIFIED CONTRACT" to refer to a Contract issued as an IRA, 403(b) or with a Qualified Plan.

Except for certain retirement plans, you may change the Contract Owner at any time by written notice in a form satisfactory to us. Until we receive your written notice to change the Contract Owner, we are entitled to rely on the most recent information in our files. We will provide a change of ownership form to be signed by you and filed with us. Once we accept the change, the change will take effect as of the date you signed the request. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change the Contract Owner, you should deliver your written notice to us promptly. Each change is subject to any payment we make or other action we take before we accept it. Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under Qualified Plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.


                                 19  PROSPECTUS

ANNUITANT
The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plan 3). You may not change the Annuitant at any time. You may designate a joint Annuitant, who is a second person on whose life income payments depend, at the time you select an Income Plan. Additional restrictions may apply in the case of Qualified Plans. The maximum age of the Annuitant on the date we receive the completed application for each Contract is 90.

If you select the MAV Death Benefit Option, the maximum age of any Annuitant on the Rider Application Date is 79.

If you select the Spousal Protection Benefit (Co-Annuitant) Option, the maximum age of any Annuitant on the Rider Application date is age 90.

If you select the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts, the maximum age of any Annuitant on the Rider Application date is age 90.

If you select the Income Protection Benefit Option, the oldest Annuitant and joint Annuitant (if applicable) must be age 75 or younger on the Payout Start Date.

If you select the SureIncome Withdrawal Benefit Option, the maximum age of any Annuitant on the Rider Application Date is age 75. If you select the SureIncome Plus Withdrawal Benefit Option, the maximum age of any Annuitant on the Rider Application Date is age 75. If you select the SureIncome For Life Withdrawal Benefit Option, the minimum and maximum ages of the oldest annuitant, if the Contract Owner is a non-living person, on the Rider Application Date are ages 50 and 75, respectively.

If you select an Income Plan that depends on the Annuitant or a joint Annuitant's life, we may require proof of age and sex before income payments begin and proof that the Annuitant or joint Annuitant is still alive before we make each payment.


CO-ANNUITANT
SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION

Contract Owners of IRA Contracts that meet the following conditions and that elect the Spousal Protection Benefit Option may name their spouse as a Co-Annuitant:

.. the individually owned Contract must be either a traditional, Roth, or Simplified Employee Pension IRA;

.. the Contract Owner must be age 90 or younger on the Rider Application Date;

.. the Co-Annuitant must be age 79 or younger on the Rider Application Date; and

.. the Co-Annuitant must be the sole Primary Beneficiary under the Contract.

Under the Spousal Protection Benefit (Co-Annuitant) Option, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date or upon the death of the Co-Annuitant. You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. At any time, there may only be one Co-Annuitant under your Contract. See "Spousal Protection Benefit Option and Death of Co-Annuitant" for more information.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS.

Contracts that meet the following conditions and that elect the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts may name the spouse of the Annuitant as a Co-Annuitant:

.. the beneficially owned Contract must be a Custodial traditional IRA, Custodial
  Roth IRA, or a Custodial Simplified Employee Pension IRA;

.. the Annuitant must be the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA;

.. the Co-Annuitant must be the legal spouse of the Annuitant and only one
  Co-Annuitant may be named;

.. the Co-Annuitant must be the sole beneficiary of the Custodial traditional
  IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA;

.. the Annuitant must be age 90 or younger on the Rider Application Date; and

.. the Co-Annuitant must be age 79 or younger on the Rider Application Date.

Under the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date or upon the death of the Co-Annuitant. The Co-Annuitant is not considered the beneficial owner of the Custodial Traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA. See "Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts and Death of Co-Annuitant" for more information.


BENEFICIARY
You may name one or more Primary and Contingent Beneficiaries when you apply for a Contract. The Primary Beneficiary is the person who may, in accordance with the terms of the Contract, elect to receive the death settlement ("DEATH PROCEEDS") or become the new


                                 20  PROSPECTUS

Contract Owner pursuant to the Contract if the sole surviving Contract Owner dies before the Payout Start Date. A Contingent Beneficiary is the person selected by the Contract Owner who will exercise the rights of the Primary Beneficiary if all named Primary Beneficiaries die before the death of the sole surviving Contract Owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we accept your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made by us or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving Primary or Contingent Beneficiaries when the sole surviving Contract Owner dies, the new Beneficiary will be:

.. your spouse or, if he or she is no longer alive,

.. your surviving children equally, or if you have no surviving children,

.. your estate.

If more than one Beneficiary survives you (or the Annuitant, if the Contract Owner is a grantor trust), we will divide the Death Proceeds among the surviving Beneficiaries according to your most recent written instructions. If you have not given us written instructions in a form satisfactory to us, we will pay the Death Proceeds in equal amounts to the surviving Beneficiaries. If there is more than one Beneficiary in a class (e.g., more than one Primary Beneficiary) and one of the Beneficiaries predeceases the Contract Owner (the Annuitant if the Contract owner is a grantor trust), the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

For purposes of this Contract, in determining whether a living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person A") has survived another living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person B"), Living Person A must survive Living Person B by at least 24 hours.
 Otherwise, Living Person A will be conclusively deemed to have predeceased Living Person B.

Where there are multiple Beneficiaries, we will only value the Death Proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk. If there is more than one Beneficiary taking shares of the Death Proceeds, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the Death Proceeds. Each Beneficiary will exercise all rights related to his or her share of the Death Proceeds, including the sole right to select a death settlement option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the death settlement option chosen by the original Beneficiary.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation, trust or other non-living person, all Beneficiaries will be considered to be non-living persons.


MODIFICATION OF THE CONTRACT
Only an Allstate New York officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.


ASSIGNMENT
You may not assign an interest in this Contract as collateral or security for a loan. However, you may assign periodic income payments under this Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN PERIODIC INCOME PAYMENTS UNDER YOUR CONTRACT.


                                 21  PROSPECTUS

PURCHASES
--------------------------------------------------------------------------------


MINIMUM PURCHASE PAYMENTS
The minimum initial purchase payment for Non- Qualified Contracts is $10,000, ($2,000 for Contracts issued with an IRA or TSA). All subsequent purchase payments under a Contract must be $1,000 or more ($50 for automatic payments). For ALLSTATE ADVISOR PLUS CONTRACTS, purchase payments do not include any Credit Enhancements. You may make purchase payments at any time prior to the Payout Start Date. Please consult with your representative for details. The total amount of purchase payments we will accept for each Contract without our prior approval is $1,000,000. We reserve the right to accept a lesser initial purchase payment amount or lesser subsequent purchase payment amounts. We reserve the right to limit the availability of the investment alternatives for additional investments. We also reserve the right to reject any application.


AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of $50 or more per month by automatically transferring money from your bank account. Please consult with your sales representative for detailed information. The AUTOMATIC ADDITIONS PROGRAM is not available for making purchase payments into the Dollar Cost Averaging Fixed Account Option.


ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payment among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by calling us at 1-866-718-9824.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our customer service center. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our customer service center.

We use the term "BUSINESS DAY" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." Our business day closes when the New York Stock Exchange closes for regular trading, usually 4:00 p.m. Eastern Time (3:00 p.m. Central
Time). If we receive your purchase payment after 4:00 p.m. Eastern Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.


CREDIT ENHANCEMENT
For ALLSTATE ADVISOR PLUS CONTRACTS, each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement equal to 4% of the purchase payment if the oldest Contract Owner and oldest Annuitant are age 85 or younger on the date we receive the completed application for the Contract ("Application Date"). If the oldest Contract Owner or oldest Annuitant is age 86 or older and both are 90 or younger on the Application Date, we will add to your Contract Value a Credit Enhancement equal to 2% of the purchase payment. An additional Credit Enhancement will be added to your Contract if the cumulative purchase payments (including the purchase payment being made) less cumulative withdrawals exceed a certain threshold. The thresholds apply individually to each ALLSTATE ADVISOR PLUS Contract you own. The additional Credit Enhancements and their corresponding thresholds are as follows:

          ADDITIONAL CREDIT                CUMULATIVE PURCHASE
        ENHANCEMENT FOR LARGE            PAYMENTS LESS CUMULATIVE
              CONTRACTS                  WITHDRAWALS MUST EXCEED:

    0.50% of the purchase payment               $  500,000

    1.00% of the purchase payment               $1,000,000


If you exercise your right to cancel the Contract during the Trial Examination Period, the amount we refund to you will not include any Credit Enhancement. See "TRIAL EXAMINATION PERIOD" below for details.

We will allocate any Credit Enhancements to the investment alternatives according to the allocation instructions you have on file with us at the time we receive your purchase payment. We will allocate each Credit Enhancement among the investment alternatives in the same proportions as the corresponding purchase payment. We do not consider Credit Enhancements to be investments in the Contract for income tax purposes.

We use a portion of the withdrawal charge and mortality and expense risk charge to help recover the cost of providing the Credit Enhancement under the Contract. See "Expenses." Under certain circumstances (such as a


                                 22  PROSPECTUS
period of poor market performance) the cost associated with the Credit Enhancement may exceed the sum of the Credit Enhancement and any related earnings. You should consider this possibility before purchasing the Contract.

TRIAL EXAMINATION PERIOD

You may cancel your Contract by providing us with written notice within the Trial Examination Period, which is the 10 day period after you receive the Contract (pursuant to New York law, 60 days if you are exchanging another contract for one of the Contracts described in this prospectus). If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss, including the deduction of mortality and expense risk charges and administrative expense charges, that occurred from the date of allocation through the date of cancellation. If your Contract is qualified under Code Section 408(b), we will refund the greater of any purchase payments or the Contract Value.

For ALLSTATE ADVISOR PLUS CONTRACTS, we have received regulatory relief to enable us to recover the amount of any Credit Enhancement applied to Contracts that are cancelled during the Trial Examination Period. The amount we return to you upon exercise of this Right to Cancel will not include any Credit Enhancement or the amount of charges deducted prior to cancellation, but will reflect any investment gain or loss associated with your Variable Account purchase payments and with the full amount of the Credit Enhancement, including the deduction of mortality and expense risk charges and administrative charges.

We reserve the right to allocate your purchase payments to the Putnam VT Money Market - Class IB Sub-Account during the Trial Examination Period.


CONTRACT VALUE
--------------------------------------------------------------------------------

On the Issue Date, the Contract Value is equal to your initial purchase payment (for ALLSTATE ADVISOR PLUS CONTRACTS, your initial purchase payment plus the Credit Enhancement).

Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus your value in the Fixed Account Option(s) offered by your Contract.


ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. For ALLSTATE ADVISOR PLUS CONTRACTS, we would credit your Contract additional Accumulation Units of the Variable Sub-Account to reflect the Credit Enhancement paid on your purchase payment. See "Credit Enhancement." Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.


ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account for each Contract will rise or fall to reflect:

.. changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

.. the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine any applicable withdrawal charges, Rider Fees (if applicable), transfer fees, and contract maintenance charges separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Values, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account for each Contract on each Valuation Date. We also determine a separate set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combination thereof, offered under the Contract.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.


TRUERETURN/SM/ ACCUMULATION BENEFIT OPTION
We offer the TrueReturn/SM/ Accumulation Benefit Option, which is available for an additional fee. The TrueReturn Option guarantees a minimum Contract Value on the "RIDER MATURITY DATE." The Rider Maturity Date is determined by the length of the Rider Period


                                 23  PROSPECTUS
which you select. The Option provides no minimum Contract Value if the Option terminates before the Rider Maturity Date. See "Termination of the TrueReturn Option" below for details on termination.

The TrueReturn Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the TrueReturn Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the TrueReturn Option. Currently, you may have only one TrueReturn Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a TrueReturn Option, a Retirement Income Guarantee Option or a Withdrawal Benefit Option. The TrueReturn Option has no maximum issue age, however the Rider Maturity Date must occur before the latest Payout Start Date, which is the later of the Annuitant's 90th birthday or the 10th Contract Anniversary. Once added to your Contract, the TrueReturn Option may be cancelled at any time on or after the 5th Rider Anniversary by notifying us in writing in a form satisfactory to us.

The "RIDER ANNIVERSARY" is the anniversary of the Rider Date. We reserve the right to extend the date on which the TrueReturn Option may be cancelled to up to the 10th Rider Anniversary at any time in our sole discretion. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

When you add the TrueReturn Option to your Contract, you must select a Rider Period and a Guarantee Option. The Rider Period and Guarantee Option you select determine the AB Factor, which is used to determine the Accumulation Benefit, described below. The "RIDER PERIOD" begins on the Rider Date and ends on the Rider Maturity Date. The "RIDER DATE" is the date the TrueReturn Option was made a part of your Contract. We currently offer Rider Periods ranging from 8 to 16 years depending on the Guarantee Option you select. You may select any Rider Period from among those we currently offer, provided the Rider Maturity Date occurs prior to the latest Payout Start Date. We reserve the right to offer additional Rider Periods in the future, and to discontinue offering any of the Rider Periods at any time. Each Model Portfolio Option available under a Guarantee Option has specific investment requirements that are described in the "Investment Requirements" section below and may depend upon the Rider Date of your TrueReturn Option. We reserve the right to offer additional Guarantee Options in the future, and to discontinue offering any of the Guarantee Options at any time. After the Rider Date, the Rider Period and Guarantee Option may not be changed.

We may discontinue offering the TrueReturn Option at any time to new Contract Owners and to existing Contract Owners who did not elect the Option prior to the date of discontinuance.

We believe the TrueReturn Option complies with Individual Retirement Annuity
(IRA) requirements regarding enhanced benefits. We are filing the TrueReturn Option for prototype approval with the IRS.


ACCUMULATION BENEFIT.
On the Rider Maturity Date, if the Accumulation Benefit is greater than the Contract Value, then the Contract Value will be increased to equal the Accumulation Benefit. The excess amount of any such increase will be allocated to the Putnam VT Money Market Variable Sub-Account. You may transfer the excess amount out of the Putnam VT Money Market Variable Sub-Account and into another investment alternative at any time thereafter. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee. Prior to the Rider Maturity Date, the Accumulation Benefit will not be available as a Contract Value, Settlement Value, or Death Proceeds. Additionally, we will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date. After the Rider Maturity Date, the TrueReturn Option provides no additional benefit.

The "ACCUMULATION BENEFIT" is equal to the Benefit Base multiplied by the AB Factor. The "AB FACTOR" is determined by the Rider Period and Guarantee Option you selected as of the Rider Date. The following table shows the AB Factors available for the Rider Periods and Guarantee Options we currently offer.

                AB FACTORS
  RIDER PERIOD      GUARANTEE     GUARANTEE
(NUMBER OF YEARS)   OPTION 1      OPTION 2
---------------------------------------------
        8            100.0%           NA
---------------------------------------------
        9            112.5%           NA
---------------------------------------------
       10            125.0%        100.0%
---------------------------------------------
       11            137.5%        110.0%
---------------------------------------------
       12            N/A           120.0%
---------------------------------------------
       13            N/A           130.0%
---------------------------------------------
       14            N/A           140.0%
---------------------------------------------
       15            N/A           150.0%
---------------------------------------------
       16            N/A           160.0%
---------------------------------------------


The following examples illustrate the Accumulation Benefit calculations under Guarantee Options 1 and 2 on the Rider Maturity Date. For the purpose of illustrating the Accumulation Benefit calculation, the examples assume the Benefit Base is the same on the Rider Date and the Rider Maturity Date.

 Example 1: Guarantee Option 1

Guarantee Option:                            1
Rider Period:                               10
AB Factor:                                125.0%
Rider Date:                               1/2/04

                                 24 PROSPECTUS

Rider Maturity Date:                      1/2/14
Benefit Base on Rider Date:               $50,000
Benefit Base on rider Maturity Date:      $50,000


On the Rider Maturity Date (1/2/14):
Accumulation Benefit  = Benefit Base on Rider Maturity
                       Date X AB Factor
                      = $50,000 X 125.0%
                       = $62,500


Example 2: Guarantee Option 2

Guarantee Option:                            2
Rider Period:                               15
AB Factor:                                150.0%
Rider Date:                               1/2/04
Rider Maturity Date:                      1/2/19
Benefit Base on Rider Date:               $50,000
Benefit Base on rider Maturity Date:      $50,000


On the Rider Maturity Date (1/2/19):
Accumulation Benefit  = Benefit Base on Rider Maturity
                       Date X AB Factor
                       = $50,000 X 150.0%
                       = $75,000


Guarantee Option 1 offers a higher AB Factor and more rider periods than Guarantee Option 2. Guarantee Option 1 and Guarantee Option 2 have different investment restrictions. See "Investment Requirements" below for more information.


BENEFIT BASE.
The Benefit Base is used solely for purposes of determining the Rider Fee and the Accumulation Benefit. The Benefit Base is not available as a Contract Value, Settlement Value, or Death Proceeds. On the Rider Date, the "Benefit Base" is equal to the Contract Value. After the Rider Date, the Benefit Base will be recalculated for purchase payments and withdrawals as follows:

.. The Benefit Base will be increased by purchase payments (and Credit
  Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) made prior to or on the first Contract Anniversary following the Rider Date. Subject to the terms and conditions of your Contract, you may add purchase payments after this date, but they will not be included in the calculation of the Benefit Base.
   THEREFORE, IF YOU PLAN TO MAKE PURCHASE PAYMENTS AFTER THE FIRST CONTRACT ANNIVERSARY FOLLOWING THE RIDER DATE, YOU SHOULD CONSIDER CAREFULLY WHETHER THIS OPTION IS APPROPRIATE FOR YOUR NEEDS.

.. The Benefit Base will be decreased by a Withdrawal Adjustment for each withdrawal you make. The Withdrawal Adjustment is equal to (a) divided by
  (b), with the result multiplied by (c), where:

  (a) = the withdrawal amount;

  (b) = the Contract Value immediately prior to the withdrawal; and

  (c) = the Benefit Base immediately prior to the withdrawal.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge also may apply. See Appendix G for numerical examples that illustrate how the Withdrawal Adjustment is applied.

The Benefit Base will never be less than zero.


INVESTMENT REQUIREMENTS.
If you add the TrueReturn Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest during the Rider Period. The specific requirements will depend on the model portfolio option ("Model Portfolio Option") you have selected and the effective date of your TrueReturn Option. These requirements are described below in more detail. These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable to a Guarantee Option or a Model Portfolio Option available under a Guarantee Option at any time in our sole discretion. Any changes we make will not apply to a TrueReturn Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. Any changes we make will apply to a new TrueReturn Option elected subsequent to the change pursuant to the Rider Trade-In Option.

When you add the TrueReturn Option to your Contract, you must allocate your entire Contract Value as follows:

(1) to a Model Portfolio Option ("MODEL PORTFOLIO OPTION") available with the Guarantee Option you selected, as defined below; or

(2) to the DCA Fixed Account Option and then transfer all purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) and interest according to a Model Portfolio Option available with the Guarantee Option you selected; or

(3) to a combination of (1) and (2) above.


                                 25  PROSPECTUS

For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.

On the Rider Date, you must select only one of the Model Portfolio Options in which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other Model Portfolio Options available with your Guarantee Option. We currently offer several Model Portfolio Options with each of the available Guarantee Options. The Model Portfolio Options that are available under Guarantee Options may differ depending upon the effective date of your TrueReturn Option. Please refer to the Model Portfolio Option 1, Model Portfolio Option 2, TrueBalance/SM/ Model Portfolio Options, and Fidelity VIP Freedom Funds Model Portfolio Options sections below for more details. We may add other Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Options currently available for use with each Guarantee Option under the TrueReturn Option:

               GUARANTEE OPTION 1                         GUARANTEE OPTION 2
-------------------------------------------------------------------------------------
* Model Portfolio Option 1                        * Model Portfolio Option 2
* TrueBalance Conservative Model Portfolio        * TrueBalance Conservative Model
 Option                                            Portfolio Option
* TrueBalance Moderately Conservative Model       * TrueBalance Moderately
 Portfolio Option                                  Conservative Model Portfolio
*Fidelity VIP Freedom Income Fund Model            Option
 Portfolio Option                                 * TrueBalance Moderate Model
*Fidelity VIP Freedom 2010 Fund Model Portfolio    Portfolio Option
 Option                                           * TrueBalance Moderately Aggressive
                                                   Model Portfolio Option
                                                  * TrueBalance Aggressive Model
                                                   Portfolio Option
                                                  *Fidelity VIP Freedom Income Fund
                                                   Model Portfolio Option
                                                  *Fidelity VIP Freedom 2010 Fund
                                                   Model Portfolio Option
                                                  *Fidelity VIP Freedom 2020 Fund
                                                   Model Portfolio Option
                                                  *Fidelity VIP Freedom 2030 Fund
                                                   Model Portfolio Option
-------------------------------------------------------------------------------------


NOTE: THE TRUEBALANCE MODEL PORTFOLIO OPTIONS WERE ADDED TO THE TRUERETURN
OPTION ON MAY 1, 2005.   TRUEBALANCE MODEL PORTFOLIOS SELECTED PRIOR TO MAY 1,
2005, MAY NOT BE USED WITH THE TRUERETURN OPTION. THE FIDELITY VIP FREEDOM FUNDS MODEL PORTFOLIO OPTIONS ARE AVAILABLE AS MODEL PORTFOLIO OPTIONS UNDER GUARANTEE OPTION 1 AND GUARANTEE OPTION 2 (RIDER DATE PRIOR TO OCTOBER 1, 2004). FOR GUARANTEE OPTION 2 (RIDER DATE ON OR AFTER OCTOBER 1, 2004), THE FIDELITY VIP FREEDOM FUNDS ARE PART OF THE AVAILABLE VARIABLE SUB-ACCOUNTS LISTED UNDER MODEL PORTFOLIO OPTION 2. PLEASE NOTE THAT ONLY CERTAIN FIDELITY VIP FREEDOM FUNDS
                                      ------------
MODEL PORTFOLIO OPTIONS ARE AVAILABLE WITH YOUR TRUERETURN OPTION AS SUMMARIZED IN THE TABLE ABOVE.

You may not allocate any of your Contract Value to the Standard Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option to the Variable Sub-Accounts prior to adding the TrueReturn Option to your Contract. You may allocate any portion of your purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information. We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to the percentage allocations for the Model Portfolio Option you selected.

Any subsequent purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made to your Contract will be allocated to the Variable Sub-Accounts according to your specific instructions or your allocation for the previous purchase payment (for Model Portfolio Option 1) or the percentage allocation for your current Model Portfolio Option (for TrueBalance Model Portfolio Options) unless you request that the purchase payment (and Credit Enhancement for Allstate Advisor Plus Contracts) be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $100 or more. Any withdrawals you request will reduce your Contract Value invested in each of the investment alternatives on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all Variable Sub-Accounts, unless you request otherwise.


MODEL PORTFOLIO OPTIONS 1
If you choose or transfer your entire Contract Value into Model Portfolio Option 1 under Guarantee Option 1, you must allocate a certain percentage of your Contract Value into each of three asset categories. Please note that certain investment alternatives are not available under Model Portfolio Option 1. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.


                                 26  PROSPECTUS

Effective October 1, 2004, certain Variable Sub-Accounts under Model Portfolio 1 were reclassified into different asset categories. These changes apply to TrueReturn Options effective prior to and on or after October 1, 2004. The following table describes the percentage allocation requirements for Model Portfolio Option 1 and Variable Sub-Accounts available under each category:

                         MODEL PORTFOLIO OPTION 1
---------------------------------------------------------------------------
                              20% Category A
                              50% Category B
                              30% Category C
                               0% Category D
---------------------------------------------------------------------------
CATEGORY A
Putnam VT Money Market - Class IB Sub-Account
Van Kampen LIT Money Market, Class II Sub-Account
---------------------------------------------------------------------------
CATEGORY B
FTVIP Franklin U.S. Government - Class 2 Sub-Account
Lord Abbett Series - Bond-Debenture Sub-Account
Oppenheimer Core Bond/VA - Service Shares Sub-Account
Oppenheimer High Income/VA - Service Shares Sub-Account
Oppenheimer Strategic Bond/VA - Service Shares Sub-Account
Putnam VT High Yield - Class IB Sub-Account
Putnam VT Income - Class IB Sub-Account
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (1)
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (1)
---------------------------------------------------------------------------
CATEGORY C
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
FTVIP Franklin Growth and Income Securities - Class 2 Sub-Account
FTVIP Franklin Income Securities - Class 2 Sub-Account
FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account
FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account
FTVIP Mutual Discovery Securities - Class 2 Sub-Account
FTVIP Mutual Shares Securities - Class 2 Sub-Account
FTVIP Templeton Developing Markets Securities - Class 2 Sub-Account
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
Lord Abbett Series - All Value Sub-Account
Lord Abbett Series - Growth and Income Sub-Account
Lord Abbett Series - Growth Opportunities Sub-Account
Lord Abbett Series - Mid-Cap Value Sub-Account
Oppenheimer MidCap/VA - Service Shares Sub-Account
Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account
Oppenheimer Balanced/VA - Service Shares Sub-Account
Oppenheimer Main Street(R)/VA - Service Shares Sub-Account
Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account
Putnam VT Global Asset Allocation - Class IB Sub-Account
Putnam VT Growth and Income - Class IB Sub-Account
Putnam VT International Equity - Class IB Sub-Account
Putnam VT Investors - Class IB Sub-Account
Putnam VT New Value - Class IB Sub-Account
Putnam VT Research - Class IB Sub-Account (2)
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
Putnam VT Utilities Growth and Income - Class IB Sub-Account (2)
Putnam VT Voyager - Class IB Sub-Account
Van Kampen LIT Comstock, Class II Sub-Account
Van Kampen LIT Strategic Growth, Class II Sub-Account
Van Kampen LIT Growth and Income, Class II Sub-Account
Van Kampen UIF Equity and Income, Class II Sub-Account (1)
Van Kampen UIF Global Franchise, Class II Sub-Account (1)
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (1)
Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account & Van Kampen UIF
U.S. Mid Cap Value, Class II Sub-Account (1)(3)
---------------------------------------------------------------------------
CATEGORY D
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
Oppenheimer Global Securities/VA - Service Shares Sub-Account
Putnam VT Health Sciences - Class IB Sub-Account (2)
Putnam VT New Opportunities - Class IB Sub-Account (2)
Putnam VT Vista - Class IB Sub-Account
Van Kampen LIT Aggressive Growth, Class II Sub-Account (4)
Van Kampen UIF Equity Growth, Class I Sub-Account & Van Kampen UIF Equity
Growth, Class II Sub-Account (1)(3)
Van Kampen UIF Small Company Growth, Class II Sub-Account (1)
---------------------------------------------------------------------------


EACH CALENDAR QUARTER, WE WILL USE THE AUTOMATIC PORTFOLIO REBALANCING PROGRAM TO AUTOMATICALLY REBALANCE YOUR CONTRACT VALUE IN EACH VARIABLE SUB-ACCOUNT AND RETURN IT TO THE PERCENTAGE ALLOCATIONS FOR MODEL PORTFOLIO OPTION 1. WE WILL USE THE PERCENTAGE ALLOCATIONS AS OF YOUR MOST RECENT INSTRUCTIONS.

(1) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(2) The Putnam VT Health Sciences - Class IB Sub-Account (Category D under TrueReturn), the Putnam VT New Opportunities - Class IB Sub-Account (Category D under TrueReturn), the Putnam VT Research - Class IB Sub-Account (Category C under TrueReturn), and the Putnam VT Utilities Growth and Income - Class IB Sub-Account (Category C under TrueReturn) were offered only with Contracts issued prior to October 1, 2004, and closed to new investments effective October 1, 2004. If you add the TrueReturn Option to your Contract on or after October 1, 2004, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with the TrueReturn Option prior to adding the TrueReturn Option to your Contract.*


                                 27  PROSPECTUS

(3)The Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004, may invest only in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

(4) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II was closed to new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio, you may continue your investment.
 If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.*

* AS NOTED ABOVE, CERTAIN VARIABLE SUB-ACCOUNTS ARE CLOSED TO NEW INVESTMENTS. IF YOU INVESTED IN THESE VARIABLE SUB-ACCOUNTS PRIOR TO THE EFFECTIVE CLOSE
DATE, YOU MAY CONTINUE YOUR INVESTMENTS. IF PRIOR TO THE EFFECTIVE CLOSE DATE, YOU ENROLLED IN ONE OF OUR AUTOMATIC TRANSACTION PROGRAMS, SUCH AS AUTOMATIC ADDITIONS, PORTFOLIO REBALANCING OR DOLLAR COST AVERAGING, WE WILL CONTINUE TO EFFECT AUTOMATIC TRANSACTIONS TO THESE VARIABLE SUB-ACCOUNTS IN ACCORDANCE WITH
THAT PROGRAM.   OUTSIDE OF THESE AUTOMATIC TRANSACTION PROGRAMS, ADDITIONAL
ALLOCATIONS WILL NOT BE ALLOWED.   IF YOU CHOOSE TO ADD THIS TRUERETURN OPTION
ON OR AFTER THE EFFECTIVE CLOSE DATE, YOU MUST TRANSFER ANY PORTION OF YOUR CONTRACT VALUE THAT IS ALLOCATED TO THESE VARIABLE SUB-ACCOUNTS TO ANY OF THE REMAINING VARIABLE SUB-ACCOUNTS AVAILABLE WITH THIS TRUERETURN OPTION PRIOR TO ADDING IT TO YOUR CONTRACT.


MODEL PORTFOLIO OPTION 2
The investment requirements under Model Portfolio Option 2 depend on the Rider Date of your TrueReturn Option.

Model Portfolio Option 2(Rider Date prior to October 1, 2004)

If your TrueReturn Option Rider Date is prior to October 1, 2004 and you choose Model Portfolio Option 2 or transfer your entire Contract Value into Model Portfolio Option 2, you may allocate your Contract Value among any of a selected group of available Variable Sub-Accounts listed below. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table describes the percentage allocation requirements for Model Portfolio Option 2 (Rider Date prior to October 1, 2004) and the Variable Sub-Accounts available under each category:

                     MODEL PORTFOLIO OPTION 2
-------------------------------------------------------------------
                          10% Category A
                          20% Category B
                          50% Category C
                          20% Category D
-------------------------------------------------------------------
CATEGORY A
Putnam VT Money Market - Class IB Sub-Account
Van Kampen LIT Money Market, Class II Sub-Account
-------------------------------------------------------------------
CATEGORY B
FTVIP Franklin U.S. Government - Class 2 Sub-Account
Lord Abbett Series - Bond-Debenture Sub-Account
Oppenheimer Core Bond/VA - Service Shares Sub-Account
Oppenheimer High Income/VA - Service Shares Sub-Account
Oppenheimer Strategic Bond/VA - Service Shares Sub-Account
Putnam VT High Yield - Class IB Sub-Account
Putnam VT Income - Class IB Sub-Account
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (1)
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (1)
-------------------------------------------------------------------
CATEGORY C
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
FTVIP Franklin Growth and Income Securities - Class 2 Sub-Account
FTVIP Franklin Income Securities - Class 2 Sub-Account
FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account
FTVIP Mutual Discovery Securities - Class 2 Sub-Account
FTVIP Mutual Shares Securities - Class 2 Sub-Account
Lord Abbett Series - All Value Sub-Account
Lord Abbett Series - Growth and Income Sub-Account
Lord Abbett Series - Growth Opportunities Sub-Account
Lord Abbett Series - Mid-Cap Value Sub-Account

                                 28 PROSPECTUS

Oppenheimer Balanced/VA - Service Shares Sub-Account
Oppenheimer Main Street(R)/VA - Service Shares Sub-Account
Putnam VT Global Asset Allocation - Class IB Sub-Account
Putnam VT Growth and Income - Class IB Sub-Account
Putnam VT New Value - Class IB Sub-Account
Putnam VT Research - Class IB Sub-Account (2)
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
Putnam VT Utilities Growth and Income - Class IB Sub-Account (2)
Van Kampen LIT Comstock, Class II Sub-Account
Van Kampen LIT Growth and Income, Class II Sub-Account
Van Kampen UIF Equity and Income, Class II Sub-Account (1)
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (1)
Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account & Van Kampen
 UIF U.S. Mid Cap Value, Class II Sub-Account (1)(3)
-------------------------------------------------------------------
CATEGORY D
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account
FTVIP Templeton Developing Markets Securities - Class 2 Sub-Account
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
Oppenheimer MidCap/VA - Service Shares Sub-Account
Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account
Oppenheimer Global Securities/VA - Service Shares Sub-Account
Oppenheimer Main Street Small Cap(R)/VA - Service Shares
 Sub-Account
Putnam VT Health Sciences - Class IB Sub-Account (2)
Putnam VT International Equity - Class IB Sub-Account
Putnam VT Investors - Class IB Sub-Account
Putnam VT New Opportunities - Class IB Sub-Account (2)
Putnam VT Vista - Class IB Sub-Account
Putnam VT Voyager - Class IB Sub-Account
Van Kampen LIT Aggressive Growth, Class II Sub-Account (4)
Van Kampen LIT Strategic Growth, Class II Sub-Account
Van Kampen UIF Equity Growth, Class I Sub-Account & Van Kampen UIF
Equity Growth, Class II Sub-Account (1)(3)
Van Kampen UIF Global Franchise, Class II Sub-Account (1)
Van Kampen UIF Small Company Growth, Class II Sub-Account (1)
-------------------------------------------------------------------

THE FOLLOWING VARIABLE SUB-ACCOUNTS ARE NOT AVAILABLE UNDER MODEL PORTFOLIO OPTION 2 (RIDER DATE PRIOR TO OCTOBER 1, 2004): FIDELITY VIP FREEDOM INCOME - SERVICE CLASS 2 SUB-ACCOUNT, FIDELITY VIP FREEDOM 2010 - SERVICE CLASS 2 SUB-ACCOUNT, FIDELITY VIP FREEDOM 2020 - SERVICE CLASS 2 SUB-ACCOUNT AND
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS 2 SUB-ACCOUNT.   INSTEAD, THE FIDELITY
VIP FREEDOM FUNDS ARE AVAILABLE AS MODEL PORTFOLIO OPTIONS (SEE TABLE UNDER INVESTMENT REQUIREMENTS ABOVE).

EACH CALENDAR QUARTER, WE WILL USE THE AUTOMATIC PORTFOLIO REBALANCING PROGRAM TO AUTOMATICALLY REBALANCE YOUR CONTRACT VALUE IN EACH VARIABLE SUB-ACCOUNT AND RETURN IT TO THE PERCENTAGE ALLOCATION REQUIREMENTS FOR MODEL PORTFOLIO OPTION 2 (RIDER DATE PRIOR TO OCTOBER 1, 2004). WE WILL USE THE PERCENTAGE ALLOCATION REQUIREMENTS AS OF YOUR MOST RECENT INSTRUCTIONS.

(1) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(2) The Putnam VT Health Sciences - Class IB Sub-Account (Category D under TrueReturn), the Putnam VT New Opportunities - Class IB Sub-Account (Category D under TrueReturn), the Putnam VT Research - Class IB Sub-Account (Category C under TrueReturn), and the Putnam VT Utilities Growth and Income - Class IB Sub-Account (Category C under TrueReturn) were offered only with Contracts issued prior to October 1, 2004, and closed to new investments effective October 1, 2004.*

(3)The Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may invest only in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

(4) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II was closed to new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio, you may continue your investment.
 If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.*

* AS NOTED ABOVE, CERTAIN VARIABLE SUB-ACCOUNTS ARE CLOSED TO NEW INVESTMENTS. IF YOU INVESTED IN THESE VARIABLE SUB-ACCOUNTS PRIOR TO THE EFFECTIVE CLOSE
DATE, YOU MAY CONTINUE YOUR INVESTMENTS. IF PRIOR TO THE EFFECTIVE CLOSE DATE, YOU ENROLLED IN ONE OF OUR AUTOMATIC TRANSACTION PROGRAMS, SUCH AS AUTOMATIC ADDITIONS, PORTFOLIO REBALANCING OR DOLLAR COST AVERAGING, WE WILL CONTINUE TO EFFECT AUTOMATIC TRANSACTIONS TO THESE VARIABLE SUB-ACCOUNTS IN ACCORDANCE WITH
THAT PROGRAM.   OUTSIDE OF THESE AUTOMATIC TRANSACTION PROGRAMS, ADDITIONAL
ALLOCATIONS WILL NOT BE ALLOWED.

Rider Date on or after October 1, 2004.

If your TrueReturn Option Rider Date is on or after October 1, 2004, and you choose Model Portfolio Option 2 or transfer your entire Contract Value into Model Portfolio Option 2, you may allocate your Contract Value among any of a selected group of available Variable Sub-Accounts listed below. However, you may not allocate your Contract Value among any of the excluded Variable Sub-Accounts listed below. You may choose to invest in or transfer among any of the available Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.


                                 29  PROSPECTUS

The following table lists the available and excluded Variable Sub-Accounts under Model Portfolio Option 2 (Rider Date on or after October 1, 2004):

                     MODEL PORTFOLIO OPTION 2
             (RIDER DATE ON OR AFTER OCTOBER 1, 2004)
-------------------------------------------------------------------
                             AVAILABLE
-------------------------------------------------------------------
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
FTVIP Franklin Growth and Income Securities - Class 2 Sub-Account
FTVIP Franklin Income Securities - Class 2 Sub-Account
FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account
FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account
FTVIP Mutual Discovery Securities - Class 2 Sub-Account
FTVIP Franklin U.S. Government - Class 2 Sub-Account
FTVIP Mutual Shares Securities - Class 2 Sub-Account
FTVIP Templeton Developing Markets Securities - Class 2 Sub-Account
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
Lord Abbett Series - All Value Sub-Account
Lord Abbett Series - Bond-Debenture Sub-Account
Lord Abbett Series - Growth and Income Sub-Account
Lord Abbett Series - Growth Opportunities Sub-Account
Lord Abbett Series - Mid-Cap Value Sub-Account
Oppenheimer MidCap/VA - Service Shares Sub-Account
Oppenheimer Balanced/VA - Service Shares Sub-Account
Oppenheimer Core Bond/VA - Service Shares Sub-Account
Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account
Oppenheimer High Income/VA - Service Shares Sub-Account
Oppenheimer Main Street(R)/VA - Service Shares Sub-Account
Oppenheimer Main Street Small Cap(R)/VA - Service Shares
 Sub-Account
Oppenheimer Strategic Bond/VA - Service Shares Sub-Account
Putnam VT Global Asset Allocation - Class IB Sub-Account
Putnam VT Growth and Income - Class IB Sub-Account
Putnam VT High Yield - Class IB Sub-Account
Putnam VT Income - Class IB Sub-Account
Putnam VT International Equity - Class IB Sub-Account
Putnam VT Investors - Class IB Sub-Account
Putnam VT Money Market - Class IB Sub-Account
Putnam VT New Value - Class IB Sub-Account
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
Putnam VT Voyager - Class IB Sub-Account
Van Kampen LIT Comstock, Class II Sub-Account
Van Kampen LIT Strategic Growth, Class II Sub-Account
Van Kampen LIT Growth and Income, Class II Sub-Account
Van Kampen LIT Money Market, Class II Sub-Account
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (1)
Van Kampen UIF Equity and Income, Class II Sub-Account (1)
Van Kampen UIF Global Franchise, Class II Sub-Account (1)
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (1)
Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account &
Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (1)(2)
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (1)
-------------------------------------------------------------------
                             EXCLUDED
VARIABLE SUB-ACCOUNTS NOT AVAILABLE UNDER MODEL PORTFOLIO OPTION 2
-------------------------------------------------------------------
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
Oppenheimer Global Securities/VA - Service Shares Sub-Account
Putnam VT Vista - Class IB Sub-Account
Van Kampen LIT Aggressive Growth, Class II Sub-Account (3)
Van Kampen UIF Equity Growth, Class I Sub-Account & Van Kampen UIF
 Equity Growth, Class II Sub-Account (1)(2)
Van Kampen UIF Small Company Growth, Class II Sub-Account (1)
-------------------------------------------------------------------


(1) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(2)The Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may invest only in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II was closed to new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio, you may continue your investment.
 If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.*

* AS NOTED ABOVE, CERTAIN VARIABLE SUB-ACCOUNTS ARE CLOSED TO NEW INVESTMENTS. IF YOU INVESTED IN THESE VARIABLE SUB-ACCOUNTS PRIOR TO THE EFFECTIVE CLOSE
DATE, YOU MAY CONTINUE YOUR INVESTMENTS. IF PRIOR TO THE EFFECTIVE CLOSE DATE, YOU ENROLLED IN ONE OF OUR AUTOMATIC TRANSACTION PROGRAMS, SUCH AS AUTOMATIC ADDITIONS, PORTFOLIO REBALANCING OR DOLLAR COST AVERAGING, WE WILL CONTINUE TO EFFECT AUTOMATIC TRANSACTIONS TO THESE VARIABLE SUB-ACCOUNTS IN ACCORDANCE WITH
THAT PROGRAM.   OUTSIDE OF THESE AUTOMATIC TRANSACTION PROGRAMS, ADDITIONAL
ALLOCATIONS WILL NOT BE ALLOWED.   IF YOU CHOOSE TO ADD THIS TRUERETURN OPTION
ON OR AFTER THE EFFECTIVE CLOSE DATE, YOU MUST TRANSFER ANY PORTION OF YOUR CONTRACT VALUE THAT IS ALLOCATED TO THESE VARIABLE SUB-ACCOUNTS TO ANY OF THE REMAINING VARIABLE SUB-ACCOUNTS AVAILABLE WITH THIS TRUERETURN OPTION PRIOR TO ADDING IT TO YOUR CONTRACT.


TRUEBALANCE/SM/ MODEL PORTFOLIO OPTIONS.
If you choose one of the TrueBalance/SM/ Model Portfolio Options or transfer your entire Contract Value into one


                                 30  PROSPECTUS
of the TrueBalance/SM/ Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. Each TrueBalance Model Portfolio involves an allocation of assets among a group of pre-selected Variable Sub-Accounts.
 You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the "TrueBalance/SM/ Asset Allocation Program" section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added the TrueReturn Option to your Contract.

PLEASE NOTE ONLY CERTAIN TRUEBALANCE MODEL PORTFOLIO OPTIONS ARE AVAILABLE WITH YOUR TRUERETURN OPTION AS SUMMARIZED IN THE TABLE UNDER INVESTMENT REQUIREMENTS ABOVE.


CANCELLATION OF THE TRUERETURN OPTION.
You may not cancel the TrueReturn Option or make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option and/or Model Portfolio Option prior to the 5th Rider Anniversary. Failure to comply with the investment requirements for any reason may result in the cancellation of the TrueReturn Option. On or after the 5th Rider Anniversary, we will cancel the TrueReturn Option if you make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment requirements applicable to your Guarantee Option and/or Model Portfolio Option. We will not cancel the TrueReturn Option or make any changes to your investment allocations or to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option until we receive notice from you that you wish to cancel the TrueReturn Option. No Accumulation Benefit will be paid if you cancel the Option prior to the Rider Maturity Date.


DEATH OF OWNER OR ANNUITANT.
If the Contract Owner or Annuitant dies before the Rider Maturity Date and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provision of your Contract, as described on page 72 of this prospectus, then the TrueReturn Option will continue, unless the new Contract Owner elects to cancel this Option. If the TrueReturn Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the TrueReturn Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.


RIDER TRADE-IN OPTION.
We offer a "RIDER TRADE-IN OPTION" that allows you to cancel your TrueReturn Option and immediately add a new TrueReturn Option ("NEW OPTION"), provided all of the following conditions are met:

.. The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

.. The New Option will be made a part of your Contract on the date the existing
  TrueReturn Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

.. The New Option must be a TrueReturn Option that we make available for use with the Rider Trade-In Option.

.. The issue requirements and terms and conditions of the New Option must be met as of the date the New Option is made a part of your Contract.

For example, if you trade-in your TrueReturn Option:

.. the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Option at the time of trade-in;

.. the Benefit Base for the New Option will be based on the Contract Value as of the new Rider Date;

.. the AB Factor will be determined by the Rider Periods and Guarantee Options available with the New Option;

.. the Model Portfolio Options will be determined by the Model Portfolio Options offered with the Guarantee Options available with the New Option;

.. any waiting period for canceling the New Option will start again on the new
  Rider Date;

.. any waiting period for exercising the Rider Trade-In Option will start again on the new Rider Date; and

.. the terms and conditions of the Rider Trade-In Option will be according to the requirements of the New Option.

We are also making the Withdrawal Benefit Options available at the time of your first utilization of this TrueReturn Rider Trade-In Option. We may discontinue offering any of these Withdrawal Benefit Options under the Rider Trade-In Option with respect to new TrueReturn Options added in the future at anytime at our discretion. If we do so, TrueReturn Options issued prior to this time will continue to have a Withdrawal Benefit


                                 31  PROSPECTUS

Option available at the time of the first utilization of this TrueReturn Rider Trade-In Option. You may cancel your TrueReturn Option and immediately add a new SureIncome Option, a new SureIncome Plus Option, or a new SureIncome For Life Option, provided all of the following conditions are met:

.. The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. At our discretion, we reserve the right to extend the date at which time the trade-in may occur up to the 10th anniversary of the Rider Date at any time. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

.. The new Withdrawal Benefit Option will be made a part of your Contract on the date the existing TrueReturn Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

.. The new Withdrawal Benefit Option must be a Withdrawal Benefit Option that we make available for use with this Rider Trade-In Option.

.. The issue requirements and terms and conditions of the new Withdrawal Benefit
  Option must be met as of the date the new Withdrawal Benefit Option is made a part of your Contract. Currently, if you select the SureIncome or SureIncome Plus Withdrawal Benefit Option by utilizing the Rider Trade-In Option, the maximum age of any Contract Owner or Annuitant on the Rider Application Date is age 75. For other Withdrawal Benefit Options that may be selected in the future utilizing the Rider Trade-In Option, issue age requirements may differ.

You should consult with your sales representative before trading in your TrueReturn Option.


TERMINATION OF THE TRUERETURN OPTION.
The TrueReturn Option will terminate on the earliest of the following to occur:

.. on the Rider Maturity Date;

.. on the Payout Start Date;

.. on the date your Contract is terminated;

.. on the date the Option is cancelled;

.. on the date we receive a Complete Request for Settlement of the Death
  Proceeds; or

.. on the date the Option is replaced with a New Option under the Rider Trade-In
  Option.

We will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date.


FIDELITY VIP FREEDOM FUNDS MODEL PORTFOLIO OPTIONS.
If you choose one of the Fidelity VIP Freedom Funds Model Portfolio Options or transfer your entire Contract Value into one of the Fidelity VIP Freedom Funds Model Portfolio Options we will invest your Contract Value entirely into the Fidelity VIP Freedom Sub-Account associated with the Fidelity VIP Freedom Funds Model Portfolio Option you have currently selected. The following table lists the Fidelity VIP Freedom Sub-Account associated with each Fidelity VIP Freedom Funds Model Portfolio Option:

  FIDELITY VIP FREEDOM FUNDS           FIDELITY VIP FREEDOM
    MODEL PORTFOLIO OPTIONS                SUB-ACCOUNT
-----------------------------------------------------------------
  Fidelity VIP Freedom Income     Fidelity VIP Freedom Income -
  Fund Model Portfolio Option      Service Class 2 Sub-Account
-----------------------------------------------------------------
Fidelity VIP Freedom 2010 Fund     Fidelity VIP Freedom 2010 -
    Model Portfolio Option         Service Class 2 Sub-Account
-----------------------------------------------------------------
Fidelity VIP Freedom 2020 Fund     Fidelity VIP Freedom 2020 -
    Model Portfolio Option         Service Class 2 Sub-Account
-----------------------------------------------------------------
Fidelity VIP Freedom 2030 Fund     Fidelity VIP Freedom 2030 -
    Model Portfolio Option         Service Class 2 Sub-Account
-----------------------------------------------------------------


The Fidelity VIP Freedom Funds Model Portfolio Options are available as Model Portfolio Options under Guarantee Option 1 and Guarantee Option 2 (Rider Date prior to October 1, 2004). For Guarantee Option 2 (Rider Date on or after October 1, 2004), the Fidelity VIP Freedom Funds are part of the available Variable Sub-Accounts listed under Model Portfolio Option 2. Please note only certain Fidelity VIP Freedom Funds Model Portfolio Options are available with your TrueReturn Option as summarized in the table under Investment Requirements above.


WITHDRAWAL BENEFIT OPTIONS
"WITHDRAWAL BENEFIT OPTIONS" is used to refer collectively to the SureIncome Withdrawal Benefit Option, the SureIncome Plus Withdrawal Benefit Option, and the SureIncome For Life Withdrawal Benefit Option. "Withdrawal Benefit Option" is used to refer to any one of the Withdrawal Benefit Options.

Some broker-dealers or banks may limit the availability of one or more Withdrawal Benefit Option. Your individual sales representative will describe any limitations to you.


SUREINCOME WITHDRAWAL BENEFIT OPTION
We offer the SureIncome Withdrawal Benefit Option ("SureIncome Option"), which is available for an additional fee.

The SureIncome Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals that total an amount equal to your purchase payments plus any applicable credit enhancements (subject to certain restrictions). Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted (terms defined below).


                                 32  PROSPECTUS

The SureIncome Option guarantees an amount up to the "BENEFIT PAYMENT REMAINING" which will be available for withdrawal from the Contract each "BENEFIT YEAR" until the "BENEFIT BASE" (defined below) is reduced to zero. If the Contract Value is reduced to zero and the Benefit Base is still greater than zero, we will distribute an amount equal to the Benefit Base to the Contract owner as described below under the "WITHDRAWAL BENEFIT PAYOUT PHASE".

For purposes of the SureIncome Option, "withdrawal" means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable surrender charges. Under the SureIncome Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The "RIDER DATE" is the date the SureIncome Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.

Currently, you may have only one Withdrawal Benefit Option (SureIncome, SureIncome Plus or SureIncome For Life) in effect on your Contract at one time.
 You may only have one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome Option is only available if the oldest Contract Owner and oldest Annuitant are age 85 or younger on the effective date of the Rider (the "Rider Application Date"). (The maximum age may depend on your state.) The SureIncome Option may be cancelled at any time on or after the 5th calendar year anniversary of the Rider Date by notifying us in writing in a form satisfactory to us.


WITHDRAWAL BENEFIT FACTOR
The "WITHDRAWAL BENEFIT FACTOR" is used to determine the "BENEFIT PAYMENT" and Benefit Payment Remaining. We currently offer a Withdrawal Benefit Factor equal to 8%. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome Options and/or to eliminate the current Withdrawal Benefit Factor. Once a Withdrawal Benefit Factor has been established for a SureIncome Option, it cannot be changed after the Rider Date unless that SureIncome Option is terminated.


BENEFIT PAYMENT AND BENEFIT PAYMENT REMAINING
The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any purchase payments or withdrawals made on a Contract Anniversary would be applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

During each Benefit Year the Benefit Payment Remaining will be increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Options) and reduced by the amount of each withdrawal. The Benefit Payment Remaining will never be less than zero.

On the Rider Date, the Benefit Payment is equal to the greater of:

.. The Contract Value multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Options); or

.. The value of the Benefit Payment of the previous Withdrawal Benefit Option
  (attached to your Contract) which is being terminated under a rider trade-in option (see "Rider Trade-In Option" below for more information), if applicable.

After the Rider Date, the Benefit Payment will be increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) multiplied by the Withdrawal Benefit Factor and affected by withdrawals as follows:

.. If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

.. If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

  .  The Benefit Payment immediately prior to the withdrawal; or

  . The Contract Value immediately prior to withdrawal less the amount of the withdrawal, multiplied by the Withdrawal Benefit Factor.

The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to


                                 33  PROSPECTUS
ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.


BENEFIT BASE
The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) and decreased by withdrawals as follows:

.. If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

.. If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

  . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

  . The Benefit Base immediately prior to withdrawal less the amount of the withdrawal.

The Benefit Base may also be reduced in other situations as detailed in the "Contract Owner and Assignment of Payments or Interest" section below.

IF THE BENEFIT BASE IS REDUCED TO ZERO, THIS SUREINCOME OPTION WILL TERMINATE.

For numerical examples that illustrate how the values defined under the SureIncome Option are calculated, see Appendix F.


CONTRACT OWNER AND ASSIGNMENT OF PAYMENTS OR INTEREST
If you change the Contract Owner or assign any payments or interest under this Contract, as allowed, to any living or non-living person other than your spouse on or after the first calendar year anniversary of the Rider Date, the Benefit Base will be recalculated to be the lesser of the Contract Value and the Benefit Base at the time of assignment.


CONTRACT VALUE
If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Base is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.


WITHDRAWAL BENEFIT PAYOUT PHASE
Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase subject to the following:

The "WITHDRAWAL BENEFIT PAYOUT START DATE" is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends.

No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase can be made after the Withdrawal Benefit Payout Start Date.

Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e., if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made over a period certain such that total payments made will equal the Benefit Base on the Payout Start Date; therefore, the final payment may be less than each of the previous payments. If your Contract is subject to Internal Revenue Code Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome Option may be larger so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Internal Revenue Code Section 401(a)(9), we will not permit a change in the payment frequency or level.

If your Contract is not subject to Internal Revenue Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the commencement of the Withdrawal Benefit Payout Start Date.


                                 34  PROSPECTUS

INVESTMENT REQUIREMENTS
If you add a SureIncome Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest.
 These requirements are described in "INVESTMENT REQUIREMENTS (APPLICABLE TO ALL WITHDRAWAL BENEFIT OPTIONS)" below.


CANCELLATION OF THE SUREINCOME OPTION
You may not cancel the SureIncome Option prior to the 5th calendar year anniversary of the Rider Date. On or after the 5th calendar year anniversary of the Rider Date you may cancel the rider by notifying us in writing in a form satisfactory to us. We reserve the right to extend the date at which time the cancellation may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any such change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.


RIDER TRADE-IN OPTION
We offer a "RIDER TRADE-IN OPTION" that allows you to cancel your SureIncome Option and immediately add a new Withdrawal Benefit Option ("New SureIncome Option"). We currently offer the SureIncome Option or SureIncome Plus Withdrawal Benefit Option as New SureIncome Options available under the Rider Trade-In Option. We may also offer other Options ("New Options") under the Rider Trade-In Option. However, you may only select one Option under this Rider Trade-In Option at the time you cancel your SureIncome Option. Currently, we are also making the TrueReturn Accumulation Benefit Option available at the time of your first utilization of this Rider Trade-In Option so that you have the ability to switch from the SureIncome Option to the TrueReturn Accumulation Benefit Option. We may discontinue offering the TrueReturn Option under the Rider Trade-In Option for New SureIncome Options added in the future at anytime at our discretion. If we do so, SureIncome Options issued prior to this time will continue to have a Withdrawal Benefit Option and TrueReturn Option available at the time of the first utilization of this SureIncome Rider Trade-In Option.

This Rider Trade-in Option is available provided all of the following conditions are met:

.. The trade-in must occur on or after the 5th calendar year anniversary of the Rider Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.

.. The New SureIncome Option or any New Option will be made a part of your Contract on the date the existing Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

.. The New SureIncome Option or any New Option must be an Option that we make available for use with this Rider Trade-In Option.

.. The issue requirements and terms and conditions of the New SureIncome Option or the New Option must be met as of the date any such Option is made a part of your Contract. Currently, if you select the SureIncome or SureIncome Plus Withdrawal Benefit Option utilizing the Rider Trade-in Option, the maximum age of any Contract Owner or Annuitant on the Rider Application Date is age 75.
   For a New SureIncome Option or New Option that may be offered and selected in the future utilizing the Rider Trade-In Option, issue age requirements may differ.

If the New Option is a New SureIncome Option, it must provide that the new Benefit Payment be greater than or equal to your current Benefit Payment as of the date the Rider Trade-In Option is exercised, if applicable.

You should consult with your sales representative before trading in your SureIncome Option.


DEATH OF OWNER OR ANNUITANT
If the Owner or Annuitant dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome Option. If the SureIncome Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D above, then the SureIncome Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

If the Contract death settlement options are governed by an Endorsement and such Endorsement allows for the continuation of the Contract upon the death of the Owner or Annuitant by the spouse, the SureIncome Option will continue unless the new Owner elects to cancel the SureIncome Option. If the SureIncome Option is continued, it will remain in effect until terminated pursuant to Termination of the SureIncome Option below. If the Contract is not continued, then the SureIncome Option will terminate on the date we received a complete request for settlement of the Death Proceeds.


TERMINATION OF THE SUREINCOME OPTION
The SureIncome Option will terminate on the earliest of the following to occur:

.. The Benefit Base is reduced to zero;

.. On the Payout Start Date (except if the Contract enters the Withdrawal Benefit
  Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

.. On the date the Contract is terminated;

.. On the date the SureIncome Option is cancelled;


                                 35  PROSPECTUS

.. On the date we receive a Complete Request for Settlement of the Death
  Proceeds; or

.. On the date the SureIncome Option is replaced with a New Option under the Rider Trade-In Option.


SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION
We offer the SureIncome Plus Withdrawal Benefit Option ("SureIncome Plus Option") for an additional fee. The SureIncome Plus Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals, which may increase during the first 10 years of the Option, that total an amount equal to your purchase payments plus any applicable credit enhancements, subject to certain restrictions. Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted (see defined terms below). The SureIncome Plus Option also provides an additional death benefit option.

The SureIncome Plus Option guarantees an amount up to the "Benefit Payment Remaining" which will be available for withdrawal from the Contract each "Benefit Year" until the "Benefit Base" (defined below) is reduced to zero. If the Contract Value is reduced to zero and the Benefit Base is still greater than zero, we will distribute an amount equal to the Benefit Base to the Contract
Owner as described below under the "Withdrawal Benefit Payout Phase".   Prior to
the commencement of the Withdrawal Benefit Payout Phase, the SureIncome Plus Option also provides an additional death benefit option, the SureIncome Return of Premium Death Benefit ("SureIncome ROP Death Benefit"). This death benefit option is described below under "Death of Owner or Annuitant" and in the Death Benefits section starting on page 71.

For purposes of the SureIncome Plus Option, "withdrawal" means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable surrender charges. Under the SureIncome Plus Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The "Rider Date" is the date the SureIncome Plus Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.

The SureIncome Plus Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome Plus Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the SureIncome Plus Option. Currently, you may have only one Withdrawal Benefit Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome Plus Option is available if the oldest Contract Owner and oldest Annuitant are age 75 or younger on the effective date of the Rider (the "Rider Application Date"). The SureIncome Plus Option may not be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b) at this time. We reserve the right to make the SureIncome Plus Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome Plus Option may not be cancelled at any time.

We may discontinue offering the SureIncome Plus Option at any time to new Contract Owners and to existing Contract Owners who did not elect the SureIncome Plus Option prior to the date of discontinuance.


WITHDRAWAL BENEFIT FACTOR
The "WITHDRAWAL BENEFIT FACTOR" is used to determine the "BENEFIT PAYMENT" and Benefit Payment Remaining. We currently offer a Withdrawal Benefit Factor equal to 8%. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome Plus Options and/or to eliminate the current Withdrawal Benefit Factor. Once a Withdrawal Benefit Factor has been established for a SureIncome Plus Option, it cannot be changed after the Rider Date.


BENEFIT PAYMENT AND BENEFIT PAYMENT REMAINING
The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base and your SureIncome ROP Death Benefit by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any purchase payments or withdrawals made on a Contract Anniversary would be applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

During each Benefit Year the Benefit Payment Remaining will be increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Plus Options) and reduced by the amount of each withdrawal. The Benefit Payment Remaining will never be less than zero.


                                 36  PROSPECTUS

On the Rider Date, the Benefit Payment is equal to the greater of:

.. The Contract Value multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Plus Options); or

.. The value of the Benefit Payment of the previous Withdrawal Benefit Option
  (attached to your Contract) which is being terminated under a rider trade-in option, if applicable. See RIDER TRADE-IN OPTION, above, under SUREINCOME WITHDRAWAL BENEFIT OPTION for more information.

After the Rider Date, the Benefit Payment will be increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) multiplied by the Withdrawal Benefit Factor and affected by withdrawals as follows:

.. If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

.. The Benefit Payment immediately prior to the withdrawal; or

.. The Contract Value immediately prior to withdrawal less the amount of the withdrawal, multiplied by the Withdrawal Benefit Factor.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Payment may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Payment will be recalculated to the greater of:

.. The Benefit Payment following the application of all purchase payments and withdrawals on that Contract Anniversary; and

.. The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals, and expenses multiplied by the Withdrawal Benefit Factor.

The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.


BENEFIT BASE
The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome Plus Option.
 On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) and decreased by withdrawals as follows:

.. If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

.. If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

  . The Contract Value immediately prior to the withdrawal less the amount of the withdrawal; or

  . The Benefit Base immediately prior to the withdrawal less the amount of the withdrawal.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Base may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Base will be recalculated to the greater of:

.. The Benefit Base following the application of all purchase payments and withdrawals on that Contract Anniversary; and

.. The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses.


                                 37  PROSPECTUS

The Benefit Base may also be reduced in other situations as detailed in the "Contract Owner and Assignment of Payments or Interest" section below.

IF THE BENEFIT BASE IS REDUCED TO ZERO, THIS SUREINCOME PLUS OPTION WILL TERMINATE.

For numerical examples that illustrate how the values defined under the SureIncome Plus Option are calculated, see Appendix G.


CONTRACT OWNER AND ASSIGNMENT OF PAYMENTS OR INTEREST
If you change the Contract Owner or assign any payments or interest under the Contract, as allowed, to any living or non-living person other than your spouse on or after the first calendar year anniversary of the Rider Date, the Benefit Base will be recalculated to be the lesser of the Contract Value or the Benefit Base at the time of assignment.


CONTRACT VALUE
If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Base is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome Plus Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.


WITHDRAWAL BENEFIT PAYOUT PHASE
Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase.

The "WITHDRAWAL BENEFIT PAYOUT START DATE" is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends. No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase of the Contract can be made after the Withdrawal Benefit Payout Start Date. Since the Accumulation Phase ends at this point, the SureIncome ROP Death Benefit no longer applies.

Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the commencement of the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e., if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made over a period certain such that total payments made will equal the Benefit Base on the Payout Start Date; therefore, the final payment may be less than each of the previous payments. If your Contract is subject to Internal Revenue Code Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome Plus Option may be larger so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Internal Revenue Code
Section 401(a)(9), we will not permit a change in the payment frequency or level.

If your Contract is not subject to Internal Revenue Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the Withdrawal Benefit Payout Start Date.


INVESTMENT REQUIREMENTS
If you add a SureIncome Plus Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest.
 These requirements are described in "INVESTMENT REQUIREMENTS (APPLICABLE TO ALL WITHDRAWAL BENEFIT OPTIONS)" below.


DEATH OF OWNER OR ANNUITANT
If the Owner or the Annuitant dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome Plus Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome Plus Option. If the SureIncome Plus Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D above, then the SureIncome Plus Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

If the Contract death settlement options are governed by an Endorsement and such Endorsement allows for the continuation of the Contract upon the death of the Owner or Annuitant by the spouse, the SureIncome Plus Option will continue unless the new Owner elects to cancel the SureIncome Plus Option. If the SureIncome Plus Option is continued, it will remain in effect until


                                 38  PROSPECTUS
terminated pursuant to Termination of the SureIncome Plus Option below. If the Contract is not continued, then the SureIncome Plus Option will terminate on the date we received a complete request for settlement of the Death Proceeds.

The SureIncome Plus Option also makes available the SureIncome ROP Death Benefit. On the Rider Date, the SureIncome ROP Death Benefit is equal to the Contract Value. After the Rider Date, the SureIncome ROP Death Benefit will be increased by purchase payments (and Credit Enhancements in the case of ALLSTATE ADVISOR PLUS CONTRACTS) and decreased by withdrawals as follows:

.. If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be reduced by the amount of the withdrawal.

.. If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be the lesser of:

  . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

  . The SureIncome ROP Death Benefit immediately prior to withdrawal less the amount of the withdrawal.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments (and Credit Enhancements in the case of ALLSTATE ADVISOR PLUS CONTRACTS) received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

For numerical examples that illustrate how the SureIncome ROP Death Benefit under the SureIncome Plus Option is calculated, see Appendix G.

Refer to the Death Benefits section (page 71) for more details on the SureIncome ROP Death Benefit.


TERMINATION OF THE SUREINCOME PLUS OPTION
The SureIncome Plus Option will terminate on the earliest of the following to occur:

.. The Benefit Base is reduced to zero;

.. On the Payout Start Date (except if the Contract enters the Withdrawal Benefit
  Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

.. On the date the Contract is terminated;

.. On the date the SureIncome Plus Option is cancelled as detailed under Death of Owner or Annuitant above; or

.. On the date we receive a Complete Request for Settlement of the Death
  Proceeds.


SUREINCOME FOR LIFE WITHDRAWAL BENEFIT OPTION
We offer the SureIncome For Life Withdrawal Benefit Option ("SureIncome For Life Option") for an additional fee. The SureIncome For Life Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals, which may increase during the first 10 years of the Option, as long as the SureIncome Covered Life is alive, subject to certain restrictions.
 Therefore, regardless of subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until the death of the SureIncome Covered Life (as defined below), subject to certain
restrictions.   The SureIncome For Life Option also provides an additional death benefit option.

The SureIncome For Life Option guarantees an amount up to the "BENEFIT PAYMENT REMAINING" which will be available for withdrawal from the Contract each "BENEFIT YEAR" as long as the SureIncome Covered Life is alive, subject to certain restrictions. The "SUREINCOME COVERED LIFE" is the oldest Contract Owner, or the oldest Annuitant if the Contact Owner is a non-living entity, on the Rider Date. If the Contract Value is reduced to zero and the Benefit Payment is still greater than zero, we will distribute an amount equal to the Benefit Payment each year to the Contract Owner as described below under the "WITHDRAWAL BENEFIT PAYOUT PHASE" as long as the SureIncome Covered Life is
alive.   Prior to the commencement of the Withdrawal Benefit Payout Phase, the
SureIncome For Life Option also provides an additional death benefit option, the SureIncome Return of Premium Death Benefit ("SUREINCOME ROP DEATH BENEFIT").
 This Option is described below under "DEATH OF OWNER OR ANNUITANT" and in the DEATH BENEFITS section starting on page 71.

For purposes of the SureIncome For Life Option, "withdrawal" means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable surrender charges. Under the SureIncome For Life Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The "RIDER DATE" is the date the SureIncome For Life Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.

The SureIncome For Life Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome For Life Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the SureIncome For Life Option. Currently, you may have only one Withdrawal Benefit Option in effect on your Contract at one time. You may only have one of the


                                 39  PROSPECTUS
following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome For Life Option is only available if the oldest Contract Owner or the oldest Annuitant, if the Contract Owner is a non-living entity (i.e., the SureIncome Covered Life) is between the ages of 50 and 75, inclusive, on the effective date of the Rider (the "Rider Application Date"). The SureIncome For Life Option may not be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b) at this time. We reserve the right to make the SureIncome For Life Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome For Life Option may not be cancelled at any time.

We may discontinue offering the SureIncome For Life Option at any time to new Contract Owners and to existing Contract Owners who did not elect the SureIncome For Life Option prior to the date of discontinuance.


WITHDRAWAL BENEFIT FACTOR
The "WITHDRAWAL BENEFIT FACTOR" is used to determine the "BENEFIT PAYMENT" and Benefit Payment Remaining. Prior to the earlier of the date of the first withdrawal after the issuance of the SureIncome For Life Option or the date the Contract enters the Withdrawal Benefit Payout Phase, the Withdrawal Benefit Factor used in these determinations may change as shown below. Generally speaking, during this period the Withdrawal Benefit Factor will increase as the SureIncome Covered Life grows older. On the earlier of the date of the first withdrawal after the issuance of the SureIncome for Life Option or the date the Contract enters the Withdrawal Benefit Payout Phase, the Withdrawal Benefit Factor will be fixed at the then applicable rate, based on the then current attained age of the SureIncome Covered Life, and will be used in all subsequent determinations of Benefit Payments and Benefit Payments Remaining. AFTER THIS
                                                                    ----------
DATE THE WITHDRAWAL BENEFIT FACTOR WILL NOT CHANGE.
---------------------------------------------------

We currently offer the following Withdrawal Benefit Factors:

                     Attained Age of
                 SureIncome Covered Life                     Withdrawal Benefit Factor
                 -----------------------                     -------------------------
                          50-59                                         4%
                          60-69                                         5%
                          70+                                           6%


The Withdrawal Benefit Factors and age ranges applicable to your Contract are set on the Rider Date. They cannot be changed after the SureIncome For Life Option has been added to your Contract. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome For Life Options, change the age ranges to which they apply, and/or to eliminate currently available Withdrawal Benefit Factors.


BENEFIT PAYMENT AND BENEFIT PAYMENT REMAINING
The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base and your SureIncome ROP Death Benefit by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any premiums or withdrawals made on a Contract Anniversary are applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

On the Rider Date, the Benefit Payment is equal to the Contract Value multiplied by the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life.

After the Rider Date, the Benefit Payment and Benefit Payment Remaining will be increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) multiplied by the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life. On the date of the first withdrawal after the Rider Date the Benefit Payment and Benefit Payment Remaining will equal the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life multiplied by the Benefit Base immediately after application of any purchase payments, but prior to the withdrawal on that date. THE WITHDRAWAL BENEFIT FACTOR USED IN ALL FUTURE CALCULATIONS WILL NOT
       ----------------------------------------------------------------------
CHANGE.
-------

After the first withdrawal, the Benefit Payment Remaining will be increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) multiplied by the Withdrawal Benefit Factor. The Benefit Payment Remaining is reduced by the amount of any withdrawal. The Benefit Payment Remaining will never be less than zero.

After the first withdrawal, the Benefit Payment will be increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) multiplied by the Withdrawal Benefit Factor. The Benefit Payment is affected by withdrawals as follows:

.. If a withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

.. If a withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

  .  The Benefit Payment immediately prior to the withdrawal; or


                                 40  PROSPECTUS

  . The Benefit Base immediately after the withdrawal multiplied by the Withdrawal Benefit Factor.

IF THE BENEFIT PAYMENT IS REDUCED TO ZERO, THE SUREINCOME FOR LIFE OPTION WILL TERMINATE.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Payment may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Payment will be recalculated to the greater of:

.. The Benefit Payment following application of all purchase payments and withdrawals on that Contract Anniversary; or

.. The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses, multiplied by the Withdrawal Benefit Factor currently applicable.

The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.


BENEFIT BASE
The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome For Life Option. On the Rider Date, the Benefit Base is equal to the Contract Value.
 After the Rider Date, the Benefit Base will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and decreased by withdrawals as follows:

.. If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

.. If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

  . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

  . The Benefit Base immediately prior to withdrawal less the amount of the withdrawal (this value cannot be less than zero).

As used in the above calculation, Contract Value incorporates the impact of any purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) received on the date of this withdrawal, but before the application of any SureIncome For Life Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Base may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Base will be recalculated to the greater of:

.. The Benefit Base following the application of all purchase payments and withdrawals on that Contract Anniversary; and

.. The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses.

For numerical examples that illustrate how the values defined under the SureIncome For Life Option are calculated, see Appendix H.


CONTRACT VALUE
If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Payment is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome For Life Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.


WITHDRAWAL BENEFIT PAYOUT PHASE
Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase.

The "WITHDRAWAL BENEFIT PAYOUT START DATE" is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends. No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase of the Contract can be made after the Withdrawal Benefit Payout Start Date. Since the Accumulation Phase of the Contract ends at this point, the SureIncome ROP Death Benefit no longer applies.

Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.


                                 41  PROSPECTUS

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e. if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made until the later of the death of the SureIncome Covered Life or over a period certain based on the total payments made equaling at least the Benefit Base on the Payout Start Date. If your Contract is subject to Internal Revenue Code Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome For Life Option may be larger during the period certain so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Internal Revenue Code
Section 401(a)(9), we will not permit a change in the payment frequency or level.

If your Contract is not subject to Internal Revenue Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the commencement of the Withdrawal Benefit Payout Start Date.


INVESTMENT REQUIREMENTS
If you add a SureIncome For Life Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. These requirements are described in "INVESTMENT REQUIREMENTS (APPLICABLE TO ALL WITHDRAWAL BENEFIT OPTIONS)" below.


DEATH OF OWNER OR ANNUITANT
If the SureIncome Covered Life dies during the Accumulation Phase of the Contract, the SureIncome For Life Option will terminate on the date of the SureIncome Covered Life's death. If the Contract Owner or the Annuitant who is not the SureIncome Covered Life dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome For Life Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome For Life Option. If the SureIncome For Life Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the SureIncome For Life Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

The SureIncome For Life Option also makes available the SureIncome ROP Death Benefit. The SureIncome ROP Death Benefit is only available upon the death of the SureIncome Covered Life. If a Contract Owner, Annuitant or Co-Annuitant who is not the SureIncome Covered Life dies, the SureIncome ROP Death Benefit is not applicable. On the Rider Date, the SureIncome ROP Death Benefit is equal to the Contract Value. After the Rider Date, the SureIncome ROP Death Benefit will be increased by purchase payments (and Credit Enhancements in the case of ALLSTATE ADVISOR PLUS CONTRACTS) and decreased by withdrawals as follows:

.. If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be reduced by the amount of the withdrawal.

.. If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be the lesser of:

  . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

  . The SureIncome ROP Death Benefit immediately prior to withdrawal less the amount of the withdrawal.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments (and Credit Enhancements in the case of ALLSTATE ADVISOR PLUS CONTRACTS) received on the date of this withdrawal, but before the application of any SureIncome For Life Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge applicable.

For numerical examples that illustrate how the SureIncome ROP Death Benefit under the SureIncome For Life Option is calculated, see Appendix H.

Refer to the DEATH BENEFITS section (page 71) for more details on the SureIncome ROP Death Benefit.


TERMINATION OF THE SUREINCOME FOR LIFE OPTION
The SureIncome For Life Option will terminate on the earliest of the following to occur:

.. The Benefit Payment is reduced to zero;


                                 42  PROSPECTUS

.. On the Payout Start Date (except if the Contract enters the Withdrawal Benefit
  Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

.. On the date the Contract is terminated;

.. On the date the SureIncome Covered Life is removed from the Contract for any reason, and is no longer a Contract Owner or Annuitant under the Contract (if the Covered Life continues as only the Beneficiary, the Option will terminate);

.. On the date the SureIncome For Life Option is cancelled as detailed under Death of Owner or Annuitant section above;

.. On the date we receive a Complete Request for Settlement of the Death
  Proceeds; or

.. On the date the SureIncome Covered Life dies if the SureIncome Covered Life dies prior to the Payout Start Date.


INVESTMENT REQUIREMENTS (APPLICABLE TO ALL WITHDRAWAL BENEFIT OPTIONS)
If you add a Withdrawal Benefit Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. The specific requirements are described below in more detail and will depend on your current Model Portfolio Option and your Withdrawal Benefit Factor(s). These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable at any time in our sole discretion. Any changes we make will not apply to a Withdrawal Benefit Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. This restriction does not apply to a New SureIncome Option or to a New Option elected pursuant to the Rider Trade-In Option. We reserve the right to have requirements unique to specific Withdrawal Benefit Factors if we make other Withdrawal Benefit Factors available in the future including specific model portfolio options ("Model Portfolio Options") as described below available only to certain Withdrawal Benefit Factors.

When you add a Withdrawal Benefit Option to your Contract, you must allocate your entire Contract Value as follows:

1) to a MODEL PORTFOLIO OPTION available as described below;

2) to the DCA Fixed Account Option and then transfer all purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) and interest to an available Model Portfolio Option; or

3) to a combination of (1) and (2) above.

For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.

On the Rider Date, you must select only one of the Model Portfolio Options to which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other available Model Portfolio Options. We currently offer several Model Portfolio Options. The Model Portfolio Options that are available may differ depending upon the effective date of your Withdrawal Benefit Option and your Withdrawal Benefit Factor.
 Please refer to the Model Portfolio Option and TrueBalance/SM/ Model Portfolio Options sections of this prospectus for more details. We may add other Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Options currently available for use:

*Model Portfolio Option 1
*TrueBalance Conservative Model Portfolio Option
*TrueBalance Moderately Conservative Model Portfolio Option
*TrueBalance Moderate Model Portfolio Option
*TrueBalance Moderately Aggressive Model Portfolio Option
*TrueBalance Aggressive Model Portfolio Option
-------------------------------------------------------------




NOTE:  THE TRUEBALANCE MODEL PORTFOLIO OPTIONS WERE FIRST MADE AVAILABLE IN
CONNECTION WITH A WITHDRAWAL BENEFIT OPTION ON MAY 1, 2005.   ANY TRUEBALANCE
MODEL PORTFOLIOS OFFERED UNDER THE TRUEBALANCE ASSET ALLOCATION PROGRAM PRIOR TO MAY 1, 2005, MAY NOT BE USED IN CONNECTION WITH A WITHDRAWAL BENEFIT OPTION.

You may not allocate any of your Contract Value to the Standard Fixed Account.
 You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option to the Variable Sub-Accounts prior to adding a Withdrawal Benefit Option to your Contract. You may allocate any portion of your purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.
 We use the term "Transfer Period Account" to refer to each purchase


                                 43  PROSPECTUS
payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account, any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to your most recent percentage allocation selections for your Model Portfolio Option.

Any subsequent purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) made to your Contract will be allocated to the Variable Sub-Accounts according to your specific instructions or your allocation for the previous purchase payment (for Model Portfolio Option 1) or the percentage allocation for your current Model Portfolio Option (for TrueBalance Model Portfolio Options) unless you request that the purchase payment (and Credit Enhancement for ALLSTATE ADVISOR PLUS CONTRACTS) be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $100 or more. Any withdrawals you request will reduce your Contract Value invested in each of the investment alternatives on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all investment alternatives, unless you request otherwise.


MODEL PORTFOLIO OPTION 1
If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1, we have divided the Variable Sub-Accounts into two separate categories: "Available," and "Excluded." Currently, you may allocate up to 100% of your Contract Value to the Available Variable Sub-Accounts in any manner you choose. You may not allocate ANY PORTION of your Contract Value to the Excluded Variable Sub-Accounts. You may make transfers among any of the Available Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

Currently the Available Variable Sub-Accounts and the Excluded Variable Sub-Accounts are as follows:

                             Available
-------------------------------------------------------------------
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
FTVIP Franklin Growth and Income Securities - Class 2 Sub-Account
FTVIP Franklin Income Securities - Class 2 Sub-Account
FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account
FTVIP Mutual Discovery Securities - Class 2 Sub-Account
FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account
FTVIP Franklin U.S. Government - Class 2 Sub-Account
FTVIP Mutual Shares Securities - Class 2 Sub-Account
FTVIP Templeton Developing Markets Securities - Class 2 Sub-Account
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
Lord Abbett Series - All Value Sub-Account
Lord Abbett Series - Bond-Debenture Sub-Account
Lord Abbett Series - Growth and Income Sub-Account
Lord Abbett Series - Growth Opportunities Sub-Account
Lord Abbett Series - Mid-Cap Value Sub-Account
Oppenheimer MidCap/VA - Service Shares Sub-Account
Oppenheimer Balanced/VA - Service Shares Sub-Account
Oppenheimer Core Bond/VA - Service Shares Sub-Account
Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account
Oppenheimer High Income/VA - Service Shares Sub-Account
Oppenheimer Main Street(R)/VA - Service Shares Sub-Account
Oppenheimer Main Street Small Cap(R)/VA - Service Shares
 Sub-Account
Oppenheimer Strategic Bond/VA - Service Shares Sub-Account
Putnam VT Global Asset Allocation - Class IB Sub-Account
Putnam VT Growth and Income - Class IB Sub-Account
Putnam VT High Yield - Class IB Sub-Account
Putnam VT Income - Class IB Sub-Account
Putnam VT International Equity - Class IB Sub-Account
Putnam VT Investors - Class IB Sub-Account
Putnam VT Money Market - Class IB Sub-Account
Putnam VT New Value - Class IB Sub-Account
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
Putnam VT Voyager - Class IB Sub-Account
Van Kampen LIT Comstock, Class II Sub-Account
Van Kampen LIT Strategic Growth, Class II Sub-Account
Van Kampen LIT Growth and Income, Class II Sub-Account
Van Kampen LIT Money Market, Class II Sub-Account
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (1)
Van Kampen UIF Equity and Income, Class II Sub-Account (1)
Van Kampen UIF Global Franchise, Class II Sub-Account (1)
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (1)
Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account & Van Kampen
 UIF U.S. Mid Cap Value, Class II Sub-Account (1)(2)
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (1)
-------------------------------------------------------------------
                             Excluded
-------------------------------------------------------------------
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
Oppenheimer Global Securities/VA - Service Shares Sub-Account
Putnam VT Vista - Class IB Sub-Account
Van Kampen LIT Aggressive Growth, Class II Sub-Account (3)
Van Kampen UIF Equity Growth, Class I Sub-Account & Van Kampen UIF
 Equity Growth, Class II Sub-Account (1)(2)
Van Kampen UIF Small Company Growth, Class II Sub-Account (1)
-------------------------------------------------------------------


(1) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(2)The Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may invest only in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II was closed to new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio, you may continue your investment.
 If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing, or


                                 44  PROSPECTUS
dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.*

* AS NOTED ABOVE, CERTAIN VARIABLE SUB-ACCOUNTS ARE CLOSED TO NEW INVESTMENTS. IF YOU INVESTED IN THESE VARIABLE SUB-ACCOUNTS PRIOR TO THE EFFECTIVE CLOSE
DATE, YOU MAY CONTINUE YOUR INVESTMENTS. IF PRIOR TO THE EFFECTIVE CLOSE DATE, YOU ENROLLED IN ONE OF OUR AUTOMATIC TRANSACTION PROGRAMS, SUCH AS AUTOMATIC ADDITIONS, PORTFOLIO REBALANCING OR DOLLAR COST AVERAGING, WE WILL CONTINUE TO EFFECT AUTOMATIC TRANSACTIONS TO THESE VARIABLE SUB-ACCOUNTS IN ACCORDANCE WITH
THAT PROGRAM.   OUTSIDE OF THESE AUTOMATIC TRANSACTION PROGRAMS, ADDITIONAL
ALLOCATIONS WILL NOT BE ALLOWED.   IF YOU CHOOSE TO ADD ANY WITHDRAWAL BENEFIT
OPTION ON OR AFTER THE EFFECTIVE CLOSE DATE, YOU MUST TRANSFER ANY PORTION OF YOUR CONTRACT VALUE THAT IS ALLOCATED TO THESE VARIABLE SUB-ACCOUNTS TO ANY OF THE REMAINING VARIABLE SUB-ACCOUNTS AVAILABLE WITH A WITHDRAWAL BENEFIT OPTION PRIOR TO ADDING IT TO YOUR CONTRACT.

TRUEBALANCE/SM/ MODEL PORTFOLIO OPTIONS.

If you choose one of the TrueBalance/SM/ Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalance/SM/ Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts that comprise that TrueBalance Model Portfolio Option.
 Each TrueBalance Model Portfolio involves an allocation of assets among a group of pre-selected Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the "TrueBalance/SM/ Asset Allocation Program" section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added a Withdrawal Benefit Option to your Contract.


INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------

You may allocate your purchase payments to up to 54 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including expenses and risks associated with each Portfolio, please refer to the prospectuses for the Funds. We will mail to you a prospectus for each Portfolio related to the Variable Sub-Accounts to which you allocate your purchase payment.

YOU SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT ALTERNATIVES WHEN MAKING AN ALLOCATION TO THE VARIABLE SUB-ACCOUNTS. TO OBTAIN ANY OR ALL OF THE UNDERLYING PORTFOLIO PROSPECTUSES, PLEASE CONTACT US AT 1-866-718-9824 OR GO TO
WWW.ACCESSALLSTATE.COM.


PORTFOLIO:               EACH PORTFOLIO SEEKS:          INVESTMENT ADVISER:
Fidelity VIP             Long-term capital
 Contrafund(R)  -         appreciation
 Service Class 2
 Sub-Account
-------------------------------------------------------
Fidelity VIP Freedom     High total return with a
 2010 - Service Class 2   secondary objective of
 Sub-Account              principal preservation as
                          the fund approaches its
                          target date and beyond
-------------------------------------------------------
Fidelity VIP Freedom     High total return with a
 2020 - Service Class 2   secondary objective of
 Sub-Account              principal preservation as
                          the fund approaches its
                          target date and beyond
-------------------------------------------------------
Fidelity VIP Freedom     High total return with a
 2030 - Service Class 2   secondary objective of
 Sub-Account              principal preservation as
                          the fund approaches its
                          target date and beyond
-------------------------------------------------------
Fidelity VIP Freedom     High total return with a      FIDELITY MANAGEMENT &
 Income - Service Class   secondary objective of       RESEARCH COMPANY
 2 Sub-Account            principal preservation
-------------------------------------------------------
Fidelity VIP Growth      To achieve capital
 Stock - Service Class    appreciation
 2 Sub-Account
-------------------------------------------------------

                                 45 PROSPECTUS

Fidelity VIP Index 500   Investment results that
 - Service Class 2        correspond to the total
 Sub-Account              return of common stocks
                          publicly traded in the
                          United States as
                          represented by the Standard
                          & Poor's 500(SM) Index (S&P
                          500(R))
-------------------------------------------------------
Fidelity VIP Mid Cap -   Long-term growth of capital
 Service Class 2
 Sub-Account
-------------------------------------------------------
FTVIP Franklin Growth    Capital appreciation with
 and Income Securities    current income as a
 - Class 2 Sub-Account    secondary goal.
-------------------------------------------------------
FTVIP Franklin Income    To maximize income while
 Securities - Class 2     maintaining prospects for    FRANKLIN ADVISERS, INC.
 Sub-Account              capital appreciation.
-------------------------------------------------------
FTVIP Franklin Large     Capital appreciation
 Cap Growth Securities
 - Class 2 Sub-Account
-------------------------------------------------------
FTVIP Franklin U.S.      Income
 Government - Class 2
 Sub-Account
-------------------------------------------------------
FTVIP Franklin Small      Long-term total return.      FRANKLIN ADVISORY
 Cap Value Securities -                                SERVICES, LLC
 Class 2 Sub-Account
-------------------------------------------------------------------------------
FTVIP Mutual Shares      Capital appreciation with     FRANKLIN MUTUAL
 Securities - Class 2     income as a secondary goal   ADVISERS, LLC
 Sub-Account
FTVIP Mutual Discovery   Capital appreciation
 Securities - Class 2
 Sub-Account
-------------------------------------------------------
FTVIP Templeton          Long-term capital
 Developing Markets       appreciation.                TEMPLETON ASSET
 Securities - Class 2                                  MANAGEMENT LTD.
 Sub-Account
FTVIP Templeton Foreign   Long-term capital growth.    TEMPLETON INVESTMENT
 Securities - Class 2                                  COUNSEL, LLC
 Sub-Account
-------------------------------------------------------------------------------
Lord Abbett Series -     Long-term growth of capital
 All Value Sub-Account    and income without
                          excessive fluctuations in
                          market value
-------------------------------------------------------
Lord Abbett Series -     High current income and the
 Bond-Debenture           opportunity for capital
 Sub-Account              appreciation to produce a
                          high total return
-------------------------------------------------------
Lord Abbett Series -     Long-term growth of capital
 Growth and Income        and income without           LORD, ABBETT & CO. LLC
 Sub-Account              excessive fluctuations in
                          market value
-------------------------------------------------------
Lord Abbett Series -     Capital appreciation
 Growth Opportunities
 Sub-Account
-------------------------------------------------------
Lord Abbett Series -     Capital appreciation through
 Mid-Cap Value            investments, primarily in
 Sub-Account              equity securities, which
                          are believed to be
                          undervalued in the
                          marketplace
-------------------------------------------------------------------------------
Oppenheimer MidCap/VA    Capital appreciation by
 Sub-Account              investing in ''growth
                          type'' companies.
-------------------------------------------------------
Oppenheimer Balanced/VA  A high total investment
 - Service Shares         return, which includes
 Sub-Account              current income and capital
                          appreciation in the value
                          of its shares.
-------------------------------------------------------
Oppenheimer Core         High level of current
 Bond/VA - Service        income. As a secondary
 Shares Sub-Account       objective, the Portfolio
                          seeks capital appreciation
                          when consistent with its
                          primary objective.
-------------------------------------------------------
Oppenheimer Capital      Capital appreciation by
 Appreciation/VA -        investing in securities of
 Service Shares           well-known, established
 Sub-Account              companies.
-------------------------------------------------------
Oppenheimer Global       Long-term capital
 Securities/VA -          appreciation by investing a
 Service Shares           substantial portion of
 Sub-Account              assets in securities of
                          foreign issuers,             OPPENHEIMERFUNDS, INC.
                          growth-type companies,
                          cyclical industries and
                          special situations that are
                          considered to have
                          appreciation possibilities.
-------------------------------------------------------
Oppenheimer High         A high level of current
 Income/VA Sub-Account    income from investment in
                          high-yield fixed-income
                          securities.
-------------------------------------------------------

                                 46 PROSPECTUS

Oppenheimer Main         High total return (which
 Street(R)/VA - Service   includes growth in the
 Shares Sub-Account       value of its shares as well
                          as current income) from
                          equity and debt securities.
-------------------------------------------------------
Oppenheimer Main Street   Capital appreciation.
 Small Cap(R)/VA -
 Service Shares
 Sub-Account
-------------------------------------------------------
Oppenheimer Strategic    A high level of current
 Bond/VA - Service        income principally derived
 Shares Sub-Account       from interest on debt
                          securities.
-------------------------------------------------------------------------------
Putnam VT The George     To provide a balanced
 Putnam Fund of Boston    investment composed of a
 - Class IB Sub-Account   well diversified portfolio
                          of value stocks and bonds,
                          which produce both capital
                          growth and current income.
-------------------------------------------------------
Putnam VT Global Asset   A high level of long-term
 Allocation - Class IB    total return consistent
 Sub-Account              with preservation of
                          capital.
-------------------------------------------------------
Putnam VT Growth and     Capital growth and current
 Income - Class IB        income.
 Sub-Account
-------------------------------------------------------
Putnam VT Health          Capital appreciation.        PUTNAM INVESTMENT
 Sciences - Class IB                                   MANAGEMENT, LLC
 Sub-Account (1)
-------------------------------------------------------
Putnam VT High Yield -   High current income.
 Class IB Sub-Account     Capital growth is a
                          secondary goal when
                          consistent with achieving
                          high current income.
-------------------------------------------------------
Putnam VT Income -       High current income
 Class IB Sub-Account     consistent with what Putnam
                          Management believes to be
                          prudent risk.
-------------------------------------------------------
Putnam VT International   Capital appreciation.
 Equity - Class IB
 Sub-Account
-------------------------------------------------------
Putnam VT Investors -    Long-term growth of capital
 Class IB Sub-Account     and any increased income
                          that results from this
                          growth.
-------------------------------------------------------
Putnam VT Money Market   As high a rate of current
 - Class IB Sub-Account   income as Putnam Management
                          believes is consistent with
                          preservation of capital and
                          maintenance of liquidity.
-------------------------------------------------------
Putnam VT New            Long-term capital
 Opportunities - Class    appreciation.
 IB Sub-Account(1)
-------------------------------------------------------
Putnam VT New Value -    Long-term capital
 Class IB Sub-Account     appreciation.
-------------------------------------------------------
Putnam VT Research -      Capital appreciation.
 Class IB
 Sub-Account(1)
-------------------------------------------------------
Putnam VT Utilities      Capital growth and current
 Growth and Income -      income.
 Class IB
 Sub-Account(1)
-------------------------------------------------------
Putnam VT Vista - Class   Capital appreciation.
 IB Sub-Account
-------------------------------------------------------
Putnam VT Voyager -      Capital appreciation.
 Class IB Sub-Account
-------------------------------------------------------------------------------
Van Kampen LIT           Capital growth
 Aggressive Growth,
 Class II Sub-Account
 (2)
-------------------------------------------------------
Van Kampen LIT           Capital growth and income
 Comstock, Class II       through investments in
 Sub-Account              equity securities,
                          including common stocks,
                          preferred stocks and
                          securities convertible into
                          common and preferred
                          stocks.
Van Kampen LIT           Capital appreciation.
 Strategic Growth,
 Class II Sub-Account                                  VAN KAMPEN ASSET
                                                       MANAGEMENT
Van Kampen LIT Growth    Long-term growth of capital
 and Income, Class II     and income.
 Sub-Account
Van Kampen LIT Money     Protection of capital and
 Market, Class II         high current income through
 Sub-Account              investments in money market
                          instruments.
                                                       ------------------------

                                 47 PROSPECTUS

Van Kampen UIF Emerging  High total return by
 Markets Debt, Class II   investing primarily in
 Sub-Account              fixed income securities of
                          government and
                          government-related issuers
                          and, to a lesser extent, of
                          corporate issuers in
                          emerging market countries.
Van Kampen UIF Equity    Capital appreciation and
 and Income, Class II     current income.
 Sub-Account
Van Kampen UIF Equity    Long-term capital
 Growth, Class I          appreciation by investing
 Sub-Account & Van        primarily in
 Kampen UIF Equity        growth-oriented equity
 Growth, Class II         securities of large
 Sub-Account (4)          capitalization companies.
Van Kampen UIF Global    Long-term capital
 Franchise, Class II      appreciation.                 VAN KAMPEN(3)
 Sub-Account
Van Kampen UIF Mid Cap   Long-term capital growth by
 Growth, Class II         investing primarily in
 Sub-Account              common stocks and other
                          equity securities.
-------------------------------------------------------
Van Kampen UIF Small     Long-term capital
 Company Growth, Class    appreciation by investing
 II Sub-Account           primarily in
                          growth-oriented equity
                          securities of small
                          companies.
-------------------------------------------------------
Van Kampen UIF U.S. Mid  Above-average total return
 Cap Value, Class I       over a market cycle of
 Sub-Account & Van        three to five years by
 Kampen UIF U.S. Mid      investing in common stocks
 Cap Value, Class II      and other equity
 Sub-Account (4)          securities.
-------------------------------------------------------
Van Kampen UIF U.S.      Above average current income
 Real Estate, Class II    and long-term capital
 Sub-Account              appreciation by investing
                          primarily in equity
                          securities of companies in
                          the U.S. real estate
                          industry, including real     ------------------------
                          estate investment trusts.
-------------------------------------------------------

(1) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

VARIABLE INSURANCE PORTFOLIOS MIGHT NOT BE MANAGED BY THE SAME PORTFOLIO MANAGERS WHO MANAGE RETAIL MUTUAL FUNDS WITH SIMILAR NAMES. THESE PORTFOLIOS ARE LIKELY TO DIFFER FROM SIMILARLY NAMED RETAIL MUTUAL FUNDS IN ASSETS, CASH FLOW, AND TAX MATTERS. ACCORDINGLY, THE HOLDINGS AND INVESTMENT RESULTS OF A VARIABLE INSURANCE PORTFOLIO CAN BE EXPECTED TO BE HIGHER OR LOWER THAN THE INVESTMENT RESULTS OF A SIMILARLY NAMED RETAIL MUTUAL FUND.


                                 48  PROSPECTUS

TRUEBALANCE/SM/ ASSET ALLOCATION PROGRAM
As a Contract Owner, you may elect to participate in the TrueBalance asset allocation program ("TrueBalance program") for no additional charge. Participation in the TrueBalance program may be limited if you have elected certain Contract Options impose restrictions on the investment alternatives which you may invest, such as the Income Protection Benefit Option, the TrueReturn Accumulation Benefit Option or the SureIncome Withdrawal Benefit Option. See the sections of this prospectus discussing these Options for more information.

Asset allocation is the process by which your Contract Value is invested in different asset classes in a way that matches your risk tolerance, time horizon, and investment goals. Theoretically, different asset classes tend to behave differently under various economic and market conditions. By spreading your Contract Value across a range of asset classes, you may, over time, be able to reduce the risk of investment volatility and potentially enhance returns. Asset allocation does not guarantee a profit or protect against loss in a declining market.

Your sales representative will help you determine whether participating in an
asset allocation program is appropriate for you.   If you decide to participate
in the TrueBalance program, your sales representative may ask you to complete an investment style questionnaire to help you and your sales representative identify your investment style. Once you and your sales representative have identified your investment style, you may select one of five currently available asset allocation model portfolios, each with different levels of risk. The model portfolios represent five different investment styles: conservative, moderately conservative, moderate, moderately aggressive and aggressive. Once you select a model portfolio, your Contract Value will be allocated among the Variable Sub-Accounts according to that model portfolio. If you wish to allocate any of your Contract Value to any Variable Sub-Accounts not included in that model portfolio, or if you do not wish to allocate any of your Contract Value to any Variable Sub-Accounts included in that model portfolio, you should not elect the TrueBalance program. We recommend that you consult with your sales representative before selecting a TrueBalance model portfolio.

Allstate New York and the principal underwriter of the Contracts, Allstate Distributors, L.L.C. ("Allstate Distributors"), do not intend to provide any personalized investment advice in connection with the TrueBalance program and you should not rely on this program as providing individualized investment recommendations to you.

Allstate New York retained an independent investment management firm ("investment management firm") to construct the TrueBalance model portfolios. The investment management firm does not provide advice to Allstate New York's Contract Owners. Neither Allstate New York nor the investment management firm is acting for any Contract Owner as a "fiduciary" or as an "investment manager," as such terms are defined under applicable laws and regulations relating to the Employee Retirement Income Security Act of 1974 (ERISA).

The investment management firm does not take into account any information about any Contract Owner or any Contract Owner's assets when creating, providing or maintaining any TrueBalance model portfolio. Individual Contract Owners should ultimately rely on their own judgment and/or the judgment of a financial advisor in making their investment decisions. Neither Allstate New York nor the investment management firm is responsible for determining the suitability of the TrueBalance model portfolios for the Contract Owners' purposes.

Each of the five model portfolios specifies an allocation among a mix of Variable Sub-Accounts that is designed to meet the investment goals of the applicable investment style. On the business day we approve your participation in the TrueBalance program, we will automatically reallocate any existing Contract Value in the Variable Sub-Accounts according to the model portfolio you selected. If any portion of your existing Contract Value is allocated to the Standard Fixed Account or MVA Fixed Account Options and you wish to allocate any portion of it to the model portfolio, you must transfer that portion to the Variable Sub-Accounts. In addition, as long as you participate in the TrueBalance program, you must allocate all of your purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) to the Fixed Account Options and/or the Variable Sub-Accounts currently offered in your model portfolio. Any purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) you allocate to the DCA Fixed Account Option will be automatically transferred, along with interest, in equal monthly installments to the Variable Sub-Accounts according to the model portfolio you selected.

We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. For TrueBalance model portfolios selected on or after May 1, 2005, at the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Account according to the percentage allocation for the model portfolio you selected.

Allstate New York may offer new or revised TrueBalance model portfolios at any time, and may retain a different investment management firm to create any such new or revised TrueBalance model portfolios. Allstate New York will not automatically reallocate your Contract Value allocated to the Variable Sub-Accounts to match any new or revised model portfolios that are offered. If you are invested in the TrueBalance model portfolio, your Morgan Stanley Financial Advisor will notify you of any


                                 49  PROSPECTUS
new or revised TrueBalance model portfolios that may be available. If you wish to invest in accordance with a new or revised TrueBalance model portfolio, you must submit a transfer request to transfer your Contract Value in your existing TrueBalance model portfolio in accordance with the new TrueBalance model portfolio. If you do not request a transfer to a new TrueBalance model portfolio, we will continue to rebalance your Contract Value in accordance with your existing TrueBalance model portfolio. At any given time, you may only elect a TrueBalance model portfolio that is available at the time of election.

You may select only one model portfolio at a time. However, you may change your selection of model portfolio at any time, provided you select a currently available model portfolio. Each change you make in your model portfolio selection will count against the 12 transfers you can make each Contract Year without paying a transfer fee. You should consult with your sales representative before making a change to your model portfolio selection to determine whether the new model portfolio is appropriate for your needs.

Since the performance of each Variable Sub-Account may cause a shift in the percentage allocated to each Variable Sub-Account, at least once every calendar quarter we will automatically rebalance all of your Contract Value in the Variable Sub-Accounts according to your currently selected model portfolio.

Unless you notify us otherwise, any purchase payments you make after electing the TrueBalance program will be allocated to your model portfolio and/or to the Fixed Account Options according to your most recent instructions on file with us. Once you elect to participate in the TrueBalance program, you may allocate subsequent purchase payments to any of the Fixed Account Options available with your Contract and/or to any of the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specifications of that model portfolio. You may not allocate subsequent purchase payments to a Variable Sub-Account that is not included in your model portfolio. Subsequent purchase payments allocated to the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the allocation percentages for your currently selected model portfolio.

THE FOLLOWING APPLIES TO TRUEBALANCE MODEL PORTFOLIOS SELECTED PRIOR TO MAY 1, 2005. TRUEBALANCE MODEL PORTFOLIOS SELECTED PRIOR TO MAY 1, 2005, ARE NOT AVAILABLE WITH THE TRUERETURN OPTION OR THE SUREINCOME OPTION:

For TrueBalance model portfolios selected prior to May 1, 2005, you may make transfers to any of the available investment alternatives, except the DCA Fixed Account Option. However, all of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the percentage allocations for your currently selected model portfolio. Transfers to investment alternatives that are not included in the model portfolio you selected may be inconsistent with the investment style you selected and with the purpose of the TrueBalance program. You should consult with your sales representative before making transfers outside the model portfolio allocations.

THE FOLLOWING APPLIES TO TRUEBALANCE MODEL PORTFOLIOS SELECTED ON OR AFTER MAY 1, 2005, WITH THE TRUERETURN OPTION OR THE SUREINCOME OPTION:

For TrueBalance model portfolios selected on or after May 1, 2005, with the TrueReturn Option or SureIncome Option, you must allocate all of your Contract Value to a TrueBalance Model Portfolio Option, and you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you selected. You may, however, elect to reallocate your entire Contract Value from one Model Portfolio Option to another Model Portfolio Option available with your Option.

If you own the TrueReturn Accumulation Benefit Option, on the Rider Maturity Date the Contract Value may be increased due to the Option. Any increase will be allocated to the Putnam VT Money Market. You may make transfers from this Variable Sub-Account to the Fixed Account Options (as allowed) or the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specification of that model portfolio. All of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the next calendar quarter according to the allocation percentages for your currently selected model portfolio.

THE FOLLOWING APPLIES TO TRUEBALANCE MODEL PORTFOLIOS SELECTED ON OR AFTER MAY 1, 2005, WITHOUT THE TRUERETURN OPTION OR THE SUREINCOME OPTION:

For TrueBalance model portfolios selected on or after May 1, 2005, without the TrueReturn or SureIncome Option, you may not make transfers from the Variable Sub-Accounts to any of the other Variable Sub-Accounts. You may make transfers, as allowed under the contract, from the Fixed Account Options to other Fixed Account Options or to the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specifications of that model portfolio. You may make transfers from the Variable Sub-Accounts to any of the Fixed Account Options, except the DCA Fixed Account Option. Transfers to Fixed Account Options may be inconsistent with the investment style you selected and with the purpose of the TrueBalance program. However, all of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the next calendar quarter according to the percentage allocations for your currently selected model portfolio. You should consult with your sales representative before making transfers.


                                 50  PROSPECTUS

If you make a partial withdrawal from any of the Variable Sub-Accounts, your remaining Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the percentage allocations for your currently selected model portfolio. If you are participating in the Systematic Withdrawal Program when you add the TrueBalance program or change your selection of model portfolios, you may need to update your withdrawal instructions. If you have any questions, please consult your sales representative.

Your participation in the TrueBalance program is subject to the program's terms and conditions, and you may change model portfolios or terminate your participation in the TrueBalance program at any time by notifying us in a form satisfactory to us. We reserve the right to modify or terminate the TrueBalance program at any time.


INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) to the Fixed Account Options. The Fixed Account Options we offer include the DOLLAR COST AVERAGING FIXED ACCOUNT OPTION and the STANDARD FIXED ACCOUNT OPTION. We may offer additional Fixed Account Options in the future. In addition, Allstate New York may limit the availability of some Fixed Account Options. Please consult with your sales representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.


DOLLAR COST AVERAGING FIXED ACCOUNT OPTION
The Dollar Cost Averaging Fixed Account Option ("DCA Fixed Account Option") is one of the investment alternatives that you can use to establish a Dollar Cost Averaging Program, as described on page 55.

This option allows you to allocate purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) to the Fixed Account that will then automatically be transferred, along with interest, in equal monthly installments to the investment alternatives that you have selected. In the future, we may offer other installment frequencies in our discretion. Each purchase payment allocated to the DCA Fixed Account Option must be at least $100.

At the time you allocate a purchase payment to the DCA Fixed Account Option, you
must specify the term length over which the transfers are to take place.   We
use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. You establish a new Transfer Period Account each time you allocate a purchase payment to the DCA Fixed Account Option. We currently offer term lengths from which you may select for your Transfer Period Account(s), ranging from 3 to 12 months. We may modify or eliminate the term lengths we offer in the future. Refer to Appendix A for more information.

Your purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) will earn interest while in the DCA Fixed Account Option at the interest rate in effect at the time of the allocation, depending on the term length chosen for the Transfer Period Account and the type of Contract you have. The interest rates may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the DCA Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not change after Contract issue.

You must transfer all of your money, plus accumulated interest, out of a Transfer Period Account to other investment alternatives in equal monthly installments during the term of the Transfer Period Account. We reserve the right to restrict the investment alternatives available for transfers from any Transfer Period Account. You may not transfer money from the Transfer Period Account to any of the Fixed Account Options available under your Contract. The first transfer will occur on the next Valuation Date after you establish a Transfer Period Account. If we do not receive an allocation instruction from you when we receive the purchase payment, we will transfer each installment to the Putnam VT Money Market - Class IB Sub-Account until we receive a different allocation instruction. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Putnam VT Money Market - Class IB Sub-Account unless you request a different investment alternative. Transferring Contract Value to the Putnam VT Money Market - Class IB Sub-Account in this manner may not be consistent with the theory of dollar cost averaging described on page 55.

If you discontinue the DCA Fixed Account Option before the expiration of a Transfer Period Account, we will transfer any remaining amount in the Transfer Period Account to the Putnam VT Money Market - Class IB Sub-Account unless you request a different investment alternative.

If you have a TrueReturn Option or Withdrawal Benefit Option, at the expiration of a Transfer Period Account or if you discontinue the DCA Fixed Account Option any amounts remaining in the Transfer Period Account will


                                 51  PROSPECTUS
be transferred according to the investment requirements applicable to the Option you selected.

You may not transfer money into the DCA Fixed Account Option or add to an existing Transfer Period Account. You may not use the Automatic Additions Program to allocate purchase payments to the DCA Fixed Account Option.

The DCA Fixed Account Option currently is not available if you have selected the ALLSTATE ADVISOR PREFERRED CONTRACT WITH NO WITHDRAWAL CHARGE OPTION.


STANDARD FIXED ACCOUNT OPTION
You may allocate purchase payments or transfer amounts into the Standard Fixed Account Option. Each such allocation establishes a "GUARANTEE PERIOD ACCOUNT" within the Standard Fixed Account Option ("Standard Fixed Guarantee Period Account"), which is defined by the date of the allocation and the length of the initial interest rate guarantee period ("GUARANTEE PERIOD"). You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Standard Fixed Guarantee Period Account must be at least $100.

At the time you allocate a purchase payment or transfer amount to the Standard Fixed Account Option, you must select the Guarantee Period for that allocation from among the available Standard Fixed Guarantee Periods. For ALLSTATE ADVISOR CONTRACTS, we currently offer Standard Fixed Guarantee Periods of 1, 3, 5 and 7 years in length. FOR ALLSTATE ADVISOR PLUS AND ALLSTATE ADVISOR PREFERRED CONTRACTS, WE CURRENTLY ARE NOT OFFERING THE STANDARD FIXED ACCOUNT OPTION. Refer to Appendix A for more information. We may offer other Guarantee Periods in the future. If you allocate a purchase payment to the Standard Fixed Account Option, but do not select a Standard Fixed Guarantee Period for the new Standard Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the same Standard Fixed Guarantee Period as the Standard Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Standard Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account of the shortest Standard Fixed Guarantee Period we are offering at that time.

The amount you allocate to a Standard Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Standard Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the Standard Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not change after Contract issue.

In any Contract Year, the combined amount of withdrawals and transfers from a Standard Fixed Guarantee Period Account may not exceed 30% of the amount used to establish that Standard Fixed Guarantee Period Account. This limitation is waived if you withdraw your entire Contract Value. It is also waived for amounts in a Standard Fixed Guarantee Period Account during the 30 days following its renewal date ("30-DAY WINDOW"), described below, and for a single withdrawal made by your surviving spouse within one year of continuing the Contract after your death.

Amounts under the 30% limit that are not withdrawn in a Contract Year do not carry over to subsequent Contract Years.

At the end of a Standard Fixed Guarantee Period and each year thereafter, we will declare a renewal interest rate that will be guaranteed for 1 year. Subsequent renewal dates will be on the anniversaries of the first renewal date. Prior to a renewal date, we will send you a notice that will outline the options available to you. During the 30-Day Window following the expiration of a Standard Fixed Guarantee Period Account, the 30% limit for transfers and withdrawals from that Guarantee Period Account is waived and you may elect to:

.. transfer all or part of the money from the Standard Fixed Guarantee Period
  Account to establish a new Guarantee Period Account within the Standard Fixed Account Option or

.. transfer all or part of the money from the Standard Fixed Guarantee Period
  Account to other investment alternatives available at the time; or

.. withdraw all or part of the money from the Standard Fixed Guarantee Period
  Account. Withdrawal charges and taxes may apply.

Withdrawals taken to satisfy IRS minimum distribution rules will count against the 30% limit. The 30% limit will be waived for a Contract Year to the extent that:

.. you have already exceeded the 30% limit and you must still make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules; or

.. you have not yet exceeded the 30% limit but you must make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules, and such withdrawal will put you over the 30% limit.

The money in the Standard Fixed Guarantee Period Account will earn interest at the declared renewal rate from the renewal date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from a renewing Standard Fixed Guarantee Period Account on


                                 52  PROSPECTUS
or before the renewal date, the transfer or withdrawal will be deemed to have occurred on the renewal date. If we receive notification of your election to make a transfer or withdrawal from the renewing Standard Fixed Guarantee Period Account after the renewal date, but before the expiration of the 30-Day Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred from the renewing Standard Fixed Guarantee Period Account will continue to earn interest until the next renewal date at the declared renewal rate. If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to renew the Standard Fixed Guarantee Period Account and the amount in the renewing Standard Fixed Guarantee Period Account will continue to earn interest at the declared renewal rate until the next renewal date, and will be subject to all restrictions of the Standard Fixed Account Option.

The Standard Fixed Account Option currently is not available with the ALLSTATE ADVISOR PLUS AND ALLSTATE ADVISOR PREFERRED CONTRACTS.


INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may not transfer Contract Value to the DCA Fixed Account Option or add to an existing Transfer Period Account. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below.

You may make up to 12 transfers per Contract Year without charge. A transfer fee equal to 1.00% of the amount transferred applies to each transfer after the 12th transfer in any Contract Year. This fee may be changed, but in no event will it exceed $25 per transfer. Multiple transfers on a single Valuation Date are considered a single transfer for purposes of assessing the transfer fee. If you added the TrueReturn Option or a Withdrawal Benefit Option to your Contract, certain restrictions on transfers apply. See the "TrueReturn/SM/ Accumulation Benefit Option" and "Withdrawal Benefit Options" sections of this prospectus for more information.

The minimum amount that you may transfer from the Standard Fixed Account Option or a Variable Sub-Account is $100 or the total remaining balance in the Standard Fixed Account Option or the Variable Sub-Account, if less. These limitations do not apply to the DCA Fixed Account Option. The total amount that you may transfer or withdraw from a Standard Fixed Guarantee Period Account in a Contract Year is 30% of the amount used to establish that Guarantee Period Account. See "Standard Fixed Account Option". The minimum amount that can be transferred to the Standard Fixed Account Option is $100.

We will process transfer requests that we receive before 4:00 p.m. Eastern Time (3:00 p.m. Central Time) on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 4:00 p.m. Eastern Time (3:00 p.m. Central Time) on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

We reserve the right to waive any transfer restrictions.


TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year within each Income Plan. You may not convert any portion of your fixed income payments into variable income payments. You may not make transfers among Income Plans. You may make transfers from the variable income payments to the fixed income payments to increase the proportion of your income payments consisting of fixed income payments, unless you have selected the Income Protection Benefit Option.


TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 1-866-718-9824. The cut off time for telephone transfer requests is 4:00 p.m. Eastern Time (3:00 p. m. Central
Time). In the event that the New York Stock Exchange closes early, i.e., before 4:00 p.m. Eastern Time (3:00 p.m. Central Time), or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received from you at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange. If you own the Contract with a joint Contract Owner, unless we receive contrary instructions, we will accept instructions from either you or the other Contract Owner.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.


                                 53  PROSPECTUS

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.


MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.


TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

.. we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

.. we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

.. the total dollar amount being transferred, both in the aggregate and in the transfer request;

.. the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

.. whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

.. whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

.. the investment objectives and/or size of the Variable Sub-Account underlying
  Portfolio.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future


                                 54  PROSPECTUS
additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).


In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.


SHORT TERM TRADING FEES
The underlying Portfolios are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio's Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Portfolio. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio. If a Portfolio elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.

We will administer and collect redemption fees in connection with transfers between the Variable Sub-Accounts and forward these fees to the Portfolio.
 Please consult the Portfolio's prospectus for more complete information regarding the fees and charges associated with each Portfolio.


DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a fixed dollar amount on a regular basis from any Variable Sub-Account or any Fixed Account Option to any of the other Variable Sub-Accounts. You may not use the Dollar Cost Averaging Program to transfer amounts to the Fixed Account Options. This program is available only during the Accumulation Phase.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for instructions on how to enroll.


AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account quarterly, semi-annually, or annually. We will measure these periods according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.

Example:

  Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Putnam VT Income Variable Sub-Account and 60% to be in the Oppenheimer MidCap Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Putnam VT Income Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings in a Contract or Contracts rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the Putnam VT Income Variable Sub-Account for the appropriate Contract(s) and use the money to buy more units in the Oppenheimer MidCap Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The transfers made under the program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the Variable Sub-Accounts that performed better during the previous time period.


EXPENSES
--------------------------------------------------------------------------------

As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.


CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $30 contract maintenance


                                 55  PROSPECTUS
charge from your assets invested in the Putnam VT Money Market Variable Sub-Account. If there are insufficient assets in that Variable Sub-Account, we will deduct the balance of the charge proportionally from the other Variable Sub-Accounts. We also will deduct this charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. We will waive this charge:

.. for the remaining term of the Contract once your total purchase payments to the Contract equal $50,000 or more; or

.. for a Contract Anniversary, if on that date, your entire Contract Value is allocated to the Fixed Account Options, or after the Payout Start Date, if all income payments are fixed income payments.

We also reserve the right to waive this charge if you own more than one Contract and the Contracts meet certain minimum dollar amount requirements. In addition, we reserve the right to waive this charge for all Contracts.


ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.19% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We may increase this charge for Contracts issued in the future, but in no event will it exceed 0.35%. We guarantee that after your Contract is issued we will not increase this charge for your Contract.


MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily from the net assets you have invested in the Variable Sub-Accounts. We assess mortality and expense risk charges during the Accumulation and Payout Phases of the Contract, except as noted below. The annual mortality and expense risk charge for the Contracts without any optional benefit are as follows:

ALLSTATE ADVISOR                             1.10%
---------------------------------------------------
ALLSTATE ADVISOR PLUS                        1.40%
---------------------------------------------------
ALLSTATE ADVISOR PREFERRED
(5-YEAR WITHDRAWAL CHARGE OPTION)            1.40%
---------------------------------------------------
ALLSTATE ADVISOR PREFERRED
(3-YEAR WITHDRAWAL CHARGE OPTION)            1.50%
---------------------------------------------------
ALLSTATE ADVISOR PREFERRED                   1.60%
(NO WITHDRAWAL CHARGE OPTION)
---------------------------------------------------

The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. The mortality and expense risk charge also helps pay for the cost of the Credit Enhancement under the ALLSTATE ADVISOR PLUS CONTRACT. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the optional benefits to compensate us for the additional risk that we accept by providing these options.

You will pay additional mortality and expense risk charges if you add any optional benefits to your Contract. The additional mortality and expense risk charge you pay will depend upon which of the options you select:

.. MAV Death Benefit Option: The current mortality and expense risk charge for this option is 0.20%. This charge may be increased, but will never exceed 0.30%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

.. Income Protection Benefit Option: If you select the Income Protection Option, we will deduct during the Payout Phase an additional 0.50% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Option applies. This charge may be increased, but will never exceed 0.75% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Option applies. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. The charge will be deducted only during the Payout Phase.


TRUERETURN/SM/ ACCUMULATION BENEFIT OPTION FEE
We charge a separate annual Rider Fee for the TrueReturn Option. The current annual Rider Fee is 0.50% of the Benefit Base. We deduct the Rider Fee on each Contract Anniversary during the Rider Period or until you terminate the Option, if earlier. We reserve the right to increase the Rider Fee to up to 1.25%. We currently charge the same Rider Fee regardless of the Rider Period and Guarantee Option you select, however we reserve the right to charge different fees for different Rider Periods and Guarantee Options in the future.


                                 56  PROSPECTUS

However, once we issue your Option, we cannot change the Rider Fee that applies to your Contract. If you elect to exercise the Rider Trade-In Option, the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Option at the time of the trade-in.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If you terminate this Option prior to the Rider Maturity Date on a date other than a Contract Anniversary, we will deduct an entire Rider Fee from your Contract Value on the date the Option is terminated. However, if the Option is terminated due to death of the Contract Owner or Annuitant, we will not charge a Rider Fee unless the date we receive a Complete Request for Settlement of the Death Proceeds is also a Contract Anniversary. If the Option is terminated on the Payout Start Date, we will not charge a Rider Fee unless the Payout Start Date is also a Contract Anniversary. Additionally, if you elect to exercise the Rider Trade-In Option and cancel the Option on a date other than a Contract Anniversary, we will not deduct a Rider Fee on the date the Option is terminated. Refer to the "TrueReturn/SM/ Accumulation Benefit Option" section of this prospectus for more information.


SPOUSAL PROTECTION BENEFIT(CO-ANNUITANT) OPTION FEE AND SPOUSAL PROTECTION BENEFIT(CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS FEE
We charge a separate annual Rider Fee for both the Spousal Protection Benefit (Co-Annuitant) Option and Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts. The current annual Rider Fee is 0.10% of the Contract Value for either Option. This applies to all new Options added on or after January 1, 2005. For Options added prior to January 1, 2005, there is no charge associated with the Options. We deduct the Rider Fee on each Contract Anniversary up to and including the date you terminate the Option. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value. We reserve the right to charge different Rider Fees for new Spousal Protection Benefit (Co-Annuitant) Options and/ or new Spousal Protection Benefit (Co-Annuitant) Options for Custodial Individual Retirement Accounts we offer in the future. Once we issue your Option, we cannot change the Rider Fee that applies to your Contract.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Rider Fee is deducted, the Rider Fee exceeds the total value in all Variable Sub-Accounts, the excess of the Rider Fee over the total value in all Variable Sub-Accounts will be waived.

The first Rider Fee will be deducted on the first Contract Anniversary following the Rider Date. A Rider Fee will be deducted on each subsequent Contract Anniversary up to and including the date the Option is terminated. We will not charge a Rider Fee on the date the Option is terminated, on a date other than the Contract Anniversary, if the Option is terminated on the Payout Start Date or due to death of the Contract Owner or Annuitant.

For the first Contract Anniversary following the Rider Date, the Rider Fee is equal to the number of months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value as of the first Contract Anniversary. For subsequent Contract Anniversaries, the Rider Fee is equal to 0.10% multiplied by the Contract Value as of that Contract Anniversary. If you terminate this Option on a date other than a Contract Anniversary, we will deduct a Rider Fee. The Rider Fee will be pro-rated to cover the period from the last Contract Anniversary to the date of termination, or if you terminate this Option during the first Benefit Year, from the Rider Date to the date of termination. The pro-rated Rider Fee will be equal to the number of full months from the Contract Anniversary to the date of termination, or if you terminate this Option during the first Contract Year after adding the Option, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value immediately prior to the termination.


RETIREMENT INCOME GUARANTEE OPTION FEE
We discontinued offering the Retirement Income Guarantee Options as of January 1, 2004. Fees described below apply to Contract Owners who selected an Option prior to Janaury 1, 2004. We impose a separate annual Rider Fee for RIG 1 and RIG 2. The current annual Rider Fee for RIG 1 is 0.40% of the Income Base on each Contract Anniversary. The current annual Rider Fee for RIG 2 is 0.55% of the Income Base on each Contract Anniversary. See "Retirement Income Guarantee Options" for details.

We deduct the Rider Fees only from the Variable Sub-Account(s) on a pro-rata basis. For the initial Contract Anniversary after the Rider Date, we will deduct a fee pro rated to cover the period from the Rider Date to the Contract Anniversary. In the case of a full withdrawal of the Contract Value on any date other than the Contract Anniversary, we will deduct from the amount paid upon withdrawal the Rider Fee multiplied by the appropriate Income Base immediately prior to the withdrawal pro rated to cover the period the Option was in effect during


                                 57  PROSPECTUS
the current Contract Year. We will not deduct the Rider Fee during the Payout Phase.


WITHDRAWAL BENEFIT OPTION FEE
We charge separate annual Rider Fees for each of the SureIncome Option (the "SUREINCOME OPTION FEE"), the SureIncome Plus Option (the "SUREINCOME PLUS OPTION FEE"), and the SureIncome For Life Option (the "SUREINCOME FOR LIFE OPTION FEE"). Collectively, we refer to the SureIncome Option Fee, the SureIncome Plus Option Fee and the SureIncome For Life Option Fee as the "WITHDRAWAL BENEFIT OPTION FEES". "WITHDRAWAL BENEFIT OPTION FEE" is used to refer to any one of the Withdrawal Benefit Option Fees.

The current annual SureIncome Option Fee is 0.50% of the Benefit Base. The current annual SureIncome Plus Option Fee and the current annual SureIncome For Life Option Fee are each 0.65% of the Benefit Base. We reserve the right to increase any Withdrawal Benefit Option Fee to up to 1.25% of the Benefit Base.
 We reserve the right to charge a different Withdrawal Benefit Option Fee for different Withdrawal Benefit Factors or Withdrawal Benefit Options we may offer in the future. Once we issue your Withdrawal Benefit Option, we cannot change the Withdrawal Benefit Option Fee that applies to your Contract. If applicable, if you elect to exercise the Rider Trade-In Option, the new Withdrawal Benefit Option Fee will be based on the Withdrawal Benefit Option Fee percentage applicable to a new Withdrawal Benefit Option available at the time of trade-in.

We deduct the Withdrawal Benefit Option Fees on each Contract Anniversary up to and including the date you terminate the Option. The Withdrawal Benefit Option Fees are deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your Contract Value in each Variable Sub-Account bears to your total Contract Value in all Variable Sub-Accounts. The Withdrawal Benefit Option Fee will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Withdrawal Benefit Option Fee is deducted, the Withdrawal Benefit Option Fee exceeds the total Contract Value in all Variable Sub-Accounts, the excess of the Withdrawal Benefit Option Fee over the total Contract Value in all Variable Sub-Accounts will be waived.

The first Withdrawal Benefit Option Fee will be deducted on the first Contract Anniversary following the Rider Date. A Withdrawal Benefit Option Fee will be deducted on each subsequent Contract Anniversary up to and including the date the Withdrawal Benefit Option is terminated.

For the first Contract Anniversary following the Rider Date, the SureIncome Option Fee is equal to the number of full months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base on the first Contract Anniversary. For subsequent Contract Anniversaries, the SureIncome Option Fee is equal to 0.50% multiplied by the Benefit Base as of that Contract Anniversary.

For the first Contract Anniversary following the Rider Date, the SureIncome Plus Option Fee and the SureIncome For Life Option Fee are each equal to the number of full months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.65%, with the result multiplied by the Benefit Base on the first Contract Anniversary increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) and decreased by withdrawals, but prior to the Benefit Base being recalculated based on the Contract Value.
 For subsequent Contract Anniversaries, the SureIncome Plus Option Fee and the SureIncome For Life Option Rider Fee are each equal to 0.65% multiplied by the Benefit Base on that Contract Anniversary increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) and decreased by withdrawals, but prior to the Benefit Base being recalculated based on the Contract Value for any of the ten Contract Anniversaries after the Rider Date.
 As previously stated, we will deduct Withdrawal Benefit Option Fees on each Contract Anniversary up to and including the date you terminate the Option.

If you terminate the SureIncome Option or the SureIncome Plus Option on a date other than a Contract Anniversary, we will deduct the Withdrawal Benefit Option Fee unless the termination is on the Payout Start Date or is due to the death of the Contract Owner or Annuitant. If you terminate the SureIncome For Life Option on a date other than a Contract Anniversary, we will deduct the SureIncome For Life Option Fee unless the termination is on the Payout Start Date or is due to the death of the Contract Owner, Annuitant, or the death of the SureIncome Covered Life. The Withdrawal Benefit Option Fee will be pro-rated to cover the period from the last Contract Anniversary to the date of termination or, if you terminate the Withdrawal Benefit Option during the first Benefit Year, from the Rider Date to the date of termination. For the SureIncome Option, the pro-rated SureIncome Option Fee will be equal to the number of full months from the Contract Anniversary to the date of termination or, if you terminate the SureIncome Option during the first Benefit Year, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base immediately prior to the withdrawal or termination. For the SureIncome Plus Option and the SureIncome For Life Option, the pro-rated Withdrawal Benefit Option Fee will be equal to the number of full months from the Contract Anniversary to the date of termination or, if you terminate the Withdrawal Benefit Option during the first Benefit Year, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.65%, with the result multiplied by the


                                 58  PROSPECTUS

Benefit Base immediately prior to the withdrawal or termination. The Withdrawal Benefit Option Fee will be waived during the Withdrawal Benefit Payout Phase.


TRANSFER FEE
We impose a fee upon transfers in excess of 12 during any Contract Year. The current fee is equal to 1.00% of the dollar amount transferred up to a maximum charge of $25.00 per transfer. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program.


WITHDRAWAL CHARGE
We may assess a withdrawal charge from the purchase payment(s) you withdraw. The amount of the charge will depend on the number of years that have elapsed since we received the purchase payment being withdrawn. A schedule showing the withdrawal charges applicable to each Contract appears on page 13. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower.

Withdrawals also may be subject to tax penalties or income tax. You should consult with your tax counsel or other tax advisor regarding any withdrawals.


PREFERRED WITHDRAWAL AMOUNT
You can withdraw up to the Preferred Withdrawal Amount each Contract Year without paying the withdrawal charge. The Preferred Withdrawal Amount for a Contract Year is equal to 15% of all purchase payments (excluding Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) that are subject to a withdrawal charge as of the beginning of that Contract Year, plus 15% of the purchase payments added to the Contract during the Contract Year. The withdrawal charge applicable to Contracts owned by Charitable Remainder Trusts is described below.

Purchase payments no longer subject to a withdrawal charge will not be used to determine the Preferred Withdrawal Amount for a Contract Year, nor will they be assessed a withdrawal charge, if withdrawn. The Preferred Withdrawal Amount is not available in the Payout Phase.

You may withdraw up to the Preferred Withdrawal Amount in each Contract Year it is available without paying a withdrawal charge; however, the amount withdrawn may be subject to applicable taxes. If you do not withdraw the entire Preferred Withdrawal Amount in a Contract Year, any remaining portion may not be carried forward to increase the Preferred Withdrawal Amount in a later Contract Year.

For purposes of assessing the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first as follows:

1) Purchase payments that no longer are subject to        withdrawal charges;

2) Preferred Withdrawal Amount (if available);

3) Remaining purchase payments subject to withdrawal charges, beginning with the oldest purchase payment;

4) Any earnings not previously withdrawn.

However, for federal income tax purposes, earnings are considered to come out first, which means that you will pay taxes on the earnings portion of your withdrawal.

If the Contract Owner is a Charitable Remainder Trust, the Preferred Withdrawal Amount in a Contract Year is equal to the greater of:

.. The Preferred Withdrawal Amount described above; or

.. Earnings as of the beginning of the Contract Year that have not been previously withdrawn.

For purposes of assessing the withdrawal charge for a Charitable Remainder Trust-Owned Contract, we will treat withdrawals as coming from the earnings first and then the oldest purchase payments as follows:

1) Earnings not previously withdrawn;

2) Purchase payments that are no longer subject to withdrawal charges;

3) Preferred Withdrawal Amount in excess of earnings;

4) Purchase payments subject to withdrawal charges, beginning with the oldest purchase payment.

If you have selected the ALLSTATE ADVISOR PREFERRED CONTRACT WITH NO WITHDRAWAL CHARGE OPTION, there are no withdrawal charges applicable and, therefore, no Preferred Withdrawal Amount. Amounts withdrawn may be subject to applicable taxes.

ALL CONTRACTS We do not apply a withdrawal charge in the following situations:

.. the death of the Contract Owner or Annuitant (unless the Settlement Value is used);

.. withdrawals taken to satisfy IRS minimum distribution rules for the Contract;
  or

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts, and to help defray the cost of the Credit Enhancement for the ALLSTATE ADVISOR PLUS CONTRACTS. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, or the cost of the Credit Enhancement, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally


                                 59  PROSPECTUS
all withdrawals are treated as distributions of earnings. Withdrawals on earnings are taxed as ordinary income and, if taken prior to age 591/2, may be subject to an additional 10% federal tax penalty. You should consult your own tax counsel or other tax advisers regarding any withdrawals.


PREMIUM TAXES
Currently, we do not make deductions for premium taxes under the Contracts because New York does not charge premium taxes on annuities. We may deduct taxes that may be imposed in the future from purchase payments or the Contract Value when the tax is incurred or at a later time.


DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES
We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the "Taxes" section of this prospectus.


OTHER EXPENSES
Each Portfolio deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolio whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the prospectuses for the Portfolios. For a summary of Portfolio annual expenses, see page 15. Allstate New York or the principal underwriter of the Contracts, Allstate Distributors, may receive compensation from the Portfolios' investment adviser, distributor, or their affiliates for administrative, distribution (12b-1), or other services Allstate Distributors or we provide to the Portfolios.


ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------


WITHDRAWALS
You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 61.

The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our customer service center, less any applicable withdrawal charges, income tax withholding, penalty tax, contract maintenance charge, Rider Fee, and any premium taxes. Our customer service center address appears on page 1 of this prospectus. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances. You can withdraw money from the Variable Account or the Fixed Account Option(s) available under your Contract. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges, fees and taxes.

Currently, we do not make deductions for premium taxes under the Contracts because New York does not charge premium taxes on annuities. We may deduct taxes that may be imposed in the future from purchase payments or the Contract Value when the tax is incurred or at a later time.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time.

Withdrawals from the Standard Fixed Account Option may be subject to a restriction. See "Standard Fixed Account Options" on page 52.

Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 591/2, may be subject to an additional 10% federal penalty tax. If any withdrawal reduces your Contract Value to less than $1,000, and no purchase payments have been received for 3 years, we will treat the request as a withdrawal of the entire Contract Value unless a Withdrawal Benefit Option is currently attached to your Contract. See "Withdrawal Benefit Options" for more information. If you request a total withdrawal, we may require that you return your Contract to us. Your Contract will terminate if you withdraw all of your Contract Value, subject to certain exceptions if a Withdrawal Benefit Option is currently attached to your Contract. See "Withdrawal Benefit Options" for more details. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawal and other charges and taxes.


POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted,


                                 60  PROSPECTUS

2. An emergency exists as defined by the SEC, or

3. The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Option(s) available under your Contract for up to 6 months or shorter period if required by law. If we delay payment or transfer for 10 days or more, we will pay interest as required by law.


SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. Please consult your sales representative or call us at 1-866-718-9824 for more information.

Any systematic withdrawal programs based upon IRS minimum distribution requirements may be modified to ensure guarantees under any Withdrawal Benefit Option currently attached to your Contract are not impacted by the withdrawals.
 Withdrawals made outside of any systematic withdrawal program based upon IRS minimum distribution requirements may impact the guarantees provided under any Withdrawal Benefit Option currently attached to your Contract.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. At our discretion, we may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.


MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce your Contract Value to less than $1,000, and no purchase payment have been received for 3 years, we may treat it as a request to withdraw your entire Contract Value unless a Withdrawal Benefit Option is currently attached to your Contract. See "Withdrawal Benefit Options" above for more information. Your Contract will terminate if you withdraw all of your Contract Value. Before terminating any Contract whose value has been reduced by withdrawals to less than $1,000, we would inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional purchase payment to restore your Contract's value to the contractual minimum of $1,000. If we terminate your Contract, we will distribute to you its Contract Value less withdrawal and other charges and applicable taxes.




INCOME PAYMENTS
--------------------------------------------------------------------------------


PAYOUT START DATE
The Payout Start Date is the day that we apply your Contract Value less applicable taxes to an Income Plan. The first income payment must occur at least 30 days after the Issue Date. The Payout Start Date may be no earlier than the first Contract Anniversary and no later than:

.. the Annuitant's 90th birthday, or

.. the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.


INCOME PLANS
An "Income Plan" is a series of payments made on a scheduled basis to you or to another person designated by you. You may select more than one Income Plan. If you choose more than one Income Plan, you must specify what proportions of your Contract Value and less any applicable taxes, should be allocated to each such Income Plan. For tax reporting purposes, your cost basis and any gain on the Contract will be allocated proportionally to each Income Plan you select based on the proportion of your Contract Value applied to each such Income Plan. We reserve the right to limit the number of Income Plans that you may select. If you choose to add the Income Protection Benefit Option, certain restrictions may apply as described under "Income Protection Benefit Option," below. If we do not receive a written selection of an Income Plan from you at least 30 days before the Payout Start Date, we will make income payments in accordance with Income Plan 1 with a Guaranteed Payment Period of 10 years. If any Contract Owner dies during the Payout Phase, the new Contract Owner will be the surviving Contract Owner. If there is no surviving Contract Owner, the new Contract Owner will be the Beneficiary(ies) as described in the "Beneficiary" section of this prospectus. Any remaining income payments will be paid to the new Contract Owner as scheduled. Income payments to Beneficiaries may be subject to restrictions established by the Contract Owner. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Currently seven Income Plans are available. Depending on the Income Plan(s) you choose, you may receive:

.. fixed income payments;

.. variable income payments; or

.. a combination of the two.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of


                                 61  PROSPECTUS
your investment in the Contract, which is also called the "basis." Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 591/2, may be subject to an additional 10% federal tax penalty.

The seven Income Plans are:


INCOME PLAN 1 - LIFE INCOME WITH GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies in the Payout Phase, we will continue to pay income payments until the guaranteed number of payments has been paid. The number of months guaranteed ("Guaranteed Payment Period") may range from 0 to 360 months. If the Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months.

INCOME PLAN 2 - JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED NUMBER OF

PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant, named at the time the Income Plan was selected, lives. If both the Annuitant and joint Annuitant die in the Payout Phase, we will continue to pay the income payments until the guaranteed number of payments has been paid. The Guaranteed Payment Period may range from 0 to 360 months. If either the Annuitant or joint Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months. You may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the amount of each income payment initially will be higher but a reduction will take place at the later of 1) the death of an Annuitant; or 2) at the end of the guaranteed payment period.


INCOME PLAN 3 - GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. The shortest number of months guaranteed is 60 (120 if the Payout Start Date occurs prior to the third Contract Anniversary). The longest number of months guaranteed is 360 or the number of months between the Payout Start Date and the date that the Annuitant reaches age 100, if greater. In no event may the number of months guaranteed exceed 600. We will deduct the mortality and expense risk charge from the assets of the Variable Sub-Account supporting this Income Plan even though we may not bear any mortality risk. You may make withdrawals, change the length of the guaranteed payment period, or change the frequency of income payments under Income Plan 3.
 See "Modifying Payments" and "Payout Withdrawals" below for more details.


INCOME PLAN 4 - LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the death of the Annuitant. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Payments under this plan are available only as fixed income payments.


INCOME PLAN 5 - JOINT LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the deaths of both the Annuitant and joint Annuitant. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.


INCOME PLAN 6 - LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of: (1) the death of the Annuitant; or
(2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Payments under this plan are available only as fixed income payments.


INCOME PLAN 7 - JOINT LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of: (1) the deaths of both the Annuitant and joint Annuitant; or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

If you choose an Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. Please note that under Income Plans 1 and 2, if you do not select a Guaranteed Payment Period, it is possible that the payee could receive only one income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only two income payments if they die before the third income payment, and so on.

The length of any Guaranteed Payment Period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer Guarantee Payment Periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no


                                 62  PROSPECTUS
guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a specified Guaranteed Payment Period.


MODIFYING PAYMENTS
After the Payout Start Date, you may make the following changes under Income Plan 3:

.. You may request to modify the length of the Guaranteed Payment Period. If you elect to change the length of the Guaranteed Payment Period, the new Guaranteed Payment Period must be within the original minimum and maximum period you would have been permitted to select on the Payout Start Date.
   However, the maximum payment period permitted will be shortened by the period elapsed since the original Guaranteed Payment Period began. If you change the length of your Guaranteed Payment Period, we will compute the present value of your remaining payments, using the same assumptions we would use if you were terminating the income payments, as described in Payout Withdrawal. We will then adjust the remaining payments to equal what that value would support based on those same assumptions and based on the revised Guaranteed Payment Period.

.. You may request to change the frequency of your payments.

We currently allow you to make the changes described above once each Contract Year; on that single occasion you may make either change alone, or both simultaneously. We reserve the right to change this practice at any time without prior notice.

Changes to either the frequency of payments or length of the Guaranteed Payment Period will result in a change to the payment amount and may change the amount of each payment that is taxable to you.

Modifying payments of this Contract may not be allowed under Qualified Plans. In order to satisfy required minimum distributions ("RMD") under current Treasury regulations, once income payments have begun over a Guaranteed Payment Period, the Guaranteed Payment Period may not be changed even if the new period is shorter than the maximum permitted. Please consult with a competent tax advisor prior to making a request to modify payments if your Contract is subject to RMD requirements.

You may make only one change per 365 day period - either the length of the Guaranteed Payment Period or the frequency of payments - but not both, unless made at the same time. Any change to either the frequency of payments or length of a Guaranteed Payment Period will take effect on the next payment date after we accept the requested change.


PAYOUT WITHDRAWAL
You may terminate all or a portion of the income payments being made under Income Plan 3 at any time and withdraw their present value ("withdrawal value"), subject to a Payout Withdrawal Charge, by writing to us ("Payout Withdrawal"). For variable income payments, the withdrawal value is equal to the present value of the variable income payments being terminated, calculated using a discount rate equal to the assumed investment rate that was used in determining the initial variable payment. For fixed income payments, the withdrawal value is equal to the present value of the fixed income payments being terminated, calculated using a discount rate equal to the interest rate used to calculate the fixed income payments on the Payout Start Date.

A Payout Withdrawal must be at least $50. If any Payout Withdrawal reduces the value of the remaining income payments to an amount not sufficient to provide an initial payment of at least $20, we reserve the right to terminate the Contract and pay you the present value of the remaining income payments in a lump sum. If you withdraw the entire value of the remaining income payments, the Contract will terminate.

You must specify the investment alternative(s) from which you wish to make a Payout Withdrawal. If you withdraw a portion of the value of your remaining income payments, the payment period will remain unchanged and your remaining payment amounts will be reduced proportionately.


PAYOUT WITHDRAWAL CHARGE
To determine the Payout Withdrawal Charge, we assume that purchase payments are withdrawn first, beginning with the oldest payment. When an amount equal to all purchase payments has been withdrawn, additional withdrawals will not be assessed a Payout Withdrawal Charge.

Payout Withdrawals will be subject to a Payout Withdrawal Charge for each Contract as follows:

                               Number of Complete Years Since We Received the Purchase Payment Being Withdrawn/Applicable Charge:

Contract:                          0          1          2          3          4          5           6         7           8+
-----------------------------------------------------------------------------------------------------------------------------------
Allstate Advisor                    7%         7%         6%         5%         4%         3%        2%          0%         0%
-----------------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Plus             8.5%       8.5%       8.5%       7.5%       6.5%       5.5%        4%        2.5%         0%
-----------------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred
with:
-----------------------------------------------------------------------------------------------------------------------------------
  5-Year Withdrawal Charge          7%         6%         5%         4%         3%         0%
 Option
-----------------------------------------------------------------------------------------------------------------------------------


                                 63  PROSPECTUS

  3-Year Withdrawal Charge          7%         6%         5%         0%
 Option
-----------------------------------------------------------------------------------------------------------------------------------
  No Withdrawal Charge Option     None

-----------------------------------------------------------------------------------------------------------------------------------


ADDITIONAL INFORMATION. We may make other Income Plans available. You may obtain information about them by writing or calling us. On the Payout Start Date, you must specify the portion of the Contract Value to be applied to variable income payments and the portion to be applied to fixed income payments. For the portion of your Contract Value to be applied to variable income payments, you must also specify the Variable Sub-Accounts on which to base the variable income payments as well as the allocation among those Variable Sub-Accounts. If you do not choose how the Contract Value is to be applied, then the portion of the Contract Value in the Variable Account on the Payout Start Date will be applied to variable income payments, according to the Variable Sub-Account allocations as of the Payout Start Date, and the remainder of the Contract Value will be applied to fixed income payments.

We will apply your Contract Value, less applicable taxes, to your Income Plan(s) on the Payout Start Date. We can make income payments in monthly, quarterly, semi-annual or annual installments, as you select. If the Contract Owner has not made any purchase payments for at least 3 years, and the Contract Value is less than $2,000 when it is applied to the Income Plan(s) you choose, or not enough to provide an initial payment of at least $20 when it is applied to the Income Plan(s) you choose, and state law permits, we may:

.. terminate the Contract and pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

.. reduce the frequency of your payments so that each payment will be at least
  $20.


VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) company mortality experience or (b) the amount of our administration expenses.

Currently, we do not make deductions for premium taxes under the Contracts because New York does not charge premium taxes on annuities. We may deduct taxes that may be imposed in the future from purchase payments or the Contract Value when the tax is incurred or at a later time.

We cannot predict the total amount of your variable income payments, which may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios; and (b) under some of the Income Plans, we make income payments only so long as an Annuitant is alive or any applicable Guaranteed Payment Period has not yet expired.

In calculating the amount of the periodic payments in the annuity tables in the Contracts, we used an assumed investment rate ("AIR", also known as benchmark rate) of 3%. Currently, for the ALLSTATE ADVISOR CONTRACTS you may choose either a 5% or 3% AIR per year. If you select the Income Protection Benefit Option, however, the 3% AIR must apply. Currently, if you do not choose one, the 5% AIR will automatically apply. For ALLSTATE ADVISOR PLUS CONTRACTS and ALLSTATE ADVISOR PREFERRED CONTRACTS, only the 3% AIR is available. You may not change the AIR after you have selected an Income Plan.

We reserve the right to offer other assumed investment rates. If the actual net investment return of the Variable Sub-Accounts you choose is less than the AIR, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the AIR. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. With a higher AIR, your initial income payment will be larger than with a lower AIR. While income payments continue to be made, however, this disparity will become smaller and, if the payments have continued long enough, each payment will be smaller than if you had initially chosen a lower AIR.

Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

You may also elect a variable income payment stream consisting of level monthly, quarterly or semi-annual payments. If you elect to receive level monthly, quarterly or semi-annual payments, the payments must be recalculated annually. You may only elect to receive level payments at or before the Payout Start Date. If you have elected level payments for an Income Plan(s), you may not make any variable to fixed payment transfers within such Income Plan(s). We will determine the amount of each annual payment as described above, place this amount in our general account, and then distribute it in level monthly, quarterly or semi-annual payments. The sum of the level payments will exceed the annual calculated amount because of an interest rate factor we use, which may vary from year to year but will not be less than 2.0% per year. We do not allow withdrawals of the annual amount unless you make a full or partial withdrawal request of the value of the remaining payments under Income Plan 3. Withdrawals will be


                                 64  PROSPECTUS
assessed a Payout Withdrawal Charge, if applicable. If the Annuitant dies while you are receiving level payments, you will not be entitled to receive any remaining level payments for that year (unless the Annuitant dies before the end of the Guaranteed Payment Period). For example, if you have selected Income Plan 1 with no Guaranteed Payment Period and the Annuitant dies during the year, the Beneficiary will not be entitled to receive the remaining level payments for that year.


INCOME PROTECTION BENEFIT OPTION
We offer an Income Protection Benefit Option, which may be added to your Contract on the Payout Start Date for an additional mortality and expense risk charge if you have selected variable income payments subject to the following conditions:

.. The Annuitant and joint Annuitant, if applicable, must be age 75 or younger on the Payout Start Date.

.. You must choose Income Plan 1 or 2, and the Guaranteed Payment Period must be for at least 120 months, unless the Internal Revenue Service requires a different payment period.

.. You may apply the Income Protection Benefit Option to more than one Income
  Plan.

.. The AIR must be 3% for the Income Plan(s) to which you wish to apply this benefit.

.. You may only add the Income Protection Benefit Option on the Payout Start Date and, once added, the option cannot be cancelled.

.. You may not add the Income Protection Benefit Option without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the Income Protection Benefit Option.

.. You may not convert variable income payments to fixed income payments.

If you select the Income Protection Benefit Option, we guarantee that your variable income payments under each of the Income Plans to which the option is applied will never be less that 85% of the initial variable amount income value ("Income Protection Benefit"), as calculated on the Payout Start Date under such Income Plans, unless you have elected a reduced survivor payment plan under Income Plan 2. If you have elected a reduced survivor payment plan, we guarantee that your variable income payments to which the option is applied will never be less than 85% of the initial variable amount income value prior to the later of
1) the death of an Annuitant; or 2) the end of the guaranteed payment period. On or after the later of these events, we guarantee that your variable income payments will never be less than 85% of the initial variable amount income value multiplied by the percentage you elected for your reduced survivor plan. See Appendix B for numerical examples that illustrate how the Income Protection Benefit is calculated.

If you add the Income Protection Benefit Option to your Contract, the mortality and expense risk charge during the Payout Phase will be increased. The charge for the Income Protection Benefit Option will apply only to the Income Plan(s) to which the Option has been applied. Currently, the charge for this option is 0.50% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. We may change the amount we charge, but it will not exceed 0.75% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. Once the option is issued, we will not increase what we charge you for the benefit.

In order to ensure that we achieve adequate investment diversification ("INCOME PROTECTION DIVERSIFICATION REQUIREMENT"), we reserve the right, in our sole discretion, to impose limitations on the investment alternatives in which you may invest during the Payout Phase with respect to the assets supporting the variable income payments to which the Income Protection Benefit Option applies. These limitations may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts, exclusion of certain Variable Sub-Accounts, required minimum allocations to certain Variable Sub-Accounts, and/or the required use of Automatic Portfolio Rebalancing.

To achieve our Income Protection Diversification Requirement, we have divided the Variable Sub-Accounts into three separate categories: "unrestricted," "restricted" and "excluded." Currently, we require that you allocate between 30% to 100% of the assets supporting your variable income payments to the unrestricted Variable Sub-Accounts in any manner you choose. You may allocate up to 70% of the assets supporting your variable income payments to the restricted Variable Sub-Accounts. You may not, however, allocate more than 20% of the assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts. You may not allocate ANY PORTION of the assets supporting your variable income payments to the excluded Variable Sub-Accounts.

We believe the Income Protection Benefit Option complies with Individual Retirement Annuity (IRA) requirements regarding enhanced benefits. We are filing the Income Protection Benefit Option for prototype approval with the IRS.

In the following three tables, we list our current Income Protection Diversification Requirement:

UNRESTRICTED VARIABLE SUB-ACCOUNTS. There is no limit to the amount of assets supporting your variable income payments that you may allocate to any one or more of the following Variable Sub-Accounts. Currently, we require that you allocate AT LEAST 30% of the assets supporting your variable income payments to this category.


                                 65  PROSPECTUS

  Fidelity VIP Freedom Income - Service Class 2 Sub-Account

  FTVIP Franklin U.S. Government - Class 2 Sub-Account

  Oppenheimer Core Bond/VA - Service Shares Sub-Account

  Oppenheimer Strategic Bond/VA - Service Shares Sub-Account

  Putnam VT Income - Class IB Sub-Account

  Putnam VT Money Market - Class IB Sub-Account

  Van Kampen LIT Money Market, Class II Sub-Account

RESTRICTED VARIABLE SUB-ACCOUNTS. You may allocate up to 70% of the amount of assets supporting your variable income payments to the following Variable Sub-Accounts. Currently, you may not allocate more than 20% of the amount of assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts.

  Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account

  Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account

  Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account

  Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account

  Fidelity VIP Index 500 - Service Class 2 Sub-Account

  Fidelity VIP Mid Cap - Service Class 2 Sub-Account

  FTVIP Franklin Growth and Income Securities - Class 2 Sub-Account

  FTVIP Franklin Income Securities - Class 2 Sub-Account

  FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account

  FTVIP Mutual Discovery Securities - Class 2 Sub-Account

  FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account

  FTVIP Mutual Shares Securities - Class 2 Sub-Account

  FTVIP Templeton Foreign Securities - Class 2 Sub-Account

  Lord Abbett Series - All Value Sub-Account

  Lord Abbett Series - Bond-Debenture Sub-Account

  Lord Abbett Series - Growth and Income Sub-Account

  Lord Abbett Series - Growth Opportunities Sub-Account

  Lord Abbett Series - Mid-Cap Value Sub-Account

  Oppenheimer Balanced/VA - Service Shares Sub-Account

  Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account

  Oppenheimer Global Securities/VA - Service Shares Sub-Account

  Oppenheimer High Income/VA - Service Shares Sub-Account

  Oppenheimer Main Street(R)/VA - Service Shares Sub-Account

  Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account

  Putnam VT Global Asset Allocation - Class IB Sub-Account

  Putnam VT Growth and Income - Class IB Sub-Account

  Putnam VT High Yield - Class IB Sub-Account

  Putnam VT International Equity - Class IB Sub-Account

  Putnam VT Investors - Class IB Sub-Account

  Putnam VT New Value - Class IB Sub-Account

  Putnam VT Research - Class IB Sub-Account(4)

  Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account

  Putnam VT Utilities Growth and Income - Class IB Sub-Account (4)

  Putnam VT Voyager - Class IB Sub-Account

  Van Kampen LIT Comstock, Class II Sub-Account

  Van Kampen LIT Growth and Income, Class II Sub-Account

  Van Kampen UIF Equity and Income, Class II Sub-Account (3)

  Van Kampen UIF Equity Growth, Class I Sub-Account (3)

  Van Kampen UIF Equity Growth, Class II Sub-Account (1)(3)

  Van Kampen UIF Global Franchise, Class II Sub-Account (3)

  Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account (3)

  Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (1)(3)


                                 66  PROSPECTUS

  Van Kampen UIF U.S. Real Estate, Class II Sub-Account (3)

EXCLUDED VARIABLE SUB-ACCOUNTS. Currently, none of the following Variable Sub-Accounts are available to support variable income payments.

  Fidelity VIP Growth Stock - Service Class 2 Sub-Account

  FTVIP Templeton Developing Markets Securities - Class 2 Sub-Account

  Oppenheimer MidCap/VA - Service Shares Sub-Account

  Putnam VT Health Sciences - Class IB Sub-Account (4)

  Putnam VT New Opportunities - Class IB Sub-Account (4)

  Putnam VT Vista - Class IB Sub-Account

  Van Kampen LIT Aggressive Growth, Class II Sub-Account (2)

  Van Kampen LIT Strategic Growth, Class II Sub-Account

  Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (3)

  Van Kampen UIF Mid Cap Growth, Class II Sub-Account (3)

  Van Kampen UIF Small Company Growth, Class II Sub-Account (3)



(1)Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of the Contracts issued prior to May 1, 2004, may only invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

(2) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II was closed to new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio, you may continue your investment.*

(3)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account, and the Putnam VT Utilities Growth and Income - Class IB Sub-Account closed to new investments.*

* AS NOTED ABOVE, CERTAIN VARIABLE SUB-ACCOUNTS ARE CLOSED TO NEW INVESTMENTS. IF YOU INVESTED IN THESE VARIABLE SUB-ACCOUNTS PRIOR TO THE EFFECTIVE CLOSE
DATE, YOU MAY CONTINUE YOUR INVESTMENTS. IF YOU CHOOSE TO ADD THE INCOME PROTECTION BENEFIT OPTION ON OR AFTER THE EFFECTIVE CLOSE DATE, YOU MUST TRANSFER ANY PORTION OF YOUR CONTRACT VALUE THAT IS ALLOCATED TO THESE VARIABLE SUB-ACCOUNTS TO ANY OF THE REMAINING VARIABLE SUB-ACCOUNTS AVAILABLE WITH THE INCOME PROTECTION BENEFIT OPTION PRIOR TO ADDING IT TO YOUR CONTRACT.

You must use quarterly Automatic Portfolio Rebalancing to meet our Income Protection Diversification Requirement. On the date of each rebalancing, we will reallocate the amount of the assets supporting your variable income payments according to the rebalancing percentages you have selected, subject to the then current restrictions and exclusions in effect. We expect that the restrictions and exclusions for each category will change from time to time. Any change in these restrictions and exclusions will become effective no later than the next regularly scheduled rebalancing of your Variable Sub-Account choices on or immediately after the date of change.

The Income Protection Diversification Requirement is based on a model. We may use a model developed and maintained by us or we may elect to use a model developed or provided by an independent third party. We will notify you at least 30 days before we make any change to our Income Protection Diversification Requirement.

We may determine which Variable Sub-Accounts are eligible for each category or we may elect to follow the recommendations of an independent third party. We may at any time make new determinations as to which Variable Sub-Accounts are unrestricted, restricted or excluded. We may do so for a variety of reasons including, but not limited to, a change in the investment objectives or policies of a Portfolio, or the failure, in our sole determination, of such Portfolio to invest in accordance with its stated investment objective or policies.

Transfers made for purposes of meeting the Income Protection Diversification Requirement will not count towards the number of free transfers you may make each Contract Year. See "Investment Alternatives: Transfers," above, for additional information.

We believe the TrueReturn Option complies with Individual Retirement Annuity
(IRA) requirements regarding enhanced benefits. We are filing the TrueReturn Option for prototype approval with the IRS.


FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. The guaranteed income payment amounts will change if the frequency of payments or the length of the payment period changes.


                                 67  PROSPECTUS

We calculate the fixed income payments by applying the portion of the Contract Value you specify, less applicable taxes, to fixed income payments, to the greater of (a) the appropriate income payment factor for the selected Income Plan from the Income Payment Table in your Contract or (b) such other income payment factor as we are offering on the Payout Start Date.

We may defer your request to make a withdrawal from fixed income payments for a period of up to 6 months or whatever shorter time state law may require. If we defer payments for 10 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

RETIREMENT INCOME GUARANTEE OPTIONS Effective January 1, 2004, we ceased offering the Retirement Income Guarantee Options ("RIG 1" and "RIG 2"). If you added a Retirement Income Guarantee Option to your Contract prior to January 1, 2004, your Option will continue to apply to your Contract. Also, effective January 1, 2004, we discontinued the Trade-In Program. If you previously elected a RIG Option, you may cancel your RIG 1 or RIG 2 Option during the 60-day period following your next 3rd Contract Anniversary after January 1, 2004. If you do not cancel the Option during this 60-day period, you will not be permitted to cancel it later. Please check with your sales representative for details.

The following describes the Retirement Income Guarantee Options for Contract Owners who elected the Option prior to January 1, 2004.

RIG 1 provides a benefit that is based on a guaranteed interest accumulation.
 RIG 2 provides a benefit that is based on the greater of a guaranteed interest accumulation or a maximum anniversary value. Each option is described in more detail below.

We refer to the issue date of the option as the "RIDER DATE." You may add only one Retirement Income Guarantee Option to your Contract. The oldest Contract Owner and oldest Annuitant must be age 75 or younger on the Rider Application Date. Once you add a rider to your Contract, it may not be cancelled except during the 60-day period following the next 3/RD/ Contract Anniversary after January 1, 2004, as described above.

WE RESERVE THE RIGHT TO IMPOSE LIMITATIONS ON THE INVESTMENT ALTERNATIVES IN WHICH YOU MAY INVEST AS A CONDITION OF THESE OPTIONS. THESE RESTRICTIONS MAY INCLUDE, BUT ARE NOT LIMITED TO, MAXIMUM INVESTMENT LIMITS ON CERTAIN INVESTMENT ALTERNATIVES, EXCLUSION OF CERTAIN INVESTMENT ALTERNATIVES, REQUIRED MINIMUM ALLOCATIONS TO CERTAIN VARIABLE SUB-ACCOUNTS AND/OR THE REQUIRED USE OF AUTOMATIC PORTFOLIO REBALANCING. CURRENTLY, NO SUCH RESTRICTIONS ARE BEING IMPOSED.

For each option, an "INCOME BASE" is calculated, which is used only for the purpose of calculating the "GUARANTEED RETIREMENT INCOME BENEFIT" and the appropriate "RIDER FEE," all defined below. The Income Base does not provide a Contract Value or guarantee performance of any investment option. The Income Base for RIG 1 and RIG 2 are described in more detail below.

You may apply the Income Base less applicable taxes to an Income Plan on the Payout Start Date and receive the Guaranteed Retirement Income Benefit if all of the following conditions are satisfied:

.. The Payout Start Date must be on or after the 10/th/ Contract Anniversary of the Rider Date.

.. The Payout Start Date must occur during the 30-day period following a Contract
  Anniversary.

.. The oldest Annuitant must be age 90 or younger as of the Payout Start Date.

.. You must select Fixed Amount Income Payments only.

.. You must select Income Plan 1 or 2, with a Guaranteed Payment Period of at least:

  . 120 months, if the youngest Annuitant is age 80 or younger as of the Payout Start Date; or

  . 60 months, if the youngest Annuitant is older than age 80 as of the Payout Start Date.

The "GUARANTEED RETIREMENT INCOME BENEFIT" is determined by applying the Income Base, less any applicable taxes, to the appropriate monthly income payment factor shown in the Income Payment Tables in your Contract for the selected Income Plan.

If a different payment frequency (quarterly, semi-annual, or annual) or different Income Plan is selected , an income payment factor for the selected payment frequency and Income Plan is determined on the same mortality and interest rate basis as the Income Payment Tables shown in your Contract.

On the Payout Start Date, the income payments for the selected Income Plan will be the greater of:

.. The Guaranteed Retirement Income Benefit; or

.. For fixed income payments, the Contract Value, less any applicable taxes is applied to the greater of: the appropriate income payment factor for the selected Income Plan from the income payment tables in your Contract, or an income payment factor for the selected Income Plan that we are offering on the Payout Start Date.

We assess an annual Rider Fee if you selected one of the Retirement Income Guarantee Options. The Rider Fee is deducted on each Contract Anniversary on a pro rata basis from each of the Variable Sub-Accounts in which your Contract Value is invested on that date. The Rider Fee will decrease the number of Accumulation Units in each Variable Sub-Account. The Rider Fee is deducted only during the Accumulation Phase of the Contract. For the first Contract Anniversary following the Rider Date, the Rider Fee will be prorated to cover the period between the Rider Date and the first Contract Anniversary after the Rider Date. In the case of a full


                                 68  PROSPECTUS
withdrawal of the Contract Value, the Rider Fee is prorated to cover the period between the Contract Anniversary immediately prior to the withdrawal and the date of the withdrawal.

The Rider Fee for RIG 1 is 0.40% of the Income Base on each Contract Anniversary. The Rider Fee for the RIG 2 is 0.55% of the Income Base on each Contract Anniversary.

These options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:

.. The date the Contract is terminated;

.. If the Contract is not continued in the Accumulation Phase under either the Death of Owner or Death of Annuitant provisions of the Contract. The option will terminate on the date we determine the Death Proceeds;

.. The Payout Start Date; or

.. You elect to cancel your RIG 1 or RIG 2 Option during the 60-day period following the next 3/RD/ Contract Anniversary after January 1, 2004 (since we discontinued offering the Trade-In Program as of that date).

Otherwise, the options may not be terminated or cancelled.

We believe the TrueReturn Option complies with Individual Retirement Annuity
(IRA) requirements regarding enhanced benefits. We are filing the TrueReturn Option for prototype approval with the IRS.


CALCULATION OF INCOME BASE.
On the Rider Date, the "RIG 1 INCOME BASE" is equal to the Contract Value. The RIG 1 Income Base, plus purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) made after the Rider Date and less RIG 1 withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year, subject to the "CAP" defined below. This accumulation will continue until the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first. After the 5% interest accumulation ends, the RIG 1 Income Base will continue to be increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) and reduced by RIG 1 withdrawal adjustments for withdrawals until the option terminates. The "RIG 1 WITHDRAWAL ADJUSTMENT" is defined below.

The RIG 1 Income Base will not exceed a CAP equal to:

.. 200% of the Contract Value as of the Rider Date; plus

.. 200% of purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS
  CONTRACTS) made after the Rider Date, but excluding any purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) made in the 12-month period immediately prior to the Payout Start Date; minus

.. RIG 1 Withdrawal Adjustments for any withdrawals made after the Rider Date.

RIG 1 WITHDRAWAL ADJUSTMENT. Prior to the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever is earlier, the withdrawal adjustment is as follows:

.. In each Contract Year, for the portion of withdrawals that do not cumulatively exceed 5% of the RIG 1 Income Base as of the beginning of the Contract Year
  (or as of the Rider Date for the first Contract Year in which RIG 1 is added), the withdrawal adjustment is equal to the amount withdrawn (or portion thereof) multiplied by a discount factor. The discount factor is calculated using a 5% annual interest rate and the portion of the Contract Year between the withdrawal date and the end of the Contract Year. This withdrawal adjustment has the effect of reducing the RIG 1 Income Base at the end of the Contract Year by the actual amount of the withdrawal. In other words, for purposes of calculating the RIG 1 Income Base, the withdrawal is treated as if it occurred at the end of the Contract Year.

.. In each Contract Year, for the portion of withdrawals that cumulatively exceed
  5% of the RIG 1 Income Base as of the beginning of the Contract Year (or as of the Rider Date for the first Contract Year in which RIG 1 is added), the withdrawal adjustment is equal to the withdrawal amount (or portion thereof), divided by the Contract Value immediately prior to the withdrawal and reduced for the portion of withdrawals that do not cumulatively exceed 5%, and the result multiplied by the most recently calculated RIG 1 Income Base, reduced for the portion of withdrawals that do not cummulatively exceed 5%.

On or after the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or the Annuitant, all withdrawal adjustments are equal to the withdrawal amount, divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated RIG 1 Income Base.

See Appendix C for numerical examples that illustrate how the RIG 1 Withdrawal Adjustment is applied.

The "RIG 2 INCOME BASE" is defined as the greater of "INCOME BASE A" or "INCOME BASE B."

"INCOME BASE A" and its corresponding Withdrawal Adjustment are calculated in the same manner as the RIG 1 Income Base and RIG 1 Withdrawal Adjustment.

On the Rider Date, "INCOME BASE B" is equal to the Contract Value. After the Rider Date and prior to the Payout Start Date, Income Base B is recalculated each


                                 69  PROSPECTUS
time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

.. Each time a purchase payment is made, Income Base B is increased by the amount of the purchase payment (and Credit Enhancement for ALLSTATE ADVISOR PLUS CONTRACTS).

.. Each time a withdrawal is made, Income Base B is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated Income Base B.

.. On each Contract Anniversary until the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, Income Base B is equal to the greater of the Contract Value on that date or the most recently calculated Income Base B.

If no purchase payments or withdrawals are made after the Rider Date, Income Base B will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary until the earlier of the Payout Start Date or the Contract Anniversary following the 85/th/ birthday of the oldest Contact Owner or oldest Annuitant, whichever occurs first.


CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age. However, we reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is used in connection with an employment-related retirement or benefit plan you should consult with legal counsel as to whether the Contract is appropriate.


DEATH BENEFITS
--------------------------------------------------------------------------------


DEATH PROCEEDS
Under certain conditions, described below, we will pay Death Proceeds for this Contract on the death of the Contract Owner, Annuitant, or Co-Annuitant if the death occurs prior to the Payout Start Date. If the Owner or Annuitant dies after the Payout Start Date, we will pay remaining income payments as described in the "Payout Phase" section of your Contract. See "Income Payments" for more information.

We will determine the value of the Death Proceeds as of the end of the Valuation Date during which we receive the first Complete Request for Settlement the next Valuation Date, if we receive the request after 4:00 p.m. Eastern Time (3:00 p.m. Central Time). In order to be considered a "COMPLETE REQUEST FOR SETTLEMENT," a claim for distribution of the Death Proceeds must include "DUE PROOF OF DEATH" in any of the following forms of documentation:

.. A certified copy of the death certificate;

.. A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

.. Any other proof acceptable to us.

"DEATH PROCEEDS" are determined based on when we receive a Complete Request for
Settlement:

.. If we receive a Complete Request for Settlement within 180 days of the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds is equal to the "DEATH BENEFIT."

.. If we receive a Complete Request for Settlement more than 180 days after the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds are equal to the greater of the Contract Value or Settlement Value. We reserve the right to waive or extend, in a nondiscriminatory manner, the 180-day period in which the Death Proceeds will equal the Death Benefit.

Where there are multiple Beneficiaries, we will only value the Death Proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.


DEATH BENEFIT OPTIONS
In addition to the ROP Death Benefit included in your Contract, the MAV Death Benefit Option may be added to your Contract.

The SureIncome Plus Option and SureIncome For Life Option also include a death benefit option, the SureIncome Return of Premium Death Benefit ("SureIncome ROP Death Benefit.")

The amount of the Death Benefit depends on whether or not you select the MAV Death Benefit Option. You may select this optional death benefit on the issue date of your Contract or a later date, subject to issue age restrictions.

You may not add the MAV Death Benefit Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the option.

The "DEATH BENEFIT" is equal to the greatest of:

.. The Contract Value;

.. The Settlement Value;

.. The ROP Death Benefit;


                                 70  PROSPECTUS

.. The MAV Death Benefit Option (if selected); or

.. The SureIncome ROP Death Benefit.*

The "Settlement Value" is the amount that would be paid in the event of a full withdrawal of the Contract Value.

* The SureIncome ROP Death Benefit under the SureIncome For Life Option is only included in the calculation of the Death Benefit upon the death of the SureIncome Covered Life. If a Contract Owner, Annuitant or Co-Annuitant who is not the SureIncome Covered Life dies, the SureIncome ROP Death Benefit is not applicable.

The "ROP DEATH BENEFIT" is equal to the sum of all purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS), reduced by a proportional withdrawal adjustment for each withdrawal. The withdrawal adjustment is equal to the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result is multiplied by:

  The sum of all purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) made prior to the withdrawal, less any prior withdrawal adjustments.


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT OPTION.
The "MAV DEATH BENEFIT OPTION" is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.20%. We may change what we charge for this death benefit option, but it will never exceed 0.30%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.

On the date we issue the rider for this benefit ("Rider Date"), the MAV DEATH BENEFIT is equal to the Contract Value. After the Rider Date and prior to the date we determine the Death Proceeds (see "Death Proceeds", above), the MAV Death Benefit is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

.. Each time a purchase payment is made, the MAV Death Benefit is increased by the amount of the purchase payment (and Credit Enhancement for ALLSTATE ADVISOR PLUS CONTRACTS).

.. Each time a withdrawal is made, the MAV Death Benefit is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated MAV Death Benefit.

.. On each Contract Anniversary until the first Contract Anniversary following the 80/TH/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, the MAV Death Benefit is recalculated as the greater of the Contract Value on that date or the most recently calculated MAV Death Benefit.

If no purchase payments or withdrawals are made after the Rider Date, the MAV Death Benefit will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary after the Rider Date, but before the date we determine the Death Proceeds. If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 72, and if the oldest New Contract Owner and the oldest Annuitant are age 80 or younger on the date we determine the Death Proceeds, then the MAV Death Benefit Option will continue. The MAV Death Benefit will continue to be recalculated for purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS), withdrawals, and on each Contract Anniversary after the date we determine the Death Proceeds until the earlier of:

.. The first Contract Anniversary following the 80/th/ birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier. (After the 80/th/ birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier, the MAV Death Benefit will be recalculated only for purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) and withdrawals); or

.. The date we next determine the Death Proceeds.

WE RESERVE THE RIGHT TO IMPOSE LIMITATIONS ON THE INVESTMENT ALTERNATIVES IN WHICH YOU MAY INVEST AS A CONDITION OF THE MAV DEATH BENEFIT OPTION. THESE RESTRICTIONS MAY INCLUDE, BUT ARE NOT LIMITED TO, MAXIMUM INVESTMENT LIMITS ON CERTAIN INVESTMENT ALTERNATIVES, EXCLUSION OF CERTAIN INVESTMENT ALTERNATIVES, REQUIRED MINIMUM ALLOCATIONS TO CERTAIN VARIABLE SUB-ACCOUNTS AND/OR THE REQUIRED USE OF AUTOMATIC PORTFOLIO REBALANCING. CURRENTLY, NO SUCH RESTRICTIONS ARE BEING IMPOSED.

The MAV Death Benefit Option will terminate and the corresponding additional mortality and expense risk charge associated with the option will cease on the earliest of the following to occur:

.. the date the Contract is terminated;

.. if, upon the death of the Contract Owner, the Contract is continued under Option D as described in the Death of Owner section on page 72, and either the oldest New Owner or the oldest Annuitant is older than age 80 on the date we determine the Death Proceeds. The death benefit option will terminate on the date we determine the Death Proceeds;

.. if the Contract is not continued in the Accumulation Phase under either the Death of Owner or Death of Annuitant provisions of the Contract. The death


                                 71  PROSPECTUS
  benefit option will terminate on the date we determine the Death Proceeds;

.. on the date the Contract Owner (if the current Contract Owner is a living person) is changed for any reason other than death unless the New Contract Owner is a trust and the Annuitant is the current Contract Owner;

.. on the date the Contract Owner (if the current Contract Owner is a non-living person) is changed for any reason unless the New Contract Owner is a non-living person or is the current Annuitant; or

.. the Payout Start Date.

We believe the MAV Death Benefit Option complies with Individual Retirement Annuity (IRA) requirements regarding enhanced benefits. We are filing the MAV Death Benefit Option for prototype approval with the IRS.


DEATH BENEFIT PAYMENTS

DEATH OF CONTRACT OWNER
If a Contract Owner dies prior to the Payout Start Date, then the surviving Contract Owners will be "NEW CONTRACT OWNERS". If there are no surviving Contract Owners, then subject to any restrictions previously placed upon them, the Beneficiaries will be the New Contract Owners.

If there is more than one New Contract Owner taking a share of the Death Proceeds, each New Contract Owner will be treated as a separate and independent Contract Owner of his or her respective share of the Death Proceeds. Each New Contract Owner will exercise all rights related to his or her share of the Death Proceeds, including the sole right to elect one of the Option(s) below, subject to any restrictions previously placed upon the New Contract Owner. Each New Contract Owner may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the Option chosen by the original New Contract Owner.

The Options available to the New Contract Owner will be determined by the applicable following Category in which the New Contract Owner is defined. An Option will be deemed to have been chosen on the day we receive written notification in a form satisfactory to us.

NEW CONTRACT OWNER CATEGORIES


CATEGORY 1. If your spouse (or Annuitant's spouse in the case of a grantor trust-owned Contract) is the sole New Contract Owner of the entire Contract, your spouse must choose from among the death settlement Options A, B, C, D, or E described below. If he or she does not choose one of these Options, then Option D will apply.


CATEGORY 2. If the New Contract Owner is a living person who is not your spouse (or Annuitant's spouse in the case of a grantor trust-owned Contract), or there is more than one New Contract Owner, all of whom are living persons, each New Contract Owner must choose from among the death settlement Options A, B, C, or E described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.


CATEGORY 3. If there are one or more New Contract Owner(s) and at least one of the New Contract Owners is a non-living person such as a corporation or a trust, all New Contract Owners are considered to be non-living persons for purposes of the death settlement options. Each New Contract Owner must choose death settlement Option A or C described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.

The death settlement options we currently offer are:


OPTION A. The New Contract Owner may elect to receive the Death Proceeds in a lump sum.


OPTION B. The New Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death and must be payable:

.. Over the life of the New Contract Owner; or

.. For a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner; or

.. Over the life of the New Contract Owner with a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner.

OPTION C. The New Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the Putnam VT Money Market - Class IB Sub-Account unless the New Contract Owner provides other allocation instructions.

The New Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the
5-year period after the date of death.   The New Contract Owner may exercise all
rights set forth in the Transfers provision.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the New Contract Owner's Beneficiary(ies) will receive the greater of the remaining Settlement Value or the remaining Contract Value within 5 years of the date of the original Contract Owner's death.

OPTION D. The New Contract Owner may elect to continue the Contract in the Accumulation Phase. If the Contract Owner was also the Annuitant, then the New


                                 72  PROSPECTUS

Contract Owner will be the new Annuitant. This Option may only be exercised once per Contract. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date.

Unless otherwise instructed by the continuing spouse, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Date that we receive the complete request for settlement except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Putnam VT Money Market - Class IB Sub-Account.

Within 30 days after the date we determine the Death Proceeds, the New Contract Owner may make a one-time transfer of all or a portion of the excess of the Death Proceeds, if any, into any combination of Variable Sub-Accounts and the Standard Fixed Account Option without incurring a transfer fee, provided the investment alternative is available with the Contract at that time. Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in this Contract.

The New Contract Owner may make a single withdrawal of any amount within one year of the date of your death without incurring a Withdrawal Charge; however, the amount withdrawn may be subject a 10% tax penalty if the New Contract Owner is under age 591/2.


OPTION E. For Nonqualified Contracts, the New Contract Owner may elect to make withdrawals at least annually of amounts equal to the "ANNUAL REQUIRED DISTRIBUTION" calculated for each calendar year. The first such withdrawal must occur within:

.. One year of the date of death;

.. The same calendar year as the date we receive the first Complete Request for Settlement; and

.. One withdrawal frequency.

The New Contract Owner must select the withdrawal frequency (monthly, quarterly, semi-annual, or annual). Once this option is elected and frequency of withdrawals is chosen, they cannot be changed by the New Contract Owner and become irrevocable.

In the calendar year in which the Death Proceeds are determined, the ANNUAL REQUIRED DISTRIBUTION is equal to the Contract Value on the date of the first distribution divided by the "Life Expectancy" of the New Contract Owner and the result multiplied by a fraction that represents the portion of the calendar year remaining after the date of the first distribution. (The Contract Value, as of the date we receive the Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. The Contract Value on the date of the first distribution may be more or less than the Contract Value as of the date we receive the Complete Request for Settlement.) The Life Expectancy in that calendar year is equal to the life expectancy value from IRS Tables based on the age of the New Contract Owner as of his or her birthday in the same calendar year.

In any subsequent calendar year, the Annual Required Distribution is equal to the Contract Value as of December 31 of the prior year divided by the remaining Life Expectancy of the New Contract Owner. In each calendar year after the calendar year in which the first distribution occurred, the Life Expectancy of the New Contract Owner is the Life Expectancy calculated in the previous calendar year minus one (1) year. If the Life Expectancy is less than one (1), the Annual Required Distribution is equal to the Contract Value.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the scheduled withdrawals will continue to be paid to the New Contract Owner's Beneficiary(ies). The Contract Value invested in the Variable Sub-Accounts will be subject to investment risk until it is withdrawn.

We reserve the right to offer additional death settlement options.


DEATH OF ANNUITANT
If the Annuitant dies prior to the Payout Start Date, then the surviving Contract Owners will have the Options available to the New Contract Owner, determined by the applicable following category in which the New Contract Owner is defined, unless:

.. The Annuitant was also the Contract Owner, in which case the Death of Owner provisions above apply; or

.. The Contract Owner is a grantor trust not established by a business, in which case the Beneficiary(ies) will be deemed the New Contract Owners and the Death of Contract Owner provisions above will apply.

SURVIVING CONTRACT OWNER CATEGORIES


CATEGORY 1. If the Contract Owner is a living person, prior to the Annuitant's death, the Contract Owner must choose from among the death settlement Options A, B, or D described below. If the Contract Owner does not choose one of these Options, then Option D will apply.


CATEGORY 2. If the Contract Owner is a non-living person such as a corporation or a trust, the Contract Owner must choose from death settlement Options A or C described below. If the Contract Owner does not choose one of these Options, then Option C will apply.

The death settlement options we currently offer are:


OPTION A. The Contract Owner may elect to receive the Death Proceeds in a lump sum.


OPTION B. The Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described


                                 73  PROSPECTUS
above.  Such income payments must begin within one year of the date of death.

OPTION C. The Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the Putnam VT Money Market - Class IB Sub-Account unless the Contract Owner provides other allocation instructions.

The Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the 5-year period after the date of death. The Contract Owner may exercise all rights set forth in the Transfers provision.

OPTION D. The Contract Owner may elect to continue the Contract and the youngest Contract Owner will become the new Annuitant. The Contract Value of the continued Contract will not be adjusted to equal the Death Proceeds.

We reserve the right to offer additional death settlement options.

QUALIFIED CONTRACTS

The death settlement options for Qualified Plans, including IRAs, may be different to conform with the individual tax requirements of each type of Qualified Plan. Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

We believe the TrueReturn Option complies with Individual Retirement Annuity
(IRA) requirements regarding enhanced benefits. We are filing the TrueReturn Option for prototype approval with the IRS.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION AND DEATH OF CO-ANNUITANT

We offer a Spousal Protection Benefit (Co-Annuitant) Option that may be added to your Contract subject to the following conditions:

.. The individually owned Contract must be either a traditional, Roth, or Simplified Employee Pension IRA.

.. The Contract Owner's spouse must be the sole Primary Beneficiary of the Contract and will be the named Co-Annuitant.

.. The Contract Owner must be age 90 or younger on the Rider Application Date;
  and the Co-Annuitant must be age 79 or younger on the Rider Application Date.

.. On or after May 1, 2005, the Option may be added only when we issue the Contract or within 6 months of the Contract Owner's marriage. You may not add the Option to your Contract without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the Option. We may require proof of marriage in a form satisfactory to us.

Under the Spousal Protection Benefit Option, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that the "Death of Annuitant" provision does not apply on the death of the Co-Annuitant, and the latest Payout Start Date will be based solely on the Contract Owner's age.

You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept a change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it. At any time, there may be only one Co-Annuitant under your Contract.

There is an annual Rider Fee of 0.10% of the Contract Value for new Options added on or after January 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for Options added in the future. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option. For Contracts purchased on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option at any time prior to the time you elect to receive it.

The option will terminate upon the date termination is accepted by us or will terminate on the earliest of the following occurrences:

.. upon the death of the Co-Annuitant (as of the date we determine the Death
  Proceeds);

.. upon the death of the Contract Owner (as of the date we determine the Death
  Proceeds);

.. on the date the Contract is terminated;

.. on the Payout Start Date; or

.. on the date you change the beneficiary of the Contract and the change is accepted by us;

.. for options added on or after January 1, 2005, the Owner may terminate the option upon the divorce of the Owner and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us;

.. for options added prior to January 1, 2005, the Owner may terminate this option at anytime by written notice in a form satisfactory to us.

Once terminated, a new Spousal Protection Benefit (Co-Annuitant) Option cannot be added to the Contract


                                 74  PROSPECTUS
unless the last Option attached to the Contract was terminated due to divorce or a change of beneficiary.

We believe the Spousal Protection Benefit (Co-Annuitant) Option complies with Individual Retirement Annuity (IRA) requirements regarding enhanced benefits. We are filing the Spousal Protection Benefit (Co-Annuitant) Option for prototype approval with the IRS.


DEATH OF CO-ANNUITANT. If the Co-Annuitant dies prior to the Payout Start Date, subject to the following conditions, the Contract will be continued according to Option D under the "Death of Owner" provision of your Contract:

.. The Co-Annuitant must have been your legal spouse on the date of his or her death; and

.. Option D of the "Death of Owner" provision of your Contract has not previously been exercised.

The Contract may only be continued once under Option D under the "Death of Owner" provision. For a description of Option D, see the "Death of Owner" section of this prospectus.


SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS AND DEATH OF CO-ANNUITANT
We offer a Spousal Protection Benefit (Co-Annuitant) Option for certain Custodial Individual Retirement Accounts established under Code Section 408(a) that may be added to your Contract. CSP is subject to the following conditions ("CSP Conditions"):

.. The beneficially owned Contract must be a Custodial traditional IRA, Custodial
  Roth IRA, or a Custodial Simplified Employee Pension IRA.

.. The Annuitant must be the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA.

.. The Co-Annuitant must be the legal spouse of the Annuitant. Only one
  Co-Annuitant may be named.

.. The Co-Annuitant must be the sole beneficiary of the Custodial traditional
  IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA.

.. The Annuitant must be age 90 or younger on the CSP Application Date.

.. The Co-Annuitant must be age 79 or younger on the CSP Application Date.

.. On or after May 1, 2005, the CSP may be added only when we issue the Contract or within 6 months of the beneficial owner's marriage. You may not add the CSP to your Contract without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the CSP. We may require proof of marriage in a form satisfactory to us.

.. We have made no payments under any Income Plan.

.. There is an annual Rider Fee of 0.10% of the Contract Value for new Options added on or after January 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value.

Under CSP, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that:

.. The Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date.

.. The "Death of Annuitant" provision of the Contract does not apply on the death of the Co-Annuitant.

.. The Co-Annuitant is not considered the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA.

You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept a change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it. At any time, there may only be one Co-Annuitant under your Contract.

For Spousal Protection Benefit (Co-Annuitant) Options for Custodial Individual Retirement Accounts added on or after January 1, 2005, there is an annual Rider Fee of 0.10% of the Contract Value for this Option. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for Options added in the future. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option. For Contracts issued on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts at any time to new Contract Owners and to existing Contract Owners who did not elect the Option prior to the date of discontinuance.

The Owner may terminate CSP upon the divorce of the Annuitant and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us. The Owner may also terminate CSP upon a change in the beneficiary of the IRA by providing written notice and proof of the change in a form satisfactory to us. CSP will terminate upon the date termination is accepted by us or on the earliest of the following occurrences:

.. On the date CSP is terminated as described above; or

.. Upon the death of the Annuitant; or

.. Upon the death of the Co-Annuitant; or

.. On the date the Contract is terminated; or

.. On the Payout Start Date.

Once terminated, a new CSP cannot be added to the Contract unless the last option attached to the Contract


                                 75  PROSPECTUS
was terminated due to divorce or change of beneficiary of the IRA.

DEATH OF CO-ANNUITANT.  This section applies if:

.. The CSP Conditions are met.

  . The Annuitant was, at the time of the Co-Annuitant's death, the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA.

  .  We have received proof satisfactory to us that the Co-Annuitant has died.

  . The Co-Annuitant was, at the time of the Co-Annuitant's death, the sole beneficiary of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA, and

  . the Co-Annuitant was, at the time of the Co-Annuitant's death, the legal spouse of the Annuitant.

If this section applies and if the Co-Annuitant dies prior to the Payout Start Date, then, subject to the following conditions, the Contract may be continued according to Option D under the "Death of Owner" provisions under the same terms and conditions that would apply if the Co-Annuitant were the Owner of the Contract before death and the sole new Owner of the Contract were the Annuitant provided that:

.. The Co-Annuitant was the legal spouse of the Annuitant on the date of Annuitant's death.

.. The Owner does not thereafter name a new Co-Annuitant; and

.. The Owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial
  Simplified Employee Pension IRA remains the Custodian; and

.. The Contract may only be continued once.

We believe the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts complies with Individual Retirement Annuity (IRA) requirements regarding enhanced benefits. We are filing the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts for prototype approval with the IRS.


MORE INFORMATION
--------------------------------------------------------------------------------


ALLSTATE NEW YORK
Allstate New York is the issuer of the Contract. Allstate New York is a stock life insurance company organized under the laws of the State of New York. Allstate New York was incorporated in 1967 and was known as "Financial Life Insurance Company" from 1967 to 1978. From 1978 to 1984, Allstate New York was known as "PM Life Insurance Company." Since 1984 the company has been known as "Allstate Life Insurance Company of New York."

Allstate New York is currently licensed to operate in New York. Our home office is located at 100 Motor Parkway, Hauppauge, NY 11788-5107.

Allstate New York is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of the State of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by The Allstate Corporation.

Effective June 1, 2006, Allstate New York entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate New York sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Pursuant to the Agreement Allstate New York and PICA also have entered into an administrative services agreement which provides that PICA or an affiliate will administer the Variable Account and the Contracts after a transition period that may last up to two years. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.


VARIABLE ACCOUNT
Allstate New York established the Allstate Life of New York Separate Account A on December 15, 1995. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate New York.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under New York law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate New York.

The Variable Account consists of multiple Variable Sub-Accounts, each of which invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable


                                 76  PROSPECTUS

Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.


THE PORTFOLIOS

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolios at their net asset value.


VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract Owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-Account by the net asset value per share of the corresponding Portfolio. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.


CHANGES IN PORTFOLIOS. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional underlying funds. We will notify you in advance of any change.


CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The board of directors/trustees of these Portfolios monitors for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Portfolio's board of directors/trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.


THE CONTRACT
DISTRIBUTION.

Allstate Distributors, L.L.C., located at 3100 Sanders Road, Northbrook, IL 60062, is the principal underwriter and distributor of the Contract. Allstate Distributors is a wholly owned subsidiary of Allstate Life. Allstate Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc ("NASD").

Allstate Distributors does not sell Contracts directly to purchasers. Allstate Distributors enters into selling agreements with affiliated and unaffiliated broker-dealers and banks to sell the Contracts through their registered
representatives.   The broker-dealers are registered with the SEC and are NASD member firms. Their registered representatives are also licensed as insurance agents by applicable state insurance authorities and appointed as agents of Allstate New York in order to sell the Contracts. Contracts also may be sold by representatives or employees of banks that may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.

We will pay commissions to broker-dealers and banks which sell the Contracts.
 Commissions paid vary, but we may pay up to a maximum sales commission of 7.5% of total purchase payments. In addition, we may pay ongoing annual compensation of up to 1.25% of Contract Value. Individual representatives receive a portion of compensation paid to the broker-dealer or bank with which they are associated in accordance with the broker-dealer's or bank's practices. We estimate that commissions and annual compensation, when combined, will not exceed 8.5% of total purchase payments. However, commissions and annual compensation could exceed that


                                 77  PROSPECTUS
amount because ongoing annual compensation is related to Contract Value and the number of years the Contract is held.

From time to time, we pay asset-based compensation and/or marketing allowances to banks and broker-dealers. These payments vary among individual banks and broker dealers, and the asset-based payments may be up to 0.25% of Contract Value annually. These payments are intended to contribute to the promotion and marketing of the Contracts, and they vary among banks and broker-dealers. The marketing and distribution support services include but are not limited to: (1) placement of the Contracts on a list of preferred or recommended products in the bank's or broker-dealer's distribution system; (2) sales promotions with regard to the Contracts; (3) participation in sales conferences; and (4) helping to defray the costs of sales conferences and educational seminars for the bank or broker-dealer's registered representatives. A list of broker-dealers and banks that Allstate Distributors paid pursuant to such arrangements is provided in the Statement of Additional Information, which is available upon request. For a free copy, please write or call us at the address or telephone number listed on the front page of this prospectus, or go to the SEC's Web site (http://www.sec.gov).

To the extent permitted by NASD rules and other applicable laws and regulations, we may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. We may not offer the arrangements to all broker-dealers and banks and the terms of the arrangement may differ among broker-dealers and banks.

Individual registered representatives, broker-dealers, banks, and branch managers within some broker-dealers and banks participating in one of these compensation arrangements may receive greater compensation for selling the contract than for selling a different contact that is not eligible for the compensation arrangement. While we take the compensation into account when establishing contract charges, any such compensation will be paid by us or Allstate Distributors and will not result in any additional charge to you. Your registered representative can provide you with more information about the compensation arrangements that apply to the sale of the contract.

Allstate New York does not pay Allstate Distributors a commission for distribution of the Contracts. Allstate Distributors compensates its representatives who act as wholesalers, and their sales management personnel, for Contract sales. This compensation is based on a percentage of premium payments and/or a percentage of Contract Values. The underwriting agreement with Allstate Distributors provides that we will reimburse Allstate Distributors for expenses incurred in distributing the Contracts, including any liability to Contract Owners arising out of services rendered or Contracts issued.


ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. Pursuant to the Agreement, we entered into an administrative services agreement with PICA whereby, after a transition period that may last up to two years, PICA or an affiliate will provide administrative services to the Variable Account and the Contracts on our behalf.

We provide the following administrative services, among others:

.. issuance of the Contracts;

.. maintenance of Contract Owner records;

.. Contract Owner services;

.. calculation of unit values;

.. maintenance of the Variable Account; and

.. preparation of Contract Owner reports.

We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

 We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate New York no longer issues deferred annuities to employer sponsored qualified retirement plans.


LEGAL PROCEEDINGS
There are no pending legal proceedings to which the Separate Account is a party. Allstate New York is engaged from time to time in routine lawsuits, which, in management's judgment, are not likely to have a material effect, either individually or in the aggregate, on the operating results, cash flows or financial position of Allstate New York.


                                 78  PROSPECTUS

LEGAL MATTERS
LeBoeuf, Lamb, Greene & MacRae, L.L.P., Washington, D.C., has advised Allstate New York on certain federal securities law matters. All matters of New York law pertaining to the Contracts, including the validity of the Contracts and Allstate New York's right to issue such Contracts under New York insurance law, have been passed upon by Michael J. Velotta, General Counsel of Allstate New York.


                                 79  PROSPECTUS

TAXES
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE NEW YORK MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
Allstate New York is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate New York, and its operations form a part of Allstate New York, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate New York believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate New York does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate New York does not intend to make provisions for any such taxes. If Allstate New York is taxed on investment income or capital gains of the Variable Account, then Allstate New York may impose a charge against the Variable Account in order to make provision for such taxes.


TAXATION OF VARIABLE ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

.. the Contract Owner is a natural person,

.. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

.. Allstate New York is considered the owner of the Variable Account assets for federal income tax purposes.


NON-NATURAL OWNERS. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.


EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section.
 In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the beneficiary. A trust named beneficiary, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment, or 2) payment deferred up to five years from date of death.


DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate New York does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.


OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract


                                 80  PROSPECTUS
owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate New York does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.


TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.


TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.


TAXATION OF LEVEL MONTHLY VARIABLE ANNUITY PAYMENTS. You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.


WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.


DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

.. if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

.. if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

.. if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.


                                 81  PROSPECTUS

TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

.. if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

.. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.


PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or becoming totally disabled,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made under an immediate annuity, or

.. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.


PARTIAL EXCHANGES. The IRS has issued a ruling that permits partial exchanges of annuity contracts. Under this ruling, if you take a withdrawal from a receiving or relinquishing annuity contract within 24 months of the partial exchange, then special aggregation rules apply for purposes of determining the taxable amount of a distribution. The IRS has issued limited guidance on how to aggregate and report these distributions. The IRS is expected to provide further guidance; as a result, it is possible that the amount we calculate and report to the IRS as taxable could be different. Your Contract may not permit partial exchanges.


TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.


AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate New York (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


INCOME TAX WITHHOLDING
Generally, Allstate New York is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate New York is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate New York as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non--


                                 82  PROSPECTUS
resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

.. Individual Retirement Annuities (IRAs) under Code Section 408(b);

.. Roth IRAs under Code Section 408A;

.. Simplified Employee Pension (SEP IRA) under Code Section 408(k);

.. Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code Section
  408(p);

.. Tax Sheltered Annuities under Code Section 403(b);

.. Corporate and Self Employed Pension and Profit Sharing Plans under Code
  Section 401; and

.. State and Local Government and Tax-Exempt Organization Deferred Compensation
  Plans under Code Section 457.

Allstate New York reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate New York no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate New York can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Allstate New York does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.


TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED TAX QUALIFIED CONTRACT. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made to a beneficiary after the Contract Owner's death,

.. attributable to the Contract Owner being disabled, or

.. made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.


REQUIRED MINIMUM DISTRIBUTIONS. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount.
 These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract


                                 83  PROSPECTUS
satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.


THE DEATH BENEFIT AND TAX QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Allstate New York reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.


PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM TAX QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or total disability,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made after separation from service after age 55 (does not apply to IRAs),

.. made pursuant to an IRS levy,

.. made for certain medical expenses,

.. made to pay for health insurance premiums while unemployed (applies only for IRAs),

.. made for qualified higher education expenses (applies only for IRAs)

.. made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and

.. from an IRA or attributable to elective deferrals under a 401(k) plan,
    403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, and before Dec. 31, 2007, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON TAX QUALIFIED CONTRACTS. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


INCOME TAX WITHHOLDING ON TAX QUALIFIED CONTRACTS. Generally, Allstate New York is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate New York is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

.. required minimum distributions, or,

.. a series of substantially equal periodic payments made over a period of at least 10 years, or,

.. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

.. hardship distributions.


                                 84  PROSPECTUS

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate New York is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate New York as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


CHARITABLE IRA DISTRIBUTIONS. The Pension Protection Act of 2006 Included a charitable giving incentive permitting tax-free IRA distributions for charitable purposes.

For distributions in tax years beginning after 2005 and before 2008, the Act provides an exclusion from gross income, up to $100,000, for otherwise taxable IRA distributions from a traditional or Roth IRA that are qualified charitable distributions. To constitute a qualified charitable distribution, the distribution must be made (1) directly by the IRA trustee to a certain qualified charitable organizations and (2) on or after the date the IRA owner attains age
701/2.   Distributions that are excluded from income under this provision are not taken into account in determining the individual's deduction, if any, for charitable contributions.

The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements for the new income tax exclusion added by the Pension Protection Act. As a result the general rules for reporting IRA distributions apply.


INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.


ROTH INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. For distributions after 2007, the Pension Protection Act of 2006 allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. An individual with adjusted gross income (AGI) of $100,000 or more won't be able to rollover amounts from an eligible retirement plan into a Roth IRA. Please note, however, that the $100,000 AGI limit will be eliminated for tax years beginning after December 31, 2009. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL

IRAS). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract


                                 85  PROSPECTUS
in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

  (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

  (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

  (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.


SIMPLIFIED EMPLOYEE PENSION IRA. Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2002 or later, then your plan is up to date. If your plan has a revision date prior to March 2002, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.


TAX SHELTERED ANNUITIES. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

.. attains age 59 1/2,

.. severs employment,

.. dies,

.. becomes disabled, or

.. incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate New York is directed to transfer some or all of the Contract Value to another 403(b) plan.
 Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).


CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS.


Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as "H.R.10" or "Keogh"). Such retirement plans may permit the purchase of annuity contracts. Allstate New York no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under Section 401(a): a qualified plan fiduciary or an annuitant owner.

.. A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

.. An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant's spouse (if applicable), which is consistent with the


                                 86  PROSPECTUS
required IRS language for qualified plans under Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION

PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Allstate New York no longer issues annuity contracts to employer sponsored qualified retirement plans.




                                 87  PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Additions, Deletions, or Substitutions of Investments
--------------------------------------------------------------------------------
  The Contracts
--------------------------------------------------------------------------------
     Agreements with the Prudential Insurance Company of America
--------------------------------------------------------------------------------
     Purchase of Contracts
--------------------------------------------------------------------------------
     Tax-Free Exchanges (1035 Exchanges, Rollovers and Transfers)
--------------------------------------------------------------------------------
  Calculation of Accumulation Unit Values
--------------------------------------------------------------------------------
     Net Investment Factor
--------------------------------------------------------------------------------
  Calculation of Variable Income Payments
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Calculation of Annuity Unit Values
--------------------------------------------------------------------------------
  General Matters
--------------------------------------------------------------------------------
     Incontestability
--------------------------------------------------------------------------------
     Settlements
--------------------------------------------------------------------------------
     Safekeeping of the Variable Account's Assets
--------------------------------------------------------------------------------
     Tax Reserves
--------------------------------------------------------------------------------
  Experts
--------------------------------------------------------------------------------
  Financial Statements
--------------------------------------------------------------------------------








THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.


                                 88  PROSPECTUS

APPENDIX A                                                           ALLSTATE
ADVISOR CONTRACT COMPARISON CHART

            Feature                     Advisor            Advisor Plus                         Advisor Preferred
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             5-year Withdrawal  3-year Withdrawal    No Withdrawal
                                                                               Charge Option      Charge Option      Charge Option
-----------------------------------------------------------------------------------------------------------------------------------
FIXED ACCOUNT OPTIONS            - Standard Fixed       - Dollar Cost        - Dollar Cost      - Dollar Cost            None
                                 Account Option         Averaging Fixed      Averaging Fixed    Averaging Fixed
                                 with1, 3, 5,           Account Options      Account Options    Account Options
                                 and 7 year             with 3 to 12         with 3 to 12       with 3 to 12
                                 Guarantee              month                month              month
                                 Periods                Transfer Periods     Transfer Periods   Transfer Periods
                                 - Dollar Cost
                                 Averaging Fixed
                                 Account Options
                                 with 3 to 12
                                 month
                                 Transfer Periods
                                 --------------------------------------------------------------------------------------------------
CREDIT ENHANCEMENT                       None            up to 5% depending        None                None              None
                                                         on issue age and
                                                         amount of
                                                         purchase payments
-----------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE                    1.10%                 1.40%               1.40%              1.50%              1.60%
RISK CHARGE
(BASE CONTRACT)
-----------------------------------------------------------------------------------------------------------------------------------
WITHDRAWAL CHARGE                 7/ 7/ 6/ 5/ 4/ 3/ 2   8.5/ 8.5/ 8.5/ 7.5/    7/ 6/ 5/ 4/ 3          7/ 6/ 5            None
(% OF PURCHASE                                            6.5/ 5.5/ 4/2.5
PAYMENT)
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------



                                 89  PROSPECTUS

APPENDIX B                                                             EXAMPLE
OF CALCULATION OF INCOME PROTECTION BENEFIT
--------------------------------------------------------------------------------

Appendix B illustrates how we calculate the amount guaranteed under the Income Protection Benefit Option. Please remember that you are looking at an example only. Please also remember that the Income Protection Benefit Option may only be added to Income Plans 1 and/or 2, and only to those Income Plans for which you have selected variable income payments.

To illustrate the calculation of the amount guaranteed under the Income Protection Benefit Option, we assume the following:


Adjusted age of Annuitant on the Payout                        65
Start Date:
-------------------------------------------------------------------------------
Sex of Annuitant:                                            male
-------------------------------------------------------------------------------
Income Plan selected:                                           1
-------------------------------------------------------------------------------
Payment frequency:                                        monthly
Amount applied to variable income
payments under the Income Plan:                       $100,000.00





The example assumes that the withdrawal charge period has expired for all purchase payments. In accordance with the terms of the Contract, the following additional assumptions apply:

Assumed investment rate:              3%
-------------------------------------------------------------------------------
Guaranteed minimum variable income   85% of the initial variable amount income
 payment:                            value


STEP 1 - CALCULATION OF THE INITIAL VARIABLE AMOUNT INCOME VALUE:

Using the assumptions stated above, the initial monthly income payment is $5.49 per $1,000 applied to variable income payments under Income Plan 1. Therefore, the initial variable amount income value = $100,000 X $5.49/1000 = $549.00.

STEP 2 - CALCULATION OF THE AMOUNT GUARANTEED UNDER THE INCOME PROTECTION BENEFIT OPTION:

Guaranteed minimum variable income payment = 85% X initial variable amount income value = 85% X $549.00 = $466.65.

STEP 3 - ILLUSTRATION OF THE EFFECT OF THE MINIMUM PAYMENT GUARANTEE UNDER THE INCOME PROTECTION BENEFIT OPTION:

If in any month your variable income payments would fall below the amount guaranteed under the Income Protection Benefit Option, your payment for that month will equal the guaranteed minimum variable income payment. For example, you would receive $466.65 even if the amount of your monthly income payment would have been less than that as a result of declining investment experience. On the other hand, if your monthly income payment is greater than the minimum guaranteed $466.65, you would receive the greater amount.


                                 90  PROSPECTUS

APPENDIX C                                                    WITHDRAWAL
ADJUSTMENT EXAMPLE - INCOME BENEFITS*
--------------------------------------------------------------------------------

Issue Date: January 1, 2003



Initial Purchase Payment: $50,000 (For ALLSTATE ADVISOR PLUS CONTRACTS, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90))



                                                                                         Income Benefit Amount

                                                                                          -----------------5%----
                                                                                                     Roll-Up Value

                                        Beginning                Contract      Maximum    --------------------------------------
                        Type of         Contract   Transaction  Value After  Anniversary       Advisor and
      Date             Occurrence         Value      Amount     Occurrence      Value           Preferred             Plus

--------------------------------------------------------------------------------------------------------------------------------
     1/1/04                              $55,000           _      $55,000      $55,000        $      52,500       $      54,600
                  Contract Anniversary
--------------------------------------------------------------------------------------------------------------------------------
     7/1/04        Partial Withdrawal    $60,000     $15,000      $45,000      $41,250        $40,176             $40,859
--------------------------------------------------------------------------------------------------------------------------------



The following shows how we compute the adjusted income benefits in the example above. Please note that the withdrawal adjustment reduces the Maximum Anniversary Value by the same proportion as the withdrawal reduces the Contract Value. The withdrawal adjustment reduces the 5% Roll-Up Value part dollar-for-dollar and part proportionally.


                                                Advisor and Preferred     Plus
---------------------------------------------------------------------------------

MAXIMUM ANNIVERSARY
VALUE INCOME BENEFIT
---------------------------------------------------------------------------------
Partial Withdrawal               (a)                   $15,000           $15,000
Amount
---------------------------------------------------------------------------------
Contract Value
Immediately Prior to             (b)                   $60,000           $60,000
Partial Withdrawal
---------------------------------------------------------------------------------
Value of Income
Benefit Amount
Immediately Prior to             (c)                   $55,000           $55,000
Partial Withdrawal
---------------------------------------------------------------------------------
Withdrawal Adjustment       [(a)/(b)]*(c)              $13,750           $13,750
---------------------------------------------------------------------------------
Adjusted Income                                        $41,250           $41,250
Benefit
---------------------------------------------------------------------------------

5% ROLL-UP VALUE
INCOME BENEFIT
---------------------------------------------------------------------------------
Partial Withdrawal               (a)                   $15,000           $15,000
Amount
---------------------------------------------------------------------------------
STEP 1 - DOLLAR FOR
DOLLAR PORTION
---------------------------------------------------------------------------------
Contract Value
Immediately Prior to             (b)                   $60,000           $60,000
Partial Withdrawal
---------------------------------------------------------------------------------
Value of Income
Benefit Amount
Immediately Prior to
Partial Withdrawal
(assumes half years
worth of interest on
$52,500 and $54,600,             (c)                   $53,786           $55,937
respectively)
---------------------------------------------------------------------------------
Partial Withdrawal
Amount (Corridor = 5%
of Roll-Up Value on              (d)                   $ 2,625           $ 2,730
1/1/04)
---------------------------------------------------------------------------------
Dollar for Dollar
Withdrawal Adjustment
(discounted for a half
year's worth of         (e) = (d) * 1.05 ^-0.5         $ 2,562           $ 2,664
interest)
---------------------------------------------------------------------------------
Contract Value After      (b/'/) = (b) - (d)           $57,375           $57,270
Step 1
---------------------------------------------------------------------------------
Adjusted Income           (c/'/) = (c) - (e)           $51,224           $53,273
benefit After Step 1
---------------------------------------------------------------------------------
STEP 2 - PROPORTIONAL
PORTION
---------------------------------------------------------------------------------
Partial Withdrawal        (a/'/) = (a) - (d)           $12,375           $12,270
Amount
---------------------------------------------------------------------------------
Proportional              (a/'/) / (b/'/) *            $11,048           $11,414
Adjustment                      (c/'/)
---------------------------------------------------------------------------------
Contract Value After                                   $45,000           $45,000
Step 2
---------------------------------------------------------------------------------
Adjusted Income                                        $40,176           $41,859
Benefit After Step 2
---------------------------------------------------------------------------------



 * For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual income benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the ALLSTATE ADVISOR PLUS CONTRACT. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.


                                 91  PROSPECTUS

APPENDIX D                                                    WITHDRAWAL
ADJUSTMENT EXAMPLE - DEATH BENEFITS*
--------------------------------------------------------------------------------

Issue Date: January 1, 2004



Initial Purchase Payment: $50,000 (For ALLSTATE ADVISOR PLUS CONTRACTS, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90))


                                                                                Death Benefit Amount

                                                                          -------Purchase----------------------
                                                                              Payment Value

                                     Beginning                Contract    ------------------------   Maximum
                  Type of            Contract   Transaction  Value After  Advisor and              Anniversary
 Date            Occurrence            Value      Amount     Occurrence    Preferred      Plus        Value

---------------------------------------------------------------------------------------------------------------
1/1/05      Contract Anniversary      $55,000           _      $55,000      $50,000     $52,000      $55,000
---------------------------------------------------------------------------------------------------------------
7/1/05       Partial Withdrawal       $60,000     $15,000      $45,000      $37,500     $39,000      $41,250
---------------------------------------------------------------------------------------------------------------



The following shows how we compute the adjusted death benefits in the example above. Please note that the withdrawal adjustment reduces the Purchase Payment Value and the Maximum Anniversary Value by the same proportion as the withdrawal reduces the Contract Value.

                                                         Advisor and
                                                          Preferred     Plus
-------------------------------------------------------------------------------
PURCHASE PAYMENT VALUE DEATH BENEFIT
-------------------------------------------------------------------------------
Partial Withdrawal Amount               (a)                $15,000     $15,000
-------------------------------------------------------------------------------
Contract Value Immediately Prior to     (b)                $60,000     $60,000
Partial Withdrawal
-------------------------------------------------------------------------------
Value of Death Benefit Amount
Immediately Prior to Partial            (c)                $50,000     $52,000
Withdrawal
-------------------------------------------------------------------------------
Withdrawal Adjustment                   [(a)/(b)] * (c)
-------------------------------------------------------------------------------
Adjusted Death Benefit                                     $37,500     $39,000
-------------------------------------------------------------------------------

MAV DEATH BENEFIT
-------------------------------------------------------------------------------
Partial Withdrawal Amount               (a)                $15,000     $15,000
-------------------------------------------------------------------------------
Contract Value Immediately Prior to     (b)                $60,000     $60,000
Partial Withdrawal
-------------------------------------------------------------------------------
Value of Death Benefit Amount
Immediately Prior to Partial            (c)                $55,000     $55,000
Withdrawal
-------------------------------------------------------------------------------
Withdrawal Adjustment                   [(a)/(b)]*(c)      $13,750     $13,750
-------------------------------------------------------------------------------
Adjusted Death Benefit                                     $41,250     $41,250
-------------------------------------------------------------------------------



 * For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the ALLSTATE ADVISOR PLUS CONTRACT. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.


                                 92  PROSPECTUS

APPENDIX E - WITHDRAWAL ADJUSTMENT EXAMPLE - TRUERETURN ACCUMULATION BENEFIT*
--------------------------------------------------------------------------------

Issue Date: January 2, 2004



Initial Purchase Payment: $50,000 (For ALLSTATE ADVISOR PLUS CONTRACTS, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90))

Initial Benefit Base: $50,000 for ALLSTATE ADVISOR AND ALLSTATE ADVISOR PREFERRED CONTRACTS, $52,000 for ALLSTATE ADVISOR PLUS CONTRACTS (assuming issue age 85 or younger)


                                                                          Benefit Base
                                                                      ----------------------
                                 Beginning                Contract
                Type of          Contract   Transaction  Value After  Advisor and
 Date          Occurrence          Value      Amount     Occurrence    Preferred     Plus
--------------------------------------------------------------------------------------------
1/2/05    Contract Anniversary    $55,000           _      $55,000      $50,000     $52,000
--------------------------------------------------------------------------------------------
7/2/05     Partial Withdrawal     $60,000     $15,000      $45,000      $37,500     $39,000
--------------------------------------------------------------------------------------------



The following shows how we compute the adjusted Benefit Bases in the example above. Please note that the withdrawal reduces the Benefit Base by the same proportion as the withdrawal reduces the Contract Value.

                                                                         Advisor and
                                                                          Preferred     Plus
-----------------------------------------------------------------------------------------------
BENEFIT BASE
-----------------------------------------------------------------------------------------------
Partial Withdrawal Amount                               (a)                $15,000     $15,000
-----------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal  (b)                $60,000     $60,000
-----------------------------------------------------------------------------------------------
Value of Benefit Base Immediately Prior to Partial      (c)                $50,000     $52,000
Withdrawal
-----------------------------------------------------------------------------------------------
Withdrawal Adjustment                                   [(a)/(b)] * (c)
-----------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                     $37,500     $39,000
-----------------------------------------------------------------------------------------------



* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values, net of applicable fees and charges for all Contracts. Actual Contract Values will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the ALLSTATE ADVISOR PLUS CONTRACT. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.


                                 93  PROSPECTUS

APPENDIX F - SUREINCOME WITHDRAWAL BENEFIT OPTION CALCULATION EXAMPLES
--------------------------------------------------------------------------------

Example 1:  Assume you purchase an Allstate Variable Annuity contract with a
----------
$100,000 initial purchase payment and add the SureIncome Option at issue.

Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.

Your Benefit Payment is $8,000, which is 8% of your initial purchase payment.

Your Benefit Payment Remaining for this Benefit Year is $8,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.

Example 2:  Assume Example 1 is continued and an additional purchase payment of
----------
$40,000 is made in the first Benefit Year.

The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $11,200, which is your prior Benefit Payment
 ($8,000) plus 8% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $11,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($8,000) plus 8% of your additional purchase payment ($40,000).

Example 3:  Assume Example 1 is continued and a withdrawal of $8,000 is made
----------
during the first Benefit Year.

The Benefit Base is reduced to $92,000, which is your prior Benefit Base ($100,000) less your withdrawal ($8,000).

The Benefit Payment is unchanged and remains $8,000.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($8,000) less your withdrawal ($8,000).

Example 4:  Assume example 1 is continued and a withdrawal of $25,000 is made
----------
during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000)=$75,000.

The Benefit Payment remains $8,000, determined by the following calculation: the lesser of ($8,000) and (8% X ($130,000-$25,000))=$8,000

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.

Example 5:  Assume example 3 is continued and an additional withdrawal of $5,000
----------
is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000)=$55,000.

The Benefit Payment is reduced to $4,400, determined by the following formula: the lesser of ($8,000) and ((8% X ($60,000-$5,000))=$4,400.

The Benefit Payment Remaining is unchanged at $0.

Example 6: Assume example 5 is continued and an additional Purchase Payment of
----------
40,000 is made in the same year (the first Benefit Year).

The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $7,600, which is your prior Benefit Payment
 ($4,400) plus 8% of your additional purchase payment ($40,000).

 The Benefit Payment Remaining is increased to $3,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 8% of your additional purchase payment ($40,000).


                                 94  PROSPECTUS

Example 7: Assume example 6 is continued and an additional withdrawal of $3,200
----------
is taken in the same year (the first Benefit Year).

The Benefit Base is reduced to $91,800, which is your prior Benefit Base ($95,000) less your withdrawal ($3,200).

The Benefit Payment is unchanged and remains $7,600.

The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($3,200) less your withdrawal ($3,200).


                                 95  PROSPECTUS

APPENDIX G- SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION CALCULATION EXAMPLES
--------------------------------------------------------------------------------

Example 1:  Assume you purchase an Allstate Advisor contract with a $100,000
----------
initial purchase payment and add the SureIncome Plus Option at issue.



Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.

Your SureIncome ROP Death Benefit is $100,000, which is your initial purchase payment of $100,000.

Your Benefit Payment is $8,000, which is 8% of your initial purchase payment.

Your Benefit Payment Remaining for this Benefit Year is $8,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.



Example 2:  Assume Example 1 is continued and an additional purchase payment of
----------
$40,000 is made in the first Benefit Year.



The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $140,000, which is your prior SureIncome ROP Death Benefit ($100,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $11,200, which is your prior Benefit Payment
 ($8,000) plus 8% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $11,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($8,000) plus 8% of your additional purchase payment ($40,000).



Example 3:  Assume Example 1 is continued and a withdrawal of $8,000 is made
----------
during the first Benefit Year.



The Benefit Base is reduced to $92,000, which is your prior Benefit Base ($100,000) less your withdrawal ($8,000).

The SureIncome ROP Death Benefit is reduced to $92,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($8,000).

The Benefit Payment is unchanged and remains $8,000.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($8,000) less your withdrawal ($8,000).



Example 4:  Assume Example 1 is continued and a withdrawal of $25,000 is made
----------
during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.



The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000)=$75,000.

The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000)=$75,000.

The Benefit Payment remains $8,000, determined by the following calculation: the lesser of ($8,000) and (8% X ($130,000-$25,000))=$8,000

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.


                                 96  PROSPECTUS

Example 5:  Assume Example 3 is continued and an additional withdrawal of $5,000
----------
is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.



The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000)=$55,000.

The SureIncome ROP Death Benefit is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000)=$55,000.

The Benefit Payment is reduced to $4,400, determined by the following formula: the lesser of ($8,000) and ((8% X ($60,000-$5,000))=$4,400.

The Benefit Payment Remaining is unchanged at $0.



Example 6:  Assume Example 5 is continued and an additional Purchase Payment of
----------
40,000 is made in the same year (the first Benefit Year).



The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $95,000, which is your prior SureIncome ROP Death Benefit ($55,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $7,600, which is your prior Benefit Payment
 ($4,400) plus 8% of your additional purchase payment ($40,000).

 The Benefit Payment Remaining is increased to $3,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 8% of your additional purchase payment ($40,000).



Example 7:  Assume Example 6 is continued and an additional withdrawal of $3,200
----------
is taken in the same year (the first Benefit Year).



The Benefit Base is reduced to $91,800, which is your prior Benefit Base ($95,000) less your withdrawal ($3,200).

The SureIncome ROP Death Benefit is reduced to $91,800, which is your prior SureIncome ROP Death Benefit ($95,000) less your withdrawal ($3,200).

The Benefit Payment is unchanged, because the amount withdrawn does not exceed the Benefit Payment Remaining, and remains $7,600.

The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($3,200) less your withdrawal ($3,200).



Example 8:  Assume Example 1 is continued and on the first Contract Anniversary
----------
the Contract Value prior to deduction of annual fees is $160,000.



The SureIncome Plus Option Fee is $650, which is 0.65% X the Benefit Base ($100,000) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $159,350, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome Plus Option Fee is the only annual fee applicable).

The Benefit Base is increased to $159,350, which is the greater of your current Benefit Base ($100,000) and the final Contract Value on the Contract Anniversary ($159,350).


                                 97  PROSPECTUS

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is increased to $12,748, which is the greater of your current Benefit Payment ($8,000) and 8% X the final Contract Value on the Contract Anniversary ($159,350).

The Benefit Payment Remaining is updated to $12,748, which is the Benefit Payment on the Contract Anniversary.



Example 9:  Assume Example 8 is continued, no withdrawals or purchase payments
----------
are applied during the second Contract Year and on the second Contract Anniversary the Contract Value prior to deduction of annual fees is $60,000.



The SureIncome Plus Option Fee is $1,035.78, which is 0.65% X the Benefit Base ($159,350) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $58,964.22, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome Plus Option Fee is the only annual fee applicable).

The Benefit Base remains $159,350, which is the greater of your current Benefit Base ($159,350) and the final Contract Value on the Contract Anniversary ($58,964.22).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is remains $12,748, which is the greater of your current Benefit Payment $12,748 and 8% X the final Contract Value on the Contract Anniversary ($58,964.22).

The Benefit Payment Remaining is updated to $12,748, which is the Benefit Payment on the Contract Anniversary.


                                 98  PROSPECTUS

APPENDIX H- SUREINCOME FOR LIFE WITHDRAWAL BENEFIT OPTION CALCULATION EXAMPLES
--------------------------------------------------------------------------------

Example 1:  Assume you purchase an Allstate Advisor contract with $100,000
----------
initial purchase payment, are attained age 55 at issue, and add the SureIncome For Life Option at issue (you are the SureIncome Covered Life).



Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.

Your SureIncome ROP Death Benefit is $100,000, which is your initial purchase payment of $100,000.

Your Benefit Payment is $4,000, which is 4% of your initial purchase payment.

Your Benefit Payment Remaining for this Benefit Year is $4,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.



Note: The Benefit Payment remains $4,000 until you turn age 60 (as long as the Contract Value on any of the prior Contract Anniversaries have not caused any of the guarantees under the Option to be updated). At that point, if no withdrawals have been taken, your Benefit Payment & Benefit Payment Remaining are updated to 5% X current Benefit Base ($5,000 = 5% X $100,000, assuming your Benefit Base is still $100,000).



Example 2:  Assume Example 1 is continued and an additional purchase payment of
----------
$40,000 is made in the first Benefit Year.



The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $140,000, which is your prior SureIncome ROP Death Benefit ($100,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $5,600, which is your prior Benefit Payment
 ($4,000) plus 4% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $5,600, which is your prior Benefit Payment Remaining ($4,000) plus 4% of your additional purchase payment ($40,000).



Note: The Benefit Payment remains $5,600 until you turn age 60 (for the purposes of this example it is assumed the maximum anniversary value on any of the prior Contract Anniversaries has not increased the Benefit Payment). At that point, if no withdrawals have been taken, your Benefit Payment & Benefit Payment Remaining are updated to 5% X current Benefit Base ($7,000 = 5% X $140,000, assuming your Benefit Base is still $140,000).



Example 3a:  Assume Example 1 is continued and the first withdrawal, equal to
-----------
$4,000, is made during the first Benefit Year.



The Benefit Base is reduced to $96,000, which is your prior Benefit Base ($100,000) less your withdrawal ($4,000).

The SureIncome ROP Death Benefit is reduced to $96,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($4,000).

The Benefit Payment is unchanged and remains $4,000.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($4,000) less your withdrawal ($4,000).



Note: The Withdrawal Benefit Factor is locked at 4% because the age at first withdrawal is age 55.


                                 99  PROSPECTUS

Example 3b:  Assume Example 1 is continued and the first withdrawal, equal to
-----------
$5,000, is made during the sixth Benefit Year and you have attained age 60 (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries).



The Benefit Base is reduced to $95,000, which is your prior Benefit Base ($100,000) less your withdrawal ($5,000).

The SureIncome ROP Death Benefit is reduced to $95,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($5,000).

Because the first withdrawal occurs at attained age 60, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 5% X current Benefit Base (5% X $100,000 = $5,000).

The Benefit Payment remains $5,000 after withdrawal.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($5,000) less your withdrawal ($5,000).



Note: The Withdrawal Benefit Factor is locked at 5% because the age at first withdrawal is age 60.



Example 3c:  Assume Example 1 is continued and the first withdrawal, equal to
-----------
$6,000, is made during the sixteenth Benefit Year and you have attained age 70 (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries).



The Benefit Base is reduced to $94,000, which is your prior Benefit Base ($100,000) less your withdrawal ($6,000).

The SureIncome ROP Death Benefit is reduced to $94,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($6,000).

Because the first withdrawal occurs at attained age 70, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 6% X current Benefit Base (6% X $100,000 = $6,000).

The Benefit Payment remains $6,000 after withdrawal.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($6,000) less your withdrawal ($6,000).



Note: The Withdrawal Benefit Factor is locked at 6% because the age at first withdrawal is age 70.



Example 4a:  Assume Example 1 is continued and a withdrawal of $25,000 is made
-----------
during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.



The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000)=$75,000.

The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000)=$75,000.

The Benefit Payment is reduced to $3,000, determined by the following calculation: the lesser of ($4,000) and (4% X $75,000)=$3,000.

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.



Note: The Withdrawal Benefit Factor is locked at 4% because the age at first withdrawal is age 55.


                                100  PROSPECTUS

Example 4b:  Assume Example 1 is continued and a withdrawal of $25,000 is made
-----------
during the sixth Benefit Year (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries).
 Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.



The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000)=$75,000.

The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000)=$75,000.

Because the first withdrawal occurs at attained age 60, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 5% X current Benefit Base prior to the withdrawal (5% X $100,000 = $5,000).

The Benefit Payment is reduced to $3,750, determined by the following calculation: the lesser of ($5,000) and (5% X $75,000)=$3,750.

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.



Note: The Withdrawal Benefit Factor is locked at 5% because the age at first withdrawal is age 60.



Example 5:  Assume Example 3a is continued and an additional withdrawal of
----------
$5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.



The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($96,000 - $5,000)=$55,000.

The SureIncome ROP Death Benefit is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($96,000 - $5,000)=$55,000.

The Benefit Payment is reduced to $2,200, determined by the following formula: the lesser of ($4,000) and (4% X $55,000)=$2,200.



Example 6:  Assume Example 5 is continued and an additional Purchase Payment of
----------
40,000 is made in the same year (the first Benefit Year).



The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $95,000, which is your prior SureIncome ROP Death Benefit ($55,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $3,800, which is your prior Benefit Payment
 ($2,200) plus 4% of your additional purchase payment ($40,000).

 The Benefit Payment Remaining is increased to $1,600, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 4% of your additional purchase payment ($40,000).



Example 7: Assume Example 6 is continued and an additional withdrawal of $1,600
----------
is taken in the same year (the first Benefit Year).




                                101  PROSPECTUS

The Benefit Base is reduced to $93,400, which is your prior Benefit Base ($95,000) less your withdrawal ($1,600).

The SureIncome ROP Death Benefit is reduced to $93,400, which is your prior SureIncome ROP Death Benefit ($95,000) less your withdrawal ($1,600).

The Benefit Payment is unchanged and remains $3,800.

The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($1,600) less your withdrawal ($1,600).



Example 8:  Assume Example 1 is continued and on the first Contract Anniversary
----------
the Contract Value prior to deduction of annual fees is $160,000.



The SureIncome For Life Option Fee is $650, which is 0.65% X the Benefit Base ($100,000) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $159,350, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome For Life Option Fee is the only annual fee applicable).

The Benefit Base is increased to $159,350, which is the greater of your current Benefit Base ($100,000) and the final Contract Value on the Contract Anniversary ($159,350).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is increased to $6,374, which is the greater of your current Benefit Payment ($4,000) and 4% of the final Contract Value on the Contract Anniversary ($159,350).

The Benefit Payment Remaining is updated to $6,374, which is the Benefit Payment on the Contract Anniversary.



Note: The Benefit Payment remains $6,374 until you turn age 60 (as long as the Contract Values on any of the prior Contract Anniversaries have not caused any of the guarantees under the Option to be updated). At that point, if no withdrawals have been taken, your Benefit Payment and Benefit Payment Remaining are updated to 5% X current Benefit Base ($7,967.50 = 5% X $159,350, assuming your Benefit Base is still $159,350).



Example 9:  Assume Example 8 is continued, no withdrawals or purchase payments
----------
are applied during the second Contract Year and on the second Contract Anniversary the Contract Value prior to deduction of annual fees is $60,000.



The SureIncome For Life Option Fee is $1,035.78, which is 0.65% X the Benefit Base ($159,350) prior to updating for the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $58,964.22, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome For Life Option Fee is the only annual fee applicable).

The Benefit Base is remains $159,350, which is the greater of your current Benefit Base ($159,350) and the final Contract Value on the Contract Anniversary ($58,964.22).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is remains $6,374, which is the greater of your current Benefit Payment $6,374 and 4% X the final Contract Value on the Contract Anniversary ($58,964.22).

The Benefit Payment Remaining is updated to $6,374, which is the Benefit Payment on the Contract Anniversary.


                                102  PROSPECTUS

APPENDIX I- ACCUMULATION UNIT VALUES
ALLSTATE ADVISOR CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (BASIC CONTRACT)
--------------------------------------------------------------------------------


 For the Years Beginning January 1         2003      2004      2005       2006
  * and Ending December 31,
-------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R)  - SERVICE
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning          --        --        --   $ 10.000
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --        --        --   $ 10.291
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --        --        --     33,214
 Period
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2010 - SERVICE
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning          --        --        --   $ 10.000
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --        --        --   $ 10.483
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --        --        --      8,203
 Period
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2020 - SERVICE
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning          --        --        --   $ 10.000
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --        --        --   $ 10.513
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --        --        --     14,234
 Period
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2030 - SERVICE
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning          --        --        --   $ 10.000
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --        --        --   $ 10.522
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --        --        --     27,421
 Period
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM INCOME - SERVICE
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning          --        --        --   $ 10.000
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --        --        --   $ 10.373
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --        --        --     10,304
 Period
-------------------------------------------------------------------------------
FIDELITY VIP GROWTH STOCK - SERVICE
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning          --        --        --   $ 10.000
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --        --        --   $  9.766
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --        --        --          0
 Period
-------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 - SERVICE
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning          --        --        --   $ 10.000
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --        --        --   $ 10.846
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --        --        --     10,210
 Period
-------------------------------------------------------------------------------
FIDELITY VIP MID CAP - SERVICE CLASS
2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning          --        --        --   $ 10.000
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --        --        --   $  9.899
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --        --        --     14,280
 Period
-------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME
SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $ 10.740  $ 13.475  $ 14.713   $ 15.034
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $ 13.475  $ 14.713  $ 15.034   $ 17.328
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     58,990   204,875   249,220    249,784
 Period
-------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES -
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning          --  $ 10.000  $ 11.263   $ 11.297
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --  $ 11.263  $ 11.297   $ 13.185
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --    90,650   352,987    485,892
 Period
-------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH
SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning          --  $ 10.000  $ 10.533   $ 10.508
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --  $ 10.533  $ 10.508   $ 11.503
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --    15,224   226,041    454,993
 Period
-------------------------------------------------------------------------------

                                 103 PROSPECTUS

FTVIP FRANKLIN SMALL CAP VALUE
SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $ 11.082  $ 14.653  $ 17.899   $ 19.217
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $ 14.653  $ 17.899  $ 19.217   $ 22.191
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     20,758    73,560   121,469    148,755
 Period
-------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT -
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning          --  $ 10.000  $ 10.274   $ 10.385
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --  $ 10.274  $ 10.385   $ 10.664
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --    61,845   142,464    154,245
 Period
-------------------------------------------------------------------------------
FTVIP MUTUAL DISCOVERY SECURITIES -
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning          --        --        --   $ 10.000
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --        --        --   $ 11.041
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --        --        --     26,169
 Period
-------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES -
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $ 10.640  $ 12.765  $ 14.192   $ 15.488
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $ 12.765  $ 14.192  $ 15.488   $ 18.099
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     34,079   195,876   258,478    313,456
 Period
-------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS
SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $ 11.720  $ 16.979  $ 20.902   $ 26.292
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $ 16.979  $ 20.902  $ 26.292   $ 33.244
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      3,105    13,956    39,080     58,176
 Period
-------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES -
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $ 10.417  $ 13.683  $ 16.009   $ 17.410
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $ 13.683  $ 16.009  $ 17.410   $ 20.872
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     16,509    75,252   152,336    256,226
 Period
-------------------------------------------------------------------------------
LORD ABBETT SERIES - ALL VALUE
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning          --  $ 10.000  $ 10.920   $ 11.529
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --  $ 10.920  $ 11.529   $ 13.047
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --     5,908    70,091     70,681
 Period
-------------------------------------------------------------------------------
LORD ABBETT SERIES - BOND-DEBENTURE
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning          --  $ 10.000  $ 10.370   $ 10.371
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --  $ 10.370  $ 10.371   $ 11.192
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --    16,840   137,358    238,359
 Period
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH AND
INCOME SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning          --  $ 10.000  $ 10.904   $ 11.114
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --  $ 10.904  $ 11.114   $ 12.866
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --     2,850    68,510    103,183
 Period
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH
OPPORTUNITIES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning          --  $ 10.000  $ 11.153   $ 11.518
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --  $ 11.153  $ 11.518   $ 12.268
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --     2,040    42,489     74,276
 Period
-------------------------------------------------------------------------------
LORD ABBETT SERIES - MID-CAP VALUE
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning          --  $ 10.000  $ 11.136   $ 11.896
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --  $ 11.136  $ 11.896   $ 13.179
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --    11,776   127,566    161,613
 Period
-------------------------------------------------------------------------------
OPPENHEIMER MIDCAP/VA - SERVICE
SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $ 10.377  $ 12.468  $ 14.698   $ 16.248
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $ 12.468  $ 14.698  $ 16.248   $ 16.472
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     14,742    39,543    69,893     73,626
 Period
-------------------------------------------------------------------------------
OPPENHEIMER BALANCED/VA - SERVICE
SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $ 10.147  $ 13.176  $ 14.280   $ 14.614
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $ 13.176  $ 14.280  $ 14.614   $ 15.992
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     17,774   106,902   171,764    164,315
 Period
-------------------------------------------------------------------------------
OPPENHEIMER CORE BOND/VA - SERVICE
SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning          --  $ 10.000  $ 10.118   $ 10.221
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --  $ 10.118  $ 10.221   $ 10.587
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --     9,042    85,100    290,016
 Period
-------------------------------------------------------------------------------

                                 104 PROSPECTUS

OPPENHEIMER CAPITAL APPRECIATION/VA -
SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $ 10.000  $ 12.323  $ 12.968   $ 13.424
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $ 12.323  $ 12.968  $ 13.424   $ 14.269
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     27,656   148,966   319,252    390,056
 Period
-------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES/VA -
SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $ 10.118  $ 14.323  $ 16.808   $ 18.924
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $ 14.323  $ 16.808  $ 18.924   $ 21.924
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     17,567    47,640    58,863     61,221
 Period
-------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME/VA - SERVICE
SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $ 11.773  $ 13.039  $ 13.995   $ 14.092
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $ 13.039  $ 13.995  $ 14.092   $ 15.194
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     10,440   131,945   314,552    212,033
 Period
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET(R)/VA -
SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $ 10.500  $ 12.713  $ 13.696   $ 14.296
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $ 12.713  $ 13.696  $ 14.296   $ 16.195
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     43,584   255,471   439,401    531,790
 Period
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL
CAP(R)/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $ 10.751  $ 14.755  $ 17.358   $ 18.799
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $ 14.755  $ 17.358  $ 18.799   $ 21.278
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     24,204    64,945   127,792    141,076
 Period
-------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND/VA -
SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $ 11.287  $ 12.213  $ 13.072   $ 13.224
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $ 12.213  $ 13.072  $ 13.224   $ 13.998
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     23,303   269,539   543,077    659,028
 Period
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF
BOSTON - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $ 10.720  $ 12.158  $ 12.986   $ 13.332
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $ 12.158  $ 12.986  $ 13.332   $ 14.729
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     17,417    65,976    89,388     90,569
 Period
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $ 10.789  $ 12.510  $ 13.473   $ 14.227
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $ 12.510  $ 13.473  $ 14.227   $ 15.850
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      2,281    34,642    67,444     67,243
 Period
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME - CLASS
IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $ 11.032  $ 13.589  $ 14.904   $ 15.482
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $ 13.589  $ 14.904  $ 15.482   $ 17.714
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     21,749    72,698    98,556    101,400
 Period
-------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES - CLASS IB
SUB-ACCOUNT (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $ 10.270  $ 11.373  $ 12.026   $ 13.438
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $ 11.373  $ 12.026  $ 13.438   $ 13.636
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      4,093    15,886    14,094     13,339
 Period
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $ 11.907  $ 13.428  $ 14.652   $ 14.911
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $ 13.428  $ 14.652  $ 14.911   $ 16.269
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      6,926    62,680   101,492    116,014
 Period
-------------------------------------------------------------------------------
PUTNAM VT INCOME - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $ 10.393  $ 10.507  $ 10.832   $ 10.945
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $ 10.507  $ 10.832  $ 10.945   $ 11.292
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     25,216    96,425   294,829    480,980
 Period
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $ 10.612  $ 13.465  $ 15.444   $ 17.105
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $ 13.465  $ 15.444  $ 17.105   $ 21.566
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      3,250    18,763    49,125     80,987
 Period
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $ 10.729  $ 13.072  $ 14.534   $ 15.611
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $ 13.072  $ 14.534  $ 15.611   $ 17.558
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      4,343    11,554    12,551     17,643
 Period
-------------------------------------------------------------------------------

                                 105 PROSPECTUS

PUTNAM VT MONEY MARKET - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $  9.972  $  9.914  $  9.851   $  9.970
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $  9.914  $  9.851  $  9.970   $ 10.274
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of    124,377   180,337   437,614    602,160
 Period
-------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES - CLASS
IB SUB-ACCOUNT (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $ 11.018  $ 13.580  $ 14.787   $ 16.056
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $ 13.580  $ 14.787  $ 16.056   $ 17.206
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      6,471    10,856     9.666      7,549
 Period
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUE - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $ 11.361  $ 14.664  $ 16.708   $ 17.465
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $ 14.664  $ 16.708  $ 17.465   $ 20.001
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      7,023    33,181    84,531    132,165
 Period
-------------------------------------------------------------------------------
PUTNAM VT RESEARCH - CLASS IB
SUB-ACCOUNT (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $ 10.879  $ 13.177  $ 13.990   $ 14.502
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $ 13.177  $ 13.990  $ 14.502   $ 15.935
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      9,046    26,263    23,993     18,381
 Period
-------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND INCOME
- CLASS IB SUB-ACCOUNT (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $ 11.687  $ 14.145  $ 16.978   $ 18.197
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $ 14.145  $ 16.978  $ 18.197   $ 22.819
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      1,786    10,197     9.745      8,681
 Period
-------------------------------------------------------------------------------
PUTNAM VT VISTA - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $ 10.836  $ 13.646  $ 15.976   $ 17.687
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $ 13.646  $ 15.976  $ 17.687   $ 18.411
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      2,838    13,285    14,350     13,853
 Period
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $ 10.616  $ 12.475  $ 12.934   $ 13.494
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $ 12.475  $ 12.934  $ 13.494   $ 14.045
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     29,535    74,604    86,905     91,739
 Period
-------------------------------------------------------------------------------
VAN KAMPEN LIT AGGRESSIVE GROWTH,
CLASS II SUB-ACCOUNT(2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning          --  $ 10.000  $ 11.153   $ 12.233
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --  $ 11.153  $ 12.233   $ 12.670
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --    28,174    27,668     26,840
 Period
-------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK, CLASS II
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning          --  $ 10.000  $ 11.366   $ 11.681
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --  $ 11.366  $ 11.681   $ 13.381
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --    44,186   135,540    171,586
 Period
-------------------------------------------------------------------------------
VAN KAMPEN LIT STRATEGIC GROWTH,
CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $  9.964  $ 11.811  $ 12.448   $ 13.227
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $ 11.811  $ 12.448  $ 13.227   $ 13.399
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      5,598    30,064    38,810     46,544
 Period
-------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME,
CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $ 10.816  $ 13.437  $ 15.137   $ 16.394
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $ 13.437  $ 15.137  $ 16.394   $ 18.769
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     39,792   106,341   167,728    177,242
 Period
-------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET, CLASS II
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $ 10.000  $ 10.000  $  9.925   $ 10.036
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $ 10.000  $  9.925  $ 10.036   $ 10.319
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of          0   208,908   340,664    338,945
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF EMERGING MARKETS DEBT,
CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $ 12.333  $ 13.960  $ 15.169   $ 16.791
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $ 13.960  $ 15.169  $ 16.791   $ 18.365
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of        922    67,937   116,777    122,247
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY AND INCOME,
CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning          --  $ 10.000  $ 10.989   $ 11.648
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --  $ 10.989  $ 11.648   $ 12.945
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --    20,456    41,373     52,902
 Period
-------------------------------------------------------------------------------

                                 106 PROSPECTUS

VAN KAMPEN UIF EQUITY GROWTH, CLASS I
SUB-ACCOUNT (3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning          --  $ 10.000  $ 10.785   $ 12.319
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --  $ 10.785  $ 12.319   $ 12.660
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --    29,966    26,362     30,235
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH, CLASS
II SUB-ACCOUNT (3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning          --  $ 10.000  $ 10.760   $ 12.265
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --  $ 10.760  $ 12.265   $ 12.569
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --     6,727    15,223     15,927
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL FRANCHISE,
CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $ 10.000  $ 10.000  $ 11.131   $ 12.304
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $ 10.000  $ 11.131  $ 12.304   $ 14.758
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of          0    19,501    52,890     66,834
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH, CLASS
II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning          --        --        --   $ 10.000
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --        --        --   $  9.853
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --        --        --     72,549
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF SMALL COMPANY GROWTH,
CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $ 10.000  $ 13.621  $ 15.993   $ 17.821
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $ 13.621  $ 15.993  $ 17.821   $ 19.674
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      7.395    18,457    18,900     19,969
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE,
CLASS I SUB-ACCOUNT (3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning          --  $ 10.000  $ 11.330   $ 12.560
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --  $ 11.330  $ 12.560   $ 14.965
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --    74,414    72,194     65,277
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE,
CLASS II SUB-ACCOUNT (3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning          --  $ 10.000  $ 11.323   $ 12.535
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --  $ 11.323  $ 12.535   $ 14.926
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --    33,800    42,062     67,126
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE,
CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning    $ 11.420  $ 14.601  $ 19.611   $ 22.602
 of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of       $ 14.601  $ 19.611  $ 22.602   $ 30.715
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     10,478   101,563   158,418    141,598
 Period
-------------------------------------------------------------------------------


* The Allstate Advisor Contracts and all of the Variable Sub-Accounts shown above were first offered under the Allstate Advisor Contracts on May 1, 2003, except for the Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Account, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government - Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class I Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account, Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2004, the FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account, Lord Abbett Series - All Value Sub-Account, Lord Abbett Series - Bond-Debenture Sub-Account, Lord Abbett Series - Growth and Income Sub-Account, Lord Abbett Series - Growth Opportunities Sub-Account, Lord Abbett Series - Mid-Cap Value Sub-Account and Oppenheimer Core Bond/VA - Service Shares Sub-Account, which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. No Accumulation Unit Values are shown for the Variable Sub-Accounts first offered December 31, 2003, May 1, 2004 and October 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.10% and an administrative expense charge of 0.19%.

(1) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.


                                107  PROSPECTUS

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) The Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity and Income, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.




                                108  PROSPECTUS

ALLSTATE ADVISOR CONTRACTS:   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION
UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*(WITH THE MAV DEATH BENEFIT OPTION)
--------------------------------------------------------------------------------


 For the Years Beginning January 1         2003      2004      2005       2006
  * and Ending December 31,
-------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R)  - SERVICE
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of       --        --        --   $ 10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --        --        --   $ 10.277
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --        --        --     22,935
 Period
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2010 - SERVICE
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of       --        --        --   $ 10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --        --        --   $ 10.469
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --        --        --      1,433
 Period
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2020 - SERVICE
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of       --        --        --   $ 10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --        --        --   $ 10.498
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --        --        --      1,228
 Period
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2030 - SERVICE
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of       --        --        --   $ 10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --        --        --   $ 10.507
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --        --        --          0
 Period
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM INCOME - SERVICE
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of       --        --        --   $ 10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --        --        --   $ 10.359
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --        --        --        256
 Period
-------------------------------------------------------------------------------
FIDELITY VIP GROWTH STOCK - SERVICE
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of       --        --        --   $ 10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --        --        --   $  9.753
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --        --        --      1,276
 Period
-------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 - SERVICE CLASS
2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of       --        --        --   $ 10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --        --        --   $ 10.831
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --        --        --      9,165
 Period
-------------------------------------------------------------------------------
FIDELITY VIP MID CAP - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of       --        --        --   $ 10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --        --        --   $  9.885
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --        --        --     10,844
 Period
-------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME
SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $10.731  $ 13.446  $ 14.651   $ 14.941
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $13.446  $ 14.651  $ 14.941   $ 17.185
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     20,540   172,132   234,629    215,679
 Period
-------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES -
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of       --  $ 10.000  $ 11.248   $ 11.259
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --  $ 11.248  $ 11.259   $ 13.114
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --    89,451   275,791    418,361
 Period
-------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH
SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of       --  $ 10.000  $ 10.528   $ 10.481
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --  $ 10.528  $ 10.481   $ 11.451
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --     9,855   122,582    267,833
 Period
-------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE
SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $11.073  $ 14.621  $ 17.823   $ 19.098
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $14.621  $ 17.823  $ 19,098   $ 22.009
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     10,030    52,488    90,855     97,214
 Period
-------------------------------------------------------------------------------

                                 109 PROSPECTUS

FTVIP FRANKLIN U.S. GOVERNMENT - CLASS
2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of       --  $ 10.000  $ 10.260   $ 10.350
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --  $ 10.260  $ 10.350   $ 10.606
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --    61,220   158,014    203,726
 Period
-------------------------------------------------------------------------------
FTVIP MUTUAL DISCOVERY SECURITIES -
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of       --        --        --   $ 10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --        --        --   $ 11.026
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --        --        --      5,933
 Period
-------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES - CLASS
2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $10.631  $ 12.737  $ 14.133   $ 15.392
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $12.737  $ 14.133  $ 15.392   $ 17.951
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     30,751   159,828   220,399    250,226
 Period
-------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS
SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $11.710  $ 16.942  $ 20.814   $ 26.129
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $16.942  $ 20.814  $ 26.129   $ 32.971
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      1,499    15,609    25,841     27,162
 Period
-------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES -
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $10.408  $ 13.653  $ 15.942   $ 17.302
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $13.653  $ 15.942  $ 17.302   $ 20.700
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      7,941    38,894    97,038    184,754
 Period
-------------------------------------------------------------------------------
LORD ABBETT SERIES - ALL VALUE
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of       --  $ 10.000  $ 10.915   $ 11.500
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --  $ 10.915  $ 11.500   $ 12.988
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --     5,980    32,959     39,494
 Period
-------------------------------------------------------------------------------
LORD ABBETT SERIES - BOND-DEBENTURE
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of       --  $ 10.000  $ 10.365   $ 10.345
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --  $ 10.365  $ 10.345   $ 11.142
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --     8,723    65,544    114,095
 Period
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH AND INCOME
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of       --  $ 10.000  $ 10.899   $ 11.086
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --  $ 10.899  $ 11.086   $ 12.807
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --    19,310    59,643     69,279
 Period
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH
OPPORTUNITIES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of       --  $ 10.000  $ 11.147   $ 11.489
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --  $ 11.147  $ 11.489   $ 12.212
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --    11,695    27,096     48,070
 Period
-------------------------------------------------------------------------------
LORD ABBETT SERIES - MID-CAP VALUE
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of       --  $ 10.000  $ 11.130   $ 11.866
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --  $ 11.130  $ 11.866   $ 13.120
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --    14,986    87,357    132,161
 Period
-------------------------------------------------------------------------------
OPPENHEIMER MIDCAP/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $10.368  $ 12.440  $ 14.636   $ 16.147
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $12.440  $ 14.636  $ 16.147   $ 16.337
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      8,808    26,200    44,900     48,854
 Period
-------------------------------------------------------------------------------
OPPENHEIMER BALANCED/VA - SERVICE
SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $11.138  $ 13.148  $ 14.220   $ 14.523
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $13.148  $ 14.220  $ 14.523   $ 15.861
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      6,449    83,539   142,544    131,475
 Period
-------------------------------------------------------------------------------
OPPENHEIMER CORE BOND/VA - SERVICE
SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of       --  $ 10.000  $ 10.113   $ 10.195
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --  $ 10.113  $ 10.195   $ 10.539
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --    16,905    72,256    182,439
 Period
-------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION/VA -
SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $10.000  $ 12.306  $ 12.925   $ 13.352
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $12.306  $ 12.925  $ 13.352   $ 14.164
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     20,453   127,147   245,390    288,134
 Period
-------------------------------------------------------------------------------

                                 110 PROSPECTUS

OPPENHEIMER GLOBAL SECURITIES/VA -
SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $10.110  $ 14.292  $ 16.737   $ 18.807
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $14.292  $ 16.737  $ 18.807   $ 21.744
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     11,286    41,279    48,122     48,474
 Period
-------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME/VA - SERVICE
SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $11.763  $ 13.010  $ 13.936   $ 14.004
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $13.010  $ 13.936  $ 14.004   $ 15.069
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     10,133   124,970   164,137    160,770
 Period
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET(R)/VA -
SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $10.492  $ 12.685  $ 13.639   $ 14.208
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $12.685  $ 13.639  $ 14.208   $ 16.062
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     68,166   260,942   373,353    440,057
 Period
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL
CAP(R)/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $10.742  $ 14.723  $ 17.285   $ 18.683
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $14.723  $ 17.285  $ 18.683   $ 21.103
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     10,236    67,603   114,886    123,093
 Period
-------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND/VA -
SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $11.277  $ 12.186  $ 13.017   $ 13.141
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $12.186  $ 13.017  $ 13.141   $ 13.883
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     25,173   272,494   451,084    506,716
 Period
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF
BOSTON - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $10.711  $ 12.132  $ 12.932   $ 13.249
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $12.132  $ 12.932  $ 13.249   $ 14.608
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      9,613    58,341   108,596     96,960
 Period
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $10.780  $ 12.483  $ 13.417   $ 14.139
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $12.483  $ 13.417  $ 14.139   $ 15.720
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     10,569    38,196    92,334     92,580
 Period
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $11.023  $ 13.559  $ 14.841   $ 15.385
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $13.559  $ 14.841  $ 15.385   $ 17.568
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     13,057    39,783    88,017     93,761
 Period
-------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES - CLASS IB
SUB-ACCOUNT (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $10.261  $ 11.348  $ 11.976   $ 13.355
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $11.348  $ 11.976  $ 13.355   $ 13.524
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      4,131    15,588    13,631      8,657
 Period
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $11.897  $ 13.398  $ 14.590   $ 14.819
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $13.398  $ 14.590  $ 14.819   $ 16.135
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     14,771    36,348    68,213     78,704
 Period
-------------------------------------------------------------------------------
PUTNAM VT INCOME - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $10.384  $ 10.484  $ 10.786   $ 10.877
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $10.484  $ 10.786  $ 10.877   $ 11.199
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      9,088    73,309   160,574    260,743
 Period
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY - CLASS
IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $10.603  $ 13.436  $ 15.379   $ 16.999
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $13.436  $ 15.379  $ 16.999   $ 21.388
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      5,905    14,508    34,966     57,648
 Period
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $10.720  $ 13.044  $ 14.474   $ 15.514
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $13.044  $ 14.474  $ 15.514   $ 17.413
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      1,540     4,231    11,954     21,168
 Period
-------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $ 9.964  $  9.893  $  9.809   $  9.908
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $ 9.893  $  9.809  $  9.908   $ 10.190
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      2,032   135,833   276,904    360,724
 Period
-------------------------------------------------------------------------------

                                 111 PROSPECTUS

PUTNAM VT NEW OPPORTUNITIES - CLASS IB
SUB-ACCOUNT (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $11.009  $ 13.550  $ 14.724   $ 15.957
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $13.550  $ 14.724  $ 15.957   $ 17.065
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      2,696     5,219     6,177      5,701
 Period
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUE - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $11.351  $ 14.632  $ 16.638   $ 17.357
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $14.632  $ 16.638  $ 17.357   $ 19.837
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      3,287    29,755    70,678    105,144
 Period
-------------------------------------------------------------------------------
PUTNAM VT RESEARCH - CLASS IB
SUB-ACCOUNT (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $10.870  $ 13,148  $ 13.932   $ 14.412
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $13,148  $ 13.932  $ 14.412   $ 15.804
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      2,862     7,196     7,379      5,721
 Period
-------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND INCOME
- CLASS IB SUB-ACCOUNT (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $11.678  $ 14.114  $ 14.114   $ 18.084
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $14.114  $ 16.907  $ 18.084   $ 22.631
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      1,762     7,345     8,405      7,682
 Period
-------------------------------------------------------------------------------
PUTNAM VT VISTA - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $10.827  $ 13.616  $ 15.909   $ 17.577
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $13.616  $ 15.909  $ 17.577   $ 18.260
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      2,876     5,837     7,253      4,194
 Period
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $10.607  $ 12.448  $ 14.448   $ 13.410
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $12.448  $ 12.880  $ 13.410   $ 13.929
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     20,441    52,167    82,602     73,802
 Period
-------------------------------------------------------------------------------
VAN KAMPEN LIT AGGRESSIVE GROWTH,
CLASS II SUB-ACCOUNT(2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of       --  $ 10.000  $ 11.138   $ 12.191
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --  $ 11.138  $ 12.191   $ 12.601
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --     5,017     5,238      5,520
 Period
-------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK, CLASS II
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of       --  $ 10.000  $ 11.351   $ 11.642
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --  $ 11.351  $ 11.642   $ 13.309
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --    41,975    98,100    116,233
 Period
-------------------------------------------------------------------------------
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS
II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $ 9.956  $ 11.785  $ 12.396   $ 13.145
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $11.785  $ 12.396  $ 13.145   $ 13.289
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     12,895    24,623    33,711     30,875
 Period
-------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME,
CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $10.807  $ 13.408  $ 15.073   $ 16.293
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $13.408  $ 15.073  $ 16.293   $ 18.614
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     19,668    73,105   114,066    126,931
 Period
-------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET, CLASS II
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $10.000  $ 10.000  $  9.905   $  9.995
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $10.000  $  9.905  $  9.995   $ 10.257
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of          0   164,507   232,520    231,271
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF EMERGING MARKETS DEBT,
CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $12.323  $ 13.929  $ 15.105   $ 16.686
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $13.929  $ 15.105  $ 16.686   $ 18.214
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of        559    36,546    53,679     51,811
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY AND INCOME,
CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of       --  $ 10.000  $ 10.974   $ 11.609
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --  $ 10.974  $ 11.609   $ 12.875
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --    15,260    41,709     47,781
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH, CLASS I
SUB-ACCOUNT (3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of       --  $ 10.000  $ 10.771   $ 12.278
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --  $ 10.771  $ 12.278   $ 12.592
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --    13,966    14,260     10,818
 Period
-------------------------------------------------------------------------------

                                 112 PROSPECTUS

VAN KAMPEN UIF EQUITY GROWTH, CLASS II
SUB-ACCOUNT (3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of       --  $ 10.000  $ 10.745   $ 12.224
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --  $ 10.745  $ 12.224   $ 12.501
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --     5,639    12,611     12,825
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS
II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $10.000  $ 10.000  $ 11.109   $ 12.254
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $10.000  $ 11.109  $ 12.254   $ 14.669
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of          0    39,591    72,068     83,202
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH, CLASS
II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of       --        --        --   $ 10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --        --        --   $  9.840
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --        --        --     43,342
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF SMALL COMPANY GROWTH,
CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $10.000  $ 13.603  $ 15.939   $ 17.725
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $13.603  $ 15.939  $ 17.725   $ 19.529
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      5,743    11,617    12,131     12,088
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE,
CLASS I SUB-ACCOUNT (3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of       --  $ 10.000  $ 11.314   $ 12.518
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --  $ 11.314  $ 12.518   $ 14.885
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --    51,414    47,045     37,707
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE,
CLASS II SUB-ACCOUNT (3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of       --  $ 10.000  $ 11.308   $ 12.493
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --  $ 11.308  $ 12.493   $ 14.845
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --    32,039    44,532     63,327
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS
II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $11.411  $ 14.569  $ 19.529   $ 22.461
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $14.569  $ 19.529  $ 22.461   $ 30.463
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      3,294    64,474    92,619     83,193
 Period
-------------------------------------------------------------------------------

* The Allstate Advisor Contracts were first offered with the MAV Death Benefit Option on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Allstate Advisor Contracts woth the MAV Death Benefit Option on May 1, 2003, except for the Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Account, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government - Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class I Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account, Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2004, the FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account, Lord Abbett Series - All Value Sub-Account, Lord Abbett Series - Bond-Debenture Sub-Account, Lord Abbett Series
- Growth and Income Sub-Account, Lord Abbett Series - Growth Opportunities Sub-Account, Lord Abbett Series - Mid-Cap Value Sub-Account and Oppenheimer Core Bond/VA - Service Shares Sub-Account, which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. No Accumulation Unit Values are shown for the Variable Sub-Accounts first offered December 31, 2003, May 1, 2004 and October 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.30% and an administrative expense charge of 0.19%.

(1) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) The Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may


                                113  PROSPECTUS
only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity and Income, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.




                                114  PROSPECTUS

ALLSTATE ADVISOR PLUS CONTRACTS:   ACCUMULATION UNIT VALUE AND NUMBER OF
ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (BASIC CONTRACT)
--------------------------------------------------------------------------------


 For the Years Beginning January 1         2003      2004      2005       2006
  * and Ending December 31,
-------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R)  - SERVICE
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of       --        --        --   $ 10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --        --        --   $ 10.270
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --        --        --      3,581
 Period
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2010 - SERVICE
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of       --        --        --   $ 10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --        --        --   $ 10.462
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --        --        --          0
 Period
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2020 - SERVICE
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of       --        --        --   $ 10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --        --        --   $ 10.491
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --        --        --          0
 Period
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2030 - SERVICE
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of       --        --        --   $ 10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --        --        --   $ 10.500
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --        --        --          0
 Period
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM INCOME - SERVICE
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of       --        --        --   $ 10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --        --        --   $ 10.352
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --        --        --          0
 Period
-------------------------------------------------------------------------------
FIDELITY VIP GROWTH STOCK - SERVICE
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of       --        --        --   $ 10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --        --        --   $  9.746
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --        --        --          0
 Period
-------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 - SERVICE CLASS
2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of       --        --        --   $ 10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --        --        --   $ 10.824
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --        --        --        215
 Period
-------------------------------------------------------------------------------
FIDELITY VIP MID CAP - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of       --        --        --   $ 10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --        --        --   $  9.879
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --        --        --      6,466
 Period
-------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME
SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $10.722  $ 13.425  $ 14.614   $ 14.888
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $13.425  $ 14.614  $ 14.888   $ 17.107
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     15,765    39,461    62,393     63,531
 Period
-------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES -
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of       --  $ 10.000  $ 11.240   $ 11.240
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --  $ 11.240  $ 11.240   $ 13.079
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --     9,543    70,661     77,939
 Period
-------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH
SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of       --  $ 10.000  $ 10.525   $ 10.468
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --  $ 10.525  $ 10.468   $ 11.425
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --    16,194    56,558    114,861
 Period
-------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE
SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $11.064  $ 14.599  $ 17.778   $ 19.031
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $14.599  $ 17.778  $ 19.031   $ 21.909
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      2,608     7,160    23,572     37,522
 Period
-------------------------------------------------------------------------------

                                 115 PROSPECTUS

FTVIP FRANKLIN U.S. GOVERNMENT - CLASS
2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of       --  $ 10.000  $ 10.253   $ 10.333
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --  $ 10.253  $ 10.333   $ 10.577
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --     7,382    45,161     54,843
 Period
-------------------------------------------------------------------------------
FTVIP MUTUAL DISCOVERY SECURITIES -
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of       --        --        --   $ 10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --        --        --   $ 11.019
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --        --        --      2,874
 Period
-------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES - CLASS
2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $10.622  $ 12.718  $ 14.097   $ 15.338
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $12.718  $ 14.097  $ 15.338   $ 17.869
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     10,882    41,501    47,568     45,422
 Period
-------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS
SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $11.700  $ 16.917  $ 20.762   $ 26.037
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $16.917  $ 20.762  $ 26.037   $ 32.822
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of        554     4,297     6,911     13,516
 Period
-------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES -
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $10.400  $ 13.633  $ 15.902   $ 17.241
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $13.633  $ 15.902  $ 17.241   $ 20.606
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      2,692    11,511    28,045     50,719
 Period
-------------------------------------------------------------------------------
LORD ABBETT SERIES - ALL VALUE
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of       --  $ 10.000  $ 10.912   $ 11.485
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --  $ 10.912  $ 11.485   $ 12.958
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --        46     3,594     17,438
 Period
-------------------------------------------------------------------------------
LORD ABBETT SERIES - BOND-DEBENTURE
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of       --  $ 10.000  $ 10.363   $ 10.332
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --  $ 10.363  $ 10.332   $ 11.116
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --     4,710    35,040     61,192
 Period
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH AND INCOME
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of       --  $ 10.000  $ 10.896   $ 11.072
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --  $ 10.896  $ 11.072   $ 12.778
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --     6,243    36,245     48,492
 Period
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH
OPPORTUNITIES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of       --  $ 10.000  $ 11.144   $ 11.475
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --  $ 11.144  $ 11.475   $ 12.184
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --     2,017     4,152     24,857
 Period
-------------------------------------------------------------------------------
LORD ABBETT SERIES - MID-CAP VALUE
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of       --  $ 10.000  $ 11.127   $ 11.851
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --  $ 11.127  $ 11.851   $ 13.090
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --     3,436    29,610     30,533
 Period
-------------------------------------------------------------------------------
OPPENHEIMER MIDCAP/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $10.360  $ 12.422  $ 14.600   $ 16.090
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $12.422  $ 14.600  $ 16.090   $ 16.263
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      6,147    13,300    20,023     18,163
 Period
-------------------------------------------------------------------------------
OPPENHEIMER BALANCED/VA - SERVICE
SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $11.129  $ 13.128  $ 14.184   $ 14.472
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $13.128  $ 14.184  $ 14.472   $ 15.789
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     12,769    48,753    67,978     67,602
 Period
-------------------------------------------------------------------------------
OPPENHEIMER CORE BOND/VA - SERVICE
SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of       --  $ 10.000  $ 10.110   $ 10.182
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --  $ 10.110  $ 10.182   $ 10.515
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --     2,373    17,660     52,082
 Period
-------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION/VA -
SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $10.000  $ 12.298  $ 12.903   $ 13.316
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $12.298  $ 12.903  $ 13.316   $ 14.111
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     11,790    46,703   106,032    106,614
 Period
-------------------------------------------------------------------------------

                                 116 PROSPECTUS

OPPENHEIMER GLOBAL SECURITIES/VA -
SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $10.101  $ 14.270  $ 16.695   $ 18.740
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $14.270  $ 16.695  $ 18.740   $ 21.645
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      9,338    19,076    25,123     19,579
 Period
-------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME/VA - SERVICE
SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $11.753  $ 12.991  $ 13.901   $ 13.955
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $12.991  $ 13.901  $ 13.955   $ 15.000
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      5,683    40,660    91,370     82,203
 Period
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET(R)/VA -
SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $10.483  $ 12.666  $ 13.604   $ 14.157
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $12.666  $ 13.604  $ 14.157   $ 15.989
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     23,844    97,326   137,940    151,236
 Period
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL
CAP(R)/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $10.734  $ 14.701  $ 17.242   $ 18.617
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $14.701  $ 17.242  $ 18.617   $ 21.007
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      3,115    16,343    33,263     38,036
 Period
-------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND/VA -
SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $11.268  $ 12.168  $ 12.984   $ 13.095
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $12.168  $ 12.984  $ 13.095   $ 13.820
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     22,749   131,970   205,245    285,736
 Period
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF
BOSTON - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $10.702  $ 12.113  $ 12.899   $ 13.202
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $12.113  $ 12.899  $ 13.202   $ 14.542
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     16,956    22,069    28,541     24,967
 Period
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $10.771  $ 12.464  $ 13.383   $ 14.089
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $12.464  $ 13.383  $ 14.089   $ 15.649
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      1,222    11,123    18,971     19,094
 Period
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $11.013  $ 13.539  $ 14.804   $ 15.331
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $13.539  $ 14.804  $ 15.331   $ 17.489
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      9,617    12,531    19,736     18,284
 Period
-------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES - CLASS IB
SUB-ACCOUNT (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $10.252  $ 11.331  $ 11.945   $ 13.308
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $11.331  $ 11.945  $ 13.308   $ 13.462
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of          0     1,333     1,101      1,133
 Period
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $11.887  $ 13.378  $ 14.554   $ 14.766
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $13.378  $ 14.554  $ 14.766   $ 16.062
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      2,949    13,220    30,890     21,282
 Period
-------------------------------------------------------------------------------
PUTNAM VT INCOME - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $10.375  $ 10.469  $ 10.759   $ 10.838
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $10.469  $ 10.759  $ 10.838   $ 11.149
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      8,440    27,952    81,749    140,932
 Period
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY - CLASS
IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $10.595  $ 13.416  $ 15.341   $ 16.939
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $13.416  $ 15.341  $ 16.939   $ 21.291
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of          0     5,004     7,388     10,026
 Period
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $10.712  $ 13.024  $ 14.437   $ 15.460
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $13.024  $ 14.437  $ 15.460   $ 17.334
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      2,956     1,978     3,204      4,525
 Period
-------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $ 9.956  $  9.878  $  9.785   $  9.873
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $ 9.878  $  9.785  $  9.873   $ 10.144
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      9,964    48,343   111,068    299,629
 Period
-------------------------------------------------------------------------------

                                 117 PROSPECTUS

PUTNAM VT NEW OPPORTUNITIES - CLASS IB
SUB-ACCOUNT (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $10.999  $ 13.530  $ 14.687   $ 15.900
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $13.530  $ 14.687  $ 15.900   $ 16.987
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      1,552     1,764     1,201      1,116
 Period
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUE - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $11.342  $ 14.610  $ 16.596   $ 17.296
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $14.610  $ 16.596  $ 17.296   $ 19.747
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      1,308    13,085    22,874     33,034
 Period
-------------------------------------------------------------------------------
PUTNAM VT RESEARCH - CLASS IB
SUB-ACCOUNT (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $10.861  $ 13.128  $ 13.896   $ 14.361
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $13.128  $ 13.896  $ 14.361   $ 15.733
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of        134       793       872        634
 Period
-------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND INCOME
- CLASS IB SUB-ACCOUNT (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $11.668  $ 14.093  $ 16.864   $ 18.020
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $14.093  $ 16.864  $ 18.020   $ 22.529
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of          0     1,623     1,581      1,417
 Period
-------------------------------------------------------------------------------
PUTNAM VT VISTA - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $10.818  $ 13.596  $ 15.869   $ 17.515
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $13.596  $ 15.869  $ 17.515   $ 18.177
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of        525     9,111     9,861      9,932
 Period
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $10.598  $ 12.429  $ 12.847   $ 13.363
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $12.429  $ 12.847  $ 13.363   $ 13.866
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      7,367    22,505    31,046     42,736
 Period
-------------------------------------------------------------------------------
VAN KAMPEN LIT AGGRESSIVE GROWTH,
CLASS II SUB-ACCOUNT(2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of       --  $ 10.000  $ 11.130   $ 12.171
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --  $ 11.130  $ 12.171   $ 12.567
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --    15,043    15,043     15,090
 Period
-------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK, CLASS II
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of       --  $ 10.000  $ 11.343   $ 11.622
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --  $ 11.343  $ 11.622   $ 13.273
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --     5,690    31,848     57,641
 Period
-------------------------------------------------------------------------------
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS
II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $ 9.947  $ 11.767  $ 12.365   $ 13.098
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $11.767  $ 12.365  $ 13.098   $ 13.229
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of        161     5,174     5,464     18,075
 Period
-------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME,
CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $10.799  $ 13.388  $ 15.035   $ 16.235
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $13.388  $ 15.035  $ 16.235   $ 18.530
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     10,038    29,197    54,562     62,544
 Period
-------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET, CLASS II
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $10.000  $ 10.000  $  9.895   $  9.975
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $10.000  $  9.895  $  9.975   $ 10.226
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of          0    49,718   110,072    133,403
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF EMERGING MARKETS DEBT,
CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $12.312  $ 13,908  $ 15.067   $ 16.627
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $13,908  $ 15.067  $ 16.627   $ 18.131
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of          0    14,204    27,229     29,413
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY AND INCOME,
CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of       --  $ 10.000  $ 10.967   $ 11.589
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --  $ 10.967  $ 11.589   $ 12.840
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --     4,509    47,245     42,337
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH, CLASS I
SUB-ACCOUNT (3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of       --  $ 10.000  $ 10.763   $ 12.257
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --  $ 10.763  $ 12.257   $ 12.558
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --     7,512     6,410      5,054
 Period
-------------------------------------------------------------------------------

                                 118 PROSPECTUS

VAN KAMPEN UIF EQUITY GROWTH, CLASS II
SUB-ACCOUNT (3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of       --  $ 10.000  $ 10.738   $ 12.203
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --  $ 10.738  $ 12.203   $ 12.468
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --     1,295     6,639      4,473
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS
II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $10.000  $ 10.000  $ 11.098   $ 12.230
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $10.000  $ 11.098  $ 12.230   $ 14.625
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of          0     3,452    13,962     39,350
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH, CLASS
II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of       --        --        --   $ 10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --        --        --   $  9.833
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --        --        --     13,137
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF SMALL COMPANY GROWTH,
CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $10.000  $ 13.593  $ 15.912   $ 17.677
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $13.593  $ 15.912  $ 17.677   $ 19.456
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      1,270     4,625     5,881      5,822
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE,
CLASS I SUB-ACCOUNT (3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of       --  $ 10.000  $ 11.306   $ 12.497
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --  $ 11.306  $ 12.497   $ 14.844
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --    21,692    19,511     14,860
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE,
CLASS II SUB-ACCOUNT (3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of       --  $ 10.000  $ 11.300   $ 12.472
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --  $ 11.300  $ 12.472   $ 14.805
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --    15,577    24,517     31,637
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS
II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $11.401  $ 14.547  $ 19.479   $ 22.382
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $14.547  $ 19.479  $ 22.382   $ 30.325
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      3,983    21.567    36,583     40,714
 Period
-------------------------------------------------------------------------------

* The Allstate Advisor Pluis Contracts and all of the Variable Sub-Accounts shown above were first offered under the Allstate Advisor Plus Contracts on May 1, 2003, except for the Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Account, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government - Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class I Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account, Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2004, the FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account, Lord Abbett Series - All Value Sub-Account, Lord Abbett Series - Bond-Debenture Sub-Account, Lord Abbett Series
- Growth and Income Sub-Account, Lord Abbett Series - Growth Opportunities Sub-Account, Lord Abbett Series - Mid-Cap Value Sub-Account and Oppenheimer Core Bond/VA - Service Shares Sub-Account, which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. No Accumulation Unit Values are shown for the Variable Sub-Accounts first offered December 31, 2003, May 1, 2004 and October 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40% and an administrative expense charge of 0.19%.

(1) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) The Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may


                                119  PROSPECTUS
only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity and Income, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.




                                120  PROSPECTUS

ALLSTATE ADVISOR PLUS CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE INCEPTION*(WITH THE MAV DEATH BENEFIT OPTION)
--------------------------------------------------------------------------------


 For the Years Beginning January 1         2003      2004      2005       2006
  * and Ending December 31,
-------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R)  - SERVICE
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of       --        --        --   $ 10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --        --        --   $ 10.256
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --        --        --        882
 Period
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2010 - SERVICE
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of       --        --        --   $ 10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --        --        --   $ 10.447
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --        --        --          0
 Period
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2020 - SERVICE
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of       --        --        --   $ 10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --        --        --   $ 10.477
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --        --        --          0
 Period
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2030 - SERVICE
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of       --        --        --   $ 10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --        --        --   $ 10.486
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --        --        --          0
 Period
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM INCOME - SERVICE
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of       --        --        --   $ 10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --        --        --   $ 10.338
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --        --        --          0
 Period
-------------------------------------------------------------------------------
FIDELITY VIP GROWTH STOCK - SERVICE
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of       --        --        --   $ 10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --        --        --   $  9.733
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --        --        --          0
 Period
-------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 - SERVICE CLASS
2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of       --        --        --   $ 10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --        --        --   $ 10.809
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --        --        --      1,397
 Period
-------------------------------------------------------------------------------
FIDELITY VIP MID CAP - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of       --        --        --   $ 10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --        --        --   $  9.865
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --        --        --      2,281
 Period
-------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME
SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $10.713  $ 13.396  $ 14.553   $ 14.795
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $13.396  $ 14.553  $ 14.795   $ 16.966
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     19,019    72,581    88,159     82,019
 Period
-------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES -
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of       --  $ 10.000  $ 11.225   $ 11.202
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --  $ 11.225  $ 11.202   $ 13.008
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --    37,246    82,829     83,918
 Period
-------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH
SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of       --  $ 10.000  $ 10.520   $ 10.442
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --  $ 10.520  $ 10.442   $ 11.373
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --    14,983    76,152     86,043
 Period
-------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE
SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $11.054  $ 14,567  $ 17.704   $ 18.912
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $14,567  $ 17.704  $ 18.912   $ 21.729
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     17,356    31,226    52,458     48,111
 Period
-------------------------------------------------------------------------------

                                 121 PROSPECTUS

FTVIP FRANKLIN U.S. GOVERNMENT - CLASS
2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of       --  $ 10.000  $ 10.239   $ 10.298
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --  $ 10.239  $ 10.298   $ 10.520
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --   29,2998    86,524     85,756
 Period
-------------------------------------------------------------------------------
FTVIP MUTUAL DISCOVERY SECURITIES -
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of       --        --        --   $ 10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --        --        --   $ 11.004
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --        --        --          0
 Period
-------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES - CLASS
2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $10.613  $ 12.690  $ 14.038   $ 15.242
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $12.690  $ 14.038  $ 15.242   $ 17.722
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      4,215    73,290   111,807     96,532
 Period
-------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS
SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $11.691  $ 16.880  $ 20.674   $ 25.875
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $16.880  $ 20.674  $ 25.875   $ 32.551
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      2,730    11,879    15,438     15,388
 Period
-------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES -
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $10.391  $ 13.603  $ 15.835   $ 17.133
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $13.603  $ 15.835  $ 17.133   $ 20.436
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      8,663    13,085    43,289     50,884
 Period
-------------------------------------------------------------------------------
LORD ABBETT SERIES - ALL VALUE
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of       --  $ 10.000  $ 10.906   $ 11.456
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --  $ 10.906  $ 11.456   $ 12.899
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --       621     6,723      3,058
 Period
-------------------------------------------------------------------------------
LORD ABBETT SERIES - BOND-DEBENTURE
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of       --  $ 10.000  $ 10.357   $ 10.305
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --  $ 10.357  $ 10.305   $ 11.066
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --     6,906    32,712     37,217
 Period
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH AND INCOME
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of       --  $ 10.000  $ 11.891   $ 11.043
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --  $ 11.891  $ 11.043   $ 12.720
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --         0    28,597     28,721
 Period
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH
OPPORTUNITIES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of       --  $ 10.000  $ 11.139   $ 11.446
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --  $ 11.139  $ 11.446   $ 12.129
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --       692    15,947     18,616
 Period
-------------------------------------------------------------------------------
LORD ABBETT SERIES - MID-CAP VALUE
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of       --  $ 10.000  $ 11.122   $ 11.821
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --  $ 11.122  $ 11.821   $ 13.030
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --       809    52,817     48,554
 Period
-------------------------------------------------------------------------------
OPPENHEIMER MIDCAP/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $10.351  $ 12.395  $ 14.538   $ 15.990
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $12.395  $ 14.538  $ 15.990   $ 16.129
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of        468    11,274    30,098     30,991
 Period
-------------------------------------------------------------------------------
OPPENHEIMER BALANCED/VA - SERVICE
SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $11.119  $ 13.099  $ 14.124   $ 14.382
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $13.099  $ 14.124  $ 14.382   $ 15.659
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      8,140    38,219    52,298     46,174
 Period
-------------------------------------------------------------------------------
OPPENHEIMER CORE BOND/VA - SERVICE
SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of       --  $ 10.000  $ 10.105   $ 10.156
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --  $ 10.105  $ 10.156   $ 10.467
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --     2,136    40,910     58,336
 Period
-------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION/VA -
SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $10.000  $ 12.281  $ 12.859   $ 13.244
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $12.281  $ 12.859  $ 13.244   $ 14.006
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     17,103    63,965   120,563    124,065
 Period
-------------------------------------------------------------------------------

                                 122 PROSPECTUS

OPPENHEIMER GLOBAL SECURITIES/VA -
SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $10.093  $ 14.239  $ 16.624   $ 18.623
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $14.239  $ 16.624  $ 18.623   $ 21.467
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      6,607    22,888    22,023     20,366
 Period
-------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME/VA - SERVICE
SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $11.744  $ 12.962  $ 13.842   $ 13.868
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $12.962  $ 13.842  $ 13.868   $ 14.877
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     11,638    67,797    91,115     87,113
 Period
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET(R)/VA -
SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $10.474  $ 12.638  $ 13.547   $ 14.069
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $12.638  $ 13.547  $ 14.069   $ 15.857
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     30,719    93,773   134,341    130,871
 Period
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL
CAP(R)/VA - SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $10.725  $ 14.668  $ 17.169   $ 18.501
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $14.668  $ 17.169  $ 18.501   $ 20.834
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      6,202    23,216    60,141     59,840
 Period
-------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND/VA -
SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $11.258  $ 12.141  $ 12.929   $ 13.013
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $12.141  $ 12.929  $ 13.013   $ 13.706
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     28,955   183,590   291,277    283,340
 Period
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF
BOSTON - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $10.693  $ 12.087  $ 12.845   $ 13.120
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $12.087  $ 12.845  $ 13.120   $ 14.422
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      8,821    36,576    36,885     30,131
 Period
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $10.762  $ 12.437  $ 13.327   $ 14.001
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $12.437  $ 13.327  $ 14.001   $ 15.519
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      1,368     6,687     9,654      4,589
 Period
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $11.004  $ 13.509  $ 14.742   $ 15.236
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $13.509  $ 14.742  $ 15.236   $ 17.345
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      4,099    18,449    28,399     23,446
 Period
-------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES - CLASS IB
SUB-ACCOUNT (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $10.244  $ 11.306  $ 11.895   $ 13.225
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $11.306  $ 11.895  $ 13.225   $ 13.351
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      2,582     8,796     7,929      5,164
 Period
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $11.877  $ 13.349  $ 14.492   $ 14.674
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $13.349  $ 14.492  $ 14.674   $ 15.929
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      7,720    43,500    61,714     55,265
 Period
-------------------------------------------------------------------------------
PUTNAM VT INCOME - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $10.367  $ 10.446  $ 10.714   $ 10.771
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $10.446  $ 10.714  $ 10.771   $ 11.057
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      8,126    40,764   113,615    127,387
 Period
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY - CLASS
IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $10.586  $ 13.386  $ 15.276   $ 16.833
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $13.386  $ 15.276  $ 16.833   $ 21.116
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of        879     8,826    13,196     13,123
 Period
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $10.703  $ 12.996  $ 14.376   $ 15.363
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $12.996  $ 14.376  $ 15.363   $ 17.191
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      1,370     3,830     7,827      8,317
 Period
-------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $ 9.947  $  9.856  $  9.743   $  9.812
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $ 9.856  $  9.743  $  9.812   $ 10.060
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     22,022    89,346   165,770    170,626
 Period
-------------------------------------------------------------------------------

                                 123 PROSPECTUS

PUTNAM VT NEW OPPORTUNITIES - CLASS IB
SUB-ACCOUNT (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $10.990  $ 13.500  $ 14.625   $ 15.801
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $13.500  $ 14.625  $ 15.801   $ 16.847
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of          0     2,678     2,565      1,450
 Period
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUE - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $11.332  $ 14.578  $ 16.526   $ 17.188
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $14.578  $ 16.526  $ 17.188   $ 19.584
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      4,336    28,118    45,199     44,651
 Period
-------------------------------------------------------------------------------
PUTNAM VT RESEARCH - CLASS IB
SUB-ACCOUNT (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $10.852  $ 13.100  $ 13.838   $ 14.272
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $13.100  $ 13.838  $ 14.272   $ 15.603
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of        210     7,548     7,731      2,669
 Period
-------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND INCOME
- CLASS IB SUB-ACCOUNT (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $11.658  $ 14.062  $ 16.793   $ 17.908
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $14.062  $ 16.793  $ 17.908   $ 22.343
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      1,036     8,484     8,267      4,851
 Period
-------------------------------------------------------------------------------
PUTNAM VT VISTA - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $10.809  $ 13,566  $ 15.802   $ 17.406
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $13,566  $ 15.802  $ 17.406   $ 18.027
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      1,571     4,065     6,972      3,568
 Period
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $10.589  $ 12.402  $ 12.793   $ 13.280
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $12.402  $ 12.793  $ 13.280   $ 13.752
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      2,936    17,771    42,215     41,598
 Period
-------------------------------------------------------------------------------
VAN KAMPEN LIT AGGRESSIVE GROWTH,
CLASS II SUB-ACCOUNT(2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of       --  $ 10.000  $ 11.115   $ 12.129
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --  $ 11.115  $ 12.129   $ 12.499
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --    10,036     9,697      8,546
 Period
-------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK, CLASS II
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of       --  $ 10.000  $ 11.328   $ 11.583
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --  $ 11.328  $ 11.583   $ 13.202
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --    18,778    73,509     75,174
 Period
-------------------------------------------------------------------------------
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS
II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $ 9.939  $ 11.741  $ 12.313   $ 13.017
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $11.741  $ 12.313  $ 13.017   $ 13.120
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      1,257    11,918    15,998     11,930
 Period
-------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME,
CLASS II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $10.790  $ 13.359  $ 14.972   $ 16.134
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $13.359  $ 14.972  $ 16.134   $ 18.377
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of     11,493    58,139    69,636     66,260
 Period
-------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET, CLASS II
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $10.000  $ 10.000  $  9.875   $  9.934
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $10.000  $  9.875  $  9.934   $ 10.164
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of          0    90,608   130,557    128,763
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF EMERGING MARKETS DEBT,
CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $12.302  $ 13.878  $ 15.003   $ 16.524
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $13.878  $ 15.003  $ 16.524   $ 17.982
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of        567    16,266    23,240     18,649
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY AND INCOME,
CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of       --  $ 10.000  $ 10.952   $ 11.550
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --  $ 10.952  $ 11.550   $ 12.771
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --    12,001    24,453     18,815
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH, CLASS I
SUB-ACCOUNT (3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of       --  $ 10.000  $ 10.749   $ 12.215
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --  $ 10.749  $ 12.215   $ 12.490
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --    21,889    19,362     18,002
 Period
-------------------------------------------------------------------------------

                                 124 PROSPECTUS

VAN KAMPEN UIF EQUITY GROWTH, CLASS II
SUB-ACCOUNT (3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of       --  $ 10.000  $ 10.723   $ 12.162
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --  $ 10.723  $ 12.162   $ 12.400
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --    17,816    16,419     15,039
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS
II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $10.000  $ 10.000  $ 11.075   $ 12.180
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $10.000  $ 11.075  $ 12.180   $ 14.536
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of          0    16,971    52,775     50,418
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH, CLASS
II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of       --        --        --   $ 10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --        --        --   $  9.820
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --        --        --      3,735
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF SMALL COMPANY GROWTH,
CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $10.000  $ 13.575  $ 15.858   $ 17.582
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $13.575  $ 15.858  $ 17.582   $ 19.312
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      2,805     5,339     6,026      3,692
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE,
CLASS I SUB-ACCOUNT (3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of       --  $ 10.000  $ 11.291   $ 12.455
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --  $ 11.291  $ 12.455   $ 14.764
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --    27,313    21,438     18,121
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE,
CLASS II SUB-ACCOUNT (3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of       --  $ 10.000  $ 11.284   $ 12.429
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of             --  $ 11.284  $ 12.429   $ 14.725
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         --    19,384    28,254     26,776
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS
II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of  $11.392  $ 14.515  $ 19.397   $ 22.243
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of        $14.515  $ 19.397  $ 22.243   $ 30.075
 Period
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of      7,551    44,007    62,639     50,781
 Period
-------------------------------------------------------------------------------


* The Allstate Advisor Plus Contracts were first offered with the MAV Death Benefit Option on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Allstate Advisor Plus Contracts with the MAV Death Benefit Option on May 1, 2003, except for the Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Account, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government
- Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class I Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account, Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2004, the FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account, Lord Abbett Series - All Value Sub-Account, Lord Abbett Series - Bond-Debenture Sub-Account, Lord Abbett Series - Growth and Income Sub-Account, Lord Abbett Series - Growth Opportunities Sub-Account, Lord Abbett Series - Mid-Cap Value Sub-Account and Oppenheimer Core Bond/VA - Service Shares Sub-Account, which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. No Accumulation Unit Values are shown for the Variable Sub-Accounts first offered December 31, 2003, May 1, 2004 and October 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.19%.

(1) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) The Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may


                                125  PROSPECTUS
only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity and Income, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.






                                126  PROSPECTUS

ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 5 YEAR WITHDRAWAL CHARGE OPTION:
  ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (BASIC CONTRACT)
--------------------------------------------------------------------------------


 For the Years Beginning January 1            2003     2004     2005      2006
  * and Ending December 31,
-------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R)  - SERVICE
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --       --       --   $10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --       --       --   $10.270
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --       --       --     3,033
 Period
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS
2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --       --       --   $10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --       --       --   $10.462
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --       --       --         0
 Period
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS
2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --       --       --   $10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --       --       --   $10.491
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --       --       --         0
 Period
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS
2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --       --       --   $10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --       --       --   $10.500
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --       --       --         0
 Period
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM INCOME - SERVICE
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --       --       --   $10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --       --       --   $10.352
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --       --       --         0
 Period
-------------------------------------------------------------------------------
FIDELITY VIP GROWTH STOCK - SERVICE CLASS
2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --       --       --   $10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --       --       --   $ 9.746
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --       --       --         0
 Period
-------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --       --       --   $10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --       --       --   $10.824
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --       --       --         0
 Period
-------------------------------------------------------------------------------
FIDELITY VIP MID CAP - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --       --       --   $10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --       --       --   $ 9.879
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --       --       --         0
 Period
-------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME
SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.722  $13.425  $14.614   $14.888
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $13.425  $14.614  $14.888   $17.107
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         1,771    5,487   10,338    13,223
 Period
-------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES - CLASS
2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --  $10.000  $11.240   $11.240
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --  $11.240  $11.240   $13.079
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --        0   10,157    13,804
 Period
-------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH
SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --  $10.000  $10.525   $10.468
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --  $10.525  $10.468   $11.425
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --    2,755   13,267    24,182
 Period
-------------------------------------------------------------------------------

                                 127 PROSPECTUS

FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
- CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $11.064  $14.599  $17.778   $19.031
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $14.599  $17.778  $19.031   $21.909
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           768    1,546    4,241     5,593
 Period
-------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --  $10.000  $10.253   $10.333
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --  $10.253  $10.333   $10.577
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --      481    3,486     2,857
 Period
-------------------------------------------------------------------------------
FTVIP MUTUAL DISCOVERY SECURITIES - CLASS
2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --       --       --   $10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --       --       --   $11.019
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --       --       --         0
 Period
-------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.622  $12.718  $14.097   $15.338
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $12.718  $14.097  $15.338   $17.869
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         2,666    7,951   13,671    15,989
 Period
-------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS
SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $11.700  $16.917  $20.762   $26.037
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $16.917  $20.762  $26.037   $32.822
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of             0      245    1,359     1,986
 Period
-------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES -
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.400  $13.633  $15.902   $17.241
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $13.633  $15.902  $17.241   $20.606
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           186    1,237    4,582    13,661
 Period
-------------------------------------------------------------------------------
LORD ABBETT SERIES - ALL VALUE
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --  $10.000  $10.912   $11.485
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --  $10.912  $11.485   $12.958
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --      202    3,801     3,830
 Period
-------------------------------------------------------------------------------
LORD ABBETT SERIES - BOND-DEBENTURE
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --  $10.000  $10.363   $10.332
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --  $10.363  $10.332   $11.116
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --      176    6,899    14,274
 Period
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH AND INCOME
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --  $10.000  $10.896   $11.072
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --  $10.896  $11.072   $12.778
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --      132    4,134     4,086
 Period
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH OPPORTUNITIES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --  $10.000  $11.144   $11.475
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --  $11.144  $11.475   $12.184
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --    2,510    3,139     3,459
 Period
-------------------------------------------------------------------------------
LORD ABBETT SERIES - MID-CAP VALUE
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --  $10.000  $11.127   $11.851
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --  $11.127  $11.851   $13.090
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --    6,867   19,839    21,343
 Period
-------------------------------------------------------------------------------
OPPENHEIMER MIDCAP/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.360  $12.422  $14.600   $16.090
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $12.422  $14.600  $16.090   $16.263
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           347      490    1,454     2,896
 Period
-------------------------------------------------------------------------------
OPPENHEIMER BALANCED/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $11.129  $13.128  $14.184   $14.472
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $13.128  $14.184  $14.472   $15.789
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           232      701    3,537     3,374
 Period
-------------------------------------------------------------------------------
OPPENHEIMER CORE BOND/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --  $10.000  $10.110   $10.182
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --  $10.110  $10.182   $10.515
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --        0    1,636     6,659
 Period
-------------------------------------------------------------------------------

                                 128 PROSPECTUS

OPPENHEIMER CAPITAL APPRECIATION/VA -
SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.000  $12.298  $12.903   $13.316
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $12.298  $12.903  $13.316   $14.111
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         1,438    6,807   17,649    15,727
 Period
-------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES/VA -
SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.101  $14.270  $16.695   $18.740
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $14.270  $16.695  $18.740   $21.645
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           279      267      921       893
 Period
-------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME/VA - SERVICE
SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $11.753  $12.991  $13.901   $13.955
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $12.991  $13.901  $13.955   $15.000
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           115    3,713    6,777     4,988
 Period
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET(R)/VA - SERVICE
SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.483  $12.666  $13.604   $14.157
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $12.666  $13.604  $14.157   $15.989
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           199    3,073   13,430    16,325
 Period
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP(R)/VA -
SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.734  $14.701  $17.242   $18.617
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $14.701  $17.242  $18.617   $21.007
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of                  1,434    2,758     3,324
 Period
-------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND/VA - SERVICE
SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $11.268  $12.168  $12.984   $13.095
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $12.168  $12.984  $13.095   $13.820
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           121   12,205   32,046    31,190
 Period
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF
BOSTON - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.702  $12.113  $12.899   $13.202
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $12.113  $12.899  $13.202   $14.542
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         2,611    2,599    2,438     4,083
 Period
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION - CLASS
IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.771  $12.464  $13.383   $14.089
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $12.464  $13.383  $14.089   $15.649
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of             0    6,630    7,948     9,513
 Period
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $11.013  $13.539  $14.804   $15.331
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $13.539  $14.804  $15.331   $17.489
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         1,364    1,359    1,721     4,211
 Period
-------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES - CLASS IB
SUB-ACCOUNT (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.252  $11.331  $11.945   $13.308
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $11.331  $11.945  $13.308   $13.462
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           963      964      848       823
 Period
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $11.887  $13.378  $14.554   $14.766
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $13.378  $14.554  $14.766   $16.062
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         1,090   10,307   10,926    10,506
 Period
-------------------------------------------------------------------------------
PUTNAM VT INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.375  $10.469  $10.759   $10.838
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $10.469  $10.759  $10.838   $11.149
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         4,528    7,152   22,501    27,152
 Period
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.595  $13.416  $15.341   $16.939
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $13.416  $15.341  $16.939   $21.291
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of             0      299    1,454     2,516
 Period
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.712  $13.024  $14.437   $15.460
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $13.024  $14.437  $15.460   $17.334
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           193      348      345     1,514
 Period
-------------------------------------------------------------------------------

                                 129 PROSPECTUS

PUTNAM VT MONEY MARKET - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $ 9.956  $ 9.878  $ 9.785   $ 9.873
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $ 9.878  $ 9.785  $ 9.873   $10.144
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           794    4,927   21,217    24,744
 Period
-------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES - CLASS IB
SUB-ACCOUNT (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.999  $13.530  $14.687   $15.900
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $13.530  $14.687  $15.900   $16.987
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           181      192      189       195
 Period
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUE - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $11.342  $14.610  $16.596   $17.296
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $14.610  $16.596  $17.296   $19.747
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           178    2,252    4,083     5,148
 Period
-------------------------------------------------------------------------------
PUTNAM VT RESEARCH - CLASS IB SUB-ACCOUNT
(1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.861  $13.128  $13.896   $14.361
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $13.128  $13.896  $14.361   $15.733
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           235      241      253       250
 Period
-------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND INCOME -
CLASS IB SUB-ACCOUNT (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $11.668  $14.093  $16.864   $18.020
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $14.093  $16.864  $18.020   $22.529
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           109      108       79        15
 Period
-------------------------------------------------------------------------------
PUTNAM VT VISTA - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.818  $13.596  $15.869   $17.515
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $13.596  $15.869  $17.515   $18.177
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         1,476    1,974    2,086     3,059
 Period
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.598  $12.429  $12.847   $13.363
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $12.429  $12.847  $13.363   $13.866
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           573      970    1,224     2,134
 Period
-------------------------------------------------------------------------------
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS
II SUB-ACCOUNT(2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --  $10.000  $11.130   $12.171
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --  $11.130  $12.171   $12.567
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --        0        0         0
 Period
-------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK, CLASS II
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --  $10.000  $11.343   $11.622
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --  $11.343  $11.622   $13.273
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --    7,638   20,447    18,432
 Period
-------------------------------------------------------------------------------
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS II
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $ 9.947  $11.767  $12.365   $13.098
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $11.767  $12.365  $13.098   $13.229
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           204    2,807    2,789       866
 Period
-------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME, CLASS
II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.799  $13.388  $15.035   $16.235
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $13.388  $15.035  $16.235   $18.530
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           949    3,543    5,246     5,096
 Period
-------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET, CLASS II
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.000  $10.000  $ 9.895   $ 9.975
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $10.000  $ 9.895  $ 9.975   $10.226
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of             0    3,754   11,171     9,986
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF EMERGING MARKETS DEBT,
CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $12.312  $13.908  $15.067   $16.627
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $13.908  $15.067  $16.627   $18.131
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of             0    1,067    6,089     7,044
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY AND INCOME, CLASS
II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --  $10.000  $10.967   $11.589
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --  $10.967  $11.589   $12.840
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --    5,720   23,950    26,956
 Period
-------------------------------------------------------------------------------

                                 130 PROSPECTUS

VAN KAMPEN UIF EQUITY GROWTH, CLASS I
SUB-ACCOUNT (3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --  $10.000  $10.763   $12.257
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --  $10.763  $12.257   $12.558
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --        0        0         0
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH, CLASS II
SUB-ACCOUNT (3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --  $10.000  $10.738   $12.203
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --  $10.738  $12.203   $12.468
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --    1,065    4,607     4,757
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II
SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.000  $10.000  $11.098   $12.230
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $10.000  $11.098  $12.230   $14.625
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of             0    3,301    8,269     8,408
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH, CLASS II
SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --       --       --   $10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --       --       --   $ 9.833
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --       --       --     2,212
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF SMALL COMPANY GROWTH,
CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.000  $13.593  $15.912   $17.677
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $13.593  $15.912  $17.677   $19.456
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           404      473    1,581     1,592
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS
I SUB-ACCOUNT (3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --  $10.000  $11.306   $12.497
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --  $11.306  $12.497   $14.844
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --        0        0         0
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS
II SUB-ACCOUNT (3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --  $10.000  $11.300   $12.472
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --  $11.300  $12.472   $14.805
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --      773    2,067     2,860
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II
SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $11.401  $14.908  $19.479   $22.382
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $14.908  $19.479  $22.382   $30.325
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of             0      733    2,713     2,459
 Period
-------------------------------------------------------------------------------


* The Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option and all of the Variable Sub-Accounts shown above were first offered under the Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option on May 1, 2003, except for the Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Account, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government - Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class I Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account, Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2004, the FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account, Lord Abbett Series - All Value Sub-Account, Lord Abbett Series - Bond-Debenture Sub-Account, Lord Abbett Series
- Growth and Income Sub-Account, Lord Abbett Series - Growth Opportunities Sub-Account, Lord Abbett Series - Mid-Cap Value Sub-Account and Oppenheimer Core Bond/VA - Service Shares Sub-Account, which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. No Accumulation Unit Values are shown for the Variable Sub-Accounts first offered December 31, 2003, May 1, 2004 and October 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40% and an administrative expense charge of 0.19%.

(1) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.


                                131  PROSPECTUS

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) The Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity and Income, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.








                                132  PROSPECTUS

ALLSTATE ADVISOR PREFERRED WITH 5 YEAR WITHDRAWAL CHARGE CONTRACTS:
  ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (WITH THE MAV DEATH BENEFIT OPTION)
--------------------------------------------------------------------------------


 For the Years Beginning January 1            2003     2004     2005      2006
  * and Ending December 31,
-------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R)  - SERVICE
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --       --       --   $10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --       --       --   $10.256
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --       --       --         0
 Period
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS
2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --       --       --   $10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --       --       --   $10.447
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --       --       --         0
 Period
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS
2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --       --       --   $10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --       --       --   $10.477
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --       --       --         0
 Period
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS
2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --       --       --   $10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --       --       --   $10.486
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --       --       --         0
 Period
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM INCOME - SERVICE
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --       --       --   $10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --       --       --   $10.338
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --       --       --         0
 Period
-------------------------------------------------------------------------------
FIDELITY VIP GROWTH STOCK - SERVICE CLASS
2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --       --       --   $10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --       --       --   $ 9.733
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --       --       --         0
 Period
-------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --       --       --   $10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --       --       --   $10.809
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --       --       --         0
 Period
-------------------------------------------------------------------------------
FIDELITY VIP MID CAP - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --       --       --   $10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --       --       --   $ 9.865
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --       --       --         0
 Period
-------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME
SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.713  $13.396  $14.553   $14.795
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $13.396  $14.553  $14.795   $16.966
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         2,264    3,823   6.,153     5,853
 Period
-------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES - CLASS
2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --  $10.000  $11.225   $11.202
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --  $11.225  $11.202   $13.008
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --       21    8,699    12,102
 Period
-------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH
SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --  $10.000  $10.520   $10.442
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --  $10.520  $10.442   $11.373
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --      855    6,540    10,578
 Period
-------------------------------------------------------------------------------

                                 133 PROSPECTUS

FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
- CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $11.054  $14.567  $17.704   $18.912
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $14.567  $17.704  $18.912   $21.729
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           976    2,767    6,785     8,871
 Period
-------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --  $10.000  $10.239   $10.298
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --  $10.239  $10.298   $10.520
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --      948    5,112     4,496
 Period
-------------------------------------------------------------------------------
FTVIP MUTUAL DISCOVERY SECURITIES - CLASS
2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --       --       --   $10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --       --       --   $11.004
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --       --       --         0
 Period
-------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.613  $12.690  $14.038   $15.242
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $12.690  $14.038  $15.242   $17.722
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         1,867   10,739   19,922    19,855
 Period
-------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS
SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $11.691  $16.880  $20.674   $25.875
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $16.880  $20.674  $25.875   $32.551
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           350      336    1,229     2,510
 Period
-------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES -
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.391  $13.603  $15.835   $17.133
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $13.603  $15.835  $17.133   $20.436
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           784    1,205    5,272     7,208
 Period
-------------------------------------------------------------------------------
LORD ABBETT SERIES - ALL VALUE
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --  $10.000  $10.906   $11.456
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --  $10.906  $11.456   $12.899
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --        0    3,526     3,767
 Period
-------------------------------------------------------------------------------
LORD ABBETT SERIES - BOND-DEBENTURE
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --  $10.000  $10.357   $10.305
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --  $10.357  $10.305   $11.066
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --      231    4,103     5,538
 Period
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH AND INCOME
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --  $10.000  $10.891   $11.043
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --  $10.891  $11.043   $12.720
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --        0    8,044     8,886
 Period
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH OPPORTUNITIES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --  $10.000  $11.139   $11.446
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --  $11.139  $11.446   $12.129
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --        0      619     2,182
 Period
-------------------------------------------------------------------------------
LORD ABBETT SERIES - MID-CAP VALUE
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --  $10.000  $11.122   $11.821
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --  $11.122  $11.821   $13.030
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --    2,613    7,948    10,684
 Period
-------------------------------------------------------------------------------
OPPENHEIMER MIDCAP/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.351  $12.395  $14.538   $15.990
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $12.395  $14.538  $15.990   $16.129
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of             0    1,411    5,300     7,872
 Period
-------------------------------------------------------------------------------
OPPENHEIMER BALANCED/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $11.119  $13.099  $14.127   $14.382
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $13.099  $14.124  $14.382   $15.659
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         2,730    5,437   12.155    14,260
 Period
-------------------------------------------------------------------------------
OPPENHEIMER CORE BOND/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --  $10.000  $10.105   $10.156
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --  $10.105  $10.156   $10.467
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --      154      434     1,211
 Period
-------------------------------------------------------------------------------

                                 134 PROSPECTUS

OPPENHEIMER CAPITAL APPRECIATION/VA -
SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.000  $12.281  $12.859   $13.244
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $12.281  $12.859  $13.244   $14.006
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of             0    5,193   21,126    25,942
 Period
-------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES/VA -
SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.093  $14.239  $16.624   $18.623
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $14.239  $16.624  $18.623   $21.467
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of             0      522    2,909     3,092
 Period
-------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME/VA - SERVICE
SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $11.744  $12.962  $13.842   $13.868
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $12.962  $13.842  $13.868   $14.877
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         1,202    5,536    5,806     3,417
 Period
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET(R)/VA - SERVICE
SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.474  $12.638  $13.547   $14.069
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $12.638  $13.547  $14.069   $15.857
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         2,312    4,625    7,523     8,057
 Period
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP(R)/VA -
SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.725  $14.668  $17.169   $18.501
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $14.668  $17.169  $18.501   $20.834
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         2,224    3,051    4,720     5,601
 Period
-------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND/VA - SERVICE
SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $11.258  $12.141  $12.929   $13.013
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $12.141  $12.929  $13.013   $13.706
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         3,492    7,464   14,993    15,156
 Period
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF
BOSTON - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.694  $12.087  $12.845   $13.120
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $12.087  $12.845  $13.120   $14.422
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         2,249    4,287    5,422     5,590
 Period
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION - CLASS
IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.762  $12.437  $13.327   $14.001
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $12.437  $13.327  $14.001   $15.519
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of             0    1,233    1,146     1,142
 Period
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $11.004  $13.509  $14.742   $15.236
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $13.509  $14.742  $15.236   $17.345
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         1,064    1,630    2,348     2,286
 Period
-------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES - CLASS IB
SUB-ACCOUNT (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.244  $11.306  $11.895   $13.225
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $11.306  $11.895  $13.225   $13.351
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           945      939        0         0
 Period
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $11.877  $13.349  $14.492   $14.674
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $13.349  $14.492  $14.674   $15.929
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         3,746    5,128    6,007     5,945
 Period
-------------------------------------------------------------------------------
PUTNAM VT INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.367  $10.446  $10.714   $10.771
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $10.446  $10.714  $10.771   $11.057
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         3,018    3,716    4,538     4,448
 Period
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.586  $13.386  $15.276   $16.833
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $13.386  $15.276  $16.833   $21.116
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         1,111    1,738    2,029     2,058
 Period
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.703  $12.996  $14.376   $15.363
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $12.996  $14.376  $15.363   $17.191
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of             0        0        0         0
 Period
-------------------------------------------------------------------------------

                                 135 PROSPECTUS

PUTNAM VT MONEY MARKET - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $ 9.947  $ 9.856  $ 9.743   $ 9.812
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $ 9.856  $ 9.743  $ 9.812   $10.060
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         4,544    4,596    9,369    10,435
 Period
-------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES - CLASS IB
SUB-ACCOUNT (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.990  $13.500  $14.625   $15.801
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $13.500  $14.625  $15.801   $16.847
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         1,055    1,047    1,039     1,031
 Period
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUE - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $11.332  $14.578  $16.526   $17.188
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $14.578  $16.526  $17.188   $19.584
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of             0    1,132    2,070     2,709
 Period
-------------------------------------------------------------------------------
PUTNAM VT RESEARCH - CLASS IB SUB-ACCOUNT
(1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.852  $13.100  $13.838   $14.272
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $13.100  $13.838  $14.272   $15.603
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of             0        0        0         0
 Period
-------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND INCOME -
CLASS IB SUB-ACCOUNT (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $11.658  $14.062  $16.793   $17.908
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $14.062  $16.793  $17.908   $22.343
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         1,542    1,597    1,379     1,284
 Period
-------------------------------------------------------------------------------
PUTNAM VT VISTA - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.809  $13.566  $15.802   $17.406
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $13.566  $15.802  $17.406   $18.027
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           742      738        0         0
 Period
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.589  $12.402  $12.793   $13.280
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $12.402  $12.793  $13.280   $13.752
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           564      564      860       859
 Period
-------------------------------------------------------------------------------
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS
II SUB-ACCOUNT(2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --  $10.000  $11.115   $12.129
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --  $11.115  $12.129   $12.499
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --        0        0         0
 Period
-------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK, CLASS II
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --  $10.000  $11.328   $11.583
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --  $11.328  $11.583   $13.202
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --    4,453   16,903    20,927
 Period
-------------------------------------------------------------------------------
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS II
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $ 9.939  $11.741  $12.313   $13.017
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $11.741  $12.313  $13.017   $13.120
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            52    3,902    5,033     3,591
 Period
-------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME, CLASS
II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.789  $13.359  $14.972   $16.134
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $13.359  $14.972  $16.134   $18.377
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            95    3,697    8,378     7,656
 Period
-------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET, CLASS II
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.000  $10.000  $ 9.875   $ 9.934
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $10.000  $ 9.875  $ 9.934   $10.164
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of             0    4,203    6,568     4,675
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF EMERGING MARKETS DEBT,
CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $12.302  $13.878  $15.003   $16.524
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $13.878  $15.003  $16.524   $17.982
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of             0      219    1,713     1,826
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY AND INCOME, CLASS
II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --  $10.000  $10.952   $11.550
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --  $10.952  $11.550   $12.771
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --    2,343    3,026     3,427
 Period
-------------------------------------------------------------------------------

                                 136 PROSPECTUS

VAN KAMPEN UIF EQUITY GROWTH, CLASS I
SUB-ACCOUNT (3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --  $10.000  $10.749   $12.215
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --  $10.749  $12.215   $12.490
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --      744      670       727
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH, CLASS II
SUB-ACCOUNT (3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --  $10.000  $10.723   $12.162
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --  $10.723  $12.162   $12.400
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --        0        0         0
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II
SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.000  $10.000  $11.075   $12.180
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $10.000  $11.075  $12.180   $14.536
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of             0    3,348   13,035    14,810
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH, CLASS II
SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --       --       --   $10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --       --       --   $ 9.820
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --       --       --       830
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF SMALL COMPANY GROWTH,
CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --  $10.000  $11.291   $17.582
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --  $11.291  $17.582   $19.312
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --    2,934    1,193     1,261
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS
I SUB-ACCOUNT (3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --  $10.000  $11.284   $12.455
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --  $11.284  $12.455   $14.764
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --        0    2,898     2,864
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS
II SUB-ACCOUNT (3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.000  $13.575  $15.858   $12.429
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $13.575  $15.858  $12.429   $14.725
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           388      712    1,702     1,930
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II
SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $11.392  $14.515  $19.397   $22.243
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $14.515  $19.397  $22.243   $30.075
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            43      530    3,393     3,107
 Period
-------------------------------------------------------------------------------


* The Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option were first offered with the MAV Death Benefit Option on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option and with the Mav Death Benefit Option on May 1, 2003, except for the Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Account, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government
- Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class I Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account, Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2004, the FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account, Lord Abbett Series - All Value Sub-Account, Lord Abbett Series - Bond-Debenture Sub-Account, Lord Abbett Series - Growth and Income Sub-Account, Lord Abbett Series - Growth Opportunities Sub-Account, Lord Abbett Series - Mid-Cap Value Sub-Account and Oppenheimer Core Bond/VA - Service Shares Sub-Account, which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. No Accumulation Unit Values are shown for the Variable Sub-Accounts first offered December 31, 2003, May 1, 2004 and October 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.19%.

(1) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.


                                137  PROSPECTUS

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) The Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity and Income, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.




                                138  PROSPECTUS

ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3 YEAR WITHDRAWAL CHARGE OPTION:
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (BASIC CONTRACT)
--------------------------------------------------------------------------------


 For the Years Beginning January 1           2003     2004     2005       2006
  * and Ending December 31,
-------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R)  - SERVICE
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of         --       --       --   $ 10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period        --       --       --   $ 10.263
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           --       --       --     75,240
 Period
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2010 - SERVICE
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of         --       --       --   $ 10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period        --       --       --   $ 10.454
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           --       --       --          0
 Period
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2020 - SERVICE
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of         --       --       --   $ 10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period        --       --       --   $ 10.484
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           --       --       --          0
 Period
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2030 - SERVICE
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of         --       --       --   $ 10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period        --       --       --   $ 10.493
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           --       --       --          0
 Period
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM INCOME - SERVICE
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of         --       --       --   $ 10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period        --       --       --   $ 10.345
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           --       --       --          0
 Period
-------------------------------------------------------------------------------
FIDELITY VIP GROWTH STOCK - SERVICE
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of         --       --       --   $ 10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period        --       --       --   $  9.739
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           --       --       --          0
 Period
-------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of         --       --       --   $ 10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period        --       --       --   $ 10.816
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           --       --       --          0
 Period
-------------------------------------------------------------------------------
FIDELITY VIP MID CAP - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of         --       --       --   $ 10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period        --       --       --   $  9.872
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           --       --       --     64,140
 Period
-------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME
SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of    $10.716  $13.409  $14.582   $ 14.840
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period   $13.409  $14.582  $14.840   $ 17.034
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of        8,432   3,7104   43,352     52,095
 Period
-------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES - CLASS
2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of         --  $10.000  $11.233   $ 11.221
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period        --  $11.233  $11.221   $ 13.044
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           --      605   51,851    237,773
 Period
-------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH
SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of         --  $10.000  $10.523   $ 10.455
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period        --  $10.523  $10.455   $ 11.399
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           --        0   10,410     79,768
 Period
-------------------------------------------------------------------------------

                                 139 PROSPECTUS

FTVIP FRANKLIN SMALL CAP VALUE
SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of    $11.057  $14.581  $17.739   $ 18.969
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period   $14.581  $17.739  $18.969   $ 21.816
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of        3,965   14,861   18,349     38,893
 Period
-------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of         --  $10.000  $10.246   $ 10.315
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period        --  $10.246  $10.315   $ 10.549
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           --    6,487    8,481      9,117
 Period
-------------------------------------------------------------------------------
FTVIP MUTUAL DISCOVERY SECURITIES -
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of         --       --       --   $ 10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period        --       --       --   $ 11.011
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           --       --       --      9,345
 Period
-------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of    $10.616  $12.703  $14.065   $ 15.288
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period   $12.703  $14.065  $15.288   $ 17.793
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of       19,729   48,032   55,523    113,535
 Period
-------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS
SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of    $11.694  $16.896  $20.715   $ 25.952
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period   $16.896  $20.715  $25.952   $ 32.682
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of        4,361    6,424    7.093     16,719
 Period
-------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES -
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of    $10.394  $13.616  $15.866   $ 17.185
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period   $13.616  $15.866  $17.185   $ 20.518
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of        6,224   14,254   21,655     84,703
 Period
-------------------------------------------------------------------------------
LORD ABBETT SERIES - ALL VALUE
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of         --  $10.000  $10.909   $ 11.471
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period        --  $10.909  $11.471   $ 12.929
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           --        0        0      2,842
 Period
-------------------------------------------------------------------------------
LORD ABBETT SERIES - BOND-DEBENTURE
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of         --  $10.000  $10.360   $ 10.319
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period        --  $10.360  $10.319   $ 11.091
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           --        0    6,344     35,150
 Period
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH AND INCOME
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of         --  $10.000  $10.893   $ 11.057
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period        --  $10.893  $11.057   $ 12.749
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           --        0    5,019     44,925
 Period
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH
OPPORTUNITIES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of         --  $10.000  $11.141   $ 11.460
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period        --  $11.141  $11.460   $ 12.156
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           --      668    1,668     22,083
 Period
-------------------------------------------------------------------------------
LORD ABBETT SERIES - MID-CAP VALUE
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of         --  $10.000  $11.124   $ 11.836
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period        --  $11.124  $11.836   $ 13.060
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           --      291   14,350     29,212
 Period
-------------------------------------------------------------------------------
OPPENHEIMER MIDCAP/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of    $10.354  $12.406  $14.567   $ 16.038
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period   $12.406  $14.567  $16.038   $ 16.193
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of       10,985    6,140    8,220     12,186
 Period
-------------------------------------------------------------------------------
OPPENHEIMER BALANCED/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of    $11.122  $13.112  $14.152   $ 14.425
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period   $13.112  $14.152  $14.425   $ 15.722
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of          846   20,785   23,448     28,129
 Period
-------------------------------------------------------------------------------
OPPENHEIMER CORE BOND/VA - SERVICE
SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of         --  $10.000  $10.108   $ 10.169
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period        --  $10.108  $10.169   $ 10.491
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           --        0    2,640     42,728
 Period
-------------------------------------------------------------------------------

                                 140 PROSPECTUS

OPPENHEIMER CAPITAL APPRECIATION/VA -
SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of    $10.000  $12.289  $12.881   $ 13.280
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period   $12.289  $12.881  $13.280   $ 14.059
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of       13,673   40,711   49,129     74,967
 Period
-------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES/VA -
SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of    $10.096  $14.253  $16.657   $ 18.679
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period   $14.253  $16.657  $18.679   $ 21.553
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of        9,390   15,013   15,082      9,336
 Period
-------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME/VA - SERVICE
SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of    $11.747  $12.975  $13.869   $ 13.909
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period   $12.975  $13.869  $13.909   $ 14.936
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of        9,456   27,387   26,035     38,423
 Period
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET(R)/VA - SERVICE
SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of    $10.477  $12.650  $13.574   $ 14.111
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period   $12.650  $13.574  $14.111   $ 15.921
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of       24,286   53,985   59,708    104,094
 Period
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
- SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of    $10.728  $14.682  $17.203   $ 18.556
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period   $14.682  $17.203  $18.556   $ 20.918
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of       18,897   21,948   25,020     49,524
 Period
-------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND/VA - SERVICE
SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of    $11.262  $12.153  $12.955   $ 13.052
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period   $12.153  $12.955  $13.052   $ 13.761
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of       10,897   38,272   49,026     79,357
 Period
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF
BOSTON - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of    $10.696  $12.098  $12.870   $ 13.159
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period   $12.098  $12.870  $13.159   $ 14.480
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of        7,365   13,878   15,027     10,919
 Period
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of    $10.765  $12.448  $13.353   $ 14.043
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period   $12.448  $13.353  $14.043   $ 15.582
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of        5,167   33,396   36,742     43,218
 Period
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of    $11.007  $13.522  $14.771   $ 15.281
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period   $13.522  $14.771  $15.281   $ 17.414
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of        2,526   12,596    6,599     10,307
 Period
-------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES - CLASS IB
SUB-ACCOUNT (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of    $10.247  $11.317  $11.919   $ 13.264
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period   $11.317  $11.919  $13.264   $ 13.405
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of        5,155    5,082    4,999      1,967
 Period
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of    $11.881  $13.362  $14.521   $ 14.718
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period   $13.362  $14.521  $14.718   $ 15.993
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of        2,724    8,446   15,365     23,557
 Period
-------------------------------------------------------------------------------
PUTNAM VT INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of    $10.370  $10.456  $10.735   $ 10.803
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period   $10.456  $10.735  $10.803   $ 11.101
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of        5,326   24.136   34,889     66,601
 Period
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY - CLASS
IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of    $10.589  $13.399  $15.306   $ 16.884
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period   $13.399  $15.306  $16.884   $ 21.200
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of        4,101    3,843    6,029     14,298
 Period
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of    $10.706  $13.008  $14.405   $ 15.409
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period   $13.008  $14.405  $15.409   $ 17.260
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of        3,838    2,448    3,059      4,768
 Period
-------------------------------------------------------------------------------

                                 141 PROSPECTUS

PUTNAM VT MONEY MARKET - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of    $ 9.950  $ 9.865  $ 9.763   $  9.841
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period   $ 9.865  $ 9.763  $ 9.841   $ 10.100
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of        3,133   20,407   41,957    175,649
 Period
-------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES - CLASS IB
SUB-ACCOUNT (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of    $10.993  $13.513  $14.654   $ 15.849
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period   $13.513  $14.654  $15.849   $ 16.915
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of        5,502   10,471    8,985      8,877
 Period
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUE - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of    $11.336  $14.592  $16.559   $ 17.239
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period   $14.592  $16.559  $17.239   $ 19.663
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of        2,804    5,708    8,828     24,367
 Period
-------------------------------------------------------------------------------
PUTNAM VT RESEARCH - CLASS IB
SUB-ACCOUNT (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of    $10.855  $13.112  $13.865   $ 14.315
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    13.112  $13.865  $14.315   $ 15.665
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of        1,836    2,945    3,078      3,060
 Period
-------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND INCOME -
CLASS IB SUB-ACCOUNT (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of    $11.662  $14.075  $16.826   $ 17.961
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period   $14.075  $16.826  $17.961   $ 22.432
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of          297      296      294        292
 Period
-------------------------------------------------------------------------------
PUTNAM VT VISTA - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of    $10.812  $13.579  $15.833   $ 17.458
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period   $13.579  $15.833  $17.458   $ 18.099
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of        2,377     2667    3,088      2,868
 Period
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of    $10.592  $12.414  $12.818   $ 13.320
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period   $12.414  $12.818  $13.320   $ 13.807
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of       13,811   21,830   20,595     17,832
 Period
-------------------------------------------------------------------------------
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS
II SUB-ACCOUNT(2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of         --  $10.000  $11.122   $ 12.150
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period        --  $11.122  $12.150   $ 12.533
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           --   23,846   17,884      9,452
 Period
-------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK, CLASS II
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of         --  $10.000  $11.336   $ 11.603
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period        --  $11.336  $11.603   $ 13.237
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           --    7,590   22,285     63,207
 Period
-------------------------------------------------------------------------------
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS
II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of    $ 9.942  $11.753  $12.337   $ 13.056
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period   $11.753  $12.337  $13.056   $ 13.172
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of        3,104    6,517    7,990     10,334
 Period
-------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME, CLASS
II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of    $10.793  $13.371  $15.002   $ 16.182
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period   $13.371  $15.002  $16.182   $ 18.451
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of        3,839   21,593   23,960     42,758
 Period
-------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET, CLASS II
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of    $10.000  $10.000  $ 9.885   $  9.955
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period   $10.000  $ 9.885  $ 9.955   $ 10.195
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            0   20,550   24,665     21,083
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF EMERGING MARKETS DEBT,
CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of    $12.306  $13.891  $15.033   $ 16.573
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period   $13.891  $15.033  $16.573   $ 18.054
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of        7,725    4,608   12,483     20,414
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY AND INCOME, CLASS
II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of         --  $10.000  $10.959   $ 11.570
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period        --  $10.959  $11.570   $ 12.805
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           --    2,575   10,716     27,269
 Period
-------------------------------------------------------------------------------

                                 142 PROSPECTUS

VAN KAMPEN UIF EQUITY GROWTH, CLASS I
SUB-ACCOUNT (3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of         --  $10.000  $10.756   $ 12.236
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period        --  $10.756  $12.236   $ 12.524
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           --    6,134    5,392      4,923
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH, CLASS II
SUB-ACCOUNT (3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of         --  $10.000  $10.731   $ 12.183
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period        --  $10.731  $12.183   $ 12.434
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           --      817      817        697
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS
II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of    $10.000  $10.000  $11.086   $ 12.205
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period   $10.000  $11.086  $12.205   $ 14.580
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            0      624    8,680     60,798
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH, CLASS II
SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of         --       --       --   $ 10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period        --       --       --   $  9.826
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           --       --       --     18,040
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF SMALL COMPANY GROWTH,
CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of    $10.000  $13.584  $15.885   $ 17.630
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period   $13.584  $15.885  $17.630   $ 19.384
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of        1,839    2,737    2,992      2,453
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS
I SUB-ACCOUNT (3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of         --  $10.000  $11.299   $ 12.476
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period        --  $11.299  $12.476   $ 14.804
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           --   13,277   12,409     11,465
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS
II SUB-ACCOUNT (3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of         --  $10.000  $11.292   $ 12.451
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period        --  $11.292  $12.451   $ 14.765
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           --    1,344    2.342     14,455
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS
II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of    $11.395  $14.529  $19.436   $ 22.309
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period   $14.529  $19.436  $22.309   $ 30.195
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of        4,964   15,507   15,247     16,434
 Period
-------------------------------------------------------------------------------

* The Allstate Advisor Preferred Contracts with 3 Year Withdrawal Charge Option and all of the Variable Sub-Accounts shown above were first offered under the Allstate Advisor Preferred Contracts with 3 Year Withdrawal Charge Option on May 1, 2003, except for the Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Account, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government - Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class I Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account, Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2004, the FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account, Lord Abbett Series - All Value Sub-Account, Lord Abbett Series - Bond-Debenture Sub-Account, Lord Abbett Series
- Growth and Income Sub-Account, Lord Abbett Series - Growth Opportunities Sub-Account, Lord Abbett Series - Mid-Cap Value Sub-Account and Oppenheimer Core Bond/VA - Service Shares Sub-Account, which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. No Accumulation Unit Values are shown for the Variable Sub-Accounts first offered December 31, 2003, May 1, 2004 and October 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administrative expense charge of 0.19%.

(1) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.


                                143  PROSPECTUS

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) The Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity and Income, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.






                                144  PROSPECTUS

ALLSTATE ADVISOR PREFERRED CONTRACTS WITH 3 YEAR WITHDRAWAL CHARGE OPTION:
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (WITH THE MAV DEATH BENEFIT OPTION)
--------------------------------------------------------------------------------


 For the Years Beginning January 1           2003     2004     2005       2006
  * and Ending December 31,
-------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R)  - SERVICE
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of         --       --       --   $ 10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period        --       --       --   $ 10.249
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           --       --       --     20,221
 Period
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2010 - SERVICE
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of         --       --       --   $ 10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period        --       --       --   $ 10.440
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           --       --       --          0
 Period
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2020 - SERVICE
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of         --       --       --   $ 10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period        --       --       --   $ 10.470
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           --       --       --          0
 Period
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2030 - SERVICE
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of         --       --       --   $ 10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period        --       --       --   $ 10.479
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           --       --       --          0
 Period
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM INCOME - SERVICE
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of         --       --       --   $ 10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period        --       --       --   $ 10.331
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           --       --       --          0
 Period
-------------------------------------------------------------------------------
FIDELITY VIP GROWTH STOCK - SERVICE
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of         --       --       --   $ 10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period        --       --       --   $  9.726
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           --       --       --          0
 Period
-------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of         --       --       --   $ 10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period        --       --       --   $ 10.802
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           --       --       --          0
 Period
-------------------------------------------------------------------------------
FIDELITY VIP MID CAP - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of         --       --       --   $ 10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period        --       --       --   $  9.858
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           --       --       --        877
 Period
-------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME
SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of    $10.707  $13.380  $14.520   $ 14.747
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period   $13.380  $14.520  $14.747   $ 16.894
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of       15,810   28,856   58,515     65,430
 Period
-------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES - CLASS
2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of         --  $10.000  $11.217   $ 11.183
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period        --  $11.217  $11.183   $ 12.973
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           --    3,422   58,105    126,234
 Period
-------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH
SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of         --  $10.000  $10.517   $ 10.428
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period        --  $10.517  $10.428   $ 11.347
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           --        0   27,658     48,480
 Period
-------------------------------------------------------------------------------

                                 145 PROSPECTUS

FTVIP FRANKLIN SMALL CAP VALUE
SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of    $11.048  $14.549  $17.664   $ 18.850
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period   $14.549  $17.664  $18.850   $ 21.636
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of        6,721   13,182   25,322     27,998
 Period
-------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of         --  $10.000  $10.232   $ 10.280
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period        --  $10.232  $10.280   $ 10.492
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           --      873    7,265      9,859
 Period
-------------------------------------------------------------------------------
FTVIP MUTUAL DISCOVERY SECURITIES -
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of         --       --       --   $ 10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period        --       --       --   $ 10.996
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           --       --       --      4,757
 Period
-------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of    $10.608  $12.675  $14.006   $ 15.193
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period   $12.675  $14.006  $15.193   $ 17.646
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of       34,893   55,224   64,458     65,197
 Period
-------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS
SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of    $11.684  $16.859  $20.628   $ 25.790
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period   $16.859  $20.628  $25.790   $ 32.412
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of        1,139    3,004    7,242      9,684
 Period
-------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES -
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of    $10.385  $13.586  $15.799   $ 17.078
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period   $13.586  $15.799  $17.078   $ 20.349
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of        2,279    8,903   22,915     36,820
 Period
-------------------------------------------------------------------------------
LORD ABBETT SERIES - ALL VALUE
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of         --  $10.000  $10.904   $ 11.442
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period        --  $10.904  $11.442   $ 12.870
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           --      600    5,569      7,790
 Period
-------------------------------------------------------------------------------
LORD ABBETT SERIES - BOND-DEBENTURE
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of         --  $10.000  $10.355   $ 10.292
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period        --  $10.355  $10.292   $ 11.040
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           --        0    9,775     18,761
 Period
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH AND INCOME
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of         --  $10.000  $10.888   $ 11.029
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period        --  $10.888  $11.029   $ 12.691
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           --       14   26,977     20,068
 Period
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH
OPPORTUNITIES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of         --  $10.000  $11.136   $ 11.431
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period        --  $11.136  $11.431   $ 12.101
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           --        0   10,172     14,247
 Period
-------------------------------------------------------------------------------
LORD ABBETT SERIES - MID-CAP VALUE
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of         --  $10.000  $11.119   $ 11.806
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period        --  $11.119  $11.806   $ 13.001
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           --      262   29,326     23,441
 Period
-------------------------------------------------------------------------------
OPPENHEIMER MIDCAP/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of    $10.345  $12.379  $14.505   $ 15.938
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period   $12.379  $14.505  $15.938   $ 16.060
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of        6,786   19,546   29,242     28,277
 Period
-------------------------------------------------------------------------------
OPPENHEIMER BALANCED/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of    $11.113  $13.083  $14.093   $ 14.335
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period   $13.083  $14.093  $14.335   $ 15.592
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of        2,676    5,519    6,356      5,411
 Period
-------------------------------------------------------------------------------
OPPENHEIMER CORE BOND/VA - SERVICE
SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of         --  $10.000  $10.102   $ 10.143
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period        --  $10.102  $10.143   $ 10.443
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           --        0      876     11,280
 Period
-------------------------------------------------------------------------------

                                 146 PROSPECTUS

OPPENHEIMER CAPITAL APPRECIATION/VA -
SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of    $10.000  $12.273  $12.837   $ 13.208
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period   $12.273  $12.837  $13.208   $ 13.954
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of       22,984   42,490   84,492     83,257
 Period
-------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES/VA -
SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of    $10.087  $14.222  $16.587   $ 18.563
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period   $14.222  $16.587  $18.563   $ 21.375
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of        9,837   19,736   23,218     16,376
 Period
-------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME/VA - SERVICE
SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of    $11.737  $12.946  $13.811   $ 13.822
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period   $12.946  $13.811  $13.822   $ 14.813
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of        6,398   14,522   40,776     52,833
 Period
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET(R)/VA - SERVICE
SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of    $10.468  $12.623  $13.517   $ 14.023
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period   $12.623  $13.517  $14.023   $ 15.790
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of       30,068   35,349   57,338     52,345
 Period
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
- SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of    $10.719  $14.650  $17.130   $ 18.440
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period   $14.650  $17.130  $18.440   $ 20.745
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of        3,694    8,506   16,907     21,448
 Period
-------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND/VA - SERVICE
SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of    $11.252  $12.126  $12.900   $ 12.971
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period   $12.126  $12.900  $12.971   $ 13.647
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of       16,382   25,105   64,859     85,779
 Period
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF
BOSTON - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of    $10.687  $12.072  $12.816   $ 13.077
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period   $12.072  $12.816  $13.077   $ 14.360
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of        9,452   19,743   17,069     17,373
 Period
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of    $10.757  $12.421  $13.297   $ 13.956
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period   $12.421  $13.297  $13.956   $ 15.453
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of          379    9,858   15,892     15,812
 Period
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of    $10.998  $13.493  $14.709   $ 15.186
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period   $13.493  $14.709  $15.186   $ 17.270
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of        7.676   19,398   19,035     17,946
 Period
-------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES - CLASS IB
SUB-ACCOUNT (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of    $10.238  $11.292  $11.868   $ 13.181
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period   $11.292  $11.868  $13.181   $ 13.294
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of        3,293    4,800    4,664      4,601
 Period
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of    $11.871  $13.333  $14.460   $ 14.626
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period   $13.333  $14.460  $16.262   $ 15.861
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of        8,249   10,766    9,700      8,786
 Period
-------------------------------------------------------------------------------
PUTNAM VT INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of    $10.361  $10.433  $10.689   $ 10.736
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period   $10.433  $10.689  $10.736   $ 11.009
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of       19,681   45,714   54,325     61,421
 Period
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY - CLASS
IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of    $10.580  $13.370  $15.242   $ 16.778
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period   $13.370  $15.242  $16.778   $ 21.025
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of        4,371    6,108   14,348     16,766
 Period
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of    $10.697  $12.980  $14.344   $ 15.313
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period   $12.980  $14.344  $15.313   $ 17.118
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of        1,815    2,184    2,372      2,570
 Period
-------------------------------------------------------------------------------

                                 147 PROSPECTUS

PUTNAM VT MONEY MARKET - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of    $ 9.942  $ 9.844  $ 9.721   $  9.779
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period   $ 9.844  $ 9.721  $ 9.779   $ 10.017
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of       13,867   24,165   36,805     90,326
 Period
-------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES - CLASS IB
SUB-ACCOUNT (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of    $10.984  $13.484  $14.592   $ 15.750
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period   $13.484  $14.592  $15.750   $ 16.775
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of        4,012    5,503    5,538      5,509
 Period
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUE - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of    $11.326  $14.560  $16.489   $ 17.132
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period   $14.560  $16.489  $17.132   $ 19.501
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            0    3,629    7,761      8,767
 Period
-------------------------------------------------------------------------------
PUTNAM VT RESEARCH - CLASS IB
SUB-ACCOUNT (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of    $10.846  $13.083  $13.807   $ 14.225
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period   $13.083  $13.807  $14.225   $ 15.536
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of        1,456    1,474    1,497      1,304
 Period
-------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND INCOME -
CLASS IB SUB-ACCOUNT (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of    $11.652  $14.045  $16.755   $ 17.849
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period   $14.045  $16.755  $17.849   $ 22.247
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of          133    1,306    1,328      1,222
 Period
-------------------------------------------------------------------------------
PUTNAM VT VISTA - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of    $10.803  $13.549  $15.767   $ 17.349
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period   $13.549  $15.767  $17.349   $ 17.950
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of        1,258    1,226    2,200      2,265
 Period
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of    $10.583  $12.387  $12.764   $ 13.237
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period   $12.387  $12.764  $13.237   $ 13.693
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of       10,451   14,037   15,500     14,345
 Period
-------------------------------------------------------------------------------
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS
II SUB-ACCOUNT(2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of         --  $10.000  $11.107   $ 12.109
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period        --  $11.107  $12.109   $ 12.465
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           --    7,041    4,521      3,924
 Period
-------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK, CLASS II
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of         --  $10.000  $11.320   $ 11.563
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period        --  $11.320  $11.563   $ 13.166
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           --    4,856   40,679     63,321
 Period
-------------------------------------------------------------------------------
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS
II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of    $ 9.934  $11.727  $12.285   $ 12.974
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period   $11.727  $12.285  $12.974   $ 13.064
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of        5,703    8,321   16,881     17,639
 Period
-------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME, CLASS
II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of    $10.784  $13.342  $14.938   $ 16.081
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period   $13.342  $14.938  $16.081   $ 18.299
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of       12,658   19,866   27,176     31,255
 Period
-------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET, CLASS II
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of    $10.000  $10.000  $ 9.865   $  9.914
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period   $10.000  $ 9.865  $ 9.914   $ 10.133
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            0   10.937   11,668     11,813
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF EMERGING MARKETS DEBT,
CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of    $12.295  $13.861  $14.969   $ 16.470
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period   $13.861  $14.969  $16.470   $ 17.905
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of        3,899    3,509   10,513      9,333
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY AND INCOME, CLASS
II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of         --  $10.000  $10.944   $ 11.531
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period        --  $10.944  $11.531   $ 12.736
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           --    5,396   21,629     27,185
 Period
-------------------------------------------------------------------------------

                                 148 PROSPECTUS

VAN KAMPEN UIF EQUITY GROWTH, CLASS I
SUB-ACCOUNT (3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of         --  $10.000  $10.741   $ 12.195
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period        --  $10.741  $12.195   $ 12.456
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           --    9,501   11,303     10,988
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH, CLASS II
SUB-ACCOUNT (3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of         --  $10.000  $10.716   $ 12.142
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period        --  $10.716  $12.142   $ 12.367
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           --      655      644        678
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS
II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of    $10.000  $10.000  $11.064   $ 12.155
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period   $10.000  $11.064  $12.155   $ 14.491
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            0    6,609   17,155     23,272
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH, CLASS II
SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of         --       --       --   $ 10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period        --       --       --   $  9.813
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           --       --       --      1,122
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF SMALL COMPANY GROWTH,
CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of    $10.000  $13.566  $15.831   $ 17.534
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period   $13.566  $15.831  $17.534   $ 19.240
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of          923    2,519    6,030      4,659
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS
I SUB-ACCOUNT (3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of         --  $10.000  $11.283   $ 12.433
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period        --  $11.283  $12.433   $ 14.724
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           --   32,829   18,996      8,308
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS
II SUB-ACCOUNT (3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of         --  $10.000  $11.277   $ 12.408
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period        --  $11.277   12.408   $ 14.685
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           --    4,582   17,365     26,742
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS
II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of    $11.385  $14.497  $19.354   $ 22.170
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period   $14.497  $19.354  $22.170   $ 29.946
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of          985    5,419    6,268      7,512
 Period
-------------------------------------------------------------------------------


* The Allstate Advisor Preferred Contracts with 3 Year Withdrawal Charge Option were first offered with the MAV Death Benefit Option on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Allstate Advisor Preferred Contracts with 3 Year Withdrawal Charge Option and with theMAV Death Benefit Option on May 1, 2003, except for the Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Account, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government
- Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class I Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account, Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2004, the FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account, Lord Abbett Series - All Value Sub-Account, Lord Abbett Series - Bond-Debenture Sub-Account, Lord Abbett Series - Growth and Income Sub-Account, Lord Abbett Series - Growth Opportunities Sub-Account, Lord Abbett Series - Mid-Cap Value Sub-Account and Oppenheimer Core Bond/VA - Service Shares Sub-Account, which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. No Accumulation Unit Values are shown for the Variable Sub-Accounts first offered December 31, 2003, May 1, 2004 and October 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.19%.

(1) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.


                                149  PROSPECTUS

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) The Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity and Income, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.








                                150  PROSPECTUS

ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO WITHDRAWAL CHARGE OPTION:
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*(BASIC CONTRACT)
--------------------------------------------------------------------------------


 For the Years Beginning January 1            2003     2004     2005      2006
  * and Ending December 31,
-------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R)  - SERVICE
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --       --       --   $10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --       --       --   $10.256
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --       --       --     2,402
 Period
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS
2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --       --       --   $10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --       --       --   $10.447
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --       --       --         0
 Period
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS
2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --       --       --   $10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --       --       --   $10.477
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --       --       --         0
 Period
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS
2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --       --       --   $10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --       --       --   $10.486
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --       --       --         0
 Period
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM INCOME - SERVICE
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --       --       --   $10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --       --       --   $10.338
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --       --       --         0
 Period
-------------------------------------------------------------------------------
FIDELITY VIP GROWTH STOCK - SERVICE CLASS
2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --       --       --   $10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --       --       --   $ 9.733
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --       --       --         0
 Period
-------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --       --       --   $10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --       --       --   $10.809
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --       --       --         0
 Period
-------------------------------------------------------------------------------
FIDELITY VIP MID CAP - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --       --       --   $10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --       --       --   $ 9.865
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --       --       --         0
 Period
-------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME
SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.710  $13.392  $14.549   $14.791
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $13.392  $14.549  $14.791   $16.961
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           299    4,495    6,520     6,574
 Period
-------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES - CLASS
2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --  $10.000  $11.225   $11.202
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --  $11.225  $11.202   $13.008
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --    9,968   37,873    63,160
 Period
-------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH
SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --  $10.000  $10.520   $10.442
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --  $10.520  $10.442   $11.373
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --        0   33,583    22,804
 Period
-------------------------------------------------------------------------------

                                 151 PROSPECTUS

FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
- CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $11.051  $14.563  $17.699   $18.907
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $14.563  $17.699  $18.907   $21.723
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           278    1,636    9,689    10,325
 Period
-------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --  $10.000  $10.239   $10.298
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --  $10.239  $10.298   $10.520
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --   13,046   18,205     8,579
 Period
-------------------------------------------------------------------------------
FTVIP MUTUAL DISCOVERY SECURITIES - CLASS
2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --       --       --   $10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --       --       --   $11.004
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --       --       --         0
 Period
-------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.611  $12.687  $14.034   $15.238
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $12.687  $14.034  $15.238   $17.717
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         1,594    3,383    8,826    13,863
 Period
-------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS
SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $11.687  $16.875  $20.668   $25.867
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $16.875  $20.668  $25.867   $32.542
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           159      322    1,176     5,344
 Period
-------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES -
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.388  $13.599  $15.830   $17.129
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $13.599  $15.830  $17.129   $20.431
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           610    1,194    8,730    14,552
 Period
-------------------------------------------------------------------------------
LORD ABBETT SERIES - ALL VALUE
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --  $10.000  $10.906   $11.456
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --  $10.906  $11.456   $12.899
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --        0    7,494     5,442
 Period
-------------------------------------------------------------------------------
LORD ABBETT SERIES - BOND-DEBENTURE
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --  $10.000  $10.357   $10.305
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --  $10.357  $10.305   $11.066
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --    1,321    8,492    11,336
 Period
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH AND INCOME
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --  $10.000  $10.891   $11.043
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --  $10.891  $11.043   $12.720
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --        0    3,897     4,366
 Period
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH OPPORTUNITIES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --  $10.000  $11.139   $11.446
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --  $11.139  $11.446   $12.129
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --        0      818       880
 Period
-------------------------------------------------------------------------------
LORD ABBETT SERIES - MID-CAP VALUE
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --  $10.000  $11.122   $11.821
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --  $11.122  $11.821   $13.030
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --        0    5,819    21,990
 Period
-------------------------------------------------------------------------------
OPPENHEIMER MIDCAP/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.348  $12.391  $14.534   $15.986
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $12.391  $14.534  $15.986   $16.124
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of             0        0    1,897     3,591
 Period
-------------------------------------------------------------------------------
OPPENHEIMER BALANCED/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $11.116  $13.095  $14.121   $14.378
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $13.095  $14.121  $14.378   $15.654
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of             0    1,244    7,053    17,792
 Period
-------------------------------------------------------------------------------
OPPENHEIMER CORE BOND/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --  $10.000  $10.105   $10.156
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --  $10.105  $10.156   $10.467
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --        0    1,187     7,343
 Period
-------------------------------------------------------------------------------

                                 152 PROSPECTUS

OPPENHEIMER CAPITAL APPRECIATION/VA -
SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.000  $12.281  $12.859   $13.244
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $12.281  $12.859  $13.244   $14.006
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           524    4,906   31,934    32,688
 Period
-------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES/VA -
SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.090  $14.235  $16.620   $18.618
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $14.235  $16.620  $18.618   $21.461
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of             0    1,886    2,762     5,100
 Period
-------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME/VA - SERVICE
SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $11.740  $12.959  $13.838   $13.864
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $12.959  $13.838  $13.864   $14.873
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           608    1,588    6,558     7,470
 Period
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET(R)/VA - SERVICE
SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.471  $12.635  $13.543   $14.065
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $12.635  $13.543  $14.065   $15.853
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         1,491    2,943   13,693    16,371
 Period
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP(R)/VA -
SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.722  $14.664  $17.164   $18.496
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $14.664  $17.164  $18.496   $20.828
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           562      660    4,544     8,429
 Period
-------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND/VA - SERVICE
SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $11.255  $12.138  $12.926   $13.010
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $12.138  $12.926  $13.010   $13.702
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         1,996    7,818   21,442    34,252
 Period
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF
BOSTON - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.690  $12.084  $12.841   $13.117
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $12.084  $12.841  $13.117   $14.418
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         2,053    2,049    2,173     2,004
 Period
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION - CLASS
IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.760  $12.433  $13.323   $13.997
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $12.433  $13.323  $13.997   $15.515
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of             0        0   35,895    34,912
 Period
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $11.001  $13.506  $14.738   $15.231
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $13.506  $14.738   15.231   $17.340
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           587      622   13,422    19,569
 Period
-------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES - CLASS IB
SUB-ACCOUNT (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.241  $11.303  $11.892   $13.221
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $11.303  $11.892  $13.221   $13.348
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of             0        0        0         0
 Period
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $11.874  $13.345  $14.488   $14.670
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $13.345  $14.488  $14.670   $15.925
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         5,578    2,680    5,174     6,047
 Period
-------------------------------------------------------------------------------
PUTNAM VT INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.364  $10.443  $10.711   $10.768
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $10.443  $10.711  $10.768   $11.054
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         4,440   10,371   60,273    60,831
 Period
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.583  $13.383  $15.272   $16.829
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $13.383  $15.272  $16.829   $21.110
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           196      190   28,155     7,923
 Period
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.700  $12.992  $14.373   $15.359
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $12.992  $14.373  $15.359   $17.187
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of             0        0      107       955
 Period
-------------------------------------------------------------------------------

                                 153 PROSPECTUS

PUTNAM VT MONEY MARKET - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $ 9.945  $ 9.853  $ 9.741   $ 9.809
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $ 9.853  $ 9.741  $ 9.809   $10.057
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         1,229    5,749   28,038    88,024
 Period
-------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES - CLASS IB
SUB-ACCOUNT (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.987  $13.497  $14.621   $15.797
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $13.497  $14.621  $15.797   $16.843
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of             0       27       31         0
 Period
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUE - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $11.329  $14.574  $16.522   $17.183
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $14.574  $16.522  $17.183   $19.579
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of             0      204    1,090     2,179
 Period
-------------------------------------------------------------------------------
PUTNAM VT RESEARCH - CLASS IB SUB-ACCOUNT
(1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.849  $13.096  $13.834   $14.268
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $13.096  $13.834  $14.268   $15.599
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of             0        0        0         0
 Period
-------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND INCOME -
CLASS IB SUB-ACCOUNT (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $11.655  $14.058  $16.789   $17.903
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $14.058  $16.789  $17.903   $22.337
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of             0        0        0         0
 Period
-------------------------------------------------------------------------------
PUTNAM VT VISTA - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.806  $13.562  $15.798   $17.401
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $13.562  $15.798  $17.401   $18.022
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of             0        0       50        50
 Period
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.586  $12.398  $12.789   $13.276
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $12.398  $12.789  $13.276   $13.748
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           508      546    3,823    11,799
 Period
-------------------------------------------------------------------------------
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS
II SUB-ACCOUNT(2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --  $10.000  $11.115   $12.129
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --  $11.115  $12.129   $12.499
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --        0    3,822     3,822
 Period
-------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK, CLASS II
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --  $10.000  $11.328   $11.583
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --  $11.328  $11.583   $13.202
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --    1,533    9,319    10,911
 Period
-------------------------------------------------------------------------------
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS II
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $ 9.936  $11.738  $12.309   $13.013
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $11.738  $12.309  $13.013   $13.116
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of             0      274   10,757     2,296
 Period
-------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME, CLASS
II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.787  $13.355  $14.968   $16.129
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $13.355  $14.968  $16.129   $18.372
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of             0        3    1.357     2,338
 Period
-------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET, CLASS II
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.000  $10.000  $ 9.875   $ 9.934
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $10.000  $ 9.875  $ 9.934   $10.164
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of             0        0    3,657     3,581
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF EMERGING MARKETS DEBT,
CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $12.299  $13.874  $14.999   $16.519
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $13.874  $14.999  $16.519   $17.977
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of             0        3    3,240     2,610
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY AND INCOME, CLASS
II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --  $10.000  $10.952   $11.550
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --  $10.952  $11.550   $12.771
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --      224   46,775    46,419
 Period
-------------------------------------------------------------------------------

                                 154 PROSPECTUS

VAN KAMPEN UIF EQUITY GROWTH, CLASS I
SUB-ACCOUNT (3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --  $10.000  $10.749   $12.215
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --  $10.749  $12.215   $12.490
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --      398      374       369
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH, CLASS II
SUB-ACCOUNT (3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --  $10.000  $10.723   $12.162
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --  $10.723  $12.162   $12.400
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --      942      792       678
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II
SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.000  $10.000  $11.075   $12.180
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $10.000  $11.075  $12.180   $14.536
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of             0      961    5,015     5,162
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH, CLASS II
SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --       --       --   $10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --       --       --   $ 9.820
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --       --       --       859
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF SMALL COMPANY GROWTH,
CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.000  $13.575  $15.858   $17.582
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $13.575  $15.858  $17.582   $19.312
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of             0        0      116       116
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS
I SUB-ACCOUNT (3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --  $10.000  $11.291   $12.455
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --  $11.291  $12.455   $14.764
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --        0        0         0
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS
II SUB-ACCOUNT (3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --  $10.000  $11.284   $12.429
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --  $11.284  $12.429   $14.725
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --        0   14,099     9,499
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II
SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $11.389  $14.511  $19.392   $22.236
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $14.511  $19.392  $22.236   $30.066
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of             0      357    4,662     5,269
 Period
-------------------------------------------------------------------------------


* The Allstate Advisor Preferred Contracts with No Withdrawal Charge Option and all of the Variable Sub-Accounts shown above were first offered under the Allstate Advisor Preferred Contracts with No Withdrawal Charge Option on May 1, 2003, except for the Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Account, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government - Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class I Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account, Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2004, the FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account, Lord Abbett Series - All Value Sub-Account, Lord Abbett Series - Bond-Debenture Sub-Account, Lord Abbett Series
- Growth and Income Sub-Account, Lord Abbett Series - Growth Opportunities Sub-Account, Lord Abbett Series - Mid-Cap Value Sub-Account and Oppenheimer Core Bond/VA - Service Shares Sub-Account, which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. No Accumulation Unit Values are shown for the Variable Sub-Accounts first offered December 31, 2003, May 1, 2004 and October 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.19%.

(1) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.


                                155  PROSPECTUS

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) The Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity and Income, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.








                                156  PROSPECTUS

ALLSTATE ADVISOR PREFERRED CONTRACTS WITH NO WITHDRAWAL CHARGE OPTION:
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (WITH THE MAV DEATH BENEFIT OPTION)
--------------------------------------------------------------------------------


 For the Years Beginning January 1            2003     2004     2005      2006
  * and Ending December 31,
-------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R)  - SERVICE
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --       --       --   $10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --       --       --   $10.242
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --       --       --         0
 Period
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2010 - SERVICE CLASS
2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --       --       --   $10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --       --       --   $10.433
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --       --       --         0
 Period
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2020 - SERVICE CLASS
2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --       --       --   $10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --       --       --   $10.463
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --       --       --         0
 Period
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2030 - SERVICE CLASS
2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --       --       --   $10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --       --       --   $10.472
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --       --       --         0
 Period
-------------------------------------------------------------------------------
FIDELITY VIP FREEDOM INCOME - SERVICE
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --       --       --   $10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --       --       --   $10.324
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --       --       --         0
 Period
-------------------------------------------------------------------------------
FIDELITY VIP GROWTH STOCK - SERVICE CLASS
2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --       --       --   $10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --       --       --   $ 9.720
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --       --       --         0
 Period
-------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --       --       --   $10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --       --       --   $10.794
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --       --       --         0
 Period
-------------------------------------------------------------------------------
FIDELITY VIP MID CAP - SERVICE CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --       --       --   $10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --       --       --   $ 9.852
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --       --       --         0
 Period
-------------------------------------------------------------------------------
FTVIP FRANKLIN GROWTH AND INCOME
SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.701  $13.363  $14.487   $14.699
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $13.363  $14.487  $14.699   $16.821
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of             0    1,473   14,811    13,750
 Period
-------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES - CLASS
2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --  $10.000  $11.210   $11.164
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --  $11.210  $11.164   $12.938
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --    1,470   30,399    32,174
 Period
-------------------------------------------------------------------------------
FTVIP FRANKLIN LARGE CAP GROWTH
SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --  $10.000  $10.515   $10.415
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --  $10.515  $10.415   $11.321
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --        0   19,835    16,978
 Period
-------------------------------------------------------------------------------

                                 157 PROSPECTUS

FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
- CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $11.042  $14.531  $17.624   $18.789
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $14.531  $17.624  $18.789   $21.543
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         1,879    2,012    4,117     5,333
 Period
-------------------------------------------------------------------------------
FTVIP FRANKLIN U.S. GOVERNMENT - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --  $10.000  $10.225   $10.263
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --  $10.225  $10.263   $10.463
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --      983    6,685     4,542
 Period
-------------------------------------------------------------------------------
FTVIP MUTUAL DISCOVERY SECURITIES - CLASS
2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --       --       --   $10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --       --       --   $10.989
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --       --       --         0
 Period
-------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES - CLASS 2
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.602  $12.659  $13.975   $15.143
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $12.659  $13.975  $15.143   $17.571
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           469    1,298    9,144     5,653
 Period
-------------------------------------------------------------------------------
FTVIP TEMPLETON DEVELOPING MARKETS
SECURITIES - CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $11.678  $16.838  $20.581   $25.706
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $16.838  $20.581  $25.706   $32.273
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            97      103      796       780
 Period
-------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES -
CLASS 2 SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.380  $13.569  $15.763   $17.022
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $13.569  $15.763  $17.022   $20.262
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           418      404   11,507     7,258
 Period
-------------------------------------------------------------------------------
LORD ABBETT SERIES - ALL VALUE
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --  $10.000  $10.901   $11.427
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --  $10.901  $11.427   $12.840
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --        0    1,925     1,916
 Period
-------------------------------------------------------------------------------
LORD ABBETT SERIES - BOND-DEBENTURE
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --  $10.000  $10.352   $10.279
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --  $10.352  $10.279   $11.015
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --        0    3,147     2,410
 Period
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH AND INCOME
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --  $10.000  $10.885   $11.015
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --  $10.885  $11.015   $12.662
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --        0   14,226     3,655
 Period
-------------------------------------------------------------------------------
LORD ABBETT SERIES - GROWTH OPPORTUNITIES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --  $10.000  $11.133   $11.417
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --  $11.133  $11.417   $12.073
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --        0    1,112     1,090
 Period
-------------------------------------------------------------------------------
LORD ABBETT SERIES - MID-CAP VALUE
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --  $10.000  $11.116   $11.791
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --  $11.116  $11.791   $12.971
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --        0   15,947     9,648
 Period
-------------------------------------------------------------------------------
OPPENHEIMER MIDCAP/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.340  $12.364  $14.473   $15.886
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $12.364  $14.473  $15.886   $15.991
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         1,695    2,138    5,531     6,032
 Period
-------------------------------------------------------------------------------
OPPENHEIMER BALANCED/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $11.107  $13.067  $14.061   $14.288
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $13.067  $14.061  $14.288   $15.525
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         2,541    3,194    3,270     3,451
 Period
-------------------------------------------------------------------------------
OPPENHEIMER CORE BOND/VA - SERVICE SHARES
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --  $10.000  $10.100   $10.130
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --  $10.100  $10.130   $10.419
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --        0    1,115     1,067
 Period
-------------------------------------------------------------------------------

                                 158 PROSPECTUS

OPPENHEIMER CAPITAL APPRECIATION/VA -
SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.000  $12.264  $12.815   $13.172
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $12.264  $12.815  $13.172   $13.902
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         5,250    7,501   28,183    18,409
 Period
-------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES/VA -
SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.082  $14.204  $16.550   $18.502
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $14.204  $16.550  $18.502   $21.284
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         2,801    3,743    4,243     4,356
 Period
-------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME/VA - SERVICE
SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $11.731  $12.930  $13.870   $13.777
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $12.930  $13.870  $13.777   $14.750
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           858    1,897   23,732    24,095
 Period
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET(R)/VA - SERVICE
SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.463  $12.607  $13.486   $13.977
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $12.607  $13.486  $13.977   $15.722
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           909    1,042    8,157     6,612
 Period
-------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP(R)/VA -
SERVICE SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.713  $14.632  $17.092   $18.380
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $14.632  $17.092  $18.380   $20.656
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           212      227    4,928     5,739
 Period
-------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND/VA - SERVICE
SHARES SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $11.246  $12.111  $12.871   $12.929
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $12.111  $12.871  $12.929   $13.589
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           458    4,682   19,772     7,253
 Period
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF
BOSTON - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.681  $12.057  $12.787   $13.035
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $12.057  $12.787  $13.035   $14.299
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of             0        0        0         0
 Period
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION - CLASS
IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.751  $12.406  $13.267   $13.910
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $12.406  $13.267  $13.910   $15.387
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of             0      995    1,130     1,103
 Period
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.992  $13.476  $14.675   $15.136
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $13.476  $14.675  $15.136   $17.196
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of             0        0      394       392
 Period
-------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES - CLASS IB
SUB-ACCOUNT (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.233  $11.278  $11.842   $13.138
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $11.278  $11.842  $13.138   $13.237
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           255      276      276       275
 Period
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.864  $13.316  $14.427   $14.579
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $13.316  $14.427  $14.579   $15.793
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of             0        0   10,431    10,237
 Period
-------------------------------------------------------------------------------
PUTNAM VT INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.355  $10.420  $10.665   $10.700
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $10.420  $10.665  $10.700   $10.962
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           528    4,335   49,593    44,548
 Period
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.574  $13.353  $15.207   $16.724
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $13.353  $15.207  $16.724   $20.935
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of             0        0        0         0
 Period
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.691  $12.964  $14.312   $15.263
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $12.964  $14.312  $15.263   $17.045
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of             0        0        0         0
 Period
-------------------------------------------------------------------------------

                                 159 PROSPECTUS

PUTNAM VT MONEY MARKET - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $ 9.936  $ 9.832  $ 9.699   $ 9.748
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $ 9.832  $ 9.699  $ 9.748   $ 9.974
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         1,549    1,541   42,513    47,334
 Period
-------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES - CLASS IB
SUB-ACCOUNT (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.978  $13.467  $14.560   $15.698
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $13.467  $14.560  $15.698   $16.704
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of             0        0        0         0
 Period
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUE - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $11.320  $14.542  $16.452   $17.076
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $14.542  $16.452  $17.076   $19.417
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         1,192    1,486    3,113     2,573
 Period
-------------------------------------------------------------------------------
PUTNAM VT RESEARCH - CLASS IB SUB-ACCOUNT
(1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.840  $13.067  $13.776   $14.179
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period     13.067   13.776  $14.179   $15.470
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of             0        0        0         0
 Period
-------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND INCOME -
CLASS IB SUB-ACCOUNT (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $11.645  $14.027  $16.718   $17.791
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $14.027  $16.718  $17.791   $22.152
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of             0        0        0         0
 Period
-------------------------------------------------------------------------------
PUTNAM VT VISTA - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.797  $13.532  $15.731   $17.292
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $13.532  $15.731  $17.292   $17.873
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of             0      122      121       121
 Period
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.577  $12.371  $12.735   $13.193
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $12.371  $12.735  $13.193   $13.634
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of             0        0    4,870     4,831
 Period
-------------------------------------------------------------------------------
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS
II SUB-ACCOUNT(2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --  $10.000  $11.100   $12.088
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --  $11.100  $12.088   $12.432
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --      397      373       390
 Period
-------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK, CLASS II
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --  $10.000  $11.312   $11.544
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --  $11.312  $11.544   $13.130
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --      597   21,823     7,125
 Period
-------------------------------------------------------------------------------
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS II
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $ 9.928  $11.712  $12.257   $12.932
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $11.712  $12.257  $12.932   $13.008
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of             0      505    1,022     1,039
 Period
-------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME, CLASS
II SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.778  $13.326  $14.905   $16.029
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $13.326  $14.905  $16.029   $18.220
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         3,738    4,603    7,502     8,260
 Period
-------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET, CLASS II
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.000  $10.000  $ 9.855   $ 9.894
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $10.000  $ 9.855  $ 9.894   $10.102
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of             0      776    1,177     1,280
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF EMERGING MARKETS DEBT,
CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $12.289  $13.844  $14.936   $16.416
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $13.844  $14.936  $16.416   $17.828
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           106      223      940     1,074
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY AND INCOME, CLASS
II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --  $10.000  $10.937   $11.511
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --  $10.937  $11,511   $12.702
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --        0      808       807
 Period
-------------------------------------------------------------------------------

                                 160 PROSPECTUS

VAN KAMPEN UIF EQUITY GROWTH, CLASS I
SUB-ACCOUNT (3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --  $10.000  $10.734   $12.174
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --  $10.734  $12.174   $12.422
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --        0        0         0
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY GROWTH, CLASS II
SUB-ACCOUNT (3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --  $10.000  $10.709   $12.121
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --  $10.709  $12.121   $12.333
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --        0      380       406
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL FRANCHISE, CLASS II
SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.000  $10.000  $11.052   $12.131
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $10.000  $11.052  $12.131   $14.447
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of             0      349      548       547
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH, CLASS II
SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --       --       --   $10.000
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --       --       --   $ 9.806
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --       --       --         0
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF SMALL COMPANY GROWTH,
CLASS II SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $10.000  $13.556  $15.804   $17.487
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $13.556  $15.804  $17.487   $19.168
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of         1,212    1,397    1,385     1,440
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS
I SUB-ACCOUNT (3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --  $10.000  $11.276   $12.412
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --  $11.276  $12.412   $14.684
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --     3907    3,828     3,889
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS
II SUB-ACCOUNT (3,4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of          --  $10.000  $11.269   $12.387
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period         --  $11.269  $12.387   $14.645
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            --        0      350       347
 Period
-------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II
SUB-ACCOUNT (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $11.379  $14.479  $19.310   $22.098
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $14.479  $19.310  $22.098   $29.818
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           205      937    7,810     4,121
 Period
-------------------------------------------------------------------------------


* The Allstate Advisor Preferred Contracts with No Withdrawal Charge Option were first offered with the MAV Death Benefit Option on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Allstate Advisor Preferred Contracts with No Withdrawal Charge Option and with the MAV Death Benefit Option on May 1, 2003, except for the Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Account, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government
- Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class I Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account, Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2004, the FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account, Lord Abbett Series - All Value Sub-Account, Lord Abbett Series - Bond-Debenture Sub-Account, Lord Abbett Series - Growth and Income Sub-Account, Lord Abbett Series - Growth Opportunities Sub-Account, Lord Abbett Series - Mid-Cap Value Sub-Account and Oppenheimer Core Bond/VA - Service Shares Sub-Account, which were first offered under the Contracts on October 1, 2004, and the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. No Accumulation Unit Values are shown for the Variable Sub-Accounts first offered December 31, 2003, May 1, 2004 and October 1, 2004. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.19%.

(1) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.


                                161  PROSPECTUS

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) The Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity and Income, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.




                                162  PROSPECTUS

THE ALLSTATE VARIABLE ANNUITIES
(ALLSTATE VARIABLE ANNUITY - B SHARE AND
ALLSTATE VARIABLE ANNUITY - L SHARE)

ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
STREET ADDRESS: 2940 S. 84TH STREET, LINCOLN, NE 68506-4142
MAILING ADDRESS: P.O. BOX 82656, LINCOLN, NE 68501-2656
TELEPHONE NUMBER: 1-800-256-9392
FAX NUMBER: 1-866-628-1006                       PROSPECTUS DATED MAY 1, 2007
 -------------------------------------------------------------------------------
Allstate Life Insurance Company of New York ("ALLSTATE NEW YORK") has offered the following individual and group flexible premium deferred variable annuity contracts (each, a "CONTRACT"):


.. ALLSTATE VARIABLE ANNUITY - B SHARE
.. ALLSTATE VARIABLE ANNUITY - L SHARE


This prospectus contains information about each Contract that you should know before investing. Please keep it for future reference. These Contracts are no longer offered for new sales.

Each Contract currently offers several investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include up to 2 fixed account options ("FIXED ACCOUNT OPTIONS"), depending on the Contract, and include 47* variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Allstate Life of New York Separate Account A ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of the following funds ("FUNDS") :

MORGAN STANLEY VARIABLE INVESTMENT SERIES               FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 (CLASS Y)                                               (SERVICE CLASS 2)
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.                 FRANKLIN TEMPLETON VARIABLE INSURANCE
 (CLASS II SHARES)                                       PRODUCTS TRUST (CLASS 2)
VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)             GOLDMAN SACHS VARIABLE INSURANCE TRUST
AIM VARIABLE INSURANCE FUNDS (SERIES II)                PIMCO VARIABLE INSURANCE TRUST
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.   PUTNAM VARIABLE TRUST (CLASS IB)
 (CLASS B)


*Up to 17 additional Variable Sub-Accounts may be available depending on the date you purchased your Contract. Please see page 48 for information about Variable Sub-Account and/or Portfolio liquidations, mergers, closures and name changes.

Each Fund has multiple investment Portfolios ("PORTFOLIOS"). Not all of the Funds and/or Portfolios, however, may be available with your Contract. You should check with your Morgan Stanley Financial Advisor for further information on the availability of the Funds and/or Portfolios. Your annuity application will list all available Portfolios.

WE (Allstate New York) have filed a Statement of Additional Information, dated May 1, 2007, with the Securities and Exchange Commission ("SEC"). It contains more information about each Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 88 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.


                                 1  PROSPECTUS

                THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR
                HAS IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS
                PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A
  IMPORTANT     FEDERAL CRIME.

   NOTICES      INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS,
                INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                THE CONTRACTS WERE AVAILABLE ONLY IN NEW YORK, AND ARE NOT
                CURRENTLY BEING OFFERED FOR NEW SALES.





                                 2  PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                        PAGE

--------------------------------------------------------------------------------
OVERVIEW
--------------------------------------------------------------------------------
  Important Terms                                                       4
--------------------------------------------------------------------------------
  Overview of Contracts                                                 6
--------------------------------------------------------------------------------
  The Contracts at a Glance                                             7
--------------------------------------------------------------------------------
  How the Contracts Work                                                12
--------------------------------------------------------------------------------
  Expense Table                                                         13
--------------------------------------------------------------------------------
  Financial Information                                                 18
--------------------------------------------------------------------------------
CONTRACT FEATURES
--------------------------------------------------------------------------------
  The Contracts                                                         18
--------------------------------------------------------------------------------
  Purchases                                                             21
--------------------------------------------------------------------------------
  Contract Value                                                        21
--------------------------------------------------------------------------------
  Investment Alternatives                                               44
--------------------------------------------------------------------------------
     The Variable Sub-Accounts                                          44
--------------------------------------------------------------------------------
     The Fixed Account Options                                          52
--------------------------------------------------------------------------------
     Transfers                                                          54
--------------------------------------------------------------------------------
  Expenses                                                              56
--------------------------------------------------------------------------------
  Access to Your Money                                                  61
--------------------------------------------------------------------------------


                                                                        PAGE

--------------------------------------------------------------------------------
  Income Payments                                                       62
--------------------------------------------------------------------------------
  Death Benefits                                                        71
--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------
  More Information                                                      77
--------------------------------------------------------------------------------
  Taxes                                                                 80
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS                   88
--------------------------------------------------------------------------------
APPENDIX A - CONTRACT COMPARISON CHART                                  89
--------------------------------------------------------------------------------
APPENDIX B - CALCULATION OF INCOME PROTECTION BENEFIT                   90
--------------------------------------------------------------------------------
APPENDIX C-WITHDRAWAL ADJUSTMENT EXAMPLE-INCOME BENEFITS                91
--------------------------------------------------------------------------------
APPENDIX D-WITHDRAWAL ADJUSTMENT EXAMPLE-DEATH BENEFITS                 92
--------------------------------------------------------------------------------
APPENDIX E-WITHDRAWAL ADJUSTMENT EXAMPLE-TRUERETURN ACCUMULATION BENEFIT 93
--------------------------------------------------------------------------------
APPENDIX F-SUREINCOME WITHDRAWAL BENEFIT OPTION CALCULATION EXAMPLES    94
--------------------------------------------------------------------------------
APPENDIX G-SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION CALCULATION
EXAMPLES                                                                96
--------------------------------------------------------------------------------
APPENDIX H-SUREINCOME FOR LIFE WITHDRAWAL BENEFIT OPTION CALCULATION
EXAMPLES                                                                99
--------------------------------------------------------------------------------
APPENDIX I-ACCUMULATION UNIT VALUES                                     103
--------------------------------------------------------------------------------


                                 3  PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.


                                                                        PAGE

--------------------------------------------------------------------------------
AB Factor                                                               23
--------------------------------------------------------------------------------
Accumulation Benefit                                                    22
--------------------------------------------------------------------------------
Accumulation Phase                                                      12
--------------------------------------------------------------------------------
Accumulation Unit                                                       18
--------------------------------------------------------------------------------
Accumulation Unit Value                                                 18
--------------------------------------------------------------------------------
Allstate New York ("We")                                                1
--------------------------------------------------------------------------------
Annuitant                                                               19
--------------------------------------------------------------------------------
Automatic Additions Program                                             21
--------------------------------------------------------------------------------
Automatic Portfolio Rebalancing Program                                 56
--------------------------------------------------------------------------------
Beneficiary                                                             19
--------------------------------------------------------------------------------
Benefit Base (for the TrueReturn Accumulation Benefit Option)           23
--------------------------------------------------------------------------------
Benefit Base (for the SureIncome Withdrawal Benefit Option)             32
--------------------------------------------------------------------------------
Benefit Base (for the SureIncome Plus Withdrawal Benefit Option)        35
--------------------------------------------------------------------------------
Benefit Base (for the SureIncome For Life Withdrawal Benefit
Option)                                                                 39
--------------------------------------------------------------------------------
Benefit Payment (for the SureIncome Withdrawal Benefit Option)          31
--------------------------------------------------------------------------------
Benefit Payment (for the SureIncome Plus Withdrawal Benefit
Option)                                                                 34
--------------------------------------------------------------------------------
Benefit Payment (for the SureIncome For Life Withdrawal Benefit Option) 38
--------------------------------------------------------------------------------
Benefit Payment Remaining (for the SureIncome Withdrawal Benefit Option) 31
--------------------------------------------------------------------------------
Benefit Payment Remaining (for the SureIncome Plus Withdrawal Benefit
Option)                                                                 34
--------------------------------------------------------------------------------
Benefit Payment Remaining (for the SureIncome For Life Withdrawal Benefit
Option)                                                                 38
--------------------------------------------------------------------------------
Benefit Year (for the SureIncome Withdrawal Benefit Option)             31
--------------------------------------------------------------------------------
Benefit Year (for the SureIncome Plus Withdrawal Benefit Option)        34
--------------------------------------------------------------------------------
Benefit Year (for the SureIncome For Life Withdrawal Benefit
Option)                                                                 37
--------------------------------------------------------------------------------
Co-Annuitant                                                            19
--------------------------------------------------------------------------------
*Contract                                                               1
--------------------------------------------------------------------------------
Contract Anniversary                                                    8
--------------------------------------------------------------------------------
Contract Owner ("You")                                                  18
--------------------------------------------------------------------------------
Contract Value                                                          9
--------------------------------------------------------------------------------
Contract Year                                                           9
--------------------------------------------------------------------------------
Dollar Cost Averaging Program                                           56
--------------------------------------------------------------------------------
Due Proof of Death                                                      71
--------------------------------------------------------------------------------
Fixed Account Options                                                   52
--------------------------------------------------------------------------------
Funds                                                                   1
--------------------------------------------------------------------------------
Guarantee Option                                                        24
--------------------------------------------------------------------------------
Guarantee Period Account                                                52
--------------------------------------------------------------------------------
Income Base                                                             8
--------------------------------------------------------------------------------
Income Plans                                                            62
--------------------------------------------------------------------------------

                                                                        PAGE

--------------------------------------------------------------------------------
Income Protection Benefit Option                                        8
--------------------------------------------------------------------------------
Investment Alternatives                                                 44
--------------------------------------------------------------------------------
IRA Contract                                                            9
--------------------------------------------------------------------------------
Issue Date                                                              12
--------------------------------------------------------------------------------
Maximum Anniversary Value (MAV) Death Benefit Option                    8
--------------------------------------------------------------------------------
Payout Phase                                                            12
--------------------------------------------------------------------------------
Payout Start Date                                                       62
--------------------------------------------------------------------------------
Payout Withdrawal                                                       64
--------------------------------------------------------------------------------
Portfolios                                                              77
--------------------------------------------------------------------------------
Preferred Withdrawal Amount                                             60
--------------------------------------------------------------------------------
Qualified Contracts                                                     18
--------------------------------------------------------------------------------
Retirement Income Guarantee Options                                     8
--------------------------------------------------------------------------------
Return of Premium ("ROP") Death Benefit                                 71
--------------------------------------------------------------------------------
Rider Anniversary                                                       22
--------------------------------------------------------------------------------
Rider Application Date                                                  18
--------------------------------------------------------------------------------
Rider Date (for the TrueReturn Accumulation Benefit Option)             22
--------------------------------------------------------------------------------
Rider Date (for the SureIncome Withdrawal Benefit Option)               31
--------------------------------------------------------------------------------
Rider Date (for the SureIncome Plus Withdrawal Benefit Option)          34
--------------------------------------------------------------------------------
Rider Date (for the SureIncome For Life Withdrawal Benefit
Option)                                                                 37
--------------------------------------------------------------------------------
Rider Fee (for the TrueReturn Accumulation Benefit Option)              8
--------------------------------------------------------------------------------
Rider Fee (for the SureIncome Withdrawal Benefit Option)                8
--------------------------------------------------------------------------------
Rider Fee (for the SureIncome Plus Withdrawal Benefit Option)           8
--------------------------------------------------------------------------------
Rider Fee (for the SureIncome For Life Withdrawal Benefit Option)       8
--------------------------------------------------------------------------------
Rider Fee Percentage                                                    69
--------------------------------------------------------------------------------
Rider Maturity Date                                                     22
--------------------------------------------------------------------------------
Rider Period                                                            22
--------------------------------------------------------------------------------
Rider Trade-In Option (for the TrueReturn Accumulation Benefit Option)  29
--------------------------------------------------------------------------------
Rider Trade-In Option (for the SureIncome Withdrawal Benefit Option)    33
--------------------------------------------------------------------------------
Right to Cancel                                                         21
--------------------------------------------------------------------------------
SEC                                                                     1
--------------------------------------------------------------------------------
Settlement Value                                                        71
--------------------------------------------------------------------------------
Spousal Protection Benefit (Co-Annuitant) Option                        19
--------------------------------------------------------------------------------
Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual
Retirement Accounts                                                     19
--------------------------------------------------------------------------------
Standard Fixed Account Option                                           52
--------------------------------------------------------------------------------
SureIncome Covered Life                                                 8
--------------------------------------------------------------------------------
SureIncome Option Fee                                                   8
--------------------------------------------------------------------------------
SureIncome Plus Option                                                  8
--------------------------------------------------------------------------------
SureIncome Plus Option Fee                                              8
--------------------------------------------------------------------------------
SureIncome Plus Withdrawal Benefit Option                               8
--------------------------------------------------------------------------------


                                 4  PROSPECTUS

--------------------------------------------------------------------------------
SureIncome For Life Option                                              8
--------------------------------------------------------------------------------
SureIncome For Life Option Fee                                          8
--------------------------------------------------------------------------------
SureIncome For Life Withdrawal Benefit Option                           37
--------------------------------------------------------------------------------
SureIncome ROP Death Benefit                                            37
--------------------------------------------------------------------------------
SureIncome Withdrawal Benefit Option                                    8
--------------------------------------------------------------------------------
Systematic Withdrawal Program                                           61
--------------------------------------------------------------------------------
Tax Qualified Contract                                                  83
--------------------------------------------------------------------------------
Transfer Period Accounts                                                24
--------------------------------------------------------------------------------
Trial Examination Period                                                7
--------------------------------------------------------------------------------
TrueBalance/SM/ Asset Allocation Program                                50
--------------------------------------------------------------------------------
TrueReturn/SM/ Accumulation Benefit Option                              8
--------------------------------------------------------------------------------
Valuation Dates                                                         21
--------------------------------------------------------------------------------
Variable Account                                                        77
--------------------------------------------------------------------------------
Variable Sub-Account                                                    44
--------------------------------------------------------------------------------
Withdrawal Benefit Factor (for the SureIncome Withdrawal Benefit Option) 31
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Withdrawal Benefit Factor (for the SureIncome Plus Withdrawal Benefit
Option)                                                                 34
--------------------------------------------------------------------------------
Withdrawal Benefit Factor (for the SureIncome for Life Withdrawal Benefit
Option)                                                                 38
--------------------------------------------------------------------------------
Withdrawal Benefit Payout Phase (for the SureIncome Withdrawal Benefit
Option)                                                                 32
--------------------------------------------------------------------------------
Withdrawal Benefit Payout Phase (for the SureIncome Plus Withdrawal Benefit
Option)                                                                 36
--------------------------------------------------------------------------------
Withdrawal Benefit Payout Phase (for the SureIncome for Life Withdrawal Benefit
Option)                                                                 39
--------------------------------------------------------------------------------
Withdrawal Benefit Payout Start Date (for the SureIncome Withdrawal Benefit
Option)                                                                 32
--------------------------------------------------------------------------------
Withdrawal Benefit Payout Start Date (for the SureIncome Plus Withdrawal Benefit
Option)                                                                 36
--------------------------------------------------------------------------------
Withdrawal Benefit Payout Start Date (for the SureIncome for Life Withdrawal
Benefit Option)                                                         39
--------------------------------------------------------------------------------
Withdrawal Benefit Option                                               30
--------------------------------------------------------------------------------
Withdrawal Benefit Option Fee                                           58
--------------------------------------------------------------------------------


* References to "Contract" include both Contracts listed on the cover page of this prospectus, unless otherwise noted. However, we administer each Contract separately.


                                 5  PROSPECTUS

OVERVIEW OF CONTRACTS
--------------------------------------------------------------------------------

The Contracts offer many of the same basic features and benefits. They differ primarily with respect to the charges imposed, as follows:

.. The ALLSTATE VARIABLE ANNUITY - B SHARE CONTRACT has a mortality and expense risk charge of 1.10%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 7-year withdrawal charge period;

.. The ALLSTATE VARIABLE ANNUITY - L SHARE CONTRACT has a mortality and expense risk charge of 1.50%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 3-year withdrawal charge period.

Other differences among the Contracts relate to available Fixed Account Options. For a side-by-side comparison of these differences, please refer to Appendix A of this prospectus.

* The administrative expense charge may be increased, but will never exceed 0.35%. Once your Contract is issued, we will not increase the administrative expense charge for your Contract. The administrative expense charge is 0.19% for Contracts issued before January 1, 2005 and 0.19% for Contracts issued on or after October 17, 2005. The administrative expense charge is 0.30% for Contracts issued on or after January 1, 2005 and prior to October 17, 2005; effective October 17, 2005 and thereafter, the administrative expense charge applied to such Contracts is 0.19%.




                                 6  PROSPECTUS

THE CONTRACTS AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contracts. Please read the remainder of this prospectus for more information.


FLEXIBLE PAYMENTS       WE ARE NO LONGER OFFERING NEW CONTRACTS.

                        You can add to your Contract as often and as much as
                        you like, but each subsequent payment must be at least
                        $1,000 ($50 for automatic payments). We may limit the
                        cumulative amount of purchase payments to a maximum of
                        $1,000,000 in any Contract.
-------------------------------------------------------------------------------
TRIAL EXAMINATION       You may cancel your Contract within 10 days of receipt
PERIOD                  (pursuant to New York law, 60 days if you are
                        exchanging another contract for a contract described in
                        this prospectus) ("TRIAL EXAMINATION PERIOD"). Upon
                        cancellation, we will return your purchase payments
                        adjusted, to the extent federal or state law permits,
                        to reflect the investment experience of any amounts
                        allocated to the Variable Account, including the
                        deduction of mortality and expense risk charges and
                        administrative expense charges.
-------------------------------------------------------------------------------
EXPENSES                Each Fund pays expenses that you will bear indirectly
                        if you invest in a Variable Sub-Account. You also will
                        bear the following expenses:

                         ALLSTATE VARIABLE ANNUITY - B SHARE CONTRACTS

                        .Annual mortality and expense risk charge equal to
                          1.10% of average daily net assets.

                        .Withdrawal charges ranging from 0% to 7% of purchase
                          payments withdrawn.

                        ALLSTATE VARIABLE ANNUITY - L SHARE CONTRACTS

                        .Annual mortality and expense risk charge equal to
                          1.50% of average daily net assets.

                        .Withdrawal charges ranging from 0% to 7% of purchase
                          payments withdrawn.

                                  7 PROSPECTUS

                        ALL CONTRACTS

                        .Annual administrative expense charge of 0.19% for
                          Contracts issued before January 1, 2005 and for Contracts issued on or after October 17, 2005 (0.30% for Contracts issued on or after January 1, 2005 and prior to October 17, 2005; effective October 17, 2005 and thereafter, the annual administrative expense charge applied to such Contracts is 0.19%; up to 0.35% for future Contracts).

                        .Annual contract maintenance charge of $30 (waived in
                          certain cases).

                        .If you select the MAXIMUM ANNIVERSARY VALUE (MAV)
                          DEATH BENEFIT OPTION ("MAV DEATH BENEFIT OPTION") you will pay an additional mortality and expense risk charge of 0.20% (up to 0.30% for Options added in the future).

                        .If you select the TRUERETURN/SM/ ACCUMULATION BENEFIT
                          OPTION ("TRUERETURN OPTION") you would pay an additional annual fee ("RIDER FEE") of 0.50% (up to 1.25% for Options added in the future) of the BENEFIT
                          BASE in effect on each Contract anniversary
                          ("CONTRACT ANNIVERSARY") during the Rider Period. You may not select the TrueReturn Option together with a Retirement Income Guarantee Option, or any Withdrawal
                          Benefit Option.

                        .We discontinued offering the SUREINCOME WITHDRAWAL
                          BENEFIT OPTION ("SUREINCOME OPTION") as of May 1,
                          2006. If you elected the SureIncome Option prior to May 1, 2006, you would pay an additional annual fee
                          ("SUREINCOME OPTION FEE") of 0.50% of the BENEFIT
                          BASE on each Contract Anniversary (see the SureIncome
                          Option Fee section). You may not select the SureIncome Option together with a Retirement Income
                          Guarantee Option, a TrueReturn Option or any other
                          Withdrawal Benefit Option.

                        .If you select the SUREINCOME PLUS WITHDRAWAL BENEFIT
                          OPTION ("SUREINCOME PLUS OPTION") you would pay an additional annual fee ("SUREINCOME PLUS OPTION FEE") of 0.65% (up to 1.25% for Options added in the future) of the BENEFIT BASE on each Contract
                          Anniversary (see the SureIncome Plus Option Fee section). You may not select the SureIncome Plus
                          Option together with a Retirement Income Guarantee
                          Option, a TrueReturn Option or any other Withdrawal
                          Benefit Option.

                        .If you select the SUREINCOME FOR LIFE WITHDRAWAL
                          BENEFIT OPTION ("SUREINCOME FOR LIFE OPTION") you would pay an additional annual fee ("SUREINCOME FOR
                          LIFE OPTION FEE") of 0.65% (up to 1.25% for Options added in the future) of the Benefit Base on each Contract Anniversary (see the SureIncome For Life
                          Option Fee section). You may not select the SureIncome For Life Option together with a Retirement
                          Income Guarantee Option, a TrueReturn Option or any other Withdrawal Benefit Option.

                        .We discontinued offering RETIREMENT INCOME GUARANTEE
                          OPTION 1 ("RIG 1") as of January 1, 2004. If you elected RIG 1 prior to January 1, 2004, you will pay an additional annual fee ("Rider Fee") of 0.40% of the INCOME BASE in effect on a Contract Anniversary.

                        .We discontinued offering RETIREMENT INCOME GUARANTEE
                          OPTION 2 ("RIG 2") as of January 1, 2004. If you elected RIG 2 prior to January 1, 2004, you will pay an additional annual Rider Fee of 0.55% of the INCOME
                          BASE in effect on a Contract Anniversary.

                        .If you select the INCOME PROTECTION BENEFIT OPTION
                          you will pay an additional mortality and expense risk charge of 0.50% (up to 0.75% for Options added in the future) during the Payout Phase of your Contract.

-------------------------------------------------------------------------------

                                  8 PROSPECTUS

                        .If you select the SPOUSAL PROTECTION BENEFIT
                          (CO-ANNUITANT) OPTION or SPOUSAL PROTECTION BENEFIT
                          (CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL
                          RETIREMENT ACCOUNTS ("CSP") you would pay an additional annual fee ("RIDER FEE") of 0.10%* (up to 0.15% for Options added in the future) of the Contract Value ("CONTRACT VALUE") on each Contract
                          Anniversary. These Options are only available for certain types of IRA Contracts, which are Contracts issued with an Individual Retirement Annuity or Account ("IRA") under Section 408 of the Internal
                          Revenue Code. The CSP is only available for certain
                          Custodial Individual Retirement Accounts established under Section 408 of the Internal Revenue Code. For
                          Contracts purchased on or after January 1, 2005, we may discontinue offering the Spousal Protection
                          Benefit (Co-Annuitant) Option at any time prior to the time you elect to receive it.

                        *NO RIDER FEE WAS CHARGED FOR THESE OPTIONS FOR
                        CONTRACT OWNERS WHO ADDED THESE OPTIONS PRIOR TO
                        JANUARY 1, 2005. SEE PAGE 11 FOR DETAILS.

                        . Transfer fee equal to 1.00% of the amount transferred
                          up to a maximum of $25 for each after the 12/th/ transfer in any Contract Year ("CONTRACT YEAR"), which we measure from the date we issue your Contract or a Contract Anniversary.

                        . State premium tax (New York currently does not impose
                          one).

                        WE MAY DISCONTINUE OFFERING ANY OF THESE OPTIONS AT ANY
                        TIME PRIOR TO THE TIME YOU ELECT TO RECEIVE IT.
-------------------------------------------------------------------------------
                                  9 PROSPECTUS

INVESTMENT              Each Contract offers several investment alternatives
ALTERNATIVES            including:

                        .up to 2 Fixed Account Options that credit interest at
                          rates we guarantee, and

                        .47* Variable Sub-Accounts investing in Portfolios,
                          offering professional money management by these investment advisors:

                        . Morgan Stanley Investment Management Inc.

                        . Van Kampen**

                        . Van Kampen Asset Management

                        . A I M Advisors, Inc.

                        . AllianceBernstein L.P.

                        . Fidelity Management & Research Company

                        . Franklin Advisers, Inc.

                        . Franklin Mutual Advisers, LLC

                        . Goldman Sachs Asset Management, L.P.

                        . Pacific Investment Management Company LLC

                        . Putnam Investment Management, LLC

                        . Templeton Investment Counsel, LLC

                        *Up to 17 additional Variable Sub-Accounts may be available depending on the date you purchased your Contract. Please see page 48 for information about
                        Variable Sub-Account and/or Portfolio liquidations, mergers, closures and name changes.

                        **Morgan Stanley Investment Management Inc., the investment adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

                        NOT ALL FIXED ACCOUNT OPTIONS ARE AVAILABLE WITH BOTH
                        CONTRACTS.

                        To find out current rates being paid on the Fixed
                        Account Option(s), or to find out how the Variable
                        Sub-Accounts have performed, please call us at
                        1-800-256-9392.
-------------------------------------------------------------------------------

                                 10 PROSPECTUS

SPECIAL SERVICES        For your convenience, we offer these special services:

                        . AUTOMATIC PORTFOLIO REBALANCING PROGRAM

                        . AUTOMATIC ADDITIONS PROGRAM

                        . DOLLAR COST AVERAGING PROGRAM

                        . SYSTEMATIC WITHDRAWAL PROGRAM

                        . TRUEBALANCE/SM/ ASSET ALLOCATION PROGRAM
-------------------------------------------------------------------------------
INCOME PAYMENTS         You can choose fixed income payments, variable income
                        payments, or a combination of the two. You can receive
                        your income payments in one of the following ways (you
                        may select more than one income plan):

                        . life income with guaranteed number of payments

                        .
                          joint and survivor life income with guaranteed number
                          of payments

                        . guaranteed number of payments for a specified period

                        . life income with cash refund

                        . joint life income with cash refund

                        . life income with installment refund

                        . joint life income with installment refund

                        Prior to January 1, 2004, Allstate New York also offered two Retirement Income Guarantee Options that guarantee a minimum amount of fixed income payments you can receive if you elect to receive income payments.

                        In addition, we offer an Income Protection Benefit
                        Option that guarantees that your variable income
                        payments will not fall below a certain level.
-------------------------------------------------------------------------------
DEATH BENEFITS          If you, the Annuitant, or Co-Annuitant die before the
                        Payout Start Date, we will pay a death benefit subject
                        to the conditions described in the Contract. In
                        addition to the death benefit included in your Contract
                        ("RETURN OF PREMIUM DEATH BENEFIT" or "ROP DEATH
                        BENEFIT"), the death benefit option we currently offer
                        is the MAV DEATH BENEFIT OPTION.

                        The SureIncome Plus Option and SureIncome For Life
                        Option also include a death benefit option, the
                        SureIncome Return of Premium Death Benefit,
                        ("SUREINCOME ROP DEATH BENEFIT").
-------------------------------------------------------------------------------
TRANSFERS               Before the Payout Start Date, you may transfer your
                        Contract Value among the investment alternatives, with
                        certain restrictions. The minimum amount you may
                        transfer is $100 or the amount remaining in the
                        investment alternative, if less. The minimum amount
                        that can be transferred into the Standard Fixed Account
                        is $100.

                        A charge may apply after the 12/th/ transfer in each
                        Contract Year.
-------------------------------------------------------------------------------
WITHDRAWALS             You may withdraw some or all of your Contract Value at
                        any time during the Accumulation Phase and during the
                        Payout Phase in certain cases. In general, you must
                        withdraw at least $50 at a time. Withdrawals taken
                        prior to the Payout Start Date are generally considered
                        to come from the earnings in the Contract first. If the
                        Contract is tax-qualified, generally all withdrawals
                        are treated as distributions of earnings. Withdrawals
                        of earnings are taxed as ordinary income and, if taken
                        prior to age 59 1/2, may be subject to an additional
                        10% federal tax penalty. A withdrawal charge may also
                        apply.

                        If any withdrawal request reduces your Contract Value
                        to less than $1,000, and no purchase payments have been
                        received for 3 years, we will treat the request as a
                        withdrawal of the entire Contract Value unless a
                        Withdrawal Benefit Option is in effect under your
                        Contract. Your Contract will terminate if you withdraw
                        all of your Contract Value.
-------------------------------------------------------------------------------

                                 11  PROSPECTUS

HOW THE CONTRACTS WORK
--------------------------------------------------------------------------------

Each Contract basically works in two ways.

First, each Contract can help you (we assume you are the "CONTRACT OWNER") save for retirement because you can invest in your Contract's investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in a Fixed Account Option, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, each Contract can help you plan for retirement because you can use it to receive retirement income for life and/ or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 62. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.


Issue                                           Payout Start
Date            Accumulation Phase                  Date                 Payout Phase
------------------------------------------------------------------------------------------------------------>
You buy    You save for retirement              You elect to receive    You can receive    Or you can receive
a Contract                                      income payments or      income payments    income payments
                                                receive a lump sum      for a set period   for life
                                                payment


Other income payment options are also available. See "INCOME PAYMENTS."

As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. See "The Contracts." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner or, if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-256-9392 if you have any question about how the Contracts work.


                                 12  PROSPECTUS

EXPENSE TABLE
--------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes because New York currently does not impose premium taxes on annuities. For more information about Variable Account expenses, see "Expenses," below. For more information about Portfolio expenses, please refer to the accompanying prospectuses for the Funds.


CONTRACT OWNER TRANSACTION EXPENSES
WITHDRAWAL CHARGE (AS A PERCENTAGE OF PURCHASE PAYMENTS WITHDRAWN)*



                           Number of Complete Years Since We Received the Purchase Payment Being Withdrawn/Applicable  Charge:
-----------------------------------------------------------------------------------------------------------------------------------
Contract:                       0            1            2            3            4            5            6            7+
Allstate Variable Annuity
 - B Share                     7%           7%           6%           5%           4%           3%           2%            0%
Allstate Variable Annuity
 - L Share                     7%           6%           5%           0%





All Contracts:
-----------------------------------------------------------------------------------------------------------------------------------
Annual Contract
 Maintenance Charge                                                        $30**
Transfer Fee                                     1.00% of the amount transferred, up to a maximum of $25***




* Each Contract Year, you may withdraw a portion of your purchase payments (and/or your earnings, in the case of Charitable Remainder Trusts) without incurring a withdrawal charge ("Preferred Withdrawal Amount"). See "Withdrawal Charges" for more information.

**  / /Waived in certain cases. See "Expenses."

*** Applies solely to the 13th and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic portfolio rebalancing.


VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSET VALUE DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)


If you select the basic Contract without any optional benefits, your Variable Account expenses would be as follows:

                                                Mortality and                     Total Variable
                                                 Expense Risk   Administrative    Account Annual
Basic Contract (without any optional benefit)       Charge      Expense Charge*       Expense
--------------------------------------------------------------------------------------------------
 ALLSTATE VARIABLE ANNUITY - B SHARE                1.10%            0.19%            1.29%
--------------------------------------------------------------------------------------------------
 ALLSTATE VARIABLE ANNUITY - L SHARE                1.50%            0.19%            1.69%
--------------------------------------------------------------------------------------------------


*We reserve the right to raise the administrative expense charge to 0.35%.
 However, we will not increase the charge once we issue your Contract. The administrative expense charge is 0.19% for Contracts issued before January 1, 2005 and for Contracts issued on or after October 17, 2005. The administrative expense charge is 0.30% for Contracts issued on or after January 1, 2005 and prior to October 17, 2005; effective October 17, 2005 and thereafter, the administrative expense charge applied to such Contracts is 0.19%.

Each Contract also offers optional riders that may be added to the Contract. For each optional rider you select, you would pay the following additional mortality and expense risk charge associated with each rider.

                                                   0.20%(up to 0.30% for Options added in the
MAV Death Benefit Option                           future)





                                 13  PROSPECTUS

If you select the Options with the highest possible combination of mortality and expense risk charges, your Variable Account expenses would be as follows, assuming current expenses:

                                                Mortality and                     Total Variable
                                                 Expense Risk   Administrative    Account Annual
Contract with the MAV Death Benefit Option         Charge*      Expense Charge*       Expense
--------------------------------------------------------------------------------------------------
 ALLSTATE VARIABLE ANNUITY - B SHARE                1.30%            0.19%            1.49%
--------------------------------------------------------------------------------------------------
 ALLSTATE VARIABLE ANNUITY - L SHARE                1.70%            0.19%            1.89%
--------------------------------------------------------------------------------------------------


* As described above, the administrative expense charge and the mortality and expense charge for certain Options may be higher for future Contracts.
    However, we will not increase the administrative expense charge once we issue your Contract, and we will not increase the charge for an Option once we add the Option to your Contract. The administrative expense charge is 0.19% for Contracts issued before January 1, 2005 and for Contracts issued on or after October 17, 2005. The administrative expense charge is 0.30% for Contracts issued on or after January 1, 2005 and prior to October 17, 2005; effective October 17, 2005 and thereafter, the administrative expense charge applied to such Contracts is 0.19%.

TRUERETURN/SM/ ACCUMULATION BENEFIT OPTION FEE
(ANNUAL RATE AS A PERCENTAGE OF BENEFIT BASE ON A CONTRACT ANNIVERSARY)

 TrueReturn/SM/ Accumulation Benefit Option                             0.50%*
-------------------------------------------------------------------------------


*Up to 1.25% for TrueReturn Options added in the future. See "TrueReturn/SM/ Accumulation Benefit Option" for details.

SUREINCOME WITHDRAWAL BENEFIT OPTION FEE*
(ANNUAL RATE AS A PERCENTAGE OF BENEFIT BASE ON A CONTRACT ANNIVERSARY)

 SureIncome Withdrawal Benefit Option                                   0.50%**
--------------------------------------------------------------------------------


* Effective May 1, 2006, we ceased offering the SureIncome Option.

**Up to 1.25% for SureIncome Options added in the future. See "SureIncome Withdrawal Benefit Option" for details.

SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION FEE
(ANNUAL RATE AS A PERCENTAGE OF BENEFIT BASE ON A CONTRACT ANNIVERSARY)

 SureIncome Plus Withdrawal Benefit Option                              0.65%*
-------------------------------------------------------------------------------


*Up to 1.25% for SureIncome Plus Options added in the future. See "SureIncome Plus Withdrawal Benefit Option" for details.

SUREINCOME FOR LIFE WITHDRAWAL BENEFIT OPTION FEE
(ANNUAL RATE AS A PERCENTAGE OF BENEFIT BASE ON A CONTRACT ANNIVERSARY)

 SureIncome For Life Withdrawal Benefit Option                          0.65%*
-------------------------------------------------------------------------------


*Up to 1.25% for SureIncome For Life Options added in the future. See "SureIncome For Life Withdrawal Benefit Option" for details.

RETIREMENT INCOME GUARANTEE OPTION FEE*
(ANNUAL RATE AS A PERCENTAGE OF INCOME BASE ON A CONTRACT ANNIVERSARY)

 RIG 1                                                                 0.40%
------------------------------------------------------------------------------
 RIG 2                                                                 0.55%
------------------------------------------------------------------------------


* We discontinued offering the Retirement Income Guarantee Options as of January 1, 2004. Fees shown apply to Contract Owners who selected an Option prior to January 1, 2004.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FEE
(AS A PERCENTAGE OF CONTRACT VALUE ON EACH CONTRACT ANNIVERSARY)

 Spousal Protection Benefit (Co-Annuitant) Option                0.10%*
------------------------------------------------------------------------


*Applies to Contract Owners who select the option on or after January 1, 2005. Up to 0.15% for options added in the future.


                                 14  PROSPECTUS

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS FEE
(AS A PERCENTAGE OF CONTRACT VALUE ON EACH CONTRACT ANNIVERSARY)

 Spousal Protection Benefit (Co-Annuitant) Option for            0.10%*
 Custodial Individual Retirement Accounts
------------------------------------------------------------------------


*Applies to Contract Owners who select the option on or after January 1, 2005. Up to 0.15% for options added in the future.

If you select the Spousal Protection Benefit (Co-Annuitant) Option or Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts on or after January 1, 2005, you will pay a Rider Fee at the annual rate of 0.10% of the Contract Value on each Contract Anniversary. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value. If you selected either of these Options prior to January 1, 2005, there is no charge associated with your Option. See "Spousal Protection Benefit (Co-Annuitant) Option Fee and Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts Fee" for details.

INCOME PROTECTION BENEFIT OPTION
(AS A PERCENTAGE OF THE AVERAGE DAILY NET VARIABLE ACCOUNT ASSETS SUPPORTING THE VARIABLE INCOME PAYMENTS TO WHICH THE OPTION APPLIES)

 Income Protection Benefit Option                     0.50%*
-------------------------------------------------------------


*The charge for the Income Protection Benefit Option applies during the Payout Phase. We reserve the right to raise the charge to up to 0.75% for Options added in the future. See "Income Payments - Income Protection Benefit Option," below, for details.




                                 15  PROSPECTUS

PORTFOLIO ANNUAL EXPENSES - MINIMUM AND MAXIMUM
The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.


                                 Minimum                        Maximum
----------------------------------------------------------------------------------
Total Annual Portfolio
Operating
Expenses/(1)/
(expenses that are
deducted from
Portfolio assets,
which may include
management fees,
distribution and/or
services (12b-1) fees,                0.53%                      3.95%
and other expenses)
----------------------------------------------------------------------------------



(1) Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2006 (except as otherwise noted).




                                 16  PROSPECTUS

EXAMPLE 1
This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses (with a 0.19% administrative expense charge), and Portfolio fees and expenses.

The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

.. invested $10,000 in the Contract for the time periods indicated;

.. earned a 5% annual return on your investment;

.. surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period;

.. elected the MAV Death Benefit Option; and

.. elected the Spousal Protection Benefit (Co-Annuitant) Option; and

.. elected the SureIncome Plus Withdrawal Benefit Option.

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.


                        Allstate Variable Annuity - B Share    Allstate Variable Annuity - L Share
                        1 Year   3 Years   5 Years  10 Years  1 Year   3 Years   5 Years    10 Years
------------------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio        $1,288   $2,288    $3,739   $7,117    $1,261   $2,404    $3,524    $6,392
Expenses
------------------------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio        $938     $1,302    $2,200   $4,554    $911     $1,394    $1,909    $3,516
Expenses
------------------------------------------------------------------------------------------------------




EXAMPLE 2
This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.


                        Allstate Variable Annuity - B Share    Allstate Variable Annuity - L Share
                        1 Year   3 Years   5 Years  10 Years  1 Year   3 Years   5 Years    10 Years
------------------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio        $778     $2,288    $3,739   $7,117    $666     $1.979    $3,269    $6,392
Expenses
------------------------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio        $428     $1,302    $2,200   $4,554    $316     $969      $1,654    $3,516
Expenses
------------------------------------------------------------------------------------------------------



PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED.
 THE EXAMPLES REFLECT THE PREFERRED WITHDRAWAL AMOUNTS, IF APPLICABLE, AND THE DEDUCTION OF THE ANNUAL CONTRACT MAINTENANCE CHARGE OF $30 EACH YEAR. THE ABOVE EXAMPLES ASSUME YOU HAVE SELECTED THE MAV DEATH BENEFIT OPTION, THE SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION, AND THE SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION. IF ANY OR ALL OF THESE FEATURES WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER.


                                 17  PROSPECTUS

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Accumulation Unit Values for the lowest and highest available combinations of Contract charges that affect Accumulation Unit Values for each Contract are shown in Appendix I. The financial statements of Allstate New York and the financial statements of the Variable Account, which are comprised of the financial statements of the underlying Sub-Accounts, appear in the Statement of Additional Information.

No Accumulation Unit Values are shown for Contracts with administrative expense charges of 0.30% which applies to Contracts purchased on or after January 1, 2005, and prior to October 17, 2005; effective October 17, 2005, and thereafter, the administrative expense charge applied to such Contracts is 0.19%.


THE CONTRACTS
--------------------------------------------------------------------------------


CONTRACT OWNER
Each Contract is an agreement between you, the Contract Owner, and Allstate New York, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

.. the investment alternatives during the Accumulation and Payout Phases,

.. the amount and timing of your purchase payments and withdrawals,

.. the programs you want to use to invest or withdraw money,

.. the income payment plan(s) you want to use to receive retirement income,

.. the Annuitant (either yourself or someone else) on whose life the income payments will be based,

.. the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract Owner or the Annuitant dies, and

.. any other rights that the Contract provides, including restricting income payments to Beneficiaries.

If you die, any surviving joint Contract Owner or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract. If the sole surviving Contract Owner dies after the Payout Start Date, the Primary Beneficiary will receive any guaranteed income payments scheduled to continue.

If the Annuitant dies prior to the Payout Start Date and the Contract Owner is a grantor trust not established by a business, the new Contract Owner will be the Beneficiary(ies).

The Contract cannot be jointly owned by both a non-living person and a living person unless the Contract Owner(s) assumed ownership of the Contract as a Beneficiary(ies). The maximum age of any Contract Owner on the date we receive the completed application for each Contract is age 90.

If you select the Maximum Anniversary Value (MAV) Death Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is currently age
79. If you select the Spousal Protection Benefit (Co-Annuitant) Option or the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts (CSP), the maximum age of any Contract Owner or beneficial owner for CSP on the Rider Application Date is currently age 90. If you select the SureIncome Plus Withdrawal Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is age 75. If you select the SureIncome For Life Withdrawal Benefit Option, the minimum and maximum ages of the oldest Contract Owner (oldest annuitant if Contract Owner is a non-living person) on the Rider Application Date are ages 50 and 75, respectively.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)).
 The endorsements required to qualify these annuities under the Internal Revenue Code of 1986, as amended, ("Code") may limit or modify your rights and privileges under the Contract. We use the term "QUALIFIED CONTRACT" to refer to a Contract issued as an IRA, 403(b) or with a Qualified Plan.

Except for certain retirement plans, you may change the Contract Owner at any time by written notice in a form satisfactory to us. Until we receive your written notice to change the Contract Owner, we are entitled to rely on the most recent information in our files. We will provide a change of ownership form to be signed by you and filed with us. Once we accept the change, the change will take effect as of the date you signed the request. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change the Contract Owner, you should deliver your written notice to us promptly. Each change is subject to any payment we make or other action we take before we accept it. Changing ownership of this Contract may cause


                                 18  PROSPECTUS
adverse tax consequences and may not be allowed under Qualified Plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.


ANNUITANT
The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plan 3). You may not change the Annuitant at any time. You may designate a joint Annuitant, who is a second person on whose life income payments depend, at the time you select an Income Plan. Additional restrictions may apply in the case of Qualified Plans. The maximum age of the Annuitant on the date we receive the completed application for each Contract is 90.

If you select the MAV Death Benefit Option, the maximum age of any Annuitant on the Rider Application Date is 79.

If you select the Spousal Protection Benefit (Co-Annuitant) Option, the maximum age of any Annuitant on the Rider Application date is age 90.

If you select the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts, the maximum age of any Annuitant on the Rider Application Date is age 90.

If you select the Income Protection Benefit Option, the oldest Annuitant and joint Annuitant (if applicable) must be age 75 or younger on the Payout Start Date.

If you select the SureIncome Plus Withdrawal Benefit Option, the maximum age of any Annuitant on the Rider Application Date is age 75. If you select the SureIncome For Life Withdrawal Benefit Option, the minimum and maximum ages of the oldest annuitant, if the Contract Owner is a non-living person, on the Rider Application Date are ages 50 and 75, respectively.

If you select an Income Plan that depends on the Annuitant or a joint Annuitant's life, we may require proof of age and sex before income payments begin and proof that the Annuitant or joint Annuitant is still alive before we make each payment.


CO-ANNUITANT
SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION

Contract Owners of IRA Contracts that meet the following conditions and that elect the Spousal Protection Benefit Option may name their spouse as a Co-Annuitant:

.. the individually owned Contract must be either a traditional, Roth, or Simplified Employee Pension IRA;

.. the Contract Owner must be age 90 or younger on the Rider Application Date;

.. the Co-Annuitant must be age 79 or younger on the Rider Application Date; and

.. the Co-Annuitant must be the sole Primary Beneficiary under the Contract.

Under the Spousal Protection Benefit (Co-Annuitant) Option, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date or upon the death of the Co-Annuitant. You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. At any time, there may only be one Co-Annuitant under your Contract. See "Spousal Protection Benefit Option and Death of Co-Annuitant" for more information.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS.

Contracts that meet the following conditions and that elect the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts may name the spouse of the Annuitant as a Co-Annuitant:

.. the beneficially owned Contract must be a Custodial traditional IRA, Custodial
  Roth IRA, or a Custodial Simplified Employee Pension IRA;

.. the Annuitant must be the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA;

.. the Co-Annuitant must be the legal spouse of the Annuitant and only one
  Co-Annuitant may be named;

.. the Co-Annuitant must be the sole beneficiary of the Custodial traditional
  IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA;

.. the Annuitant must be age 90 or younger on the Rider Application Date; and

.. the Co-Annuitant must be age 79 or younger on the Rider Application Date.

Under the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date or upon the death of the Co-Annuitant. The Co-Annuitant is not considered the beneficial owner of the Custodial Traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA. See "Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts and Death of Co-Annuitant" for more information.


BENEFICIARY
You may name one or more Primary and Contingent Beneficiaries when you apply for a Contract. The Primary Beneficiary is the person who may, in accordance with the terms of the Contract, elect to receive the death settlement ("DEATH PROCEEDS") or become the new


                                 19  PROSPECTUS

Contract Owner pursuant to the Contract if the sole surviving Contract Owner dies before the Payout Start Date. A Contingent Beneficiary is the person selected by the Contract Owner who will exercise the rights of the Primary Beneficiary if all named Primary Beneficiaries die before the death of the sole surviving Contract Owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we accept your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made by us or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving Primary or Contingent Beneficiaries when the sole surviving Contract Owner dies, the new Beneficiary will be:

.. your spouse or, if he or she is no longer alive,

.. your surviving children equally, or if you have no surviving children,

.. your estate.

If more than one Beneficiary survives you (or the Annuitant, if the Contract Owner is a grantor trust), we will divide the Death Proceeds among the surviving Beneficiaries according to your most recent written instructions. If you have not given us written instructions in a form satisfactory to us, we will pay the Death Proceeds in equal amounts to the surviving Beneficiaries. If there is more than one Beneficiary in a class (e.g., more than one Primary Beneficiary) and one of the Beneficiaries predeceases the Contract Owner (the Annuitant if the Contract owner is a grantor trust), the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

For purposes of this Contract, in determining whether a living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person A") has survived another living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person B"), Living Person A must survive Living Person B by at least 24 hours.
 Otherwise, Living Person A will be conclusively deemed to have predeceased Living Person B.

Where there are multiple Beneficiaries, we will only value the Death Proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk. If there is more than one Beneficiary taking shares of the Death Proceeds, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the Death Proceeds. Each Beneficiary will exercise all rights related to his or her share of the Death Proceeds, including the sole right to select a death settlement option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the death settlement option chosen by the original Beneficiary.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation, trust or other non-living person, all Beneficiaries will be considered to be non-living persons.


MODIFICATION OF THE CONTRACT
Only an Allstate New York officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.


ASSIGNMENT
You may not assign an interest in this Contract as collateral or security for a loan. However, you may assign periodic income payments under this Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN PERIODIC INCOME PAYMENTS UNDER YOUR CONTRACT.


                                 20  PROSPECTUS

PURCHASES
--------------------------------------------------------------------------------


MINIMUM PURCHASE PAYMENTS
You may make purchase payments at any time prior to the Payout Start Date. All subsequent purchase payments under a Contract must be $1,000 or more ($50 for automatic payments). Please consult with your Morgan Stanley Financial Advisor for details. The total amount of purchase payments we will accept for each Contract without our prior approval is $1,000,000. We reserve the right to accept subsequent purchase payment amounts. We reserve the right to limit the availability of the investment alternatives for additional investments.


AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of $50 or more per month by automatically transferring money from your bank account. Please consult with your Morgan Stanley Financial Advisor for detailed information. The AUTOMATIC ADDITIONS PROGRAM is not available for making purchase payments into the Dollar Cost Averaging Fixed Account Option.


ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payment among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by calling us at 1-800-256-9392.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our home office.

We use the term "business day" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "Valuation Dates." Our business day closes when the New York Stock Exchange closes for regular trading, usually 4:00 p.m. Eastern Time (3:00 p.m. Central
Time). If we receive your purchase payment after 3:00 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

TRIAL EXAMINATION PERIOD

You may cancel your Contract by providing us with written notice within the Trial Examination Period, which is the 10 day period after you receive the Contract (pursuant to New York law, 60 days if you are exchanging another contract for one of the Contracts described in this prospectus). If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss, including the deduction of mortality and expense risk charges and administrative expense charges, that occurred from the date of allocation through the date of cancellation. If your Contract is qualified under Code Section 408(b), we will refund the greater of any purchase payments or the Contract Value.

We reserve the right to allocate your purchase payments to the Morgan Stanley VIS Money Market - Class Y Sub-Account during the Trial Examination Period.


CONTRACT VALUE
--------------------------------------------------------------------------------

On the Issue Date, the Contract Value is equal to your initial purchase payment.

Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus your value in the Fixed Account Option(s) offered by your Contract.


ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.


ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account for each Contract will rise or fall to reflect:

.. changes in the share price of the Portfolio in which the Variable Sub-Account invests, and


                                 21  PROSPECTUS

.. the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine any applicable withdrawal charges, Rider Fees (if applicable), transfer fees, and contract maintenance charges separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Values, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account for each Contract on each Valuation Date. We also determine a separate set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combination thereof, offered under the Contract.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.


TRUERETURN/SM/ ACCUMULATION BENEFIT OPTION
We offer the TrueReturn/SM/ Accumulation Benefit Option, which is available for an additional fee. The TrueReturn Option guarantees a minimum Contract Value on the "RIDER MATURITY DATE." The Rider Maturity Date is determined by the length of the Rider Period which you select. The Option provides no minimum Contract Value if the Option terminates before the Rider Maturity Date. See "Termination of the TrueReturn Option" below for details on termination.

The TrueReturn Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the TrueReturn Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the TrueReturn Option. Currently, you may have only one TrueReturn Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a TrueReturn Option, a Retirement Income Guarantee Option or a Withdrawal Benefit Option. The TrueReturn Option has no maximum issue age, however the Rider Maturity Date must occur before the latest Payout Start Date, which is the later of the Annuitant's 90th birthday or the 10th Contract Anniversary. Once added to your Contract, the TrueReturn Option may be cancelled at any time on or after the 5th Rider Anniversary by notifying us in writing in a form satisfactory to us.

The "RIDER ANNIVERSARY" is the anniversary of the Rider Date. We reserve the right to extend the date on which the TrueReturn Option may be cancelled to up to the 10th Rider Anniversary at any time in our sole discretion. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

When you add the TrueReturn Option to your Contract, you must select a Rider Period and a Guarantee Option. The Rider Period and Guarantee Option you select determine the AB Factor, which is used to determine the Accumulation Benefit, described below. The "RIDER PERIOD" begins on the Rider Date and ends on the Rider Maturity Date. The "RIDER DATE" is the date the TrueReturn Option was made a part of your Contract. We currently offer Rider Periods ranging from 8 to 16 years depending on the Guarantee Option you select. You may select any Rider Period from among those we currently offer, provided the Rider Maturity Date occurs prior to the latest Payout Start Date. We reserve the right to offer additional Rider Periods in the future, and to discontinue offering any of the Rider Periods at any time. Each Model Portfolio Option available under a Guarantee Option has specific investment requirements that are described in the "Investment Requirements" section below and may depend upon the Rider Date of your TrueReturn Option. We reserve the right to offer additional Guarantee Options in the future, and to discontinue offering any of the Guarantee Options at any time. After the Rider Date, the Rider Period and Guarantee Option may not be changed.

We may discontinue offering the TrueReturn Option at any time to new Contract Owners and to existing Contract Owners who did not elect the Option prior to the date of discontinuance.

We believe the TrueReturn Option complies with Individual Retirement Annuity
(IRA) requirements regarding enhanced benefits. We are filing the TrueReturn Option for prototype approval with the IRS.


ACCUMULATION BENEFIT.
On the Rider Maturity Date, if the Accumulation Benefit is greater than the Contract Value, then the Contract Value will be increased to equal the Accumulation Benefit. The excess amount of any such increase will be allocated to the Morgan Stanley VIS Money Market Variable Sub-Account. You may transfer the excess amount out of the Morgan Stanley VIS Money Market Variable Sub-Account and into another investment alternative at any time thereafter. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee. Prior to the Rider Maturity Date, the Accumulation Benefit will not be available as a Contract Value, Settlement Value, or Death Proceeds. Additionally, we will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date. After the Rider Maturity Date, the TrueReturn Option provides no additional benefit.


                                 22  PROSPECTUS

The "ACCUMULATION BENEFIT" is equal to the Benefit Base multiplied by the AB Factor. The "AB FACTOR" is determined by the Rider Period and Guarantee Option you selected as of the Rider Date. The following table shows the AB Factors available for the Rider Periods and Guarantee Options we currently offer.

                AB FACTORS
  RIDER PERIOD      GUARANTEE     GUARANTEE
(NUMBER OF YEARS)   OPTION 1      OPTION 2
---------------------------------------------
        8            100.0%           NA
---------------------------------------------
        9            112.5%           NA
---------------------------------------------
       10            125.0%        100.0%
---------------------------------------------
       11            137.5%        110.0%
---------------------------------------------
       12             N/A          120.0%
---------------------------------------------
       13             N/A          130.0%
---------------------------------------------
       14             N/A          140.0%
---------------------------------------------
       15             N/A          150.0%
---------------------------------------------
       16             N/A          160.0%
---------------------------------------------


The following examples illustrate the Accumulation Benefit calculations under Guarantee Options 1 and 2 on the Rider Maturity Date. For the purpose of illustrating the Accumulation Benefit calculation, the examples assume the Benefit Base is the same on the Rider Date and the Rider Maturity Date.

 Example 1: Guarantee Option 1

Guarantee Option:                            1
Rider Period:                               10
AB Factor:                                125.0%
Rider Date:                               1/2/04
Rider Maturity Date:                      1/2/14
Benefit Base on Rider Date:               $50,000
Benefit Base on rider Maturity Date:      $50,000


On the Rider Maturity Date (1/2/14):
Accumulation Benefit  = Benefit Base on Rider Maturity
                       Date X AB Factor
                      = $50,000 X 125.0%
                       = $62,500


Example 2: Guarantee Option 2

Guarantee Option:                            2
Rider Period:                               15
AB Factor:                                150.0%
Rider Date:                               1/2/04
Rider Maturity Date:                      1/2/19
Benefit Base on Rider Date:               $50,000
Benefit Base on rider Maturity Date:      $50,000


On the Rider Maturity Date (1/2/19):
Accumulation Benefit  = Benefit Base on Rider Maturity
                       Date X AB Factor
                       = $50,000 X 150.0%
                       = $75,000


Guarantee Option 1 offers a higher AB Factor and more rider periods than Guarantee Option 2. Guarantee Option 1 and Guarantee Option 2 have different investment restrictions. See "Investment Requirements" below for more information.


BENEFIT BASE.
The Benefit Base is used solely for purposes of determining the Rider Fee and the Accumulation Benefit. The Benefit Base is not available as a Contract Value, Settlement Value, or Death Proceeds. On the Rider Date, the "Benefit Base" is equal to the Contract Value. After the Rider Date, the Benefit Base will be recalculated for purchase payments and withdrawals as follows:

.. The Benefit Base will be increased by purchase payments made prior to or on the first Contract Anniversary following the Rider Date. Subject to the terms and conditions of your Contract, you may add purchase payments after this date, but they will not be included in the calculation of the Benefit Base. THEREFORE, IF YOU PLAN TO MAKE PURCHASE PAYMENTS AFTER THE FIRST CONTRACT ANNIVERSARY FOLLOWING THE RIDER DATE, YOU SHOULD CONSIDER CAREFULLY WHETHER THIS OPTION IS APPROPRIATE FOR YOUR NEEDS.

.. The Benefit Base will be decreased by a Withdrawal Adjustment for each withdrawal you make. The Withdrawal Adjustment is equal to (a) divided by
  (b), with the result multiplied by (c), where:

  (a) = the withdrawal amount;

  (b) = the Contract Value immediately prior to the withdrawal; and

  (c) = the Benefit Base immediately prior to the withdrawal.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge also may apply. See Appendix E for numerical examples that illustrate how the Withdrawal Adjustment is applied.

The Benefit Base will never be less than zero.


INVESTMENT REQUIREMENTS.
If you add the TrueReturn Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest during the Rider Period. The specific requirements will depend on the model portfolio option ("Model Portfolio Option") you have selected and the effective date of your TrueReturn Option. These requirements are described below in more detail. These requirements may include, but are not limited to, maximum investment limits on


                                 23  PROSPECTUS
certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable to a Guarantee Option or a Model Portfolio Option available under a Guarantee Option at any time in our sole discretion. Any changes we make will not apply to a TrueReturn Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. Any changes we make will apply to a new TrueReturn Option elected subsequent to the change pursuant to the Rider Trade-In Option.

When you add the TrueReturn Option to your Contract, you must allocate your entire Contract Value as follows:

(1) to a Model Portfolio Option available with the Guarantee Option you selected, as defined below; or

(2) to the DCA Fixed Account Option and then transfer all purchase payments and interest according to a Model Portfolio Option available with the Guarantee Option you selected; or

(3) to a combination of (1) and (2) above.

For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.

On the Rider Date, you must select only one of the Model Portfolio Options in which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other Model Portfolio Options available with your Guarantee Option. We currently offer several Model Portfolio Options with each of the available Guarantee Options. The Model Portfolio Options that are available under Guarantee Options may differ depending upon the effective date of your TrueReturn Option. Please refer to the Model Portfolio Option 1, Model Portfolio Option 2 and TrueBalance/SM/ Model Portfolio Options sections below for more details. We may add other Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Options currently available for use with each Guarantee Option under the TrueReturn
Option:

                           GUARANTEE OPTION 1                                    GUARANTEE OPTION 2
----------------------------------------------------------------------------------------------------------
* Model Portfolio Option 1                                                 * Model Portfolio Option 2
* TrueBalance Conservative Model Portfolio Option                          * TrueBalance Conservative
* TrueBalance Moderately Conservative Model Portfolio Option                Model Portfolio Option
                                                                           * TrueBalance Moderately
                                                                            Conservative Model Portfolio
                                                                            Option
                                                                           * TrueBalance Moderate Model
                                                                            Portfolio Option
                                                                           * TrueBalance Moderately
                                                                            Aggressive Model Portfolio
                                                                            Option
                                                                           TrueBalance Aggressive Model
                                                                            Portfolio Option
----------------------------------------------------------------------------------------------------------


You may not allocate any of your Contract Value to the Standard Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option to the Variable Sub-Accounts prior to adding the TrueReturn Option to your Contract. You may allocate any portion of your purchase payments to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information. We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to the percentage allocations for the Model Portfolio Option you selected.

Any subsequent purchase payments made to your Contract will be allocated to the Variable Sub-Accounts according to your specific instructions or your allocation for the previous purchase payment (for Model Portfolio Option 1) or the percentage allocation for your current Model Portfolio Option (for TrueBalance Model Portfolio Options) unless you request that the purchase payment be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $100 or more. Any withdrawals you request will reduce your Contract Value invested in each of the investment alternatives on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all Variable Sub-Accounts, unless you request otherwise.


MODEL PORTFOLIO OPTION 1.
If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1 under Guarantee Option 1, you must allocate a certain percentage of your Contract Value into each of three asset categories. Please note that certain investment alternatives are not available under Model Portfolio Option 1. You may choose the Variable Sub-Accounts in


                                 24  PROSPECTUS
which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

Effective October 1, 2004, certain Variable Sub-Accounts under Model Portfolio 1 were reclassified into different asset categories. These changes apply to TrueReturn Options effective prior to and on or after October 1, 2004. The following table describes the percentage allocation requirements for Model Portfolio Option 1 and Variable Sub-Accounts available under each category(1, 3, 4, 5):

                     MODEL PORTFOLIO OPTION 1
                          20% Category A
                          50% Category B
                          30% Category C
                           0% Category D
-------------------------------------------------------------------
CATEGORY A
Morgan Stanley VIS Money Market - Class Y Sub-Account
Fidelity VIP Money Market - Service Class 2 Sub-Account
-------------------------------------------------------------------
CATEGORY B
Morgan Stanley VIS High Yield - Class Y Sub-Account (1)
Morgan Stanley VIS Limited Duration - Class Y Sub-Account (4)
Morgan Stanley VIS Income Plus - Class Y Sub-Account
Fidelity VIP High Income - Service Class 2 Sub-Account
FTVIP Franklin High Income Securities - Class 2 Sub-Account (1)
PIMCO VIT CommodityRealReturn Strategy - Advisor Shares Sub-Account
PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account
PIMCO VIT Real Return - Advisor Shares Sub-Account
PIMCO VIT Total Return - Advisor Shares Sub-Account
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (1)(2)
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (2)
-------------------------------------------------------------------
CATEGORY C
Morgan Stanley VIS Dividend Growth - Class Y Sub-Account
Morgan Stanley VIS Equity - Class Y Sub-Account
Morgan Stanley VIS Global Dividend Growth - Class Y Sub-Account
Morgan Stanley VIS Income Builder - Class Y Sub-Account (1)
Morgan Stanley VIS S&P 500 Index - Class Y Sub-Account
Morgan Stanley VIS Strategist - Class Y Sub-Account
Morgan Stanley VIS Utilities - Class Y Sub-Account (1)
AllianceBernstein VPS Growth - Class B Sub-Account
AllianceBernstein VPS Growth and Income - Class B Sub-Account (1)
AllianceBernstein VPS International Value - Class B Sub-Account
AllianceBernstein VPS Small/Mid Cap Value - Class B Sub-Account
AllianceBernstein VPS Utility Income - Class B Sub-Account
AllianceBernstein VPS Value - Class B Sub-Account
AIM V.I. Basic Value - Series II Sub-Account(1)
AIM V.I. Core Equity - Series II Sub-Account (5)
AIM V.I. Mid Cap Core Equity - Series II Sub-Account (1)
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
Fidelity VIP Growth & Income - Service Class 2 Sub-Account
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
FTVIP Franklin Flex Cap Growth Securities - Class 2 Sub-Account
FTVIP Franklin Income Securities - Class 2 Sub-Account
FTVIP Mutual Discovery Securities - Class 2 Sub-Account
FTVIP Mutual Shares Securities - Class 2 Sub-Account
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
Goldman Sachs VIT Structured Small Cap Equity Sub-Account
Goldman Sachs VIT Structured U.S. Equity Sub-Account
Goldman Sachs VIT Growth and Income Sub-Account
Goldman Sachs VIT Mid Cap Value Sub-Account (4)
Putnam VT Growth and Income - Class IB Sub-Account (1)
Putnam VT International Equity - Class IB Sub-Account
Putnam VT Investors - Class IB Sub-Account (3)
Putnam VT New Value - Class IB Sub-Account
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
Putnam VT Voyager - Class IB Sub-Account
Van Kampen LIT Comstock, Class II Sub-Account
Van Kampen LIT Strategic Growth, Class II Sub-Account
Van Kampen LIT Growth and Income, Class II Sub-Account
Van Kampen UIF Emerging Markets Equity, Class II Sub-Account (2)
Van Kampen UIF Equity and Income, Class II Sub-Account (2)
Van Kampen UIF Global Franchise, Class II Sub-Account (2)
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (2)
Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (2)
Van Kampen UIF International Growth Equity, Class II Sub-Account
 (2)
-------------------------------------------------------------------
CATEGORY D (VARIABLE SUB-ACCOUNTS NOT AVAILABLE UNDER MODEL
 PORTFOLIO OPTION 1)
Morgan Stanley VIS Aggressive Equity - Class Y Sub-Account
Morgan Stanley VIS European Equity - Class Y Sub-Account (4)
Morgan Stanley VIS Global Advantage - Class Y Sub-Account (1)
AIM V.I. Capital Appreciation - Series II Sub-Account (1)
AllianceBernstein VPS Large Cap Growth - Class B Sub-Account(1)
Van Kampen LIT Aggressive Growth, Class II Sub-Account
Van Kampen UIF Equity Growth, Class II Sub-Account (2)
Van Kampen UIF Small Company Growth, Class II Sub-Account (2)
-------------------------------------------------------------------


EACH CALENDAR QUARTER, WE WILL USE THE AUTOMATIC PORTFOLIO REBALANCING PROGRAM TO AUTOMATICALLY REBALANCE YOUR CONTRACT VALUE IN EACH VARIABLE SUB-ACCOUNT AND RETURN IT TO THE PERCENTAGE ALLOCATION REQUIREMENTS FOR MODEL PORTFOLIO OPTION
1. WE WILL USE THE PERCENTAGE ALLOCATIONS AS OF YOUR MOST RECENT INSTRUCTIONS.


                                 25  PROSPECTUS

1) Effective May 1, 2005, the following Variable Sub-Accounts closed to new investments: the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity
  - Series II Sub-Account, the AllianceBernstein VPS Growth and Income - Class B Sub-Account, the AllianceBernstein VPS Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income Securities - Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage - Class Y Sub-Account, the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the Van Kampen UIF Emerging Markets Debt, Class II Sub-Account.*

2) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

3) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account closed to new investments.*

4) Effective May 1, 2006, the following Variable Sub-Accounts closed to new investments: the Goldman Sachs VIT Mid Cap Value Sub-Account, the Morgan Stanley VIS European Equity - Class Y Sub-Account and the Morgan Stanley VIS Limited Duration - Class Y Sub-Account.*

5) Effective May 1, 2006, the AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment.
   If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.*

* AS NOTED ABOVE, CERTAIN VARIABLE SUB-ACCOUNTS ARE CLOSED TO NEW INVESTMENTS. IF YOU INVESTED IN THESE VARIABLE SUB-ACCOUNTS PRIOR TO THE EFFECTIVE CLOSE
DATE, YOU MAY CONTINUE YOUR INVESTMENTS. IF PRIOR TO THE EFFECTIVE CLOSE DATE, YOU ENROLLED IN ONE OF OUR AUTOMATIC TRANSACTION PROGRAMS, SUCH AS AUTOMATIC ADDITIONS, PORTFOLIO REBALANCING OR DOLLAR COST AVERAGING, WE WILL CONTINUE TO EFFECT AUTOMATIC TRANSACTIONS TO THESE VARIABLE SUB-ACCOUNTS IN ACCORDANCE WITH
THAT PROGRAM.   OUTSIDE OF THESE AUTOMATIC TRANSACTION PROGRAMS, ADDITIONAL
ALLOCATIONS WILL NOT BE ALLOWED.   IF YOU CHOOSE TO ADD THIS TRUERETURN OPTION
ON OR AFTER THE EFFECTIVE CLOSE DATE, YOU MUST TRANSFER ANY PORTION OF YOUR CONTRACT VALUE THAT IS ALLOCATED TO THESE VARIABLE SUB-ACCOUNTS TO ANY OF THE REMAINING VARIABLE SUB-ACCOUNTS AVAILABLE WITH THIS TRUERETURN OPTION PRIOR TO ADDING IT TO YOUR CONTRACT.


MODEL PORTFOLIO OPTION 2.
The investment requirements under Model Portfolio Option 2 depend on the Rider Date of your TrueReturn Option.

MODEL PORTFOLIO OPTION 2 (RIDER DATE PRIOR TO OCTOBER 1, 2004)

If your TrueReturn Option Rider Date is prior to October 1, 2004, and you choose Model Portfolio Option 2 or transfer your entire Contract Value into Model Portfolio Option 2, you may allocate your Contract Value among any of a selected group of available Variable Sub-Accounts listed below. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table describes the percentage allocation requirements for Model Portfolio Option 2 (Rider Date prior to October 1, 2004) and the Variable Sub-Accounts available under each category(1)(3)(4)(5):

  MODEL PORTFOLIO OPTION 2 (RIDER DATE PRIOR TO OCTOBER 1, 2004)
                          10% Category A
                          20% Category B
                          50% Category C
                          20% Category D
-------------------------------------------------------------------
CATEGORY A
Morgan Stanley VIS Money Market - Class Y Sub-Account
Fidelity VIP Money Market - Service Class 2 Sub-Account
-------------------------------------------------------------------
CATEGORY B
Morgan Stanley VIS High Yield - Class Y Sub-Account (1)
Morgan Stanley VIS Limited Duration - Class Y Sub-Account (4)
Morgan Stanley VIS Income Plus - Class Y Sub-Account
FTVIP Franklin High Income Securities - Class 2 Sub-Account (1)
PIMCO VIT CommodityRealReturn Strategy - Advisor Shares Sub-Account
PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account
PIMCO VIT Real Return - Advisor Shares Sub-Account
PIMCO VIT Total Return - Advisor Shares Sub-Account
Fidelity VIP High Income - Service Class 2 Sub-Account
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (2)
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (1)(2)
-------------------------------------------------------------------


                                 26  PROSPECTUS

CATEGORY C
Morgan Stanley VIS Dividend Growth - Class Y Sub-Account
Morgan Stanley VIS Equity - Class Y Sub-Account
Morgan Stanley VIS Income Builder - Class Y Sub-Account (1)
Morgan Stanley VIS Strategist - Class Y Sub-Account
Morgan Stanley VIS S&P 500 Index - Class Y Sub-Account
Morgan Stanley VIS Utilities - Class Y Sub-Account (1)
AIM V.I. Basic Value - Series II Sub-Account (1)
AIM V.I. Core Equity - Series II Sub-Account (5)
AllianceBernstein VPS Growth and Income - Class B Sub-Account (1)
AllianceBernstein VPS International Value - Class B Sub-Account
AllianceBernstein VPS Utility Income - Class B Sub-Account
AllianceBernstein VPS Value - Class B Sub-Account
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
Fidelity VIP Growth & Income - Service Class 2 Sub-Account
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
FTVIP Franklin Flex Cap Growth Securities - Class 2 Sub-Account
FTVIP Franklin Income Securities - Class 2 Sub-Account
FTVIP Mutual Discovery Securities - Class 2 Sub-Account
FTVIP Mutual Shares Securities - Class 2 Sub-Account
Goldman Sachs VIT Structured Small Cap Equity Sub-Account
Goldman Sachs VIT Structured U.S. Equity Sub-Account
Goldman Sachs VIT Growth and Income Sub-Account
Goldman Sachs VIT Mid Cap Value Sub-Account (4)
Putnam VT Growth and Income - Class IB Sub-Account (1)
Putnam VT New Value - Class IB Sub-Account
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
Van Kampen LIT Comstock, Class II Sub-Account
Van Kampen LIT Growth and Income, Class II Sub-Account
Van Kampen UIF Equity and Income, Class II Sub-Account (2)
Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (2)
Van Kampen UIF International Growth Equity, Class II Sub-Account
 (2)
-------------------------------------------------------------------
CATEGORY D
Morgan Stanley VIS Aggressive Equity - Class Y Sub-Account
Morgan Stanley VIS European Equity - Class Y Sub-Account (4)
Morgan Stanley VIS Global Advantage - Class Y Sub-Account (1)
Morgan Stanley VIS Global Dividend Growth - Class Y Sub-Account
AIM V.I. Capital Appreciation - Series II Sub-Account (1)
AIM V.I. Mid Cap Core Equity - Series II Sub-Account (1)
AllianceBernstein VPS Growth - Class B Sub-Account
AllianceBernstein VPS Large Cap Growth - Class B Sub-Account (1)
AllianceBernstein VPS Small/Mid Cap Value - Class B Sub-Account
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
Putnam VT International Equity - Class IB Sub-Account
Putnam VT Investors - Class IB Sub-Account (3)
Putnam VT Voyager - Class IB Sub-Account
Van Kampen LIT Aggressive Growth, Class II Sub-Account
Van Kampen LIT Strategic Growth, Class II Sub-Account
Van Kampen UIF Emerging Markets Equity, Class II Sub-Account (2)
Van Kampen UIF Equity Growth, Class II Sub-Account (2)
Van Kampen UIF Global Franchise, Class II Sub-Account (2)
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (2)
Van Kampen UIF Small Company Growth, Class II Sub-Account (2)
-------------------------------------------------------------------



EACH CALENDAR QUARTER, WE WILL USE THE AUTOMATIC PORTFOLIO REBALANCING PROGRAM TO AUTOMATICALLY REBALANCE YOUR CONTRACT VALUE IN EACH VARIABLE SUB-ACCOUNT AND RETURN IT TO THE PERCENTAGE ALLOCATION REQUIREMENTS FOR MODEL PORTFOLIO OPTION 2 (RIDER DATE PRIOR TO OCTOBER 1, 2004). WE WILL USE THE PERCENTAGE ALLOCATIONS AS OF YOUR MOST RECENT INSTRUCTIONS.

1) Effective May 1, 2005, the following Variable Sub-Accounts closed to new investments: the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity
  - Series II Sub-Account, the AllianceBernstein VPS Growth and Income - Class B Sub-Account, the AllianceBernstein VPS Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income Securities - Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage - Class Y Sub-Account, the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the Van Kampen UIF Emerging Markets Debt, Class II Sub-Account.*

2) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

3) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account closed to new investments.*

4) Effective May 1, 2006, the following Variable Sub-Accounts closed to new investments: the Goldman Sachs VIT Mid Cap Value Sub-Account, the Morgan Stanley VIS European Equity - Class Y Sub-Account and the Morgan Stanley VIS Limited Duration - Class Y Sub-Account.*

5) Effective May 1, 2006, the AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment.
   If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

* AS NOTED ABOVE, CERTAIN VARIABLE SUB-ACCOUNTS ARE CLOSED TO NEW INVESTMENTS. IF YOU INVESTED IN THESE VARIABLE SUB-ACCOUNTS PRIOR TO THE EFFECTIVE CLOSE
DATE, YOU MAY CONTINUE YOUR INVESTMENTS. IF PRIOR TO THE EFFECTIVE CLOSE DATE, YOU ENROLLED IN ONE OF OUR AUTOMATIC TRANSACTION PROGRAMS, SUCH AS AUTOMATIC ADDITIONS, PORTFOLIO REBALANCING OR DOLLAR COST AVERAGING, WE WILL CONTINUE TO EFFECT AUTOMATIC TRANSACTIONS TO THESE VARIABLE SUB-ACCOUNTS IN ACCORDANCE WITH
THAT PROGRAM.   OUTSIDE OF THESE AUTOMATIC TRANSACTION PROGRAMS, ADDITIONAL
ALLOCATIONS WILL NOT BE ALLOWED.

MODEL PORTFOLIO OPTION 2 (RIDER DATE ON OR AFTER OCTOBER 1, 2004)


                                 27  PROSPECTUS

If your TrueReturn Option Rider Date is on or after October 1, 2004, and you choose Model Portfolio Option 2 or transfer your entire Contract Value into Model Portfolio Option 2, you may allocate your Contract Value among any of a selected group of available Variable Sub-Accounts listed below. However, you may not allocate your Contract Value among any of the excluded Variable Sub-Accounts listed below. You may choose to invest in or transfer among any of the available Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table lists the available and excluded Variable Sub-Accounts under Model Portfolio Option 2 (Rider Date on or after October 1, 2004)(1)(3)(4)(5):

      MODEL PORTFOLIO OPTION 2 (RIDER DATE ON OR AFTER OCTOBER 1, 2004)
------------------------------------------------------------------------------
                                  Available
------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth - Class Y Sub-Account
Morgan Stanley VIS Equity - Class Y Sub-Account
Morgan Stanley VIS Global Dividend Growth - Class Y Sub-Account
Morgan Stanley VIS High Yield - Class Y Sub-Account (1)
Morgan Stanley VIS Income Builder - Class Y Sub-Account (1)
Morgan Stanley VIS Income Plus - Class Y Sub-Account
Morgan Stanley VIS Limited Duration - Class Y Sub-Account (4)
Morgan Stanley VIS Money Market - Class Y Sub-Account
Morgan Stanley VIS S&P 500 Index - Class Y Sub-Account
Morgan Stanley VIS Strategist - Class Y Sub-Account
Morgan Stanley VIS Utilities - Class Y Sub-Account (1)
AIM V.I. Basic Value - Series II Sub-Account (1)
AIM V.I. Core Equity - Series II Sub-Account (5)
AIM V.I. Capital Appreciation - Series II Sub-Account (1)
AllianceBernstein VPS Growth - Class B Sub-Account
AllianceBernstein VPS Growth and Income - Class B Sub-Account (1)
AllianceBernstein VPS International Value - Class B Sub-Account
AllianceBernstein VPS Small/Mid Cap Value - Class B Sub-Account
AllianceBernstein VPS Utility Income - Class B Sub-Account
AllianceBernstein VPS Value - Class B Sub-Account
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
Fidelity VIP Growth & Income - Service Class 2 Sub-Account
Fidelity VIP High Income - Service Class 2 Sub-Account
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
Fidelity VIP Money Market - Service Class 2 Sub-Account
FTVIP Franklin Flex Cap Growth Securities - Class 2 Sub-Account
FTVIP Franklin High Income Securities - Class 2 Sub-Account (1)
FTVIP Franklin Income Securities - Class 2 Sub-Account
FTVIP Mutual Discovery Securities - Class 2 Sub-Account
FTVIP Mutual Shares Securities - Class 2 Sub-Account
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
Goldman Sachs VIT Structured Small Cap Equity Sub-Account
Goldman Sachs VIT Structured U.S. Equity Sub-Account
Goldman Sachs VIT Growth and Income Sub-Account
Goldman Sachs VIT Mid Cap Value Sub-Account (4)
PIMCO VIT CommodityRealReturn Strategy - Advisor Shares Sub-Account
PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account
PIMCO VIT Real Return - Advisor Shares Sub-Account
PIMCO VIT Total Return - Advisor Shares Sub-Account
Putnam VT Growth and Income - Class IB Sub-Account (1)
Putnam VT International Equity - Class IB Sub-Account
Putnam VT New Value - Class IB Sub-Account
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
Putnam VT Voyager - Class IB Sub-Account
Van Kampen LIT Comstock, Class II Sub-Account
Van Kampen LIT Strategic Growth, Class II Sub-Account
Van Kampen LIT Growth and Income, Class II Sub-Account
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (1)(2)
Van Kampen UIF Emerging Markets Equity, Class II Sub-Account (2)
Van Kampen UIF Equity and Income, Class II Sub-Account (2)
Van Kampen UIF Global Franchise, Class II Sub-Account (2)
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (2)
Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (2)
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (2)
Van Kampen UIF International Growth Equity, Class II Sub-Account (2)
------------------------------------------------------------------------------
                                   Excluded
------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity - Class Y Sub-Account
Morgan Stanley VIS European Equity - Class Y Sub-Account (4)
Morgan Stanley VIS Global Advantage - Class Y Sub-Account (1)
AIM V.I. Mid Cap Core Equity - Series II Sub-Account (1)
AllianceBernstein VPS Large Cap Growth - Class B Sub-Account (1)
Van Kampen LIT Aggressive Growth, Class II Sub-Account
Van Kampen UIF Equity Growth, Class II Sub-Account (2)
Van Kampen UIF Small Company Growth, Class II Sub-Account (2)
------------------------------------------------------------------------------


1) Effective May 1, 2005, the following Variable Sub-Accounts closed to new investments: the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity
  - Series II Sub-Account, the AllianceBernstein VPS Growth and Income - Class B Sub-Account, the AllianceBernstein VPS Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income Securities - Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage - Class Y Sub-Account, the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the Van Kampen UIF Emerging Markets Debt, Class II Sub-Account.*

2) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

3) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account closed to new investments and is not available with this TrueReturn Option.*


                                 28  PROSPECTUS

4) Effective May 1, 2006, the following Variable Sub-Accounts closed to new investments: the Goldman Sachs VIT Mid Cap Value Sub-Account, the Morgan Stanley VIS European Equity - Class Y Sub-Account and the Morgan Stanley VIS Limited Duration - Class Y Sub-Account.*

5) Effective May 1, 2006, the AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment.
   If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

* AS NOTED ABOVE, CERTAIN VARIABLE SUB-ACCOUNTS ARE CLOSED TO NEW INVESTMENTS. IF YOU INVESTED IN THESE VARIABLE SUB-ACCOUNTS PRIOR TO THE EFFECTIVE CLOSE
DATE, YOU MAY CONTINUE YOUR INVESTMENTS. IF PRIOR TO THE EFFECTIVE CLOSE DATE, YOU ENROLLED IN ONE OF OUR AUTOMATIC TRANSACTION PROGRAMS, SUCH AS AUTOMATIC ADDITIONS, PORTFOLIO REBALANCING OR DOLLAR COST AVERAGING, WE WILL CONTINUE TO EFFECT AUTOMATIC TRANSACTIONS TO THESE VARIABLE SUB-ACCOUNTS IN ACCORDANCE WITH
THAT PROGRAM.   OUTSIDE OF THESE AUTOMATIC TRANSACTION PROGRAMS, ADDITIONAL
ALLOCATIONS WILL NOT BE ALLOWED.   IF YOU CHOOSE TO ADD THIS TRUERETURN OPTION
ON OR AFTER THE EFFECTIVE CLOSE DATE, YOU MUST TRANSFER ANY PORTION OF YOUR CONTRACT VALUE THAT IS ALLOCATED TO THESE VARIABLE SUB-ACCOUNTS TO ANY OF THE REMAINING VARIABLE SUB-ACCOUNTS AVAILABLE WITH THIS TRUERETURN OPTION PRIOR TO ADDING IT TO YOUR CONTRACT.


TRUEBALANCE/SM/ MODEL PORTFOLIO OPTIONS.
If you choose one of the TrueBalance/SM/ Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalance/SM/ Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. Each TrueBalance Model Portfolio involves an allocation of assets among a group of pre-selected Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the "TrueBalance/SM/ Asset Allocation Program" section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added the TrueReturn Option to your Contract.

PLEASE NOTE ONLY CERTAIN TRUEBALANCE MODEL PORTFOLIO OPTIONS ARE AVAILABLE WITH YOUR TRUERETURN OPTION AS SUMMARIZED IN THE TABLE UNDER INVESTMENT REQUIREMENTS ABOVE.


CANCELLATION OF THE TRUERETURN OPTION.
You may not cancel the TrueReturn Option or make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option and/or Model Portfolio Option prior to the 5th Rider Anniversary. Failure to comply with the investment requirements for any reason may result in the cancellation of the TrueReturn Option. On or after the 5th Rider Anniversary, we will cancel the TrueReturn Option if you make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment requirements applicable to your Guarantee Option and/or Model Portfolio Option. We will not cancel the TrueReturn Option or make any changes to your investment allocations or to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option until we receive notice from you that you wish to cancel the TrueReturn Option. No Accumulation Benefit will be paid if you cancel the Option prior to the Rider Maturity Date.


DEATH OF OWNER OR ANNUITANT.
If the Contract Owner or Annuitant dies before the Rider Maturity Date and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provision of your Contract, as described on page 73 of this prospectus, then the TrueReturn Option will continue, unless the new Contract Owner elects to cancel this Option. If the TrueReturn Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the TrueReturn Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.


RIDER TRADE-IN OPTION.
We offer a "RIDER TRADE-IN OPTION" that allows you to cancel your TrueReturn Option and immediately add a new TrueReturn Option ("NEW OPTION"), provided all of the following conditions are met:

.. The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th anniversary of the Rider Date at any time in our sole discretion.


                                 29  PROSPECTUS

  Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

.. The New Option will be made a part of your Contract on the date the existing
  TrueReturn Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

.. The New Option must be a TrueReturn Option that we make available for use with the Rider Trade-In Option.

.. The issue requirements and terms and conditions of the New Option must be met as of the date the New Option is made a part of your Contract.

For example, if you trade-in your TrueReturn Option:

.. the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Option at the time of trade-in;

.. the Benefit Base for the New Option will be based on the Contract Value as of the new Rider Date;

.. the AB Factor will be determined by the Rider Periods and Guarantee Options available with the New Option;

.. the Model Portfolio Options will be determined by the Model Portfolio Options offered with the Guarantee Options available with the New Option;

.. any waiting period for canceling the New Option will start again on the new
  Rider Date;

.. any waiting period for exercising the Rider Trade-In Option will start again on the new Rider Date; and

.. the terms and conditions of the Rider Trade-In Option will be according to the requirements of the New Option.

We are also making the SureIncome Plus or SureIncome For Life Withdrawal Benefit Options available at the time of your first utilization of this TrueReturn Rider Trade-In Option. We may discontinue offering these Withdrawal Benefit Options under the Rider Trade-In Option with respect to new TrueReturn Options added in the future at anytime at our discretion. If we do so, TrueReturn Options issued prior to this time will continue to have a Withdrawal Benefit Option available at the time of the first utilization of this TrueReturn Rider Trade-In Option.
 You may cancel your TrueReturn Option and immediately add a new SureIncome Plus Option or a new SureIncome For Life Option, provided all of the following conditions are met:

.. The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. At our discretion, we reserve the right to extend the date at which time the trade-in may occur up to the 10th anniversary of the Rider Date at any time. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

.. The new Withdrawal Benefit Option will be made a part of your Contract on the date the existing TrueReturn Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

.. The new Withdrawal Benefit Option must be a Withdrawal Benefit Option that we make available for use with this Rider Trade-In Option.

.. The issue requirements and terms and conditions of the new Withdrawal Benefit
  Option must be met as of the date the new Withdrawal Benefit Option is made a part of your Contract. Currently, if you select the SureIncome Plus Withdrawal Benefit Option by utilizing the Rider Trade-In Option, the maximum age of any Contract Owner or Annuitant on the Rider Application Date is age
  75. For other Withdrawal Benefit Options that may be selected in the future utilizing the Rider Trade-In Option, issue age requirements may differ.

You should consult with your Morgan Stanley Financial Advisor before trading in your TrueReturn Option.


TERMINATION OF THE TRUERETURN OPTION.
The TrueReturn Option will terminate on the earliest of the following to occur:

.. on the Rider Maturity Date;

.. on the Payout Start Date;

.. on the date your Contract is terminated;

.. on the date the Option is cancelled;

.. on the date we receive a Complete Request for Settlement of the Death
  Proceeds; or

.. on the date the Option is replaced with a New Option under the Rider Trade-In
  Option.

We will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date.


WITHDRAWAL BENEFIT OPTIONS
"WITHDRAWAL BENEFIT OPTIONS" is used to refer collectively to the SureIncome Withdrawal Benefit Option, the SureIncome Plus Withdrawal Benefit Option, and the SureIncome For Life Withdrawal Benefit Option. "Withdrawal Benefit Option" is used to refer to any one of the Withdrawal Benefit Options.


SUREINCOME WITHDRAWAL BENEFIT OPTION
Effective May 1, 2006, we ceased offering the SureIncome Withdrawal Benefit Option ("SureIncome Option").

The SureIncome Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals that total an amount equal to your purchase payments (subject to certain restrictions). Therefore, regardless of the subsequent fluctuations in


                                 30  PROSPECTUS
the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted (terms defined below).

The SureIncome Option guarantees an amount up to the "BENEFIT PAYMENT REMAINING" which will be available for withdrawal from the Contract each "BENEFIT YEAR" until the "BENEFIT BASE" (defined below) is reduced to zero. If the Contract Value is reduced to zero and the Benefit Base is still greater than zero, we will distribute an amount equal to the Benefit Base to the Contract owner as described below under the "WITHDRAWAL BENEFIT PAYOUT PHASE".

For purposes of the SureIncome Option, "withdrawal" means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable surrender charges. Under the SureIncome Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The "RIDER DATE" is the date the SureIncome Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.

Currently, you may have only one Withdrawal Benefit Option (SureIncome, SureIncome Plus or SureIncome For Life) in effect on your Contract at one time.
 You may only have one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome Option may be cancelled at any time on or after the 5th calendar year anniversary of the Rider Date by notifying us in writing in a form satisfactory to us.


WITHDRAWAL BENEFIT FACTOR
The "WITHDRAWAL BENEFIT FACTOR" is used to determine the "BENEFIT PAYMENT" and Benefit Payment Remaining. We currently offer a Withdrawal Benefit Factor equal to 8%. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome Options and/or to eliminate the current Withdrawal Benefit Factor. Once a Withdrawal Benefit Factor has been established for a SureIncome Option, it cannot be changed after the Rider Date unless that SureIncome Option is terminated.


BENEFIT PAYMENT AND BENEFIT PAYMENT REMAINING
The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any purchase payments or withdrawals made on a Contract Anniversary would be applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

During each Benefit Year the Benefit Payment Remaining will be increased by purchase payments multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Options) and reduced by the amount of each withdrawal. The Benefit Payment Remaining will never be less than zero.

On the Rider Date, the Benefit Payment is equal to the greater of:

.. The Contract Value multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Options); or

.. The value of the Benefit Payment of the previous Withdrawal Benefit Option
  (attached to your Contract) which is being terminated under a rider trade-in option (see "Rider Trade-In Option" below for more information), if applicable.

After the Rider Date, the Benefit Payment will be increased by purchase payments multiplied by the Withdrawal Benefit Factor and affected by withdrawals as follows:

.. If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

.. If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

  .  The Benefit Payment immediately prior to the withdrawal; or

  . The Contract Value immediately prior to withdrawal less the amount of the withdrawal, multiplied by the Withdrawal Benefit Factor.

The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by


                                 31  PROSPECTUS
the withdrawals. This modification may result in uneven payment amounts throughout the year.


BENEFIT BASE
The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments and decreased by withdrawals as follows:

.. If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

.. If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

  . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

  . The Benefit Base immediately prior to withdrawal less the amount of the withdrawal.

The Benefit Base may also be reduced in other situations as detailed in the "Contract Owner and Assignment of Payments or Interest" section below.

IF THE BENEFIT BASE IS REDUCED TO ZERO, THIS SUREINCOME OPTION WILL TERMINATE.

For numerical examples that illustrate how the values defined under the SureIncome Option are calculated, see Appendix F.


CONTRACT OWNER AND ASSIGNMENT OF PAYMENTS OR INTEREST
If you change the Contract Owner or assign any payments or interest under this Contract, as allowed, to any living or non-living person other than your spouse on or after the first calendar year anniversary of the Rider Date, the Benefit Base will be recalculated to be the lesser of the Contract Value and the Benefit Base at the time of assignment.


CONTRACT VALUE
If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Base is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.


WITHDRAWAL BENEFIT PAYOUT PHASE
Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase subject to the following:

The "WITHDRAWAL BENEFIT PAYOUT START DATE" is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends.

No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase can be made after the Withdrawal Benefit Payout Start Date.

Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e., if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made over a period certain such that total payments made will equal the Benefit Base on the Payout Start Date; therefore, the final payment may be less than each of the previous payments. If your Contract is subject to Internal Revenue Code Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome Option may be larger so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Internal Revenue Code Section 401(a)(9), we will not permit a change in the payment frequency or level.

If your Contract is not subject to Internal Revenue Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the commencement of the Withdrawal Benefit Payout Start Date.


INVESTMENT REQUIREMENTS
If you add a SureIncome Option to your Contract, you must adhere to certain requirements related to the


                                 32  PROSPECTUS
investment alternatives in which you may invest. These requirements are described in "INVESTMENT REQUIREMENTS (APPLICABLE TO ALL WITHDRAWAL BENEFIT OPTIONS)" below.


CANCELLATION OF THE SUREINCOME OPTION
You may not cancel the SureIncome Option prior to the 5th calendar year anniversary of the Rider Date. On or after the 5th calendar year anniversary of the Rider Date you may cancel the rider by notifying us in writing in a form satisfactory to us. We reserve the right to extend the date at which time the cancellation may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any such change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.


RIDER TRADE-IN OPTION
We offer a "RIDER TRADE-IN OPTION" that allows you to cancel your SureIncome Option and immediately add a new Withdrawal Benefit Option ("New SureIncome Option"). We currently offer the SureIncome Plus Withdrawal Benefit Option as the New SureIncome Option under the Rider Trade-In Option. We may also offer other Options ("New Options") under the Rider Trade-In Option. However, you may only select one Option under this Rider Trade-In Option at the time you cancel your SureIncome Option. Currently, we are also making the TrueReturn Accumulation Benefit Option available at the time of your first utilization of this Rider Trade-In Option so that you have the ability to switch from the SureIncome Option to the TrueReturn Accumulation Benefit Option. We may discontinue offering the TrueReturn Option under the Rider Trade-In Option for New SureIncome Options added in the future at anytime at our discretion. If we do so, SureIncome Options issued prior to this time will continue to have a TrueReturn Option available at the time of the first utilization of this SureIncome Rider Trade-In Option.

This Rider Trade-in Option is available provided all of the following conditions are met:

.. The trade-in must occur on or after the 5th calendar year anniversary of the Rider Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.

.. The New SureIncome Option or any New Option will be made a part of your Contract on the date the existing Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

.. The New SureIncome Option or any New Option must be an Option that we make available for use with this Rider Trade-In Option.

.. The issue requirements and terms and conditions of the New SureIncome Option or the New Option must be met as of the date any such Option is made a part of your Contract. Currently, if you select the SureIncome Plus Withdrawal Benefit Option utilizing the Rider Trade-in Option, the maximum age of any Contract Owner or Annuitant on the Rider Application Date is age 75. For a New SureIncome Option or New Option that may be offered and selected in the future utilizing the Rider Trade-In Option, issue age requirements may differ.

If the New Option is a New SureIncome Option, it must provide that the new Benefit Payment be greater than or equal to your current Benefit Payment as of the date the Rider Trade-In Option is exercised, if applicable.

You should consult with your Morgan Stanley Financial Advisor before trading in your SureIncome Option.


DEATH OF OWNER OR ANNUITANT
If the Owner or Annuitant dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome Option. If the SureIncome Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D above, then the SureIncome Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

If the Contract death settlement options are governed by an Endorsement and such Endorsement allows for the continuation of the Contract upon the death of the Owner or Annuitant by the spouse, the SureIncome Option will continue unless the new Owner elects to cancel the SureIncome Option. If the SureIncome Option is continued, it will remain in effect until terminated pursuant to Termination of the SureIncome Option below. If the Contract is not continued, then the SureIncome Option will terminate on the date we received a complete request for settlement of the Death Proceeds.


TERMINATION OF THE SUREINCOME OPTION
The SureIncome Option will terminate on the earliest of the following to occur:

.. The Benefit Base is reduced to zero;

.. On the Payout Start Date (except if the Contract enters the Withdrawal Benefit
  Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

.. On the date the Contract is terminated;

.. On the date the SureIncome Option is cancelled;

.. On the date we receive a Complete Request for Settlement of the Death
  Proceeds; or


                                 33  PROSPECTUS

.. On the date the SureIncome Option is replaced with a New Option under the Rider Trade-In Option.


SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION
We offer the SureIncome Plus Withdrawal Benefit Option ("SureIncome Plus Option") for an additional fee. The SureIncome Plus Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals, which may increase during the first 10 years of the Option, that total an amount equal to your purchase payments, subject to certain restrictions. Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted (see defined terms below). The SureIncome Plus Option also provides an additional death benefit option.

The SureIncome Plus Option guarantees an amount up to the "BENEFIT PAYMENT REMAINING" which will be available for withdrawal from the Contract each "BENEFIT YEAR" until the "BENEFIT BASE" (defined below) is reduced to zero. If the Contract Value is reduced to zero and the Benefit Base is still greater than zero, we will distribute an amount equal to the Benefit Base to the Contract
Owner as described below under the "WITHDRAWAL BENEFIT PAYOUT PHASE".   Prior to
the commencement of the Withdrawal Benefit Payout Phase, the SureIncome Plus Option also provides an additional death benefit option, the SureIncome Return of Premium Death Benefit ("SUREINCOME ROP DEATH BENEFIT"). This death benefit option is described below under "DEATH OF OWNER OR ANNUITANT" and in the DEATH BENEFITS section starting on page 71.

For purposes of the SureIncome Plus Option, "withdrawal" means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable surrender charges. Under the SureIncome Plus Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The "RIDER DATE" is the date the SureIncome Plus Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.

The SureIncome Plus Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome Plus Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the SureIncome Plus Option. Currently, you may have only one Withdrawal Benefit Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome Plus Option is available if the oldest Contract Owner and oldest Annuitant are age 75 or younger on the effective date of the Rider (the "Rider Application Date"). The SureIncome Plus Option may not be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b) at this time. We reserve the right to make the SureIncome Plus Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome Plus Option may not be cancelled at any time.

We may discontinue offering the SureIncome Plus Option at any time to new Contract Owners and to existing Contract Owners who did not elect the SureIncome Plus Option prior to the date of discontinuance.


WITHDRAWAL BENEFIT FACTOR
The "WITHDRAWAL BENEFIT FACTOR" is used to determine the "BENEFIT PAYMENT" and Benefit Payment Remaining. We currently offer a Withdrawal Benefit Factor equal to 8%. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome Plus Options and/or to eliminate the current Withdrawal Benefit Factor. Once a Withdrawal Benefit Factor has been established for a SureIncome Plus Option, it cannot be changed after the Rider Date.


BENEFIT PAYMENT AND BENEFIT PAYMENT REMAINING
The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base and your SureIncome ROP Death Benefit by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any purchase payments or withdrawals made on a Contract Anniversary would be applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

During each Benefit Year the Benefit Payment Remaining will be increased by purchase payments multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Plus Options) and reduced by the amount of each withdrawal. The Benefit Payment Remaining will never be less than zero.

On the Rider Date, the Benefit Payment is equal to the greater of:


                                 34  PROSPECTUS

.. The Contract Value multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Plus Options); or

.. The value of the Benefit Payment of the previous Withdrawal Benefit Option
  (attached to your Contract) which is being terminated under a rider trade-in option, if applicable. See RIDER TRADE-IN OPTION, above, under SUREINCOME WITHDRAWAL BENEFIT OPTION for more information.

After the Rider Date, the Benefit Payment will be increased by purchase payments multiplied by the Withdrawal Benefit Factor and affected by withdrawals as follows:

.. If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

.. The Benefit Payment immediately prior to the withdrawal; or

.. The Contract Value immediately prior to withdrawal less the amount of the withdrawal, multiplied by the Withdrawal Benefit Factor.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Payment may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Payment will be recalculated to the greater of:

.. The Benefit Payment following the application of all purchase payments and withdrawals on that Contract Anniversary; and

.. The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals, and expenses multiplied by the Withdrawal Benefit Factor.

The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.


BENEFIT BASE
The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome Plus Option.
 On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments and decreased by withdrawals as follows:

.. If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

.. If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

  . The Contract Value immediately prior to the withdrawal less the amount of the withdrawal; or

  . The Benefit Base immediately prior to the withdrawal less the amount of the withdrawal.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Base may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Base will be recalculated to the greater of:

.. The Benefit Base following the application of all purchase payments and withdrawals on that Contract Anniversary; and

.. The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses.

The Benefit Base may also be reduced in other situations as detailed in the "Contract Owner and Assignment of Payments or Interest" section below.

IF THE BENEFIT BASE IS REDUCED TO ZERO, THIS SUREINCOME PLUS OPTION WILL TERMINATE.

For numerical examples that illustrate how the values defined under the SureIncome Plus Option are calculated, see Appendix G.


                                 35  PROSPECTUS

CONTRACT OWNER AND ASSIGNMENT OF PAYMENTS OR INTEREST
If you change the Contract Owner or assign any payments or interest under the Contract, as allowed, to any living or non-living person other than your spouse on or after the first calendar year anniversary of the Rider Date, the Benefit Base will be recalculated to be the lesser of the Contract Value or the Benefit Base at the time of assignment.


CONTRACT VALUE
If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Base is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome Plus Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.


WITHDRAWAL BENEFIT PAYOUT PHASE
Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase.

The "WITHDRAWAL BENEFIT PAYOUT START DATE" is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends. No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase of the Contract can be made after the Withdrawal Benefit Payout Start Date. Since the Accumulation Phase ends at this point, the SureIncome ROP Death Benefit no longer applies.

Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the commencement of the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e., if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made over a period certain such that total payments made will equal the Benefit Base on the Payout Start Date; therefore, the final payment may be less than each of the previous payments. If your Contract is subject to Internal Revenue Code Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome Plus Option may be larger so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Internal Revenue Code
Section 401(a)(9), we will not permit a change in the payment frequency or level.

If your Contract is not subject to Internal Revenue Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the Withdrawal Benefit Payout Start Date.


INVESTMENT REQUIREMENTS
If you add a SureIncome Plus Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest.
 These requirements are described in "INVESTMENT REQUIREMENTS (APPLICABLE TO ALL WITHDRAWAL BENEFIT OPTIONS)" below.


DEATH OF OWNER OR ANNUITANT
If the Owner or the Annuitant dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome Plus Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome Plus Option. If the SureIncome Plus Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D above, then the SureIncome Plus Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

If the Contract death settlement options are governed by an Endorsement and such Endorsement allows for the continuation of the Contract upon the death of the Owner or Annuitant by the spouse, the SureIncome Plus Option will continue unless the new Owner elects to cancel the SureIncome Plus Option. If the SureIncome Plus Option is continued, it will remain in effect until terminated pursuant to Termination of the SureIncome Plus Option below. If the Contract is not continued, then the SureIncome Plus Option will terminate on the date we received a complete request for settlement of the Death Proceeds.

The SureIncome Plus Option also makes available the SureIncome ROP Death Benefit. On the Rider Date, the SureIncome ROP Death Benefit is equal to the Contract Value. After the Rider Date, the SureIncome ROP Death


                                 36  PROSPECTUS

Benefit will be increased by purchase payments and decreased by withdrawals as follows:

.. If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be reduced by the amount of the withdrawal.

.. If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be the lesser of:

  . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

  . The SureIncome ROP Death Benefit immediately prior to withdrawal less the amount of the withdrawal.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

For numerical examples that illustrate how the SureIncome ROP Death Benefit under the SureIncome Plus Option is calculated, see Appendix G.

Refer to the Death Benefits section page 71 for more details on the SureIncome ROP Death Benefit.


TERMINATION OF THE SUREINCOME PLUS OPTION
The SureIncome Plus Option will terminate on the earliest of the following to occur:

.. The Benefit Base is reduced to zero;

.. On the Payout Start Date (except if the Contract enters the Withdrawal Benefit
  Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

.. On the date the Contract is terminated;

.. On the date the SureIncome Plus Option is cancelled as detailed under Death of Owner or Annuitant above; or

.. On the date we receive a Complete Request for Settlement of the Death
  Proceeds.


SUREINCOME FOR LIFE WITHDRAWAL BENEFIT OPTION
We offer the SureIncome For Life Withdrawal Benefit Option ("SureIncome For Life Option") for an additional fee. The SureIncome For Life Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals, which may increase during the first 10 years of the Option, as long as the SureIncome Covered Life is alive, subject to certain restrictions.
 Therefore, regardless of subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until the death of the SureIncome Covered Life (as defined below), subject to certain
restrictions.   The SureIncome For Life Option also provides an additional death benefit option.

The SureIncome For Life Option guarantees an amount up to the "BENEFIT PAYMENT REMAINING" which will be available for withdrawal from the Contract each "BENEFIT YEAR" as long as the SureIncome Covered Life is alive, subject to certain restrictions. The "SUREINCOME COVERED LIFE" is the oldest Contract Owner, or the oldest Annuitant if the Contact Owner is a non-living entity, on the Rider Date. If the Contract Value is reduced to zero and the Benefit Payment is still greater than zero, we will distribute an amount equal to the Benefit Payment each year to the Contract Owner as described below under the "WITHDRAWAL BENEFIT PAYOUT PHASE" as long as the SureIncome Covered Life is
alive.   Prior to the commencement of the Withdrawal Benefit Payout Phase, the
SureIncome For Life Option also provides an additional death benefit option, the SureIncome Return of Premium Death Benefit ("SUREINCOME ROP DEATH BENEFIT").
 This Option is described below under "DEATH OF OWNER OR ANNUITANT" and in the DEATH BENEFITS section starting on page 71.

For purposes of the SureIncome For Life Option, "withdrawal" means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable surrender charges. Under the SureIncome For Life Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The "RIDER DATE" is the date the SureIncome For Life Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.

The SureIncome For Life Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome For Life Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the SureIncome For Life Option. Currently, you may have only one Withdrawal Benefit Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome For Life Option is only available if the oldest Contract Owner or the oldest Annuitant, if the Contract Owner is a non-living entity (i.e., the SureIncome Covered Life) is between the ages of 50 and 75, inclusive, on the effective date of the Rider (the "Rider Application Date"). The SureIncome For Life Option may not be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b) at


                                 37  PROSPECTUS
this time. We reserve the right to make the SureIncome For Life Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome For Life Option may not be cancelled at any time.

We may discontinue offering the SureIncome For Life Option at any time to new Contract Owners and to existing Contract Owners who did not elect the SureIncome For Life Option prior to the date of discontinuance.


WITHDRAWAL BENEFIT FACTOR
The "WITHDRAWAL BENEFIT FACTOR" is used to determine the "BENEFIT PAYMENT" and Benefit Payment Remaining. Prior to the earlier of the date of the first withdrawal after the issuance of the SureIncome For Life Option or the date the Contract enters the Withdrawal Benefit Payout Phase, the Withdrawal Benefit Factor used in these determinations may change as shown below. Generally speaking, during this period the Withdrawal Benefit Factor will increase as the SureIncome Covered Life grows older. On the earlier of the date of the first withdrawal after the issuance of the SureIncome for Life Option or the date the Contract enters the Withdrawal Benefit Payout Phase, the Withdrawal Benefit Factor will be fixed at the then applicable rate, based on the then current attained age of the SureIncome Covered Life, and will be used in all subsequent determinations of Benefit Payments and Benefit Payments Remaining. AFTER THIS
                                                                    ----------
DATE THE WITHDRAWAL BENEFIT FACTOR WILL NOT CHANGE.
---------------------------------------------------

We currently offer the following Withdrawal Benefit Factors:

                     Attained Age of
                 SureIncome Covered Life                     Withdrawal Benefit Factor
                 -----------------------                     -------------------------
                          50-59                                         4%
                          60-69                                         5%
                          70+                                           6%


The Withdrawal Benefit Factors and age ranges applicable to your Contract are set on the Rider Date. They cannot be changed after the SureIncome For Life Option has been added to your Contract. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome For Life Options, change the age ranges to which they apply, and/or to eliminate currently available Withdrawal Benefit Factors.


BENEFIT PAYMENT AND BENEFIT PAYMENT REMAINING
The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base and your SureIncome ROP Death Benefit by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any premiums or withdrawals made on a Contract Anniversary are applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

On the Rider Date, the Benefit Payment is equal to the Contract Value multiplied by the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life.

After the Rider Date, the Benefit Payment and Benefit Payment Remaining will be increased by purchase payments multiplied by the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life. On the date of the first withdrawal after the Rider Date the Benefit Payment and Benefit Payment Remaining will equal the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life multiplied by the Benefit Base immediately after application of any purchase payments, but prior to the withdrawal on that date. THE WITHDRAWAL BENEFIT FACTOR USED IN ALL FUTURE CALCULATIONS WILL NOT
       ----------------------------------------------------------------------
CHANGE.
-------

After the first withdrawal, the Benefit Payment Remaining will be increased by purchase payments multiplied by the Withdrawal Benefit Factor. The Benefit Payment Remaining is reduced by the amount of any withdrawal. The Benefit Payment Remaining will never be less than zero.

After the first withdrawal, the Benefit Payment will be increased by purchase payments multiplied by the Withdrawal Benefit Factor. The Benefit Payment is affected by withdrawals as follows:

.. If a withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

.. If a withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

  .  The Benefit Payment immediately prior to the withdrawal; or

  . The Benefit Base immediately after the withdrawal multiplied by the Withdrawal Benefit Factor.

IF THE BENEFIT PAYMENT IS REDUCED TO ZERO, THE SUREINCOME FOR LIFE OPTION WILL TERMINATE.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Payment may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Payment will be recalculated to the greater of:


                                 38  PROSPECTUS

.. The Benefit Payment following application of all purchase payments and withdrawals on that Contract Anniversary; or

.. The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses, multiplied by the Withdrawal Benefit Factor currently applicable.

The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.


BENEFIT BASE
The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome For Life Option. On the Rider Date, the Benefit Base is equal to the Contract Value.
 After the Rider Date, the Benefit Base will be increased by purchase payments and decreased by withdrawals as follows:

.. If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

.. If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

  . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

  . The Benefit Base immediately prior to withdrawal less the amount of the withdrawal (this value cannot be less than zero).

As used in the above calculation, Contract Value incorporates the impact of any purchase payments received on the date of this withdrawal, but before the application of any SureIncome For Life Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Base may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Base will be recalculated to the greater of:

.. The Benefit Base following the application of all purchase payments and withdrawals on that Contract Anniversary; and

.. The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses.

For numerical examples that illustrate how the values defined under the SureIncome For Life Option are calculated, see Appendix H.


CONTRACT VALUE
If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Payment is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome For Life Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.


WITHDRAWAL BENEFIT PAYOUT PHASE
Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase.

The "WITHDRAWAL BENEFIT PAYOUT START DATE" is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends. No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase of the Contract can be made after the Withdrawal Benefit Payout Start Date. Since the Accumulation Phase of the Contract ends at this point, the SureIncome ROP Death Benefit no longer applies.

Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e. if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made until the later of the death of the SureIncome Covered Life or over a period certain based


                                 39  PROSPECTUS
on the total payments made equaling at least the Benefit Base on the Payout Start Date. If your Contract is subject to Internal Revenue Code Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome For Life Option may be larger during the period certain so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Internal Revenue Code Section 401(a)(9), we will not permit a change in the payment frequency or level.

If your Contract is not subject to Internal Revenue Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the commencement of the Withdrawal Benefit Payout Start Date.


INVESTMENT REQUIREMENTS
If you add a SureIncome For Life Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. These requirements are described in "INVESTMENT REQUIREMENTS (APPLICABLE TO ALL WITHDRAWAL BENEFIT OPTIONS)" below.


DEATH OF OWNER OR ANNUITANT
If the SureIncome Covered Life dies during the Accumulation Phase of the Contract, the SureIncome For Life Option will terminate on the date of the SureIncome Covered Life's death. If the Contract Owner or the Annuitant who is not the SureIncome Covered Life dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome For Life Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome For Life Option. If the SureIncome For Life Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the SureIncome For Life Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

The SureIncome For Life Option also makes available the SureIncome ROP Death Benefit. The SureIncome ROP Death Benefit is only available upon the death of the SureIncome Covered Life. If a Contract Owner, Annuitant or Co-Annuitant who is not the SureIncome Covered Life dies, the SureIncome ROP Death Benefit is not applicable. On the Rider Date, the SureIncome ROP Death Benefit is equal to the Contract Value. After the Rider Date, the SureIncome ROP Death Benefit will be increased by purchase payments and decreased by withdrawals as follows:

.. If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be reduced by the amount of the withdrawal.

.. If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be the lesser of:

  . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

  . The SureIncome ROP Death Benefit immediately prior to withdrawal less the amount of the withdrawal.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments received on the date of this withdrawal, but before the application of any SureIncome For Life Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge applicable.

For numerical examples that illustrate how the SureIncome ROP Death Benefit under the SureIncome For Life Option is calculated, see Appendix H.

Refer to the DEATH BENEFITS section page 71 for more details on the SureIncome ROP Death Benefit.


TERMINATION OF THE SUREINCOME FOR LIFE OPTION
The SureIncome For Life Option will terminate on the earliest of the following to occur:

.. The Benefit Payment is reduced to zero;

.. On the Payout Start Date (except if the Contract enters the Withdrawal Benefit
  Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

.. On the date the Contract is terminated;

.. On the date the SureIncome Covered Life is removed from the Contract for any reason, and is no longer a Contract Owner or Annuitant under the Contract (if the Covered Life continues as only the Beneficiary, the Option will terminate);

.. On the date the SureIncome For Life Option is cancelled as detailed under Death of Owner or Annuitant section above;

.. On the date we receive a Complete Request for Settlement of the Death
  Proceeds; or


                                 40  PROSPECTUS

.. On the date the SureIncome Covered Life dies if the SureIncome Covered Life dies prior to the Payout Start Date.


INVESTMENT REQUIREMENTS (APPLICABLE TO ALL WITHDRAWAL BENEFIT OPTIONS)
If you add a Withdrawal Benefit Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. The specific requirements are described below in more detail and will depend on your current Model Portfolio Option and your Withdrawal Benefit Factor(s). These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable at any time in our sole discretion. Any changes we make will not apply to a Withdrawal Benefit Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. This restriction does not apply to a New SureIncome Option or to a New Option elected pursuant to the Rider Trade-In Option. We reserve the right to have requirements unique to specific Withdrawal Benefit Factors if we make other Withdrawal Benefit Factors available in the future including specific model portfolio options ("Model Portfolio Options") as described below available only to certain Withdrawal Benefit Factors.

When you add a Withdrawal Benefit Option to your Contract, you must allocate your entire Contract Value as follows:

  (1) to a MODEL PORTFOLIO OPTION available as described below;

  (2)to the DCA Fixed Account Option and then transfer all purchase payments and interest to an available Model Portfolio Option; or

  (3) to a combination of (1) and (2) above.

With respect to (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.

On the Rider Date, you must select only one of the Model Portfolio Options to which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other available Model Portfolio Options. We currently offer several Model Portfolio Options. The Model Portfolio Options that are available may differ depending upon the effective date of your Withdrawal Benefit Option and your Withdrawal Benefit Factor.
 Please refer to the Model Portfolio Option and TrueBalance/SM/ Model Portfolio Options sections of this prospectus for more details. We may add other Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Options currently available for use:

*Model Portfolio Option 1
*TrueBalance Conservative Model Portfolio Option
*TrueBalance Moderately Conservative Model Portfolio Option
*TrueBalance Moderate Model Portfolio Option
*TrueBalance Moderately Aggressive Model Portfolio Option
*TrueBalance Aggressive Model Portfolio Option
-------------------------------------------------------------




 You may not allocate any of your Contract Value to the Standard Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option to the Variable Sub-Accounts prior to adding a Withdrawal Benefit Option to your Contract. You may allocate any portion of your purchase payments to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract.
 See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information. We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account, any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to your most recent percentage allocation selections for your Model Portfolio Option.

Any subsequent purchase payments made to your Contract will be allocated to the Variable Sub-Accounts according to your specific instructions or your allocation for the previous purchase payment (for Model Portfolio Option 1) or the percentage allocation for your current Model Portfolio Option (for TrueBalance Model Portfolio Options) unless you request that the purchase payment be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $100 or more. Any withdrawals you request will reduce your Contract Value invested in each of the investment alternatives on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all investment alternatives, unless you request otherwise.


MODEL PORTFOLIO OPTION 1.
If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1, we


                                 41  PROSPECTUS
have divided the Variable Sub-Accounts into two separate categories:
"Available," and "Excluded." Currently, you may allocate up to 100% of your Contract Value to the Available Variable Sub-Accounts in any manner you choose. You may not allocate ANY PORTION of your Contract Value to the Excluded Variable Sub-Accounts. You may make transfers among any of the Available Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

Currently the Available Variable Sub-Accounts and the Excluded Variable Sub-Accounts are as follows(1, 3, 4, 5):

                             Available
-------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth - Class Y Sub-Account
Morgan Stanley VIS Equity - Class Y Sub-Account
Morgan Stanley VIS Global Dividend Growth - Class Y Sub-Account
Morgan Stanley VIS High Yield - Class Y Sub-Account (1)
Morgan Stanley VIS Income Builder - Class Y Sub-Account (1)
Morgan Stanley VIS Limited Duration - Class Y Sub-Account (4)
Morgan Stanley VIS Money Market - Class Y Sub-Account
Morgan Stanley VIS Income Plus - Class Y Sub-Account
Morgan Stanley VIS S&P 500 Index - Class Y Sub-Account
Morgan Stanley VIS Strategist - Class Y Sub-Account
Morgan Stanley VIS Utilities - Class Y Sub-Account (1)
AIM V.I. Basic Value - Series II Sub-Account (1)
AIM V.I. Core Equity - Series II Sub-Account (5)
AIM V.I. Capital Appreciation - Series II Sub-Account (1)
AllianceBernstein VPS Growth - Class B Sub-Account
AllianceBernstein VPS Growth and Income - Class B Sub-Account (1)
AllianceBernstein VPS International Value - Class B Sub-Account
AllianceBernstein VPS Small/Mid Cap Value - Class B Sub-Account
AllianceBernstein VPS Utility Income - Class B Sub-Account
AllianceBernstein VPS Value - Class B Sub-Account
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
Fidelity VIP Growth & Income - Service Class 2 Sub-Account
Fidelity VIP High Income - Service Class 2 Sub-Account
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
Fidelity VIP Money Market - Service Class 2 Sub-Account
FTVIP Franklin Flex Cap Growth Securities - Class 2 Sub-Account
FTVIP Franklin High Income Securities - Class 2 Sub-Account (1)
FTVIP Franklin Income Securities - Class 2 Sub-Account
FTVIP Mutual Discovery Securities - Class 2 Sub-Account
FTVIP Mutual Shares Securities - Class 2 Sub-Account
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
Goldman Sachs VIT Structured Small Cap Equity Sub-Account
Goldman Sachs VIT Structured U.S. Equity Sub-Account
Goldman Sachs VIT Growth and Income Sub-Account
Goldman Sachs VIT Mid Cap Value Sub-Account (4)
PIMCO VIT CommodityRealReturn Strategy - Advisor Shares Sub-Account
PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account
PIMCO VIT Real Return - Advisor Shares Sub-Account
PIMCO VIT Total Return - Advisor Shares Sub-Account
Putnam VT Growth and Income - Class IB Sub-Account (1)
Putnam VT International Equity - Class IB Sub-Account
Putnam VT New Value - Class IB Sub-Account
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
Putnam VT Voyager - Class IB Sub-Account
Van Kampen LIT Comstock, Class II Sub-Account
Van Kampen LIT Strategic Growth, Class II Sub-Account
Van Kampen LIT Growth and Income, Class II Sub-Account
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account (1)(2)
Van Kampen UIF Emerging Markets Equity, Class II Sub-Account (2)
Van Kampen UIF Equity and Income, Class II Sub-Account (2)
Van Kampen UIF Global Franchise, Class II Sub-Account (2)
Van Kampen UIF Mid Cap Growth, Class II Sub-Account (2)
Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account (2)
Van Kampen UIF U.S. Real Estate, Class II Sub-Account(2)
Van Kampen UIF International Growth Equity, Class II Sub-Account
 (2)
-------------------------------------------------------------------
                             Excluded
-------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity - Class Y Sub-Account
Morgan Stanley VIS European Equity - Class Y Sub-Account (4)
Morgan Stanley VIS Global Advantage - Class Y Sub-Account (1)
AIM V.I. Mid Cap Core Equity - Series II Sub-Account (1)
AllianceBernstein VPS Large Cap Growth - Class B Sub-Account (1)
Van Kampen LIT Aggressive Growth, Class II Sub-Account
Van Kampen UIF Equity Growth, Class II Sub-Account(2)
Van Kampen UIF Small Company Growth, Class II Sub-Account (2)
-------------------------------------------------------------------


1) Effective May 1, 2005, the following Variable Sub-Accounts closed to new investments: the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity
  - Series II Sub-Account, the AllianceBernstein VPS Growth and Income - Class B Sub-Account, the AllianceBernstein VPS Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income Securities - Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage - Class Y Sub-Account, the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the Van Kampen UIF Emerging Markets Debt, Class II Sub-Account.*

2) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

3) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account closed to new investments and is not available with any Withdrawal Benefit Option.*


                                 42  PROSPECTUS

4) Effective May 1, 2006, the following Variable Sub-Accounts closed to new investments: the Goldman Sachs VIT Mid Cap Value Sub-Account, the Morgan Stanley VIS European Equity - Class Y Sub-Account and the Morgan Stanley VIS Limited Duration - Class Y Sub-Account.*

5) Effective May 1, 2006, the AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment.
   If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

* AS NOTED ABOVE, CERTAIN VARIABLE SUB-ACCOUNTS ARE CLOSED TO NEW INVESTMENTS. IF YOU INVESTED IN THESE VARIABLE SUB-ACCOUNTS PRIOR TO THE EFFECTIVE CLOSE
DATE, YOU MAY CONTINUE YOUR INVESTMENTS. IF PRIOR TO THE EFFECTIVE CLOSE DATE, YOU ENROLLED IN ONE OF OUR AUTOMATIC TRANSACTION PROGRAMS, SUCH AS AUTOMATIC ADDITIONS, PORTFOLIO REBALANCING OR DOLLAR COST AVERAGING, WE WILL CONTINUE TO EFFECT AUTOMATIC TRANSACTIONS TO THESE VARIABLE SUB-ACCOUNTS IN ACCORDANCE WITH
THAT PROGRAM.   OUTSIDE OF THESE AUTOMATIC TRANSACTION PROGRAMS, ADDITIONAL
ALLOCATIONS WILL NOT BE ALLOWED.   IF YOU CHOOSE TO ADD ANY WITHDRAWAL BENEFIT
OPTION ON OR AFTER THE EFFECTIVE CLOSE DATE, YOU MUST TRANSFER ANY PORTION OF YOUR CONTRACT VALUE THAT IS ALLOCATED TO THESE VARIABLE SUB-ACCOUNTS TO ANY OF THE REMAINING VARIABLE SUB-ACCOUNTS AVAILABLE WITH A WITHDRAWAL BENEFIT OPTION PRIOR TO ADDING IT TO YOUR CONTRACT.

TRUEBALANCE/SM/ MODEL PORTFOLIO OPTIONS.

If you choose one of the TrueBalance/SM/ Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalance/SM/ Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts that comprise that TrueBalance Model Portfolio Option.
 Each TrueBalance Model Portfolio involves an allocation of assets among a group of pre-selected Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the "TrueBalance/SM/ Asset Allocation Program" section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added a Withdrawal Benefit Option to your Contract.


                                 43  PROSPECTUS

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------

You may allocate your purchase payments to up to 47* Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including expenses and risks associated with each Portfolio, please refer to the prospectuses for the Funds. We will mail to you a prospectus for each Portfolio related to the Variable Sub-Accounts to which you allocate your purchase payment.

YOU SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT ALTERNATIVES WHEN MAKING AN ALLOCATION TO THE VARIABLE SUB-ACCOUNTS. TO OBTAIN ANY OR ALL OF THE UNDERLYING PORTFOLIO PROSPECTUSES, PLEASE CONTACT US AT 1-800-256-9392 OR GO TO
WWW.ACCESSALLSTATE.COM.

*Up to 17 additional Variable Sub-Accounts may be available depending on the date your purchased your Contract. Please see page 48 for information about Sub-Accounts and/or Portfolio liquidations, mergers, closures and name changes.


                                 44  PROSPECTUS

PORTFOLIO:                EACH PORTFOLIO SEEKS:        INVESTMENT ADVISOR:
-------------------------------------------------------------------------------
MORGAN STANLEY VARIABLE INVESTMENT SERIES
-------------------------------------------------------------------------------
Morgan Stanley VIS        Long-term capital growth
 Aggressive Equity
 Portfolio - Class Y

-------------------------------------------------------
Morgan Stanley VIS        Reasonable current income
 Dividend Growth           and long term growth of
 Portfolio - Class Y       income and capital.
-------------------------------------------------------
Morgan Stanley VIS        Growth of capital through
 Equity Portfolio -        investments in common
 Class Y                   stocks believed by the
                           Investment Adviser to have
                           potential for superior
                           growth. As a secondary
                           objective, income but only
                           when consistent with its
                           primary objective.
-------------------------------------------------------
Morgan Stanley VIS        To maximize the capital
 European Equity           appreciation of its
 Portfolio - Class         investments
 Y/(1)/
-------------------------------------------------------
Morgan Stanley VIS        Long-term capital growth
 Global Advantage
 Portfolio - Class
 Y/(2)/
-------------------------------------------------------
Morgan Stanley VIS        Reasonable current income
 Global Dividend Growth    and long-term growth of
 Portfolio - Class Y       income and capital.
-------------------------------------------------------
Morgan Stanley VIS High   High level of current
 Yield Portfolio - Class   income by investing in a
 Y/(2)/                    diversified portfolio
                           consisting principally of
                           fixed-income securities,    MORGAN STANLEY
                           which may include both      INVESTMENT ADVISORS INC.
                           non-convertible and
                           convertible debt
                           securities and preferred
                           stocks. As a secondary
                           objective, capital
                           appreciation, but only
                           when consistent with its
                           primary objective.
-------------------------------------------------------
Morgan Stanley VIS        Reasonable income and, as a
 Income Builder            secondary objective,
 Portfolio - Class         growth of capital
 Y/(2)/
-------------------------------------------------------
Morgan Stanley VIS        High level of current
 Income Plus Portfolio -   income by investing
 Class Y                   primarily in U.S.
                           government securities and
                           other fixed-income
                           securities. As a secondary
                           objective, capital
                           appreciation but only when
                           consistent with its
                           primary objective.
-------------------------------------------------------
Morgan Stanley VIS        High level of current
 Limited Duration          income consistent with
 Portfolio - Class         preservation of capital
 Y/(1)/
-------------------------------------------------------
Morgan Stanley VIS Money  High current income,
 Market Portfolio -        preservation of capital,
 Class Y                   and liquidity
-------------------------------------------------------
Morgan Stanley VIS S&P    Investment results that,
 500 Index Portfolio -     before expenses,
 Class Y                   correspond to the total     ------------------------
                           return (i.e., combination
                           of capital changes and
                           income) of the Standard
                           and Poor's 500 Composite
                           Stock Price Index
-------------------------------------------------------
Morgan Stanley VIS        High total investment
 Strategist Portfolio -    return
 Class Y
-------------------------------------------------------
Morgan Stanley VIS        Capital appreciation and
 Utilities Portfolio -     current income
 Class Y/(2)/
-------------------------------------------------------

45 PROSPECTUS

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
-------------------------------------------------------------------------------
Van Kampen UIF Emerging   High total return by
 Markets Debt Portfolio,   investing primarily in
 Class II/(2)/             fixed income securities of
                           government and
                           government-related issuers
                           and, to a lesser extent,
                           of corporate issuers in
                           emerging market countries.
-------------------------------------------------------
Van Kampen UIF Emerging   Long-term capital
 Markets Equity            appreciation by investing
 Portfolio, Class II       primarily in
                           growth-oriented equity
                           securities of issuers in
                           emerging market countries.
-------------------------------------------------------
Van Kampen UIF Equity     Capital appreciation and
 and Income Portfolio,     current income.
 Class II
-------------------------------------------------------
Van Kampen UIF Equity     Long-term capital
 Growth Portfolio, Class   appreciation by investing
 II                        primarily in
                           growth-oriented equity
                           securities of large
                           capitalization companies.
-------------------------------------------------------VAN KAMPEN/(3)/
Van Kampen UIF Global     Long-term capital
 Franchise Portfolio,      appreciation.
 Class II
-------------------------------------------------------
Van Kampen UIF            Long-term capital
 International Growth      appreciation, with a
 Equity Portfolio, Class   secondary objective of
 II                        income
-------------------------------------------------------
Van Kampen UIF Mid Cap    Long-term capital growth by
 Growth Portfolio, Class   investing primarily in
 II                        common stocks and other
                           equity securities.
-------------------------------------------------------
Van Kampen UIF Small      Long-term capital
 Company Growth            appreciation by investing
 Portfolio, Class II       primarily in
                           growth-oriented equity
                           securities of small
                           companies.
-------------------------------------------------------
Van Kampen UIF U.S. Mid   Above-average total return
 Cap Value Portfolio,      over a market cycle of
 Class II                  three to five years by
                           investing in common stocks
                           and other equity
                           securities.
-------------------------------------------------------
Van Kampen UIF U.S. Real  Above average current        ------------------------
 Estate Portfolio, Class   income and long-term
 II                        capital appreciation by
                           investing primarily in
                           equity securities of
                           companies in the U.S. real
                           estate industry, including
                           real estate investment
                           trusts.
-------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
-------------------------------------------------------------------------------
Van Kampen LIT            Capital growth
 Aggressive Growth
 Portfolio, Class II
-------------------------------------------------------
Van Kampen LIT Comstock   Capital growth and income
 Portfolio, Class II       through investments in
                           equity securities,
                           including common stocks,
                           preferred stocks and
                           securities convertible
                           into common and preferred
                           stocks.
-------------------------------------------------------
Van Kampen LIT Strategic  Capital appreciation.        VAN KAMPEN ASSET
 Growth Portfolio, Class                               MANAGEMENT
 II
-------------------------------------------------------
Van Kampen LIT Growth     Long-term growth of capital
 and Income Portfolio,     and income.
 Class II
-------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
-------------------------------------------------------------------------------
AIM V.I. Basic Value      Long-term growth of capital
 Fund - Series II/(2)/
-------------------------------------------------------
AIM V.I. Capital          Growth of capital            A I M ADVISORS,
 Appreciation Fund -                                   INC./(4)/
 Series II/(2)/
-------------------------------------------------------
AIM V.I. Core Equity      Growth of capital
 Fund - Series II/(5)/
-------------------------------------------------------
AIM V.I. Mid Cap Core     Long-term growth of capital  ------------------------
 Equity Fund - Series
 II/(2)/
-------------------------------------------------------

                                 46 PROSPECTUS

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------
AllianceBernstein VPS     Long-term growth of capital
 Growth and Income
 Portfolio - Class
 B/(2)/
-------------------------------------------------------
AllianceBernstein VPS     Long-term growth of capital
 Growth Portfolio -
 Class B
-------------------------------------------------------
AllianceBernstein VPS     Long-term growth of capital
 International Value                                   ALLIANCEBERNSTEIN L.P.
 Portfolio - Class B
-------------------------------------------------------
AllianceBernstein VPS     Long-term growth of capital
 Large Cap Growth
 Portfolio - Class
 B/(2)/
-------------------------------------------------------
AllianceBernstein VPS     Long-term growth of capital
 Small/Mid Cap Value
 Portfolio - Class B
-------------------------------------------------------
AllianceBernstein VPS     Current income and
 Utility Income            long-term growth of         ------------------------
 Portfolio - Class B       capital
-------------------------------------------------------
AllianceBernstein VPS     Long-term growth of capital
 Value Portfolio - Class
 B
-------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
-------------------------------------------------------------------------------
Fidelity VIP              Long-term capital
 Contrafund(R) Portfolio   appreciation
 - Service Class 2
-------------------------------------------------------
Fidelity VIP Growth &     High total return through a
 Income Portfolio -        combination of current
 Service Class 2           income and capital
                           appreciation
-------------------------------------------------------FIDELITY MANAGEMENT &
Fidelity VIP High Income  High level of current        RESEARCH COMPANY
 Portfolio - Service       income, while also
 Class 2                   considering growth of
                           capital
-------------------------------------------------------
Fidelity VIP Mid Cap      Long-term growth of capital
 Portfolio - Service
 Class 2
-------------------------------------------------------
Fidelity VIP Money        As high a level of current
 Market Portfolio -        income as is consistent     ------------------------
 Service Class 2           with preservation of
                           capital and daily
                           liquidity.
-------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
-------------------------------------------------------------------------------
FTVIP Franklin Flex Cap   Capital appreciation
 Growth Securities Fund
 - Class 2
-------------------------------------------------------
FTVIP Franklin High       High level of current
 Income Securities Fund    income with capital         FRANKLIN ADVISERS, INC.
 - Class 2/(2)/            appreciation as a
                           secondary goal
-------------------------------------------------------
FTVIP Franklin Income     To maximize income while
 Securities Fund - Class   maintaining prospects for
 2                         capital appreciation.
-------------------------------------------------------
FTVIP Mutual Discovery    Capital appreciation         FRANKLIN MUTUAL
 Securities Fund - Class                               ADVISERS, LLC
 2
-------------------------------------------------------
FTVIP Mutual Shares       Capital appreciation with
 Securities Fund - Class   income as a secondary goal
 2
-------------------------------------------------------------------------------
FTVIP Templeton Foreign   Long-term capital growth.    TEMPLETON INVESTMENT
 Securities Fund - Class                               COUNSEL, LLC
 2
-------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------
Goldman Sachs VIT Growth  Long-term growth of capital
 and Income Fund           and growth of income
-------------------------------------------------------
Goldman Sachs VIT Mid     Long-term capital            GOLDMAN SACHS ASSET
 Cap Value Fund/(1)/       appreciation                MANAGEMENT, L.P.
-------------------------------------------------------
Goldman Sachs VIT         Long-term growth of capital
 Structured Small Cap
 Equity Fund
-------------------------------------------------------
Goldman Sachs VIT         Long-term growth of capital  ------------------------
 Structured U.S. Equity    and dividend income
 Fund
-------------------------------------------------------

                                 47 PROSPECTUS

PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------
PIMCO VIT                 Maximum total return,
 CommodityRealReturn       investing for both current
 Strategy Portfolio -      income and capital
 Advisor Shares            appreciation, consistent
                           with prudent investment
                           management
-------------------------------------------------------
PIMCO VIT Emerging        Maximum total return,
 Markets Bond Portfolio    investing for current
 - Advisor Shares          income, consistent with
                           preservation of capital
                           and prudent investment      PACIFIC INVESTMENT
                           management                  MANAGEMENT COMPANY LLC
-------------------------------------------------------
PIMCO VIT Real Return     Maximum total return,
 Portfolio - Advisor       investing for both current
 Shares                    income and capital
                           appreciation, consistent
                           with preservation of real
                           capital and prudent
                           investment management
-------------------------------------------------------
PIMCO VIT Total Return    Maximum total return,
 Portfolio - Advisor       investing for both current
 Shares                    income and capital
                           appreciation, consistent
                           with preservation of        ------------------------
                           capital and prudent
                           investment management
-------------------------------------------------------
PUTNAM VARIABLE TRUST
-------------------------------------------------------------------------------
Putnam VT The George      To provide a balanced
 Putnam Fund of Boston -   investment composed of a
 Class IB                  well diversified portfolio
                           of value stocks and bonds,
                           which produce both capital
                           growth and current income.
-------------------------------------------------------
Putnam VT Growth and      Capital growth and current
 Income Fund - Class       income.
 IB/(2)/
-------------------------------------------------------
Putnam VT International   Capital appreciation.
 Equity Fund - Class IB                                PUTNAM INVESTMENT
-------------------------------------------------------MANAGEMENT, LLC
Putnam VT Investors Fund  Long-term growth of capital
 - Class IB/(6)/           and any increased income
                           that results from this
                           growth.
-------------------------------------------------------
Putnam VT New Value Fund  Long-term capital
 - Class IB                appreciation.               ------------------------
-------------------------------------------------------
Putnam VT Voyager Fund -  Capital appreciation.
 Class IB
-------------------------------------------------------

(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Sub-Account, Morgan Stanley VIS European Equity - Class Y Sub-Account and Morgan Stanley VIS Limited Duration - Class Y Sub-Account are no longer available for new investments. If you are currently invested in theseVariable Sub-Accounts you may continue your investments. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Accounts in accordance with that program.
 Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity - Series II Sub-Account, the AIM037SHORT, the AllianceBernstein VPS Growth and Income - Class B Sub-Account, the AllianceBernstein VPS Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income Securities - Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage - Class Y Sub-Account, the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the Van Kampen UIF Emerging Markets Debt, Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) The investment objective(s) of each sub-account may be changed by the Board of Directors without shareholder approval.

(5) Effective May 1, 2006, the AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment.
 If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(6) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no
longer available for new investments.   If you are currently invested in this
Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.



AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS


                                 48  PROSPECTUS

INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

VARIABLE INSURANCE PORTFOLIOS MIGHT NOT BE MANAGED BY THE SAME PORTFOLIO MANAGERS WHO MANAGE RETAIL MUTUAL FUNDS WITH SIMILAR NAMES. THESE PORTFOLIOS ARE LIKELY TO DIFFER FROM SIMILARLY NAMED RETAIL MUTUAL FUNDS IN ASSETS, CASH FLOW, AND TAX MATTERS. ACCORDINGLY, THE HOLDINGS AND INVESTMENT RESULTS OF A VARIABLE INSURANCE PORTFOLIO CAN BE EXPECTED TO BE HIGHER OR LOWER THAN THE INVESTMENT RESULTS OF A SIMILARLY NAMED RETAIL MUTUAL FUND.


                                 49  PROSPECTUS

TRUEBALANCE/SM/ ASSET ALLOCATION PROGRAM
As a Contract Owner, you may elect to participate in the TrueBalance asset allocation program ("TrueBalance program") for no additional charge.
   Participation in the TrueBalance program may be limited if you have elected certain Contract Options that impose restrictions on the investment alternatives which you may select, such as the Income Protection Benefit Option, the TrueReturn Accumulation Benefit Option or a Withdrawal Benefit Option. See the sections of this prospectus discussing these Options for more information.

Asset allocation is the process by which your Contract Value is invested in different asset classes in a way that matches your risk tolerance, time horizon, and investment goals. Theoretically, different asset classes tend to behave differently under various economic and market conditions. By spreading your Contract Value across a range of asset classes, you may, over time, be able to reduce the risk of investment volatility and potentially enhance returns. Asset allocation does not guarantee a profit or protect against loss in a declining market.

Your Morgan Stanley Financial Advisor will help you determine whether
participating in an asset allocation program is appropriate for you.   If you
decide to participate in the TrueBalance program, your Morgan Stanley Financial Advisor may ask you to complete an investment style questionnaire to help you and your Morgan Stanley Financial Advisor to identify your investment style. Once you and your Morgan Stanley Financial Advisor have identified your investment style, you may select one of five currently available asset allocation model portfolios, each with different levels of risk. The model portfolios represent five different investment styles: conservative, moderately conservative, moderate, moderately aggressive and aggressive. Once you select a model portfolio, your Contract Value will be allocated among the Variable Sub-Accounts according to that model portfolio. If you wish to allocate any of your Contract Value to any Variable Sub-Accounts not included in that model portfolio, or if you do not wish to allocate any of your Contract Value to any Variable Sub-Accounts included in that model portfolio, you should not elect the TrueBalance program. We recommend that you consult with your Morgan Stanley Financial Advisor before selecting a TrueBalance model portfolio.

Allstate New York does not intend to provide any personalized investment advice in connection with the TrueBalance program and you should not rely on this program as providing individualized investment recommendations to you.

Allstate New York retained an independent investment management firm ("investment management firm") to construct the TrueBalance model portfolios. The investment management firm does not provide advice to Allstate New York's Contract Owners. Neither Allstate New York nor the investment management firm is acting for any Contract Owner as a "fiduciary" or as an "investment manager," as such terms are defined under applicable laws and regulations relating to the Employee Retirement Income Security Act of 1974 (ERISA).

The investment management firm does not take into account any information about any Contract Owner or any Contract Owner's assets when creating, providing or maintaining any TrueBalance model portfolio. Individual Contract Owners should ultimately rely on their own judgment and/or the judgment of a financial advisor in making their investment decisions. Neither Allstate New York nor the investment management firm is responsible for determining the suitability of the TrueBalance model portfolios for the Contract Owners' purposes.

Each of the five model portfolios specifies an allocation among a mix of Variable Sub-Accounts that is designed to meet the investment goals of the applicable investment style. On the business day we approve your participation in the TrueBalance program, we will automatically reallocate any existing Contract Value in the Variable Sub-Accounts according to the model portfolio you selected. If any portion of your existing Contract Value is allocated to the Standard Fixed Account and you wish to allocate any portion of it to the model portfolio, you must transfer that portion to the Variable Sub-Accounts. In addition, as long as you participate in the TrueBalance program, you must allocate all of your purchase payments to the Fixed Account Options and/or the Variable Sub-Accounts currently offered in your model portfolio. Any purchase payments you allocate to the DCA Fixed Account Option will be automatically transferred, along with interest, in equal monthly installments to the Variable Sub-Accounts according to the model portfolio you selected.

We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to the percentage allocation for the model portfolio you selected.

Allstate New York may offer new or revised TrueBalance model portfolios at any time, and may retain a different investment management firm to create any such new or revised TrueBalance model portfolios. Allstate New York will not automatically reallocate your Contract Value allocated to the Variable Sub-Accounts to match any new or revised model portfolios that are offered. If you are invested in the TrueBalance model portfolio, your Morgan Stanley Financial Advisor will notify you of any new or revised TrueBalance model portfolios that may be available. If you wish to invest in accordance with a new or revised TrueBalance model portfolio, you must submit a transfer request to transfer your Contract Value in your existing TrueBalance model portfolio in accordance with the new TrueBalance model portfolio. If you do not


                                 50  PROSPECTUS
request a transfer to a new TrueBalance model portfolio, we will continue to rebalance your Contract Value in accordance with your existing TrueBalance model portfolio. At any given time, you may only elect a TrueBalance model portfolio that is available at the time of election.

You may only select one model portfolio at a time. However, you may change your selection of model portfolio at any time, provided you select a currently available model portfolio. Each change you make in your model portfolio selection will count against the 12 transfers you can make each Contract Year without paying a transfer fee. You should consult with your Morgan Stanley Financial Advisor before making a change to your model portfolio selection to determine whether the new model portfolio is appropriate for your needs.

Since the performance of each Variable Sub-Account may cause a shift in the percentage allocated to each Variable Sub-Account, at least once every calendar quarter we will automatically rebalance all of your Contract Value in the Variable Sub-Accounts according to your currently selected model portfolio.

Unless you notify us otherwise, any purchase payments you make after electing the TrueBalance program will be allocated to your model portfolio and/or to the Fixed Account Options according to your most recent instructions on file with us. Once you elect to participate in the TrueBalance program, you may allocate subsequent purchase payments to any of the Fixed Account Options available with your Contract and/or to any of the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specifications of that model portfolio. You may not allocate subsequent purchase payments to a Variable Sub-Account that is not included in your model portfolio. Subsequent purchase payments allocated to the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the allocation percentages for your currently selected model portfolio.

THE FOLLOWING APPLIES TO TRUEBALANCE MODEL PORTFOLIOS SELECTED WITH THE TRUERETURN OPTION OR A WITHDRAWAL BENEFIT OPTION:

For TrueBalance model portfolios selected with the TrueReturn Option or a Withdrawal Benefit Option, you must allocate all of your Contract Value to a TrueBalance Model Portfolio Option, and you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you selected. You may, however, elect to reallocate your entire Contract Value from one Model Portfolio Option to another Model Portfolio Option available with your Option.

If you own the TrueReturn Option, on the Rider Maturity Date, the Contract Value may be increased due to the Option. Any increase will be allocated to the Morgan Stanley VIS Money Market -Class Y Sub-Account. You may make transfers from this Variable Sub-Account to the Fixed Account Options (as allowed) or to the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specification of that model portfolio. All of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the next calendar quarter according to the allocation percentages for your currently selected model portfolio.

THE FOLLOWING APPLIES TO TRUEBALANCE MODEL PORTFOLIOS SELECTED WITHOUT THE TRUERETURN OPTION OR A WITHDRAWAL BENEFIT OPTION:

For TrueBalance model portfolios selected without the TrueReturn or a Withdrawal Benefit Option, you may not make transfers from the Variable Sub-Accounts to any of the other Variable Sub-Accounts. You may make transfers, as allowed under the Contract, from the Fixed Account Options to other Fixed Account Options or to the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specifications of that model portfolio. You may make transfers from the Variable Sub-Accounts to any of the Fixed Account Options, except the DCA Fixed Account Option. Transfers to Fixed Account Options may be inconsistent with the investment style you selected and with the purpose of the TrueBalance program. However, all of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the next calendar quarter according to the percentage allocations for your currently selected model portfolio. You should consult with your Morgan Stanley Financial Advisor before making transfers.

If you make a partial withdrawal from any of the Variable Sub-Accounts, your remaining Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the percentage allocations for your currently selected model portfolio. If you are participating in the Systematic Withdrawal Program when you add the TrueBalance program or change your selection of model portfolios, you may need to update your withdrawal instructions. If you have any questions, please consult your Morgan Stanley Financial Advisor.

Your participation in the TrueBalance program is subject to the program's terms and conditions, and you may change model portfolios or terminate your participation in the TrueBalance program at any time by notifying us in a form satisfactory to us. We reserve the right to modify or terminate the TrueBalance program at any time.


                                 51  PROSPECTUS

INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account Options. The Fixed Account Options we offer include the DOLLAR COST AVERAGING FIXED ACCOUNT OPTION and the STANDARD FIXED ACCOUNT OPTION. We may offer additional Fixed Account Options in the future. In addition, Allstate New York may limit the availability of some Fixed Account Options. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.


DOLLAR COST AVERAGING FIXED ACCOUNT OPTION
The Dollar Cost Averaging Fixed Account Option ("DCA Fixed Account Option") is one of the investment alternatives that you can use to establish a Dollar Cost Averaging Program, as described on page 56.

This option allows you to allocate purchase payments to the Fixed Account that will then automatically be transferred, along with interest, in equal monthly installments to the investment alternatives that you have selected. In the future, we may offer other installment frequencies in our discretion. Each purchase payment allocated to the DCA Fixed Account Option must be at least $100.

At the time you allocate a purchase payment to the DCA Fixed Account Option, you
must specify the term length over which the transfers are to take place.   We
use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. You establish a new Transfer Period Account each time you allocate a purchase payment to the DCA Fixed Account Option. We currently offer term lengths from which you may select for your Transfer Period Account(s), ranging from 3 to 12 months. We may modify or eliminate the term lengths we offer in the future. Refer to Appendix A for more information.

Your purchase payments will earn interest while in the DCA Fixed Account Option at the interest rate in effect at the time of the allocation, depending on the term length chosen for the Transfer Period Account and the type of Contract you have. The interest rates may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the DCA Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not change after Contract issue.

You must transfer all of your money, plus accumulated interest, out of a Transfer Period Account to other investment alternatives in equal monthly installments during the term of the Transfer Period Account. We reserve the right to restrict the investment alternatives available for transfers from any Transfer Period Account. You may not transfer money from the Transfer Period Accounts to any of the Fixed Account Options available under your Contract. The first transfer will occur on the next Valuation Date after you establish a Transfer Period Account. If we do not receive an allocation instruction from you when we receive the purchase payment, we will transfer each installment to the Morgan Stanley VIS Money Market - Class Y Sub-Account until we receive a different allocation instruction. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Morgan Stanley VIS Money Market - Class Y Sub-Account unless you request a different investment alternative. Transferring Contract Value to the Morgan Stanley VIS Money Market - Class Y Sub-Account in this manner may not be consistent with the theory of dollar cost averaging described on page 56.

If you discontinue the DCA Fixed Account Option before the expiration of a Transfer Period Account, we will transfer any remaining amount in the Transfer Period Account to the Morgan Stanley VIS Money Market - Class Y Sub-Account unless you request a different investment alternative.

If you have a TrueReturn Option or Withdrawal Benefit Option, at the expiration of a Transfer Period Account or if you discontinue the DCA Fixed Account Option any amounts remaining in the Transfer Period Account will be transferred according to the investment requirements applicable to the Option you selected.

You may not transfer money into the DCA Fixed Account Option or add to an existing Transfer Period Account. You may not use the Automatic Additions Program to allocate purchase payments to the DCA Fixed Account Option.


STANDARD FIXED ACCOUNT OPTION
You may allocate purchase payments or transfer amounts into the Standard Fixed Account Option. Each such allocation establishes a "GUARANTEE PERIOD ACCOUNT" within the Standard Fixed Account Option ("Standard Fixed Guarantee Period Account"), which is defined by the date of the allocation and the length of the initial interest rate guarantee period ("STANDARD FIXED GUARANTEE PERIOD"). You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Standard Fixed Guarantee Period Account must be at least $100.


                                 52  PROSPECTUS

At the time you allocate a purchase payment or transfer amount to the Standard Fixed Account Option, you must select the Guarantee Period for that allocation from among the available Standard Fixed Guarantee Periods. For ALLSTATE VARIABLE ANNUITY - B SHARE CONTRACTS, we currently offer Standard Fixed Guarantee Periods of 1, 3, 5 and 7 years in length. For ALLSTATE VARIABLE ANNUITY - L SHARE CONTRACTS, we currently are not offering the Standard Fixed Account Option. Refer to Appendix A for more information. We may offer other Guarantee Periods in the future. If you allocate a purchase payment to the Standard Fixed Account Option, but do not select a Standard Fixed Guarantee Period for the new Standard Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the same Standard Fixed Guarantee Period as the Standard Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Standard Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account of the shortest Standard Fixed Guarantee Period we are offering at that time.

The amount you allocate to a Standard Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Standard Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the Standard Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not change after Contract issue.

In any Contract Year, the combined amount of withdrawals and transfers from a Standard Fixed Guarantee Period Account may not exceed 30% of the amount used to establish that Standard Fixed Guarantee Period Account. This limitation is waived if you withdraw your entire Contract Value. It is also waived for amounts in a Standard Fixed Guarantee Period Account during the 30 days following its renewal date ("30-DAY WINDOW"), described below, and for a single withdrawal made by your surviving spouse within one year of continuing the Contract after your death.

Amounts under the 30% limit that are not withdrawn in a Contract Year do not carry over to subsequent Contract Years.

At the end of a Standard Fixed Guarantee Period and each year thereafter, we will declare a renewal interest rate that will be guaranteed for 1 year. Subsequent renewal dates will be on the anniversaries of the first renewal date. Prior to a renewal date, we will send you a notice that will outline the options available to you. During the 30-Day Window following the expiration of a Standard Fixed Guarantee Period Account, the 30% limit for transfers and withdrawals from that Guarantee Period Account is waived and you may elect to:

.. transfer all or part of the money from the Standard Fixed Guarantee Period
  Account to establish a new Guarantee Period Account within the Standard Fixed Account Option or

.. transfer all or part of the money from the Standard Fixed Guarantee Period
  Account to other investment alternatives available at the time; or

.. withdraw all or part of the money from the Standard Fixed Guarantee Period
  Account. Withdrawal charges and taxes may apply.

Withdrawals taken to satisfy IRS minimum distribution rules will count against the 30% limit. The 30% limit will be waived for a Contract Year to the extent that:

.. you have already exceeded the 30% limit and you must still make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules; or

.. you have not yet exceeded the 30% limit but you must make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules, and such withdrawal will put you over the 30% limit.

The money in the Standard Fixed Guarantee Period Account will earn interest at the declared renewal rate from the renewal date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from a renewing Standard Fixed Guarantee Period Account on or before the renewal date, the transfer or withdrawal will be deemed to have occurred on the renewal date. If we receive notification of your election to make a transfer or withdrawal from the renewing Standard Fixed Guarantee Period Account after the renewal date, but before the expiration of the 30-Day Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred from the renewing Standard Fixed Guarantee Period Account will continue to earn interest until the next renewal date at the declared renewal rate. If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to renew the Standard Fixed Guarantee Period Account and the amount in the renewing Standard Fixed Guarantee Period Account will continue to earn interest at the declared renewal rate until the next renewal date, and will be subject to all restrictions of the Standard Fixed Account Option.

The Standard Fixed Account Option currently is not available with the ALLSTATE VARIABLE ANNUITY - L SHARE CONTRACT.


                                 53  PROSPECTUS

INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may not transfer Contract Value to the DCA Fixed Account Option or add to an existing Transfer Period Account. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below.

You may make up to 12 transfers per Contract Year without charge. A transfer fee equal to 1.00% of the amount transferred applies to each transfer after the 12th transfer in any Contract Year. This fee may be changed, but in no event will it exceed $25 per transfer. Multiple transfers on a single Valuation Date are considered a single transfer for purposes of assessing the transfer fee. If you added the TrueReturn Option or a Withdrawal Benefit Option to your Contract, certain restrictions on transfers apply. See the "TrueReturn/SM/ Accumulation Benefit Option" and "Withdrawal Benefit Options" sections of this prospectus for more information.

The minimum amount that you may transfer from the Standard Fixed Account Option or a Variable Sub-Account is $100 or the total remaining balance in the Standard Fixed Account Option or the Variable Sub-Account, if less. These limitations do not apply to the DCA Fixed Account Option. The total amount that you may transfer or withdraw from a Standard Fixed Guarantee Period Account in a Contract Year is 30% of the amount used to establish that Guarantee Period Account. See "Standard Fixed Account Option". The minimum amount that can be transferred to the Standard Fixed Account Option is $100.

We will process transfer requests that we receive before 4:00 p.m. Eastern Time (3:00 p.m. Central Time) on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 4:00 p.m. Eastern Time (3:00 p.m. Central Time) on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

We reserve the right to waive any transfer restrictions.


TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year within each Income Plan. You may not convert any portion of your fixed income payments into variable income payments. You may not make transfers among Income Plans. You may make transfers from the variable income payments to the fixed income payments to increase the proportion of your income payments consisting of fixed income payments, unless you have selected the Income Protection Benefit Option.


TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 1-800-256-9392. The cut off time for telephone transfer requests is 4:00 p.m. Eastern Time (3:00 p. m. Central
Time). In the event that the New York Stock Exchange closes early, i.e., before 4:00 p.m. Eastern Time (3:00 p.m. Central Time), or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received from you at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange. If you own the Contract with a joint Contract Owner, unless we receive contrary instructions, we will accept instructions from either you or the other Contract Owner.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.


MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also


                                 54  PROSPECTUS
may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.


TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

.. we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

.. we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

.. the total dollar amount being transferred, both in the aggregate and in the transfer request;

.. the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

.. whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

.. whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

.. the investment objectives and/or size of the Variable Sub-Account underlying
  Portfolio.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.


SHORT TERM TRADING FEES
The underlying Portfolios are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio's Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Portfolio. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio. If a Portfolio elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.

We will administer and collect redemption fees in connection with transfers between the Variable Sub--


                                 55  PROSPECTUS

Accounts and forward these fees to the Portfolio. Please consult the Portfolio's prospectus for more complete information regarding the fees and charges associated with each Portfolio.


DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a fixed dollar amount on a regular basis from any Variable Sub-Account or any Fixed Account Option to any of the other Variable Sub-Accounts. You may not use the Dollar Cost Averaging Program to transfer amounts to the Fixed Account Options. This program is available only during the Accumulation Phase.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for instructions on how to enroll.


AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account quarterly, semi-annually, or annually. We will measure these periods according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.

Example:

  Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Morgan Stanley VIS Income Plus Variable Sub-Account and 60% to be in the Van Kampen LIT Aggressive Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Morgan Stanley VIS Income Plus Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings in a Contract or Contracts rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the Morgan Stanley VIS Income Plus Variable Sub-Account for the appropriate Contract(s) and use the money to buy more units in the Van Kampen LIT Aggressive Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The transfers made under the program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the Variable Sub-Accounts that performed better during the previous time period.


EXPENSES
--------------------------------------------------------------------------------

As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.


CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $30 contract maintenance charge from your assets invested in the Morgan Stanley VIS Money Market Variable Sub-Account. If there are insufficient assets in that Variable Sub-Account, we will deduct the balance of the charge proportionally from the other Variable Sub-Accounts. We also will deduct this charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. We will waive this charge:

.. for the remaining term of the Contract once your total purchase payments to the Contract equal $50,000 or more; or

.. for a Contract Anniversary, if on that date, your entire Contract Value is allocated to the Fixed


                                 56  PROSPECTUS

  Account Options, or after the Payout Start Date, if all income payments are fixed income payments.

We reserve the right to waive this charge for all Contracts.


ADMINISTRATIVE EXPENSE CHARGE
For Contracts issued before January 1, 2005 and for Contracts issued on or after October 17, 2005, we deduct an administrative expense charge at an annual rate of 0.19% of the average daily net assets you have invested in the Variable Sub-Accounts. For Contracts issued on or after January 1, 2005 and prior to October 17, 2005, we deduct an administrative expense charge at an annual rate of 0.30% of the average daily net assets you have invested in the Variable Sub-Accounts. Effective October 17, 2005 and thereafter, the administrative expense charge we deduct for such Contracts is at an annual rate of 0.19% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We may increase this charge for Contracts issued in the future, but in no event will it exceed 0.35%. We guarantee that after your Contract is issued we will not increase this charge for your Contract.


MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily from the net assets you have invested in the Variable Sub-Accounts. We assess mortality and expense risk charges during the Accumulation and Payout Phases of the Contract, except as noted below. The annual mortality and expense risk charge for the Contracts without any optional benefit are as follows:

ALLSTATE VARIABLE ANNUITY - B SHARE               1.10%
--------------------------------------------------------
ALLSTATE VARIABLE ANNUITY - L SHARE          1.50%
--------------------------------------------------------

The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the optional benefits to compensate us for the additional risk that we accept by providing these options.

You will pay additional mortality and expense risk charges if you add any optional benefits to your Contract. The additional mortality and expense risk charge you pay will depend upon which of the options you select:

.. MAV Death Benefit Option: The current mortality and expense risk charge for this option is 0.20%. This charge may be increased, but will never exceed 0.30%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

.. Income Protection Benefit Option: If you select the Income Protection Benefit
  Option, we will deduct during the Payout Phase an additional 0.50% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. This charge may be increased, but will never exceed 0.75% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. The charge will be deducted only during the Payout Phase.


TRUERETURN/SM/ ACCUMULATION BENEFIT OPTION FEE
We charge a separate annual Rider Fee for the TrueReturn Option. The current annual Rider Fee is 0.50% of the Benefit Base. We deduct the Rider Fee on each Contract Anniversary during the Rider Period or until you terminate the Option, if earlier. We reserve the right to increase the Rider Fee to up to 1.25%. We currently charge the same Rider Fee regardless of the Rider Period and Guarantee Option you select, however we reserve the right to charge different fees for different Rider Periods and Guarantee Options in the future. However, once we issue your Option, we cannot change the Rider Fee that applies to your Contract. If you elect to exercise the Rider Trade-In Option, the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Option at the time of trade-in.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub--Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If you terminate this Option prior to the Rider Maturity Date on a date other than a Contract Anniversary, we will deduct an entire Rider Fee from your Contract Value on the date the Option is terminated. However, if the Option is terminated due to death of the Contract Owner or Annuitant, we will not charge a Rider Fee unless the date we receive a Complete Request for Settlement of the Death Proceeds is also a Contract Anniversary. If the Option is terminated on the Payout Start Date, we will not charge a Rider Fee unless the Payout Start Date is also a Contract Anniversary. Additionally, if you elect to exercise the Rider Trade-In Option and cancel the Option on a date other than a


                                 57  PROSPECTUS

Contract Anniversary, we will not deduct a Rider Fee on the date the Option is terminated. Refer to the "TrueReturn/SM/ Accumulation Benefit Option" section of this prospectus for more information.


SPOUSAL PROTECTION BENEFIT(CO-ANNUITANT) OPTION FEE AND SPOUSAL PROTECTION BENEFIT(CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS FEE
We charge a separate annual Rider Fee for both the Spousal Protection Benefit(Co-Annuitant) Option and Spousal Protection Benefit(Co-Annuitant) Option for Custodial Individual Retirement Accounts. The current annual Rider Fee is 0.10% of the Contract Value for either Option. This applies to all new Options added on or after January 1, 2005. For Options added prior to January 1, 2005, there is no charge associated with the Options. We deduct the Rider Fee on each Contract Anniversary up to and including the date you terminate the Option. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value. We reserve the right to charge different Rider Fees for new Spousal Protection Benefit(Co-Annuitant) Options and/ or new Spousal Protection Benefit(Co-Annuitant) Options for Custodial Individual Retirement Accounts we offer in the future. Once we issue your Option, we cannot change the Rider Fee that applies to your Contract.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Rider Fee is deducted, the Rider Fee exceeds the total value in all Variable Sub-Accounts, the excess of the Rider Fee over the total value in all Variable Sub-Accounts will be waived.

The first Rider Fee will be deducted on the first Contract Anniversary following the Rider Date. A Rider Fee will be deducted on each subsequent Contract Anniversary up to and including the date the Option is terminated. We will not charge a Rider Fee on the date the Option is terminated, on a date other than the Contract Anniversary, if the Option is terminated on the Payout Start Date or due to death of the Contract Owner or Annuitant.

For the first Contract Anniversary following the Rider Date, the Rider Fee is equal to the number of months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value as of the first Contract Anniversary. For subsequent Contract Anniversaries, the Rider Fee is equal to 0.10% multiplied by the Contract Value as of that Contract Anniversary. If you terminate this Option on a date other than a Contract Anniversary, we will deduct a Rider Fee. The Rider Fee will be pro-rated to cover the period from the last Contract Anniversary to the date of termination, or if you terminate this Option during the first Benefit Year, from the Rider Date to the date of termination. The pro-rated Rider Fee will be equal to the number of full months from the Contract Anniversary to the date of termination, or if you terminate this Option during the first Contract Year after adding the Option, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value immediately prior to the termination.


RETIREMENT INCOME GUARANTEE OPTION FEE
We discontinued offering the Retirement Guarantee Options as of January 1, 2004. Fees described below apply to Contract Owners who selected an Option prior to Janaury 1, 2004. We impose a separate annual Rider Fee for RIG 1 and RIG 2. The current annual Rider Fee for RIG 1 is 0.40% of the Income Base on each Contract Anniversary. The current annual Rider Fee for RIG 2 is 0.55% of the Income Base on each Contract Anniversary. See "Retirement Income Guarantee Options" for details.

We deduct the Rider Fees only from the Variable Sub-Account(s) on a pro-rata basis. For the initial Contract Anniversary after the Rider Date, we will deduct a fee pro rated to cover the period from the Rider Date to the Contract Anniversary. In the case of a full withdrawal of the Contract Value on any date other than the Contract Anniversary, we will deduct from the amount paid upon withdrawal the Rider Fee multiplied by the appropriate Income Base immediately prior to the withdrawal pro rated to cover the period the Option was in effect during the current Contract Year. We will not deduct the Rider Fee during the Payout Phase.


WITHDRAWAL BENEFIT OPTION FEE
Effective May 1, 2006, we ceased offering the SureIncome Option. We charge separate annual Rider Fees for each of the SureIncome Option (the "SUREINCOME OPTION FEE"), the SureIncome Plus Option (the "SUREINCOME PLUS OPTION FEE"), and the SureIncome For Life Option (the "SUREINCOME FOR LIFE OPTION FEE").
 Collectively, we refer to the SureIncome Option Fee, the SureIncome Plus Option Fee and the SureIncome For Life Option Fee as the "WITHDRAWAL BENEFIT OPTION FEES". "WITHDRAWAL BENEFIT OPTION FEE" is used to refer to any one of the Withdrawal Benefit Option Fees.

The current annual SureIncome Option Fee is 0.50% of the Benefit Base. The current annual SureIncome Plus Option Fee and the current annual SureIncome For Life Option Fee are each 0.65% of the Benefit Base. We reserve the right to increase any Withdrawal Benefit Option Fee to up to 1.25% of the Benefit Base.
 We reserve the right to charge a different Withdrawal Benefit Option Fee for different Withdrawal Benefit Factors or


                                 58  PROSPECTUS

Withdrawal Benefit Options we may offer in the future. Once we issue your Withdrawal Benefit Option, we cannot change the Withdrawal Benefit Option Fee that applies to your Contract. If applicable, if you elect to exercise the Rider Trade-In Option, the new Withdrawal Benefit Option Fee will be based on the Withdrawal Benefit Option Fee percentage applicable to a new Withdrawal Benefit Option available at the time of trade-in.

We deduct the Withdrawal Benefit Option Fees on each Contract Anniversary up to and including the date you terminate the Option. The Withdrawal Benefit Option Fees are deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your Contract Value in each Variable Sub-Account bears to your total Contract Value in all Variable Sub-Accounts. The Withdrawal Benefit Option Fee will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Withdrawal Benefit Option Fee is deducted, the Withdrawal Benefit Option Fee exceeds the total Contract Value in all Variable Sub-Accounts, the excess of the Withdrawal Benefit Option Fee over the total Contract Value in all Variable Sub-Accounts will be waived.

The first Withdrawal Benefit Option Fee will be deducted on the first Contract Anniversary following the Rider Date. A Withdrawal Benefit Option Fee will be deducted on each subsequent Contract Anniversary up to and including the date the Withdrawal Benefit Option is terminated.

For the first Contract Anniversary following the Rider Date, the SureIncome Option Fee is equal to the number of full months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base on the first Contract Anniversary. For subsequent Contract Anniversaries, the SureIncome Option Fee is equal to 0.50% multiplied by the Benefit Base as of that Contract Anniversary.

For the first Contract Anniversary following the Rider Date, the SureIncome Plus Option Fee and the SureIncome For Life Option Fee are each equal to the number of full months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.65%, with the result multiplied by the Benefit Base on the first Contract Anniversary increased by purchase payments and decreased by withdrawals, but prior to the Benefit Base being recalculated based on the Contract Value. For subsequent Contract Anniversaries, the SureIncome Plus Option Fee and the SureIncome For Life Option Rider Fee are each equal to 0.65% multiplied by the Benefit Base on that Contract Anniversary increased by purchase payments and decreased by withdrawals, but prior to the Benefit Base being recalculated based on the Contract Value for any of the ten Contract Anniversaries after the Rider Date. As previously stated, we will deduct Withdrawal Benefit Option Fees on each Contract Anniversary up to and including the date you terminate the Option.

If you terminate the SureIncome Option or the SureIncome Plus Option on a date other than a Contract Anniversary, we will deduct the Withdrawal Benefit Option Fee unless the termination is on the Payout Start Date or is due to the death of the Contract Owner or Annuitant. If you terminate the SureIncome For Life Option on a date other than a Contract Anniversary, we will deduct the SureIncome For Life Option Fee unless the termination is on the Payout Start Date or is due to the death of the Contract Owner, Annuitant, or the death of the SureIncome Covered Life. The Withdrawal Benefit Option Fee will be pro-rated to cover the period from the last Contract Anniversary to the date of termination or, if you terminate the Withdrawal Benefit Option during the first Benefit Year, from the Rider Date to the date of termination. For the SureIncome Option, the pro-rated SureIncome Option Fee will be equal to the number of full months from the Contract Anniversary to the date of termination or, if you terminate the SureIncome Option during the first Benefit Year, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base immediately prior to the withdrawal or termination. For the SureIncome Plus Option and the SureIncome For Life Option, the pro-rated Withdrawal Benefit Option Fee will be equal to the number of full months from the Contract Anniversary to the date of termination or, if you terminate the Withdrawal Benefit Option during the first Benefit Year, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.65%, with the result multiplied by the Benefit Base immediately prior to the withdrawal or termination. The Withdrawal Benefit Option Fee will be waived during the Withdrawal Benefit Payout Phase.


TRANSFER FEE
We impose a fee upon transfers in excess of 12 during any Contract Year. The current fee is equal to 1.00% of the dollar amount transferred up to a maximum charge of $25.00 per transfer. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program.


WITHDRAWAL CHARGE
We may assess a withdrawal charge from the purchase payment(s) you withdraw. The amount of the charge will depend on the number of years that have elapsed since we received the purchase payment being withdrawn. A schedule showing the withdrawal charges applicable to each Contract appears on page 13. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower.


                                 59  PROSPECTUS

Withdrawals also may be subject to tax penalties or income tax. You should consult with your tax counsel or other tax advisor regarding any withdrawals.


PREFERRED WITHDRAWAL AMOUNT
You can withdraw up to the Preferred Withdrawal Amount each Contract Year without paying the withdrawal charge. The Preferred Withdrawal Amount for a Contract Year is equal to 15% of all purchase payments that are subject to a withdrawal charge as of the beginning of that Contract Year, plus 15% of the purchase payments added to the Contract during the Contract Year. The withdrawal charge applicable to Contracts owned by Charitable Remainder Trusts is described below.

Purchase payments no longer subject to a withdrawal charge will not be used to determine the Preferred Withdrawal Amount for a Contract Year, nor will they be assessed a withdrawal charge, if withdrawn. The Preferred Withdrawal Amount is not available in the Payout Phase.

You may withdraw up to the Preferred Withdrawal Amount in each Contract Year it is available without paying a withdrawal charge; however, the amount withdrawn may be subject to applicable taxes. If you do not withdraw the entire Preferred Withdrawal Amount in a Contract Year, any remaining portion may not be carried forward to increase the Preferred Withdrawal Amount in a later Contract Year.

For purposes of assessing the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first as follows:

1) Purchase payments that no longer are subject to        withdrawal charges;

2) Preferred Withdrawal Amount (if available);

3) Remaining purchase payments subject to withdrawal charges, beginning with the oldest purchase payment;

4) Any earnings not previously withdrawn.

However, for federal income tax purposes, earnings are considered to come out first, which means that you will pay taxes on the earnings portion of your withdrawal.

If the Contract Owner is a Charitable Remainder Trust, the Preferred Withdrawal Amount in a Contract Year is equal to the greater of:

.. The Preferred Withdrawal Amount described above; or

.. Earnings as of the beginning of the Contract Year that have not been previously withdrawn.

For purposes of assessing the withdrawal charge for a Charitable Remainder Trust-owned Contract, we will treat withdrawals as coming from the earnings first and then the oldest purchase payments as follows:

1) Earnings not previously withdrawn;

2) Purchase payments that are no longer subject to withdrawal charges;

3) Preferred Withdrawal Amount in excess of earnings;

4) Purchase payments subject to withdrawal charges, beginning with the oldest purchase payment.

Amounts withdrawn may be subject to applicable taxes.


ALL CONTRACTS
We do not apply a withdrawal charge in the following situations:

.. the death of the Contract Owner or Annuitant (unless the Settlement Value is used);

.. withdrawals taken to satisfy IRS minimum distribution rules for the Contract;
  or

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 591/2, may be subject to an additional 10% federal tax penalty. You should consult your own tax counsel or other tax advisers regarding any withdrawals.


PREMIUM TAXES
Currently, we do not make deductions for premium taxes under the Contracts because New York does not charge premium taxes on annuities. We may deduct taxes that may be imposed in the future from purchase payments or the Contract Value when the tax is incurred or at a later time.


DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES
We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the "Taxes" section of this prospectus.


OTHER EXPENSES
Each Portfolio deducts management fees and other expenses from its assets. You indirectly bear the charges


                                 60  PROSPECTUS
and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the prospectuses for the Portfolios. For a summary of Portfolio annual expenses, see page 16. We may receive compensation from the investment advisers, administrators or distributors, or their affiliates, of the Portfolios in connection with the administrative, distribution, or other services we provide to the Portfolios.


ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------


WITHDRAWALS
You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 62.

The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our customer service center, less any applicable withdrawal charges, income tax withholding, penalty tax, contract maintenance charge, Rider Fee, and any premium taxes. Our customer service center address appears on page 1 of this prospectus. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances. You can withdraw money from the Variable Account or the Fixed Account Option(s) available under your Contract. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges, fees and taxes.

Currently, we do not make deductions for premium taxes under the Contracts because New York does not charge premium taxes on annuities. We may deduct taxes that may be imposed in the future from purchase payments or the Contract Value when the tax is incurred or at a later time.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time.

Withdrawals from the Standard Fixed Account Option may be subject to a restriction. See "Standard Fixed Account Options" on page 52.

Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 591/2, may be subject to an additional 10% federal penalty tax. If any withdrawal reduces your Contract Value to less than $1,000, and no purchase payments have been received for 3 years, we will treat the request as a withdrawal of the entire Contract Value unless a Withdrawal Benefit Option is currently attached to your Contract. See "Withdrawal Benefit Options" for more information. If you request a total withdrawal, we may require that you return your Contract to us. Your Contract will terminate if you withdraw all of your Contract Value, subject to certain exceptions if a Withdrawal Benefit Option is currently attached to your Contract. See "Withdrawal Benefit Options" for more details. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawal and other charges and taxes.


POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted,

2. An emergency exists as defined by the SEC, or

3. The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Option(s) available under your Contract for up to 6 months or shorter period if required by law. If we delay payment or transfer for 10 days or more, we will pay interest as required by law.


SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. Please consult your Morgan Stanley Financial Advisor or call us at 1-800-256-9392 for more information.

Any systematic withdrawal programs based upon IRS minimum distribution requirements may be modified to ensure guarantees under any Withdrawal Benefit Option currently attached to your Contract are not impacted by the withdrawals.
 Withdrawals made outside of any systematic withdrawal program based upon IRS minimum distribution requirements may impact the guarantees provided under any Withdrawal Benefit Option currently attached to your Contract.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. At our discretion, we may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or


                                 61  PROSPECTUS
suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.


MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce your Contract Value to less than $1,000, and no purchase payment have been received for 3 years, we may treat it as a request to withdraw your entire Contract Value unless a Withdrawal Benefit Option is currently attached to your Contract. See "Withdrawal Benefit Options" above for more information. Your Contract will terminate if you withdraw all of your Contract Value. Before terminating any Contract whose value has been reduced by withdrawals to less than $1,000, we would inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional purchase payment to restore your Contract's value to the contractual minimum of $1,000. If we terminate your Contract, we will distribute to you its Contract Value less withdrawal and other charges and applicable taxes.




INCOME PAYMENTS
--------------------------------------------------------------------------------


PAYOUT START DATE
The Payout Start Date is the day that we apply your Contract Value less applicable taxes to an Income Plan. The first income payment must occur at least 30 days after the Issue Date. The Payout Start Date may be no earlier than the first Contract Anniversary and no later than:

.. the Annuitant's 90th birthday, or

.. the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.


INCOME PLANS
An "Income Plan" is a series of payments made on a scheduled basis to you or to another person designated by you. You may select more than one Income Plan. If you choose more than one Income Plan, you must specify what proportions of your Contract Value and less any applicable taxes, should be allocated to each such Income Plan. For tax reporting purposes, your cost basis and any gain on the Contract will be allocated proportionally to each Income Plan you select based on the proportion of your Contract Value applied to each such Income Plan. We reserve the right to limit the number of Income Plans that you may select. If you choose to add the Income Protection Benefit Option, certain restrictions may apply as described under "Income Protection Benefit Option," below. If we do not receive a written selection of an Income Plan from you at least 30 days before the Payout Start Date, we will make income payments in accordance with Income Plan 1 with a Guaranteed Payment Period of 10 years. If any Contract Owner dies during the Payout Phase, the new Contract Owner will be the surviving Contract Owner. If there is no surviving Contract Owner, the new Contract Owner will be the Beneficiary(ies) as described in the "Beneficiary" section of this prospectus. Any remaining income payments will be paid to the new Contract Owner as scheduled. Income payments to Beneficiaries may be subject to restrictions established by the Contract Owner. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Currently seven Income Plans are available. Depending on the Income Plan(s) you choose, you may receive:

.. fixed income payments;

.. variable income payments; or

.. a combination of the two.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis." Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 591/2, may be subject to an additional 10% federal tax penalty.

The seven Income Plans are:


INCOME PLAN 1 - LIFE INCOME WITH GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies in the Payout Phase, we will continue to pay income payments until the guaranteed number of payments has been paid. The number of months guaranteed ("Guaranteed Payment Period") may range from 0 to 360 months. If the Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months.

INCOME PLAN 2 - JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED NUMBER OF

PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant, named at the time the Income Plan was selected, lives. If both the Annuitant and joint Annuitant die in the Payout Phase, we will continue to pay the income payments until the guaranteed number of payments has been paid. The Guaranteed Payment Period may range from 0 to 360 months. If either the Annuitant or joint Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months. You may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the amount of each income payment initially will be higher but a


                                 62  PROSPECTUS
reduction will take place at the later of 1) the death of an Annuitant; or 2) at the end of the guaranteed payment period.


INCOME PLAN 3 - GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. The shortest number of months guaranteed is 60 (120 if the Payout Start Date occurs prior to the third Contract Anniversary). The longest number of months guaranteed is 360 or the number of months between the Payout Start Date and the date that the Annuitant reaches age 100, if greater. In no event may the number of months guaranteed exceed 600. We will deduct the mortality and expense risk charge from the assets of the Variable Sub-Account supporting this Income Plan even though we may not bear any mortality risk. You may make withdrawals, change the length of the guaranteed payment period, or change the frequency of income payments under Income Plan 3.
 See "Modifying Payments" and "Payout Withdrawals" below for more details.


INCOME PLAN 4 - LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the death of the Annuitant. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Payments under this plan are available only as fixed income payments.


INCOME PLAN 5 - JOINT LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the deaths of both the Annuitant and joint Annuitant. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.


INCOME PLAN 6 - LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of: (1) the death of the Annuitant; or
(2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Payments under this plan are available only as fixed income payments.


INCOME PLAN 7 - JOINT LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of: (1) the deaths of both the Annuitant and joint Annuitant; or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

If you choose an Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. Please note that under Income Plans 1 and 2, if you do not select a Guaranteed Payment Period, it is possible that the payee could receive only one income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only two income payments if they die before the third income payment, and so on.

The length of any Guaranteed Payment Period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer Guarantee Payment Periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a specified Guaranteed Payment Period.


MODIFYING PAYMENTS
After the Payout Start Date, you may make the following changes under Income Plan 3:

.. You may request to modify the length of the Guaranteed Payment Period. If you elect to change the length of the Guaranteed Payment Period, the new Guaranteed Payment Period must be within the original minimum and maximum period you would have been permitted to select on the Payout Start Date.
   However, the maximum payment period permitted will be shortened by the period elapsed since the original Guaranteed Payment Period began. If you change the length of your Guaranteed Payment Period, we will compute the present value of your remaining payments, using the same assumptions we would use if you were terminating the income payments, as described in Payout Withdrawal. We will then adjust the remaining payments to equal what that value would support based on those same assumptions and based on the revised Guaranteed Payment Period.

.. You may request to change the frequency of your payments.

We currently allow you to make the changes described above once each Contract Year; on that single occasion you may make either change alone, or both simultaneously. We reserve the right to change this practice at any time without prior notice.

Changes to either the frequency of payments or length of the Guaranteed Payment Period will result in a change to


                                 63  PROSPECTUS
the payment amount and may change the amount of each payment that is taxable to you.

Modifying payments of this Contract may not be allowed under Qualified Plans. In order to satisfy required minimum distributions ("RMD") under current Treasury regulations, once income payments have begun over a Guaranteed Payment Period, the Guaranteed Payment Period may not be changed even if the new period is shorter than the maximum permitted. Please consult with a competent tax advisor prior to making a request to modify payments if your Contract is subject to RMD requirements.

You may make only one change per 365 day period - either the length of the Guaranteed Payment Period or the frequency of payments - but not both, unless made at the same time. Any change to either the frequency of payments or length of a Guaranteed Payment Period will take effect on the next payment date after we accept the requested change.


PAYOUT WITHDRAWAL
You may terminate all or a portion of the income payments being made under Income Plan 3 at any time and withdraw their present value ("withdrawal value"), subject to a Payout Withdrawal Charge, by writing to us ("Payout Withdrawal"). For variable income payments, the withdrawal value is equal to the present value of the variable income payments being terminated, calculated using a discount rate equal to the assumed investment rate that was used in determining the initial variable payment. For fixed income payments, the withdrawal value is equal to the present value of the fixed income payments being terminated, calculated using a discount rate equal to the interest rate used to calculate the fixed income payments on the Payout Start Date.

A Payout Withdrawal must be at least $50. If any Payout Withdrawal reduces the value of the remaining income payments to an amount not sufficient to provide an initial payment of at least $20, we reserve the right to terminate the Contract and pay you the present value of the remaining income payments in a lump sum. If you withdraw the entire value of the remaining income payments, the Contract will terminate.

You must specify the investment alternative(s) from which you wish to make a Payout Withdrawal. If you withdraw a portion of the value of your remaining income payments, the payment period will remain unchanged and your remaining payment amounts will be reduced proportionately.


PAYOUT WITHDRAWAL CHARGE
To determine the Payout Withdrawal Charge, we assume that purchase payments are withdrawn first, beginning with the oldest payment. When an amount equal to all purchase payments has been withdrawn, additional withdrawals will not be assessed a Payout Withdrawal Charge.

Payout Withdrawals will be subject to a Payout Withdrawal Charge for each Contract as follows:

                           Number of Complete Years Since We Received the Purchase Payment Being Withdrawn/Applicable Charge:
Contract:                       0            1            2            3            4            5            6            7+
-----------------------------------------------------------------------------------------------------------------------------------
Allstate Variable Annuity      7%           7%           6%           5%           4%           3%           2%            0%
- B Share
-----------------------------------------------------------------------------------------------------------------------------------
Allstate Variable Annuity      7%           6%           5%           0%
- L Share
-----------------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION. We may make other Income Plans available. You may obtain information about them by writing or calling us. On the Payout Start Date, you must specify the portion of the Contract Value to be applied to variable income payments and the portion to be applied to fixed income payments. For the portion of your Contract Value to be applied to variable income payments, you must also specify the Variable Sub-Accounts on which to base the variable income payments as well as the allocation among those Variable Sub-Accounts. If you do not choose how the Contract Value is to be applied, then the portion of the Contract Value in the Variable Account on the Payout Start Date will be applied to variable income payments, according to the Variable Sub-Account allocations as of the Payout Start Date, and the remainder of the Contract Value will be applied to fixed income payments.

We will apply your Contract Value, less applicable taxes, to your Income Plan(s) on the Payout Start Date. We can make income payments in monthly, quarterly, semi-annual or annual installments, as you select. If the Contract Owner has not made any purchase payments for at least 3 years, and the Contract Value is less than $2,000 when it is applied to the Income Plan(s) you choose, or not enough to provide an initial payment of at least $20 when it is applied to the Income Plan(s) you choose, and state law permits, we may:

.. terminate the Contract and pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

.. reduce the frequency of your payments so that each payment will be at least
  $20.


VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) company mortality experience or (b) the amount of our administration expenses.

Currently, we do not make deductions for premium taxes under the Contracts because New York does not charge


                                 64  PROSPECTUS
premium taxes on annuities. We may deduct taxes that may be imposed in the future from purchase payments or the Contract Value when the tax is incurred or at a later time.

We cannot predict the total amount of your variable income payments, which may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios; and (b) under some of the Income Plans, we make income payments only so long as an Annuitant is alive or any applicable Guaranteed Payment Period has not yet expired.

In calculating the amount of the periodic payments in the annuity tables in the Contracts, we used an assumed investment rate ("AIR", also known as benchmark rate) of 3%. Currently, for the ALLSTATE VARIABLE ANNUITY - B SHARE CONTRACTS you may choose either a 5% or 3% AIR per year. If you select the Income Protection Benefit Option, however, the 3% AIR must apply. Currently, if you do not choose one, the 5% AIR will automatically apply. For ALLSTATE VARIABLE ANNUITY - L SHARE CONTRACTS, only the 3% AIR is available. You may not change the AIR after you have selected an Income Plan.

We reserve the right to offer other assumed investment rates. If the actual net investment return of the Variable Sub-Accounts you choose is less than the AIR, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the AIR. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. With a higher AIR, your initial income payment will be larger than with a lower AIR. While income payments continue to be made, however, this disparity will become smaller and, if the payments have continued long enough, each payment will be smaller than if you had initially chosen a lower AIR.

Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

You may also elect a variable income payment stream consisting of level monthly, quarterly or semi-annual payments. If you elect to receive level monthly, quarterly or semi-annual payments, the payments must be recalculated annually. You may only elect to receive level payments at or before the Payout Start Date. If you have elected level payments for an Income Plan(s), you may not make any variable to fixed payment transfers within such Income Plan(s). We will determine the amount of each annual payment as described above, place this amount in our general account, and then distribute it in level monthly, quarterly or semi-annual payments. The sum of the level payments will exceed the annual calculated amount because of an interest rate factor we use, which may vary from year to year but will not be less than 2.0% per year. We do not allow withdrawals of the annual amount unless you make a full or partial withdrawal request of the value of the remaining payments under Income Plan 3. Withdrawals will be assessed a Payout Withdrawal Charge, if applicable. If the Annuitant dies while you are receiving level payments, you will not be entitled to receive any remaining level payments for that year (unless the Annuitant dies before the end of the Guaranteed Payment Period). For example, if you have selected Income Plan 1 with no Guaranteed Payment Period and the Annuitant dies during the year, the Beneficiary will not be entitled to receive the remaining level payments for that year.


INCOME PROTECTION BENEFIT OPTION
We offer an Income Protection Benefit Option, which may be added to your Contract on the Payout Start Date for an additional mortality and expense risk charge if you have selected variable income payments subject to the following conditions:

.. The Annuitant and joint Annuitant, if applicable, must be age 75 or younger on the Payout Start Date.

.. You must choose Income Plan 1 or 2, and the Guaranteed Payment Period must be for at least 120 months, unless the Internal Revenue Service requires a different payment period.

.. You may apply the Income Protection Benefit Option to more than one Income
  Plan.

.. The AIR must be 3% for the Income Plan(s) to which you wish to apply this benefit.

.. You may only add the Income Protection Benefit Option on the Payout Start Date and, once added, the option cannot be cancelled.

.. You may not add the Income Protection Benefit Option without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the Income Protection Benefit Option.

.. You may not convert variable income payments to fixed income payments.

If you select the Income Protection Benefit Option, we guarantee that your variable income payments under each of the Income Plans to which the option is applied will never be less that 85% of the initial variable amount income value ("Income Protection Benefit"), as calculated on the Payout Start Date under such Income Plans, unless you have elected a reduced survivor payment plan under Income Plan 2. If you have elected a reduced survivor payment plan, we guarantee that your variable income payments to which the option is applied will never be less than 85% of the initial variable amount income value prior to the later of
1) the death of an Annuitant; or 2) the end of the guaranteed payment period. On or after the later of these events, we guarantee that your variable income payments will never be less than 85% of the initial variable amount income value multiplied by the percentage you elected for your reduced survivor plan. See Appendix B for numerical examples


                                 65  PROSPECTUS
that illustrate how the Income Protection Benefit is calculated.

If you add the Income Protection Benefit Option to your Contract, the mortality and expense risk charge during the Payout Phase will be increased. The charge for the Income Protection Benefit Option will apply only to the Income Plan(s) to which the Option has been applied. Currently, the charge for this option is 0.50% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. We may change the amount we charge, but it will not exceed 0.75% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. Once the option is issued, we will not increase what we charge you for the benefit.

In order to ensure that we achieve adequate investment diversification ("INCOME PROTECTION DIVERSIFICATION REQUIREMENT"), we reserve the right, in our sole discretion, to impose limitations on the investment alternatives in which you may invest during the Payout Phase with respect to the assets supporting the variable income payments to which the Income Protection Benefit Option applies. These limitations may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts, exclusion of certain Variable Sub-Accounts, required minimum allocations to certain Variable Sub-Accounts, and/or the required use of Automatic Portfolio Rebalancing.

To achieve our Income Protection Diversification Requirement, we have divided the Variable Sub-Accounts into three separate categories: "unrestricted," "restricted" and "excluded." Currently, we require that you allocate between 30% to 100% of the assets supporting your variable income payments to the unrestricted Variable Sub-Accounts in any manner you choose. You may allocate up to 70% of the assets supporting your variable income payments to the restricted Variable Sub-Accounts. You may not, however, allocate more than 20% of the assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts. You may not allocate ANY PORTION of the assets supporting your variable income payments to the excluded Variable Sub-Accounts.

We believe the Income Protection Benefit Option complies with Individual Retirement Annuity (IRA) requirements regarding enhanced benefits. We are filing the Income Protection Benefit Option for prototype approval with the IRS.

In the following three tables, we list our current Income Protection Diversification Requirement:

UNRESTRICTED VARIABLE SUB-ACCOUNTS. There is no limit to the amount of assets supporting your variable income payments that you may allocate to any one or more of the following Variable Sub-Accounts. Currently, we require that you allocate AT LEAST 30% of the assets supporting your variable income payments to this category.

  Morgan Stanley VIS Income Plus - Class Y Sub-Account

  Morgan Stanley VIS Limited Duration - Class Y Sub-Account (4)

  Morgan Stanley VIS Money Market - Class Y Sub-Account

  Fidelity VIP Money Market - Service Class 2 Sub-Account

  PIMCO VIT Real Return - Advisor Shares Sub-Account

  PIMCO VIT Total Return - Advisor Shares Sub-Account

RESTRICTED VARIABLE SUB-ACCOUNTS. You may allocate up to 70% of the amount of assets supporting your variable income payments to the following Variable Sub-Accounts. Currently, you may not allocate more than 20% of the amount of assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts.

  Morgan Stanley VIS Aggressive Equity - Class Y Sub-Account

  Morgan Stanley VIS Dividend Growth - Class Y Sub-Account

  Morgan Stanley VIS Equity - Class Y Sub-Account

  Morgan Stanley VIS European Equity - Class Y Sub-Account (4)

  Morgan Stanley VIS Global Advantage - Class Y Sub-Account(1)

  Morgan Stanley VIS Global Dividend Growth - Class Y Sub-Account

  Morgan Stanley VIS High Yield - Class Y Sub-Account(1)

  Morgan Stanley VIS Income Builder - Class Y Sub-Account(1)

  Morgan Stanley VIS S&P 500 Index - Class Y Sub-Account

  Morgan Stanley VIS Strategist - Class Y Sub-Account

  Morgan Stanley VIS Utilities - Class Y Sub-Account(1)

  AIM V.I. Basic Value - Series II Sub-Account(1)

  AIM V.I. Core Equity - Series II Sub-Account (5)

  AllianceBernstein VPS Growth - Class B Sub-Account

  AllianceBernstein VPS Growth and Income - Class B Sub-Account(1)


                                 66  PROSPECTUS

  AllianceBernstein VPS International Value - Class B Sub-Account

  AllianceBernstein VPS Large Cap Growth - Class B Sub-Account(1)

  AllianceBernstein VPS Small/Mid Cap Value - Class B Sub-Account

  AllianceBernstein VPS Utility Income - Class B Sub-Account

  AllianceBernstein VPS Value - Class B Sub-Account

  Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account

  Fidelity VIP Growth & Income - Service Class 2 Sub-Account

  Fidelity VIP High Income - Initial Class Sub-Account

  Fidelity VIP Mid Cap - Service Class 2 Sub-Account

  FTVIP Franklin High Income Securities - Class 2 Sub-Account(1)

  FTVIP Franklin Income Securities - Class 2 Sub-Account

  FTVIP Mutual Discovery Securities - Class 2 Sub-Account

  FTVIP Mutual Shares Securities - Class 2 Sub-Account

  FTVIP Templeton Foreign Securities - Class 2 Sub-Account

  Goldman Sachs VIT Structured U.S. Equity Sub-Account

  Goldman Sachs VIT Growth and Income Sub-Account

  Goldman Sachs VIT Mid Cap Value Sub-Account (4)

  PIMCO VIT CommodityRealReturn Strategy - Advisor Shares Sub-Account

  PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account

  Putnam VT Growth and Income - Class IB Sub-Account(1)

  Putnam VT International Equity - Class IB Sub-Account

  Putnam VT Investors - Class IB Sub-Account(3)

  Putnam VT New Value - Class IB Sub-Account

  Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account

  Putnam VT Voyager - Class IB Sub-Account

  Van Kampen LIT Comstock, Class II Sub-Account

  Van Kampen LIT Growth and Income, Class II Sub-Account

  Van Kampen UIF Equity and Income, Class II Sub-Account(2)

  Van Kampen UIF Equity Growth, Class II Sub-Account(2)

  Van Kampen UIF Global Franchise, Class II Sub-Account(2)

  Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account(2)

  Van Kampen UIF U.S. Real Estate, Class II Sub-Account(2)

  Van Kampen UIF International Growth Equity, Class II Sub-Account (2)

EXCLUDED VARIABLE SUB-ACCOUNTS. Currently, none of the following Variable Sub-Accounts are available to support variable income payments.

  AIM V.I. Capital Appreciation - Series II Sub-Account(1)

  AIM V.I. Mid Cap Core Equity - Series II Sub-Account(1)

  FTVIP Franklin Flex Cap Growth Securities - Class 2 Sub-Account

  Goldman Sachs VIT Structured Small Cap Equity Sub-Account

  Van Kampen LIT Aggressive Growth, Class II Sub-Account

  Van Kampen LIT Strategic Growth, Class II Sub-Account

  Van Kampen UIF Emerging Markets Debt, Class II Sub-Account(1) (2)

  Van Kampen UIF Emerging Markets Equity, Class II Sub-Account(2)

  Van Kampen UIF Mid Cap Growth, Class II Sub-Account(2)

  Van Kampen UIF Small Company Growth, Class II Sub-Account(2)

1) Effective May 1, 2005, the following Variable Sub-Accounts closed to new investments: the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity
  - Series II Sub-Account, the AllianceBernstein VPS Growth and Income - Class B Sub-Account, the AllianceBernstein VPS Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income Securities - Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage - Class Y Sub-Account, the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub--


                                 67  PROSPECTUS

  Account, the Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the Van Kampen UIF Emerging Markets Debt, Class II Sub-Account.*

2) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

3) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account closed to new investments.*

4) Effective May 1, 2006, the following Variable Sub-Accounts closed to new investments: the Goldman Sachs VIT Mid Cap Value Sub-Account, the Morgan Stanley VIS European Equity - Class Y Sub-Account and the Morgan Stanley VIS Limited Duration - Class Y Sub-Account.*

5) Effective May 1, 2006, the AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment.
   If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.*

* AS NOTED ABOVE, CERTAIN VARIABLE SUB-ACCOUNTS ARE CLOSED TO NEW INVESTMENTS. IF YOU INVESTED IN THESE VARIABLE SUB-ACCOUNTS PRIOR TO THE EFFECTIVE CLOSE
DATE, YOU MAY CONTINUE YOUR INVESTMENTS. IF YOU CHOOSE TO ADD THE INCOME PROTECTION BENEFIT OPTION ON OR AFTER THE EFFECTIVE CLOSE DATE, YOU MUST TRANSFER ANY PORTION OF YOUR CONTRACT VALUE THAT IS ALLOCATED TO THESE VARIABLE SUB-ACCOUNTS TO ANY OF THE REMAINING VARIABLE SUB-ACCOUNTS AVAILABLE WITH THE INCOME PROTECTION BENEFIT OPTION PRIOR TO ADDING IT TO YOUR CONTRACT.

You must use quarterly Automatic Portfolio Rebalancing to meet our Income Protection Diversification Requirement. On the date of each rebalancing, we will reallocate the amount of the assets supporting your variable income payments according to the rebalancing percentages you have selected, subject to the then current restrictions and exclusions in effect. We expect that the restrictions and exclusions for each category will change from time to time. Any change in these restrictions and exclusions will become effective no later than the next regularly scheduled rebalancing of your Variable Sub-Account choices on or immediately after the date of change.

The Income Protection Diversification Requirement is based on a model. We may use a model developed and maintained by us or we may elect to use a model developed or provided by an independent third party. We will notify you at least 30 days before we make any change to our Income Protection Diversification Requirement.

We may determine which Variable Sub-Accounts are eligible for each category or we may elect to follow the recommendations of an independent third party. We may at any time make new determinations as to which Variable Sub-Accounts are unrestricted, restricted or excluded. We may do so for a variety of reasons including, but not limited to, a change in the investment objectives or policies of a Portfolio, or the failure, in our sole determination, of such Portfolio to invest in accordance with its stated investment objective or policies.

Transfers made for purposes of meeting the Income Protection Diversification Requirement will not count towards the number of free transfers you may make each Contract Year. See "Investment Alternatives: Transfers," above, for additional information.


FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. The guaranteed income payment amounts will change if the frequency of payments or the length of the payment period changes.

We calculate the fixed income payments by applying the portion of the Contract Value you specify, less applicable taxes, to fixed income payments, to the greater of (a) the appropriate income payment factor for the selected Income Plan from the Income Payment Table in your Contract or (b) such other income payment factor as we are offering on the Payout Start Date.

We may defer your request to make a withdrawal from fixed income payments for a period of up to 6 months or whatever shorter time state law may require. If we defer payments for 10 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

RETIREMENT INCOME GUARANTEE OPTIONS Effective January 1, 2004, we ceased offering the Retirement Income Guarantee Options ("RIG 1" and "RIG 2"). If you added a Retirement Income Guarantee Option to your Contract prior to January 1, 2004, your Option will continue to apply to your Contract. Also, effective January 1, 2004, we discontinued the Trade-In Program. If you previously elected a RIG Option, you may cancel your RIG 1 or RIG 2 Option during the 60-day period following your next 3rd Contract Anniversary after January 1, 2004. If you do not cancel the Option during this 60-day period, you will not be permitted to cancel it later. Please check with your Morgan Stanley Financial Advisor for details.

The following describes the Retirement Income Guarantee Options for Contract Owners who elected the Option prior to January 1, 2004.


                                 68  PROSPECTUS

We refer to the issue date of the option as the "RIDER DATE." You may add only one Retirement Income Guarantee Option to your Contract. The oldest Contract Owner and oldest Annuitant must be age 75 or younger on the Rider Application Date. Once you add a rider to your Contract, it may not be cancelled except during the 60-day period following the next 3/RD/ Contract Anniversary after January 1, 2004, as described above.

WE RESERVE THE RIGHT TO IMPOSE LIMITATIONS ON THE INVESTMENT ALTERNATIVES IN WHICH YOU MAY INVEST AS A CONDITION OF THESE OPTIONS. THESE RESTRICTIONS MAY INCLUDE, BUT ARE NOT LIMITED TO, MAXIMUM INVESTMENT LIMITS ON CERTAIN INVESTMENT ALTERNATIVES, EXCLUSION OF CERTAIN INVESTMENT ALTERNATIVES, REQUIRED MINIMUM ALLOCATIONS TO CERTAIN VARIABLE SUB-ACCOUNTS AND/OR THE REQUIRED USE OF AUTOMATIC PORTFOLIO REBALANCING. CURRENTLY, NO SUCH RESTRICTIONS ARE BEING IMPOSED.

For each option, an "INCOME BASE" is calculated, which is used only for the purpose of calculating the "GUARANTEED RETIREMENT INCOME BENEFIT" and the appropriate "RIDER FEE," all defined below. The Income Base does not provide a Contract Value or guarantee performance of any investment option. The Income Base for RIG 1 and RIG 2 are described in more detail below.

You may apply the Income Base less applicable taxes to an Income Plan on the Payout Start Date and receive the Guaranteed Retirement Income Benefit if all of the following conditions are satisfied:

.. The Payout Start Date must be on or after the 10/th/ Contract Anniversary of the Rider Date.

.. The Payout Start Date must occur during the 30-day period following a Contract
  Anniversary.

.. The oldest Annuitant must be age 90 or younger as of the Payout Start Date.

.. You must select Fixed Amount Income Payments only.

.. You must select Income Plan 1 or 2, with a Guaranteed Payment Period of at least:

  . 120 months, if the youngest Annuitant is age 80 or younger as of the Payout Start Date; or

  . 60 months, if the youngest Annuitant is older than age 80 as of the Payout Start Date.

The "GUARANTEED RETIREMENT INCOME BENEFIT" is determined by applying the Income Base, less any applicable taxes, to the appropriate monthly income payment factor shown in the Income Payment Tables in your Contract for the selected Income Plan.

If a different payment frequency (quarterly, semi-annual, or annual) or different Income Plan is selected , an income payment factor for the selected payment frequency and Income Plan is determined on the same mortality and interest rate basis as the Income Payment Tables shown in your Contract.

On the Payout Start Date, the income payments for the selected Income Plan will be the greater of:

.. The Guaranteed Retirement Income Benefit; or

.. For fixed income payments, the Contract Value, less any applicable taxes is applied to the greater of: the appropriate income payment factor for the selected Income Plan from the income payment tables in your Contract, or an income payment factor for the selected Income Plan that we are offering on the Payout Start Date.

We assess an annual Rider Fee if you selected one of the Retirement Income Guarantee Options. The Rider Fee is deducted on each Contract Anniversary on a pro rata basis from each of the Variable Sub-Accounts in which your Contract Value is invested on that date. The Rider Fee will decrease the number of Accumulation Units in each Variable Sub-Account. The Rider Fee is deducted only during the Accumulation Phase of the Contract. For the first Contract Anniversary following the Rider Date, the Rider Fee will be prorated to cover the period between the Rider Date and the first Contract Anniversary after the Rider Date. In the case of a full withdrawal of the Contract Value, the Rider Fee is prorated to cover the period between the Contract Anniversary immediately prior to the withdrawal and the date of the withdrawal.

The Rider Fee for RIG 1 is 0.40% of the Income Base on each Contract Anniversary. The Rider Fee for RIG 2 is 0.55% of the Income Base on each Contract Anniversary.

These options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:

.. The date the Contract is terminated;

.. If the Contract is not continued in the Accumulation Phase under either the Death of Owner or Death of Annuitant provisions of the Contract. The option will terminate on the date we determine the Death Proceeds;

.. The Payout Start Date; or

.. You elect to cancel your RIG 1 or RIG 2 Option during the 60-day period following the next 3/RD/ Contract Anniversary after January 1, 2004 (since we discontinued offering the Trade-In Program as of that date).

Otherwise, the options may not be terminated or cancelled.

We believe the Retirement Income Guarantee Options comply with Individual Retirement Annuity (IRA) requirements regarding enhanced benefits. We are filing the Retirement Income Guarantee Options for prototype approval with the IRS.


CALCULATION OF INCOME BASE.
On the Rider Date, the "RIG 1 INCOME BASE" is equal to the Contract Value. The RIG 1 Income Base, plus


                                 69  PROSPECTUS
purchase payments made after the Rider Date and less RIG 1 withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year, subject to the "CAP" defined below. This accumulation will continue until the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first. After the 5% interest accumulation ends, the RIG 1 Income Base will continue to be increased by purchase payments and reduced by RIG 1 withdrawal adjustments for withdrawals until the option terminates.
 The "RIG 1 WITHDRAWAL ADJUSTMENT" is defined below.

The RIG 1 Income Base will not exceed a CAP equal to:

.. 200% of the Contract Value as of the Rider Date; plus

.. 200% of purchase payments made after the Rider Date, but excluding any purchase payments made in the 12-month period immediately prior to the Payout Start Date; minus

.. RIG 1 Withdrawal Adjustments for any withdrawals made after the Rider Date.

RIG 1 WITHDRAWAL ADJUSTMENT. Prior to the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever is earlier, the withdrawal adjustment is as follows:

.. In each Contract Year, for the portion of withdrawals that do not cumulatively exceed 5% of the RIG 1 Income Base as of the beginning of the Contract Year
  (or as of the Rider Date for the first Contract Year in which RIG 1 is added), the withdrawal adjustment is equal to the amount withdrawn (or portion thereof) multiplied by a discount factor. The discount factor is calculated using a 5% annual interest rate and the portion of the Contract Year between the withdrawal date and the end of the Contract Year. This withdrawal adjustment has the effect of reducing the RIG 1 Income Base at the end of the Contract Year by the actual amount of the withdrawal. In other words, for purposes of calculating the RIG 1 Income Base, the withdrawal is treated as if it occurred at the end of the Contract Year.

.. In each Contract Year, for the portion of withdrawals that cumulatively exceed
  5% of the RIG 1 Income Base as of the beginning of the Contract Year (or as of the Rider Date for the first Contract Year in which RIG 1 is added), the withdrawal adjustment is equal to the withdrawal amount (or portion thereof), divided by the Contract Value immediately prior to the withdrawal and reduced for the portion of withdrawals that does not cumulatively exceed 5%, and the result multiplied by the most recently calculated RIG 1 Income Base, reduced for the portion of withdrawals that does not cumulatively exceed 5%.

On or after the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or the Annuitant, all withdrawal adjustments are equal to the withdrawal amount, divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated RIG 1 Income Base.

See Appendix C for numerical examples that illustrate how the RIG 1 Withdrawal Adjustment is applied.

The "RIG 2 INCOME BASE" is defined as the greater of "INCOME BASE A" or "INCOME BASE B."

"INCOME BASE A" and its corresponding Withdrawal Adjustment are calculated in the same manner as the RIG 1 Income Base and RIG 1 Withdrawal Adjustment.

On the Rider Date, "INCOME BASE B" is equal to the Contract Value. After the Rider Date and prior to the Payout Start Date, Income Base B is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

.. Each time a purchase payment is made, Income Base B is increased by the amount of the purchase payment.

.. Each time a withdrawal is made, Income Base B is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated Income Base B.

.. On each Contract Anniversary until the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, Income Base B is equal to the greater of the Contract Value on that date or the most recently calculated Income Base B.

If no purchase payments or withdrawals are made after the Rider Date, Income Base B will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary until the earlier of the Payout Start Date or the Contract Anniversary following the 85/th/ birthday of the oldest Contact Owner or oldest Annuitant, whichever occurs first.


CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age. However, we reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is used in connection with an employment-related retirement or benefit plan you should consult with legal counsel as to whether the Contract is appropriate.


                                 70  PROSPECTUS

DEATH BENEFITS
--------------------------------------------------------------------------------


DEATH PROCEEDS
Under certain conditions, described below, we will pay Death Proceeds for this Contract on the death of the Contract Owner, Annuitant, or Co-Annuitant if the death occurs prior to the Payout Start Date. If the Owner or Annuitant dies after the Payout Start Date, we will pay remaining income payments as described in the "Payout Phase" section of your Contract. See "Income Payments" for more information.

We will determine the value of the Death Proceeds as of the end of the Valuation Date during which we receive the first Complete Request for Settlement the next Valuation Date, if we receive the request after 4:00 p.m. Eastern Time (3:00 p.m. Central Time). In order to be considered a "COMPLETE REQUEST FOR SETTLEMENT," a claim for distribution of the Death Proceeds must include "DUE PROOF OF DEATH" in any of the following forms of documentation:

.. A certified copy of the death certificate;

.. A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

.. Any other proof acceptable to us.

"DEATH PROCEEDS" are determined based on when we receive a Complete Request for
Settlement:

.. If we receive a Complete Request for Settlement within 180 days of the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds is equal to the "DEATH BENEFIT."

.. If we receive a Complete Request for Settlement more than 180 days after the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds are equal to the greater of the Contract Value or Settlement Value. We reserve the right to waive or extend, in a nondiscriminatory manner, the 180-day period in which the Death Proceeds will equal the Death Benefit.

Where there are multiple Beneficiaries, we will only value the Death Proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.


DEATH BENEFIT OPTIONS
In addition to the ROP Death Benefit included in your Contract, the MAV Death Benefit Option may be added to your Contract.

The SureIncome Plus Option and SureIncome For Life Option also include a death benefit option, the SureIncome Return of Premium Death Benefit ("SureIncome ROP Death Benefit.")

The amount of the Death Benefit depends on whether or not you select the MAV Death Benefit Option. You may select this optional death benefit on the Issue Date of your Contract or a later date, subject to issue age restrictions.

You may not add the MAV Death Benefit Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the option.

The "DEATH BENEFIT" is equal to the greatest of:

.. The Contract Value;

.. The Settlement Value;

.. The ROP Death Benefit;

.. The MAV Death Benefit Option (if selected);

.. The SureIncome ROP Death Benefit.*

The "Settlement Value" is the amount that would be paid in the event of a full withdrawal of the Contract Value.

* The SureIncome ROP Death Benefit under the SureIncome For Life Option is only included in the calculation of the Death Benefit upon the death of the SureIncome Covered Life. If a Contract Owner, Annuitant or Co-Annuitant who is not the SureIncome Covered Life dies, the SureIncome ROP Death Benefit is not applicable.

The "ROP DEATH BENEFIT" is equal to the sum of all purchase payments, reduced by a proportional withdrawal adjustment for each withdrawal. The withdrawal adjustment is equal to the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result is multiplied by:

  The sum of all purchase payments made prior to the withdrawal, less any prior withdrawal adjustments.


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT OPTION.
The "MAV DEATH BENEFIT OPTION" is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.20%. We may change what we charge for this death benefit option, but it will never exceed 0.30%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.

On the date we issue the rider for this benefit ("Rider Date"), the MAV DEATH BENEFIT is equal to the Contract Value. After the Rider Date and prior to the date we determine the Death Proceeds (see "Death Proceeds", above), the MAV Death Benefit is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:


                                 71  PROSPECTUS

.. Each time a purchase payment is made, the MAV Death Benefit is increased by the amount of the purchase payment.

.. Each time a withdrawal is made, the MAV Death Benefit is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated MAV Death Benefit.

.. On each Contract Anniversary until the first Contract Anniversary following the 80/TH/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, the MAV Death Benefit is recalculated as the greater of the Contract Value on that date or the most recently calculated MAV Death Benefit.

If no purchase payments or withdrawals are made after the Rider Date, the MAV Death Benefit will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary after the Rider Date, but before the date we determine the Death Proceeds. If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 73, below, and if the oldest New Contract Owner and the oldest Annuitant are age 80 or younger on the date we determine the Death Proceeds, then the MAV Death Benefit Option will continue. The MAV Death Benefit will continue to be recalculated for purchase payments, withdrawals, and on each Contract Anniversary after the date we determine the Death Proceeds until the earlier of:

.. The first Contract Anniversary following the 80/th/ birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier. After the 80/th/ birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier, the MAV Death Benefit will be recalculated only for purchase payments and withdrawals; or

.. The date we next determine the Death Proceeds.

WE RESERVE THE RIGHT TO IMPOSE LIMITATIONS ON THE INVESTMENT ALTERNATIVES IN WHICH YOU MAY INVEST AS A CONDITION OF THE MAV DEATH BENEFIT OPTION. THESE RESTRICTIONS MAY INCLUDE, BUT ARE NOT LIMITED TO, MAXIMUM INVESTMENT LIMITS ON CERTAIN INVESTMENT ALTERNATIVES, EXCLUSION OF CERTAIN INVESTMENT ALTERNATIVES, REQUIRED MINIMUM ALLOCATIONS TO CERTAIN VARIABLE SUB-ACCOUNTS AND/OR THE REQUIRED USE OF AUTOMATIC PORTFOLIO REBALANCING. CURRENTLY, NO SUCH RESTRICTIONS ARE BEING IMPOSED.

The MAV Death Benefit Option will terminate and the corresponding additional mortality and expense risk charge associated with the option will cease on the earliest of the following to occur:

.. the date the Contract is terminated;

.. if, upon the death of the Contract Owner, the Contract is continued under Option D as described in the Death of Owner section on page 73, and either the oldest New Owner or the oldest Annuitant is older than age 80 on the date we determine the Death Proceeds. The death benefit option will terminate on the date we determine the Death Proceeds;

.. if the Contract is not continued in the Accumulation Phase under either the Death of Owner or Death of Annuitant provisions of the Contract. The death benefit option will terminate on the date we determine the Death Proceeds;

.. on the date the Contract Owner (if the current Contract Owner is a living person) is changed for any reason other than death unless the New Contract Owner is a trust and the Annuitant is the current Contract Owner;

.. on the date the Contract Owner (if the current Contract Owner is a non-living person) is changed for any reason unless the New Contract Owner is a non-living person or is the current Annuitant; or

.. the Payout Start Date.

We believe the MAV Death Benefit Option complies with Individual Retirement Annuity (IRA) requirements regarding enhanced benefits. We are filing the MAV Death Benefit Option for prototype approval with the IRS.


DEATH BENEFIT PAYMENTS

DEATH OF CONTRACT OWNER
If a Contract Owner dies prior to the Payout Start Date, then the surviving Contract Owners will be "NEW CONTRACT OWNERS". If there are no surviving Contract Owners, then subject to any restrictions previously placed upon them, the Beneficiaries will be the New Contract Owners.

If there is more than one New Contract Owner taking a share of the Death Proceeds, each New Contract Owner will be treated as a separate and independent Contract Owner of his or her respective share of the Death Proceeds. Each New Contract Owner will exercise all rights related to his or her share of the Death Proceeds, including the sole right to elect one of the Option(s) below, subject to any restrictions previously placed upon the New Contract Owner. Each New Contract Owner may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the Option chosen by the original New Contract Owner.

The Options available to the New Contract Owner will be determined by the applicable following Category in which the New Contract Owner is defined. An Option will be deemed to have been chosen on the day we receive written notification in a form satisfactory to us.

NEW CONTRACT OWNER CATEGORIES


                                 72  PROSPECTUS

CATEGORY 1. If your spouse (or Annuitant's spouse in the case of a grantor trust-owned Contract) is the sole New Contract Owner of the entire Contract, your spouse must choose from among the death settlement Options A, B, C, D, or E described below. If he or she does not choose one of these Options, then Option D will apply.


CATEGORY 2. If the New Contract Owner is a living person who is not your spouse (or Annuitant's spouse in the case of a grantor trust-owned Contract), or there is more than one New Contract Owner, all of whom are living persons, each New Contract Owner must choose from among the death settlement Options A, B, C, or E described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.


CATEGORY 3. If there are one or more New Contract Owner(s) and at least one of the New Contract Owners is a non-living person such as a corporation or a trust, all New Contract Owners are considered to be non-living persons for purposes of the death settlement options. Each New Contract Owner must choose death settlement Option A or C described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.

The death settlement options we currently offer are:


OPTION A. The New Contract Owner may elect to receive the Death Proceeds in a lump sum.


OPTION B. The New Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death and must be payable:

.. Over the life of the New Contract Owner; or

.. For a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner; or

.. Over the life of the New Contract Owner with a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner.

OPTION C. The New Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the Morgan Stanley VIS Money Market - Class Y Sub-Account unless the New Contract Owner provides other allocation instructions.

The New Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the
5-year period after the date of death.   The New Contract Owner may exercise all
rights set forth in the Transfers provision.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the New Contract Owner's Beneficiary(ies) will receive the greater of the remaining Settlement Value or the remaining Contract Value within 5 years of the date of the original Contract Owner's death.

OPTION D. The New Contract Owner may elect to continue the Contract in the Accumulation Phase. If the Contract Owner was also the Annuitant, then the New Contract Owner will be the new Annuitant. This Option may only be exercised once per Contract. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date.

Unless otherwise instructed by the continuing spouse, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Date that we receive the complete request for settlement except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Morgan Stanley VIS Money Market - Class Y Sub-Account.

Within 30 days after the date we determine the Death Proceeds, the New Contract Owner may make a one-time transfer of all or a portion of the excess of the Death Proceeds, if any, into any combination of Variable Sub-Accounts and the Standard Fixed Account Option without incurring a transfer fee, provided the investment alternative is available with the Contract at that time. Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in this Contract.

The New Contract Owner may make a single withdrawal of any amount within one year of the date of your death without incurring a withdrawal charge; however, the amount withdrawn may be subject a 10% tax penalty if the New Contract Owner is under age 591/2.


OPTION E. For Nonqualified Contracts, the New Contract Owner may elect to make withdrawals at least annually of amounts equal to the "ANNUAL REQUIRED DISTRIBUTION" calculated for each calendar year. The first such withdrawal must occur within:

.. One year of the date of death;

.. The same calendar year as the date we receive the first Complete Request for Settlement; and

.. One withdrawal frequency.

The New Contract Owner must select the withdrawal frequency (monthly, quarterly, semi-annual, or annual). Once this option is elected and frequency of withdrawals is chosen, they cannot be changed by the New Contract Owner and become irrevocable.

In the calendar year in which the Death Proceeds are determined, the ANNUAL REQUIRED DISTRIBUTION is equal


                                 73  PROSPECTUS
to the Contract Value on the date of the first distribution divided by the "Life Expectancy" of the New Contract Owner and the result multiplied by a fraction that represents the portion of the calendar year remaining after the date of the first distribution. (The Contract Value, as of the date we receive the Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. The Contract Value on the date of the first distribution may be more or less than the Contract Value as of the date we receive the Complete Request for Settlement.) The Life Expectancy in that calendar year is equal to the life expectancy value from IRS Tables based on the age of the New Contract Owner as of his or her birthday in the same calendar year.

In any subsequent calendar year, the Annual Required Distribution is equal to the Contract Value as of December 31 of the prior year divided by the remaining Life Expectancy of the New Contract Owner. In each calendar year after the calendar year in which the first distribution occurred, the Life Expectancy of the New Contract Owner is the Life Expectancy calculated in the previous calendar year minus one (1) year. If the Life Expectancy is less than one (1), the Annual Required Distribution is equal to the Contract Value.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the scheduled withdrawals will continue to be paid to the New Contract Owner's Beneficiary(ies). The Contract Value invested in the Variable Sub-Accounts will be subject to investment risk until it is withdrawn.

We reserve the right to offer additional death settlement options.


DEATH OF ANNUITANT
If the Annuitant dies prior to the Payout Start Date, then the surviving Contract Owners will have the Options available to the New Contract Owner, determined by the applicable following category in which the New Contract Owner is defined, unless:

.. The Annuitant was also the Contract Owner, in which case the Death of Owner provisions above apply; or

.. The Contract Owner is a grantor trust not established by a business, in which case the Beneficiary(ies) will be deemed the New Contract Owners and the Death of Contract Owner provisions above will apply.

SURVIVING CONTRACT OWNER CATEGORIES


CATEGORY 1. If the Contract Owner is a living person, prior to the Annuitant's death, the Contract Owner must choose from among the death settlement Options A, B, or D described below. If the Contract Owner does not choose one of these Options, then Option D will apply.


CATEGORY 2. If the Contract Owner is a non-living person such as a corporation or a trust, the Contract Owner must choose from death settlement Options A or C described below. If the Contract Owner does not choose one of these Options, then Option C will apply.

The death settlement options we currently offer are:


OPTION A. The Contract Owner may elect to receive the Death Proceeds in a lump sum.


OPTION B. The Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death.

OPTION C. The Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the Morgan Stanley VIS Money Market - Class Y Sub-Account unless the Contract Owner provides other allocation instructions.

The Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the 5-year period after the date of death. The Contract Owner may exercise all rights set forth in the Transfers provision.

OPTION D. The Contract Owner may elect to continue the Contract and the youngest Contract Owner will become the new Annuitant. The Contract Value of the continued Contract will not be adjusted to equal the Death Proceeds.

We reserve the right to offer additional death settlement options.

QUALIFIED CONTRACTS

The death settlement options for Qualified Plans, including IRAs, may be different to conform with the individual tax requirements of each type of Qualified Plan. Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION AND DEATH OF CO-ANNUITANT

We offer a Spousal Protection Benefit (Co-Annuitant) Option that may be added to your Contract subject to the following conditions:

.. The individually owned Contract must be either a traditional, Roth, or Simplified Employee Pension IRA.

.. The Contract Owner's spouse must be the sole Primary Beneficiary of the Contract and will be the named Co-Annuitant.


                                 74  PROSPECTUS
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.. The Contract Owner must be age 90 or younger on the Rider Application Date;
  and the Co-Annuitant must be age 79 or younger on the Rider Application Date.

.. On or after May 1, 2005, the Option may be added only when we issue the Contract or within 6 months of the Contract Owner's marriage. You may not add the Option to your Contract without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the Option. We may require proof of marriage in a form satisfactory to us.

Under the Spousal Protection Benefit Option, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that the "Death of Annuitant" provision does not apply on the death of the Co-Annuitant, and the latest Payout Start Date will be based solely on the Contract Owner's age.

You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept a change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it. At any time, there may be only one Co-Annuitant under your Contract.

There is an annual Rider Fee of 0.10% of the Contract Value for new Options added on or after January 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for Options added in the future. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option. For Contracts purchased on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option at any time prior to the time you elect to receive it.

The option will terminate upon the date termination is accepted by us or will terminate on the earliest of the following occurrences:

.. upon the death of the Co-Annuitant (as of the date we determine the Death
  Proceeds);

.. upon the death of the Contract Owner (as of the date we determine the Death
  Proceeds);

.. on the date the Contract is terminated;

.. on the Payout Start Date; or

.. on the date you change the beneficiary of the Contract and the change is accepted by us;

.. for options added on or after January 1, 2005, the Owner may terminate the option upon the divorce of the Owner and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us;

.. for options added prior to January 1, 2005, the Owner may terminate this option at anytime by written notice in a form satisfactory to us.

Once terminated, a new Spousal Protection Benefit (Co-Annuitant) Option cannot be added to the Contract unless the last Option attached to the Contract was terminated due to divorce or a change of beneficiary.

We believe the Spousal Protection Benefit (Co-Annuitant) Option complies with Individual Retirement Annuity (IRA) requirements regarding enhanced benefits. We are filing the Spousal Protection Benefit (Co-Annuitant) Option for prototype approval with the IRS.


DEATH OF CO-ANNUITANT. If the Co-Annuitant dies prior to the Payout Start Date, subject to the following conditions, the Contract will be continued according to Option D under the "Death of Owner" provision of your Contract:

.. The Co-Annuitant must have been your legal spouse on the date of his or her death; and

.. Option D of the "Death of Owner" provision of your Contract has not previously been exercised.

The Contract may only be continued once under Option D under the "Death of Owner" provision. For a description of Option D, see the "Death of Owner" section of this prospectus.


SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS AND DEATH OF CO-ANNUITANT
We offer a Spousal Protection Benefit (Co-Annuitant) Option for certain Custodial Individual Retirement Accounts established under Code Section 408(a) that may be added to your Contract. CSP is subject to the following conditions ("CSP Conditions"):

.. The beneficially owned Contract must be a Custodial traditional IRA, Custodial
  Roth IRA, or a Custodial Simplified Employee Pension IRA.

.. The Annuitant must be the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA.

.. The Co-Annuitant must be the legal spouse of the Annuitant. Only one
  Co-Annuitant may be named.

.. The Co-Annuitant must be the sole beneficiary of the Custodial traditional
  IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA.

.. The Annuitant must be age 90 or younger on the CSP Application Date.

.. The Co-Annuitant must be age 79 or younger on the CSP Application Date.

.. On or after May 1, 2005, the CSP may be added only when we issue the Contract or within 6 months of the beneficial owner's marriage. You may not add the CSP to your Contract without our prior approval if your Contract Value is greater than $1,000,000 at the


                                 75  PROSPECTUS
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  time you choose to add the CSP. We may require proof of marriage in a form satisfactory to us.

.. We have made no payments under any Income Plan.

.. There is an annual Rider Fee of 0.10% of the Contract Value for new Options added on or after January 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value.

Under CSP, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that:

.. The Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date.

.. The "Death of Annuitant" provision of the Contract does not apply on the death of the Co-Annuitant.

.. The Co-Annuitant is not considered the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA.

You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept a change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it. At any time, there may only be one Co-Annuitant under your Contract.

For Spousal Protection Benefit (Co-Annuitant) Options for Custodial Individual Retirement Accounts added on or after January 1, 2005, there is an annual Rider Fee of 0.10% of the Contract Value for this Option. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for Options added in the future. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option. For Contracts issued on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts at any time to new Contract Owners and to existing Contract Owners who did not elect the Option prior to the date of discontinuance.

The Owner may terminate CSP upon the divorce of the Annuitant and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us. The Owner may also terminate CSP upon a change in the beneficiary of the IRA by providing written notice and proof of the change in a form satisfactory to us. CSP will terminate upon the date termination is accepted by us or on the earliest of the following occurrences:

.. On the date CSP is terminated as described above; or

.. Upon the death of the Annuitant; or

.. Upon the death of the Co-Annuitant; or

.. On the date the Contract is terminated; or

.. On the Payout Start Date.

Once terminated, a new CSP cannot be added to the Contract unless the last option attached to the Contract was terminated due to divorce or change of beneficiary of the IRA.

DEATH OF CO-ANNUITANT.  This section applies if:

.. The CSP Conditions are met.

  . The Annuitant was, at the time of the Co-Annuitant's death, the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA.

  .  We have received proof satisfactory to us that the Co-Annuitant has died.

  . The Co-Annuitant was, at the time of the Co-Annuitant's death, the sole beneficiary of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA, and

  . the Co-Annuitant was, at the time of the Co-Annuitant's death, the legal spouse of the Annuitant.

If this section applies and if the Co-Annuitant dies prior to the Payout Start Date, then, subject to the following conditions, the Contract may be continued according to Option D under the "Death of Owner" provisions under the same terms and conditions that would apply if the Co-Annuitant were the Owner of the Contract before death and the sole new Owner of the Contract were the Annuitant provided that:

.. The Co-Annuitant was the legal spouse of the Annuitant on the date of Annuitant's death.

.. The Owner does not thereafter name a new Co-Annuitant; and

.. The Owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial
  Simplified Employee Pension IRA remains the Custodian; and

.. The Contract may only be continued once.

We believe the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts complies with Individual Retirement Annuity (IRA) requirements regarding enhanced benefits. We are filing the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts for prototype approval with the IRS.


                                 76  PROSPECTUS
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MORE INFORMATION
--------------------------------------------------------------------------------


ALLSTATE NEW YORK
Allstate New York is the issuer of the Contract. Allstate New York is a stock life insurance company organized under the laws of the State of New York. Allstate New York was incorporated in 1967 and was known as "Financial Life Insurance Company" from 1967 to 1978. From 1978 to 1984, Allstate New York was known as "PM Life Insurance Company." Since 1984 the company has been known as "Allstate Life Insurance Company of New York."

Allstate New York is currently licensed to operate in New York. Our home office is located at 100 Motor Parkway, Hauppauge, NY 11788-5107.

Allstate New York is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of the State of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by The Allstate Corporation.

Effective June 1, 2006, Allstate New York entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate New York sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Pursuant to the Agreement Allstate New York and PICA also have entered into an administrative services agreement which provides that PICA or an affiliate will administer the Variable Account and the Contracts after a transition period that may last up to two years. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.


VARIABLE ACCOUNT
Allstate New York established the Allstate Life of New York Separate Account A on December 15, 1995. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate New York.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under New York law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate New York.

The Variable Account consists of multiple Variable Sub-Accounts, each of which invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.


THE PORTFOLIOS

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolios at their net asset value.


VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract Owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-Account by the net asset value per share of the corresponding Portfolio. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we


                                 77  PROSPECTUS
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will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.


CHANGES IN PORTFOLIOS. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional underlying funds. We will notify you in advance of any change.


CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The board of directors/trustees of these Portfolios monitors for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Portfolio's board of directors/trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.


THE CONTRACT
DISTRIBUTION. The Contracts are distributed exclusively by their principal
underwriter, Morgan Stanley & Co. Inc. ("Morgan Stanley & Co.").   Morgan
Stanley & Co., a wholly owned subsidiary of Morgan Stanley, is located at 1585 Broadway, New York, New York 10036. Morgan Stanley & Co. is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the New York Stock Exchange and the NASD. Contracts are sold through the registered representatives of Morgan Stanley & Co. Inc. These registered representatives are also licensed as insurance agents by applicable state insurance authorities and appointed as agents of Allstate Life New York in order to sell the Contracts.

We will pay commissions to Morgan Stanley & Co. for selling the Contracts. We may pay to Morgan Stanley & Co. up to a maximum sales commission of 6.0% of purchase payments. In addition, we may pay ongoing annual compensation of up to 1.40% of Contract value. To compensate Morgan Stanley for the costs of distribution, insurance licensing, due diligence and other home office services, we pay Morgan Stanley an additional percentage of purchase payments not exceeding 0.80% and a percentage of Contract Value not exceeding 0.20%.
 Commissions and annual compensation, when combined, could exceed 8.5% of total premium payments. Individual representatives receive a portion of compensation paid to Morgan Stanley & Co. in accordance with Morgan Stanley & Co.'s practices.

We also make additional payments to Morgan Stanley & Co. for promotional marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts. For more information on the exact compensation arrangement associated with this Contract, please consult your registered representative.

In addition, Morgan Stanley & Co. may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Value.


ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. Pursuant to the Agreement, we entered into an administrative services agreement with PICA whereby, after a transition period that may last up to two years, PICA or an affiliate will provide administrative services to the Variable Account and the Contracts on our behalf.

We provide the following administrative services, among others:

.. issuance of the Contracts;

.. maintenance of Contract Owner records;

.. Contract Owner services;

.. calculation of unit values;

.. maintenance of the Variable Account; and

.. preparation of Contract Owner reports.

We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

 We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different


                                 78  PROSPECTUS
or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate New York no longer issues deferred annuities to employer sponsored qualified retirement plans.


LEGAL PROCEEDINGS
There are no pending legal proceedings to which the Separate Account is a party. Allstate New York is engaged from time to time in routine lawsuits, which, in management's judgment, are not likely to have a material effect, either individually or in the aggregate, on the operating results, cash flows or financial position of Allstate New York.


LEGAL MATTERS
LeBoeuf, Lamb, Greene & MacRae, L.L.P., Washington, D.C., has advised Allstate New York on certain federal securities law matters. All matters of New York law pertaining to the Contracts, including the validity of the Contracts and Allstate New York's right to issue such Contracts under New York insurance law, have been passed upon by Michael J. Velotta, General Counsel of Allstate New York.


                                 79  PROSPECTUS
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TAXES
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE NEW YORK MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
Allstate New York is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate New York, and its operations form a part of Allstate New York, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate New York believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate New York does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate New York does not intend to make provisions for any such taxes. If Allstate New York is taxed on investment income or capital gains of the Variable Account, then Allstate New York may impose a charge against the Variable Account in order to make provision for such taxes.


TAXATION OF VARIABLE ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

.. the Contract Owner is a natural person,

.. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

.. Allstate New York is considered the owner of the Variable Account assets for federal income tax purposes.


NON-NATURAL OWNERS. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.


EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section.
 In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the beneficiary. A trust named beneficiary, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment, or 2) payment deferred up to five years from date of death.


DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate New York does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.


OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract


                                 80  PROSPECTUS
owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate New York does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.


TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.


TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.


TAXATION OF LEVEL MONTHLY VARIABLE ANNUITY PAYMENTS. You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.


WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.


DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

.. if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

.. if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

.. if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.


                                 81  PROSPECTUS
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TAXATION OF ANNUITY DEATH BENEFITS.  Death Benefit amounts are included in income as follows:

.. if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

.. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.


PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or becoming totally disabled,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made under an immediate annuity, or

.. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.


PARTIAL EXCHANGES. The IRS has issued a ruling that permits partial exchanges of annuity contracts. Under this ruling, if you take a withdrawal from a receiving or relinquishing annuity contract within 24 months of the partial exchange, then special aggregation rules apply for purposes of determining the taxable amount of a distribution. The IRS has issued limited guidance on how to aggregate and report these distributions. The IRS is expected to provide further guidance; as a result, it is possible that the amount we calculate and report to the IRS as taxable could be different. Your Contract may not permit partial exchanges.


TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.


AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate New York (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


INCOME TAX WITHHOLDING
Generally, Allstate New York is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate New York is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate New York as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non--


                                 82  PROSPECTUS
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resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

.. Individual Retirement Annuities (IRAs) under Code Section 408(b);

.. Roth IRAs under Code Section 408A;

.. Simplified Employee Pension (SEP IRA) under Code Section 408(k);

.. Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code Section
  408(p);

.. Tax Sheltered Annuities under Code Section 403(b);

.. Corporate and Self Employed Pension and Profit Sharing Plans under Code
  Section 401; and

.. State and Local Government and Tax-Exempt Organization Deferred Compensation
  Plans under Code Section 457.

Allstate New York reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate New York no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate New York can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Allstate New York does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.


TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED TAX QUALIFIED CONTRACT. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made to a beneficiary after the Contract Owner's death,

.. attributable to the Contract Owner being disabled, or

.. made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.


REQUIRED MINIMUM DISTRIBUTIONS. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount.
 These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract


                                 83  PROSPECTUS
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satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.


THE DEATH BENEFIT AND TAX QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Allstate New York reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.


PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM TAX QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or total disability,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made after separation from service after age 55 (does not apply to IRAs),

.. made pursuant to an IRS levy,

.. made for certain medical expenses,

.. made to pay for health insurance premiums while unemployed (applies only for IRAs),

.. made for qualified higher education expenses (applies only for IRAs)

.. made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and

.. from an IRA or attributable to elective deferrals under a 401(k) plan,
    403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, and before Dec. 31, 2007, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON TAX QUALIFIED CONTRACTS. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


INCOME TAX WITHHOLDING ON TAX QUALIFIED CONTRACTS. Generally, Allstate New York is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate New York is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

.. required minimum distributions, or,

.. a series of substantially equal periodic payments made over a period of at least 10 years, or,

.. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

.. hardship distributions.


                                 84  PROSPECTUS

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate New York is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate New York as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


CHARITABLE IRA DISTRIBUTIONS. The Pension Protection Act of 2006 Included a charitable giving incentive permitting tax-free IRA distributions for charitable purposes.

For distributions in tax years beginning after 2005 and before 2008, the Act provides an exclusion from gross income, up to $100,000, for otherwise taxable IRA distributions from a traditional or Roth IRA that are qualified charitable distributions. To constitute a qualified charitable distribution, the distribution must be made (1) directly by the IRA trustee to a certain qualified charitable organizations and (2) on or after the date the IRA owner attains age
70 1/2.   Distributions that are excluded from income under this provision are not taken into account in determining the individual's deduction, if any, for charitable contributions.

The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements for the new income tax exclusion added by the Pension Protection Act. As a result the general rules for reporting IRA distributions apply.


INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.


ROTH INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. For distributions after 2007, the Pension Protection Act of 2006 allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. An individual with adjusted gross income (AGI) of $100,000 or more won't be able to rollover amounts from an eligible retirement plan into a Roth IRA. Please note, however, that the $100,000 AGI limit will be eliminated for tax years beginning after December 31, 2009. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL

IRAS). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract


                                 85  PROSPECTUS
in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

  (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

  (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

  (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.


SIMPLIFIED EMPLOYEE PENSION IRA. Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2002 or later, then your plan is up to date. If your plan has a revision date prior to March 2002, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.


TAX SHELTERED ANNUITIES. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

.. attains age 59 1/2,

.. severs employment,

.. dies,

.. becomes disabled, or

.. incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate New York is directed to transfer some or all of the Contract Value to another 403(b) plan.
 Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).


CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS.


Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as "H.R.10" or "Keogh"). Such retirement plans may permit the purchase of annuity contracts. Allstate New York no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under Section 401(a): a qualified plan fiduciary or an annuitant owner.

.. A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

.. An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant's spouse (if applicable), which is consistent with the


                                 86  PROSPECTUS
required IRS language for qualified plans under Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION

PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Allstate New York no longer issues annuity contracts to employer sponsored qualified retirement plans.


                                 87  PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ADDITIONS, DELETIONS, OR SUBSTITUTIONS OF INVESTMENTS
--------------------------------------------------------------------------------
THE CONTRACTS
--------------------------------------------------------------------------------
  Purchase of Contracts
--------------------------------------------------------------------------------
  Tax-Free Exchanges (1035 Exchanges, Rollovers and Transfers)
--------------------------------------------------------------------------------
CALCULATION OF ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------
  Net Investment Factor
--------------------------------------------------------------------------------
CALCULATION OF VARIABLE INCOME PAYMENTS
--------------------------------------------------------------------------------
CALCULATION OF ANNUITY UNIT VALUES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
GENERAL MATTERS
--------------------------------------------------------------------------------
INCONTESTIBILITY
--------------------------------------------------------------------------------
SETTLEMENTS
--------------------------------------------------------------------------------
SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS
--------------------------------------------------------------------------------
  Tax Reserves
--------------------------------------------------------------------------------
EXPERTS
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.


                                 88  PROSPECTUS

APPENDIX A                                                           ALLSTATE
VARIABLE ANNUITIES
CONTRACT COMPARISON CHART

        FEATURE           ALLSTATE VARIABLE ANNUITY - B      ALLSTATE VARIABLE ANNUITY - L
-------------------------             SHARE                              SHARE
                         --------------------------------------------------------------------
FIXED ACCOUNT OPTIONS    - Standard Fixed Account Option   - Dollar Cost Averaging Fixed
                          with 1, 3, 5, and 7 year          Account Options with 3 to 6 month
                          Guarantee Periods                 Transfer Periods
                         - Dollar Cost Averaging Fixed     - Dollar Cost Averaging Fixed
                          Account Options with 3 to 6       Account Options with 7 to 12
                          month Transfer Periods            month Transfer Periods
                         - Dollar Cost Averaging Fixed
                          Account Options with 7 to 12
                          month Transfer Periods
                         --------------------------------------------------------------------
MORTALITY AND EXPENSE                 1.10%                              1.50%
RISK CHARGE
(BASE CONTRACT)
---------------------------------------------------------------------------------------------
WITHDRAWAL CHARGE               7/ 7/ 6/ 5/ 4/ 3/ 2                      7/ 6/ 5
(% OF PURCHASE
PAYMENT)
---------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------




                                 89  PROSPECTUS

APPENDIX B                                                             EXAMPLE
OF CALCULATION OF
INCOME PROTECTION BENEFIT
--------------------------------------------------------------------------------

Appendix B illustrates how we calculate the amount guaranteed under the Income Protection Benefit Option. Please remember that you are looking at an example only. Please also remember that the Income Protection Benefit Option may only be added to Income Plans 1 and/or 2, and only to those Income Plans for which you have selected variable income payments.

To illustrate the calculation of the amount guaranteed under the Income Protection Benefit Option, we assume the following:


Adjusted age of Annuitant on the Payout                        65
Start Date:
-------------------------------------------------------------------------------
Sex of Annuitant:                                            male
-------------------------------------------------------------------------------
Income Plan selected:                                           1
-------------------------------------------------------------------------------
Payment frequency:                                        monthly
Amount applied to variable income
payments under the Income Plan:                       $100,000.00





The example assumes that the withdrawal charge period has expired for all purchase payments. In accordance with the terms of the Contract, the following additional assumptions apply:

Assumed investment rate:              3%
-------------------------------------------------------------------------------
Guaranteed minimum variable income   85% of the initial variable amount income
 payment:                            value


STEP 1 - CALCULATION OF THE INITIAL VARIABLE AMOUNT INCOME VALUE:

Using the assumptions stated above, the initial monthly income payment is $5.49 per $1,000 applied to variable income payments under Income Plan 1. Therefore, the initial variable amount income value = $100,000 X $5.49/1000 = $549.00.

STEP 2 - CALCULATION OF THE AMOUNT GUARANTEED UNDER THE INCOME PROTECTION BENEFIT OPTION:

Guaranteed minimum variable income payment = 85% X initial variable amount income value = 85% X $549.00 = $466.65.

STEP 3 - ILLUSTRATION OF THE EFFECT OF THE MINIMUM PAYMENT GUARANTEE UNDER THE INCOME PROTECTION BENEFIT OPTION:

If in any month your variable income payments would fall below the amount guaranteed under the Income Protection Benefit Option, your payment for that month will equal the guaranteed minimum variable income payment. For example, you would receive $466.65 even if the amount of your monthly income payment would have been less than that as a result of declining investment experience. On the other hand, if your monthly income payment is greater than the minimum guaranteed $466.65, you would receive the greater amount.


                                 90  PROSPECTUS

APPENDIX C                                                    WITHDRAWAL
ADJUSTMENT EXAMPLE
- INCOME BENEFITS*
--------------------------------------------------------------------------------

Issue Date: January 1, 2003



Initial Purchase Payment: $50,000

                                                                                                            Income Benefit Amount
                                                                                                           -----------------------

                                                         Beginning                Contract      Maximum
                                        Type of          Contract   Transaction  Value After  Anniversary            5%
             Date                      Occurrence          Value      Amount     Occurrence      Value          Roll-Up Value
----------------------------------------------------------------------------------------------------------------------------------
            1/1/04                Contract Anniversary    $55,000           _      $55,000      $55,000            $52,500
----------------------------------------------------------------------------------------------------------------------------------
            7/1/04                Partial Withdrawal      $60,000     $15,000      $45,000      $41,250            $40,176
----------------------------------------------------------------------------------------------------------------------------------


The following shows how we compute the adjusted income benefits in the example above. Please note that the withdrawal adjustment reduces the Maximum Anniversary Value by the same proportion as the withdrawal reduces the Contract Value. The withdrawal adjustment reduces the 5% Roll-Up Value part dollar-for-dollar and part proportionally.



-------------------------------------------------------------------------------

MAXIMUM ANNIVERSARY VALUE INCOME BENEFIT
-------------------------------------------------------------------------------
Partial Withdrawal Amount                              (a)             $15,000
-------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial            (b)             $60,000
Withdrawal
-------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately             (c)             $55,000
Prior to Partial Withdrawal
-------------------------------------------------------------------------------
Withdrawal Adjustment                             [(a)/(b)]*(c)        $13,750
-------------------------------------------------------------------------------
Adjusted Income Benefit                                                $41,250
-------------------------------------------------------------------------------

5% ROLL-UP VALUE INCOME BENEFIT
-------------------------------------------------------------------------------
Partial Withdrawal Amount                              (a)             $15,000
-------------------------------------------------------------------------------
STEP 1 - DOLLAR FOR DOLLAR PORTION
-------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial            (b)             $60,000
Withdrawal
-------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately
Prior to Partial Withdrawal (assumes half              (c)             $53,786
years worth of interest on $52,500)
-------------------------------------------------------------------------------
Partial Withdrawal Amount (Corridor = 5% of            (d)             $ 2,625
Roll-Up Value on 1/1/04)
-------------------------------------------------------------------------------
Dollar for Dollar Withdrawal Adjustment
(discounted for a half year's worth of        (e) = (d) * 1.05 ^-0.5   $ 2,562
interest)
-------------------------------------------------------------------------------
Contract Value After Step 1                     (b/'/)= (b) - (d)      $57,375
-------------------------------------------------------------------------------
Adjusted Income Benefit After Step 1            (c/'/) = (c) - (e)     $51,224
-------------------------------------------------------------------------------
STEP 2 - PROPORTIONAL PORTION
-------------------------------------------------------------------------------
Partial Withdrawal Amount                       (a/'/) = (a) - (d)     $12,375
-------------------------------------------------------------------------------
Proportional Adjustment                         (a/'/) / (b/'/) *      $11,048
                                                      (c/'/)
-------------------------------------------------------------------------------
Contract Value After Step 2                                            $45,000
-------------------------------------------------------------------------------
Adjusted Income Benefit After Step 2                                   $40,176
-------------------------------------------------------------------------------



 * For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for both Contracts, net of applicable fees and charges. Actual income benefit amounts will differ due to the different fees and charges under each Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.


                                 91  PROSPECTUS

APPENDIX D                                                    WITHDRAWAL
ADJUSTMENT EXAMPLE
- DEATH BENEFITS*
--------------------------------------------------------------------------------

Issue Date: January 1, 2007



Initial Purchase Payment: $50,000

                                                                                                          Death Benefit Amount
                                                                                                       ----------------------------

                                                                  Beginning                Contract      Purchase        Maximum
                                             Type of              Contract   Transaction  Value After  Payment Value   Anniversary
             Date                          Occurrence               Value      Amount     Occurrence                      Value
-----------------------------------------------------------------------------------------------------------------------------------
1/1/2008                              Contract Anniversary         $55,000           _      $55,000       $50,000        $55,000
-----------------------------------------------------------------------------------------------------------------------------------
7/1/2008                               Partial Withdrawal          $60,000     $15,000      $45,000       $37,500        $41,250
-----------------------------------------------------------------------------------------------------------------------------------


The following shows how we compute the adjusted death benefits in the example above. Please note that the withdrawal adjustment reduces the Purchase Payment Value and the Maximum Anniversary Value by the same proportion as the withdrawal reduces the Contract Value.


-------------------------------------------------------------------------------
PURCHASE PAYMENT VALUE DEATH BENEFIT
-------------------------------------------------------------------------------
Partial Withdrawal Amount                            (a)               $15,000
-------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial          (b)               $60,000
Withdrawal
-------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to   (c)               $50,000
Partial Withdrawal
-------------------------------------------------------------------------------
Withdrawal Adjustment                                [(a)/(b)] * (c)   $12,500
-------------------------------------------------------------------------------
Adjusted Death Benefit                                                 $37,500
-------------------------------------------------------------------------------

MAV DEATH BENEFIT
-------------------------------------------------------------------------------
Partial Withdrawal Amount                            (a)               $15,000
-------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial          (b)               $60,000
Withdrawal
-------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to   (c)               $55,000
Partial Withdrawal
-------------------------------------------------------------------------------
Withdrawal Adjustment                                [(a)/(b)]*(c)     $13,750
-------------------------------------------------------------------------------
Adjusted Death Benefit                                                 $41,250
-------------------------------------------------------------------------------



 * For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for both Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.




                                 92  PROSPECTUS

APPENDIX E
WITHDRAWAL ADJUSTMENT EXAMPLE
- TRUERETURN ACCUMULATION BENEFIT*
--------------------------------------------------------------------------------

Issue Date: January 2, 2007



Initial Purchase Payment: $50,000

Initial Benefit Base: $50,000


                                                     Beginning                Contract
                                    Type of          Contract   Transaction  Value After
           Date                    Occurrence          Value      Amount     Occurrence    Benefit Base
--------------------------------------------------------------------------------------------------------
1/2/2008                      Contract Anniversary    $55,000           _      $55,000       $50,000
--------------------------------------------------------------------------------------------------------
7/2/2008                       Partial Withdrawal     $60,000     $15,000      $45,000       $37,500
--------------------------------------------------------------------------------------------------------


The following shows how we compute the adjusted Benefit Bases in the example above. Please note that the withdrawal adjustment reduces the Benefit Base by the same proportion as the withdrawal reduces the Contract Value.


--------------------------------------------------------------------------------------------------
BENEFIT BASE
--------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                 (a)             $15,000
--------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                    (b)             $60,000
--------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial                (c)             $50,000
Withdrawal
--------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                               [(a)/(b)] * (c)       $12,500
--------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                    $37,500
--------------------------------------------------------------------------------------------------



 * For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values, net of applicable fees and charges for all Contracts. Actual Contract Values will differ due to the different fees and charges under each Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.


                                 93  PROSPECTUS

APPENDIX F
SUREINCOME WITHDRAWAL BENEFIT OPTION
CALCULATION EXAMPLES
--------------------------------------------------------------------------------

Example 1:  Assume you purchase an Allstate Variable Annuity contract with a
----------
$100,000 initial purchase payment and add the SureIncome Option at issue.

Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.

Your Benefit Payment is $8,000, which is 8% of your initial purchase payment.

Your Benefit Payment Remaining for this Benefit Year is $8,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.

Example 2:  Assume Example 1 is continued and an additional purchase payment of
----------
$40,000 is made in the first Benefit Year.

The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $11,200, which is your prior Benefit Payment
 ($8,000) plus 8% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $11,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($8,000) plus 8% of your additional purchase payment ($40,000).

Example 3:  Assume Example 1 is continued and a withdrawal of $8,000 is made
----------
during the first Benefit Year.

The Benefit Base is reduced to $92,000, which is your prior Benefit Base ($100,000) less your withdrawal ($8,000).

The Benefit Payment is unchanged and remains $8,000.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($8,000) less your withdrawal ($8,000).

Example 4:  Assume example 1 is continued and a withdrawal of $25,000 is made
----------
during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000)=$75,000.

The Benefit Payment remains $8,000, determined by the following calculation: the lesser of ($8,000) and (8% X ($130,000-$25,000))=$8,000

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.

Example 5:  Assume example 3 is continued and an additional withdrawal of $5,000
----------
is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000)=$55,000.

The Benefit Payment is reduced to $4,400, determined by the following formula: the lesser of ($8,000) and ((8% X ($60,000-$5,000))=$4,400.

The Benefit Payment Remaining is unchanged at $0.

Example 6: Assume example 5 is continued and an additional Purchase Payment of
----------
40,000 is made in the same year (the first Benefit Year).

The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $7,600, which is your prior Benefit Payment
 ($4,400) plus 8% of your additional purchase payment ($40,000).


                                 94  PROSPECTUS

 The Benefit Payment Remaining is increased to $3,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 8% of your additional purchase payment ($40,000).

Example 7: Assume example 6 is continued and an additional withdrawal of $3,200
----------
is taken in the same year (the first Benefit Year).

The Benefit Base is reduced to $91,800, which is your prior Benefit Base ($95,000) less your withdrawal ($3,200).

The Benefit Payment is unchanged and remains $7,600.

The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($3,200) less your withdrawal ($3,200).




                                 95  PROSPECTUS

APPENDIX G
SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION
CALCULATION EXAMPLES
--------------------------------------------------------------------------------

Example 1:  Assume you purchase an Allstate Variable Annuity contract with a
----------
$100,000 initial purchase payment and add the SureIncome Plus Option at issue.



Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.

Your SureIncome ROP Death Benefit is $100,000, which is your initial purchase payment of $100,000.

Your Benefit Payment is $8,000, which is 8% of your initial purchase payment.

Your Benefit Payment Remaining for this Benefit Year is $8,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.



Example 2:  Assume Example 1 is continued and an additional purchase payment of
----------
$40,000 is made in the first Benefit Year.



The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $140,000, which is your prior SureIncome ROP Death Benefit ($100,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $11,200, which is your prior Benefit Payment
 ($8,000) plus 8% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $11,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($8,000) plus 8% of your additional purchase payment ($40,000).



Example 3:  Assume Example 1 is continued and a withdrawal of $8,000 is made
----------
during the first Benefit Year.



The Benefit Base is reduced to $92,000, which is your prior Benefit Base ($100,000) less your withdrawal ($8,000).

The SureIncome ROP Death Benefit is reduced to $92,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($8,000).

The Benefit Payment is unchanged and remains $8,000.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($8,000) less your withdrawal ($8,000).



Example 4:  Assume Example 1 is continued and a withdrawal of $25,000 is made
----------
during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.



The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000)=$75,000.

The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000)=$75,000.

The Benefit Payment remains $8,000, determined by the following calculation: the lesser of ($8,000) and (8% X ($130,000-$25,000))=$8,000


                                 96  PROSPECTUS

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.



Example 5:  Assume Example 3 is continued and an additional withdrawal of $5,000
----------
is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.



The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000)=$55,000.

The SureIncome ROP Death Benefit is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000)=$55,000.

The Benefit Payment is reduced to $4,400, determined by the following formula: the lesser of ($8,000) and ((8% X ($60,000-$5,000))=$4,400.

The Benefit Payment Remaining is unchanged at $0.



Example 6:  Assume Example 5 is continued and an additional Purchase Payment of
----------
40,000 is made in the same year (the first Benefit Year).



The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $95,000, which is your prior SureIncome ROP Death Benefit ($55,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $7,600, which is your prior Benefit Payment
 ($4,400) plus 8% of your additional purchase payment ($40,000).

 The Benefit Payment Remaining is increased to $3,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 8% of your additional purchase payment ($40,000).



Example 7:  Assume Example 6 is continued and an additional withdrawal of $3,200
----------
is taken in the same year (the first Benefit Year).



The Benefit Base is reduced to $91,800, which is your prior Benefit Base ($95,000) less your withdrawal ($3,200).

The SureIncome ROP Death Benefit is reduced to $91,800, which is your prior SureIncome ROP Death Benefit ($95,000) less your withdrawal ($3,200).

The Benefit Payment is unchanged, because the amount withdrawn does not exceed the Benefit Payment Remaining, and remains $7,600.

The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($3,200) less your withdrawal ($3,200).



Example 8:  Assume Example 1 is continued and on the first Contract Anniversary
----------
the Contract Value prior to deduction of annual fees is $160,000.



The SureIncome Plus Option Fee is $650, which is 0.65% X the Benefit Base ($100,000) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $159,350, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome Plus Option Fee is the only annual fee applicable).


                                 97  PROSPECTUS

The Benefit Base is increased to $159,350, which is the greater of your current Benefit Base ($100,000) and the final Contract Value on the Contract Anniversary ($159,350).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is increased to $12,748, which is the greater of your current Benefit Payment ($8,000) and 8% X the final Contract Value on the Contract Anniversary ($159,350).

The Benefit Payment Remaining is updated to $12,748, which is the Benefit Payment on the Contract Anniversary.



Example 9:  Assume Example 8 is continued, no withdrawals or purchase payments
----------
are applied during the second Contract Year and on the second Contract Anniversary the Contract Value prior to deduction of annual fees is $60,000.



The SureIncome Plus Option Fee is $1,035.78, which is 0.65% X the Benefit Base ($159,350) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $58,964.22, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome Plus Option Fee is the only annual fee applicable).

The Benefit Base remains $159,350, which is the greater of your current Benefit Base ($159,350) and the final Contract Value on the Contract Anniversary ($58,964.22).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is remains $12,748, which is the greater of your current Benefit Payment $12,748 and 8% X the final Contract Value on the Contract Anniversary ($58,964.22).

The Benefit Payment Remaining is updated to $12,748, which is the Benefit Payment on the Contract Anniversary.


                                 98  PROSPECTUS

APPENDIX H
SUREINCOME FOR LIFE WITHDRAWAL BENEFIT OPTION
CALCULATION EXAMPLES
--------------------------------------------------------------------------------

Example 1:  Assume you purchase an Allstate Variable Annuity contract with
----------
$100,000 initial purchase payment, are attained age 55 at issue, and add the SureIncome For Life Option at issue (you are the SureIncome Covered Life).



Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.

Your SureIncome ROP Death Benefit is $100,000, which is your initial purchase payment of $100,000.

Your Benefit Payment is $4,000, which is 4% of your initial purchase payment.

Your Benefit Payment Remaining for this Benefit Year is $4,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.



Note: The Benefit Payment remains $4,000 until you turn age 60 (as long as the Contract Value on any of the prior Contract Anniversaries have not caused any of the guarantees under the Option to be updated). At that point, if no withdrawals have been taken, your Benefit Payment & Benefit Payment Remaining are updated to 5% X current Benefit Base ($5,000 = 5% X $100,000, assuming your Benefit Base is still $100,000).



Example 2:  Assume Example 1 is continued and an additional purchase payment of
----------
$40,000 is made in the first Benefit Year.



The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $140,000, which is your prior SureIncome ROP Death Benefit ($100,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $5,600, which is your prior Benefit Payment
 ($4,000) plus 4% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $5,600, which is your prior Benefit Payment Remaining ($4,000) plus 4% of your additional purchase payment ($40,000).



Note: The Benefit Payment remains $5,600 until you turn age 60 (for the purposes of this example it is assumed the maximum anniversary value on any of the prior Contract Anniversaries has not increased the Benefit Payment). At that point, if no withdrawals have been taken, your Benefit Payment & Benefit Payment Remaining are updated to 5% X current Benefit Base ($7,000 = 5% X $140,000, assuming your Benefit Base is still $140,000).



Example 3a:  Assume Example 1 is continued and the first withdrawal, equal to
-----------
$4,000, is made during the first Benefit Year.



The Benefit Base is reduced to $96,000, which is your prior Benefit Base ($100,000) less your withdrawal ($4,000).

The SureIncome ROP Death Benefit is reduced to $96,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($4,000).

The Benefit Payment is unchanged and remains $4,000.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($4,000) less your withdrawal ($4,000).




                                 99  PROSPECTUS

Note: The Withdrawal Benefit Factor is locked at 4% because the age at first withdrawal is age 55.



Example 3b:  Assume Example 1 is continued and the first withdrawal, equal to
-----------
$5,000, is made during the sixth Benefit Year and you have attained age 60 (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries).



The Benefit Base is reduced to $95,000, which is your prior Benefit Base ($100,000) less your withdrawal ($5,000).

The SureIncome ROP Death Benefit is reduced to $95,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($5,000).

Because the first withdrawal occurs at attained age 60, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 5% X current Benefit Base (5% X $100,000 = $5,000).

The Benefit Payment remains $5,000 after withdrawal.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($5,000) less your withdrawal ($5,000).



Note: The Withdrawal Benefit Factor is locked at 5% because the age at first withdrawal is age 60.



Example 3c:  Assume Example 1 is continued and the first withdrawal, equal to
-----------
$6,000, is made during the sixteenth Benefit Year and you have attained age 70 (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries).



The Benefit Base is reduced to $94,000, which is your prior Benefit Base ($100,000) less your withdrawal ($6,000).

The SureIncome ROP Death Benefit is reduced to $94,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($6,000).

Because the first withdrawal occurs at attained age 70, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 6% X current Benefit Base (6% X $100,000 = $6,000).

The Benefit Payment remains $6,000 after withdrawal.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($6,000) less your withdrawal ($6,000).



Note: The Withdrawal Benefit Factor is locked at 6% because the age at first withdrawal is age 70.



Example 4a:  Assume Example 1 is continued and a withdrawal of $25,000 is made
-----------
during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.



The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000)=$75,000.

The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000)=$75,000.

The Benefit Payment is reduced to $3,000, determined by the following calculation: the lesser of ($4,000) and (4% X $75,000)=$3,000.

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.




                                100  PROSPECTUS

Note: The Withdrawal Benefit Factor is locked at 4% because the age at first withdrawal is age 55.



Example 4b:  Assume Example 1 is continued and a withdrawal of $25,000 is made
-----------
during the sixth Benefit Year (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries).
 Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.



The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000)=$75,000.

The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000)=$75,000.

Because the first withdrawal occurs at attained age 60, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 5% X current Benefit Base prior to the withdrawal (5% X $100,000 = $5,000).

The Benefit Payment is reduced to $3,750, determined by the following calculation: the lesser of ($5,000) and (5% X $75,000)=$3,750.

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.



Note: The Withdrawal Benefit Factor is locked at 5% because the age at first withdrawal is age 60.



Example 5:  Assume Example 3a is continued and an additional withdrawal of
----------
$5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.



The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($96,000 - $5,000)=$55,000.

The SureIncome ROP Death Benefit is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($96,000 - $5,000)=$55,000.

The Benefit Payment is reduced to $2,200, determined by the following formula: the lesser of ($4,000) and (4% X $55,000)=$2,200.



Example 6:  Assume Example 5 is continued and an additional Purchase Payment of
----------
40,000 is made in the same year (the first Benefit Year).



The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $95,000, which is your prior SureIncome ROP Death Benefit ($55,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $3,800, which is your prior Benefit Payment
 ($2,200) plus 4% of your additional purchase payment ($40,000).

 The Benefit Payment Remaining is increased to $1,600, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 4% of your additional purchase payment ($40,000).



Example 7: Assume Example 6 is continued and an additional withdrawal of $1,600
----------
is taken in the same year (the first Benefit Year).


                                101  PROSPECTUS

The Benefit Base is reduced to $93,400, which is your prior Benefit Base ($95,000) less your withdrawal ($1,600).

The SureIncome ROP Death Benefit is reduced to $93,400, which is your prior SureIncome ROP Death Benefit ($95,000) less your withdrawal ($1,600).

The Benefit Payment is unchanged and remains $3,800.

The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($1,600) less your withdrawal ($1,600).



Example 8:  Assume Example 1 is continued and on the first Contract Anniversary
----------
the Contract Value prior to deduction of annual fees is $160,000.



The SureIncome For Life Option Fee is $650, which is 0.65% X the Benefit Base ($100,000) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $159,350, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome For Life Option Fee is the only annual fee applicable).

The Benefit Base is increased to $159,350, which is the greater of your current Benefit Base ($100,000) and the final Contract Value on the Contract Anniversary ($159,350).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is increased to $6,374, which is the greater of your current Benefit Payment ($4,000) and 4% of the final Contract Value on the Contract Anniversary ($159,350).

The Benefit Payment Remaining is updated to $6,374, which is the Benefit Payment on the Contract Anniversary.



Note: The Benefit Payment remains $6,374 until you turn age 60 (for the purposes of this example it is assumed the maximum anniversary value on any of the prior
Contract Anniversaries has not increased the Benefit Payment).   At that point,
if no withdrawals have been taken, your Benefit Payment and Benefit Payment Remaining are updated to 5% X current Benefit Base ($7,967.50 = 5% X $159,350, assuming your Benefit Base is still $159,350).



Example 9:  Assume Example 8 is continued, no withdrawals or purchase payments
----------
are applied during the second Contract Year and on the second Contract Anniversary the Contract Value prior to deduction of annual fees is $60,000.



The SureIncome For Life Option Fee is $1,035.78, which is 0.65% X the Benefit Base ($159,350) prior to updating for the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $58,964.22, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome For Life Option Fee is the only annual fee applicable).

The Benefit Base is remains $159,350, which is the greater of your current Benefit Base ($159,350) and the final Contract Value on the Contract Anniversary ($58,964.22).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is remains $6,374, which is the greater of your current Benefit Payment $6,374 and 4% X the final Contract Value on the Contract Anniversary ($58,964.22).

The Benefit Payment Remaining is updated to $6,374, which is the Benefit Payment on the Contract Anniversary.


                                102  PROSPECTUS

APPENDIX I- ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------

Appendix I presents the Accumulation Unit Values and number of Accumulation Units outstanding for each Variable Sub-Account since the Variable Sub-Accounts were first offered under the Contracts. This Appendix includes Accumulation Unit Values representing the highest and lowest available combinations of Contract charges that affect Accumulation Unit Values for each Contract.

In addition, no Accumulation Unit Values are shown for Contracts with administrative expense charges of 0.30% which applies to Contracts purchased on or after January 1, 2005 and prior to October 17, 2005; effective October 17, 2005 and thereafter, the administrative expense charge applied to such Contracts is 0.19%.


ALLSTATE VARIABLE ANNUITY-B SHARE CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (BASIC CONTRACT)
--------------------------------------------------------------------------------

* The Allstate Variable Annuity - B Share Contracts and all of the Variable Sub-Accounts shown below were first offered under the Allstate Variable Annuity
- B Share Contracts on July 1, 2003, except for the AIM V.I. Mid Cap Core Equity
- Series II Sub-Account, FTVIP Franklin High Income Securities - Class 2 Sub-Account, FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Mutual Shares Securities - Class 2 Sub-Account, and FTVIP Templeton Foreign Securities - Class 2 Sub-Account, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein VPS International Value - Class B Sub-Account, the AllianceBernstein VPS Utility Income - Class B Sub-Account, the AllianceBernstein VPS Value - Class B Sub-Account, the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, the Fidelity VIP Growth & Income - Service Class 2 Sub-Account, the Fidelity VIP High Income - Service Class 2 Sub-Account, the Fidelity VIP Mid Cap - Service Class 2 Sub-Account, the FTVIP Franklin Flex Cap Growth Securities - Class 2 Sub-Account, the FTVIP Mutual Discovery Securities - Class 2 Sub-Account, the Goldman Sachs VIT Structured Small Cap Equity Sub-Account, the Goldman Sachs VIT Structured U.S. Equity Sub-Account, the Goldman Sachs VIT Growth and Income Sub-Account, the Goldman Sachs VIT Mid Cap Value Sub-Account and the Putnam VT New Value - Class IB Sub-Account which were first offered under the Contracts on April 30, 2005, and theAIM V.I. Core Equity - Series II Sub-Account, the Fidelity VIP Money Market - Service Class 2 Sub-Account, the PIMCO VIT CommodityRealReturn Strategy - Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account, PIMCO VIT Real Return - Advisor Shares Sub-Account, PIMCO VIT Total Return - Advisor Shares Sub-Account and the Van Kampen UIF International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.10% and an administrative expense charge of 0.19%.

For the Years Beginning January 1 and Ending December 31,                   2003      2004      2005       2006
------------------------------------------------------------------------------------------------------------------
Sub-Accounts
------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity - Class Y Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.603  $ 12.234  $ 13.583   $ 16.455
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.234  $ 13.583  $ 16.455   $ 17.484
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  8,361    12,812    11,401     11,003
------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth - Class Y Sub-Account
----------------------------------------------------------------------------------------------          ----------
 Accumulation Unit Value, Beginning of Period                              $10.771  $ 12.260  $ 13.095   $ 13.619
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.260  $ 13.095  $ 13.619   $ 14.900
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  7,132    24,171    25,873     16,535
------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Equity - Class Y Sub-Account
----------------------------------------------------------------------------------------------          ----------
 Accumulation Unit Value, Beginning of Period                              $10.558  $ 11.884  $ 13.005   $ 15.136
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $11.884  $ 13.005  $ 15.136   $ 15.526
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      0    12,576    13,438     12,550
------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity - Class Y Sub-Account (1)
----------------------------------------------------------------------------------------------          ----------
 Accumulation Unit Value, Beginning of Period                              $10.567  $ 12.690  $ 14.090   $ 15.071
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.690  $ 14.090  $ 15.071   $ 19.322
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  7,993     8,048     8,058      8,077
------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage - Class Y Sub-Account(2)
----------------------------------------------------------------------------------------------          ----------
 Accumulation Unit Value, Beginning of Period                              $10.696  $ 12.603  $ 13.968   $ 14.677
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.603  $ 13.968  $ 14.677   $ 17.147
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  1,146     2,060     2,600      2,583
------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth - Class Y Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.832  $ 12.971  $ 14.679   $ 15.385
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.971  $ 14.679  $ 15.385   $ 18.468
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  6,322    14,676    16,974     18,083
------------------------------------------------------------------------------------------------------------------

                                 103 PROSPECTUS

Morgan Stanley VIS High Yield - Class Y Sub-Account(2)
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.383  $ 11.331  $ 12.255   $ 12.330
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $11.331  $ 12.255  $ 12.330   $ 13.268
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                    938     7,511     7,451      6,679
------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder - Class Y Sub-Account(2)
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.568  $ 11.666  $ 12.750   $ 13.430
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $11.666  $ 12.750  $ 13.430   $ 15.108
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  8,169    22,732    18,209     15,374
------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus - Class Y Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.177  $ 10.311  $ 10.694   $ 10.881
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $10.311  $ 10.694  $ 10.881   $ 11.315
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  6,323    47,122    65,115     63,195
------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration - Class Y Sub-Account (1)
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $ 9.996  $ 10.018  $ 10.005   $ 10.025
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $10.018  $ 10.005  $ 10.025   $ 10.295
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  8,721    32,908    46,178     42,074
------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market - Class Y Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $ 9.986  $  9.936  $  9.868   $  9.988
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $ 9.936  $  9.868  $  9.988   $ 10.289
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 46,406    67,837    62,024     61,144
------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index - Class Y Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.637  $ 12.114  $ 13.188   $ 13.596
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.114  $ 13.188  $ 13.596   $ 15.462
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 20,259    47,384    39,324     35,564
------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist - Class Y Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.660  $ 12.034  $ 13.080   $ 13.953
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.034  $ 13.080  $ 13.953   $ 15.805
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  4,029    14,055    13,057     12,723
------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities - Class Y Sub-Account(2)
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.902  $ 11.505  $ 13.660   $ 15.420
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $11.505  $ 13.660  $ 15.420   $ 18.270
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     95     4,435     6,373      6,178
------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account(2,3)
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.484  $ 11.319  $ 12.299   $ 13.614
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $11.319  $ 12.299  $ 13.614   $ 14.891
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  9,499    16,513    17,087     12,397
------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity, Class II Sub-Account (3)
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $11.207  $ 14.912  $ 18.105   $ 23.907
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $14.912  $ 18.105  $ 23.907   $ 32.371
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  1,002    14,031    14,986     12,537
------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income, Class II Sub-Account (3)
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.528  $ 11.622  $ 12.793   $ 13.561
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $11.622  $ 12.793  $ 13.561   $ 15.070
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                    388    23,125    27,716     27,333
------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class II Sub-Account(3)
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.487  $ 11.715  $ 12.423   $ 14.161
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $11.715  $ 12.423  $ 14.161   $ 14.512
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  7,497     8,309     8,293      8,010
------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Global Franchise, Class II Sub-Account (3)
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.557  $ 12.251  $ 13.637   $ 15.073
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.251  $ 13.637  $ 15.073   $ 18.080
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  2,027    29,646    36,880     34,066
------------------------------------------------------------------------------------------------------------------
Van Kampen UIF International Growth Equity, Class II Sub-Account(3)
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                   --        --        --   $ 10.000
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                         --        --        --   $ 10.761
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     --        --        --      1,442
------------------------------------------------------------------------------------------------------------------

                                 104 PROSPECTUS

Van Kampen UIF Mid Cap Growth, Class II Sub-Account(3)
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.000  $ 13.116  $ 15.727   $ 18.210
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $13.116  $ 15.727  $ 18.210   $ 19.618
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  5,911    26,737    31,551     23,978
------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Small Company Growth, Class II Sub-Account(3)
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $11.256  $ 13.621  $ 15.993   $ 17.821
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $13.621  $ 15.993  $ 17.821   $ 19.674
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  2,699     6,762     8,057      7,480
------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account(3)
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $11.145  $ 13.408  $ 15.158   $ 16.781
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $13.408  $ 15.158  $ 16.781   $ 19.981
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 12,451    22,931    32,625     22,495
------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate, Class II Sub-Account(3)
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.682  $ 12.785  $ 17.172   $ 19.791
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.785  $ 17.172  $ 19.791   $ 26.896
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  8,125    18,105    19,003     16,514
------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth, Class II Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.603  $ 12.864  $ 14.589   $ 16.001
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.864  $ 14.589  $ 16.001   $ 16.573
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  2,398     8,314     8,477      5,495
------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class II Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.901  $ 12.525  $ 14.519   $ 14.921
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.525  $ 14.519  $ 14.921   $ 17.092
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 30,983   137,218   148,901    126,516
------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth, Class II Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.639  $ 11.853  $ 12.493   $ 13.275
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $11.853  $ 12.493  $ 13.275   $ 13.448
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  6,122    27,144    26,837     25,403
------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income, Class II Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.801  $ 12.423  $ 13.994   $ 15.157
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.423  $ 13.994  $ 15.157   $ 17.352
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 17,188    59,708    72,476     60,821
------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II Sub-Account(2)
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $11.033  $ 12.322  $ 14.138   $ 14.713
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.322  $ 14.138  $ 14.713   $ 16.404
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 11,013    28,607    28,025     16,371
------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation - Series II Sub-Account(2)
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.632  $ 12.268  $ 12.876   $ 13.801
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.268  $ 12.876  $ 13.801   $ 14.449
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  2,053     4,489     4,885      2,699
------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity - Series II Sub-Account(4)
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                   --        --        --   $ 10.000
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                         --        --        --   $ 10.804
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     --        --         -          0
------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity - Series II Sub-Account(2)
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                   --  $ 10.000  $ 10.826   $ 11.463
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                         --  $ 10.826  $ 11.463   $ 12.559
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     --       782     2,748      2,336
------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income - Class B Sub-Account(2)
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.811  $ 12.313  $ 13.518   $ 13.957
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.313  $ 13,518  $ 13.957   $ 16.118
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  7,388    22,233    26,738     24,502
------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth - Class B Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.784  $ 12.479  $ 14.108   $ 15.547
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.479  $ 14.108  $ 15.547   $ 15.157
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                    271     5,075     5,918      4,465
------------------------------------------------------------------------------------------------------------------

                                 105 PROSPECTUS

AllianceBernstein VPS International Value - Class B Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                   --        --  $ 10.000   $ 11.902
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                         --        --  $ 11.902   $ 15.875
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     --        --     9,872      9,509
------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth - Class B Sub-Account(2)
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.305  $ 11.511  $ 12.311   $ 13.956
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $11.511  $ 12.311  $ 13.956   $ 13.688
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  2,538     8,736     9,294      7,523
------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Small/Mid Cap Value - Class B Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.996  $ 13.641  $ 16.034   $ 16.877
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $13.641  $ 16.034  $ 16.877   $ 19.026
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  9,717    20,270    25,291     23,848
------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Utility Income - Class B Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                   --        --  $ 10.000   $ 10.978
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                         --        --  $ 10.978   $ 13.383
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     --        --     1,365      2,890
------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Value - Class B Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                   --        --  $ 10.000   $ 10.757
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                         --        --  $ 10.757   $ 12.852
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     --        --         0          0
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                   --        --  $ 10.000   $ 11.917
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                         --        --  $ 11.917   $ 13.108
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     --        --    13,111      7,022
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income - Service Class 2 Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                   --        --  $ 10.000   $ 11.114
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                         --        --  $ 11.114   $ 12.382
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     --        --     4,076      7,094
------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income - Service Class 2 Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                   --        --  $ 10.000   $ 10.498
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                         --        --  $ 10.498   $ 11.506
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     --        --     1,069      2,868
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                   --        --  $ 10.000   $ 12.136
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                         --        --  $ 12.136   $ 13.466
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     --        --     1,233      3,701
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market - Service Class 2 Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                   --        --        --   $ 10.000
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                         --        --        --   $ 10.235
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     --        --        --      2,819
------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Flex Cap Growth Securities - Class 2 Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                   --        --  $ 10.000   $ 11.178
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                         --        --  $ 11.178   $ 11.608
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     --        --         0      2,426
------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities - Class 2 Sub-Account(2)
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                   --  $ 10.000  $ 10.717   $ 10.930
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                         --  $ 10.717  $ 10.930   $ 11.800
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     --    10,022    12,370     10,013
------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities - Class 2 Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                   --  $ 10.000  $ 11.263   $ 11.297
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                         --  $ 11.263  $ 11.297   $ 13.185
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     --    30,418    22,633     24,090
------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities - Class 2 Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                   --        --  $ 10.000   $ 11.405
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                         --        --  $ 11.405   $ 13.854
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     --        --         0          0
------------------------------------------------------------------------------------------------------------------

                                 106 PROSPECTUS

FTVIP Mutual Shares Securities - Class 2 Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                   --  $ 10.000  $ 10.974   $ 11.976
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                         --  $ 10.974  $ 11.976   $ 13.995
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     --    13,935    17,082     19,676
------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                   --  $ 10.000  $ 11.543   $ 12.553
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                         --  $ 11.543  $ 12.553   $ 15.049
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     --     2,317     9,796     10,910
------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                   --        --  $ 10.000   $ 10.546
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                         --        --  $ 10.546   $ 12.766
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     --        --     1,399      1,263
------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Sub-Account (1)
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                   --        --  $ 10.000   $ 11.401
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                         --        --  $ 11.401   $ 13.074
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     --        --         0        841
------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                   --        --  $ 10.000   $ 11.367
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                         --        --  $ 11.367   $ 12.598
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     --        --    13,135      2,650
------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured U.S. Equity Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                   --        --  $ 10.000   $ 11.295
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                         --        --  $ 11.295   $ 12.587
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     --        --     2,516      4,384
------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy - Advisor Shares Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                   --        --        --   $ 10.000
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                         --        --        --   $  9.517
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     --        --        --          0
------------------------------------------------------------------------------------------------------------------
PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                   --        --        --   $ 10.000
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                         --        --        --   $ 10.732
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     --        --        --          0
------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return - Advisor Shares Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                   --        --        --   $ 10.000
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                         --        --        --   $ 10.146
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     --        --        --          0
------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return - Advisor Shares Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                   --        --        --   $ 10.000
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                         --        --        --   $ 10.329
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     --        --        --      8,502
------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.566  $ 11.342  $ 12.114   $ 12.437
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $11.342  $ 12.114  $ 12.437   $ 13.740
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                    279     5,191     8,530      7,562
------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income - Class IB Sub-Account(2)
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.848  $ 12.318  $ 13.510   $ 14.034
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.318  $ 13.510  $ 14.034   $ 16.057
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                    661     2,129     1,624        817
------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity - Class IB Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.545  $ 12.688  $ 14.553   $ 16.118
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.688  $ 14.553  $ 16.118   $ 20.321
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  4,548     7,193     9,876      9,970
------------------------------------------------------------------------------------------------------------------
Putnam VT Investors - Class IB Sub-Account (5)
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.639  $ 12.184  $ 13.547   $ 14.550
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.184  $ 13.547  $ 14.550   $ 16.364
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      0         0         0          0
------------------------------------------------------------------------------------------------------------------

                                 107 PROSPECTUS

Putnam VT New Value - Class IB Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                   --        --  $ 10.000   $ 10.948
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                         --        --  $ 10.948   $ 12.538
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     --        --     2,240      5,055
------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager - Class IB Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.507  $ 11.752  $ 12.184   $ 12.712
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $11.752  $ 12.184  $ 12.712   $ 13.230
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  6,938     9,836     9,662      8,336
------------------------------------------------------------------------------------------------------------------


(1) May 1, 2006, the Goldman Sachs VIT Mid Cap Value Fund, Morgan Stanley VIS European Equity Portfolio - Class Y and Morgan Stanley VIS Limited Duration Portfolio - Class Y are no longer available for new investments. If you are currently invested in theVariable Sub-accounts that invest in these Portfolios you may continue your investments. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity - Series II Sub-Account, the AllianceBernstein VPS Growth and Income - Class B Sub-Account, the AllianceBernstein VPS Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income Securities - Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage - Class Y Sub-Account, the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the Van Kampen UIF Emerging Markets Debt, Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 1, 2006, the AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the AIM V. I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no
longer available for new investments.   If you are currently invested in this
Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.


                                108  PROSPECTUS

ALLSTATE VARIABLE ANNUITY - B SHARE CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (WITH THE MAV DEATH BENEFIT OPTION)
--------------------------------------------------------------------------------

* The Allstate Variable Annuity - B Share Contracts and all of the Variable Sub-Accounts shown below were first offered under the Allstate Variable Annuity
- B Share Contracts on July 1, 2003, except for the AIM V.I. Mid Cap Core Equity
- Series II Sub-Account, FTVIP Franklin High Income Securities - Class 2 Sub-Account, FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Mutual Shares Securities - Class 2 Sub-Account, and FTVIP Templeton Foreign Securities - Class 2 Sub-Account, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein VPS International Value - Class B Sub-Account, the AllianceBernstein VPS Utility Income - Class B Sub-Account, the AllianceBernstein VPS Value - Class B Sub-Account, the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, the Fidelity VIP Growth & Income - Service Class 2 Sub-Account, the Fidelity VIP High Income - Service Class 2 Sub-Account, the Fidelity VIP Mid Cap - Service Class 2 Sub-Account, the FTVIP Franklin Flex Cap Growth Securities - Class 2 Sub-Account, the FTVIP Mutual Discovery Securities - Class 2 Sub-Account, the Goldman Sachs VIT Structured Small Cap Equity Sub-Account, the Goldman Sachs VIT Structured U.S. Equity Sub-Account, the Goldman Sachs VIT Growth and Income Sub-Account, the Goldman Sachs VIT Mid Cap Value Sub-Account and the Putnam VT New Value - Class IB Sub-Account which were first offered under the Contracts on April 30, 2005, and the AIM V.I. Core Equity - Series II Sub-Account, Fidelity VIP Money Market - Service Class 2 Sub-Account, the PIMCO VIT CommodityRealReturn Strategy - Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account, PIMCO VIT Real Return - Advisor Shares Sub-Account, PIMCO VIT Total Return - Advisor Shares Sub-Account and the Van Kampen UIF International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.30% and an administrative expense charge of 0.19%.

For the Years Beginning January 1 and Ending December 31,                   2003      2004      2005       2006
------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNTS
------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity - Class Y Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.600  $ 12.217  $ 13.537   $ 16.366
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.217  $ 13.537  $ 16.366   $ 17.355
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 21,859    33,482    27,624     25,599
------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth - Class Y Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.768  $ 12.243  $ 13.051   $ 13.546
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.243  $ 13.051  $ 13.546   $ 14.790
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 18,824    48,596    49,591     37,482
------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Equity - Class Y Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.555  $ 11.868  $ 12.962   $ 15.054
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $11.868  $ 12.962  $ 15.054   $ 15.411
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 14,141    44,155    52,053     44,769
------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity - Class Y Sub-Account (1)
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.000  $ 12.673  $ 14.042   $ 14.990
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.673  $ 14.042  $ 14.990   $ 19.179
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  7,608    14,372    13,831     12,700
------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage - Class Y Sub-Account(2)
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.692  $ 12.586  $ 13.921   $ 14.598
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.586  $ 13.921  $ 14.598   $ 17.020
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  1,702     2,009     1,506      1,494
------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth - Class Y Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.828  $ 12.953  $ 14.630   $ 15.302
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.953  $ 14.630  $ 15.302   $ 18.331
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 12,547    36,192    36,871     36,020
------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield - Class Y Sub-Account(2)
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.379  $ 11.316  $ 12.214   $ 12.264
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $11.316  $ 12.214  $ 12.264   $ 13.170
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  9,710    26,960    33,193     23,485
------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder - Class Y Sub-Account(2)
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.564  $ 11.650  $ 12.707   $ 13.358
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $11.650  $ 12.707  $ 13.358   $ 14.996
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  4,040    12,460    18,355     13,261
------------------------------------------------------------------------------------------------------------------

                                 109 PROSPECTUS

Morgan Stanley VIS Income Plus - Class Y Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.172  $ 10.267  $ 10.658   $ 10.823
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $10.267  $ 10.658  $ 10.823   $ 11.231
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 23,048   106,044   130,411     86,533
------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration - Class Y Sub-Account (1)
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $ 9.993  $ 10.005  $  9.971   $  9.971
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $10.005  $  9.971  $  9.971   $ 10.218
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 30,506   100,040   116,647     79,784
------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market - Class Y Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $ 9.983  $  9.923  $  9.835   $  9.934
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $ 9.923  $  9.835  $  9.934   $ 10.213
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  7,542   107,452   133,923     96,978
------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index - Class Y Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.634  $ 12.097  $ 13.143   $ 13.522
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.097  $ 13.143  $ 13.522   $ 15.348
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 25,445    32,372    39,854     35,102
------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist - Class Y Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.656  $ 12.018  $ 13.036   $ 13.878
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.018  $ 13.036  $ 13.878   $ 15.688
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 14,129    20,868    20,037     18,408
------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities - Class Y Sub-Account(2)
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.898  $ 11.489  $ 13.614   $ 15.337
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $11.489  $ 13.614  $ 15.337   $ 18.135
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  6,843    16,553    16,741     13,805
------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account(2,3)
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.480  $ 11.304  $ 12.258   $ 13.541
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $11.304  $ 12.258  $ 13.541   $ 14.781
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  5,573    14,295    15,527     13,492
------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity, Class II Sub-Account (3)
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $11.204  $ 14.892  $ 18.044   $ 23.778
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $14.892  $ 18.044  $ 23.778   $ 32.131
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  5,766    16,262    14,755     15,590
------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income, Class II Sub-Account (3)
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.524  $ 11.606  $ 12.750   $ 13.488
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $11.606  $ 12.750  $ 13.488   $ 14.958
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  5,251    32,235    47,638     35,927
------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class II Sub-Account(3)
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.484  $ 11.698  $ 12.381   $ 14.085
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $11.698  $ 12.381  $ 14.085   $ 14.404
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  6,352    17,910    15,529     10,706
------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Global Franchise, Class II Sub-Account (3)
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.554  $ 12.234  $ 13.591   $ 14.992
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.234  $ 13.591  $ 14.992   $ 17.946
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  6,078    47,183    66,841     61,041
------------------------------------------------------------------------------------------------------------------
Van Kampen UIF International Growth Equity, Class II Sub-Account(3)
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                   --        --        --   $ 10.000
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                         --        --        --   $ 10.746
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     --        --        --          0
------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth, Class II Sub-Account(3)
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $11.044  $ 13.098  $ 15.674   $ 18.112
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $13.098  $ 15.674  $ 18.112   $ 19.473
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 11,372    18,054    26,779     25,323
------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Small Company Growth, Class II Sub-Account(3)
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $11.252  $ 13.603  $ 15.939   $ 17.725
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $13.603  $ 15.939  $ 17.725   $ 19.529
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 19,211    30,019    26,940     26,658
------------------------------------------------------------------------------------------------------------------

                                 110 PROSPECTUS

Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account(3)
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $11.141  $ 13.390  $ 15.107   $ 16.690
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $13.390  $ 15.107  $ 16.690   $ 19.833
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 32,683    71,262    75,793     66,344
------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate, Class II Sub-Account(3)
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.679  $ 12.768  $ 17.115   $ 19.685
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.768  $ 17.115  $ 19.685   $ 26.697
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  8,765    28,183    33,234     28,537
------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth, Class II Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $11.108  $ 12.846  $ 14.540   $ 15.915
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.846  $ 14.540  $ 15.915   $ 16.450
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 12,785    14,518    11,234     11,076
------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class II Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.898  $ 12.508  $ 14.470   $ 14.840
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.508  $ 14.470  $ 14.840   $ 16.966
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 99,741   218,173   264,570    212,615
------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth, Class II Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.636  $ 11.837  $ 12.451   $ 13.203
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $11.837  $ 12.451  $ 13.203   $ 13.348
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  6,911    18,319    25,563     23,187
------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income, Class II Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.798  $ 12.406  $ 13.947   $ 15.075
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.406  $ 13.947  $ 15.075   $ 17.224
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 21,488    64,455    77,809     73,002
------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II Sub-Account(2)
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $11.029  $ 12.905  $ 14.090   $ 14.634
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.905  $ 14.090  $ 14.634   $ 16.282
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 17,164    30,918    31,211     25,882
------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation - Series II Sub-Account(2)
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.629  $ 12.251  $ 12.833   $ 13.727
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.251  $ 12.833  $ 13.727   $ 14.342
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 10,637    16,005    12,554     12,501
------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity - Series II Sub-Account(4)
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                   --        --        --   $ 10.000
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                         --        --        --   $ 10.790
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     --        --        --      8,466
------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity - Series II Sub-Account(2)
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                   --  $ 10.000  $ 10.811   $ 11.425
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                         --  $ 10.811  $ 11.425   $ 12.491
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     --    10,039    11,864     10,973
------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income - Class B Sub-Account(2)
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.808  $ 12.296  $ 13.472   $ 13.882
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.296  $ 13.472  $ 13.882   $ 15.999
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 23,890    40,942    45,067     31,734
------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth - Class B Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.780  $ 12.462  $ 14.061   $ 15.463
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.462  $ 14.061  $ 15.463   $ 15.045
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  9,700    17,530    45,589     40,117
------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS International Value - Class B Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                   --        --  $ 10.000   $ 11.886
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                         --        --  $ 11.886   $ 15.822
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     --        --     3,803      5,917
------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth - Class B Sub-Account(2)
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.301  $ 11.496  $ 12.269   $ 13.881
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $11.496  $ 12.269  $ 13.881   $ 13.587
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                    471     1,431     1,260      1,381
------------------------------------------------------------------------------------------------------------------

                                 111 PROSPECTUS

AllianceBernstein VPS Small/Mid Cap Value - Class B Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.992  $ 13.623  $ 15.980   $ 16.787
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $13.623  $ 15.980  $ 16.787   $ 18.886
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 25,400    44,718    54,411     48,498
------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Utility Income - Class B Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                   --        --  $ 10.000   $ 10.963
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                         --        --  $ 10.963   $ 13.338
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     --        --       785      1,407
------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Value - Class B Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                   --        --  $ 10.000   $ 10.742
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                         --        --  $ 10.742   $ 12.808
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     --        --       112        106
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                   --        --  $ 10.000   $ 11.901
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                         --        --  $ 11.901   $ 13.064
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     --        --    19,690     32,364
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income - Service Class 2 Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                   --        --  $ 10.000   $ 11.099
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                         --        --  $ 11.099   $ 12.340
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     --        --       965        901
------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income - Service Class 2 Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                   --        --  $ 10.000   $ 10.484
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                         --        --  $ 10.484   $ 11.467
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     --        --     2,865      8,554
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                   --        --  $ 10.000   $ 12.120
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                         --        --  $ 12.120   $ 13.420
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     --        --     7,414      8,437
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market - Service Class 2 Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                   --        --        --   $ 10.000
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                         --        --        --   $ 10.221
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     --        --        --          0
------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Flex Cap Growth Securities - Class 2 Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                   --        --  $ 10.000   $ 11.163
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                         --        --  $ 11.163   $ 11.569
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     --        --       590      4,453
------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities - Class 2 Sub-Account(2)
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                   --  $ 10.000  $ 10.703   $ 10.893
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                         --  $ 10.703  $ 10.893   $ 11.736
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     --    13,808    17,089     14,993
------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities - Class 2 Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                   --  $ 10.000  $ 11.248   $ 11.259
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                         --  $ 11.248  $ 11.259   $ 13.114
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     --    13,760    56,570     49,939
------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities - Class 2 Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                   --        --  $ 10.000   $ 11.389
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                         --        --  $ 11.389   $ 13.807
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     --        --         0          0
------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities - Class 2 Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                   --  $ 10.000  $ 10.959   $ 11.936
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                         --  $ 10.959  $ 11.936   $ 13.920
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     --     8,625    24,132     20,410
------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                   --  $ 10.000  $ 11.527   $ 12.511
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                         --  $ 11.527  $ 12.511   $ 14.968
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     --    17,834    43,276     37,902
------------------------------------------------------------------------------------------------------------------

                                 112 PROSPECTUS

Goldman Sachs VIT Growth and Income Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                   --        --  $ 10.000   $ 10.532
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                         --        --  $ 10.532   $ 12.723
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     --        --     1,324      1,271
------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Sub-Account (1)
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                   --        --  $ 10.000   $ 11.386
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                         --        --  $ 11.386   $ 13.029
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     --        --    14,862     14,285
------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                   --        --  $ 10.000   $ 11.352
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                         --        --  $ 11.352   $ 12.555
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     --        --     5,970     10,949
------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured U.S. Equity Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                   --        --  $ 10.000   $ 11.280
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                         --        --  $ 11.280   $ 12.545
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     --        --       220        161
------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy - Advisor Shares Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                   --        --        --   $ 10.000
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                         --        --        --   $  9.504
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     --        --        --        918
------------------------------------------------------------------------------------------------------------------
PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                   --        --        --   $ 10.000
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                         --        --        --   $ 10.717
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     --        --        --          0
------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return - Advisor Shares Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                   --        --        --   $ 10.000
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                         --        --        --   $ 10.132
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     --        --        --        734
------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return - Advisor Shares Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                   --        --        --   $ 10.000
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                         --        --        --   $ 10.314
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     --        --        --      4,935
------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.563  $ 11.326  $ 12.074   $ 12.370
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $11.326  $ 12.074  $ 12.370   $ 13.639
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  3,500     4,658     4,130      4,010
------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income - Class IB Sub-Account(2)
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.844  $ 12.301  $ 13.465   $ 13.958
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.301  $ 13.465  $ 13.958   $ 15.939
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  8,227    11,180    10,919     10,621
------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity - Class IB Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.542  $ 12.671  $ 14.504   $ 16.031
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.671  $ 14.504  $ 16.031   $ 20.171
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 15,235    30,071    30,905     28,446
------------------------------------------------------------------------------------------------------------------
Putnam VT Investors - Class IB Sub-Account (5)
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.636  $ 12.167  $ 13.501   $ 14.472
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.167  $ 13.501  $ 14.472   $ 16.243
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                    723         0         0          0
------------------------------------------------------------------------------------------------------------------
Putnam VT New Value - Class IB Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                   --        --  $ 10.000   $ 10.933
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                         --        --  $ 10.933   $ 12.496
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     --        --       227      1,885
------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager - Class IB Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.504  $ 11.736  $ 12.143   $ 12.643
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $11.736  $ 12.143  $ 12.643   $ 13.132
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 18,436    27,263    26,832     11,581
------------------------------------------------------------------------------------------------------------------



                                113  PROSPECTUS

(1) May 1, 2006, the Goldman Sachs VIT Mid Cap Value Fund, Morgan Stanley VIS European Equity Portfolio - Class Y and Morgan Stanley VIS Limited Duration Portfolio - Class Y are no longer available for new investments. If you are currently invested in theVariable Sub-accounts that invest in these Portfolios you may continue your investments. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity - Series II Sub-Account, the AllianceBernstein VPS Growth and Income - Class B Sub-Account, the AllianceBernstein VPS Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income Securities - Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage - Class Y Sub-Account, the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the Van Kampen UIF Emerging Markets Debt, Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 1, 2006, the AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the AIM V. I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no
longer available for new investments.   If you are currently invested in this
Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.


                                114  PROSPECTUS

ALLSTATE VARIABLE ANNUITY - L SHARE CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (BASIC CONTRACT)
--------------------------------------------------------------------------------

* The Allstate Variable Annuity - L Share Contracts and all of the Variable Sub-Accounts shown below were first offered under the Allstate Variable Annuity
- L Share Contracts on July 1, 2003, except for the AIM V.I. Mid Cap Core Equity
- Series II Sub-Account, FTVIP Franklin High Income Securities - Class 2 Sub-Account, FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Mutual Shares Securities - Class 2 Sub-Account, and FTVIP Templeton Foreign Securities - Class 2 Sub-Account, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein VPS International Value - Class B Sub-Account, the AllianceBernstein VPS Utility Income - Class B Sub-Account, the AllianceBernstein VPS Value - Class B Sub-Account, the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, the Fidelity VIP Growth & Income - Service Class 2 Sub-Account, the Fidelity VIP High Income - Service Class 2 Sub-Account, the Fidelity VIP Mid Cap - Service Class 2 Sub-Account, the FTVIP Franklin Flex Cap Growth Securities - Class 2 Sub-Account, the FTVIP Mutual Discovery Securities - Class 2 Sub-Account, the Goldman Sachs VIT Structured Small Cap Equity Sub-Account, the Goldman Sachs VIT Structured U.S. Equity Sub-Account, the Goldman Sachs VIT Growth and Income Sub-Account, the Goldman Sachs VIT Mid Cap Value Sub-Account and the Putnam VT New Value - Class IB Sub-Account which were first offered under the Contracts on April 30, 2005, and the AIM V.I. Core Equity - Series II Sub-Account, Fidelity VIP Money Market - Service Class 2 Sub-Account, the PIMCO VIT CommodityRealReturn Strategy - Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account, PIMCO VIT Real Return - Advisor Shares Sub-Account, PIMCO VIT Total Return - Advisor Shares Sub-Account and the Van Kampen UIF International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administrative expense charge of 0.19%.

For the Years Beginning January 1 and Ending December 31,                     2003     2004     2005       2006
---------------------------------------------------------------------------------------------------------------
SUB-ACCOUNTS
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity - Class Y Sub-Account
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.596  $12.201  $13.491   $16.278
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.201  $13.491  $16.278   $17.226
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  3,702    2,789    2,774     2,758
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth - Class Y Sub-Account
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.764  $12.227  $13.007   $13.473
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.227  $13.007  $13.473   $14.680
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                    218    2,178    2,626     2,584
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Equity - Class Y Sub-Account
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.551  $11.852  $12.918   $14.973
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $11.852  $12.918  $14.973   $15.297
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      0      896    2,087     1,584
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity - Class Y Sub-Account (1)
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.560  $12.656  $13.995   $14.909
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.656  $13.995  $14.909   $19.037
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  1,215    1,209    1,202     1,196
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage - Class Y Sub-Account(2)
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.689  $12.568  $13.874   $14.519
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.568  $13.874  $14.519   $16.894
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      0        0    4,216     2,449
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth - Class Y Sub-Account
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.825  $12.936  $14.580   $15.219
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.936  $14.580  $15.219   $18.195
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  2,344    3,625    5,667     5,426
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield - Class Y Sub-Account(2)
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.825  $12.936  $14.580   $15.219
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.936  $14.580  $15.219   $18.195
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  2,344    3,625    5,667     5,426
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder - Class Y Sub-Account(2)
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.376  $11.301  $12.172   $12.197
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $11.301  $12.172  $12.197   $13.072
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                    325    2,057    2,420     1,560
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus - Class Y Sub-Account
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               $10.561  $11.634  $12.664  $13.285
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     $11.634  $12.664  $13.285  $14.885
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     540      592   3,583       166
---------------------------------------------------------------------------------------------------------------

                                 115 PROSPECTUS

Morgan Stanley VIS Limited Duration - Class Y Sub-Account (1)
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.550  $14.925  $15.164   $9.917
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $14.925  $15.164  $14.939   $10.143
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      0        0        0    11,590
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market - Class Y Sub-Account
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $ 9.989  $ 9.991  $ 9.937   $ 9.917
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $ 9.991  $ 9.937  $ 9.917   $10.143
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  6,881   15,034   19,282    11,590
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index - Class Y Sub-Account
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $ 9.980  $ 9.909  $ 9.802   $ 9.881
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $ 9.909  $ 9.802  $ 9.881   $10.137
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                    677   12,045   20,598    12,449
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist - Class Y Sub-Account
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.630  $12.081  $13.099   $13.449
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.081  $13.099  $13.449   $15.234
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  1,681   23,728   27,053    27,314
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities - Class Y Sub-Account(2)
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.653  $12.001  $12.992   $13.803
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.001  $12.992  $13.803   $15.572
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      0    5,041    5,041     5,041
---------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account(2,3)
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.895  $11.474  $13.568   $15.254
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $11.474  $13.568  $15.254   $18.000
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      0      884      830        32
---------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity, Class II Sub-Account (3)
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.477  $11.288  $12.216   $13.468
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $11.288  $12.216  $13.468   $14.671
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     53      611    1,272       923
---------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income, Class II Sub-Account (3)
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $11.200  $14.872  $17.983   $23.650
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $14.872  $17.983  $23.650   $31.893
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  1,120    1,227    2,680     2,532
---------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class II Sub-Account(3)
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.521  $11.590  $12.707   $13.415
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $11.590  $12.707  $13.415   $14.847
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      0    8,235   14,654     8,712
---------------------------------------------------------------------------------------------------------------
Van Kampen UIF Global Franchise, Class II Sub-Account (3)
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.480  $11.683  $12.339   $14.009
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $11.683  $12.339  $14.009   $14.298
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                    224      330      330       330
---------------------------------------------------------------------------------------------------------------
Van Kampen UIF International Growth Equity, Class II Sub-Account(3)
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                                          $10.000
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                                                $10.731
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                              3,800
---------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth, Class II Sub-Account(3)
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $11.041  $13.080  $15.621   $18.015
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $13.080  $15.621  $18.015   $19.329
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  2,168    3,196    3,550     4,794
---------------------------------------------------------------------------------------------------------------
Van Kampen UIF Small Company Growth, Class II Sub-Account(3)
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $11.249  $13.584  $15.885   $17.630
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $13.584  $15.885  $17.630   $19.384
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  1,755    2,274    3,616     2,205
---------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account(3)
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $11.138  $13.372  $15.056   $16.600
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $13.372  $15.056  $16.600   $19.686
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                    733   19,684   21,886    18,954
---------------------------------------------------------------------------------------------------------------

                                 116 PROSPECTUS

Van Kampen UIF U.S. Real Estate, Class II Sub-Account(3)
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.675  $12.750  $17.057   $19.578
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.750  $17.057  $19.578   $26.499
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  1,235    2,782    4,528     3,379
---------------------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth, Class II Sub-Account
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $11.104  $12.829  $14.490   $15.829
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.829  $14.490  $15.829   $16.329
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  2,632    2,805    4,829     3,740
---------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class II Sub-Account
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.894  $12.491  $14.421   $14.760
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.491  $14.421  $14.760   $16.840
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  5,537   22,972   49,708    32,072
---------------------------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth, Class II Sub-Account
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.632  $11.821  $12.409   $13.132
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $11.821  $12.409  $13.132   $13.249
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  4,991    4,911    5,587     5,610
---------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income, Class II Sub-Account
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.794  $12.390  $13.900   $14.994
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.390  $13.900  $14.994   $17.096
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  2,241    5,336   10,660     8,956
---------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II Sub-Account(2)
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.026  $12.887  $14.042   $14.555
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.887  $14.042  $14.555   $16.162
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  4,824    6,689   16,170     9,761
---------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation - Series II Sub-Account(2)
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.625  $12.234  $12.789   $13.652
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.234  $12.789  $13.652   $14.235
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      0    1,781    1,701     1,721
---------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity - Series II Sub-Account(4)
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                   --       --       --   $10.000
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                         --       --       --   $10.775
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     --       --       --     2,976
---------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity - Series II Sub-Account(2)
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                   --  $10.000  $10.797   $11.386
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                         --  $10.797  $11.386   $12.424
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     --    1,208    2,441     2,434
---------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income - Class B Sub-Account(2)
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.804  $12.279  $13.427   $13.807
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.279  $13.427  $13.807   $15.880
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  1,474      691    2,197     1,867
---------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth - Class B Sub-Account
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.777  $12.446  $14.013   $15.380
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.446  $14.013  $15.380   $14.933
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     67      861    3,975     3,020
---------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS International Value - Class B Sub-Account
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                   --       --  $10.000   $11.870
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                         --       --  $11.870   $15.768
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     --       --    3,108     7,861
---------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth - Class B Sub-Account(2)
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.298  $11.480  $12.228   $13.806
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $11.480  $12.228  $13.806   $13.486
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  2,076    2,438    2,246     1,517
---------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Small/Mid Cap Value - Class B Sub-Account
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.989  $13.605  $15.926   $16.696
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $13.605  $15.926  $16.696   $18.746
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  1,538    2,627    5,386     3,859
---------------------------------------------------------------------------------------------------------------

                                 117 PROSPECTUS

AllianceBernstein VPS Utility Income - Class B Sub-Account
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                   --       --  $10.000   $10.948
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                         --       --  $10.948   $13.293
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     --       --      678       675
---------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Value - Class B Sub-Account
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                   --       --  $10.000   $10.728
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                         --       --  $10.728   $12.765
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     --       --      474       434
---------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                   --       --  $10.000   $11.885
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                         --       --  $11.885   $13.020
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     --       --    2,822     1,238
---------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income - Service Class 2 Sub-Account
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                   --       --  $10.000   $11.084
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                         --       --  $11.084   $12.298
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     --       --    1,200     3,613
---------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income - Service Class 2 Sub-Account
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                   --       --  $10.000   $10.470
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                         --       --  $10.470   $11.428
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     --       --    4,247     2,875
---------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                   --       --  $10.000   $12.103
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                         --       --  $12.103   $13.375
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     --       --    1,967     1,281
---------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market - Service Class 2 Sub-Account
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                   --       --       --   $10.000
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                         --       --       --   $10.207
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     --       --       --         0
---------------------------------------------------------------------------------------------------------------
FTVIP Franklin Flex Cap Growth Securities - Class 2 Sub-Account
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                   --       --  $10.000   $11.148
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                         --       --  $11.148   $11.530
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     --       --        0     2,653
---------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities - Class 2 Sub-Account(2)
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                   --  $10.000  $10.688   $10.856
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                         --  $10.688  $10.856   $11.673
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     --    3,768    6,451     5,862
---------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities - Class 2 Sub-Account
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                   --  $10.000  $11.233   $11.221
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                         --  $11.233  $11.221   $13.044
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     --        0   27,974    22,797
---------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities - Class 2 Sub-Account
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                   --       --  $10.000   $11.374
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                         --       --  $11.374   $13.760
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     --       --        0         0
---------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities - Class 2 Sub-Account
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                   --  $10.000  $10.944   $11.896
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                         --  $10.944  $11.896   $13.845
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     --      896    8,705     3,489
---------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                   --  $10.000  $11.511   $12.468
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                         --  $11.511  $12.468   $14.887
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     --    1,256    8,668     7,982
---------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Sub-Account
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                   --       --  $10.000   $10.517
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                         --       --  $10.517   $12.680
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     --       --    1,429     1,616
---------------------------------------------------------------------------------------------------------------

                                 118 PROSPECTUS

Goldman Sachs VIT Mid Cap Value Sub-Account (1)
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                   --       --  $10.000   $11.370
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                         --       --  $11.370   $12.985
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     --       --    2,652     2,934
---------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Sub-Account
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                   --       --  $10.000   $11.336
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                         --       --  $11.336   $12.513
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     --       --    4,304     4,423
---------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured U.S. Equity Sub-Account
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                   --       --  $10.000   $11.265
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                         --       --  $11.265   $12.502
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     --       --    1,474     4,024
---------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy - Advisor Shares Sub-Account
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                   --       --       --   $10.000
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                         --       --       --   $ 9.491
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     --       --       --         0
---------------------------------------------------------------------------------------------------------------
PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                   --       --       --   $10.000
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                         --       --       --   $10.703
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     --       --       --         0
---------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return - Advisor Shares Sub-Account
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                   --       --       --   $10.000
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                         --       --       --   $10.118
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     --       --       --         0
---------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return - Advisor Shares Sub-Account
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                   --       --       --   $10.000
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                         --       --       --   $10.300
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     --       --       --     2,639
---------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.559  $11.311  $12.033   $12.303
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $11.311  $12.033  $12.303   $13.538
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  2,951    4,524    4,667     3,827
---------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income - Class IB Sub-Account(2)
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.840  $12.285  $13.419   $13.883
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.285  $13.419  $13.883   $15.820
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      0        0        0         0
---------------------------------------------------------------------------------------------------------------
Putnam VT International Equity - Class IB Sub-Account
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.538  $12.654  $14.455   $15.945
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.654  $14.455  $15.945   $20.022
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                    633    1,612    1,697     1,410
---------------------------------------------------------------------------------------------------------------
Putnam VT Investors - Class IB Sub-Account (5)
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.632  $12.150  $13.455   $14.394
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $12.150  $13.455  $14.394   $16.123
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      0        0        0         0
---------------------------------------------------------------------------------------------------------------
Putnam VT New Value - Class IB Sub-Account
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                   --       --  $10.000   $10.918
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                         --       --  $10.918   $12.453
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                     --       --      571     2,267
---------------------------------------------------------------------------------------------------------------
Putnam VT Voyager - Class IB Sub-Account
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $10.500  $11.720  $12.102   $12.575
---------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $11.720  $12.102  $12.575   $13.035
---------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      0    1,926    1,998     2,166
---------------------------------------------------------------------------------------------------------------

(1) May 1, 2006, the Goldman Sachs VIT Mid Cap Value Fund, Morgan Stanley VIS European Equity Portfolio - Class Y and Morgan Stanley VIS Limited Duration Portfolio - Class Y are no longer available for new investments. If you are currently invested in theVariable Sub-accounts that invest in these Portfolios you may continue your investments. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.


                                119  PROSPECTUS

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity - Series II Sub-Account, the AllianceBernstein VPS Growth and Income - Class B Sub-Account, the AllianceBernstein VPS Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income Securities - Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage - Class Y Sub-Account, the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the Van Kampen UIF Emerging Markets Debt, Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 1, 2006, the AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the AIM V. I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no
longer available for new investments.   If you are currently invested in this
Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.


                                120  PROSPECTUS

ALLSTATE VARIABLE ANNUITY - L SHARE CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (WITH THE MAV DEATH BENEFIT OPTION)
--------------------------------------------------------------------------------

* The Allstate Variable Annuity - L Share Contracts and all of the Variable Sub-Accounts shown below were first offered under the Allstate Variable Annuity
- L Share Contracts on July 1, 2003, except for the AIM V.I. Mid Cap Core Equity
- Series II Sub-Account, FTVIP Franklin High Income Securities - Class 2 Sub-Account, FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Mutual Shares Securities - Class 2 Sub-Account, and FTVIP Templeton Foreign Securities - Class 2 Sub-Account, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein VPS International Value - Class B Sub-Account, the AllianceBernstein VPS Utility Income - Class B Sub-Account, the AllianceBernstein VPS Value - Class B Sub-Account, the Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account, the Fidelity VIP Growth & Income - Service Class 2 Sub-Account, the Fidelity VIP High Income - Service Class 2 Sub-Account, the Fidelity VIP Mid Cap - Service Class 2 Sub-Account, the FTVIP Franklin Flex Cap Growth Securities - Class 2 Sub-Account, the FTVIP Mutual Discovery Securities - Class 2 Sub-Account, the Goldman Sachs VIT Structured Small Cap Equity Sub-Account, the Goldman Sachs VIT Structured U.S. Equity Sub-Account, the Goldman Sachs VIT Growth and Income Sub-Account, the Goldman Sachs VIT Mid Cap Value Sub-Account and the Putnam VT New Value - Class IB Sub-Account which were first offered under the Contracts on April 30, 2005, and the AIM V.I. Core Equity - Series II Sub-Account, Fidelity VIP Money Market - Service Class 2 Sub-Account, the PIMCO VIT CommodityRealReturn Strategy - Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account, PIMCO VIT Real Return - Advisor Shares Sub-Account, PIMCO VIT Total Return - Advisor Shares Sub-Account and the Van Kampen UIF International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.19%.

For the Years Beginning January 1 and Ending December 31,                      2003      2004      2005        2006
-------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity - Class Y Sub-Account
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $ 10.593  $ 12.184  $ 13.445   $ 16.190
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $ 12.184  $ 13.445  $ 16.190   $ 17.098
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  23,291    26,366    25,909     23,587
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth - Class Y Sub-Account
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $ 10.761  $ 12.210  $ 12.963   $ 13.400
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $ 12.210  $ 12.963  $ 13.400   $ 14.571
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  49,040    56,038    53,288     49,499
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Equity - Class Y Sub-Account
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $ 10.548  $ 11.836  $ 12.874   $ 14.892
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $ 11.836  $ 12.874  $ 14.892   $ 15.184
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  27,513    53,458    53,938     25,322
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity - Class Y Sub-Account (1)
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $ 10.557  $ 12.639  $ 13.948   $ 14.829
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $ 12.639  $ 13.948  $ 14.829   $ 18.896
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                   8,113    11,298    10,757     10,544
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage - Class Y Sub-Account(2)
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $ 10.685  $ 12.551  $ 13.827   $ 14.440
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $ 12.551  $ 13.827  $ 14.440   $ 16.768
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                   3,083     4,075     4,052      3,995
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth - Class Y Sub-Account
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $ 10.821  $ 12.918  $ 14.531   $ 15.137
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $ 12.918  $ 14.531  $ 15.137   $ 18.060
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                   3,914     4,302     9,752     10,326
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield - Class Y Sub-Account(2)
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $ 10.372  $ 11.285  $ 12.131   $ 12.131
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $ 11.285  $ 12.131  $ 12.131   $ 12.975
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  65,540    49,501    57,378     48,992
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder - Class Y Sub-Account(2)
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $ 10.557  $ 11.618  $ 12.621   $ 13.214
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $ 11.618  $ 12.621  $ 13.214   $ 14.774
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                   6,326     7,167     7,539      5,437
-------------------------------------------------------------------------------------------------------------------

                                 121 PROSPECTUS

Morgan Stanley VIS Income Plus - Class Y Sub-Account
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                               $10.167  $10.269   $10.586    $ 10.706
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                     $10.269  $10.586   $10.706   $ 11.065
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 7,983    55,387    79,456       67,695
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration - Class Y Sub-Account (1)
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $  9.986  $  9.977  $  9.903   $  9.864
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $  9.977  $  9.903  $  9.864   $ 10.067
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  50,763    70,284    99,692     74,623
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market - Class Y Sub-Account
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $  9.976  $  9.896  $  9.768   $  9.827
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $  9.896  $  9.768  $  9.827   $ 10.062
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  15,967    49,683    63,624     62,866
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index - Class Y Sub-Account
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $ 10.627  $ 12.065  $ 13.055   $ 13.377
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $ 12.065  $ 13.055  $ 13.377   $ 15.121
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  54,529    81,692   100,640     97,380
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist - Class Y Sub-Account
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $ 10.649  $ 11.985  $ 12.948   $ 13.728
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $ 11.985  $ 12.948  $ 13.728   $ 15.456
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                   5,426     5,552     6,553     10,102
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities - Class Y Sub-Account(2)
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $ 10.891  $ 11.458  $ 13.522   $ 15.171
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $ 11.458  $ 13.522  $ 15.171   $ 17.867
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                   2,598     2,584     3,566      3,618
-------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt, Class II Sub-Account(2,3)
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $ 10.473  $ 11.273  $ 12.175   $ 13.395
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $ 11.273  $ 12.175  $ 13.395   $ 14.562
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                   2,237     3,367     6,044      5,592
-------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity, Class II Sub-Account (3)
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $ 11.196  $ 14.851  $ 17.922   $ 23.522
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $ 14.851  $ 17.922  $ 23.522   $ 31.656
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                   9,527    11,053    15,959     21,151
-------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income, Class II Sub-Account (3)
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $ 10.517  $ 11.575  $ 12.664   $ 13.342
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $ 11.575  $ 12.664  $ 13.342   $ 14.737
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                   2,817    43,507    72,778     64,636
-------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class II Sub-Account(3)
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $ 10.477  $ 11.667             $ 13.933
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $ 11.667  $ 12.297             $ 14.191
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  22,395    24,552               18,146
-------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Global Franchise, Class II Sub-Account (3)
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $ 10.547  $ 12.201  $ 13.499   $ 14.830
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $ 12.201  $ 13.499  $ 14.830   $ 17.681
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                   4,242    26,172    55,389     48,552
-------------------------------------------------------------------------------------------------------------------
Van Kampen UIF International Growth Equity, Class II Sub-Account(3)
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                 --        --         --     $ 10.000
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                       --        --         --     $ 10.717
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                   --        --         --        1,199
-------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth, Class II Sub-Account(3)
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $ 11.037  $ 13.063  $ 15.568   $ 17.917
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $ 13.063  $ 15.568  $ 17.917   $ 19.185
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  28,747    50,023    64,909     55,348
-------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Small Company Growth, Class II Sub-Account(3)
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $ 11.245  $ 13.566  $ 15.831   $ 17.534
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $ 13.566  $ 15.831  $ 17.534   $ 19.240
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  14,909    20,376    24,147     23,828
-------------------------------------------------------------------------------------------------------------------

                                 122 PROSPECTUS

Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account(3)
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $ 11.134  $ 13.354  $ 15.005   $ 16.511
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $ 13.354  $ 15.005  $ 16.511   $ 19.540
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  41,292    69,034    80,914     67,204
-------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate, Class II Sub-Account(3)
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $ 10.672  $ 12.733  $ 16.999   $ 19.472
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $ 12.733  $ 16.999  $ 19.472   $ 26.303
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                   5,978    11,018    17,811     16,352
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth, Class II Sub-Account
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $ 11.100  $ 12.811  $ 14.441   $ 15.744
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $ 12.811  $ 14.441  $ 15.744   $ 16.207
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  21,432    24,830    24,542     25,771
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class II Sub-Account
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $ 10.891  $ 12.475  $ 14.372   $ 14.680
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $ 12.475  $ 14.372  $ 14.680   $ 16.715
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 142,223   285,489   364,377    319,305
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth, Class II Sub-Account
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $ 10.629  $ 11.805  $ 12.367   $ 13.061
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $ 11.805  $ 12.367  $ 13.061   $ 13.151
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  25,737    40,597    42,146     25,708
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income, Class II Sub-Account
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $ 10.791  $ 12.373  $ 13.853   $ 14.913
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $ 12.373  $ 13.853  $ 14.913   $ 16.969
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  33,544   103,569   108,141    101,736
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II Sub-Account(2)
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $ 11.022  $ 12.870  $ 13.995   $ 14.476
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $ 12.870  $ 13.995  $ 14.476   $ 16.042
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  18,989    30,794    29,247     27,431
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation - Series II Sub-Account(2)
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $ 10.622  $ 12.218  $ 12.746   $ 13.579
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $ 12.218  $ 12.746  $ 13.579   $ 14.130
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  12,718    18,827    17,916     17,405
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity - Series II Sub-Account(4)
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    --        --        --   $ 10.000
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          --        --        --   $ 10.760
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      --        --        --      1,713
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity - Series II Sub-Account(2)
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    --  $ 10.000  $ 10.782   $ 11.348
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          --  $ 10.782  $ 11.348   $ 12.356
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      --    15,197    23,789     21,519
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income - Class B Sub-Account(2)
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $ 10.801  $ 12.263  $ 13.381   $ 13.732
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $ 12.263  $ 13.381  $ 13.732   $ 15.762
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  58,800    72,384    76,765     73,789
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth - Class B Sub-Account
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $ 10.773  $ 12.429  $ 13.966   $ 15.297
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $ 12.429  $ 13.966  $ 15.297   $ 14.822
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                   9,508    31,575    71,340     72,624
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS International Value - Class B Sub-Account
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    --        --  $ 10.000   $ 11.854
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          --        --  $ 11.854   $ 15.715
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      --        --    12,013     32,002
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth - Class B Sub-Account(2)
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $ 10.294  $ 11.464  $ 12.186   $ 13.732
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $ 11.464  $ 12.186  $ 13.732   $ 13.386
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                   1,143     1,289     1,282      1,106
-------------------------------------------------------------------------------------------------------------------

                                 123 PROSPECTUS

AllianceBernstein VPS Small/Mid Cap Value - Class B Sub-Account
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $ 10.985  $ 13.586  $ 15.872   $ 16.606
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $ 13.586  $ 15.872  $ 16.606   $ 18.607
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  45,346    68,549    90,428     84,543
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Utility Income - Class B Sub-Account
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    --        --  $ 10.000   $ 10.933
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          --        --  $ 10.933   $ 13.248
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      --        --     4,301      4,475
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Value - Class B Sub-Account
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    --        --  $ 10.000   $ 10.713
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          --        --  $ 10.713   $ 12.722
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      --        --         0      1,022
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    --        --  $ 10.000   $ 11.868
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          --        --  $ 11.868   $ 12.976
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      --        --    19,797     31,737
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income - Service Class 2 Sub-Account
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    --        --  $ 10.000   $ 11.069
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          --        --  $ 11.069   $ 12.256
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      --        --     2,872      7,523
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income - Service Class 2 Sub-Account
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    --        --  $ 10.000   $ 10.456
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          --        --  $ 10.456   $ 11.389
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      --        --     4,821      4,550
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    --        --  $ 10.000   $ 12.087
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          --        --  $ 12.087   $ 13.330
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      --        --    14,847     17,989
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market - Service Class 2 Sub-Account
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    --        --        --   $ 10.000
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          --        --        --   $ 10.193
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      --        --        --          0
-------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Flex Cap Growth Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    --        --  $ 10.000   $ 11.132
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          --        --  $ 11.132   $ 11.491
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      --        --     1,849      2,677
-------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities - Class 2 Sub-Account(2)
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    --  $ 10.000  $ 10.674   $ 10.820
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          --  $ 10.674  $ 10.820   $ 11.610
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      --     7,073    16,033     11,299
-------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    --  $ 10.000  $ 11.217   $ 11.183
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          --  $ 11.217  $ 11.183   $ 12.973
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      --       274    28,861     29,042
-------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    --        --  $ 10.000   $ 11.358
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          --        --  $ 11.358   $ 13.714
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      --        --     1,948      5,198
-------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    --  $ 10.000  $ 10.929   $ 11.855
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          --  $ 10.929  $ 11.855   $ 13.770
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      --     3,029    16,743     17,714
-------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    --  $ 10.000  $ 11.496   $ 12.426
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          --  $ 11.496  $ 12.426   $ 14.807
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      --    15,392    42,700     45,656
-------------------------------------------------------------------------------------------------------------------

                                 124 PROSPECTUS

Goldman Sachs VIT Growth and Income Sub-Account
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    --        --  $ 10.000   $ 10.503
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          --        --  $ 10.503   $ 12.637
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      --        --     2,243      3,240
-------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Sub-Account (1)
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    --        --  $ 10.000   $ 11.355
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          --        --  $ 11.355   $ 12.941
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      --        --     7,546     10,586
-------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Sub-Account
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    --        --  $ 10.000   $ 11.321
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          --        --  $ 11.321   $ 12.471
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      --        --    10,465     16,723
-------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured U.S. Equity Sub-Account
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    --        --  $ 10.000   $ 11.249
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          --        --  $ 11.249   $ 12.460
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      --        --     2,678      5,914
-------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy - Advisor Shares Sub-Account
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    --        --        --   $ 10.000
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          --        --        --   $  9.478
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      --        --        --          0
-------------------------------------------------------------------------------------------------------------------
PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    --        --        --   $ 10.000
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          --        --        --   $ 10.688
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      --        --        --          0
-------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return - Advisor Shares Sub-Account
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    --        --        --   $ 10.000
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          --        --        --   $ 10.104
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      --        --        --          0
-------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return - Advisor Shares Sub-Account
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    --        --        --   $ 10.000
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          --        --        --   $ 10.286
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      --        --        --        833
-------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $ 10.556  $ 11.296  $ 11.992   $ 12.236
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $ 11.296  $ 11.992  $ 12.236   $ 13.437
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                   8,399     6,889     6,529      5,602
-------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income - Class IB Sub-Account(2)
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $ 10.837  $ 12.268  $ 13.374   $ 13.808
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $ 12.268  $ 13.374  $ 13.808   $ 15.703
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                   1,277     1,270     1,263      1,256
-------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity - Class IB Sub-Account
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $ 10.535  $ 12.637  $ 14.406   $ 15.859
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $ 12.637  $ 14.406  $ 15.859   $ 19.873
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                   7,706     9,603    11,924     21,382
-------------------------------------------------------------------------------------------------------------------
Putnam VT Investors - Class IB Sub-Account (5)
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $ 10.629  $ 12.134  $ 13.410   $ 14.316
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $ 12.134  $ 13.410  $ 14.316   $ 16.003
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                   5,057     3,486     3,467      3,447
-------------------------------------------------------------------------------------------------------------------
Putnam VT New Value - Class IB Sub-Account
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    --        --  $ 10.000   $ 10.903
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          --        --  $ 10.903   $ 12.411
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                      --        --     5,546      6,105
-------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager - Class IB Sub-Account
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                              $ 10.497  $ 11.704  $ 12.061   $ 12.507
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                    $ 11.704  $ 12.061  $ 12.507   $ 12.938
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                   9,995    16,444    16,978     16,033
-------------------------------------------------------------------------------------------------------------------


                                125  PROSPECTUS

(1) May 1, 2006, the Goldman Sachs VIT Mid Cap Value Fund, Morgan Stanley VIS European Equity Portfolio - Class Y and Morgan Stanley VIS Limited Duration Portfolio - Class Y are no longer available for new investments. If you are currently invested in theVariable Sub-accounts that invest in these Portfolios you may continue your investments. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity - Series II Sub-Account, the AllianceBernstein VPS Growth and Income - Class B Sub-Account, the AllianceBernstein VPS Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income Securities - Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage - Class Y Sub-Account, the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the Van Kampen UIF Emerging Markets Debt, Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 1, 2006, the AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the AIM V. I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no
longer available for new investments.   If you are currently invested in this
Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.




                                126  PROSPECTUS

THE PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES
(ADVISOR, ADVISOR PLUS, ADVISOR PREFERRED)

ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
STREET ADDRESS: 2940 S. 84TH STREET, LINCOLN, NE 68506-4142
MAILING ADDRESS: P.O. BOX 82656, LINCOLN, NE 68501-2656
TELEPHONE NUMBER: 1-800-390-1277
FAX NUMBER: 1-866-487-8538                       PROSPECTUS DATED MAY 1, 2007
 -------------------------------------------------------------------------------
Allstate Life Insurance Company of New York ("Allstate New York") has offered the following group flexible premium deferred variable annuity contracts (each, a "CONTRACT"):

PUTNAM ALLSTATE         PUTNAM ALLSTATE ADVISOR PLUS   PUTNAM ALLSTATE ADVISOR PREFERRED
ADVISOR


This prospectus contains information about each Contract that you should know before investing. Please keep it for future reference. The Contracts are no longer offered for new sales.

Each Contract currently offers several investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include up to 2 fixed account options ("FIXED ACCOUNT OPTIONS"), depending on the Contract, and include 28 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Allstate Life of New York Separate Account A ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in the Class IB shares of one of the following underlying fund portfolios ("FUNDS") of the Putnam Variable Trust:

Putnam VT American Government Income Fund -       Putnam VT Global Equity    Putnam VT Mid Cap Value
 Class IB                                         Fund - Class IB            Fund - Class IB
Putnam VT Capital Appreciation Fund - Class IB    Putnam VT Growth and       Putnam VT Money Market Fund
Putnam VT Capital Opportunities Fund - Class IB   Income Fund - Class IB     - Class IB
Putnam VT Discovery Growth Fund - Class IB        Putnam VT Growth           Putnam VT New Opportunities
Putnam VT Diversified Income Fund - Class IB      Opportunities Fund -       Fund - Class IB
Putnam VT Equity Income Fund - Class IB           Class IB                   Putnam VT New Value Fund -
Putnam VT The George Putnam Fund of Boston -      Putnam VT Health Sciences  Class IB
 Class IB                                         Fund - Class IB            Putnam VT OTC & Emerging
Putnam VT Global Asset Allocation Fund - Class    Putnam VT High Yield Fund  Growth Fund - Class IB
 IB                                               - Class IB                 Putnam VT Research Fund -
                                                  Putnam VT Income Fund -    Class IB
                                                  Class IB                   Putnam VT Small Cap Value
                                                  Putnam VT International    Fund - Class IB
                                                  Equity Fund - Class IB     Putnam VT Utilities Growth
                                                  Putnam VT International    and Income Fund - Class IB
                                                  Growth and Income Fund -   Putnam VT Vista Fund -
                                                  Class IB                   Class IB
                                                  Putnam VT International    Putnam VT Voyager Fund -
                                                  New Opportunities Fund -   Class IB
                                                  Class IB
                                                  Putnam VT Investors Fund
                                                  - Class IB


For PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, each time you make a purchase payment, we will add to your Contract value ("CONTRACT VALUE") a credit enhancement ("CREDIT ENHANCEMENT") equal to 4% of such purchase payment. Expenses for this Contract may be higher than a Contract without the Credit Enhancement. Over time, the amount of the Credit Enhancement may be more than offset by the fees associated with the Credit Enhancement.

WE (Allstate New York) have filed a Statement of Additional Information, dated May 1, 2007, with the Securities and Exchange Commission ("SEC"). It contains more information about each Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 41 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Website.


                                 1  PROSPECTUS

                THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR
                HAS IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS
                PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A
                FEDERAL CRIME.

                THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS THAT
  IMPORTANT     HAVE RELATIONSHIPS WITH BANKS OR OTHER FINANCIAL INSTITUTIONS
                OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE CONTRACTS ARE NOT
   NOTICES      DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY SUCH INSTITUTIONS
                OR ANY FEDERAL REGULATORY AGENCY. INVESTMENT IN THE CONTRACTS
                INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF
                PRINCIPAL.

                THE CONTRACTS ARE NOT FDIC INSURED.

                THE CONTRACTS WERE AVAILABLE ONLY IN NEW YORK AND ARE NOT
                CURRENTLY BEING OFFERED FOR NEW SALES.





                                 2  PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                        PAGE

--------------------------------------------------------------------------------
OVERVIEW
--------------------------------------------------------------------------------
  Important Terms                                                       4
--------------------------------------------------------------------------------
  Overview of Contracts                                                 5
--------------------------------------------------------------------------------
  The Contracts at a Glance                                             6
--------------------------------------------------------------------------------
  How the Contracts Work                                                9
--------------------------------------------------------------------------------
  Expense Table                                                         10
--------------------------------------------------------------------------------
  Financial Information                                                 13
--------------------------------------------------------------------------------
CONTRACT FEATURES
--------------------------------------------------------------------------------
  The Contracts                                                         13
--------------------------------------------------------------------------------
  Purchases                                                             14
--------------------------------------------------------------------------------
  Contract Value                                                        15
--------------------------------------------------------------------------------
  Investment Alternatives                                               16
--------------------------------------------------------------------------------
     The Variable Sub-Accounts                                          16
--------------------------------------------------------------------------------
     The Fixed Account Options                                          17
--------------------------------------------------------------------------------
     Transfers                                                          18
--------------------------------------------------------------------------------

                                                                        PAGE

--------------------------------------------------------------------------------
  Expenses                                                              21
--------------------------------------------------------------------------------
  Access to Your Money                                                  22
--------------------------------------------------------------------------------
  Income Payments                                                       23
--------------------------------------------------------------------------------
  Death Benefits                                                        27
--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------
  More Information                                                      30
--------------------------------------------------------------------------------
  Legal Proceedings                                                     32
--------------------------------------------------------------------------------
  Taxes                                                                 33
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS                   41
--------------------------------------------------------------------------------
APPENDIX A - CONTRACT COMPARISON CHART                                  42
--------------------------------------------------------------------------------
APPENDIX B - ACCUMULATION UNIT VALUES                                   43
--------------------------------------------------------------------------------
APPENDIX C-WITHDRAWAL ADJUSTMENT EXAMPLE - INCOME BENEFIT               58
--------------------------------------------------------------------------------
APPENDIX D-WITHDRAWAL ADJUSTMENT EXAMPLE - DEATH BENEFIT                59
--------------------------------------------------------------------------------







                                 3  PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.


                                                                        PAGE

--------------------------------------------------------------------------------
Accumulation Phase                                                       8
--------------------------------------------------------------------------------
Accumulation Unit                                                       13
--------------------------------------------------------------------------------
Accumulation Unit Value                                                 13
--------------------------------------------------------------------------------
Allstate New York ("We")                                              1,30
--------------------------------------------------------------------------------
Annuitant                                                               13
--------------------------------------------------------------------------------
Automatic Additions Program                                             14
--------------------------------------------------------------------------------
Automatic Fund Rebalancing Program                                      20
--------------------------------------------------------------------------------
Beneficiary                                                             13
--------------------------------------------------------------------------------
*Contract                                                             1,32
--------------------------------------------------------------------------------
Contract Anniversary                                                     6
--------------------------------------------------------------------------------
Contract Owner ("You")                                                8,13
--------------------------------------------------------------------------------
Contract Value                                                        1,15
--------------------------------------------------------------------------------
Contract Year                                                            5
--------------------------------------------------------------------------------
Credit Enhancement                                                    1,15
--------------------------------------------------------------------------------
Dollar Cost Averaging Program                                           20
--------------------------------------------------------------------------------
Due Proof of Death                                                      28
--------------------------------------------------------------------------------
Fixed Account Options                                                 1,17
--------------------------------------------------------------------------------
Funds                                                           1,16-17,31
--------------------------------------------------------------------------------



                                                                        PAGE

--------------------------------------------------------------------------------
Guarantee Period                                                        18
--------------------------------------------------------------------------------
Income Base                                                             26
--------------------------------------------------------------------------------
Income Plans                                                          9,23
--------------------------------------------------------------------------------
Investment Alternatives                                            1,16-18
--------------------------------------------------------------------------------
Issue Date                                                               9
--------------------------------------------------------------------------------
Maximum Anniversary Value                                               27
--------------------------------------------------------------------------------
Payout Phase                                                          9,18
--------------------------------------------------------------------------------
Payout Start Date                                                        9
--------------------------------------------------------------------------------
Preferred Withdrawal Amount                                             20
--------------------------------------------------------------------------------
Retirement Income Guarantee Rider                                       26
--------------------------------------------------------------------------------
Rider Date                                                              26
--------------------------------------------------------------------------------
SEC                                                                      1
--------------------------------------------------------------------------------
Settlement Value                                                        28
--------------------------------------------------------------------------------
Standard Fixed Account Option                                           18
--------------------------------------------------------------------------------
Systematic Withdrawal Program                                           23
--------------------------------------------------------------------------------
Valuation Date                                                          15
--------------------------------------------------------------------------------
Variable Account                                                      1,31
--------------------------------------------------------------------------------
Variable Sub-Account                                               1,16-17
--------------------------------------------------------------------------------




         * These Contracts were available only as group Contracts. We issued you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise. References to "Contract" also include all three Contracts listed on the cover page of this prospectus, unless otherwise noted. However, we administer each Contract separately.




                                 4  PROSPECTUS

OVERVIEW OF CONTRACTS
--------------------------------------------------------------------------------





The Contracts offer many of the same basic features and benefits. They differ primarily with respect to the charges imposed, as follows:



.. The PUTNAM ALLSTATE ADVISOR CONTRACT has a mortality and expense risk charge of 1.25%, an annual contract maintenance charge of $30, a withdrawal charge of up to 7% with a 7-year withdrawal charge period.

.. The PUTNAM ALLSTATE ADVISOR PLUS CONTRACT offers a 4% Credit Enhancement on purchase payments, a higher mortality and expense risk charge (1.60%), no contract maintenance charge, a higher withdrawal charge (up to 8%) with a longer withdrawal charge period (8 years).

.. The PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACT has a higher mortality and expense risk charge (1.65%), no contract maintenance charge, a lower withdrawal charge (up to 2%) with a shorter withdrawal charge period (2 years).

Other differences among the Contracts relate to the minimum initial purchase payment, the maximum age of Contract Owners and Annuitants, available Fixed Account Options, and available withdrawal charge waivers. For a side-by-side comparison of these differences, please turn to Appendix A of this prospectus.




                                 5  PROSPECTUS

THE CONTRACTS AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contracts. Please read the remainder of this prospectus for more information.


FLEXIBLE PAYMENTS       WE ARE NO LONGER OFFERING NEW CONTRACTS.

                        You can add to your Contract as often and as much as you like, but each subsequent payment must be at least
                        $500 ($50 for automatic payments). We may limit the amount of any additional purchase payment to a maximum of $1,000,000.

                        For PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, each time
                        you make a purchase payment, we will add to your
                        Contract Value a Credit Enhancement equal to 4% of such
                        purchase payment.
-------------------------------------------------------------------------------
EXPENSES                Each Fund pays expenses that you will bear indirectly
                        if you invest in a Variable Sub-Account. You also will
                        bear the following expenses:

                        PUTNAM ALLSTATE ADVISOR CONTRACTS

                        .Annual mortality and expense risk charge equal to
                          1.25% of average daily net assets.

                        .Annual contract maintenance charge of $30 (waived in
                          certain cases)

                        .Withdrawal charges ranging from 0% to 7% of purchase
                          payments withdrawn (with certain exceptions)

                        PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS

                        .Annual mortality and expense risk charge equal to
                          1.60% of average daily net assets.

                        .Withdrawal charges ranging from 0% to 8% of purchase
                          payments withdrawn (with certain exceptions)

                        PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS

                        .Annual mortality and expense risk charge equal to
                          1.65% of average daily net assets.

                        .Withdrawal charges ranging from 0% to 2% of purchase
                          payments withdrawn (with certain exceptions)
-------------------------------------------------------------------------------
                        ALL CONTRACTS

                        .We discontinued offering the RETIREMENT INCOME
                          GUARANTEE RIDER as of January 1, 2004. If you elected the Retirement Income Guarantee Rider prior to
                          January 1, 2004, you will pay an additional fee at the annual rate of 0.30% of the INCOME BASE in effect on each Contract anniversary ("CONTRACT ANNIVERSARY")

                        .Transfer fee equal to 0.50% of the amount
                          transferred, up to a maximum charge of $25, after the 12/th/ transfer in any Contract Year ("CONTRACT
                          YEAR"), which we measure from the date we issue your Contract or a Contract Anniversary

                        .State premium tax (New York currently does not impose
                          one)
-------------------------------------------------------------------------------

                                  6 PROSPECTUS


INVESTMENT              Each Contract offers several investment alternatives
ALTERNATIVES            including:

                        .a Standard Fixed Account Option* that credits
                          interest at rates we guarantee, and

                        .28 Variable Sub-Accounts investing in Funds offering
                          professional money management by Putnam Investment
                          Management, LLC.

                        PUTNAM ALLSTATE ADVISOR CONTRACTS offer an additional
                        7-to-12 Month Dollar Cost Averaging Fixed Account
                        Option that credits interest at rates we guarantee.

                        To find out current rates being paid on the Fixed
                        Account Option(s), or to find out how the Variable
                        Sub-Accounts have performed, please call us at 1-800-
                        390-1277.

                        *For PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS, the
                        Standard Fixed Account Option is currently not
                        available for new investments.
-------------------------------------------------------------------------------
SPECIAL SERVICES        For your convenience, we offer these special services:

                        . AUTOMATIC FUND REBALANCING PROGRAM

                        . AUTOMATIC ADDITIONS PROGRAM

                        . DOLLAR COST AVERAGING PROGRAM

                        . SYSTEMATIC WITHDRAWAL PROGRAM
-------------------------------------------------------------------------------
INCOME PAYMENTS         You can choose fixed income payments, variable income
                        payments, or a combination of the two. You can receive
                        your income payments in one of the following ways:

                        . life income with guaranteed payments

                        .a joint and survivor life income with guaranteed
                          payments

                        . guaranteed payments for a specified period

                        .
                          combination life income and guaranteed payments for a
                          specified period

                        .combination joint and survivor life income and
                          guaranteed payments for a specified period

                        . life income with cash refund

                        . joint life income with cash refund

                        . life income with installment refund

                        . joint life income with installment refund

                        Prior to January 1, 2004, Allstate New York offered a
                        Retirement Income Guarantee Rider that guarantees a
                        minimum amount of fixed income payments you can receive
                        if you choose to annuitize your Contract.
-------------------------------------------------------------------------------
DEATH BENEFITS          If you die before income payments begin, we will pay
                        the death benefit described in the Contract.
-------------------------------------------------------------------------------

                                  7 PROSPECTUS

TRANSFERS               Before the Payout Start Date, you may transfer your
                        Contract Value among the investment alternatives, with
                        certain restrictions. Except in the 7-to-12 Month
                        Dollar Cost Averaging Fixed Account (PUTNAM ALLSTATE
                        ADVISOR CONTRACTS ONLY), the minimum amount you may
                        transfer is $100 or the amount remaining in the
                        investment alternative, if less.

                        A charge may apply after the 12/th/ transfer in each
                        Contract Year. For PUTNAM ALLSTATE ADVISOR CONTRACTS,
                        we do not permit transfers into the 7-to-12 Month
                        Dollar Cost Averaging Option.
-------------------------------------------------------------------------------
WITHDRAWALS             You may withdraw some or all of your Contract Value at
                        any time during the Accumulation Phase and during the
                        Payout Phase in certain cases. In general, you must
                        withdraw at least $50 at a time. Withdrawals taken
                        prior to annuitization (referred to in this prospectus
                        as the Payout Phase) are generally considered to come
                        from the earnings in the Contract first. If the
                        Contract is tax-qualified, generally all withdrawals
                        are treated as distributions of earnings. Withdrawals
                        of earnings are taxed as ordinary income and, if taken
                        prior to age 59 1/2, may be subject to an additional
                        10% federal tax penalty. A withdrawal charge may also
                        apply.
-------------------------------------------------------------------------------



                                 8  PROSPECTUS

HOW THE CONTRACTS WORK
--------------------------------------------------------------------------------

Each Contract basically works in two ways.

 First, each Contract can help you (we assume you are the "CONTRACT OWNER") save for retirement because you can invest in your Contract's investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in a Fixed Account Option, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Funds.

 Second, each Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 23. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Funds. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

Issue                                           Payout Start
Date            Accumulation Phase                  Date                 Payout Phase
------------------------------------------------------------------------------------------------------------>
You buy    You save for retirement              You elect to receive    You can receive    Or you can receive
a Contract                                      income payments or      income payments    income payments
                                                receive a lump sum      for a set period   for life
                                                payment



Other income payment options are also available. See "INCOME PAYMENTS."

As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. See "The Contracts." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner or, if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-390-1277 if you have any question about how the Contracts work.


                                 9  PROSPECTUS

EXPENSE TABLE
--------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes because New York currently does not impose premium taxes on annuities. For more information about Variable Account expenses, see "Expenses," below. For more information about Fund expenses, please refer to the accompanying prospectus for the Funds.


CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of purchase payments withdrawn)*

Contract:                      Number of Complete Years Since We Received the Purchase Payment Being Withdrawn/Applicable Charge:
------------------------------------------------------------------------------------------------------------------------------------
Putnam Allstate                  0           1           2           3           4           5           6           7+
 Advisor                         7%          7%          6%          5%          4%          3%          2%          0%
-----------------------------------------------------------------------------------------------------------------------------
Putnam Allstate                  0           1           2           3           4           5           6           7    8+
 Advisor Plus                    8%          8%          8%          7%          6%          5%          4%          3%   0%
-----------------------------------------------------------------------------------------------------------------------------
Putnam Allstate                  0           1           2+
 Advisor Preferred               2%          1%          0%
-----------------------------------------------------------------------------------------------------------------------------
Annual Contract
 Maintenance Charge
-----------------------------------------------------------------------------------------------------------------------------
Contract:
-----------------------------------------------------------------------------------------------------------------------------
Putnam Allstate                                                            $30**
 Advisor
------------------------------------------------------------------------------------------------------------------------------------
Putnam Allstate                                                             None
 Advisor Plus
------------------------------------------------------------------------------------------------------------------------------------
Putnam Allstate                                                             None
 Advisor Preferred
------------------------------------------------------------------------------------------------------------------------------------
Transfer Fee                                                0.50 % of the amount transferred***
------------------------------------------------------------------------------------------------------------------------------------




  *Each Contract Year, you may withdraw up to the PREFERRED WITHDRAWAL AMOUNT offered under your Contract without incurring a withdrawal charge. See "Withdrawal Charge," for more information.

  ** Waived in certain cases. See "Expenses."

  *** Applies solely to the 13th and subsequent transfers within a Contract
   Year, excluding transfers due to dollar cost averaging and automatic fund rebalancing. This charge will not exceed $25 per transfer.


VARIABLE ACCOUNT ANNUAL EXPENSES
(as a percentage of average daily net asset value deducted from each Variable Sub-Account)

                              Mortality and Expense Risk                           Total Variable Account Annual
          Contract                      Charge             Administrative Charge              Expenses
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
Putnam Allstate Advisor                  1.25%                     0.00%                       1.25%
------------------------------------------------------------------------------------------------------------------
Putnam Allstate Advisor Plus             1.60%                     0.00%                       1.60%
------------------------------------------------------------------------------------------------------------------
Putnam Allstate Advisor                  1.65%                     0.00%                       1.65%
Preferred
------------------------------------------------------------------------------------------------------------------





RETIREMENT INCOME GUARANTEE RIDER EXPENSES*

If you selected the Retirement Income Guarantee Rider, you will pay an additional fee at the annual rate of 0.30% of the Income Base in effect on a Contract Anniversary. See "RETIREMENT INCOME GUARANTEE RIDER" on page 26 for details.

*We discontinued offering the Retirement Income Guarantee Rider as of January 1, 2004. Fees shown apply to Contract Owners who selected the Rider prior to January 1, 2004.


                                 10  PROSPECTUS

FUND ANNUAL EXPENSES
The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. Putnam Investment Management, LLC may have agreed to waive its fees for certain Funds and/or reimburse Fund expenses in order to keep the Funds' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Fund's fees and expenses appears in the prospectus for the Funds.


                                  Minimum                     Maximum
-------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses/(1)
/(expenses that are
deducted from Fund
assets, which may
include management
fees, distribution
and/or services (12b-1)
fees, and other                     0.80%                      1.50%
expenses)
-------------------------------------------------------------------------------



(1) Expenses are shown as a percentage of Fund average daily net assets (before any waiver or reimbursement) as of December 31, 2006.


EXAMPLE 1
This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Fund fees and expenses. The Example shows the dollar amount of expenses that you would bear directly or indirectly if you:

.. invested $10,000 in the Contract for the time periods indicated,

.. earned a 5% annual return on your investment,

.. surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period, and

.. elected the Retirement Income Guarantee Rider prior to January 1, 2004.

The example does not include any taxes or tax penalties you may be required to pay if you surrender your Contract.

The first line of the example assumes that the maximum fees and expenses of any of the Funds are charged. The second line of the example assumes that the minimum fees and expenses of any of the Funds are charged. Your actual expenses may be higher or lower than those shown below.

                                                       Allstate Advisor                 Allstate Advisor Plus
                                              1 Year  3 Years  5 Years  10 Years  1 Year  3 Years  5 Years  10 Years
----------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio       $938    $1,473   $2,033   $3,719    $1,029  $1,662   $2,236   $3,792
Expenses
----------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio       $867    $1,259   $1,678   $3,026    $957    $1,449   $1,884   $3,792
Expenses
----------------------------------------------------------------------------------------------------------------------
                                                  Allstate Advisor Preferred
                                              1 Year  3 Years  5 Years  10 Years
----------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio       $439    $1,082   $1,835   $3,839
Expenses
----------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio       $368    $869     $1,485   $3,164
Expenses
----------------------------------------------------------------------------------







                                 11  PROSPECTUS

EXAMPLE 2
This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.

                                 Allstate Advisor                 Allstate Advisor Plus
                        1 Year  3 Years  5 Years  10 Years  1 Year  3 Years  5 Years  10 Years
------------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio         $343   $1,048   $1,778    $3,719    $349   $1,067   $1,811    $3,792
Expenses
------------------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio         $272    $834    $1,423    $3,026    $277    $854    $1,459    $3,114
Expenses
------------------------------------------------------------------------------------------------
                            Allstate Advisor Preferred
                        1 Year  3 Years  5 Years  10 Years
------------------------------------------------------------
Costs Based on Maximum   $354   $1,082   $1,835    $3,839
Annual Portfolio
Expenses
------------------------------------------------------------
Costs Based on Minimum   $283    $869    $1,485    $3,164
Annual Portfolio
Expenses
------------------------------------------------------------


PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES REFLECT THE PREFERRED WITHDRAWAL AMOUNTS, IF APPLICABLE, AND THE DEDUCTION OF THE ANNUAL CONTRACT MAINTENANCE CHARGE OF $30 EACH YEAR FOR PUTNAM ALLSTATE ADVISOR CONTRACTS. THE EXAMPLES DO NOT ASSUME THAT ANY FUND EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED. THE ABOVE EXAMPLES ASSUME THE ELECTION OF THE RETIREMENT INCOME GUARANTEE RIDER PRIOR TO JANUARY 1, 2004. IF THAT FEATURE WAS NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER.


                                 12  PROSPECTUS

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Accumulation Unit Values for the Contracts appear in Appendix B. The financial statements of Allstate New York and the financial statements of the Variable Account, which are comprised of the financial statements of the underlying Sub-Accounts, appear in the Statement of Additional Information.


THE CONTRACTS
--------------------------------------------------------------------------------


CONTRACT OWNER
Each Contract is an agreement between you, the Contract Owner, and Allstate New York, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

.. the investment alternatives during the Accumulation and Payout Phases,

.. the amount and timing of your purchase payments and withdrawals,

.. the programs you want to use to invest or withdraw money,

.. the income payment plan you want to use to receive retirement income,

.. the Annuitant (either yourself or someone else) on whose life the income payments will be based,

.. the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract Owner or the Annuitant dies, and

.. any other rights that the Contract provides, including restricting income payments to Beneficiaries.

If you die, any surviving joint Contract Owner or, if none, the Beneficiary will exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-living person and a living person. If the Contract Owner is a grantor trust, the Contract Owner will be considered a non-living person for purposes of the "Death of Owner" and "Death of Annuitant" provisions of your Contract. The maximum age of any Contract Owner on the date we receive the completed application for each Contract is as follows:

.. 90 -- PUTNAM ALLSTATE ADVISOR

.. 85 -- PUTNAM ALLSTATE ADVISOR PLUS

.. 90 -- PUTNAM ALLSTATE ADVISOR PREFERRED

The Contract can also be purchased as part of a qualified plan. A qualified plan is a retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term "QUALIFIED CONTRACT" to refer to a Contract issued with a qualified plan.

Except with respect to certain retirement plans, you may change the Contract Owner at any time. Once we have received a satisfactory written request for a change of Contract Owner, the change will take effect as of the date you signed it. We are not liable for any payment we make or other action we take before receiving any written request for a change from you.

Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.


ANNUITANT
The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). You may name a new Annuitant only upon the death of the current Annuitant and before payout. If the Annuitant dies prior to the Payout Start Date, and the Contract Owner does not name a new Annuitant, the new Annuitant will be the youngest Contract Owner, otherwise, the youngest Beneficiary. You may designate a joint Annuitant, who is a second person on whose life income payments depend, at the time you select an Income Plan. The maximum age of any Annuitant on the date we receive the completed application for each Contract is as follows:

.. 90 -- PUTNAM ALLSTATE ADVISOR

.. 85 -- PUTNAM ALLSTATE ADVISOR PLUS

.. 90 -- PUTNAM ALLSTATE ADVISOR PREFERRED

If you select an Income Plan that depends on the Annuitant or a joint Annuitant's life, we may require proof of age and sex before income payments begin and proof that the Annuitant or joint Annuitant is still alive before we make each payment.


BENEFICIARY
You may name one or more primary and contingent Beneficiaries when you apply for a Contract. The primary


                                 13  PROSPECTUS

Beneficiary is the person who may elect to receive the death benefit or become the new Contract Owner, subject to the Death of Owner provisions in your Contract, if the sole surviving Contract Owner dies before the Payout Start Date. If the sole surviving Contract Owner dies after the Payout Start Date, the primary Beneficiary will receive any guaranteed income payments scheduled to continue.

A contingent Beneficiary is the person selected by the Contract Owner who will exercise the rights of the primary Beneficiary if all named primary Beneficiaries die before the death of the sole surviving Contract Owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we accept your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made by us or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving primary or contingent Beneficiaries when the death benefit becomes payable, the new Beneficiary will be:

.. your spouse or, if he or she is no longer alive,

.. your surviving children equally, or if you have no surviving children,

.. your estate.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation or other type of non-living person, all Beneficiaries will be considered to be non- living persons.

Unless you have provided directions to the contrary, the Beneficiaries will take equal shares. If there is more than one Beneficiary in a class (e.g., more than one primary Beneficiary) and one of the Beneficiaries predeceases the Contract Owner, the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

Where there are multiple Beneficiaries, we will only value the death benefit at the time the first Beneficiary submits the necessary documentation in good order. Any death benefit amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk. If there is more than one Beneficiary taking shares of the death benefit, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the death benefit. Each Beneficiary will exercise all rights related to his or her share of the death benefit, including the sole right to select a payout option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the payout option chosen by the original Beneficiary.


MODIFICATION OF THE CONTRACT
Only an Allstate New York officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.


ASSIGNMENT
No Contract Owner has a right to assign any interest in a Contract as collateral or security for a loan. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.


PURCHASES
--------------------------------------------------------------------------------


MINIMUM PURCHASE PAYMENTS
You may make purchase payments of at least $500 or more ($50 for automatic payments) at any time prior to the Payout Start Date. The most we accept without our prior approval is $1,000,000. We reserve the right to limit the availability of the investment alternatives for additional investments.


AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of $50 or more per month by automatically transferring money from your bank account. Please consult with your sales representative for detailed information. The Automatic Additions Program is not available for making purchase


                                 14  PROSPECTUS
payments into the 7-to-12 Month Dollar Cost Averaging Option (for PUTNAM ALLSTATE ADVISOR CONTRACTS only).


ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payment among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by calling 1-800-390-1277.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our customer service center.

We use the term "business day" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern Time. If we receive your purchase payment after 4:00 p.m. Eastern Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.


CREDIT ENHANCEMENT
 (PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS only)

Each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement equal to 4% of the purchase payment.

We will allocate any Credit Enhancements to the investment alternatives according to the allocation instructions you have on file with us at the time we receive your purchase payment. We will allocate each Credit Enhancement among the investment alternatives in the same proportions as the corresponding purchase payment. For purposes of determining the death benefit and the amount applied to an Income Plan, Credit Enhancements will be included with purchase payments. We do not consider Credit Enhancements to be investments in the Contract for income tax purposes.

We use a portion of the withdrawal charge and mortality and expense risk charge to help recover the cost of providing the Credit Enhancement under the Contract. See "EXPENSES." Under certain circumstances (such as a period of poor market performance) the cost associated with the Credit Enhancement may exceed the sum of the Credit Enhancement and any related earnings. You should consider this possibility before purchasing the Contract.


CONTRACT VALUE
--------------------------------------------------------------------------------

On the Issue Date, the Contract Value is equal to:

.. your initial purchase payment for PUTNAM ALLSTATE ADVISOR CONTRACTS

.. your initial purchase payment plus the Credit Enhancement for PUTNAM ALLSTATE
  ADVISOR PLUS CONTRACTS

.. your initial purchase payment for PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS

Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus your value in the Fixed Account Option(s) offered by your Contract.


ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. For PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, we also would credit you with an additional 40 Accumulation Units of the Variable Sub-Account to reflect the 4% Credit Enhancement on your purchase payment. See"Credit Enhancement." Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.


ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account for each Contract will rise or fall to reflect:

.. changes in the share price of the Fund in which the Variable Sub-Account invests, and

.. the deduction of amounts reflecting the mortality and expense risk charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

 We determine withdrawal charges, Retirement Income Guarantee Rider fees (if applicable), transfer fees, and contract maintenance charges (if applicable), separately for each Contract. They do not affect the Accumulation


                                 15  PROSPECTUS

Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Value, please refer to the Statement of Additional Information.

YOU SHOULD REFER TO THE PROSPECTUS FOR THE FUND FOR A DESCRIPTION OF HOW THE ASSETS OF EACH SUCH FUND ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.


INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------

You may allocate your purchase payments to up to 28 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Fund. Each Fund has its own investment objective(s) and policies. We briefly describe the Funds below.

For more complete information about each Fund, including expenses and risks associated with each such Fund, please refer to the prospectus for the Fund. We will mail you a prospectus for each Fund related to the Variable Sub-Accounts to which you allocate your purchase payments.

YOU SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT ALTERNATIVES WHEN MAKING AN ALLOCATION TO THE VARIABLE SUB-ACCOUNTS. TO OBTAIN ANY OR ALL OF THE FUND PROSPECTUSES, PLEASE CONTACT US AT 1-800-390-1277.


FUND:                           EACH FUND SEEKS:
Putnam VT American Government   High current income with preservation of
 Income Fund - Class IB          capital as its secondary objective.
-------------------------------------------------------------------------------
Putnam VT Capital Appreciation  Capital appreciation.
 Fund - Class IB
-------------------------------------------------------------------------------
Putnam VT Capital               Long-term growth of capital.
 Opportunities Fund - Class IB
-------------------------------------------------------------------------------
Putnam VT Discovery Growth      Long-term growth of capital.
 Fund - Class IB
-------------------------------------------------------------------------------
Putnam VT Diversified Income    As high a level of current income as Putnam
 Fund - Class IB                 Management believes is consistent with
                                 preservation of capital.
-------------------------------------------------------------------------------
Putnam VT Equity Income Fund -  Current income. Capital growth is a secondary
 Class IB                        objective when consistent with seeking current
                                 income.
-------------------------------------------------------------------------------
Putnam VT The George Putnam     To provide a balanced investment composed of a
 Fund of Boston - Class IB       well diversified portfolio of value stocks and
                                 bonds, which produce both capital growth and
                                 current income.
-------------------------------------------------------------------------------
Putnam VT Global Asset          A high level of long-term total return
 Allocation Fund - Class IB      consistent with preservation of capital.
-------------------------------------------------------------------------------
Putnam VT Global Equity Fund -  Capital appreciation.
 Class IB
-------------------------------------------------------------------------------
Putnam VT Growth and Income     Capital growth and current income.
 Fund - Class IB
-------------------------------------------------------------------------------
Putnam VT Growth Opportunities  Capital appreciation.
 Fund - Class IB
-------------------------------------------------------------------------------
Putnam VT Health Sciences Fund  Capital appreciation.
 - Class IB
-------------------------------------------------------------------------------
Putnam VT High Yield Fund -     High current income. Capital growth is a
 Class IB                        secondary goal when consistent with achieving
                                 high current income.
-------------------------------------------------------------------------------
Putnam VT Income Fund - Class   High current income consistent with what Putnam
 IB                              Management believes to be prudent risk.
-------------------------------------------------------------------------------
Putnam VT International Equity  Capital appreciation.
 Fund - Class IB
-------------------------------------------------------------------------------
Putnam VT International Growth  Capital growth. Current income is a secondary
 and Income Fund - Class IB      objective.
-------------------------------------------------------------------------------
Putnam VT International New     Long-term capital appreciation.
 Opportunities Fund - Class IB
-------------------------------------------------------------------------------
Putnam VT Investors Fund -      Long-term growth of capital and any increased
 Class IB                        income that results from this growth.
-------------------------------------------------------------------------------

                                 16 PROSPECTUS

Putnam VT Mid Cap Value Fund -  Capital appreciation, as a secondary objective,
 Class IB                        current income.
-------------------------------------------------------------------------------
Putnam VT Money Market Fund -   As high a rate of current income as Putnam
 Class IB                        Management believes is consistent with
                                 preservation of capital and maintenance of
                                 liquidity.
-------------------------------------------------------------------------------
Putnam VT New Opportunities     Long-term capital appreciation.
 Fund - Class IB
-------------------------------------------------------------------------------
Putnam VT New Value Fund -      Long-term capital appreciation.
 Class IB
-------------------------------------------------------------------------------
Putnam VT OTC & Emerging        Capital appreciation.
 Growth Fund - Class IB
-------------------------------------------------------------------------------
Putnam VT Research Fund -       Capital appreciation.
 Class IB
-------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund  Capital appreciation.
 - Class IB
-------------------------------------------------------------------------------
Putnam VT Utilities Growth and  Capital growth and current income.
 Income Fund - Class IB
-------------------------------------------------------------------------------
Putnam VT Vista Fund - Class    Capital appreciation.
 IB
-------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class  Capital appreciation.
 IB
-------------------------------------------------------------------------------


AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE FUNDS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE FUNDS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE FUNDS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

VARIABLE INSURANCE PORTFOLIOS MIGHT NOT BE MANAGED BY THE SAME PORTFOLIO MANAGERS WHO MANAGE RETAIL MUTUAL FUNDS WITH SIMILAR NAMES. THESE PORTFOLIOS ARE LIKELY TO DIFFER FROM SIMILARLY NAMED RETAIL MUTUAL FUNDS IN ASSETS, CASH FLOW, AND TAX MATTERS. ACCORDINGLY, THE HOLDINGS AND INVESTMENT RESULTS OF A VARIABLE INSURANCE PORTFOLIO CAN BE EXPECTED TO BE HIGHER OR LOWER THAN THE INVESTMENT RESULTS OF A SIMILARLY NAMED RETAIL MUTUAL FUND.


INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account. The Fixed Account Options available under each Contract are as follows:

                                                                   ADVISOR    ADVISOR
                                                          ADVISOR   PLUS     PREFERRED
Standard Fixed Account Option                               Yes      Yes        No
7-to-12 Month Dollar Cost Averaging Option                  Yes      No         No


We may offer additional Fixed Account Options in the future. We will credit a minimum annual interest rate of 3% to money you allocate to any of the Fixed Account Options available under your Contract. Allstate New York reserves the right to delete or add Fixed Account Options. In addition, Allstate New York may limit the availability of the Standard Fixed Account Option. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.


DOLLAR COST AVERAGING FIXED ACCOUNT OPTION
(PUTNAM ALLSTATE ADVISOR CONTRACTS Only)

The Dollar Cost Averaging Fixed Account Option is one of the investment alternatives that you can use to establish a DOLLAR COST AVERAGING PROGRAM, as described on page 20. This option allows you to allocate purchase payments to the Fixed Account for up to 12 months (the "7-TO-12 MONTH DOLLAR COST AVERAGING OPTION"). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Standard Fixed Account Option described below.

You must transfer all of your money out of the 7-to-12 Month Dollar Cost Averaging Option to other investment alternatives in equal installments. For each purchase payment, the first transfer from the 7-to-12 Month Dollar Cost Averaging Option will be made the next business day after we receive the purchase payment. If we do not receive an allocation instruction from you when we receive the purchase payment, the purchase payment plus associated interest will be transferred to the Putnam Money Market Variable Sub-Account in equal monthly installments within the selected transfer period until we have received a different allocation instruction. At the end of the 12 month transfer period, we will transfer any remaining amounts in the 7-to-12 Month


                                 17  PROSPECTUS

Dollar Cost Averaging Option to the Putnam Money Market Variable Sub-Account unless you request a different investment alternative. Transfers out of the 7-to-12 Month Dollar Cost Averaging Option do not count towards the 12 transfers you can make without paying a transfer fee.

You may not transfer money from other investment alternatives to the 7-to-12 Month Dollar Cost Averaging Option. You may not use the Automatic Additions Program to make purchase payments into the 7-to-12 Month Dollar Cost Averaging Option.


STANDARD FIXED ACCOUNT OPTION
Each purchase payment or transfer allocated to a GUARANTEE PERIOD included in the Standard Fixed Account Option earns interest at a specified rate that we guarantee for a period of years. FOR PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS EACH PURCHASE PAYMENT PLUS THE APPROPRIATE PORTION OF THE CREDIT ENHANCEMENT ALLOCATED TO THE STANDARD FIXED ACCOUNT OPTION EARNS INTEREST AT THE CURRENT RATE IN EFFECT AT THE TIME OF ALLOCATION.

We are currently offering Guarantee Periods of 1, 5 and 7 years in length for Putnam Allstate Advisor and Putnam Allstate Advisor Plus Contracts. FOR PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS, WE ARE CURRENTLY NOT OFFERING THE STANDARD FIXED ACCOUNT OPTION. Existing investments in the Standard Fixed Account Option are not affected by this change. At the end of the 1-year Guarantee Period, a renewal rate will be declared as described below. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods. You select a Guarantee Period for each purchase payment or transfer. If you do not select a Guarantee Period, we will assign the same period(s) you selected for your most recent purchase payment(s). If we no longer offer that period length, then we will allocate the purchase payment or transfer to a new Guarantee Period with the next shortest term currently offered. If you have not made a prior allocation to a Guarantee Period, then we will allocate the purchase payment or transfer to a new Guarantee Period of the shortest term we are offering at that time. After the end of each Guarantee Period, we will guarantee a 1-year renewal rate.

We will credit interest daily to each amount allocated to a Guarantee Period at a rate that compounds to the annual interest rate that we declared at the beginning of the applicable Guarantee Period or on the renewal date.


INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. We do not permit transfers into the 7-to-12 Month Dollar Cost Averaging Option. WE CURRENTLY DO NOT PERMIT TRANSFERS INTO THE STANDARD FIXED ACCOUNT OPTION FOR INVESTMENTS MADE IN PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS ON OR AFTER OCTOBER 14, 2002. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below.

You may make 12 transfers per Contract Year without charge. A transfer fee equal to 0.50% of the amount transferred up to a maximum charge of $25 applies to each transfer after the 12th transfer in any Contract Year.

The minimum amount that you may transfer from the Standard Fixed Account Option or a Variable Sub-Account is $100 or the total remaining balance in the Standard Fixed Account Option or the Variable Sub-Account, if less. These limitations do not apply to the 7-to-12 Month Dollar Cost Averaging Option.

The most you can transfer from the Standard Fixed Account Option during any Contract Year is the greater of (i) 30% of the Standard Fixed Account Option balance as of the last Contract Anniversary or (ii) the greatest dollar amount of any prior transfer from the Standard Fixed Account Option. This limitation does not apply to the Dollar Cost Averaging Program. Also, if the interest rate on any renewed Guarantee Period is at least one percentage point less than the previous interest rate for that Guarantee Period, you may transfer up to 100% of the monies receiving that reduced rate within 60 days of the notification of the interest rate decrease.

We will process transfer requests that we receive before 4:00 p.m. Eastern Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 4:00 p.m. Eastern Time on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 10 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

We reserve the right to waive any transfer restrictions.


TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year. You may not convert any portion of your fixed income payments into variable income payments. You may make transfers from


                                 18  PROSPECTUS
the variable income payments to the fixed income payments to increase the proportion of your income payments consisting of fixed income payments.


TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 1-800-390-1277. The cut off time for telephone transfer requests is 4:00 p.m. Eastern time. In the event that the New York Stock Exchange closes early, i.e., before 4:00 p.m. Eastern Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received from you at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange. If you own the Contract with a joint Contract Owner, unless we receive contrary instructions, we will accept instructions from either you or the other Contract Owner.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.


MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Fund and raise its expenses, which can impair Fund performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Funds also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Fund, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Fund may experience the adverse effects of market timing and excessive trading described above.


TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

.. we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Fund or otherwise would be to the disadvantage of other Contract Owners; or

.. we are informed by one or more of the Funds that they intend to restrict the purchase, exchange, or redemption of Fund shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Fund shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

.. the total dollar amount being transferred, both in the aggregate and in the transfer request;

.. the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

.. whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Funds that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

.. whether the manager of the underlying Fund has indicated that the transfers interfere with Fund management or otherwise adversely impact the Fund; and


                                 19  PROSPECTUS

.. the investment objectives and/or size of the Variable Sub-Account underlying
  Fund.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Fund may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.


SHORT TERM TRADING FEES
The underlying Funds are authorized by SEC regulation to adopt and impose redemption fees if a Fund's Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Fund. The Fund will set the parameters relating to the redemption fee and such parameters may vary by Fund. If a Fund elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.

We will administer and collect redemption fees in connection with transfers between the Variable Sub-Accounts and forward these fees to the Fund. Please consult the Fund's prospectus for more complete information regarding the fees and charges associated with each Fund.


DOLLAR COST AVERAGING PROGRAM
You may automatically transfer a set amount from any Variable Sub-Account or from any Fixed Account Option available under your Contract to any of the other Variable Sub-Accounts through our Dollar Cost Averaging Program. The Program is available only during the Accumulation Phase. Also see "Dollar Cost Averaging Fixed Account Option" on page 17.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market.


AUTOMATIC FUND REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our AUTOMATIC FUND REBALANCING PROGRAM, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account quarterly, semi-annually, or annually. We will measure these periods according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.

Example:

  Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Putnam VT Income Fund - Class IB and 60% to be in the Putnam VT Global Equity Fund - Class IB. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Putnam VT Income Fund - Class IB now represents 50% of your holdings because of its increase in value. If you choose to have your holdings in a Contract or Contracts rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the Putnam VT Income Fund - Class IB for the appropriate Contract(s) and use the money to buy more units in the Putnam VT Global Equity Fund - Class IB so that the percentage allocations would again be 40% and 60% respectively.


                                 20  PROSPECTUS

The transfers made under the Automatic Fund Rebalancing Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee. We may sometimes refer to this Program as the "Putnam Automatic Rebalancing Program."

Fund rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.


EXPENSES
--------------------------------------------------------------------------------

As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.


CONTRACT MAINTENANCE CHARGE
(PUTNAM ALLSTATE ADVISOR CONTRACTS ONLY)

During the Accumulation Phase, on each Contract Anniversary, we will deduct a $30 contract maintenance charge from your assets invested in the Putnam Money Market Variable Sub-Account. If there are insufficient assets in that Variable Sub-Account, we will deduct the balance of the charge proportionally from the other Variable Sub-Accounts. We also will deduct this charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. We will waive this charge if:

.. your total Contract Value is $50,000 or more on a Contract Anniversary or on the Payout Start Date, or

.. all of your money is allocated to the Fixed Account Options on a Contract
  Anniversary or all income payments are fixed income payments.

We also reserve the right to waive this charge if you own more than one Contract and the Contracts meet certain minimum dollar amount requirements. In addition, we reserve the right to waive this charge for all Contracts.


MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily from the net assets you have invested in the Variable Sub-Accounts. The annual rate of the charge is:

.. 1.25% for PUTNAM ALLSTATE ADVISOR CONTRACTS

.. 1.60% for PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS

.. 1.65% for PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS

The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be sufficient in the future to cover the cost of administering the Contract. For PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, the mortality and expense risk charge also helps pay for the cost of the Credit Enhancement. If the charges under the Contract are not sufficient, then Allstate New York will bear the loss.

We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.


RETIREMENT INCOME GUARANTEE RIDER FEE
We impose a separate fee for the Retirement Income Guarantee Rider. The fee equals, on an annual basis, 0.30% of the Income Base. See "Retirement Income Guarantee Rider" for details.


TRANSFER FEE
We impose a fee upon transfers in excess of 12 during any Contract Year. The fee is equal to 0.50% of the dollar amount transferred up to a maximum charge of $25. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Fund Rebalancing Program.


WITHDRAWAL CHARGE
We may assess a withdrawal charge from the purchase payment(s) you withdraw. The amount of the charge will depend on the number of years that have elapsed since we received the purchase payment being withdrawn. A schedule showing the charge applicable for each Contract appears on page 10. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower. The Contracts differ in the following respects:

PUTNAM ALLSTATE ADVISOR CONTRACTS



                                 21  PROSPECTUS

Under PUTNAM ALLSTATE ADVISOR CONTRACTS, you can withdraw up to the PREFERRED WITHDRAWAL AMOUNT each Contract Year without paying the withdrawal charge. The Preferred Withdrawal Amount is the greater of earnings not previously withdrawn, or 15% of your total purchase payments. Unused portions of this 15% "Preferred Withdrawal Amount" are not carried forward to future Contract Years.

PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS

Under PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, you can withdraw up to the PREFERRED WITHDRAWAL AMOUNT each Contract Year without paying the withdrawal charge. The Preferred Withdrawal Amount is 15% of total purchase payments. Unused portions of this 15% "Preferred Withdrawal Amount" are not carried forward to future Contract Years. Credit Enhancements are not considered Purchase Payments when determining the Preferred Withdrawal Amount.

PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS

Under PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS, you can withdraw up to the PREFERRED WITHDRAWAL AMOUNT each Contract Year without paying the withdrawal charge. The Preferred Withdrawal Amount is 15% of total purchase payments. Unused portions of this 15% "Preferred Withdrawal Amount" are not carried forward to future Contract Years.

ALL CONTRACTS. We will deduct withdrawal charges, if applicable, from the amount paid. For purposes of the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first. We will not deduct a withdrawal charge when you have withdrawn all purchase payments. However, for federal income tax purposes, earnings are considered to come out first, which means you pay taxes on the earnings portion of your withdrawal.

We do not apply a withdrawal charge in the following situations:

.. on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);

.. the death of the Contract Owner or Annuitant (unless the Settlement Value is used); or

.. withdrawals taken to satisfy IRS minimum distribution rules for the Contract.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts, and to help defray the cost of the Credit Enhancement for the PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, or the cost of the Credit Enhancement, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

You should consult your own tax counsel or other tax advisers regarding any withdrawals.


PREMIUM TAXES
Currently, we do not make deductions for premium taxes under the Contracts because New York does not charge premium taxes on annuities. We may deduct taxes that may be imposed in the future from purchase payments or the Contract Value when the tax is incurred or at a later time.


OTHER EXPENSES
Each Fund deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Fund whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectus for the Funds. For a summary of maximum and minimum Fund annual expenses, see page 11 above. Allstate New York or the principal underwriter of the Contracts, Allstate Distributors, L.L.C. ("Allstate Distributors"), may receive compensation from the Funds' investment adviser, distributor, or their affiliates for administrative, distribution (12b-1), or other services Allstate Distributors or we provide to the Funds.


ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 22. The amount payable upon withdrawal is the Contract Value next computed after we receive the request for a withdrawal at our customer service center, less any applicable withdrawal charges, Retirement Income Guarantee Rider fees, income tax withholding, any applicable contract maintenance charge and any premium taxes. Our customer service center address appears on page 1 of this prospectus. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You can withdraw money from the Variable Account or the Fixed Account Option(s) available under your Contract. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge and premium taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.


                                 22  PROSPECTUS

In general, you must withdraw at least $50 at a time. Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. If you request a total withdrawal, we may require that you return your Contract to us. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawal and other charges and taxes.


POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. the New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted,

2. an emergency exists as defined by the SEC, or

3. the SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Option(s) available under your Contract for up to 6 months or shorter period if required by law. If we delay payment or transfer for 10 days or more, we will pay interest as required by law.


SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. Please consult your sales representative or call us at 1-800-390-1277 for more information. Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Option(s) available under your Contract, systematic withdrawals may reduce or even exhaust the Contract Value. Please consult your tax adviser before taking any withdrawal.


INCOME PAYMENTS
--------------------------------------------------------------------------------


PAYOUT START DATE
The Payout Start Date is the day that we apply your Contract Value to an Income Plan. The Payout Start Date must be at least 30 days after the Issue Date. The anticipated Payout Start Date is the later of:

.. the Annuitant's 90/th/ birthday; or

.. the 10th Contract Anniversary.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.


INCOME PLANS
An "Income Plan" is a series of payments made on a scheduled basis to you or to another person designated by you. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years. Income payments to Beneficiaries may be subject to restrictions established by the Contract Owner. After the Payout Start Date, and except as described below, you may not make withdrawals or change your choice of Income Plan.

Currently nine Income Plans are available. Income Plans provide:

.. fixed income payments;

.. variable income payments; or

.. a combination of the two.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis". Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

The nine Income Plans are:

INCOME PLAN 1 -- LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the selected number of guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract. In general, more guaranteed payments means that each payment will be smaller than it would have been with a shorter guarantee payment period. This payment plan does not permit withdrawals.

INCOME PLAN 2 -- JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant, named at the time the plan was selected, is alive. If both the Annuitant and joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract. You may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the


                                 23  PROSPECTUS
amount of each income payment initially will be higher, but a reduction will take effect at the later of 1) the death of an Annuitant; or 2) at the end of the guaranteed payment period. This payment plan does not permit withdrawals.

INCOME PLAN 3 -- GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. Income payments for less than 120 months may be subject to a withdrawal charge. We will deduct the mortality and expense risk charge from the assets of the Variable Sub-Accounts supporting this Plan even though we may not bear any mortality risk. Income payments under Income Plan 3 are subject to the rules set forth in the Guaranteed Payment Plan section below.

INCOME PLAN 4 -- COMBINATION LIFE INCOME AND GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD. Under this plan, we make periodic income payments under two separate coverages: a life annuity and a guaranteed payment annuity. A life annuity (one that does not contain any guaranteed payment period) provides income payments over the Annuitant's life. A guaranteed payment annuity provides income payments over a specified period. The guaranteed payment annuity portion of Income Plan 4 is subject to the rules set forth in the Guaranteed Payment Plan section below.

INCOME PLAN 5 -- COMBINATION JOINT AND SURVIVOR LIFE INCOME AND GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD. Under this plan, we make periodic income payments under two separate coverages: a joint life and survivor annuity and a guaranteed payment annuity. A joint life and survivor annuity (one that does not contain any guaranteed payment period) provides income payments for at least as long as either the Annuitant or joint Annuitant is alive. A guaranteed payment annuity provides income payments over a specified period, and is subject to the rules set forth in the Guaranteed Payment Plan section below. On the life coverage, you may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the payments initially will be larger, but a reduction will take effect at the death of an Annuitant.

INCOME PLAN 6 -- LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the death of the Annuitant. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Payments under this plan are available only as fixed income payments. This payment plan does not permit withdrawals.

INCOME PLAN 7 -- JOINT LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the deaths of both the Annuitant and joint Annuitant. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments. This payment plan does not permit withdrawals.

INCOME PLAN 8 -- LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of (1) the death of the Annuitant, or
(2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Payments under this plan are available only as fixed income payments. This payment plan does not permit withdrawals.

INCOME PLAN 9 -- JOINT LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of (1) the deaths of both the Annuitant and joint Annuitant, or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments. This payment plan does not permit withdrawals.

If you choose an Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant are alive before we make each payment. Please note that under Income Plans 1 and 2, and the life annuity and joint life and survivor annuity portion of Income Plans 4 and 5, respectively, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only one income payment if the Annuitant or any joint Annuitant both die before the second income payment, or only two income payments if they die before the third income payment, and so on.

GUARANTEED PAYMENT PLANS. For Income Plan 3 and the guaranteed payment annuity portion of Income Plans 4 and 5 ("GUARANTEED PAYMENT PLANS"):

.. The minimum payment period you may choose is 5 years.

.. If the oldest Annuitant is under age 70, you may choose a period up to age 100 subject to a maximum of 50 years.

.. If the oldest Annuitant is age 70 or over, you may choose a period up to a maximum of 30 years.

In general, the longer the guarantee period you select, the smaller each payment will be.


                                 24  PROSPECTUS

You may make withdrawals from a guaranteed payment plan after the Payout Start Date. You may terminate all or part of the income payments at any time and receive a lump sum equal to their present value as of the close of the Valuation Date (see VALUATION DATE ) on which we receive your request. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. To determine the present value of any fixed income payments being withdrawn, we discount each payment using our currently applicable interest rates. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply. You may not make any withdrawals after the Payout Start Date on the life annuity portion of Income Plans 4 and 5.

During the guaranteed payment period, you may request to modify the length of the payment period. Currently, we allow you to make this change once each 365-day period. We reserve the right to change this practice at any time without prior notice. If you elect to change the length of the payment period, the new payment period must be within the original maximum and minimum period you would have been permitted to select on your original Payout Start Date. We may apply a withdrawal charge.

If you change the length of your guaranteed payment period, we will compute the present value of your remaining payments, using the same assumptions we would use if you were terminating the guaranteed payment plan, as described above. Then we adjust the size of the remaining guaranteed payments to equal what that value would support based on those same assumptions and based on the revised guarantee period. A shorter guarantee period will generally mean that each payment is larger, while a longer guarantee period will generally mean that each payment is smaller.

Under guaranteed payment plans, we currently allow you to change the frequency of your payments. Any change in the frequency of payments takes effect on the next payment date.

Changes to either the frequency of payments or length of a guaranteed payment plan will result in a change to the payment amount and may change the amount of each payment that is taxable to you.

ADDITIONAL INFORMATION. We may make other Income Plans available. You may obtain information about them by writing or calling us.

You must apply at least the Contract Value in the Fixed Account on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account to fixed income payments.

We will apply your Contract Value, less applicable taxes, to your Income Plan on the Payout Start Date. We can make income payments in monthly, quarterly, semi-annual or annual installments, as you select. If the Contract Owner has not made any purchase payments for at least 2 years preceding the Payout Start Date, and the Contract Value is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:

.. terminate the Contract and pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

.. reduce the frequency of your payments so that each payment will be at least
  $20.


VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience or (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. The total amount of your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Funds; and (b) under some of the income plans, we make income payments only so long as an Annuitant is alive or any applicable guarantee payment period has not yet expired.

In calculating the amount of the periodic payments in the annuity tables in the Contracts, we used an assumed investment rate ("AIR", also known as benchmark rate) of 3%. We reserve the right to offer other assumed investment rates. If the actual net investment return of the Variable Sub-Accounts you choose is less than the AIR, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the AIR. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. With a higher AIR, your initial income payment will be larger than with a lower AIR. While income payments continue to be made, however, this disparity will become smaller and, if the payments have continued long enough, each payment will be smaller than if you had initially chosen a lower AIR. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.


                                 25  PROSPECTUS

You may elect a variable income payment stream consisting of level monthly payments. If you elect level monthly payments, the payments must be recalculated annually. You may only elect level monthly payments at or before your Payout Start Date. You cannot elect any fixed income payments while variable level monthly payments are being made. We will determine the amount of each annual payment as described above, place this amount in our general account, and distribute it in level monthly payments. The sum of the level payments will exceed the annual calculated amount because of an interest rate factor we use, which may vary from year to year but will not be less than 2.0% per year. We do not allow withdrawals of the annual amount unless you make a full or partial withdrawal request of the value of the remaining payments under a guaranteed payment plan. If the Annuitant dies during the period of level monthly payments, any life contingencies you chose will be the same as under the income plan you chose. For example, if your income plan contains a life only payment plan and the Annuitant dies during the year, the Beneficiary is not entitled to the remaining levelized monthly payments for that year.


FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. The guaranteed income payment amounts will change if the frequency of payments or the length of the payment period changes.

We calculate the fixed income payments by:

1. deducting any applicable premium tax; and

2. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer your request to make a withdrawal from fixed income payments for a period of up to 6 months or whatever shorter time state law may require. If we defer payments for 10 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.


RETIREMENT INCOME GUARANTEE RIDER
Effective January 1, 2004, the Retirement Income Guarantee Rider is no longer being offered. If you added the Retirement Income Guarantee Rider to your Contract prior to January 1, 2004, your Rider will continue to apply to your Contract. The following describes the Retirement Income Guarantee Rider for Contract Owners who elected the Rider prior to Janaury 1, 2004. The Rider guarantees that the amount of income payments you receive will not be less than those determined by applying the Income Base, less any applicable taxes, to the minimum guaranteed rate (rather than to any current rates we may be offering) for the Income Plan you select ("GUARANTEED INCOME BENEFIT"). Only Income Plan 1 or Income Plan 2 may be chosen. Commutation is not allowed when utilizing this benefit. You may exercise this benefit up to your latest Payout Start Date. Once elected the Rider may not be canceled.

ELIGIBILITY. To qualify for an income benefit under the Rider, you must meet the following conditions as of the Payout Start Date:

.. You must elect a Payout Start Date that is on or after the 10th anniversary of the date we issued the Rider (the "RIDER DATE");

.. The Payout Start Date must occur during the 30 day period following a Contract
  Anniversary;

.. The oldest Annuitant must be age 90 or younger;

.. You must elect to receive fixed income payments (calculated using the guaranteed Income Payment Tables provided in your Contract); and

.. The Income Plan you have selected must provide for payments guaranteed for either a single life or joint lives with a specified period of at least:

  . 10 years, if the youngest Annuitant's age is 80 or less on the date the amount is applied, or

  . 5 years, if the youngest Annuitant's age is greater than 80 on the date the amount is applied.

RETIREMENT INCOME GUARANTEE RIDER FEE. The current annual charge for the Retirement Income Guarantee Rider is 0.30% multiplied by the Income Base in effect on each Contract Anniversary. We deduct the fees only from the Variable Sub-account(s) on a pro-rata basis.

For the initial Contract Anniversary after the Rider Date, we will deduct a Rider fee pro rated to reflect the number of full months (30-day periods) from the Rider Date to the Contract Anniversary. In the case of a full withdrawal of the Contract Value on any date other than the Contract Anniversary, we will deduct from the amount paid upon withdrawal the Rider fee multiplied by the appropriate Income Base immediately prior to the withdrawal pro rated to reflect the number of full months (30-day periods) the Rider was in effect during the current Contract Year. We will not deduct the Rider fee during the Payout Phase.

RETIREMENT INCOME GUARANTEE RIDER: The Rider guarantees that the amount of income payments you receive will not be less than those determined by applying the Income Base, less any applicable taxes, to the minimum guaranteed rate (rather than to any current rates we may be offering) for the Income Plan you select. The Income Base is used solely for the purpose of calculating the guaranteed income benefit and does not provide a Contract Value or guarantee performance of any investment alternative. It is not available as a Contract Value, Settlement Value, or Death Benefit, nor is it used in the calculation of such values.

We determine the Income Base as follows:


                                 26  PROSPECTUS

INCOME BASE. On the Rider Date, the Income Base is equal to the Contract Value. After the Rider Date, we recalculate the Income Base as follows on the Contract Anniversary and when a purchase payment or withdrawal is made:

.. For purchase payments, the Income Base is equal to the most recently calculated Income Base plus the purchase payment.

.. For withdrawals, the Income Base is equal to the most recently calculated
  Income Base reduced by a withdrawal adjustment.

.. On each Contract Anniversary, the Income Base is equal to the greater of the Contract Value on that Contract Anniversary or the most recently calculated Income Base.

In the absence of any withdrawals or purchase payments, the Income Base will be equal to the greatest of the Contract Value as of the Rider Date and all Contract Anniversary Contract Values between the Rider Date and the Payout Start Date. We will recalculate the Income Base for purchase payments, for withdrawals and on Contract Anniversaries until the first Contract Anniversary on or after the 85th birthday of the oldest Contract Owner or, if no Contract Owner is a living individual, the oldest Annuitant. After that date, we will recalculate the Income Base only for purchase payments and withdrawals.

For purposes of computing the Income Base, the withdrawal adjustment is equal to
(1) divided by (2), with the result multiplied by (3), where:

1) = withdrawal amount,

2) = the Contract Value immediately prior to the withdrawal, and

3) = the most recently calculated Income Base.

See Appendix C for an example of how the withdrawal adjustment applies.

We determine the guaranteed income benefit amount by applying the Income Base, less any applicable taxes, to the minimum guaranteed rate (rather than to any current rates we may be offering) for the Income Plan that you select. On the Payout Start Date, the income payment will be the greater of (i) the income payment provided by the guaranteed income benefit or (ii) the income payment provided in the fixed amount income payment provision of the Contract.The guaranteed income benefit will only apply if you elect to receive fixed income payments (calculated using the guaranteed Income Payment Tables provided in your Contract) under certain life contingent Income Plans (see "Eligibility" requirements above). If, however, you apply the Contract Value and not the guaranteed income benefit to the Income Plan, then you may select any Income Plan we offer at that time and/or use current annuity payment rates then in effect. If you expect to apply your Contract Value to variable income payment options and/or apply your Contract Value using current annuity payment rates then in effect, electing the Retirement Income Guarantee Rider may not be appropriate.


CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age. However, we reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan you should consult with legal counsel as to whether the purchase of a Contract is appropriate.


DEATH BENEFITS
--------------------------------------------------------------------------------

We will pay a death benefit if, prior to the Payout Start Date:

1. any Contract Owner dies, or

2. the Annuitant dies.

We will pay the death benefit to the new Contract Owner who is determined immediately after the death. The new Contract Owner would be a surviving Contract Owner(s) or, if none, the Beneficiary(ies). In the case of the death of the Annuitant, we will pay the death benefit to the current Contract Owner.


DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, if we receive a complete request for settlement of the death benefit within 180 days of the date of your death, the death benefit is equal to the greatest of the following death benefit alternatives:

1. the Contract Value as of the date we determine the death benefit, or

2. the sum of all purchase payments (and including Credit Enhancements in the case of PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS), less an adjustment for withdrawals (see "withdrawal adjustment" on page 28), or

3. the most recent MAXIMUM ANNIVERSARY VALUE prior to the date we determine the death benefit (see "Maximum Anniversary Value" below).

If we do not receive a complete request for payment of the death benefit within 180 days of the date of your death, the death benefit is equal to the greater of:

1. the Contract Value as of the date we determine the death benefit, or


                                 27  PROSPECTUS

2. the Settlement Value as of the date we determine the death benefit. The "SETTLEMENT VALUE" is the Contract Value, less any applicable withdrawal charge, premium tax and in the case of PUTNAM ALLSTATE ADVISOR CONTRACTS, contract maintenance charge.

Allstate reserves the right to extend or waive the 180-day period, on a non-discriminatory basis. This right applies only to the amount payable as death benefit and in no way restricts when a claim may be filed.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for settlement of the death benefit. If we receive a request after 4:00 p.m. Eastern Time on a Valuation Date, we will process the request as of the end of the following Valuation Date. A request for settlement of the death benefit must include DUE PROOF OF DEATH. We will accept the following documentation as "Due Proof of Death":

.. a certified copy of a death certificate,

.. a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

.. other documentation as we may accept in our sole discretion.

Where there are multiple Beneficiaries, we will only value the death benefit at the time the first Beneficiary submits the necessary documentation in good order. Any death benefit amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.

MAXIMUM ANNIVERSARY VALUE. On the Issue Date, the Maximum Anniversary Value is equal to the initial purchase payment (including Credit Enhancement in the case of PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS). After the Issue Date, we recalculate the Maximum Anniversary Value when a purchase payment or withdrawal is made or on a Contract Anniversary as follows:

1. For purchase payments, the Maximum Anniversary Value is equal to the most recently calculated Maximum Anniversary Value plus the purchase payment (including Credit Enhancement in the case of PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS).

2. For withdrawals, the Maximum Anniversary Value is equal to the most recently calculated Maximum Anniversary Value reduced by a withdrawal adjustment, as defined below.

3. On each Contract Anniversary, the Maximum Anniversary Value is equal to the greater of the Contract Value or the most recently calculated Maximum Anniversary Value.

In the absence of any withdrawals or purchase payments, the Maximum Anniversary Value will be the greatest of all Contract Anniversary Contract Values on or prior to the date we calculate the death benefit.

We will recalculate the Maximum Anniversary Value until the first Contract Anniversary after the 80th birthday of the oldest Contract Owner or, if no Contract Owner is a living individual, the Annuitant. After that date, we will recalculate the Maximum Anniversary Value only for purchase payments and withdrawals. The Maximum Anniversary Value will never be greater than the maximum death benefit allowed by any applicable state non-forfeiture laws.

WITHDRAWAL ADJUSTMENT. The withdrawal adjustment reduces the purchase payment value and the Maximum Anniversary Value by the same proportion as the withdrawal reduces the Contract Value. The withdrawal adjustment is equal to (1) divided by
(2), with the result multiplied by (3), where:

1)  = the withdrawal amount,

2)  = the Contract Value immediately prior to the withdrawal, and

3) = the value of the applicable death benefit alternative immediately prior to the withdrawal.

See Appendix D for an example of a withdrawal adjustment.

DEATH BENEFIT PAYMENTS

DEATH OF CONTRACT OWNER. If you die prior to the Payout Start Date, the new Contract Owner will be the surviving Contract Owner. If there is no surviving Contract Owner, the new Contract Owner will be the Beneficiary(ies) as described in the "Beneficiary" section on page 13. The new Contract Owner will have the options described below; except that if the new Contract Owner took ownership as the Beneficiary, the new Contract Owner's options will be subject to any restrictions previously placed upon the Beneficiary.

IF THE SOLE NEW CONTRACT OWNER IS YOUR SPOUSE, he or she may elect to:

1. receive the death benefit in a lump sum, or

2. apply an amount equal to the death benefit to one of the available Income Plans, described on page 23. The Payout Start Date must be within one year of the date of your death. Income payments must be:

  (a) over the life of the new Contract Owner;

  (b) for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Contract Owner; or

  (c) over the life of the new Contract Owner with a guaranteed number of payments from 5 to 30 years, but not to exceed the life expectancy of the new Contract Owner.

If your spouse does not elect one of the options above, the Contract will continue in the Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the following conditions apply:


                                 28  PROSPECTUS

On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the date we receive the complete request for settlement of the death benefit. Unless otherwise instructed by the continuing spouse, the excess, if any of the death benefit over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Period during which we receive the complete request for settlement of the death benefit, except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Putnam VT Money Market Fund - Class IB. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

   i. transfer all or a portion of the excess among the        Variable
  Sub-Accounts;

  ii. transfer all or a portion of the excess into the    Standard Fixed
  Account, if available, and begin a new Guarantee Period; or

  iii. transfer all or a portion of the excess into a combination of Variable Sub-Accounts and the Standard Fixed Account, if available.

Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.

Only one spousal continuation is allowed under this Contract.

If the surviving spouse continues the Contract in the Accumulation Phase, the surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a withdrawal charge.

Prior to the Payout Start Date, the death benefit of the continued Contract will be the greater of:

.. the sum of all gross purchase payments (including Credit Enhancements in the case of PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS) less any withdrawals; or

.. the Contract Value on the date we determine the death benefit; or

.. the Maximum Anniversary Value as defined in the "Death Benefit Amount" section, with the following changes:

  .  "Issue Date" is replaced by the date the Contract is continued,

  . "initial purchase payment" (including Credit Enhancements in the case of PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS) is replaced with the death benefit as described at the end of the Valuation Period during which we received Due Proof of Death.

IF THE NEW CONTRACT OWNER IS A LIVING PERSON WHO IS NOT YOUR SPOUSE, OR IF THERE ARE MULTIPLE NEW OWNERS, the new Contract Owner may elect to:

1. receive the death benefit in a lump sum, or

2. apply an amount equal to the death benefit to one of the available Income Plans described above. The Payout Start Date must be within one year of the date of your death. Income payments must be:

  (a) over the life of the new Contract Owner,

  (b) for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Contract Owner, or

  (c) over the life of new Contract Owner with a guaranteed number of payments from 5 to 30 years, but not to exceed the life expectancy of the new Contract Owner.

If the new Contract Owner does not elect one of the options above, then the new Contract Owner must receive the Contract Value payable within 5 years of the date of your death. The Contract Value under this option will equal the amount of the death benefit as determined as of the date we receive the complete request for settlement of the death benefit. Unless otherwise instructed by the new Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Putnam VT Money Market Fund - Class IB. The new Contract Owner may exercise all rights as set forth in the "Transfers" provision of your Contract during this 5-year period. See the "Investment Alternatives:
Transfers" section on page 18, for more information regarding transfers.

No additional purchase payments may be added to the Contract under this election. Withdrawal charges will be waived for any withdrawals made during this 5-year period.

If the new Contract Owner dies before receiving all of the Contract Value, then the new Contract Owner's named Beneficiary(ies) will receive the greater of the Settlement Value or the remaining Contract Value. This amount must be received as a lump sum within 5 years of the date of the original Contract Owner's death.

We reserve the right to offer additional options upon Death of Contract Owner.

IF THE NEW CONTRACT OWNER IS A CORPORATION, TRUST OR OTHER NON-LIVING PERSON, the new Contract Owner may elect to:

1. receive the death benefit in a lump sum; or

2. receive the Contract Value payable within 5 years of your date of death.

The Contract Value under this option will equal the amount of the death benefit as determined as of the date we receive the complete request for settlement of the death benefit. Unless otherwise instructed by the new Contract Owner, the excess, if any, of the death benefit


                                 29  PROSPECTUS
over the Contract Value will be allocated to the Putnam VT Money Market Fund - Class IB. The new Contract Owner may exercise all rights as set forth in the Transfers provision of your Contract during this 5-year period. See the "INVESTMENT ALTERNATIVES: TRANSFERS" section on page 18, for more information regarding transfers.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5-year period.

We reserve the right to offer additional options upon Death of Contract Owner.

If any new Contract Owner is a non-living person, all new Contract Owners will be considered to be non-living persons for the above purposes.

Under any of these options, all ownership rights, subject to any restrictions previously placed upon any Beneficiary, are available to the new Contract Owner from the date of your death to the date on which the death proceeds are paid.

In any event, the entire value of the Contract must be distributed within 5 years after the date of death unless an Income Plan is elected or a surviving spouse continues the Contract in accordance with the provisions described above.

DEATH OF ANNUITANT. If the Annuitant who is not also the Contract Owner dies prior to the Payout Start Date, the Contract Owner must elect one of the applicable options described below.

If the Contract Owner is a living person, the Contract Owner may elect to continue the Contract as if the death had not occurred, or the Contract Owner may choose to:

1. receive the death benefit in a lump sum; or

2. apply the death benefit to one of the available Income Plans described above. The Payout Start Date must be within one year of the date of your death. Income payments must be:

  (a) over the life of the new Contract Owner,

  (b) for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Contract Owner, or

  (c) over the life of new Contract Owner with a guaranteed number of payments from 5 to 30 years, but not to exceed the life expectancy of the new Contract Owner.

If the Contract Owner is not the Annuitant and the Annuitant dies, the Contract Owner has 60 days from the date the company receives the complete request for settlement of the death benefit to select an income plan without incurring a tax on the entire gain in the Contract. If the Contract Owner elects to continue the Contract they will be taxed on the entire gain in the Contract computed on the date of continuance. We are required to report such gain to the IRS as income to the Contract Owner. An additional 10% federal tax penalty may apply if the Contract Owner is under age 59 1/2. Any amount included in the Contract Owner's gross income as a result of a Contract continuance will increase the investment in the Contract for future distributions.

If the Contract Owner elects to continue the Contract or to apply the death benefit to an Income Plan, the new Annuitant will be the youngest Contract Owner, unless the Contract Owner names a different Annuitant.

If the Contract Owner is a non-living person, the Contract Owner may elect to:

1. receive the death benefit in a lump sum; or

2. receive the Contract Value payable within 5 years of the Annuitant's date of death. On the date we receive the complete request for settlement of the death benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Putnam VT Money Market Fund - Class IB.The Contract Owner may then exercise all rights as set forth in the Transfers provision of your Contract during this 5-year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5-year period.

Under any of these options, all ownership rights are available to the non-living Contact Owner from the date of the Annuitant's death to the date on which the death proceeds are paid.

We reserve the right to offer additional options upon Death of Annuitant.


MORE INFORMATION
--------------------------------------------------------------------------------


ALLSTATE NEW YORK
Allstate New York is the issuer of the Contract. Allstate New York is a stock life insurance company organized under the laws of the State of New York. Allstate New York was incorporated in 1967 and was known as "Financial Life Insurance Company" from 1967 to 1978. From 1978 to 1984, Allstate New York was known as "PM Life Insurance Company." Since 1984 the company has been known as "Allstate Life Insurance Company of New York."

Allstate New York is currently licensed to operate in New York. Our Home Office address is 100 Motor Parkway, Hauppauge, NY 11788-5107. Our customer service center is located in Lincoln, Nebraska (mailing address: P.O. Box 82656, Lincoln, NE 68501-2656).

Allstate New York is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary

                                 30  PROSPECTUS
of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of Illinois. With the exception of directors' qualifying shares, all of the outstanding capital stock of Allstate Insurance Company is owned by The Allstate Corporation.

Effective June 1, 2006, Allstate New York entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate New York sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Pursuant to the Agreement Allstate New York and PICA also have entered into an administrative services agreement which provides that PICA or an affiliate will administer the Variable Account and the Contracts after a transition period that may last up to two years. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.


THE VARIABLE ACCOUNT
Allstate New York established the Allstate Life of New York Separate Account A on December 15, 1995. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate New York.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under New York law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate New York.

The Variable Account consists of multiple Variable Sub-Accounts, each of which are available through the Contracts. Each Variable Sub-Account invests in a corresponding Fund. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Funds. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.


THE FUNDS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Funds in shares of the distributing Funds at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Funds held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Funds that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract Owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Fund as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-Account by the net asset value per share of the corresponding Fund. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Fund shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN FUNDS. If the shares of any of the Funds are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Fund and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional underlying mutual fund portfolios. We will notify you in advance of any change.

CONFLICTS OF INTEREST. The Funds sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Fund. The board of directors of the Funds monitors for possible conflicts among

                                 31  PROSPECTUS
separate accounts buying shares of the Funds. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Funds' board of directors may require a separate account to withdraw its participation in a Fund. A Fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.


THE CONTRACTS
DISTRIBUTION. Allstate Distributors, L.L.C. ("Allstate Distributors"), a wholly owned subsidiary of Allstate Life, will serve as principal underwriter of the Contracts. Allstate Distributors is a registered broker dealer under the Securities and Exchange Act of 1934, as amended, ("Exchange Act") and a member of NASD. Contracts are sold by registered representatives of unaffiliated broker-dealers or bank employees who are licensed insurance agents appointed by Allstate New York, either individually or through an incorporated insurance agency and have entered into a selling agreement with Allstate Distributors to sell the Contract.

We will pay commissions to broker-dealers who sell the Contracts. Commissions paid may vary, but we estimate that the total commission paid on all Contract sales will not exceed 8.5% of all purchase payments. From time to time, we may pay or permit other promotional incentives, in cash or credit or other compensation. The commission is intended to cover distribution expenses. Contracts may be sold by representatives or employees of banks which may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.

Allstate New York may pay Allstate Distributors a commission for distribution of the Contracts. The underwriting agreement with Allstate Distributors provides that we will reimburse Allstate Distributors for expenses incurred in distributing the Contracts, including any liability to Contract Owners arising out of services rendered or Contracts issued.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. Pursuant to the Agreement, we entered into an administrative services agreement with PICA whereby, after a transition period that may last up to two years, PICA or an affiliate will provide administrative services to the Variable Account and the Contracts on our behalf.

We provide the following administrative services, among others:

.. issuance of the Contracts;

.. maintenance of Contract Owner records;

.. Contract Owner services;

.. calculation of unit values;

.. maintenance of the Variable Account; and

.. preparation of Contract Owner reports.

We will send you Contract statements and transaction confirmations at least annually. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


NON-QUALIFIED ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Allstate New York no longer issues deferred annuities to employer sponsored qualified retirement plans.


LEGAL MATTERS
All matters of New York law pertaining to the Contracts, including the validity of the Contracts and Allstate New York's right to issue such Contracts under New York insurance law, have been passed upon by Michael J. Velotta, General Counsel of Allstate New York.


LEGAL PROCEEDINGS
There are no pending legal proceedings to which the Separate Account is a party. Allstate New York is engaged from time to time in routine lawsuits, which, in management's judgment, are not likely to have a material effect, either individually or in the aggregate, on the operating results, cash flows or financial position of Allstate New York.


                                 32  PROSPECTUS

TAXES
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE NEW YORK MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
Allstate New York is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate New York, and its operations form a part of Allstate New York, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate New York believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate New York does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate New York does not intend to make provisions for any such taxes. If Allstate New York is taxed on investment income or capital gains of the Variable Account, then Allstate New York may impose a charge against the Variable Account in order to make provision for such taxes.


TAXATION OF VARIABLE ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

.. the Contract Owner is a natural person,

.. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

.. Allstate New York is considered the owner of the Variable Account assets for federal income tax purposes.


NON-NATURAL OWNERS. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.


EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section.
 In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the surviving Contract Owner. Since the trust will be the surviving Contract Owner in all cases, the Death Benefit will be payable to the trust notwithstanding any beneficiary designation on the annuity contract. A trust, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment; or 2) payment deferred up to five years from date of death.


DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate New York does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.


OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification


                                 33  PROSPECTUS
regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate New York does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.


TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.


TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.


TAXATION OF LEVEL MONTHLY VARIABLE ANNUITY PAYMENTS. You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.


WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.


DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

.. if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

.. if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

.. if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner


                                 34  PROSPECTUS
  for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.


TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

.. if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

.. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.


PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or becoming totally disabled,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made under an immediate annuity, or

.. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.


PARTIAL EXCHANGES. The IRS has issued a ruling that permits partial exchanges of annuity contracts. Under this ruling, if you take a withdrawal from a receiving or relinquishing annuity contract within 24 months of the partial exchange, then special aggregation rules apply for purposes of determining the taxable amount of a distribution. The IRS has issued limited guidance on how to aggregate and report these distributions. The IRS is expected to provide further guidance; as a result, it is possible that the amount we calculate and report to the IRS as taxable could be different. Your Contract may not permit partial exchanges.


TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.


AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate New York (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


INCOME TAX WITHHOLDING
Generally, Allstate New York is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate New York is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.


                                 35  PROSPECTUS

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate New York as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

.. Individual Retirement Annuities (IRAs) under Code Section 408(b);

.. Roth IRAs under Code Section 408A;

.. Simplified Employee Pension (SEP IRA) under Code Section 408(k);

.. Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code Section
  408(p);

.. Tax Sheltered Annuities under Code Section 403(b);

.. Corporate and Self Employed Pension and Profit Sharing Plans under Code
  Section 401; and

.. State and Local Government and Tax-Exempt Organization Deferred Compensation
  Plans under Code Section 457.

Allstate New York reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate New York no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate New York can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Allstate New York does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.


TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED TAX QUALIFIED CONTRACT. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made to a beneficiary after the Contract Owner's death,

.. attributable to the Contract Owner being disabled, or

.. made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.


REQUIRED MINIMUM DISTRIBUTIONS. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn


                                 36  PROSPECTUS
from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount. These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.


THE DEATH BENEFIT AND TAX QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Allstate New York reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.


PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM TAX QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or total disability,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made after separation from service after age 55 (does not apply to IRAs),

.. made pursuant to an IRS levy,

.. made for certain medical expenses,

.. made to pay for health insurance premiums while unemployed (applies only for IRAs),

.. made for qualified higher education expenses (applies only for IRAs)

.. made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and

.. from an IRA or attributable to elective deferrals under a 401(k) plan,
    403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, and before Dec. 31, 2007, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON TAX QUALIFIED CONTRACTS. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


INCOME TAX WITHHOLDING ON TAX QUALIFIED CONTRACTS. Generally, Allstate New York is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate New York is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:


                                 37  PROSPECTUS

.. required minimum distributions, or,

.. a series of substantially equal periodic payments made over a period of at least 10 years, or,

.. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

.. hardship distributions.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate New York is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate New York as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


CHARITABLE IRA DISTRIBUTIONS. The Pension Protection Act of 2006 Included a charitable giving incentive permitting tax-free IRA distributions for charitable purposes.

For distributions in tax years beginning after 2005 and before 2008, the Act provides an exclusion from gross income, up to $100,000, for otherwise taxable IRA distributions from a traditional or Roth IRA that are qualified charitable distributions. To constitute a qualified charitable distribution, the distribution must be made (1) directly by the IRA trustee to a certain qualified charitable organizations and (2) on or after the date the IRA owner attains age
70 1/2.   Distributions that are excluded from income under this provision are not taken into account in determining the individual's deduction, if any, for charitable contributions.

The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements for the new income tax exclusion added by the Pension Protection Act. As a result the general rules for reporting IRA distributions apply.


INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.


ROTH INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. For distributions after 2007, the Pension Protection Act of 2006 allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. An individual with adjusted gross income (AGI) of $100,000 or more won't be able to rollover amounts from an eligible retirement plan into a Roth IRA. Please note, however, that the $100,000 AGI limit will be eliminated for tax years beginning after December 31, 2009. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL

IRAS). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form


                                 38  PROSPECTUS

1099R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

  (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

  (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

  (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.


SIMPLIFIED EMPLOYEE PENSION IRA. Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2002 or later, then your plan is up to date. If your plan has a revision date prior to March 2002, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.


TAX SHELTERED ANNUITIES. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

.. attains age 59 1/2,

.. severs employment,

.. dies,

.. becomes disabled, or

.. incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate New York is directed to transfer some or all of the Contract Value to another 403(b) plan.
 Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).


CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS.


Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as "H.R.10" or "Keogh"). Such retirement plans may permit the purchase of annuity contracts. Allstate New York no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under Section 401(a): a qualified plan fiduciary or an annuitant owner.

.. A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

.. An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan


                                 39  PROSPECTUS
  trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant's spouse (if applicable), which is consistent with the required IRS language for qualified plans under Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION

PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Allstate New York no longer issues annuity contracts to employer sponsored qualified retirement plans.


                                 40  PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Additions, Deletions, or Substitutions of Investments
--------------------------------------------------------------------------------
  The Contracts
--------------------------------------------------------------------------------
     Purchase of Contracts
--------------------------------------------------------------------------------
     Tax-Free Exchanges (1035 Exchanges, Rollovers and Transfers)
--------------------------------------------------------------------------------
  Calculation of Accumulation Unit Values
--------------------------------------------------------------------------------
     Net Investment Factor
--------------------------------------------------------------------------------
  Calculation of Variable Income Payments
--------------------------------------------------------------------------------
  Calculation of Annuity Unit Values
--------------------------------------------------------------------------------
  General Matters
--------------------------------------------------------------------------------
     Incontestability
--------------------------------------------------------------------------------
     Settlements
--------------------------------------------------------------------------------
     Safekeeping of the Variable Account's Assets
--------------------------------------------------------------------------------
     Tax Reserves
--------------------------------------------------------------------------------
  Experts
--------------------------------------------------------------------------------
  Financial Statements
--------------------------------------------------------------------------------


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.


                                 41  PROSPECTUS

APPENDIX A                                                          PUTNAM
ALLSTATE ADVISOR CONTRACT COMPARISON CHART
--------------------------------------------------------------------------------



       Feature
                               Advisor               Advisor Plus          Advisor Preferred
------------------------------------------------------------------------------------------------
Maximum Age of
 Contract Owner and
 Annuitant on the                 90                      85                       90
 Issue Date
------------------------------------------------------------------------------------------------
Minimum Initial         $ 10,000   ($500
 Purchase Payment       for Qualified                  $10,000                  $10,000
                        Contracts)
------------------------------------------------------------------------------------------------
Fixed Account Options   -Standard Fixed         -Standard Fixed
                        Account Option with      Account Option with
                        1,5,7-year Guarantee     1,5,7-year Guarantee
                        Periods                  Periods
                        -7-to-12 Month Dollar                                     N/A
                        Cost Averaging Option
------------------------------------------------------------------------------------------------
Credit Enhancement               None           4% applied to all                 None
                                                purchase payments
------------------------------------------------------------------------------------------------
Contract Maintenance    $30
 Charge                 per year, full amount
                        on surrender (waived             None                     None
                        in certain cases)
------------------------------------------------------------------------------------------------
Mortality and Expense
 Risk Charge (without           1.25%                   1.60%                    1.65%
 optional benefit)
------------------------------------------------------------------------------------------------
Preferred Withdrawal    Greater of earnings
 Amount                 not previously                    15                      15
 (each Contract Year)   withdrawn, or 15% of    % of purchase payments   % of purchase payments
                        purchase payments
------------------------------------------------------------------------------------------------


                          Year       %      Year       %      Year        %
----------------------------------------------------------------------
Withdrawal Charge           0        7        0        8        0        2
 (measured from number      1        7        1        8        1        1
 of complete years          2        6        2        8       2+        0
 since we received the      3        5        3        7
 purchase payment as a      4        4        4        6
 percentage of purchase     5        3        5        5
 payments withdrawn in      6        2        6        4
 excess of the             7+        0        7        3
 Preferred Withdrawal                        8+        0
 Amount)
-------------------------------------------------------------------------------





                                 42  PROSPECTUS

APPENDIX B- ACCUMULATION UNIT VALUES
PUTNAM ALLSTATE ADVISOR CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
--------------------------------------------------------------------------------


 For the Years
 Beginning January 1
 * and Ending December
 31,                       1999        2000        2001        2002         2003

---------------------------------------------------------------------------------
SUB-ACCOUNTS
---------------------------------------------------------------------------------
PUTNAM VT AMERICAN
GOVERNMENT INCOME -
CLASS IB SUB-ACCOUNT
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of        N/A  $    9.999  $   11.115  $   11.695   $   12.573
 Period
---------------------------------------------------------------------------------
 Accumulation Unit          N/A  $   11.115  $   11.695  $   12.573   $   12.609
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of        N/A      43,020     406,375     845,334      701,767
 Period
---------------------------------------------------------------------------------
PUTNAM VT CAPITAL
APPRECIATION - CLASS
IB SUB-ACCOUNT
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of        N/A  $   10.000  $    9.131  $    7.763   $    5.952
 Period
---------------------------------------------------------------------------------
 Accumulation Unit          N/A  $    9.131  $    7.763  $    5.952   $    7.335
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of        N/A       9.747      74,854     106,336      116,023
 Period
---------------------------------------------------------------------------------
PUTNAM VT CAPITAL
OPPORTUNITIES - CLASS
IB SUB-ACCOUNT
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of        N/A         N/A         N/A         N/A   $   10.000
 Period
---------------------------------------------------------------------------------
 Accumulation Unit          N/A         N/A         N/A         N/A   $   12.932
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of        N/A         N/A         N/A         N/A        3,050
 Period
---------------------------------------------------------------------------------
PUTNAM VT DISCOVERY
GROWTH - CLASS IB
SUB-ACCOUNT
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of        N/A  $   10.000  $    7.312  $    4.998   $    3.475
 Period
---------------------------------------------------------------------------------
 Accumulation Unit          N/A  $    7.312  $    4.998  $    3.475   $    4.530
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of        N/A      12,302     103,648     320,714      289,322
 Period
---------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED
INCOME - CLASS IB
SUB-ACCOUNT
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $ 9.863  $    9.866  $    9.727  $    9.942   $   10.397
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $ 9.866  $    9.727  $    9.942  $   10.397   $   12.326
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0     308,305     682,479     807,895      801,337
 Period
---------------------------------------------------------------------------------
PUTNAM VT EQUITY
INCOME - CLASS IB
SUB-ACCOUNT
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of        N/A         N/A         N/A         N/A   $   10.000
 Period
---------------------------------------------------------------------------------
 Accumulation Unit          N/A         N/A         N/A         N/A   $   12.049
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of        N/A         N/A         N/A         N/A       31,952
 Period
---------------------------------------------------------------------------------
PUTNAM VT THE GEORGE
PUTNAM FUND OF BOSTON
- CLASS IB SUB-ACCOUNT
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $ 9.313  $    9.299  $   10.067  $    9.986   $    8.998
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $ 9.299  $   10.067  $    9.986  $    8.998   $   10.400
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0     302,290     728,546   1,029,617    1,092,943
 Period
---------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET
ALLOCATION - CLASS IB
SUB-ACCOUNT
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $10.469  $   10.696  $   10.051  $    9.079   $    7.843
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $10.696  $   10.051  $    9.079  $    7.843   $    9.441
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0      78,479     195,894     164,802      184,467
 Period
---------------------------------------------------------------------------------
PUTNAM VT GLOBAL
EQUITY - CLASS IB
SUB-ACCOUNT
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $13.887  $   15.665  $   10.868  $    7.537   $    5.776
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $15.665  $   10.868  $    7.537  $    5.776   $    7.371
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0     535,914     919,996     832,662      739,953
 Period
---------------------------------------------------------------------------------
PUTNAM VT GROWTH AND
INCOME - CLASS IB
SUB-ACCOUNT
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $ 9.168  $    9.172  $    9.776  $    9.036   $    7.228
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $ 9.172  $    9.776  $    9.036  $    7.228   $    9.093
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0   2,024,668   4,112,871   4,508,828    4,324,238
 Period
---------------------------------------------------------------------------------
PUTNAM VT GROWTH
OPPORTUNITIES - CLASS
IB SUB-ACCOUNT
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of        N/A  $   10.173  $    7.434  $    4.985   $    3.471
 Period
---------------------------------------------------------------------------------
 Accumulation Unit          N/A  $    7.434  $    4.985  $    3.471   $    4.217
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of        N/A     475,734     694,304     582,110      569,378
 Period
---------------------------------------------------------------------------------

                                 43 PROSPECTUS


PUTNAM VT HEALTH
SCIENCES - CLASS IB
SUB-ACCOUNT
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $ 9.953  $   10.597  $   14.545  $   11.525   $    9.066
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $10.597  $   14.545  $   11.525  $    9.066   $   10.599
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0     337,301     643,654     627,879      569,163
 Period
---------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD -
CLASS IB SUB-ACCOUNT
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $ 9.896  $    9.934  $    8.976  $    9.186   $    9.006
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $ 9.934  $    8.976  $    9.186  $    9.006       11.253
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0     126,432     371,529     422,855      458,048
 Period
---------------------------------------------------------------------------------
PUTNAM VT INCOME -
CLASS IB SUB-ACCOUNT
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $ 9.861  $    9.714  $   10.341  $   10.956   $   11.672
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $ 9.714  $   10.341  $   10.956  $   11.672   $   12.036
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0     225,137     972,105   1,423,056    1,367,127
 Period
---------------------------------------------------------------------------------
PUTNAM VT
INTERNATIONAL EQUITY -
CLASS IB SUB-ACCOUNT
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $13.249  $   14.427  $   12.885  $   10.100   $    8.212
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $14.427  $   12.885  $   10.100  $    8.212   $   10.422
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0     606,589     997,025   1,034,468      938,151
 Period
---------------------------------------------------------------------------------
PUTNAM VT
INTERNATIONAL GROWTH
AND INCOME - CLASS IB
SUB-ACCOUNT
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $10.839  $   10.968  $   10.976  $    8.582   $    7.308
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $10.968  $   10.976  $    8.582  $    7.308   $    9.948
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0     151,770     252,287     249,047      227,318
 Period
---------------------------------------------------------------------------------
PUTNAM VT
INTERNATIONAL NEW
OPPORTUNITIES - CLASS
IB SUB-ACCOUNT
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $15.988  $   18.134  $   10.984  $    7.736   $    6.598
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $18.134  $   10.984  $    7.736  $    6.598   $    8.679
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0     269,089     314,680     275,443      239,795
 Period
---------------------------------------------------------------------------------
PUTNAM VT INVESTORS -
CLASS IB SUB-ACCOUNT
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $11.364  $   12.168  $    9.777  $    7.262   $    5.459
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $12.168  $    9.777  $    7.262  $    5.459   $    6.854
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0   1,433,122   2,411,695   2,343,821     2,165460
 Period
---------------------------------------------------------------------------------
PUTNAM VT MID CAP
VALUE - CLASS IB
SUB-ACCOUNT
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of        N/A         N/A         N/A         N/A   $   10.000
 Period
---------------------------------------------------------------------------------
 Accumulation Unit          N/A         N/A         N/A         N/A   $   12.801
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of        N/A         N/A         N/A         N/A       20,213
 Period
---------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET
- CLASS IB SUB-ACCOUNT
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $10.208  $   10.231  $   10.693  $   10.956   $   10.948
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $10.231  $   10.693  $   10.956  $   10.948   $   10.866
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0     242,264     949,740     867,456      592,122
 Period
---------------------------------------------------------------------------------
PUTNAM VT NEW
OPPORTUNITIES - CLASS
IB SUB-ACCOUNT
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $14.041  $   15.692  $   11.436  $    7.889   $    5.413
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $15.692  $   11.436  $    7.889  $    5.413   $    7.079
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0   1,214,382   1,776,151   1,646,724    1,506,773
 Period
---------------------------------------------------------------------------------
PUTNAM VT NEW VALUE -
CLASS IB SUB-ACCOUNT
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $ 8.705  $    8.795  $   10.629  $   10.844   $    9.037
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $ 8.795  $   10.629  $   10.844  $    9.037   $   11.823
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0      83,776     410,557     569,689      545,912
 Period
---------------------------------------------------------------------------------
PUTNAM VT OTC &
EMERGING GROWTH -
CLASS IB SUB-ACCOUNT
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $18.177  $   19.838  $    9.581  $    5.137   $    3.438
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $19.838  $    9.581  $    5.137  $    3.438   $    4.608
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0     354,875     587,865     543,303   $  494,356
 Period
---------------------------------------------------------------------------------
PUTNAM VT RESEARCH -
CLASS IB SUB-ACCOUNT
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $10.894  $   11.598  $   11.226  $    8.997   $    6.912
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $11.598  $   11.226  $    8.997  $    6.912   $    8.554
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0     338,253     734,229     819,298      750,331
 Period
---------------------------------------------------------------------------------
PUTNAM VT SMALL CAP
VALUE - CLASS IB
SUB-ACCOUNT
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $ 9.813  $   10.302  $   12.660  $   14.768   $   11.919
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $10.302  $   12.660  $   14.768  $   11.919   $   17.616
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0     115,092     339,513     451,689      447,713
 Period
---------------------------------------------------------------------------------
                                 44 PROSPECTUS

PUTNAM VT UTILITIES
GROWTH AND INCOME -
CLASS IB SUB-ACCOUNT
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $10.047  $    9.987  $   11.590  $    8.890   $    6.664
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $ 9.987  $   11.590  $    8.890  $    6.664   $    8.214
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0     208,794     480,928     445,516      410,312
 Period
---------------------------------------------------------------------------------
PUTNAM VT VISTA -
CLASS IB SUB-ACCOUNT
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $12.501  $   14.088  $   13.344  $    8.762   $    6.004
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $14.088  $   13.344  $    8.762  $    6.004   $    7.896
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0     468,945     825,771     772,317      740,253
 Period
---------------------------------------------------------------------------------
PUTNAM VT VOYAGER -
CLASS IB SUB-ACCOUNT
---------------------------------------------------------------------------------
 Accumulation Unit
 Value, Beginning of    $12.868  $   14.326  $   11.808  $    9.047   $    6.563
 Period
---------------------------------------------------------------------------------
 Accumulation Unit      $14.326  $   11.808  $    9.047  $    6.563   $    8.096
 Value, End of Period
---------------------------------------------------------------------------------
 Number of Units
 Outstanding, End of          0   1,766,338   2,686,901   2,589,678    2,445,696
 Period
---------------------------------------------------------------------------------


 For the Years Beginning January 1
  * and Ending December 31,                      2004        2005         2006

-------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $   12.609  $   12.782   $   12.794
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $   12.782  $   12.794   $   13.041
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of          567,700     515,139      410,937
 Period
-------------------------------------------------------------------------------
PUTNAM VT CAPITAL APPRECIATION - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $    7.335  $    8.309   $    8.851
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $    8.309  $    8.851   $    9.818
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of          106,166     100,339       88,089
 Period
-------------------------------------------------------------------------------
PUTNAM VT CAPITAL OPPORTUNITIES - CLASS
IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $   12.932  $   15.085   $   16.410
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $   15.085  $   16.410   $   18.671
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of            7,216      13,668       18.701
 Period
-------------------------------------------------------------------------------
PUTNAM VT DISCOVERY GROWTH - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $    4.530  $    4.813   $    5.097
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $    4.813  $    5.097   $    5.591
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of          261,207     240,677      195,390
 Period
-------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $   12.326  $   13.292   $   13.527
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $   13.292  $   13.527   $   14.199
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of          677,341     629,303      574,781
 Period
-------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $   12.049  $   13.305   $   13.862
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $   13.305  $   13.862   $   16.269
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           71,539      95,907       97,016
 Period
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF
BOSTON - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $   10.400  $   11.113   $   11.413
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $   11.113  $   11.413   $   12.615
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of        1,052,441     968,954      828,046
 Period
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION - CLASS
IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $    9.441  $   10.172   $   10.746
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $   10.172  $   10.746   $   11.977
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of          422,257     433,356      338,830
 Period
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL EQUITY - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $    7.371  $    8.274   $    8.889
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $    8.274  $    8.889   $   10.816
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of          689,356     645,871      549,434
 Period
-------------------------------------------------------------------------------
                                 45 PROSPECTUS

PUTNAM VT GROWTH AND INCOME - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $    9.093  $    9.977   $   10.367
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $    9.977  $   10.367   $   11.867
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of        4,048,738   3,738,857    3,155,801
 Period
-------------------------------------------------------------------------------
PUTNAM VT GROWTH OPPORTUNITIES - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $    4.217  $    4.237   $    4.356
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $    4.237  $    4.356   $    4.670
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of          535,455     440,359      380,468
 Period
-------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $   10.599  $   11.212   $   12.534
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $   11.212  $   12.534   $   12.723
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of          509,007     465,544      382,612
 Period
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $   11.253  $   12.284   $   12.507
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $   12.284  $   12.507   $   13.651
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of          381,477     345,387      298,313
 Period
-------------------------------------------------------------------------------
PUTNAM VT INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $   12.036  $   12.413   $   12.547
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $   12.413  $   12.547   $   12.951
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of        1,216,625   1,101,765      905,390
 Period
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $   10.422  $   11.959   $   13.250
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $   11.959  $   13.250   $   16.712
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of          860,661     793,319      707,468
 Period
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH AND INCOME
- CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $    9.948  $   11.885   $   13.392
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $   11.885  $   13.392   $   16.826
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of          222,701     229,004      237,801
 Period
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES
- CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $    8.679  $    9.714   $   11.355
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $    9.714  $   11.355   $   14.143
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of          216,614     203,410      185,373
 Period
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $    6.854  $    7.624   $    8.192
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $    7.624  $    8.192   $    9.217
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of        1,915,980   1,753,367    1,552,266
 Period
-------------------------------------------------------------------------------
PUTNAM VT MID CAP VALUE - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $   12.801  $   14.594   $   16.205
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $   14.594  $   16.205   $   18.413
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of           30,845      54,646       56,322
 Period
-------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $   10.866  $   10.801   $   10.936
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $   10.801  $   10.936   $   11.274
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of          408,328     371,246      424,701
 Period
-------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $    7.079  $    7.711   $    8.377
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $    7.711  $    8.377   $    8.981
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of        1,354,692   1,187,977    1,041,994
 Period
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUE - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $   11.823  $   13.476   $   14.093
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $   13.476  $   14.093   $   16.146
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of          533,243     535,833      462,901
 Period
-------------------------------------------------------------------------------
PUTNAM VT OTC & EMERGING GROWTH - CLASS
IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $    4.608  $    4.938   $    5.260
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $    4.938  $    5.260   $    5.839
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of       $  461,717     401,510      360,978
 Period
-------------------------------------------------------------------------------
                                 46 PROSPECTUS

PUTNAM VT RESEARCH - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $    8.554  $    9.086   $    9.422
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $    9.086       9.422   $   10.357
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of          691,264     617,939      539,207
 Period
-------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $   17.616  $   21.958   $   23.210
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $   21.958  $   23.210   $   26.885
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of          438,952     386,826      328,546
 Period
-------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND INCOME -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $    8.214  $    9.864   $   10.576
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $    9.864  $   10.576   $   13.627
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of          393,510     405,458      346,065
 Period
-------------------------------------------------------------------------------
PUTNAM VT VISTA - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $    7.896  $    9.248   $   10.242
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $    9.248  $   10.242   $   10.666
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of          701,303     642,320      550,501
 Period
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of     $    8.096  $    8.397   $    8.764
 Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period    $    8.397  $    8.764   $    9.125
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of        2,236,659   1,936,261    1,636,862
 Period
-------------------------------------------------------------------------------


* THE PUTNAM ALLSTATE ADVISOR CONTRACTS WERE FIRST OFFERED ON DECEMBER 10, 1999. The Variable Sub-Accounts were first offered under the Contracts as of December 10, 1999, except as follows: the Putnam VT American Government Income - Class IB Sub-Account and Putnam VT Growth Opportunities - Class IB Sub-Accounts were first offered as of February 4, 2000, the Putnam VT Capital Appreciation - Class IB Sub-Account and Putnam VT Discovery Growth - Class IB Sub-Accounts were first offered as of October 2, 2000, and the Putnam VT Capital Opportunities - Class IB Sub-Account, Putnam VT Equity Income - Class IB Sub-Account and Putnam VT Mid Cap Value - Class IB Sub-Accounts were first offered as of May 1, 2003. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.25%.




                                 47  PROSPECTUS

PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS:   ACCUMULATION UNIT VALUE AND NUMBER OF
ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
--------------------------------------------------------------------------------


 For the Years Beginning
 January 1* and Ending
 December 31,                    2001      2002      2003      2004       2005
SUB-ACCOUNTS
-------------------------------------------------------------------------------
PUTNAM VT AMERICAN
GOVERNMENT INCOME - CLASS
IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $ 11.311  $ 11.420  $ 12.234  $ 12.225   $ 12.350
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $ 11.420  $ 12.234  $ 12.225  $ 12.350   $ 12.317
 End of Period
-------------------------------------------------------------------------------
 Number of Units                7,360    21,802    25,598    15,621     13,362
 Outstanding, End of Period
-------------------------------------------------------------------------------
PUTNAM VT CAPITAL
APPRECIATION - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $  7.769  $  7.728  $  5.905  $  7.251   $  8.184
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $  7.728  $  5.905  $  7.251  $  8.184   $  8.688
 End of Period
-------------------------------------------------------------------------------
 Number of Units                1,555    11,235    14,651    18,364     21,658
 Outstanding, End of Period
-------------------------------------------------------------------------------
PUTNAM VT CAPITAL
OPPORTUNITIES - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,         N/A       N/A  $ 10.000  $ 12.902   $ 14.996
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,         N/A       N/A  $ 12.902  $ 14.996   $ 16.256
 End of Period
-------------------------------------------------------------------------------
 Number of Units                  N/A       N/A         1     3,303      5,528
 Outstanding, End of Period
-------------------------------------------------------------------------------
PUTNAM VT DISCOVERY GROWTH
- CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $  4.891  $  4.976  $  3.448  $  4.478   $  4.740
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $  4.976  $  3.448  $  4.478  $  4.740   $  5.003
 End of Period
-------------------------------------------------------------------------------
 Number of Units                5,305    11,567    17,395    18,157     19,032
 Outstanding, End of Period
-------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED
INCOME - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $ 10.069  $  9.949  $ 10.367  $ 12.247   $ 13.160
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $  9.949  $ 10.367  $ 12.247  $ 13.160   $ 13.345
 End of Period
-------------------------------------------------------------------------------
 Number of Units               20,588    30,146    33,434    34,866     33,891
 Outstanding, End of Period
-------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,         N/A       N/A  $ 10.000  $ 12.020   $ 13.226
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,         N/A       N/A  $ 12.020  $ 13.226   $ 13.732
 End of Period
-------------------------------------------------------------------------------
 Number of Units                  N/A       N/A     3,207     6,984      9,577
 Outstanding, End of Period
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM
FUND OF BOSTON - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $ 10.000  $ 11.371  $ 10.210  $ 11.759   $ 12.521
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $ 11.371  $ 10.210  $ 11.759  $ 12.521   $ 12.814
 End of Period
-------------------------------------------------------------------------------
 Number of Units               73,953    96,476   110,808   111,285    104,561
 Outstanding, End of Period
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET
ALLOCATION - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $  8.675  $  8.728  $  7.513  $  9.011   $  9.675
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $  8.728  $  7.513  $  9.011  $  9.675   $ 10.184
 End of Period
-------------------------------------------------------------------------------
 Number of Units                5,474    11,632    17,787    21,539     38,420
 Outstanding, End of Period
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL EQUITY -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $  4.818  $  4.904  $  3.745  $  4.762   $  5.327
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $  4.904  $  3.745  $  4.762  $  5.327   $  5.703
 End of Period
-------------------------------------------------------------------------------
 Number of Units               34,074    62,415    58,856    64,252     63,752
 Outstanding, End of Period
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME
- CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $ 10.000  $ 10.874  $  8.668  $ 10.865   $ 11.879
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $ 10.874  $  8.668  $ 10.865  $ 11.879   $ 12.301
 End of Period
-------------------------------------------------------------------------------
 Number of Units              127,229   250,489   298,612   321,823    300,753
 Outstanding, End of Period
-------------------------------------------------------------------------------
PUTNAM VT GROWTH
OPPORTUNITIES - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $  4.925  $  5.013  $  3.478  $  4.212   $  4.217
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $  5.013  $  3.478  $  4.212  $  4.217   $  4.320
 End of Period
-------------------------------------------------------------------------------
 Number of Units                2,354     4,228    15,076    20,886     17.794
 Outstanding, End of Period
-------------------------------------------------------------------------------
                                 48 PROSPECTUS

PUTNAM VT HEALTH SCIENCES -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $  9.674  $  9.494  $  7.442  $  8.669   $  9.138
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $  9.494  $  7.442  $  8.669  $  9.138   $ 10.179
 End of Period
-------------------------------------------------------------------------------
 Number of Units               19,105    23,817    59,314    72,553     69,665
 Outstanding, End of Period
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $  9.249  $  9.121  $  8.910  $ 11.905   $ 12.068
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $  9.121  $  8.910  $ 11.905  $ 12.068   $ 12.243
 End of Period
-------------------------------------------------------------------------------
 Number of Units               39,495    42,690    47,256    49,051     48,355
 Outstanding, End of Period
-------------------------------------------------------------------------------
PUTNAM VT INCOME - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $ 11.088  $ 11.118  $ 11.803  $ 12.128   $ 12.463
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $ 11.118  $ 11.803  $ 12.128  $ 12.463   $ 12.554
 End of Period
-------------------------------------------------------------------------------
 Number of Units               44,407   104.990   108,392    76,112     66,418
 Outstanding, End of Period
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL
EQUITY - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $  7.021  $  6.863  $  5.560  $  7.031   $  8.040
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $  6.863  $  5.560  $  7.031  $  8.040   $  8.876
 End of Period
-------------------------------------------------------------------------------
 Number of Units               22,629   59.,243    67,200    63,815     53,158
 Outstanding, End of Period
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL
GROWTH AND INCOME - CLASS
IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $  8.396  $  8.135  $  6.903  $  9.363   $ 11.146
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $  8.135  $  6.903  $  9.363  $ 11.146   $ 12.515
 End of Period
-------------------------------------------------------------------------------
 Number of Units                6,997     7,913    17,798    21,937     24,329
 Outstanding, End of Period
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW
OPPORTUNITIES - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $  3.952  $  3.968  $  3.372  $  4.420   $  4.930
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $  3.968  $  3.372  $  4.420  $  4.930   $  5.742
 End of Period
-------------------------------------------------------------------------------
 Number of Units                3,089     4,233     7,763    10,298      9.477
 Outstanding, End of Period
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS - CLASS
IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $  6.373  $  6.360  $  4.764  $  5.960   $  6.606
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $  6.360  $  4.764  $  5.960  $  6.606   $  7.073
 End of Period
-------------------------------------------------------------------------------
 Number of Units              110,887   170,384   179,822   185,538    168,524
 Outstanding, End of Period
-------------------------------------------------------------------------------
PUTNAM VT MID CAP VALUE -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,         N/A       N/A  $ 10.000  $ 12.771   $ 14.507
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,         N/A       N/A  $ 12.771  $ 14.507   $ 16.052
 End of Period
-------------------------------------------------------------------------------
 Number of Units                  N/A       N/A     3,684    10,280     13,454
 Outstanding, End of Period
-------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $ 10.560  $ 10.580  $ 10.535  $ 10.418   $ 10.319
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $ 10.580  $ 10.535  $ 10.418  $ 10.319   $ 10.412
 End of Period
-------------------------------------------------------------------------------
 Number of Units               31,880    28,581    27,785    26,880     34,089
 Outstanding, End of Period
-------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES
- CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $  4.553  $  4.676  $  3.197  $  4.166   $  4.522
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $  4.676  $  3.197  $  4.166  $  4.522   $  4.895
 End of Period
-------------------------------------------------------------------------------
 Number of Units              182,839   219,480   239,999   245,907    221,849
 Outstanding, End of Period
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUE - CLASS
IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $ 13.559  $ 13.590  $ 11.286  $ 14.712   $ 16.710
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $ 13.590  $ 11.286  $ 14,712  $ 16.710   $ 17.412
 End of Period
-------------------------------------------------------------------------------
 Number of Units               17,126    21,747    25,989    30,514     34,619
 Outstanding, End of Period
-------------------------------------------------------------------------------
PUTNAM VT OTC & EMERGING
GROWTH - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $  2.142  $  2.189  $  1.460  $  1.950   $  2.082
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $  2.189  $  1.460  $  1.950  $  2.082   $  2.210
 End of Period
-------------------------------------------------------------------------------
 Number of Units                4,929     2,903    11,772    12,170      3,958
 Outstanding, End of Period
-------------------------------------------------------------------------------
PUTNAM VT RESEARCH - CLASS
IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $  8.211  $  8.244  $  6.310  $  7.782   $  8.237
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $  8.244  $  6.310  $  7.782  $  8.237   $  8.511
 End of Period
-------------------------------------------------------------------------------
 Number of Units               17,010    50,780    54,286    43,752     35,739
 Outstanding, End of Period
-------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $ 13.708  $ 13.942  $ 11.212  $ 16.511   $ 20.506
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $ 13.942  $ 11.212  $ 16,511  $ 20.506   $ 21.598
 End of Period
-------------------------------------------------------------------------------
 Number of Units                7,718    10,397    14,419    27,536     28,812
 Outstanding, End of Period
-------------------------------------------------------------------------------
                                 49 PROSPECTUS

PUTNAM VT UTILITIES GROWTH
AND INCOME - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $  9.758  $  9.095  $  6.794  $  8.345   $  9.985
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $  9.095  $  6.794  $  8.345  $  9.985   $ 10.668
 End of Period
-------------------------------------------------------------------------------
 Number of Units                2,329    11,098    15,181    18,232     22,000
 Outstanding, End of Period
-------------------------------------------------------------------------------
PUTNAM VT VISTA - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $  5.406  $  5.560  $  3.796  $  4.975   $  5.806
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $  5.560  $  3.796  $  4.975  $  5.806   $  6.408
 End of Period
-------------------------------------------------------------------------------
 Number of Units               27,049    25,322    37,201    52,974     42,797
 Outstanding, End of Period
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER - CLASS
IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $  6.129  $  6.123  $  4.426  $  5.440   $  5.623
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value,    $  6.123  $  4.426  $  5.440  $  5.623   $  5.848
 End of Period
-------------------------------------------------------------------------------
 Number of Units              110,162   152,956   213,213   236,134    214,271
 Outstanding, End of Period
-------------------------------------------------------------------------------



 For the Years Beginning January 1* and Ending December 31,               2006
SUB-ACCOUNTS
-------------------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 12.317
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 12.511
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             12,385
-------------------------------------------------------------------------------
PUTNAM VT CAPITAL APPRECIATION - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $  8.688
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $  9.603
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             20,737
-------------------------------------------------------------------------------
PUTNAM VT CAPITAL OPPORTUNITIES - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 16.256
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 18.430
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              8,045
-------------------------------------------------------------------------------
PUTNAM VT DISCOVERY GROWTH - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $  5.003
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $  5.468
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             11,144
-------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 13.345
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 13.958
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             28,795
-------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 13.732
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 16.059
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             10,207
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 12.814
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 14.112
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             95,875
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 10.184
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 11.310
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             49,226
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL EQUITY - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $  5.703
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $  6.915
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             68,614
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 12.301
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 14.031
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            217,136
-------------------------------------------------------------------------------
                                 50 PROSPECTUS

PUTNAM VT GROWTH OPPORTUNITIES - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $  4.320
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $  4.614
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             19,526
-------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 10.179
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 10.296
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             57,745
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 12.243
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 13.316
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             45,785
-------------------------------------------------------------------------------
PUTNAM VT INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 12.554
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 12.912
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             63,216
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $  8.876
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 11.156
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             56,690
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH AND INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 12.515
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 15.669
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             33,056
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $  5.742
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $  7.127
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             11,521
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $  7.073
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $  7.930
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            160,470
-------------------------------------------------------------------------------
PUTNAM VT MID CAP VALUE - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 16.052
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 18.176
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             11,348
-------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 10.412
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 10.696
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             25,910
-------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $  4.895
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $  5.229
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            163,339
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUE - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 17.412
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 19.878
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             34,075
-------------------------------------------------------------------------------
PUTNAM VT OTC & EMERGING GROWTH - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $  2.210
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $  2.445
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              7,664
-------------------------------------------------------------------------------
PUTNAM VT RESEARCH - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $  8.511
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $  9.323
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             31,679
-------------------------------------------------------------------------------
                                 51 PROSPECTUS

PUTNAM VT SMALL CAP VALUE - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 21.598
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 24.929
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             25,628
-------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $ 10.668
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $ 13.336
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             19,219
-------------------------------------------------------------------------------
PUTNAM VT VISTA - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $  6.408
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $  6.649
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             48,770
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                         $  5.848
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                               $  6.067
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            161,846
-------------------------------------------------------------------------------

* THE PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS WERE FIRST OFFERED ON SEPTEMBER 4, 2001. The Variable Sub-Accounts were first offered under the PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS on September 4, 2001, except for the Putnam VT Capital Opportunities - Class IB Sub-Account, Putnam VT Equity Income - Class IB Sub-Account and Putnam VT Mid Cap Value - Class IB Sub-Accounts, which were first offered as of May 1, 2003. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60%.




                                 52  PROSPECTUS

PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS:   ACCUMULATION UNIT VALUE AND
NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
--------------------------------------------------------------------------------


 For the Years Beginning
 January 1* and Ending
 December 31,                      2001      2002      2003     2004      2005
SUB-ACCOUNTS
-------------------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT
INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,       $11.589  $ 11.266  $ 12.062  $12.479   $12.164
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End   $11.266  $ 12.062  $ 12.479  $12.164   $12.126
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,         0    10,887    55,510   41,495    34,019
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT CAPITAL APPRECIATION
- CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,       $ 7.149  $  7.723  $  5.898  $ 7.239   $ 8.167
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End   $ 7.723  $  5.898  $  7.239  $ 8.167   $ 8.665
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,         0     3,802     3,995    4,139     4,062
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT CAPITAL
OPPORTUNITIES - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,           N/A       N/A  $ 10.000  $12.898   $14.983
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End       N/A       N/A  $ 12.898  $14.983   $16.234
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,       N/A       N/A   100,082        0         0
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT DISCOVERY GROWTH -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,       $ 4.484  $  4.972  $  3.444  $ 4.471   $ 4.730
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End   $ 4.972  $  3.444  $  4.471  $ 4.730   $ 4.989
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,         0     1,725    50,408   50,843    50,843
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,       $10.070  $ 10.100  $ 10.520  $12.421   $13.340
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End   $10.100  $ 10.520  $ 12.421  $13.340   $13.521
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,         0     1,358    21,842    9,650    15,409
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,           N/A       N/A  $ 10.000  $12.016   $13.215
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End       N/A       N/A  $ 12.016  $13.215   $13.713
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,       N/A       N/A         0        0         0
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM
FUND OF BOSTON - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,       $10.479  $ 10.752  $  9.650  $11.108   $11.822
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End   $10.752  $  9.650  $ 11.108  $11.822   $12.092
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,         0    29,429    49,567   46,055    23,952
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET
ALLOCATION - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,       $ 8.366  $  8.735  $  7.515  $ 9.009   $ 9.668
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End   $ 8.735  $  7.515  $  9.009  $ 9.668   $10.172
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,         0    13,496    40,252   46,941    46,855
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL EQUITY -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,       $ 4.871  $  5.158  $  3.937  $ 5.004   $ 5.595
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End   $ 5.158  $  3.937  $  5.004  $ 5.595   $ 5.986
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,         0   290,921     1,139    4,245     4,245
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,       $ 9.485  $  9.983  $  7.954  $ 9.965   $10.890
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End   $ 9.983  $  7.954  $  9.965  $10.890   $11.271
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,       681    77,386    96,386   64,339    48,617
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT GROWTH OPPORTUNITIES
- CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,       $ 4.652  $  4.918  $  3.410  $ 4.128   $ 4.130
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End   $ 4.918  $  3.410  $  4.128  $ 4.130   $ 4.229
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,         0         0       162      169       169
 End of Period
-------------------------------------------------------------------------------
                                 53 PROSPECTUS

PUTNAM VT HEALTH SCIENCES -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,       $ 9.603  $  9.643  $  7.554  $ 8.796   $ 9.267
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End   $ 9.643  $  7.554  $  8.796  $ 9.267   $10.318
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,         0     2,640     6,646    6,856     7,169
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD - CLASS
IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,       $ 9.031  $  9.331  $  9.111  $11.339   $12.327
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End   $ 9.331  $  9.111  $ 11.339  $12.327   $12.500
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,         0       572    20,975   10,765    16,754
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT INCOME - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,       $11.472  $ 11.201  $ 11.885  $12.206   $12.536
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End   $11.201  $ 11.885  $ 12.206  $12.536   $12.621
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,         0    10,981    76,197   67,262    22,355
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY
- CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,       $ 6.877  $  7.154  $  5.792  $ 7.322   $ 8.368
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End   $ 7.154  $  5.792  $  7.322  $ 8.368   $ 9.234
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,       192   372,355     6,098    5,825     5,825
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH
AND INCOME - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,       $ 7.470  $  7.778  $  6.596  $ 8.943   $10.641
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End   $ 7.778  $  6.596  $  8.943  $10.641   $11.941
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,         0   154,404       876    2,003     1,945
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW
OPPORTUNITIES - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,       $ 4.472  $  4.650  $  3.950  $ 5.175   $ 5.769
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End   $ 4.650  $  3.950  $  5.175  $ 5.769   $ 6.716
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,         0   290,747     1,826    2,141     2,732
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,       $ 5.870  $  6.181  $  4.627  $ 5.786   $ 6.410
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End   $ 6.181  $  4.627  $  5.786  $ 6.410   $ 6.860
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,         0     1.548     3,730    3,780     7,650
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT MID CAP VALUE -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,           N/A       N/A  $ 10.000  $12.767   $14.495
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End       N/A       N/A  $ 12.767  $14.495   $16.030
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,       N/A       N/A   120,596   18,075    18,075
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET - CLASS
IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,       $10.500  $ 10.503  $ 10.452  $10.332   $10.228
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End   $10.503  $ 10.452  $ 10.332  $10.228   $10.314
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,         0   138,399   394,263   18,407    18,157
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,       $ 4.448  $  4.914  $  3.358  $ 4.374   $ 4.745
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End   $ 4.914  $  3.358  $  4.374  $ 4.745   $ 5.134
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,         0     6,576     6,576    6,576     6,576
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUE - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,       $11.156  $ 12.179  $ 10.109  $13.171   $14.952
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End   $12.179  $ 10.109  $ 13.171  $14.952   $15.573
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,         0    21,799    18,243   15,015    15,096
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT OTC & EMERGING
GROWTH - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,       $ 2.852  $  3.270  $  2.180  $ 2.910   $ 3.106
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End   $ 3.270  $  2.180  $  2.910  $ 3.106   $ 3.295
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,         0       813   804,707   35,969     6,215
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT RESEARCH - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,       $ 7.009  $  7.647  $  5.851  $ 7.212   $ 7.629
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End   $ 7.647  $  5.851  $  7.212  $ 7.629   $ 7.879
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,         0     3,745     3,862    2,568     2,513
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE -
CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,       $ 4.855  $ 13.411  $ 10.780  $15.866   $19.695
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End   $13.411  $ 10.780  $ 15.866  $19.695   $20.733
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,       203     9,354    21,921   23,295    16,921
 End of Period
-------------------------------------------------------------------------------
                                 54 PROSPECTUS

PUTNAM VT UTILITIES GROWTH AND
INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,       $ 8.579  $  8.562  $  6.392  $ 7.848   $ 9.385
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End   $ 8.562  $  6.392  $  7.848  $ 9.385   $10.023
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,         0       106         9    1,989     1,995
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT VISTA - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,       $ 4.926  $  5.532  $  3.776  $ 4.945   $ 5.768
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End   $ 5.532  $  3.776  $  4.945  $ 5.768   $ 6.363
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,         0       138   312,317   43,057    43,057
 End of Period
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER - CLASS IB
SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value,       $ 5.926  $  6.272  $  4.532  $ 5.567   $ 5.751
 Beginning of Period
-------------------------------------------------------------------------------
 Accumulation Unit Value, End   $ 6.272  $  4.532  $  5.567  $ 5.751   $ 5.978
 of Period
-------------------------------------------------------------------------------
 Number of Units Outstanding,       432    53,710    96,020   85,473    64,577
 End of Period
-------------------------------------------------------------------------------



 For the Years Beginning January 1* and Ending December 31,               2006
SUB-ACCOUNTS
-------------------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.126
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.310
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             18,987
-------------------------------------------------------------------------------
PUTNAM VT CAPITAL APPRECIATION - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $ 8.665
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $ 9.572
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              3,497
-------------------------------------------------------------------------------
PUTNAM VT CAPITAL OPPORTUNITIES - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $16.234
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $18.396
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                323
-------------------------------------------------------------------------------
PUTNAM VT DISCOVERY GROWTH - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $ 4.989
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $ 5.541
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             48,816
-------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $13.521
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.135
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              6,271
-------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $13.713
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $16.029
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                256
-------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.092
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.311
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             17,857
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.172
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.291
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             19,754
-------------------------------------------------------------------------------
PUTNAM VT GLOBAL EQUITY - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $ 5.986
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $ 7.254
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              3,676
-------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.271
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.849
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             40,025
-------------------------------------------------------------------------------
                                 55 PROSPECTUS

PUTNAM VT GROWTH OPPORTUNITIES - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $ 4.229
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $ 4.515
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                184
-------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.318
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.431
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              6,792
-------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.500
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $13.588
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              6,435
-------------------------------------------------------------------------------
PUTNAM VT INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $12.621
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.975
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              9,635
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $ 9.234
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $11.599
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              6,377
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH AND INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $11.941
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $14.942
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              3,258
-------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $ 6.716
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $ 8.331
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              4,024
-------------------------------------------------------------------------------
PUTNAM VT INVESTORS - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $ 6.860
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $ 7.687
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              7,824
-------------------------------------------------------------------------------
PUTNAM VT MID CAP VALUE - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $16.030
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $18.142
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             18,973
-------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.314
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $10.590
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             14,370
-------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $ 5.134
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $ 5.481
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              3,905
-------------------------------------------------------------------------------
PUTNAM VT NEW VALUE - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $15.573
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $17.769
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              7,572
-------------------------------------------------------------------------------
PUTNAM VT OTC & EMERGING GROWTH - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $ 3.295
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $ 3.643
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              3,107
-------------------------------------------------------------------------------
PUTNAM VT RESEARCH - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $ 7.879
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $ 8.626
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              2,242
-------------------------------------------------------------------------------
                                 56 PROSPECTUS

PUTNAM VT SMALL CAP VALUE - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $20.733
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $23.918
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             17,191
-------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND INCOME - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $10.023
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $12.522
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              2,000
-------------------------------------------------------------------------------
PUTNAM VT VISTA - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $ 6.363
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $ 6.600
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             43,057
-------------------------------------------------------------------------------
PUTNAM VT VOYAGER - CLASS IB SUB-ACCOUNT
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                          $ 5.978
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                $ 6.199
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             66,521
-------------------------------------------------------------------------------


* THE PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS WERE FIRST OFFERED ON NOVEMBER 1, 2001. The Variable Sub-Accounts were first offered under the PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS on November 1, 2001, except for the Putnam VT Capital Opportunities - Class IB Sub-Account,Putnam VT Equity Income - Class IB Sub-Account and Putnam VT Mid Cap Value - Class IB Sub-Accounts, which were first offered as of May 1, 2003. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.65%.


                                 57  PROSPECTUS

APPENDIX C                                                    WITHDRAWAL
ADJUSTMENT EXAMPLE - INCOME BENEFIT*
--------------------------------------------------------------------------------

Issue Date: January 1, 2003



Initial Purchase Payment: $50,000 (For PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, a $2,000 Credit Enhancement would apply)


                               Beginning Contract                      Contract Value After   Income Benefit Rider
 Date     Type of Occurrence         Value         Transaction Amount       Occurrence            Income Base
-------------------------------------------------------------------------------------------------------------------
1/1/04   Contract Anniversary       $55,000                   -              $55,000                $55,000

-------------------------------------------------------------------------------------------------------------------
7/1/04   Partial Withdrawal         $60,000             $15,000              $45,000                $41,250

-------------------------------------------------------------------------------------------------------------------





The following shows how we compute the adjusted income benefits in the example above. Please note that the withdrawal adjustment reduces the Income Base by the same proportion as the withdrawal reduces the Contract Value.


INCOME BENEFIT RIDER INCOME BASE
-------------------------------------------------------------------------------
Partial Withdrawal Amount                      (a)               $15,000
-------------------------------------------------------------------------------
Contract Value Immediately Prior to            (b)               $60,000
Partial Withdrawal
-------------------------------------------------------------------------------
Value of Income Base Immediately Prior         (c)               $55,000
to Partial Withdrawal
-------------------------------------------------------------------------------
Withdrawal Adjustment                     [(a)/(b)]*(c)          $13,750
-------------------------------------------------------------------------------
Adjusted Income Base                                             $41,250
-------------------------------------------------------------------------------



         * Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.


                                 58  PROSPECTUS

APPENDIX D                                                    WITHDRAWAL
ADJUSTMENT EXAMPLE - DEATH BENEFIT*
--------------------------------------------------------------------------------

Issue Date: January 1, 2004

Initial Purchase Payment: $50,000 (For PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, a $2,000 Credit Enhancement would apply)


                                                                   DEATH BENEFIT AMOUNT
                                                           ---------------------------------------
                                                            Purchase Payment Value
                                                           ---------------------------------------
                      Beginning                Contract                                 Maximum
           Type of    Contract   Transaction  Value After   Advisor and               Anniversary
 Date    Occurrence     Value      Amount     Occurrence     Preferred      Plus         Value
--------------------------------------------------------------------------------------------------
1/1/05   Contract      $55,000        _         $55,000       $50,000      $52,000      $55,000
         Anniversary
--------------------------------------------------------------------------------------------------
7/1/05   Partial       $60,000     $15,000      $45,000       $37,500      $39,000      $41,250
         Withdrawal
--------------------------------------------------------------------------------------------------


The following shows how we compute the adjusted death benefits in the example above. Please note that the Purchase Payment Value and the Maximum Anniversary Value are reduced for partial withdrawals by the same proportion as the withdrawal reduced the Contract Value.



                                                                        Advisor and Preferred      Plus
-----------------------------------------------------------------------------------------------------------
PURCHASE PAYMENT VALUE DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                     (a)              $15,000           $15,000
-----------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal        (b)              $60,000           $60,000
-----------------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to            (c)              $50,000           $52,000
Partial Withdrawal
-----------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                    [(a)/(b)]*(c)         $12,500           $13,000
-----------------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                         $37,500           $39,000
-----------------------------------------------------------------------------------------------------------

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                     (a)              $15,000           $15,000
-----------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal        (b)              $60,000           $60,000
-----------------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to            (c)              $55,000           $55,000
Partial Withdrawal
-----------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                    [(a)/(b)]*(c)         $13,750           $13,750
-----------------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                         $41,250           $41,250
-----------------------------------------------------------------------------------------------------------



* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Putnam Allstate Advisor Plus Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.


                                 59  PROSPECTUS

Allstate Life Insurance Company of New York           Statement of Additional Information dated
                                                                         May 1, 2007
P.O. Box 82656 Lincoln, NE 68501-2656 1 (866) 718-9824

This Statement of Additional Information supplements the information in the prospectus for the following Contracts:

o        Allstate Advisor
o        Allstate Advisor Plus
o        Allstate Advisor Preferred



This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated May 1, 2007, for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.

For convenience, we use the terms "Contract" and "Contracts" to refer generally to all three Contracts, except as specifically noted. In addition, this Statement of Additional Information uses the same defined terms as the prospectus for each Contract that we offer, except as specifically noted.

                                TABLE OF CONTENTS

Additions, Deletions or Substitutions of Investments
The Contracts
        Purchase of Contracts
        Tax-Free Exchanges (1035 Exchanges, Rollovers and Transfers)
Calculation of Accumulation Unit Values
        Net Investment Factor
Calculation of Variable Income Payments
Calculation of Annuity Unit Values
General Matters
        Incontestability
        Settlements
        Safekeeping of the Variable Account's Assets
        Tax Reserves
Experts
Financial Statements



ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
------------------------------------------------------------

We may add, delete, or substitute the Portfolio shares held by any Variable
Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different underlying mutual fund if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract Owner's interest in a Variable Sub-Account until we have notified the Contract Owner of the change, and until the SEC has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional
Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We also may establish additional Variable Sub-Accounts or series of Variable
Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different underlying mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant.

We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACTS
--------------------------------------------------------------------

The Contracts are primarily designed to aid individuals in long-term financial planning. You can use them for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.


PURCHASE OF CONTRACTS

We offer the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. Allstate
Distributors, L.L.C. ("Allstate Distributors"), a wholly owned subsidiary of Allstate Life Insurance Company, serves as the principal underwriter for the Variable Account and distributes the Contracts. Commission income of Allstate
Distributors for the fiscal year ending December 31, 2006 was $0. Commission income of Allstate Distributors for the fiscal year ending December 31, 2005 was $0. Commission income of Allstate Distributors for the fiscal year ending
December 31, 2004 was $0. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts, but we reserve the right to do so at any time.

DISTRIBUTION

In addition to the commissions paid to the selling registered representative, we may make other payments to promote the sale of our Contracts. To contribute to the promotion and marketing of the Contracts, we may enter into compensation arrangements with certain selling broker-dealers or banks (collectively "firms") under which the firm will provide marketing and distribution support services.

The general types of payments that we make are:

o Percentage Payments based upon Contract Value. This type of payment is a percentage payment that is based upon the total Contract Value of all Contracts that were sold through the firm.

o Percentage Payments based upon Sales. This type of payment is a percentage payment that is based upon the total amount received as purchase payments for Contracts sold through the firm.

o    Fixed payments.  These types of payments are made directly to the firm in a fixed  sum  without  regard  to the value of  Contracts  sold.  We may make payments upon the initiation of a relationship  or subsequent  payments for systems,  operational  and other  support.  Examples of other  arrangements under  which  such  payments  may be made  currently  include,  but are not
     limited  to,  sponsorships,   conferences   (national,   regional  and  top
     producer), speaker fees, promotional items, and reimbursements to firms for marketing  activities or services paid by the firms and/or their individual representatives.  The amount of these  payments  varies widely because some payments may  encompass  only a single  event,  such as a  conference,  and others have a much broader scope.

To the extent permitted by NASD rules and other applicable laws and regulations, we may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation.

We are aware that the following firms received payment more than $5,000 under one or more of these types of arrangements during the last calendar year or are expected to receive such payment during the current calendar year. The compensation includes payments in connection with variable annuity Contracts issued by Allstate Life Insurance Company and Allstate Life Insurance Company of
New York. Some payments may support the sale of all Allstate products offered through the firm which could include fixed annuities as well as life insurance products.

We do not offer the arrangements to all firms, and the terms of the arrangements may differ among firms. While all firms appearing below received payments under one or more of the general types listed above, payments are determined on a firm by firm basis. In fact, a listed firm may not request or accept certain types of payments listed above. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.

NAME OF FIRM:

A.G. Edwards and Sons, Inc.
AIG Financial Advisors
American General Securities, Inc.
Associated Investment Services, Inc.
Bank Insurance & Securities
Bancnorth Investment Group, Inc.
Citicorp Investment Services
Comerica Securities
Compass Brokerage, Inc.
CUNA Brokerage Services. Inc.
Cuso Financial Services, Inc.
FSC Securities Corporation
First Merit Securities, Inc.
Independent Financial Marketing Group, Inc.
Merrill Lynch
National City Investments, Inc.
National Planning Corporation
PNC Investments LLC
Primevest Financial Services, Inc.
Putnam
Royal Alliance Associates, Inc.
SII Investments, Inc.
Sentra Securities
Smith Barney
Stifel, Nicolaus & Company, Inc.
UBS Financial Services, Inc.
Union Bank of California (UBOC)
US Bancorp Investments Inc.
UVEST Financial Services Group, Inc.
Webster Investment Services, Inc.
Wescom Financial


TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue
Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts
("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other
Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.


CALCULATION OF ACCUMULATION UNIT VALUES
-------------------------------------------------------------------------------

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable
Sub-Account and the deduction of certain expenses and charges. A "Valuation
Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation
Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

          (A) is the sum of:

          (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation
         Period; plus,

         (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

         (B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

         (C) is the mortality and expense risk charge and administrative expense charge corresponding to the portion of the 365 day year (366 days for a leap year) that is in the current Valuation Period.



CALCULATION OF VARIABLE INCOME PAYMENTS
---------------------------------------------------

We calculate the amount of the first variable income payment under an Income
Plan by applying the Contract Value allocated to each Variable Sub-Account, adjusted by any applicable Market Value Adjustment and less any applicable premium tax charge deducted at the time, to the appropriate income payment factor for the selected Income Plan to determine the Initial Variable Amount
Income Value. We will allocate the Initial Variable Amount Income Value among the Variable Sub-Accounts you have chosen in the proportions you specified. The portion of the Initial Variable Amount Income Value allocated to a particular
Variable Sub-Account is divided by the Annuity Unit Value for that Variable
Sub-Account on the Payout Start Date. This determines the number of Annuity
Units from that Variable Sub-Account which will be used to determine your variable income payments. Variable income payments, which include your first variable income payment, will vary depending on changes in the Annuity Unit
Values for the Variable Sub-Accounts upon which the income payments are based.
Unless annuity transfers are made between Variable Sub-Accounts, each income payment from that Variable Sub-Account will be that number of Annuity Units multiplied by the Annuity Unit Value for the Variable Sub-Account for the Valuation Date on which the income payment is made.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity
Unit Values will depend upon the investment experience of the particular
Portfolio in which the Variable Sub-Account invests. We calculate the Annuity
Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

- multiplying the Annuity Unit Value at the end of the immediately preceding
Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

- dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The
Contracts include tables that differentiate on the basis of sex, except in states or tax qualified plans that require the use of unisex tables.



GENERAL MATTERS
-------------------------------------------------------------

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural Contract Owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets.
We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable
Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.



TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

EXPERTS
------------------------------------------------------------------

The financial statements of Allstate Life Insurance Company of New York as of
December 31, 2006 and 2005 and for each of the three years in the period ended
December 31, 2006, and the related financial statement schedules included in this Statement of Additional Information have been audited by Deloitte & Touche
LLP, an independent registered public accounting firm, as stated in their report, which is included herein (which report expresses an unqualified opinion and includes an explanatory paragraph relating to a change in method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004), and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the sub-accounts comprising Allstate Life of New
York Separate Account A as of December 31, 2006 and for each of the periods in the two year period then ended included in this Statement of Additional
Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


FINANCIAL STATEMENTS
-----------------------------------------------------------------

The financial statements of the Variable Account, which are comprised of the financial statements of the underlying Sub-Accounts, as of December 31, 2006 and for the periods in the two year period then ended, the financial statements of Allstate New York as of December 31, 2006 and 2005 and for each of the three years in the period ended December 31, 2006, the related financial statement schedules of Allstate New York, and the accompanying Reports of Independent
Registered Public Accounting Firm appear in the pages that follow. The financial statements and schedules of Allstate New York included herein should be considered only as bearing upon the ability of Allstate New York to meet its obligations under the Contacts.


                         THE ALLSTATE VARIABLE ANNUITIES
  (Allstate Variable Annuity - B Share and Allstate Variable Annuity - L Share)
              Statement of Additional Information dated May 1, 2007


Allstate Life Insurance Company of New York
Allstate Life of New York Separate Account A
P.O. Box 82656 Lincoln, NE 68501-2656
1-800-256-9392


This Statement of Additional Information supplements the information in the prospectus for the following Contracts:

o        Allstate Variable Annuity - B Share
o        Allstate Variable Annuity - L Share


The Contracts are no longer offered for new sales.


This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated May 1, 2007, for the Contracts. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.

For convenience, we use the terms "Contract" and "Contracts" to refer generally to both Contracts, except as specifically noted. In addition, this Statement of Additional Information uses the same defined terms as the prospectus for each Contract that we offer, except as specifically noted.


                                TABLE OF CONTENTS

Additions, Deletions or Substitutions of Investments
The Contracts
         Purchase of Contracts
         Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers) Calculation of Accumulation Unit Values
         Net Investment Factor
Calculation of Variable Income Payments
Calculation of Annuity Unit Values
General Matters
         Incontestability
         Settlements
         Safekeeping of the Variable Account's Assets
         Tax Reserves
Experts
Financial Statements


ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
------------------------------------------------------------

We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different underlying mutual fund if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract Owner's interest in a Variable Sub-Account until we have notified the Contract Owner of the change, and until the SEC has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different underlying mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant.

We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.


THE CONTRACTS
--------------------------------------------------------------------

The Contracts are primarily designed to aid individuals in long-term financial planning. You can use them for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

Morgan Stanley & Co. Inc. ("Morgan Stanley & Co.") is the principal underwriter and distributor of the Contracts. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts but we reserve the right to do so at any time.

For the Variable Account, we paid underwriting commissions to Morgan Stanley &
 Co. of,  $1,065,469, $1,437,725 and $920,037 for the years  2004, 2005 and
2006 respectively.

TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

CALCULATION OF ACCUMULATION UNIT VALUES
-------------------------------------------------------------------------------

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

          (A) is the sum of:

                  (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

                  (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

         (B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

         (C) is the mortality and expense risk charge and administrative expense charge corresponding to the portion of the 365 day year (366 days for a leap year) that is in the current Valuation Period.


CALCULATION OF VARIABLE INCOME PAYMENTS
---------------------------------------------------

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account, adjusted by any applicable Market Value Adjustment and less any applicable premium tax charge deducted at the time, to the appropriate income payment factor for the selected Income Plan to determine the Initial Variable Amount Income Value. We will allocate the Initial Variable Amount Income Value among the Variable Sub-Accounts you have chosen in the proportions you specified. The portion of the Initial Variable Amount Income Value allocated to a particular Variable Sub-Account is divided by the Annuity Unit Value for that Variable Sub-Account on the Payout Start Date. This determines the number of Annuity Units from that Variable Sub-Account which will be used to determine your variable income payments. Variable income payments, which include your first variable income payment, will vary depending on changes in the Annuity Unit Values for the Variable Sub-Accounts upon which the income payments are based. Unless annuity transfers are made between Variable Sub-Accounts, each income payment from that Variable Sub-Account will be that number of Annuity Units multiplied by the Annuity Unit Value for the Variable Sub-Account for the Valuation Date on which the income payment is made.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

- multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

- dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states or tax qualified plans that require the use of unisex tables.


GENERAL MATTERS
-------------------------------------------------------------

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural Contract Owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

EXPERTS
------------------------------------------------------------------

The financial statements of Allstate Life Insurance Company of New York as of December 31, 2006 and 2005 and for each of the three years in the period ended December 31, 2006, and the related financial statement schedules included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is included herein (which report expresses an unqualified opinion and includes an explanatory paragraph relating to a change in method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004), and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the sub-accounts comprising Allstate Life of New York Separate Account A as of December 31, 2006 and for each of the periods in the two year period then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


FINANCIAL STATEMENTS
-----------------------------------------------------------------

The financial statements of the Variable Account, which are comprised of the financial statements of the underlying Sub-Accounts, as of December 31, 2005 and for the periods in the two year period then ended, the financial statements of Allstate New York as of December 31, 2006 and 2005 and for each of the three years in the period ended December 31, 2006, the related financial statement schedules of Allstate New York, and the accompanying Reports of Independent Registered Public Accounting Firm appear in the pages that follow. The financial statements and schedules of Allstate New York included herein should be considered only as bearing upon the ability of Allstate New York to meet its obligations under the Contacts.

The Putnam Allstate Advisor Variable Annuity    Statement of Additional Information dated
                                                                     May 1, 2007
Allstate Life Insurance Company of New York
2940 S. 84th Street
Lincoln, NE 68506-4142 1 (800) 390-1277


This Statement of Additional Information supplements the information in the prospectus for the following Contracts:

o        Putnam Allstate Advisor
o        Putnam Allstate Advisor Plus
o        Putnam Allstate Advisor Preferred

The Contracts are no longer offered for new sales.

This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated May 1, 2007, for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.


For convenience, we use the terms "Contract" and "Contracts" to refer generally to all three Contracts, except as specifically noted. In addition, this Statement of Additional Information uses the same defined terms as the prospectus for each Contract that we offer, except as specifically noted.

TABLE OF CONTENTS


Additions, Deletions or Substitutions of Investments
The Contracts
        Purchase of Contracts
        Tax-Free Exchanges (1035 Exchanges, Rollovers and Transfers) Calculation of Accumulation Unit Values
        Net Investment Factor
Calculation of Variable Income Payments
Calculation of Annuity Unit Values
General Matters
        Incontestability
        Settlements
        Safekeeping of the Variable Account's Assets
        Tax Reserves
Experts
Financial Statements


--------------------------------------------------------------------------------
ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Fund shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Fund with those of another Fund of the same or different mutual fund if the shares of the Fund are no longer available for investment, or if we believe investment in any Fund would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract Owner's interest in a Variable Sub-Account until we have notified the Contract Owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Fund of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant.

We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Funds. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.





THE CONTRACTS
--------------------------------------------------------------------------------
The Contracts are primarily designed to aid individuals in long-term financial planning. You can use them for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

We offer the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. The principal underwriter for the Variable Account, Allstate Distributors, L.L.C. ("Allstate Distributors"), a wholly owned subsidiary of Allstate Life Insurance Company, distributes the Contracts. Allstate Distributors is an affiliate of Allstate Life Insurance Company of New York ("Allstate New York"). Commission income of Allstate Distributors for the fiscal year ending December 31, 2006 was $0. Commission income of Allstate Distributors for the fiscal year ending December 31, 2005 was $0. Commission income of Allstate Distributors for the fiscal year ending December 31, 2004 was $0. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts, but we reserve the right to do so at any time.

TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.


CALCULATION OF ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------
The value of Accumulation Units will change each Valuation Period according to the investment performance of the Fund shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

     (A) is the sum of:

(1) the net asset value per share of the Fund underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

(2) the per share amount of any dividend or capital gain distributions made by the Fund underlying the Variable Sub-Account during the current Valuation Period;

   (B) is the net asset value per share of the Fund underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

   (C) is the mortality and expense risk charge corresponding to the portion of the current calendar year that is in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS
--------------------------------------------------------------------------------
We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Fund in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

- multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

- dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.

GENERAL MATTERS
--------------------------------------------------------------------------------
INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural Contract Owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Fund shares held by each of the Variable Sub-Accounts.

The Funds do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Funds' prospectuses for a more complete description of the custodian of the Funds.


EXPERTS
------------------------------------------------------------------------------

The financial statements of Allstate Life Insurance Company of New York as of December 31, 2006 and 2005 and for each of the three years in the period ended December 31, 2006, and the related financial statement schedules included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is included herein (which report expresses an unqualified opinion and includes an explanatory paragraph relating to a change in method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004), and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the sub-accounts comprising Allstate Life of New York Separate Account A as of December 31, 2006 and for each of the periods in the two year period then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS
------------------------------------------------------------------------------

The financial statements of the Variable Account, which are comprised of the financial statements of the underlying Sub-Accounts, as of December 31, 2005 and for the periods in the two year period then ended, the financial statements of Allstate New York as of December 31, 2006 and 2005 and for each of the three years in the period ended December 31, 2006, the related financial statement schedules of Allstate New York, and the accompanying Reports of Independent Registered Public Accounting Firm appear in the pages that follow. The financial statements and schedules of Allstate New York included herein should be considered only as bearing upon the ability of Allstate New York to meet its obligations under the Contacts.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK

We have audited the accompanying Statements of Financial Position of Allstate Life Insurance Company of New York (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2006 and 2005 and the related Statements of Operations and Comprehensive Income, Shareholder's Equity, and Cash Flows for each of the three years in the period ended December 31, 2006. Our audits also included the financial statement schedules listed in the Index at Item 15. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Allstate Life Insurance Company of New York as of December 31, 2006 and 2005, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2006, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts and separate accounts in 2004.


/s/ Deloitte & Touche LLP
-------------------------
Chicago, Illinois
March 9, 2007

               ITEM 8. FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                                      YEAR ENDED DECEMBER 31,
                                                                                  ------------------------------
(IN THOUSANDS)                                                                      2006       2005       2004
                                                                                  --------   --------   --------
REVENUES
Premiums (net of reinsurance ceded of $20,837, $16,046 and $16,133)               $ 84,313   $ 68,538   $ 76,550
Contract charges (net of reinsurance ceded of $12,295, $835 and $1)                 63,426     66,280     59,834
Net investment income                                                              373,064    356,162    302,055
Realized capital gains and losses                                                  (22,085)    (5,192)    (9,297)
                                                                                  --------   --------   --------
                                                                                   498,718    485,788    429,142
                                                                                  --------   --------   --------
COSTS AND EXPENSES
Contract benefits (net of reinsurance recoveries of $16,085, $8,510 and $7,536)    190,506    183,227    182,150
Interest credited to contractholder funds                                          167,171    161,936    129,804
Amortization of deferred policy acquisition costs                                   31,672     41,663     25,971
Operating costs and expenses                                                        46,578     43,497     42,115
                                                                                  --------   --------   --------
                                                                                   435,927    430,323    380,040
(Loss) gain on disposition of operations                                           (10,694)         1      1,326
                                                                                  --------   --------   --------
INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE AND CUMULATIVE EFFECT OF
   CHANGE IN ACCOUNTING PRINCIPLE, AFTER-TAX                                        52,097     55,466     50,428
Income tax expense                                                                  17,755     20,945     17,925
                                                                                  --------   --------   --------
INCOME BEFORE CUMULATIVE EFFECT OF CHANGE IN ACCOUNTING PRINCIPLE, AFTER-TAX        34,342     34,521     32,503
Cumulative effect of change in accounting principle, after-tax                          --         --     (7,586)
                                                                                  --------   --------   --------
NET INCOME                                                                          34,342     34,521     24,917
                                                                                  --------   --------   --------
OTHER COMPREHENSIVE (LOSS) INCOME, AFTER TAX
Change in unrealized net capital gains and losses                                  (50,930)   (26,287)    16,531
                                                                                  --------   --------   --------
COMPREHENSIVE (LOSS) INCOME                                                       $(16,588)  $  8,234   $ 41,448
                                                                                  ========   ========   ========

                       See notes to financial statements.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                        STATEMENTS OF FINANCIAL POSITION

                                                                                             DECEMBER 31,
                                                                                       -----------------------
(IN THOUSANDS, EXCEPT PAR VALUE DATA)                                                     2006         2005
                                                                                       ----------   ----------
ASSETS
Investments
   Fixed income securities, at fair value (amortized cost $5,542,227 and $5,535,396)   $5,887,139   $5,989,263
   Mortgage loans                                                                         708,449      633,789
   Short-term                                                                             142,334       63,057
   Policy loans                                                                            38,168       36,698
   Other                                                                                    3,784        3,740
                                                                                       ----------   ----------
      Total investments                                                                 6,779,874    6,726,547
Cash                                                                                        7,090        3,818
Deferred policy acquisition costs                                                         278,625      318,551
Accrued investment income                                                                  63,843       62,452
Reinsurance recoverables                                                                  437,422       12,729
Current income taxes receivable                                                               862           --
Other assets                                                                               42,488       35,760
Separate Accounts                                                                       1,009,784      928,824
                                                                                       ----------   ----------
        TOTAL ASSETS                                                                   $8,619,988   $8,088,681
                                                                                       ==========   ==========
LIABILITIES
Reserve for life-contingent contract benefits                                          $1,926,492   $1,869,875
Contractholder funds                                                                    4,708,428    4,349,395
Deferred income taxes                                                                      47,940       73,399
Other liabilities and accrued expenses                                                    243,338      188,123
Payable to affiliates, net                                                                 30,031        5,249
Current income tax payable                                                                     --        5,412
Reinsurance payable to parent                                                                 979          971
Separate Accounts                                                                       1,009,784      928,824
                                                                                       ----------   ----------
        TOTAL LIABILITIES                                                               7,966,992    7,421,248
                                                                                       ----------   ----------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 11)

SHAREHOLDER'S EQUITY
Common stock, $25 par value, 100 thousand shares authorized, issued and outstanding         2,500        2,500
Additional capital paid-in                                                                140,000      140,000
Retained income                                                                           432,458      395,965
Accumulated other comprehensive income:
   Unrealized net capital gains and losses                                                 78,038      128,968
                                                                                       ----------   ----------
        Total accumulated other comprehensive income                                       78,038      128,968
                                                                                       ----------   ----------
        TOTAL SHAREHOLDER'S EQUITY                                                        652,996      667,433
                                                                                       ----------   ----------
        TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                     $8,619,988   $8,088,681
                                                                                       ==========   ==========

                       See notes to financial statements.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                  DECEMBER 31,
                                                         -------------------------------
(IN THOUSANDS)                                             2006       2005         2004
                                                         --------   --------    --------
COMMON STOCK                                             $  2,500   $  2,500    $  2,500
                                                         --------   --------    --------
ADDITIONAL CAPITAL PAID IN
Balance, beginning of year                                140,000    120,000      55,787
Capital contribution                                           --     20,000      64,213
                                                         --------   --------    --------
Balance, end of year                                      140,000    140,000     120,000
                                                         --------   --------    --------
RETAINED INCOME
Balance, beginning of year                                395,965    361,480     336,563
Net income                                                 34,342     34,521      24,917
Gain on recapture of reinsurance agreement with parent      2,151         --          --
Dividend-in-kind                                               --        (36)         --
                                                         --------   --------    --------
Balance, end of year                                      432,458    395,965     361,480
                                                         --------   --------    --------
ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance, beginning of year                                128,968    155,255     138,724
Change in unrealized net capital gains and losses         (50,930)   (26,287)     16,531
                                                         --------   --------    --------
Balance, end of year                                       78,038    128,968     155,255
                                                         --------   --------    --------
TOTAL SHAREHOLDER'S EQUITY                               $652,996   $667,433    $639,235
                                                         ========   ========    ========

                       See notes to financial statements.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                            STATEMENTS OF CASH FLOWS

                                                                                          YEAR ENDED DECEMBER 31,
                                                                                   -------------------------------------
(IN THOUSANDS)                                                                        2006         2005          2004
                                                                                   ---------   -----------   -----------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                         $  34,342   $    34,521   $    24,917
Adjustments to reconcile net income to net cash provided by operating activities
   Amortization and other non-cash items                                             (72,250)      (58,887)      (51,544)
   Realized capital gains and losses                                                  22,085         5,192         9,297
   Loss (gain) on disposition of operations                                           10,694            (1)       (1,326)
   Cumulative effect of change in accounting principle                                    --            --         7,586
   Interest credited to contractholder funds                                         167,171       161,936       129,804
   Changes in:
      Reserve for life-contingent contract benefits and contractholder funds          26,648        36,533        32,492
      Deferred policy acquisition costs                                              (31,265)      (26,542)      (66,532)
      Income taxes                                                                    (5,467)        2,591        12,091
      Other operating assets and liabilities                                          23,605       (15,285)       (7,442)
                                                                                   ---------   -----------   -----------
         Net cash provided by operating activities                                   175,563       140,058        89,343
                                                                                   ---------   -----------   -----------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of fixed income securities                                       877,430       481,745       485,522
Investment collections
   Fixed income securities                                                           115,003       160,281       184,317
   Mortgage loans                                                                     73,110        54,795        26,714
Investments purchases
   Fixed income securities                                                          (954,087)   (1,086,370)   (1,758,452)
   Mortgage loans                                                                   (144,267)     (205,389)     (119,953)
Change in short-term investments, net                                                (28,239)       29,687       (29,248)
Change in other investments, net                                                       3,486         2,305         2,678
Disposition of operations                                                           (389,601)           --            --
Change in policy loans                                                               (1,470)        (1,750)         (841)
                                                                                   ---------   -----------   -----------
         Net cash used in investing activities                                      (448,635)     (564,696)   (1,209,263)
                                                                                   ---------   -----------   -----------
CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution                                                                      --        20,000        64,213
Contractholder fund deposits                                                         793,233       878,614     1,385,364
Contractholder fund withdrawals                                                     (516,889)     (478,782)     (331,764)
                                                                                   ---------   -----------   -----------
         Net cash provided by financing activities                                   276,344       419,832     1,117,813
                                                                                   ---------   -----------   -----------
NET INCREASE (DECREASE) IN CASH                                                        3,272        (4,806)       (2,107)
CASH AT BEGINNING OF YEAR                                                              3,818         8,624        10,731
                                                                                   ---------   -----------   -----------
CASH AT END OF YEAR                                                                $   7,090   $     3,818   $     8,624
                                                                                   =========   ===========   ===========

                       See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

1. GENERAL

BASIS OF PRESENTATION

     The accompanying financial statements include the accounts of Allstate Life Insurance Company of New York (the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). Management has identified the Company as a single segment entity.

     To conform to the current year presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

NATURE OF OPERATIONS

     The Company sells life insurance, retirement, investment and supplemental accident and health insurance products to individual customers. The principal products are traditional, interest-sensitive and variable life insurance, supplemental accident and health insurance, and deferred and immediate fixed annuities.

     The Company is authorized to sell life insurance and retirement products in the state of New York. The Company distributes its products to individuals through several distribution channels, including Allstate exclusive agencies, independent agents (including master brokerage agencies and workplace enrolling agents), financial services firms, such as broker/dealers and specialized structured settlement brokers. Although the Company currently benefits from agreements with financial services entities that market and distribute its products, change in control of these non-affiliated entities could negatively impact the Company's sales.

     The Company monitors economic and regulatory developments that have the potential to impact its business. The ability of banks to affiliate with insurers may have a material adverse effect on all of the Company's product lines by substantially increasing the number, size and financial strength of potential competitors. Furthermore, federal and state laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress and various state legislatures have considered proposals that, if enacted, could impose a greater tax burden on the Company or could have an adverse impact on the tax treatment of some insurance products offered by the Company, including favorable policyholder tax treatment currently applicable to life insurance and annuities. Legislation that reduced the federal income tax rates applicable to certain dividends and capital gains realized by individuals, or other proposals, if adopted, that reduce the taxation, or permit the establishment, of certain products or investments that may compete with life insurance or annuities could have an adverse effect on the Company's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, changes in the federal estate tax laws could negatively affect the demand for the types of life insurance used in estate planning.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed income securities include bonds, commercial mortgage-backed, asset-backed and mortgage-backed securities, and redeemable preferred stocks. Fixed income securities may be sold prior to their contractual maturity ("available for sale") and are carried at fair value. The fair value of publicly traded fixed income securities is based upon independent market quotations. The fair value of non-publicly traded securities is based on either widely accepted pricing valuation models which use internally developed ratings and independent third party data (e.g., term structures of interest rates and current publicly traded bond prices) as inputs or independent third party pricing sources. The valuation models use security specific information such as ratings, industry, coupon, and maturity along with third party data and publicly traded bond prices to determine security specific spreads. These spreads are then adjusted for illiquidity based on historical analysis and broker surveys. The difference between amortized cost and fair value, net of deferred income taxes, certain life and annuity deferred policy acquisition costs, certain deferred sales inducement costs, and certain reserves for life-contingent contract benefits, are reflected as a component of accumulated other comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a component of proceeds from sales. Cash received from maturities and pay-downs is reflected as a component of investment collections.

     Mortgage loans are carried at outstanding principal balances, net of unamortized premium or discount and valuation allowances, if any. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected. Valuation allowances for impaired loans reduce the carrying value to the fair value of the collateral or the present value of the loan's expected future repayment cash flows discounted at the loan's original effective interest rate.

     Short-term investments are carried at cost or amortized cost that approximates fair value, and include the investment of collateral received in connection with securities lending business activities. For these transactions, the Company records an offsetting liability in other liabilities and accrued expenses for the Company's obligation to return the collateral or funds received. We also purchase securities under agreements to resell.

     Policy loans are carried at the unpaid principle balances. Other investments consist primarily of derivative financial instruments.

     Investment income consists primarily of interest and is recognized on an accrual basis. Interest income on mortgage-backed, commercial mortgage-backed and asset-backed securities is determined using the effective yield method, considering estimated principal repayments when applicable. Accrual of income is suspended for fixed income securities and mortgage loans that are in default or when the receipt of interest payments is in doubt.

     Realized capital gains and losses include gains and losses on investment dispositions, write-downs in value due to other-than-temporary declines in fair value and changes in the fair value of certain derivatives including related periodic and final settlements. Dispositions include sales, losses recognized in anticipation of dispositions and other transactions such as calls and prepayments. Realized capital gains and losses on investment dispositions are determined on a specific identification basis.

     The Company recognizes other-than-temporary impairment losses on fixed income securities when the decline in fair value is deemed other-than-temporary (see Note 6).

DERIVATIVE AND EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS

     Derivative financial instruments include foreign currency swaps, interest rate caps, interest rate futures, and re-investment related and equity market risk transfer reinsurance agreements with ALIC that meet the accounting definition of a derivative (see Note 5). Foreign currency swaps involve the future exchange or delivery of foreign currency on terms negotiated at the inception of the contract. Interest rate cap agreements give the holder the right to receive at a future date, the amount, if any, by which a specified market interest rate exceeds the fixed cap, applied to a notional amount. Interest rate futures are defined as commitments to buy or sell designated financial instruments based on specified prices or yields. Derivatives that are required to be separated from the host instrument and accounted for as derivative financial instruments ("subject to bifurcation") are embedded in certain variable life and annuity contracts.

     All derivatives are accounted for on a fair value basis and reported as other investments, reinsurance recoverables, other assets, other liabilities and accrued expenses or contractholder funds. Embedded derivative instruments subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contracts. The change in the fair value of derivatives embedded in liabilities and subject to bifurcation is reported in contract benefits or realized capital gains and losses.

     When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The hedged item may be either all or a specific portion of a recognized asset, liability or an unrecognized firm commitment attributable to a particular risk. At the inception of the hedge, the Company formally documents the hedging relationship and risk management objective and strategy. The documentation identifies the hedging instrument, the hedged item, the nature of the risk being hedged and the methodology used to assess the effectiveness of the hedging instrument in offsetting the exposure to changes in the hedged item's fair value attributable to the hedged risk, or in the case of a cash flow hedge, the exposure to changes in the hedged item's or transaction's variability in cash flows attributable to the hedged risk. The Company does not exclude any component of the change in fair value of the hedging instrument from the effectiveness assessment. At each reporting date, the Company confirms that the hedging instrument continues to be highly effective in offsetting the hedged risk. Ineffectiveness in fair value hedges and cash flow hedges is reported in realized capital gains and losses.

     CASH FLOW HEDGES The Company designates certain of its foreign currency swap contracts as cash flow hedges when the hedging instrument is highly effective in offsetting the exposure of variations in cash flows for the hedged risk that could affect net income. The Company's cash flow exposure may be associated with an existing asset, liability, or a forecasted transaction. Anticipated transactions must be probable of occurrence and their significant terms and specific characteristics must be identified.

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     For hedging instruments used in cash flow hedges, the changes in fair value of the derivatives are reported in accumulated other comprehensive income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged transaction affects net income or when the forecasted transaction affects net income. Accrued periodic settlements on derivatives used in cash flow hedges are reported in net investment income. The amount reported in accumulated other comprehensive income for a hedged transaction is limited to the lesser of the cumulative gain or loss on the derivative less the amount reclassified to net income; or the cumulative gain or loss on the derivative needed to offset the cumulative change in the expected future cash flows on the hedged transaction from inception of the hedge less the derivative gain or loss previously reclassified from accumulated other comprehensive income to net income. If the Company expects at any time that the loss reported in accumulated other comprehensive income would lead to a net loss on the combination of the hedging instrument and the hedged transaction which may not be recoverable, a loss is recognized immediately in realized capital gains and losses. If an impairment loss is recognized on an asset or an additional obligation is incurred on a liability involved in a hedge transaction, any offsetting gain in accumulated other comprehensive income is reclassified and reported together with the impairment loss or recognition of the obligation.

     TERMINATION OF HEDGE ACCOUNTING If, subsequent to entering into a hedge transaction, the derivative becomes ineffective (including if the hedged item is sold or otherwise extinguished, the occurrence of a hedged forecasted transaction is no longer probable, or the hedged asset becomes other-than-temporarily impaired), the Company may terminate the derivative position. The Company may also terminate derivative instruments or redesignate them as non-hedge as a result of other events or circumstances. If the derivative financial instrument is not terminated when a fair value hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a fair value hedge is no longer effective, is redesignated as a non-hedge, or when the derivative has been terminated, the fair value gain or loss on the hedged asset, liability or portion thereof used to adjust the book value of the asset, liability or portion thereof, which has already been recognized in income while the hedge was in place, is amortized over the remaining life of the hedged asset, liability or portion thereof to net investment income or interest credited to contractholder funds beginning in the period that hedge accounting is no longer applied. If the hedged item of a fair value hedge is an asset, which has become other-than-temporarily impaired, the adjustment made to the book value of the asset is subject to the accounting policies applied to other-than-temporarily impaired assets. When a derivative financial instrument used in a cash flow hedge of an existing asset or liability is no longer effective or is terminated, the gain or loss recognized on the derivative is reclassified from accumulated other comprehensive income to net income as the hedged risk impacts net income, beginning in the period hedge accounting is no longer applied or the derivative instrument is terminated. If the derivative financial instrument is not terminated when a cash flow hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a derivative financial instrument used in a cash flow hedge of a forecasted transaction is terminated because the forecasted transaction is no longer probable, the gain or loss recognized on the derivative is immediately reclassified from accumulated other comprehensive income to realized capital gains and losses in the period that hedge accounting is no longer applied. If the cash flow hedge is no longer effective, the gain or loss recognized on the derivative is reclassified from accumulated other comprehensive income to net income as the remaining hedged item affects net income.

     NON-HEDGE DERIVATIVE FINANCIAL INSTRUMENTS The Company also has certain derivatives that are used in interest rate and equity price risk management strategies for which hedge accounting is not applied. These derivatives consist of interest rate caps, financial futures contracts, and re-investment related and equity market risk transfer reinsurance agreements with ALIC that meet the accounting definition of a derivative.

     Based upon the type of derivative instrument and strategy, the income statement effects of these derivatives are reported in a single line item, with the results of the associated risk. Therefore, the derivatives' fair value gains and losses and accrued periodic settlements are recognized together in one of the following during the reporting period: realized capital gains and losses or contract benefits. Cash flows from embedded derivatives requiring bifurcation and derivatives receiving hedge accounting are reported consistently with the host contracts and hedged risks respectively within the Statements of Cash Flows. Cash flows from other derivatives are reported in cash flows from investing activities within the Statements of Cash Flows.

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SECURITIES LOANED

     The Company's business activities include securities lending transactions, which are used primarily to generate net investment income. These transactions are short-term in nature (usually 30 days or less).

     The Company receives collateral for securities loaned in an amount generally equal to 102% of the fair value of securities and records the related obligations to return the collateral in other liabilities and accrued expenses. The carrying value of these obligations approximates fair value because of their relatively short-term nature. The Company monitors the market value of securities loaned on a daily basis and obtains additional collateral as necessary under the terms of the agreements to mitigate counterparty credit risk. The Company maintains the right and ability to redeem the securities loaned on short notice. Substantially all of the Company's securities loaned are placed with large brokerage firms.

RECOGNITION OF PREMIUM REVENUES AND CONTRACT CHARGES, AND RELATED BENEFITS AND INTEREST CREDITED

     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due from policyholders. Benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy and are reflected in contract benefits.

     Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to such revenue such that profits are recognized over the lives of the contracts.

     Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and any amounts assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for cost of insurance (mortality risk), contract administration and early surrender. These revenues are recognized when assessed against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities and immediate annuities without life contingencies are considered investment contracts. Consideration received for such contracts is reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration, and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance.

     Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life contracts and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Pursuant to the adoption of Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1") in 2004, interest credited also includes amortization of deferred sales inducement ("DSI") expenses. DSI is amortized into interest credited using the same method used to amortize deferred policy acquisition costs ("DAC").

     Contract charges for variable life and variable annuity products consist of fees assessed against the contractholder account values for contract maintenance, administration, mortality, expense and early surrender. Contract benefits incurred include guaranteed minimum death, income, withdrawal and accumulation benefits. Subsequent to our disposal of all of our variable annuity business through reinsurance agreements with Prudential in 2006 (see Note 3), the contract charges and contract benefits related thereto are reported net of reinsurance ceded.

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DEFERRED POLICY ACQUISITION AND SALES INDUCEMENT COSTS

     Costs that vary with and are primarily related to acquiring life insurance and investment contracts are deferred and recorded as DAC. These costs are principally agents' and brokers' remuneration and certain underwriting costs. DSI costs, which are deferred and recorded as other assets, relate to sales inducements offered on sales to new customers, principally on annuities and primarily in the form of additional credits to the customer's account value or enhancements to interest credited for a specified period, which are beyond amounts currently being credited to existing contracts. All other acquisition costs are expensed as incurred and included in operating costs and expenses on the Statements of Operations and Comprehensive Income. DAC is amortized to income and included in amortization of deferred policy acquisition costs on the Statements of Operations and Comprehensive Income. DSI is reported in other assets and amortized to income using the same methodology and assumptions as DAC and is included in interest credited to contractholder funds on the Statements of Operations and Comprehensive Income. DAC and DSI are periodically reviewed for recoverability and written down if necessary.

     For traditional life insurance and other premium paying contracts, DAC is amortized in proportion to the estimated revenues on such business. Assumptions used in amortization of DAC and reserve calculations are determined based upon conditions as of the date of policy issuance and are generally not revised during the life of the policy. Any deviations from projected business in force resulting from actual policy terminations differing from expected levels and any estimated premium deficiencies change the rate of amortization in the period such events occur. Generally, the amortization period for these contracts approximates the estimated lives of the policies.

     For internal exchanges of traditional life insurance, the unamortized balance of costs previously deferred under the original contracts are charged to income. The new costs associated with the exchange are deferred and amortized to income.

     For interest-sensitive life, annuities and other investment contracts, DAC and DSI are amortized in proportion to the incidence of the total present value of gross profits, which includes both actual historical gross profits ("AGP") and estimated future gross profits ("EGP") earned over the estimated lives of the contracts. Actual amortization periods range from 15-30 years; however, incorporating estimates of customer surrender rates, partial withdrawals and deaths generally result in the majority of deferred costs being amortized over the surrender charge period. The rate of amortization during this term is matched to the pattern of total gross profits. AGP and EGP consist of the following components: benefit margins, primarily from mortality; investment margin including realized capital gains and losses; and contract administration, surrender and other contract charges, less maintenance expenses.

     Changes in the amount or timing of EGP result in adjustments to the cumulative amortization of DAC and DSI. All such adjustments are reflected in the current results of operations.

     The Company performs quarterly reviews of DAC and DSI recoverability for interest-sensitive life, annuities and investment contracts in the aggregate using current assumptions. If a change in the amount of EGP is significant, it could result in the unamortized DAC and DSI not being recoverable, resulting in a charge which is included as a component of amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively, on the Statements of Operations and Comprehensive Income.

     Any amortization of DAC or DSI that would result from changes in unrealized gains or losses had those gains or losses actually been realized during the reporting period is recorded net of tax in other comprehensive income.

REINSURANCE

     In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance from reinsurers (see Note 9). The Company has also used reinsurance to effect the disposition of its variable annuity business (see Note 3). The amounts reported in the Statements of Financial Position as reinsurance recoverables include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on insurance liabilities and contractholder funds that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contract. Insurance liabilities are reported gross of reinsurance recoverables. Reinsurance premiums are generally reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts. Reinsurance does not extinguish the Company's primary liability under the policies written. Therefore, the Company regularly evaluates the financial condition of the reinsurers and establishes allowances for uncollectible reinsurance recoverables as appropriate.

     The Company has a reinsurance treaty with ALIC through which it cedes primarily re-investment related risk on its structured settlement annuities. The terms of the treaty meet the accounting definition of a derivative under Statement of Financial Accounting Standards ("SFAS") No. 133 "Accounting for Derivative Instruments and Hedging Activities". Accordingly, the treaty is recorded in the Statement of Financial Position at fair value. Changes in the fair value of the treaty and premiums paid to ALIC are recognized in realized capital gains and losses (see Note 5).

     Prior to the Company's disposition of the variable annuity business through reinsurance with Prudential effective June 1, 2006 (see Note 3), the Company had a reinsurance treaty through which it ceded contract benefits on its guaranteed minimum accumulation benefits ("GMABs"), guaranteed minimum withdrawal benefits ("GMWBs") and certain guaranteed minimum death benefits ("GMDBs") to ALIC. The terms of the treaty met the accounting definition of a derivative under Statement of Financial Accounting Standards ("SFAS") No. 133 "Accounting for Derivative Instruments and Hedging Activities". Accordingly, the treaty was recorded in the Statement of Financial Position at fair value. Changes in the fair value of the treaty were recognized in contract benefits. The reinsurance treaty was recaptured in 2006 (see Note 5).

INCOME TAXES

     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on fixed income securities, insurance reserves and DAC. A deferred tax asset valuation allowance is established when there is uncertainty that such assets would be realized.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

     The reserve for life-contingent contract benefits, which relates to traditional life and supplemental accident and health insurance and immediate annuities with life contingencies, is computed on the basis of long-term actuarial assumptions as to future investment yields, mortality, morbidity, policy terminations and expenses (see Note 8). These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, the related increase in reserves for certain immediate annuities with life contingencies is recorded net of tax as a reduction of the unrealized net capital gains included in accumulated other comprehensive income.

CONTRACTHOLDER FUNDS

     Contractholder funds represent interest-bearing liabilities arising from the sale of products, such as interest-sensitive life, fixed annuities, and variable annuity and life deposits allocated to fixed accounts. Contractholder funds are comprised primarily of deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses (see Note 8). Contractholder funds also include reserves for secondary guarantees on variable annuities, which were reinsured to Prudential in 2006.

SEPARATE ACCOUNTS

     Separate accounts assets and liabilities are carried at fair value. The assets of the separate accounts are legally segregated and available only to settle separate account contract obligations. Separate accounts liabilities represent the contractholders' claims to the related assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore, are not included in the Company's Statements of Operations and Comprehensive Income. Deposits to, and surrenders and withdrawals from, the separate accounts are not included in cash flows.

     Absent any contract provision wherein the Company provides a guarantee, which for variable annuities was reinsured to Prudential in 2006, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives.


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OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     Commitments to extend mortgage loans and purchase private placement securities have off-balance-sheet risk because their contractual amounts are not recorded in the Company's Statements of Financial Position (see Note 7).

ADOPTED ACCOUNTING STANDARDS

FINANCIAL ACCOUNTING STANDARDS BOARD STAFF POSITION NO. FAS 115-1, "THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS" ("FSP FAS 115-1")

     The Company adopted Financial Accounting Standards Board ("FASB") FSP FAS 115-1 as of January 1, 2006. FSP FAS 115-1 nullifies the guidance in paragraphs 10-18 of Emerging Issues Task Force Issue No. 03-1 ("EITF Issue 03-1"), "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" and references existing other-than-temporary impairment guidance. FSP FAS 115-1 clarifies that an investor should recognize an impairment loss no later than when the impairment is deemed other-than-temporary, even if a decision to sell the security has not been made, and also provides guidance on the subsequent accounting for income recognition on an impaired debt security. The adoption of FSP FAS 115-1 was required on a prospective basis and did not have a material effect on the results of operations or financial position of the Company.

STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 154, "ACCOUNTING CHANGES AND ERROR CORRECTIONS" ("SFAS NO. 154")

     The Company adopted SFAS No. 154 on January 1, 2006. SFAS No. 154 replaces Accounting Principles Board ("APB") Opinion No. 20, "Accounting Changes", and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements". SFAS No. 154 requires retrospective application to prior periods' financial statements for changes in accounting principle, unless determination of either the period specific effects or the cumulative effect of the change is impracticable or otherwise promulgated. The Company had no accounting changes or error corrections affected by the new standard.

SECURITIES AND EXCHANGE COMMISSION ("SEC") STAFF ACCOUNTING BULLETIN NO. 108, "CONSIDERING THE EFFECTS OF PRIOR YEAR MISSTATEMENTS WHEN QUANTIFYING MISSTATEMENTS IN CURRENT YEAR FINANCIAL STATEMENTS" ("SAB 108")

     In September 2006, the SEC issued SAB 108 in order to eliminate the diversity of practice in the process by which misstatements are quantified for purposes of assessing materiality on the financial statements. SAB 108 is intended to eliminate the potential for the build up of improper amounts on the balance sheet due to the limitations of certain methods of materiality assessment utilized in current practice. SAB 108 establishes a single quantification framework wherein the significance measurement is based on the effects of the misstatements on each of the financial statements as well as the related financial statement disclosures. If a company's existing methods for assessing the materiality of misstatements are not in compliance with the provisions of SAB 108, the initial application of the provisions may be adopted by restating prior period financial statements under certain circumstances or otherwise by recording the cumulative effect of initially applying the provisions of SAB 108 as adjustments to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment recorded to the opening balance of retained earnings. The provisions of SAB 108 must be applied no later than the annual financial statements issued for the first fiscal year ending after November 15, 2006. The Company's adoption of SAB 108 in the fourth quarter of 2006 for the fiscal year then ended did not have any effect on its results of operations or financial position.

STATEMENT OF POSITION 03-1, "ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS" ("SOP 03-1")

     On January 1, 2004, the Company adopted SOP 03-1. The major provisions of the SOP that affected the Company at the time of adoption are listed below. The provisions were primarily applicable to the business that was subsequently reinsured on June 1, 2006 (see Note 3 for more information):

- Establishment of reserves primarily related to death benefit and income benefit guarantees provided under variable annuity contracts;

- Deferral of sales inducements that meet certain criteria, and amortization using the same method used for DAC.

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     The cumulative effect of the change in accounting principle from implementing SOP 03-1 was a loss of $7.6 million, after-tax ($11.7 million, pre-tax). It was comprised of an increase in benefit reserves (primarily for variable annuity contracts) of $942 thousand, pre-tax, and a reduction in DAC and DSI of $10.7 million, pre-tax.

     The SOP required consideration of a range of potential results to estimate the cost of variable annuity death benefits and income benefits, which generally necessitated the use of stochastic modeling techniques. To maintain consistency with the assumptions used in the establishment of reserves for variable annuity guarantees, the Company utilized the results of this stochastic modeling to estimate expected gross profits, which form the basis for determining the amortization of DAC and DSI. This new modeling approach resulted in a lower estimate of expected gross profits, and therefore resulted in a write-down of DAC and DSI.

     DSI and related amortization is classified within the Statements of Financial Position and Operations and Comprehensive Income as other assets and interest credited to contractholder funds, respectively (see Note 10).

AMERICAN INSTITUTE OF CERTIFIED PUBLIC ACCOUNTANTS ("AICPA") TECHNICAL PRACTICE AID ("TPA") RE. SOP 03-1

     In September 2004, the staff of the AICPA, aided by industry experts, issued a set of technical questions and answers on financial accounting and reporting issues related to SOP 03-1. The TPA addresses a number of issues related to SOP 03-1 including when it was necessary to establish a liability in addition to the account balance for certain contracts such as single premium and universal life that meet the definition of an insurance contract and have amounts assessed against the contractholder in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function. The impact of adopting the provisions of the TPAs did not have a material effect on the results of operations or financial position of the Company.

PENDING ACCOUNTING STANDARDS

STATEMENT OF POSITION 05-1, "ACCOUNTING BY INSURANCE ENTERPRISES FOR DEFERRED ACQUISITION COSTS IN CONNECTION WITH MODIFICATIONS OR EXCHANGES OF INSURANCE CONTRACTS" ("SOP 05-1")

     In October 2005, the American Institute of Certified Public Accountants ("AICPA") issued SOP 05-1. SOP 05-1 provides accounting guidance for deferred policy acquisition costs associated with internal replacements of insurance and investment contracts other than those already described in SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments". SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. In February 2007, the AICPA issued a set of twelve TPAs that provide interpretive guidance to be utilized, if applicable, at the date of adoption. The provisions of SOP 05-1 are effective for internal replacements occurring in fiscal years beginning after December 15, 2006. Based on the issued standard and the TPAs released in February 2007, the Company's estimated impact of adoption will not have a material effect on its results of operations or financial position.

SFAS NO. 155, "ACCOUNTING FOR CERTAIN HYBRID FINANCIAL INSTRUMENTS - AN AMENDMENT OF FASB STATEMENTS NO. 133 AND 140" ("SFAS NO. 155")

     In February 2006, the FASB issued SFAS No. 155, which permits the fair value remeasurement at the date of adoption of any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation under paragraph 12 or 13 of SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities"; clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS No. 133; establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or hybrid financial instruments that contain embedded derivatives requiring bifurcation; and clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives. The provisions of SFAS No. 155 are effective for all financial instruments acquired, issued or subject to a remeasurement event occurring after the beginning of the first fiscal year that begins after September 15, 2006. The Company elected not to remeasure its existing hybrid financial instruments at the date of adoption that contained embedded derivatives requiring bifurcation pursuant to paragraph 12 or 13 of SFAS No. 133. The adoption of SFAS No. 155 is not expected to have a material effect on the results of operations or financial position of the Company.

FINANCIAL ACCOUNTING STANDARDS BOARD INTERPRETATION NO. 48, "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES", ("FIN 48")

     In July 2006, the FASB issued FIN 48, which clarifies the accounting for uncertainty in income taxes recognized in an entity's financial statements in accordance with FASB Statement No. 109, "Accounting for Income Taxes". FIN 48 requires an entity to recognize the benefit of tax positions only when it is more likely than not, based on the position's technical merits, that the position would be sustained upon examination by the respective taxing authorities. The tax benefit is measured as the largest benefit that is more than fifty-percent likely of being realized upon final settlement with the respective taxing authorities. FIN 48 is effective for fiscal years beginning after December 15, 2006. FIN 48 will not have a material effect on the results of operations or financial position of the Company.

SFAS NO. 157, "FAIR VALUE MEASUREMENTS" ("SFAS NO. 157")

     In September 2006, the FASB issued SFAS No. 157 which redefines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. SFAS No. 157 applies where other accounting pronouncements require or permit fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. The effects of adoption will be determined by the types of instruments carried at fair value in the Company's financial statements at the time of adoption as well as the method utilized to determine their fair values prior to adoption. Based on the Company's current use of fair value measurements, SFAS No. 157 is not expected to have a material effect on the results of operations or financial position of the Company.

SFAS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" ("SFAS NO. 159")

     In February 2007, the FASB issued SFAS No. 159 which provides reporting entities an option to report selected financial assets, including investment securities designated as available for sale, and liabilities, including most insurance contracts, at fair value. SFAS No. 159 establishes presentation and disclosure requirements designed to facilitate comparisons between companies that choose different measurement attributes for similar types of assets and liabilities. The standard also requires additional information to aid financial statement users' understanding of a reporting entity's choice to use fair value on its earnings and also requires entities to display on the face of the balance sheet the fair value of those assets and liabilities for which the reporting entity has chosen to measure at fair value. SFAS No. 159 is effective as of the beginning of a reporting entity's first fiscal year beginning after November 15, 2007. Early adoption is permitted as of the beginning of the previous fiscal year provided the entity makes that choice in the first 120 days of that fiscal year and also elects to apply the provisions of SFAS No. 157. Because application of the standard is optional, any impacts are limited to those financial assets and liabilities to which SFAS No. 159 would be applied, which has yet to be determined, as is any decision concerning the early adoption of the standard.

3. DISPOSITION

     On June 1, 2006, the Company, its parent ALIC, and the Corporation, completed the disposal of its variable annuity business pursuant to a definitive agreement (the "Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America (collectively "Prudential"). The disposal was effected through a combination of coinsurance and modified coinsurance reinsurance agreements (the "Reinsurance Agreements").

     As a result of the modified coinsurance reinsurance, the separate account assets remain on the Company's Statements of Financial Position, but the related results of operations are fully reinsured to Prudential beginning on June 1, 2006 and presented net of reinsurance on the Statements of Operations and Comprehensive Income. In contrast, $440.0 million of assets supporting general account liabilities have been transferred to Prudential, net of consideration, under the coinsurance reinsurance provisions. The general account liabilities, however, remain on the Statements of Financial Position with a corresponding reinsurance recoverable. For purposes of presentation in the Statements of Cash Flows, the Company treated the reinsurance of its variable annuity business as a disposition of operations, consistent with the substance of the transaction which was the disposition of a block of business accomplished through reinsurance. Accordingly, the net consideration transferred to Prudential of $388.4 million (computed as $440.0 million of general account insurance liabilities transferred to Prudential on the closing date less consideration of $51.6 million) and the costs of executing the transaction of $1.2 million, pretax, were classified as a disposition of operations in the cash flows from investing activities section of the Statements of Cash Flows. The Reinsurance Agreements do not extinguish the Company's primary liability under the variable annuity contracts.

     Under the Agreement, the Company, ALIC and the Corporation have indemnified Prudential for certain pre-closing contingent liabilities (including extra-contractual liabilities of the Company and ALIC and liabilities specifically excluded from the transaction) that the Company and ALIC have agreed to retain. In addition, the Company, ALIC and the Corporation will each indemnify Prudential for certain post-closing liabilities that may arise from the acts of the Company and ALIC, and their agents, including in connection with the Company's and ALIC's provision of transition services.

     The terms of the Agreement give Prudential the right to be the exclusive provider of its variable annuity products through the Allstate proprietary agency force for three years and a non-exclusive preferred provider for the following two years. During a transition period, the Company and ALIC will continue to issue new variable annuity contracts, accept additional deposits on existing business from existing contractholders on behalf of Prudential and, for a period of twenty-four months or less, service the reinsured business while Prudential prepares for the migration of the business onto its servicing platform.

     Pursuant to the Agreement, the consideration was $51.6 million. The disposal resulted in a reinsurance loss of $9.3 million, pretax, which was included as a component of loss on disposition of operations on the Statements of Operations and Comprehensive Income along with other transactional expenses incurred. The total loss for this transaction totaled $10.7 million, pretax ($7.0 million, after-tax). DAC and DSI were reduced by $79.7 million and $6.2 million, respectively, as of the effective date of the transaction for balances related to the variable annuity business subject to the Reinsurance Agreements.

     The separate account balances related to the modified coinsurance reinsurance were $1.01 billion as of December 31, 2006. Separate account balances totaling approximately $2.7 million at December 31, 2006 related to the variable life business retained by the Company.

     In the five months of 2006 prior to its disposition, the Company's variable annuity business generated approximately $7.5 million in contract charges. In 2005 and 2004, the Company's variable annuity business generated approximately $16.7 million and $13.2 million in contract charges, respectively. The separate account balances were $927.4 million and general account balances were $501.2 million as of December 31, 2005.

4. SUPPLEMENTAL CASH FLOW INFORMATION

     Non-cash investment modifications, which reflect refinancings of fixed income securities, totaled $5.8 million, $4.5 million and $1.7 million for the years ended December 31, 2006, 2005 and 2004, respectively.

     Liabilities for collateral received in conjunction with the Company's securities lending business activities were $199.5 million, $149.5 million and $133.4 million at December 31, 2006, 2005 and 2004, respectively, and are reported as a component of other liabilities and accrued expenses in Statements of Financial Position. The accompanying cash flows are included in cash flows from operating activities in the Statements of Cash Flows along the activities resulting from management of the proceeds, which for the years ended December 31 are as follows:

(IN THOUSANDS)                                                             2006        2005        2004
                                                                        ---------   ---------   ---------
NET CHANGE IN PROCEEDS MANAGED
Net change in fixed income securities                                   $ (10,816)  $ (36,652)  $  59,856
Net change in short-term investments                                      (39,205)     20,555     (58,735)
                                                                        ---------   ---------   ---------
   Operating cash flow (used) provided                                  $ (50,021)  $ (16,097)  $   1,121
                                                                        =========   =========   =========
NET CHANGE IN LIABILITIES
Liabilities for collateral and security repurchase, beginning of year   $(149,465)  $(133,368)  $(134,489)
Liabilities for collateral and security repurchase, end of year          (199,486)   (149,465)   (133,368)
                                                                        ---------   ---------   ---------
   Operating cash flow provided (used)                                  $  50,021   $  16,097   $  (1,121)
                                                                        =========   =========   =========

5. RELATED PARTY TRANSACTIONS

BUSINESS OPERATIONS

     The Company utilizes services performed by its affiliates, AIC, ALIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on its behalf. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs, allocated to the Company were $53.7 million, $53.8 million and $44.8 million in 2006, 2005 and 2004, respectively. A portion of these expenses relate to the acquisition of business and is deferred and amortized into income.

STRUCTURED SETTLEMENT ANNUITIES

     The Company issued $15.0 million, $16.0 million and $19.4 million of structured settlement annuities, a type of immediate annuity, in 2006, 2005 and 2004, respectively, at prices based upon interest rates in effect at the time of issuance, to fund structured settlement annuities in matters involving AIC. Of these amounts, $1.5 million, $2.0 million and $5.4 million relate to structured settlement annuities with life contingencies and are included in premium income in 2006, 2005 and 2004, respectively. In most cases, these annuities were issued under a "qualified assignment," whereby prior to July 1, 2001 Allstate Settlement Corporation ("ASC"), and on and subsequent to July 1, 2001 Allstate Assignment Corporation ("AAC"), both wholly owned subsidiaries of ALIC, purchased annuities from the Company and assumed AIC's obligation to make future payments.

     Reserves recorded by the Company for annuities issued to ASC and AAC, including annuities to fund structured settlement annuities in matters involving AIC, were $1.86 billion and $1.78 billion at December 31, 2006 and 2005, respectively.

BROKER/DEALER AGREEMENTS

     The Company has a service agreement with Allstate Distributors, L.L.C. ('ADLLC"), a broker-dealer company owned by ALIC, whereby ADLLC promotes and markets the fixed and variable annuities sold by the Company to unaffiliated financial services firms. In addition, ADLLC also acts as the underwriter of variable annuities sold by the Company. In return for these services, the Company recorded commission expense of $6.0 million, $7.1 million and $5.6 million for the years ended December 31, 2006, 2005 and 2004, respectively.

     The Company receives underwriting and distribution services from Allstate Financial Services, LLC ("AFS"), an affiliated broker/dealer company, for certain variable annuity and variable life insurance contracts sold by Allstate exclusive agencies. The Company incurred $1.4 million, $1.3 million and $1.4 million of commission and other distribution expenses for the years ended December 31, 2006, 2005 and 2004, respectively.

REINSURANCE TRANSACTIONS

     The Company has reinsurance agreements with unaffiliated reinsurers and ALIC in order to limit aggregate and single exposure on large risks. A portion of the Company's premiums and policy benefits are ceded to ALIC and reflected net of such reinsurance in the Statements of Operations and Comprehensive Income. Reinsurance recoverables and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the Statements of Financial Position. The Company continues to have primary liability as the direct insurer for risks reinsured (see Note 9).

     Additionally, the Company entered into a reinsurance treaty through which it primarily cedes re-investment related risk on its structured settlement annuities to ALIC. Under the terms of the treaty, the Company pays a premium to ALIC that varies with the aggregate structured settlement annuity statutory reserve balance. In return, ALIC guarantees that the yield on the portion of the Company's investment portfolio that supports structured settlement annuity liabilities will not fall below contractually determined rates. The Company ceded premium related to structured settlement annuities to ALIC of $3.0 million, $2.9 million and $2.7 million for the years ended December 31, 2006, 2005 and 2004, respectively. At December 31, 2006 and 2005, the carrying value of the structured settlement reinsurance treaty was $(1.9) million and $(1.5) million, respectively, which is recorded in other assets. The premiums ceded and changes in the fair value of the reinsurance treaty are reflected as a component of realized capital gains and losses on the Statements of Operations and Comprehensive income as the treaty is recorded as a derivative instrument pursuant to the requirements of SFAS No. 133.

     Prior to the Company's disposition of the variable annuity business through reinsurance with Prudential effective June 1, 2006 (see Note 3), the Company had a reinsurance treaty through which it ceded contract benefits on its GMABs, GMWBs and certain GMDBs to ALIC. The reinsurance treaty was recaptured in 2006 and, in accordance therewith, the Company received cash in excess of the liabilities subject to the treaty resulting in a pre-tax gain of $3.3 million. The after-tax gain of $2.2 million was recorded as an adjustment to retained income since the transaction was between affiliates under common control. As of December 31, 2005, the carrying value of the treaty, which was recorded as a component of reinsurance recoverables was $(447) thousand.

CAPITAL CONTRIBUTION

     The Company received cash capital contributions from ALIC of $20.0 million and $64.2 million in 2005 and 2004, respectively, which were recorded as additional capital paid-in on the Statements of Financial Position.

DEBT

     The Company has an intercompany loan agreement with The Allstate Corporation. The amount of intercompany loans available to the Company is at the discretion of The Allstate Corporation. The maximum amount of loans The Allstate Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1.00 billion. The Company had no amounts outstanding under the inter-company loan agreement at December 31, 2006 and 2005. The Allstate Corporation uses commercial paper borrowings, bank lines of credit and repurchase agreements to fund inter-company borrowings.

INCOME TAXES

     The Company is a party to a federal income tax allocation agreement with the Corporation (see Note 12).

6. INVESTMENTS

FAIR VALUES

     The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                                       GROSS UNREALIZED
                                         AMORTIZED   -------------------      FAIR
(IN THOUSANDS)                             COST        GAINS     LOSSES       VALUE
                                        ----------   --------   --------   ----------
AT DECEMBER 31, 2006
U.S. government and agencies            $  541,877   $187,234   $     --   $  729,111
Municipal                                  314,768     12,979     (4,744)     323,003
Corporate                                3,214,504    125,379    (35,121)   3,304,762
Foreign government                         244,544     60,614       (211)     304,947
Mortgage-backed securities                 439,938      2,514     (9,256)     433,196
Commercial mortgage-backed securities      669,303      8,192     (4,316)     673,179
Asset-backed securities                    107,922      1,728       (628)     109,022
Redeemable preferred stock                   9,371        548         --        9,919
                                        ----------   --------   --------   ----------
   Total fixed income securities        $5,542,227   $399,188   $(54,276)  $5,887,139
                                        ==========   ========   ========   ==========

AT DECEMBER 31, 2005
U.S. government and agencies            $  510,362   $213,421   $     --   $  723,783
Municipal                                  308,219     20,193       (776)     327,636
Corporate                                3,286,652    182,630    (28,020)   3,441,262
Foreign government                         236,078     70,433       (176)     306,335
Mortgage-backed securities                 569,712      4,050    (10,712)     563,050
Commercial mortgage-backed securities      490,985      3,999     (3,149)     491,835
Asset-backed securities                    123,981      1,068       (679)     124,370
Redeemable preferred stock                   9,407      1,585         --       10,992
                                        ----------   --------   --------   ----------
   Total fixed income securities        $5,535,396   $497,379   $(43,512)  $5,989,263
                                        ==========   ========   ========   ==========

SCHEDULED MATURITIES

The scheduled maturities for fixed income securities are as follows at December 31, 2006:

                                          AMORTIZED     FAIR
(IN THOUSANDS)                              COST        VALUE
                                         ----------   ----------
Due in one year or less                  $   48,495   $   48,844
Due after one year through five years       799,478      807,453
Due after five years through ten years    1,494,665    1,564,283
Due after ten years                       2,651,729    2,924,341
                                         ----------   ----------
                                          4,994,367    5,344,921
Mortgage- and asset-backed securities       547,860      542,218
                                         ----------   ----------
  Total                                  $5,542,227   $5,887,139
                                         ==========   =========

     Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment on mortgage- and asset-backed securities, they are not categorized by contractual maturity. The commercial mortgage-backed securities are categorized by contractual maturity because they generally are not subject to prepayment risk.

NET INVESTMENT INCOME

     Net investment income for the years ended December 31 is as follows:

(IN THOUSANDS)                             2006       2005       2004
                                         --------   --------   --------
Fixed income securities                  $343,115   $330,567   $278,522
Mortgage loans                             38,576     33,373     27,198
Other                                      14,763      6,723      4,039
                                         --------   --------   --------
   Investment income, before expense      396,454    370,663    309,759
   Investment expense                      23,390     14,501      7,704
                                         --------   --------   --------
      Net investment income              $373,064   $356,162   $302,055
                                         ========   ========   ========

REALIZED CAPITAL GAINS AND LOSSES, AFTER-TAX

     Realized capital gains and losses by security type for the years ended December 31 are as follows:

(IN THOUSANDS)                                      2006       2005      2004
                                                  --------   -------   -------
Fixed income securities                           $(25,398)  $(6,596)  $(7,666)
Mortgage loans                                       3,572     3,000     1,480
Other                                                 (259)   (1,596)   (3,111)
                                                  --------   -------   -------
   Realized capital gains and losses, pre-tax      (22,085)   (5,192)   (9,297)
   Income tax benefit                                8,216     1,972     3,453
                                                  --------   -------   -------
   Realized capital gains and losses, after-tax   $(13,869)  $(3,220)  $(5,844)
                                                  ========   =======   =======

     Realized capital gains and losses by transaction type for the years ended December 31 are as follows:

(IN THOUSANDS)                                      2006       2005      2004
                                                  --------   -------   -------
Write-downs                                       $   (258)  $(1,543)  $(3,402)
Dispositions (1)                                   (21,568)   (2,053)   (2,784)
Valuation of derivative instruments                 (5,429)   (4,469)   (5,777)
Settlement of derivative instruments                 5,170     2,873     2,666
                                                  --------   -------   -------
   Realized capital gains and losses, pre-tax      (22,085)   (5,192)   (9,297)
   Income tax benefit                                8,216     1,972     3,453
                                                  --------   -------   -------
   Realized capital gains and losses, after-tax   $(13,869)  $(3,220)  $(5,844)
                                                  ========   =======   =======
----------
(1) Dispositions include sales, losses recognized in anticipation of dispositions and other transactions such as calls and prepayments. The Company recognized losses of $16.5 million and $6.8 million in 2006 and 2005, respectively, due to a change in intent to hold impaired securities. There were no losses recognized due to a change in intent during 2004.

     Gross gains of $5.9 million, $5.8 million and $5.2 million and gross losses of $18.8 million, $7.4 million and $13.3 million were realized on sales of fixed income securities during 2006, 2005 and 2004, respectively.

UNREALIZED NET CAPITAL GAINS AND LOSSES

     Unrealized net capital gains and losses included in accumulated other comprehensive income are as follows:

                                                                            GROSS UNREALIZED
                                                                FAIR      -------------------   UNREALIZED
(IN THOUSANDS)                                                 VALUE       GAINS      LOSSES     NET GAINS
                                                             ----------   --------   --------   ----------
AT DECEMBER 31, 2006
Fixed income securities                                      $5,887,139   $399,188   $(54,276)  $ 344,912
Derivative instruments and other investments                       (892)        --       (892)       (892)
                                                                                                ---------
   Total                                                                                          344,020
Amounts recognized for: (1)
   Premium deficiency reserve                                                                    (235,656)
   Deferred policy acquisition and sales inducements costs                                         11,694
                                                                                                ---------
      Total                                                                                      (223,962)
Deferred income taxes                                                                             (42,020)
                                                                                                ---------
Unrealized net capital gains and losses                                                         $  78,038
                                                                                                =========

                                                                            GROSS UNREALIZED
                                                                FAIR      -------------------   UNREALIZED
(IN THOUSANDS)                                                  VALUE       GAINS     LOSSES     NET GAINS
                                                             ----------   --------   --------   ----------
AT DECEMBER 31, 2005
Fixed income securities                                      $5,989,263   $497,379   $(43,512)  $ 453,867
Derivative instruments and other investments                       (154)        --       (154)       (154)
                                                                                                ---------
   Total                                                                                          453,713
Amounts recognized for: (1)
   Premium deficiency reserve                                                                    (257,473)
   Deferred policy acquisition and sales inducement costs                                           2,172
                                                                                                ---------
      Total                                                                                      (255,301)
Deferred income taxes                                                                             (69,444)
                                                                                                ---------
Unrealized net capital gains and losses                                                         $ 128,968
                                                                                                =========

----------
(1) See Note 2, Summary of Significant Accounting Policies for deferred policy acquisition and sales inducement costs and reserve for life contingent contract benefits.

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

     The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

(IN THOUSANDS)                                                      2006       2005       2004
                                                                 ---------   --------   --------
Fixed income securities                                          $(108,955)  $(78,803)  $ 52,790
Derivative instruments and other investments                          (738)       566       (720)
                                                                 ---------   --------   --------
  Total                                                           (109,693)   (78,237)    52,070
Amounts recognized for:
  Premium deficiency reserve                                        21,817    (17,063)   (25,011)
  Deferred policy acquisition and sales inducement
    costs                                                            9,522     54,858     (1,627)
                                                                 ---------   --------   --------
      Total                                                         31,339     37,795    (26,638)
Deferred income taxes                                               27,424     14,155     (8,901)
                                                                 ---------   --------   --------
(Decrease) increase in unrealized net capital gains and losses   $ (50,930)  $(26,287)  $ 16,531
                                                                 =========   ========   ========

PORTFOLIO MONITORING

     Inherent in the Company's evaluation of a particular security are assumptions and estimates about the operations of the issuer and its future earnings potential. Some of the factors considered in evaluating whether a decline in fair value is other-than-temporary are: 1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the recoverability of principal and interest;
3) the duration and extent to which the fair value has been less than amortized cost; 4) the financial condition, near-term and long-term prospects of the issuer, including relevant industry conditions and trends, and implications of rating agency actions and offering prices; and 5) the specific reasons that a security is in a significant unrealized loss position, including market conditions which could affect access to liquidity.

     The following table summarizes the gross unrealized losses and fair value of fixed income securities by the length of time that individual securities have been in a continuous unrealized loss position.

                                       LESS THAN 12 MONTHS                 12 MONTHS OR MORE
                                --------------------------------   --------------------------------      TOTAL
($ IN THOUSANDS)               NUMBER OF    FAIR      UNREALIZED   NUMBER OF   FAIR      UNREALIZED   UNREALIZED
AT DECEMBER 31, 2006            ISSUES      VALUE       LOSSES     ISSUES      VALUE       LOSSES       LOSSES
                                ------   ----------   ----------   ------   ----------   ----------   ----------
Fixed income securities
   Municipal                       19    $   85,322    $ (2,417)      10    $   52,910   $ (2,327)    $ (4,744)
   Corporate                      118       619,716      (8,721)     164       775,483    (26,400)     (35,121)
   Foreign government               1         4,934         (41)       2        10,067       (170)        (211)
   Mortgage-backed securities       7        57,005        (701)      28       267,323     (8,555)      (9,256)
   Commercial mortgage-backed
      securities                   18       166,545        (831)      33       192,775     (3,485)      (4,316)
   Asset-backed securities          6        16,010        (283)       3        12,635       (345)        (628)
                                  ---    ----------    --------      ---    ----------   --------     --------
      Total                       169    $  949,532    $(12,994)     240    $1,311,193   $(41,282)    $(54,276)
                                  ===    ==========    ========      ===    ==========   ========     ========
Investment grade fixed income
   securities                     153    $  919,918    $(12,448)     220    $1,274,151   $(38,837)    $(51,285)
Below investment grade fixed
   income securities               16        29,614        (546)      20        37,042     (2,445)      (2,991)
                                  ---    ----------    --------      ---    ----------   --------     --------
      Total fixed income
         securities               169    $  949,532    $(12,994)     240    $1,311,193   $(41,282)    $(54,276)
                                  ===    ==========    ========      ===    ==========   ========     ========
AT DECEMBER 31, 2005
Fixed income securities
   Municipal                       12    $   80,350    $   (776)      --    $       --   $     --     $   (776)
   Corporate                      227     1,078,813     (20,810)      27       159,782     (7,210)     (28,020)
   Foreign government               2        10,186        (176)      --            --         --         (176)
   Mortgage-backed securities      32       313,090      (7,089)      11       101,796     (3,623)     (10,712)
   Commercial mortgage-backed
      securities                   46       282,391      (3,149)      --            --         --       (3,149)
   Asset-backed securities         13        33,085        (427)       1         5,747       (252)        (679)
                                  ---    ----------    --------      ---    ----------   --------     --------
      Total                       332    $1,797,915    $(32,427)      39    $  267,325   $(11,085)    $(43,512)
                                  ===    ==========    ========      ===    ==========   ========     ========
Investment grade fixed income
   securities                     300    $1,746,340    $(30,717)      37    $  257,086   $(10,324)    $(41,041)
Below investment grade fixed
   income securities               32        51,575      (1,710)       2        10,239       (761)      (2,471)
                                  ---    ----------    --------      ---    ----------   --------     --------
      Total fixed income
         securities               332    $1,797,915    $(32,427)      39    $  267,325   $(11,085)    $(43,512)
                                  ===    ==========    ========      ===    ==========   ========     ========

     As of December 31, 2006, all of the unrealized losses related to securities with an unrealized loss position less than 20% of amortized cost, the degree of which suggests that these securities do not pose a high risk of being other-than-temporarily impaired. Of the $54.3 million in unrealized losses, $51.3 million related to unrealized losses on investment grade securities. Investment grade is defined as a security having a rating from the National Association of Insurance Commissioners ("NAIC") of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody's or a rating of AAA, AA, A or BBB from Standard & Poor's ("S&P"), Fitch or Dominion, or a rating of aaa, aa, a or bbb from A.M. Best; or a comparable internal rating if an externally provided rating is not available. Unrealized losses on investment grade securities are principally related to rising interest rates or changes in credit spreads since the securities were acquired.

     As of December 31, 2006, the Company had the intent and ability to hold the fixed income securities with unrealized losses for a period of time sufficient for them to recover.

MORTGAGE LOAN IMPAIRMENT

     A mortgage loan is impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. Interest income for impaired loans is recognized on an accrual basis if payments are expected to continue to be received; otherwise a cash basis is used. The Company had no impaired loans in 2006 or 2005.

INVESTMENT CONCENTRATION FOR MUNICIPAL BOND AND COMMERCIAL MORTGAGE PORTFOLIOS

     The Company maintains a diversified portfolio of municipal bonds. The following table shows the principal geographic distribution of municipal bond issuers represented in the Company's portfolio. No other state represented more than 5% of the portfolio at December 31, 2006 and 2005.

(% OF MUNICIPAL BOND PORTFOLIO CARRYING VALUE)        2006   2005
                                                      ----   ----
 California                                           30.2%  35.4%
 Texas                                                10.9    9.0
 Oregon                                                7.2    7.3
 Virginia                                              6.3    5.1
 New York                                              5.8     --
 Missouri                                              5.4    8.8
 Connecticut                                           5.0     --
 Illinois                                              4.7    6.1

     The Company's mortgage loans are collateralized by a variety of commercial real estate property types located throughout the United States. Substantially all of the commercial mortgage loans are non-recourse to the borrower. The following table shows the principal geographic distribution of commercial real estate represented in the Company's mortgage portfolio. No other state represented more than 5.0% of the portfolio at December 31, 2006 and 2005.

(% OF COMMERCIAL MORTGAGE PORTFOLIO CARRYING VALUE)   2006   2005
                                                      ----   ----
California                                            18.9%  23.4%
Illinois                                              14.0   11.5
Pennsylvania                                           8.6    8.2
Texas                                                  7.2    5.9
Arizona                                                5.6    3.4
New York                                               5.6    6.5
Ohio                                                   5.2    6.0
New Jersey                                             4.6    7.1

     The types of properties collateralizing the commercial mortgage loans at December 31 are as follows:

(% OF COMMERCIAL MORTGAGE PORTFOLIO CARRYING VALUE)    2006    2005
                                                      -----   -----
Office buildings                                       31.4%   29.0%
Warehouse                                              30.6    31.3
Retail                                                 17.1    17.4
Apartment complex                                      17.0    17.2
Industrial                                              1.0     2.2
Other                                                   2.9     2.9
                                                      -----   -----
   Total                                              100.0%  100.0%
                                                      =====   =====

     The contractual maturities of the commercial mortgage loan portfolio as of December 31, 2006 for loans that were not in foreclosure are as follows:

                   NUMBER OF   CARRYING
($ IN THOUSANDS)     LOANS       VALUE    PERCENT
                   ---------   --------   -------
2007                    4      $  9,792      1.4%
2008                    2        14,236      2.0
2009                   17        69,516      9.8
2010                   22       103,161     14.6
2011                   17        83,873     11.8
Thereafter             88       427,871     60.4
                      ---      --------    -----
   Total              150      $708,449    100.0%
                      ===      ========    =====

     In 2006, $13.4 million of commercial mortgage loans became contractually due. Of these, 11.7% were paid as due and 88.3% were refinanced at prevailing market terms. None were foreclosed or in the process of foreclosure, and none were in the process of refinancing or restructuring discussions.

CONCENTRATION OF CREDIT RISK

     At December 31, 2006, the Company is not exposed to any credit concentration of risk of a single issuer and its affiliates greater than 10% of the Company's shareholder's equity.

SECURITIES LOANED

     The Company's business activities include securities lending programs with third parties, mostly large brokerage firms. At December 31, 2006 and 2005, fixed income securities with a carrying value of $191.9 million and $143.2 million, respectively, were on loan under these agreements. In return, the Company receives cash that it invests and includes in short-term investments and fixed income securities, with an offsetting liability recorded in other liabilities and accrued expenses to account for the Company's obligation to return the collateral. Interest income on collateral, net of fees, was $455 thousand, $430 thousand and $300 thousand, for the years ending December 31, 2006, 2005 and 2004, respectively.

OTHER INVESTMENT INFORMATION

     Included in fixed income securities are below investment grade assets totaling $186.9 million and $201.7 million at December 31, 2006 and 2005, respectively.

     At December 31, 2006, fixed income securities with a carrying value of $2.6 million were on deposit with regulatory authorities as required by law.

     At December 31, 2006, the carrying value of fixed income securities that were non-income producing was $6.8 million. No other investments were non-income producing at December 31, 2006.

7. FINANCIAL INSTRUMENTS

     In the normal course of business, the Company invests in various financial assets, incurs various financial liabilities and enters into agreements involving derivative financial instruments and other off-balance-sheet financial instruments. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including DAC and DSI and reinsurance recoverables) and liabilities (including reserve for life-contingent contract benefits, contractholoder funds pertaining to interest-sensitive life contracts and deferred income taxes) are not included in accordance with SFAS No. 107. Other assets and liabilities considered financial instruments such as accrued investment income and cash are generally of a short-term nature. Their carrying values are deemed to approximate fair value.

FINANCIAL ASSETS

(IN THOUSANDS)               DECEMBER 31, 2006        DECEMBER 31, 2005
                          ----------------------   -----------------------
                           CARRYING       FAIR      CARRYING       FAIR
                             VALUE       VALUE        VALUE        VALUE
                          ----------   ----------   ----------   ----------
Fixed income securities   $5,887,139   $5,887,139   $5,989,263   $5,989,263
Mortgage loans               708,449      711,866      633,789      647,068
Short-term investments       142,334      142,334       63,057       63,057
Policy loans                  38,168       38,168       36,698       36,698
Separate accounts          1,009,784    1,009,784      928,824      928,824

     Fair values of publicly traded fixed income securities are based upon quoted market prices or dealer quotes. The fair value of non-publicly traded securities, primarily privately placed corporate obligations, is based on either widely accepted pricing valuation models, which use internally developed ratings and independent third party data (e.g., term structures and current publicly traded bond prices) as inputs, or independent third party pricing sources. Mortgage loans are valued based on discounted contractual cash flows. Discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar properties as collateral. Loans that exceed 100% loan-to-value are valued at the estimated fair value of the underlying collateral. Short-term investments are highly liquid investments with maturities of one year or less whose carrying values are deemed to approximate fair value. The carrying value of policy loans is deemed to approximate fair value. Separate accounts assets are carried in the Statements of Financial Position at fair value based upon quoted market prices.

FINANCIAL LIABILITIES

(IN THOUSANDS)                                    DECEMBER 31, 2006        DECEMBER 31, 2005
                                               ----------------------   -----------------------
                                                CARRYING       FAIR      CARRYING       FAIR
                                                  VALUE       VALUE        VALUE        VALUE
                                               ----------  ----------   ----------   ----------
Contractholder funds on investment contracts   $4,231,688  $4,099,923   $3,921,872   $3,815,608
Liability for collateral                          199,486     199,486      149,465      149,465
Separate accounts                               1,009,784   1,009,784      928,824      928,824

     Contractholder funds include interest-sensitive life insurance contracts and investment contracts. Interest-sensitive life insurance contracts are not considered financial instruments subject to fair value disclosure requirements under the provisions of SFAS No.107. The fair value of investment contracts is based on the terms of the underlying contracts. Fixed annuities are valued at the account balance less surrender charges. Immediate annuities without life contingencies are valued at the present value of future benefits using current interest rates. Market value adjusted annuities' fair value is estimated to be the market adjusted surrender value. The liability for collateral is valued at carrying value due to its short-term nature. Separate accounts liabilities are carried at the fair value of the underlying assets.

DERIVATIVE FINANCIAL INSTRUMENTS

     The Company primarily uses derivatives for risk reduction. With the exception of embedded derivatives which are required to be separated, all of the Company's derivatives are evaluated for their on-going effectiveness as either accounting or non-hedge derivative financial instruments on at least a quarterly basis (see Note 2). The Company does not use derivatives for trading purposes. Non-hedge accounting is used for "portfolio" level hedging strategies where the terms of the individual hedged items do not meet the strict homogeneity requirements prescribed in SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133") to permit the application of SFAS 133's hedge accounting model. The principal benefit of a "portfolio" level strategy is in its cost savings through its ability to use fewer derivatives with larger notional amounts.

     Asset-liability management is a risk management strategy that is principally employed to align the respective interest-rate sensitivities of assets and liabilities. Depending upon the attributes of the assets acquired and liabilities issued, derivative instruments such as interest rate caps are acquired to change the interest rate characteristics of existing assets and liabilities to ensure a proper matched relationship is maintained and to reduce exposure to rising or falling interest rates. The Company uses financial futures to hedge anticipated asset and liability purchases.

     The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements and are not representative of the potential for gain or loss on these agreements.

     Fair value, which is equal to the carrying value, is the estimated amount that the Company would receive (pay) to terminate the derivative contracts at the reporting date. For exchange traded derivative contracts, the fair value is based on dealer or exchange quotes. The fair value of non-exchange traded derivative contracts is based on either independent third party pricing sources, including dealer quotes, or widely accepted pricing and valuation models which use independent third party data as inputs.

     The following table summarizes the notional amount, fair value and carrying value of the Company's derivative financial instruments at December 31, 2006.

                                                             CARRYING
                                       NOTIONAL     FAIR       VALUE      CARRYING VALUE
(IN THOUSANDS)                          AMOUNT     VALUE    ASSETS (1)   (LIABILITIES) (1)
                                       --------   -------   ----------   -----------------
AT DECEMBER 31, 2006
Financial futures contracts            $194,100   $    50    $    93          $  (43)
Interest rate cap agreements            264,300     1,410      1,920            (510)
                                       --------   -------    -------          ------
Total interest rate contracts          $458,400   $ 1,460    $ 2,013          $ (553)
                                       ========   =======    =======          ======
Foreign currency swap agreements       $  7,500   $  (892)   $    --          $ (892)
                                       ========   =======    =======          ======
Structured settlement annuity
   reinsurance agreement               $     --   $(1,927)   $(1,927)         $   --
                                       ========   =======    =======          ======
Guaranteed accumulation benefits (2)   $251,825   $ 1,304    $    --          $1,304
                                       ========   =======    =======          ======
Guaranteed withdrawal benefits (2)     $ 52,757   $   (50)   $    --          $  (50)
                                       ========   =======    =======          ======
Other embedded derivative financial
   instruments (2)                     $  1,501   $    (3)   $    --          $   (3)
                                       ========   =======    =======          ======

----------
(1) Carrying value includes the effects of legally enforceable master netting agreements. Fair value and carrying value of the assets and liabilities exclude accrued periodic settlements, which are reported in accrued investment income or other invested assets.

(2) These embedded derivative financial instruments relate to the company's variable annuity business, which was fully reinsured by Prudential effective June 1, 2006 (see Note 3).

     The following table summarizes the notional amount, fair value and carrying value of the Company's derivative financial instruments at December 31, 2005.

                                                            CARRYING
                                      NOTIONAL     FAIR      VALUE        CARRYING VALUE
(IN THOUSANDS)                         AMOUNT     VALUE    ASSETS (1)   (LIABILITIES) (1)
                                      --------   -------   ----------   -----------------
AT DECEMBER 31, 2005
Financial futures contracts           $169,100   $    25     $    71         $ (46)
Interest rate cap agreements           186,300     2,721       2,912          (191)
                                      --------   -------     -------         -----
Total interest rate contracts         $355,400   $ 2,746     $ 2,983         $(237)
                                      ========   =======     =======         =====
Foreign currency swap agreements      $  7,500   $  (154)    $    --         $(154)
                                      ========   =======     =======         =====
Structured settlement annuity
   reinsurance agreement              $     --   $(1,473)    $(1,473)        $  --
                                      ========   =======     =======         =====
Guaranteed accumulation benefits      $194,098   $   553     $    --         $ 553
                                      ========   =======     =======         =====
Guaranteed accumulation benefits
   reinsurance agreement              $194,098   $  (553)    $  (553)        $  --
                                      ========   =======     =======         =====
Guaranteed withdrawal benefits        $ 21,746   $    (2)    $    --         $  (2)
                                      ========   =======     =======         =====
Guaranteed withdrawal benefits
   reinsurance agreement              $ 21,746   $     2     $     2         $  --
                                      ========   =======     =======         =====
Other embedded derivative financial
   instruments                        $  1,762   $    (3)    $    --         $  (3)
                                      ========   =======     =======         =====

----------
(1) Carrying value includes the effects of legally enforceable master netting agreements. Fair value and carrying value of the assets and liabilities exclude accrued periodic settlements, which are reported in accrued investment income or other invested assets.

     The Company manages its exposure to credit risk primarily by establishing risk control limits. The Company uses master netting agreements for over-the-counter derivative transactions, including foreign currency swap and interest rate cap agreements. These agreements permit either party to net payments due for transactions covered by the agreements. Under the provisions of the agreements, collateral is either pledged or obtained when certain predetermined exposure limits are exceeded. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance. Futures contracts are traded on organized exchanges, which require margin deposits and guarantee the execution of trades, thereby mitigating any associated potential credit risk.

     Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. To limit this risk, the Company's senior management has established risk control limits. In addition, changes in fair value of the derivative financial instruments that the Company uses for risk management purposes are generally offset by the change in the fair value or cash flows of the hedged risk component of the related assets, liabilities or forecasted transactions.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     The contractual amounts and fair values of off-balance-sheet financial instruments at December 31 are as follows:

                                                  2006                      2005
                                       ------------------------   ------------------------
                                       CONTRACTUAL                CONTRACTUAL
(IN THOUSANDS)                           AMOUNT      FAIR VALUE     AMOUNT      FAIR VALUE
                                       -----------   ----------   -----------   ----------
Commitments to extend mortgage loans     $14,723         $147        $12,516        $125
Private placement commitments                 --           --         15,000          --

     The contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance-sheet financial instruments with credit risk.

     Commitments to extend mortgage loans are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at a predetermined interest rate. Commitments generally have fixed expiration dates or other termination clauses. Commitments to extend mortgage loans, which are secured by the underlying properties, are valued based on estimates of fees charged by other institutions to make similar commitments to similar borrowers.

     Private placement commitments represent conditional commitments to purchase private placement debt and equity securities at a specified future date. The Company regularly enters into these agreements in the normal course of business. The fair value of these commitments generally cannot be estimated on the date the commitment is made as the terms and conditions of the underlying private placement securities are not yet final.

8. RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     At December 31, the reserve for life-contingent contract benefits consists of the following:

(IN THOUSANDS)                                              2006         2005
                                                         ----------   ----------
Immediate annuities:
   Structured settlement annuities                       $1,793,706   $1,752,386
   Other immediate annuities                                  9,815        7,998
Traditional life                                            117,419      105,393
Other                                                         5,552        4,098
                                                         ----------   ----------
   Total reserve for life-contingent contract benefits   $1,926,492   $1,869,875
                                                         ==========   ==========

     The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits:

       PRODUCT                         MORTALITY                INTEREST RATE         ESTIMATION METHOD
Structured settlement       U.S. population with projected   Interest rate        Present value of
annuities                   calendar year improvements;      assumptions range    contractually specified
                            mortality rates adjusted for     from 4.5% to 9.5%    future benefits
                            each impaired live based on
                            reduction in life expectancy
                            and nature of impairment

Other immediate annuities   1983 group annuity mortality     Interest rate        Present value of expected
                            table                            assumptions range    future benefits based on
                            1983 individual annuity          from 2.4% to 11.5%   historical experience
                            mortality table
                            Annuity 2000 mortality table

Traditional life            Actual company experience plus   Interest rate        Net level premium reserve
                            loading                          assumptions range    method using the
                                                             from 4.0% to 8.0%    Company's withdrawal
                                                                                  experience rates
Other:
   Variable annuity         90% of 1994 group annuity        Interest rate        Projected benefit ratio
   guaranteed minimum       mortality table with internal    assumptions range    applied to cumulative
   death benefits           modifications                    from 6.5% to 7.0%    assessments

   Supplemental             Actual company experience plus                        Unearned premium;
   accident and health      loading                                               additional contract
                                                                                  reserves for traditional
                                                                                  life

     To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, a premium deficiency reserve has been recorded for certain immediate annuities with life contingencies. A liability of $235.7 million and $257.5 million is included in the reserve for life-contingent contract benefits with respect to this deficiency as of December 31, 2006 and 2005, respectively. The offset to this liability is recorded as a reduction of the unrealized net capital gains included in accumulated other comprehensive income.

     At December 31, contractholder funds consists of the following:

(IN THOUSANDS)                        2006         2005
                                   ----------   ----------
Interest-sensitive life            $  476,729   $  427,523
Investment contracts:
   Fixed annuities                  3,667,459    3,381,034
   Immediate annuities and other      564,240      540,838
                                   ----------   ----------
      Total contractholder funds   $4,708,428   $4,349,395
                                   ==========   ==========

     The following table highlights the key contract provisions relating to contractholder funds:

           PRODUCT                      INTEREST RATE                   WITHDRAWAL/SURRENDER CHARGES
Interest-sensitive life        Interest rates credited range   Either a percentage of account balance or
                               from 2.7% to 5.5%               dollar amount grading off generally over 20
                                                               years

Fixed and immediate            Interest rates credited range   Either a declining or a level percentage
   annuities                   from 1.8% to 11.5% for          charge generally over nine years or less.
                               immediate annuities and 1.9%    Additionally, approximately 5.4% of fixed
                               to 6.7% for fixed annuities     annuities are subject to a market value
                                                               adjustment for discretionary withdrawals

Other:
   Variable guaranteed         Interest rates used in          Withdrawal and surrender charges are based on
      minimum income           establishing reserves range     the terms of the related variable annuity or
      benefit and secondary    from 1.8% to 10.3%              interest-sensitive life contract
      guarantees on
      variable annuities (1)

----------
(1) In 2006, the Company disposed its variable annuity business through reinsurance agreements with Prudential (see Note 3).

     Contractholder funds activity for the years ended December 31 is as follows:

(IN THOUSANDS)                           2006        2005
                                     ----------   ----------
BALANCE, BEGINNING OF YEAR           $4,349,395   $3,802,846
Deposits                                804,825      883,814
Interest credited                       178,493      173,984
Benefits                               (137,090)    (168,813)
Surrenders and partial withdrawals     (361,670)    (270,161)
Contract charges                        (44,954)     (41,856)
Net transfers to separate accounts      (18,127)     (39,765)
Other adjustments                       (62,444)       9,346
                                     ----------   ----------
BALANCE, END OF YEAR                 $4,708,428   $4,349,395
                                     ==========   ==========

     The Company offers various guarantees to variable annuity contractholders including a return of no less than (a) total deposits made on the contract less any customer withdrawals, (b) total deposits made on the contract less any customer withdrawals plus a minimum return or (c) the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (death benefits), upon annuitization (income benefits), upon periodic withdrawal (withdrawal benefits), or at specified dates during the accumulation period (accumulation benefits). Liabilities for variable contract guarantees related to death benefits are included in reserve for life-contingent contract benefits and the liabilities related to the income, withdrawal and accumulation benefits are included in contractholder funds in the Statements of Financial Position. All liabilities for variable contracts guarantees are reported on a gross basis on the balance sheet with a corresponding reinsurance recoverable asset for those contracts subject to the Prudential Reinsurance Agreements as disclosed in Note 3.

     Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death, a specified contract anniversary date, partial withdrawal or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. The account balances of variable annuities contracts' separate accounts with guarantees included $954.2 million and $882.2 million of equity, fixed income and balanced mutual funds and $51.0 million and $44.0 million of money market mutual funds at December 31, 2006 and 2005, respectively.

     The table below presents information regarding the Company's variable annuity contracts with guarantees. The Company's variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts' separate accounts with guarantees.

                                                                                DECEMBER 31,
                                                                           ---------------------
   ($ IN MILLIONS)                                                            2006        2005
                                                                           ---------   ---------
IN THE EVENT OF DEATH
   Separate account value                                                  $ 1,005.2   $   926.3
   Net amount at risk (1)                                                  $    24.4   $    38.2
   Average attained age of contractholders                                  67 years    66 years
AT ANNUITIZATION
   Separate account value                                                  $    39.4   $    41.8
   Net amount at risk (2)                                                  $      --   $      --
   Weighted average waiting period until annuitization options available     7 years     8 years
FOR CUMULATIVE PERIODIC WITHDRAWALS
   Separate account value                                                  $    50.3   $    19.8
   Net amount at risk (3)                                                  $      --   $      --
ACCUMULATION AT SPECIFIED DATES
   Separate account value                                                  $   249.2   $   188.9
   Net amount at risk (4)                                                  $      --   $      --
   Weighted average waiting period until guarantee date                     10 years    11 years

----------
(1) Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

(2) Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.

(3) Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance at the balance sheet date.

(4) Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

     The following summarizes the liabilities for guarantees:

                                                                     LIABILITY FOR
                                         LIABILITY                     GUARANTEES
                                           FOR       LIABILITY FOR     RELATED TO
                                        GUARANTEES     GUARANTEES     ACCUMULATION
                                        RELATED TO     RELATED TO          AND
                                          DEATH          INCOME        WITHDRAWAL
(IN THOUSANDS)                           BENEFITS       BENEFITS        BENEFITS      TOTAL
                                        ----------   -------------   -------------   -------
Balance at December 31, 2004              $   662        $  81         $  (141)      $   602
   Less reinsurance recoverables               --           --             141           141
                                          -------        -----         -------       -------
Net balance at December 31, 2004              662           81              --           743

Incurred guaranteed benefits                1,582           28              --         1,610
Paid guarantee benefits                    (2,084)          (4)             --        (2,088)
                                          -------        -----         -------       -------
   Net change                                (502)          24              --          (478)

Net balance at December 31, 2005              160          105              --           265
   Plus reinsurance recoverables              104           --            (551)         (447)
                                          -------        -----         -------       -------
Balance, December 31, 2005 (1)            $   264        $ 105         $  (551)      $  (182)
   Less reinsurance recoverables             (104)          --             551           447
Net balance at December 31, 2005              160          105              --           265
Variable annuity business disposition
   related reinsurance recoverables          (304)         (97)             --          (401)
Incurred guaranteed benefits                  648           (7)             --           641
Paid guarantee benefits                      (504)          (1)             --          (505)
                                          -------        -----         -------       -------
   Net change                                (160)        (105)             --          (265)

Net balance at December 31, 2006               --           --              --            --
   Plus reinsurance recoverables            1,026           99          (1,353)         (228)
                                          -------        -----         -------       -------
Balance, December 31, 2006 (2)            $ 1,026        $  99         $(1,353)      $  (228)
                                          =======        =====         =======       =======

----------
(1) Included in the total liability balance are reserves for variable annuity death benefits of $264 thousand, variable annuity income benefits of $46 thousand, variable annuity accumulation benefits of $(553) thousand, variable annuity withdrawal benefits of $2 thousand and other guarantees of $59 thousand.

(2) Included in the total liability balance at December 31, 2006 are reserves for variable annuity death benefits of $1.03 million, variable annuity income benefits of $58 thousand, variable annuity accumulation benefits of $(1.3) million and other guarantees of $41 thousand.

9. REINSURANCE

     The Company reinsures certain of its risks to unaffiliated reinsurers and ALIC under yearly renewable term, coinsurance and modified coinsurance. These agreements result in a passing of the agreed-upon percentage of risk to the reinsurer in exchange for negotiated reinsurance premium payments.

     Mortality risk on policies in excess of $250 thousand per life is ceded to ALIC. As of December 31, 2006 and 2005, 39.4% and 37.6%, respectively, of our face amount of life insurance in force was reinsured to non-affiliates and ALIC.

     In addition, the Company has used reinsurance to effect the disposition of certain blocks of business. As of December 31, 2006, the Company had reinsurance recoverables of $415.7 million due from Prudential related to the disposal of our variable annuity business that was effected through Reinsurance Agreements (see Note 3). In 2006, premiums and contract charges of $11.6 million, contract benefits of $1.6 million, interest credited to contractholder funds of $9.7 million, and operating costs and expenses of $4.8 million were ceded to Prudential pursuant to the Reinsurance Agreements. Prior to this disposal, the Company ceded 100% of the mortality and certain other risks related to product features on certain in-force variable annuity contracts. In addition, as of December 31, 2006 and 2005, the Company had reinsurance recoverables of $1.6 million and $1.4 million, respectively, due from subsidiaries of Citigroup and Scottish Re (U.S.) Inc. in connection with the disposition of the direct response distribution business in 2003.

     The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

(IN THOUSANDS)                                              2006       2005       2004
                                                          --------   --------   --------
PREMIUMS AND CONTRACT CHARGES
Direct                                                    $179,504   $150,749   $151,799
Assumed - non-affiliate                                      1,367        950        719
Ceded
   Affiliate                                                (4,614)    (4,795)    (4,329)
   Non-affiliate                                           (28,518)   (12,086)   (11,805)
                                                          --------   --------   --------
      Premiums and contract charges, net of reinsurance   $147,739   $134,818   $136,384
                                                          ========   ========   ========

     The effects of reinsurance on contract benefits and interest credited to contractholder funds for the years ended December 31 are as follows:

(IN THOUSANDS)                                        2006       2005       2004
                                                    --------   --------   --------
CONTRACT BENEFITS AND INTEREST CREDITED TO
   CONTRACTHOLDER FUNDS
Direct                                              $382,633   $353,277   $319,217
Assumed - non-affiliate                                  827        396        273
Ceded
   Affiliate                                          (1,427)    (1,154)      (985)
   Non-affiliate                                     (24,356)    (7,356)    (6,551)
                                                    --------   --------   --------
      Contract benefits and interest credited to
         contractholder funds, net of reinsurance   $357,677   $345,163   $311,954
                                                    ========   ========   ========

     In addition to amounts included in the table above are reinsurance premium ceded to ALIC of $3.0 million, $2.9 million and $2.7 million of premiums and contract charges ceded to ALIC during 2006, 2005 and 2004, respectively, under the terms of the structured settlement annuity reinsurance agreement (See Note
5).

10.  DEFERRED POLICY ACQUISITION AND SALES INDUCEMENT COSTS

     Deferred policy acquisitions costs for the years ended December 31 are as follows:

(IN THOUSANDS)                               2006       2005       2004
                                           --------   --------   --------
BALANCE, BEGINNING OF YEAR                 $318,551   $238,173   $187,437
   Disposition of operations (1) (2)        (79,670)        --     (3,213)
   Impact of adoption of SOP 03-1 (3)            --         --    (11,140)
   Acquisition costs deferred                62,937     68,205     92,502
   Amortization charged to income           (31,672)   (41,663)   (25,971)
   Effect of unrealized gains and losses      8,479     53,836     (1,442)
                                           --------   --------   --------
BALANCE, END OF YEAR                       $278,625   $318,551   $238,173
                                           ========   ========   ========

----------
(1) In 2006, DAC was reduced in connection with the disposition through reinsurance agreements of the Company's variable annuity business (see Note
     3).

(2) In 2004, DAC was reduced in connection with the disposition of the Company's direct response distribution business.

(3) In 2004, the impact of adoption of SOP 03-1 included a write-down in variable annuity DAC of $7.7 million, the reclassification of DSI from DAC to other assets resulting in a decrease to DAC of $4.1 million and an increase to DAC of $691 thousand for an adjustment to the effect of unrealized capital gains and losses.

     Net amortization charged to income includes $14.1 million, $3.7 million and $2.1 million in 2006, 2005 and 2004, respectively, due to realized capital gains and losses.

     As disclosed in Note 3, DAC and DSI balances were reduced during 2006 related to the disposal through reinsurance agreements of all of the variable annuity business. During 2005 and 2004, DAC and DSI amortization was estimated using stochastic modeling and was significantly impacted by the anticipated return on the underlying funds. The Company's long-term expectation of separate accounts fund performance, net of fees, was approximately 7% in 2005 and 8% in 2004. Whenever actual separate accounts fund performance based on the two most recent years varied from the expectation, the Company projected performance levels over the next five years such that the mean return over a seven-year period equaled the long-term expectation. This approach is commonly referred to as "reversion to the mean" and is commonly used by the life insurance industry as an appropriate method for amortizing variable annuity and life DAC and DSI. In applying the reversion to the mean process, the Company did not allow the future mean rates of return including fees projected over the five-year period to exceed 12.75% or fall below 0%. The Company periodically evaluated the results of utilization of this process to confirm that it was reasonably possible that variable annuity and life fund performance would revert to the expected long-term mean within this time horizon.

     DSI activity for the twelve months ended December 31 was as follows:

(IN THOUSANDS)                            2006      2005    2004(2)
                                        -------   -------   -------
BALANCE, BEGINNING OF YEAR              $18,527   $ 2,955   $2,369
Disposition of operation (1)             (6,162)       --       --
Sales inducements deferred               15,740    16,923    1,531
Amortization charged to income           (4,417)   (2,373)    (760)
Effect of unrealized gains and losses     1,043     1,022     (185)
                                        -------   -------   ------
BALANCE, END OF YEAR                    $24,731   $18,527   $2,955
                                        =======   =======   ======
----------
(1) In 2006, DSI was reduced in connection with the disposition through reinsurance agreements of the Company's variable annuity business (see Note
     3).

(2) The January 1, 2004, balance includes a $3.0 million write-down of DSI due to the adoption of SOP 03-1 (see Note 2).

11.  COMMITMENTS, GUARANTEES AND CONTINGENT LIABILITIES

GUARANTEES

     In the normal course of business, the Company provides standard indemnifications to counterparties in contracts in connection with numerous transactions, including acquisitions and divestures. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and were entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

     The aggregate liability balance related to all guarantees was not material as of December 31, 2006.

REGULATION

     The Company is subject to changing social, economic and regulatory conditions. From time to time regulatory authorities or legislative bodies seek to impose additional regulations regarding agent and broker compensation and otherwise expand overall regulation of insurance products and the insurance industry. The ultimate changes and eventual effects of these initiatives on the Company's business, if any, are uncertain.

LEGAL AND REGULATORY PROCEEDINGS AND INQUIRIES

BACKGROUND

     The Company and certain affiliates are involved in a number of lawsuits, regulatory inquiries, and other legal proceedings arising out of various aspects of its business. As background to the "Proceedings" sub-section below, please note the following:

     - These matters raise difficult and complicated factual and legal issues and are subject to many uncertainties and complexities, including but not limited to, the underlying facts of each matter; novel legal issues; variations between jurisdictions in which matters are being litigated, heard or investigated; differences in applicable laws and judicial interpretations; the length of time before many of these matters might be resolved by settlement, through litigation or otherwise and, in some cases, the timing of their resolutions relative to other similar matters involving other companies; the fact that some of the lawsuits are putative class actions in which a class has not been certified and in which the purported class may not be clearly defined; the fact that some of the lawsuits involve multi-state class actions in which the applicable law(s) for the claims at issue is in dispute and therefore unclear; and the current challenging legal environment faced by large corporations and insurance companies.

     - In the lawsuits, plaintiffs seek a variety of remedies including equitable relief in the form of injunctive and other remedies and monetary relief in the form of contractual and extra-contractual damages. In some cases, the monetary damages sought include punitive damages. Often specific information about the relief sought, such as the amount of damages, is not available because plaintiffs have not requested specific relief in their pleadings. In our experience, when specific monetary demands are made in pleadings, they bear little relation to the ultimate loss, if any, to the Company.

     - In connection with regulatory examinations and proceedings, government authorities may seek various forms of relief, including penalties, restitution and changes in business practices. The Company may not be advised of the nature and extent of relief sought until the final stages of the examination or proceeding.

     - For the reasons specified above, it is often not possible to make meaningful estimates of the amount or range of loss that could result from the matters described below in the "Proceedings" subsection. The Company reviews these matters on an on-going basis and follows the provisions of SFAS No. 5, "Accounting for Contingencies" when making accrual and disclosure decisions. When assessing reasonably possible and probable outcomes, the Company bases its decisions on its assessment of the ultimate outcome following all appeals.

     - Due to the complexity and scope of the matters disclosed in the "Proceedings" subsection below and the many uncertainties that exist, the ultimate outcome of these matters cannot be reasonably predicted. In the event of an unfavorable outcome in one or more of these matters, the ultimate liability may be in excess of amounts currently reserved and may be material to the Company's operating results or cash flows for a particular quarter or annual period. However, based on information currently known to it, management believes that the ultimate outcome of all matters described below as they are resolved over time is not likely to have a material adverse effect on the financial position of the Company.

PROCEEDINGS

     Legal proceedings involving Allstate agencies and AIC may impact the Company, even when the Company is not directly involved, because the Company sells its products through several distribution channels including Allstate agencies. Consequently, information about the more significant of these proceedings is provided in the following paragraph.

     AIC is defending certain matters relating to its agency program reorganization announced in 1999. These matters include a lawsuit filed in December 2001 by the U.S. Equal Employment Opportunity Commission ("EEOC") alleging retaliation under federal civil rights laws (the "EEOC I" suit) and a class action filed in August 2001 by former employee agents alleging retaliation and age discrimination under the Age Discrimination in Employment Act ("ADEA"), breach of contract and ERISA violations (the "Romero I" suit). In March 2004, in the consolidated EEOC I and Romero I litigation, the trial court issued a memorandum and order that, among other things, certified classes of agents, including a mandatory class of agents who had signed a release, for purposes of effecting the court's declaratory judgment that the release is voidable at the option of the release signer. The court also ordered that an agent who voids the release must return to AIC "any and all benefits received by the [agent] in exchange for signing the release." The court also stated that, "on the undisputed facts of record, there is no basis for claims of age discrimination." The EEOC and plaintiffs have asked the court to clarify and/or reconsider its memorandum and order and on January 16, 2007, the judge denied their request. The case otherwise remains pending. The EEOC also filed another lawsuit in October 2004 alleging age discrimination with respect to a policy limiting the rehire of agents affected by the agency program reorganization (the "EEOC II" suit). In EEOC II, in October 2006, the court granted partial summary judgment to the EEOC. Although the court did not determine that AIC was liable for age discrimination under the ADEA, it determined that the rehire policy resulted in a disparate impact, reserving for trial the determination on whether AIC had reasonable factors other than age to support the rehire policy. AIC filed a motion for interlocutory appeal from the partial summary judgment, which was granted by the trial court on January 4, 2007. AIC has filed a petition for immediate review of two controlling issues of law to the Court of Appeals for the Eighth Circuit and that petition is currently pending. AIC is also defending a certified class action filed by former employee agents who terminated their employment prior to the agency program reorganization. These plaintiffs have asserted breach of contract and ERISA claims. A putative nationwide class action has also been filed by former employee agents alleging various violations of ERISA, including a worker classification issue. These plaintiffs are challenging certain amendments to the Agents Pension Plan and are seeking to have exclusive agent independent contractors treated as employees for benefit purposes. This matter was dismissed with prejudice by the trial court, was the subject of further proceedings on appeal, and was reversed and remanded to the trial court in April 2005. In all of these various matters, plaintiffs seek compensatory and punitive damages, and equitable relief. AIC has been vigorously defending these lawsuits and other matters related to its agency program reorganization. The outcome of these disputes is currently uncertain.

     The Company recently concluded a periodic examination by state insurance regulators. Regulators focused, as they have with other insurers, on the Company's compliance with the state's replacement sales and record-keeping processes with regard to life insurance and annuities among other issues. They found that the Company failed to meet the requirements of applicable regulations. The Company has settled this examination and has substantially completed customer remediation related to replacement sales and is completing its other obligations arising from the examination.

OTHER MATTERS

     The Corporation and some of its subsidiaries, including the Company, have received interrogatories and demands for information from regulatory and enforcement authorities relating to various insurance products and practices. The areas of inquiry include variable annuity market timing and late trading. The Corporation and some of its subsidiaries, including the Company, have also received interrogatories and demands for information from authorities seeking information relevant to on-going investigations into the possible violation of antitrust or insurance laws by unnamed parties and, in particular, seeking information as to whether any person engaged in activities for the purpose of price fixing, market allocation, or bid rigging. The Company believes that these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various authorities into the practices, policies and procedures relating to insurance and financial services products. Moreover, the Corporation has not received any communication from authorities related to the variable annuity market timing and late trading inquiries since November 2005. The Corporation and its subsidiaries have responded and will continue to respond to these inquiries.

     Various other legal and regulatory actions are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is the target of a number of lawsuits and proceedings, some of which involve claims for substantial or indeterminate amounts. These actions are based on a variety of issues and target a range of the Company's practices. The outcome of these disputes is currently unpredictable.

     One or more of these matters could have an adverse effect on the Company's operating results or cash flows for a particular quarter or annual period. However, based on information currently known to it, management believes that the ultimate outcome of all matters described in this "Other Matters" subsection, in excess of amounts currently reserved, as they are resolved over time is not likely to have a material effect on the operating results, cash flows or financial position of the Company.

12. INCOME TAXES

     The Company joins the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. Effectively, this results in the Company's annual income tax provision being computed, with adjustments, as if the Company filed a separate return.

     The Internal Revenue Service ("IRS") has completed its review of the Corporation's federal income tax returns through the 2002 tax year and the statute of limitations has expired for these years. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material impact on the results of operations, cash flows or financial position of the Company.

     The components of the deferred income tax assets and liabilities at December 31 are as follows:

(IN THOUSANDS)                              2006        2005
                                         ---------   ---------
DEFERRED ASSETS
Life and annuity reserves                $  67,529   $  80,180
Other assets                                 1,924       1,376
                                         ---------   ---------
   Total deferred assets                    69,453      81,556
                                         ---------   ---------
DEFERRED LIABILITIES
Deferred policy acquisition costs          (59,986)    (78,316)
Unrealized net capital gains               (42,020)    (69,444)
Difference in tax bases of investments     (14,127)     (6,011)
Other liabilities                           (1,260)     (1,184)
                                         ---------   ---------
   Total deferred liabilities             (117,393)   (154,955)
                                         ---------   ---------
   Net deferred liability                $ (47,940)  $ (73,399)
                                         =========   =========

     Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the assumption that certain levels of income will be achieved.

     The components of income tax expense for the years ended December 31 are as follows:

(IN THOUSANDS)                  2006      2005      2004
                              -------   -------   -------
Current                       $16,949   $24,132   $13,640
Deferred                          806    (3,187)    4,285
                              -------   -------   -------
   Total income tax expense   $17,755   $20,945   $17,925
                              =======   =======   =======

     The Company paid income taxes of $23.2 million, $18.4 million and $5.8 million in 2006, 2005 and 2004, respectively.

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

                                            2006   2005   2004
                                            ----   ----   ----
Statutory federal income tax rate           35.0%  35.0%  35.0%
State income tax expense                     2.7    3.0    2.1
Adjustment for prior year tax liabilities   (1.9)   0.3   (0.4)
Other                                       (1.7)  (0.5)  (1.2)
                                            ----   ----   ----
Effective income tax rate                   34.1%  37.8%  35.5%
                                            ====   ====   ====

13. STATUTORY FINANCIAL INFORMATION

     The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the State of New York. The State of New York requires insurance companies domiciled in its state to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the State of New York Insurance Superintendent. Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

     Statutory accounting practices primarily differ from GAAP since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing investments and establishing deferred taxes on a different basis.

     Statutory net income for 2006, 2005 and 2004 was $33.4 million, $35.9 million and $13.6 million, respectively. Statutory capital and surplus as of December 31, 2006 and 2005 was $444.6 million and $410.3 million, respectively.

DIVIDENDS

     The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by the Company without prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The maximum amount of dividends that the Company can distribute during 2007 without prior approval of the New York State Insurance Department is $26.2 million. In the twelve-month period beginning January 1, 2006, the Company did not pay any dividends.

14. BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT PLANS

     The Company utilizes the services of AIC employees. AIC provides various benefits, described in the following paragraphs, to its employees. The Company is allocated an appropriate share of the costs associated with these benefits in accordance with a service and expense agreement.

     Defined pension plans, sponsored by AIC, cover most full-time employees and certain part-time employees. Benefits under the pension plans are based upon the employee's length of service and eligible annual compensation. The Company uses the accrual method for its defined benefit plans in accordance with accepted actuarial methods. AIC's funding policy for the pension plans is to make annual contributions at a minimum level that is at least in accordance with regulations under the Internal Revenue Code and in accordance with generally accepted actuarial principles. The allocated cost to the Company included in net income for the pension plans in 2006, 2005 and 2004 was $3.3 million, $1.8 million and $1.5 million, respectively.

     AIC also provides certain health care and life insurance subsidies for employees hired before January 1, 2003 when they retire ("postretirement benefits"). Qualified employees may become eligible for these benefits if they retire in accordance with AIC's established retirement policy and are continuously insured under AIC's group plans or other approved plans in accordance with the plan's participation requirements. AIC shares the cost of the retiree medical benefits with retirees based on years of service, with AIC's share being subject to a 5% limit on annual medical cost inflation after retirement. AIC has the right to modify or terminate these plans. The allocated cost to the Company included in net income was $509 thousand, $543 thousand and $588 thousand for postretirement benefits other than pension plans in 2006, 2005 and 2004, respectively.

PROFIT SHARING PLAN

     Employees of AIC are eligible to become members of The Savings and Profit Sharing Fund of Allstate Employees ("Allstate Plan"). The Corporation's contributions are based on the Corporation's matching obligation and performance. The Company's allocation of profit sharing expense from the Corporation was $1.4 million, $764 thousand and $1.3 million in 2006, 2005 and 2004, respectively.

15. OTHER COMPREHENSIVE INCOME

     The components of other comprehensive (loss) income on a pretax and after-tax basis for the years ended December 31 are as follows:

                                                            2006
                                               ------------------------------
                                                                      AFTER-
(IN THOUSANDS)                                   PRETAX      TAX        TAX
                                               ---------   -------   --------
Unrealized holding losses arising during the
   period                                      $(102,314)  $35,810   $(66,504)
Less: reclassification adjustment                (23,960)    8,386    (15,574)
                                               ---------   -------   --------
Unrealized net capital gains and losses          (78,354)   27,424    (50,930)
                                               ---------   -------   --------
Other comprehensive loss
                                               $ (78,354)  $27,424   $(50,930)
                                               =========   =======   ========

                                                            2005
                                               -----------------------------
                                                                     AFTER-
(IN THOUSANDS)                                  PRETAX      TAX        TAX
                                               --------   -------   --------
Unrealized holding losses arising during the
   period                                      $(46,529)  $16,285   $(30,244)
Less: reclassification adjustment                (6,087)    2,130     (3,957)
                                               --------   -------   --------
Unrealized net capital gains and losses         (40,442)   14,155    (26,287)
                                               --------   -------   --------
Other comprehensive loss                       $(40,442)  $14,155   $(26,287)
                                               ========   =======   ========

                                                           2004
                                               ---------------------------
                                                                    AFTER-
(IN THOUSANDS)                                  PRETAX     TAX       TAX
                                               -------   -------   -------
Unrealized holding gains arising during the
   period                                      $20,221   $(7,077)  $13,144
Less: reclassification adjustment               (5,211)    1,824    (3,387)
                                               -------   -------   -------
Unrealized net capital gains and losses         25,432    (8,901)   16,531
                                               -------   -------   -------
Other comprehensive income                     $25,432   $(8,901)  $16,531
                                               =======   =======   =======

                    --------------------------------------------------
                    ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                    FINANCIAL STATEMENTS AS OF DECEMBER 31, 2006 AND FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005, AND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Allstate Life Insurance Company of New York:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Life of New York Separate Account A (the "Account") as of December 31, 2006, the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two year period then ended and the financial highlights for each of the periods in the five year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006 by correspondence with the Account's fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Allstate Life of New York Separate Account A as of December 31, 2006, the results of operations for the period then ended, the changes in net assets for each of the periods in the two year period then ended and the financial highlights for each of the periods in the five year period then ended for each of the individual sub-accounts which comprise the Account in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

Chicago, Illinois
March 14, 2007

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------

                               AIM Variable   AIM Variable   AIM Variable   AIM Variable   AIM Variable   AIM Variable
                                 Insurance      Insurance      Insurance      Insurance      Insurance      Insurance
                                   Funds          Funds          Funds          Funds          Funds          Funds
                                Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                               ------------   ------------   ------------   ------------   ------------   ------------
                                 AIM V. I.                     AIM V. I.      AIM V. I.                     AIM V. I.
                                   Basic        AIM V. I.       Capital        Capital       AIM V. I.     Diversified
                                 Balanced      Basic Value   Appreciation    Development    Core Equity      Income
                               ------------   ------------   ------------   ------------   ------------   ------------
ASSETS
Investments at fair value       $7,923,984     $4,906,575     $16,961,769    $1,346,887     $23,068,973    $3,388,414
                                ----------     ----------     -----------    ----------     -----------    ----------
   Total assets                 $7,923,984     $4,906,575     $16,961,769    $1,346,887     $23,068,973    $3,388,414
                                ==========     ==========     ===========    ==========     ===========    ==========
NET ASSETS
Accumulation units              $7,916,906     $4,906,575     $16,952,023    $1,343,619     $23,049,970    $3,377,905
Contracts in payout
   (annuitization) period            7,078             --           9,746         3,268          19,003        10,509

   Total net assets             $7,923,984     $4,906,575     $16,961,769    $1,346,887     $23,068,973    $3,388,414
                                ==========     ==========     ===========    ==========     ===========    ==========
FUND SHARE INFORMATION
Number of shares                   664,764        367,259         646,902        73,081         847,501       409,229
                                ==========     ==========     ===========    ==========     ===========    ==========
Cost of investments             $7,228,314     $3,885,421     $16,542,340    $1,063,756     $20,695,947    $3,718,575
                                ==========     ==========     ===========    ==========     ===========    ==========
ACCUMULATION UNIT FAIR VALUE
   Lowest                       $     9.62     $    13.16     $      6.56    $    15.20     $      8.23    $    11.46
                                ==========     ==========     ===========    ==========     ===========    ==========
   Highest                      $    12.18     $    14.68     $     15.94    $    16.60     $     20.23    $    13.84
                                ==========     ==========     ===========    ==========     ===========    ==========

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
December 31, 2006
-----------------------------------------------------------------------------------------------------------------------

                               AIM Variable   AIM Variable   AIM Variable    AIM Variable   AIM Variable   AIM Variable
                                 Insurance      Insurance      Insurance       Insurance      Insurance      Insurance
                                   Funds          Funds          Funds           Funds          Funds          Funds
                                Sub-Account    Sub-Account    Sub-Account     Sub-Account    Sub-Account    Sub-Account
                               ------------   ------------   -------------   ------------   ------------   ------------
                                 AIM V. I.                     AIM V. I.       AIM V. I.      AIM V. I.
                                Government      AIM V. I.    International     Large Cap       Mid Cap       AIM V. I.
                                Securities     High Yield       Growth          Growth       Core Equity   Money Market
                               ------------   ------------   -------------   ------------   ------------   ------------
ASSETS
Investments at fair value       $5,269,239     $2,360,830     $7,283,810      $6,029,470     $1,925,321     $2,507,365
                                ----------     ----------     ----------      ----------     ----------     ----------
   Total assets                 $5,269,239     $2,360,830     $7,283,810      $6,029,470     $1,925,321     $2,507,365
                                ==========     ==========     ==========      ==========     ==========     ==========
NET ASSETS
Accumulation units              $5,269,239     $2,360,830     $7,283,810      $6,020,587     $1,925,321     $2,507,365
Contracts in payout
   (annuitization) period               --             --             --           8,883             --             --

   Total net assets             $5,269,239     $2,360,830     $7,283,810      $6,029,470     $1,925,321     $2,507,365
                                ==========     ==========     ==========      ==========     ==========     ==========
FUND SHARE INFORMATION
Number of shares                   446,546        385,756        247,496         439,786        142,405      2,507,365
                                ==========     ==========     ==========      ==========     ==========     ==========
Cost of investments             $5,354,108     $2,333,651     $4,884,408      $5,411,641     $1,758,829     $2,507,365
                                ==========     ==========     ==========      ==========     ==========     ==========
ACCUMULATION UNIT FAIR VALUE
   Lowest                       $    10.84     $    10.56     $    11.69      $    11.07     $    12.59     $    10.06
                                ==========     ==========     ==========      ==========     ==========     ==========
   Highest                      $    14.17     $    14.02     $    22.74      $    11.11     $    16.59     $    12.46
                                ==========     ==========     ==========      ==========     ==========     ==========

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
December 31, 2006
-----------------------------------------------------------------------------------------------------------------------------

                                                             AIM Variable    AIM Variable     AIM Variable      AIM Variable
                               AIM Variable   AIM Variable    Insurance        Insurance       Insurance         Insurance
                                 Insurance      Insurance       Funds            Funds           Funds             Funds
                                   Funds          Funds       Series II        Series II       Series II         Series II
                                Sub-Account    Sub-Account   Sub-Account      Sub-Account     Sub-Account       Sub-Account
                               ------------   ------------   ------------   --------------   ---------------   --------------
                                                               AIM V. I.                        AIM V. I.         AIM V. I.
                                 AIM V. I.      AIM V. I.       Basic          AIM V. I.         Capital           Capital
                                Technology      Utilities     Balanced II   Basic Value II   Appreciation II   Development II
                               ------------   ------------   ------------   --------------   ---------------   --------------
ASSETS
Investments at fair value        $680,007      $ 2,067,952     $638,697       $1,618,311        $758,699          $24,424
                                 --------      -----------     --------       ----------        --------          -------
    Total assets                 $680,007      $ 2,067,952     $638,697       $1,618,311        $758,699          $24,424
                                 ========      ===========     ========       ==========        ========          =======
NET ASSETS
Accumulation units               $680,007      $ 2,067,952     $638,697       $1,618,311        $758,699          $24,424
Contracts in payout
   (annuitization) period              --               --           --               --              --               --

   Total net assets              $680,007      $ 2,067,952     $638,697       $1,618,311        $758,699          $24,424
                                 ========      ===========     ========       ==========        ========          =======
FUND SHARE INFORMATION
Number of shares                   48,503           97,407       53,944          122,229          29,282            1,343
                                 ========      ===========     ========       ==========        ========          =======
Cost of investments              $540,402      $ 1,393,828     $521,364       $1,282,169        $630,864          $17,345
                                 ========      ===========     ========       ==========        ========          =======
ACCUMULATION UNIT FAIR VALUE
   Lowest                        $  12.08      $     17.30     $  11.09       $    12.51        $  10.96          $ 14.23
                                 ========      ===========     ========       ==========        ========          =======
   Highest                       $  12.28      $     17.58     $  11.34       $    16.40        $  14.45          $ 14.38
                                 ========      ===========     ========       ==========        ========          =======

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
December 31, 2006
--------------------------------------------------------------------------------------------------------------------

                               AIM Variable  AIM Variable   AIM Variable   AIM Variable   AIM Variable  AIM Variable
                                 Insurance     Insurance     Insurance      Insurance      Insurance     Insurance
                                   Funds         Funds         Funds          Funds          Funds         Funds
                                 Series II     Series II     Series II      Series II      Series II     Series II
                                Sub-Account   Sub-Account   Sub-Account    Sub-Account    Sub-Account   Sub-Account
                               ------------  ------------  -------------  -------------  -------------  ------------
                                 AIM V. I.     AIM V. I.     AIM V. I.                     AIM V. I.     AIM V. I.
                                   Core       Diversified   Government      AIM V. I.    International   Large Cap
                                 Equity II     Income II   Securities II  High Yield II    Growth II     Growth II
                               ------------  ------------  -------------  -------------  -------------  ------------
ASSETS
Investments at fair value        $428,241      $160,750       $153,788       $187,261       $226,301      $215,293
                                 --------      --------       --------       --------       --------      --------
   Total assets                  $428,241      $160,750       $153,788       $187,261       $226,301      $215,293
                                 ========      ========       ========       ========       ========      ========
NET ASSETS
Accumulation units               $428,241      $160,750       $153,788       $187,261       $226,301      $215,293
Contracts in payout
   (annuitization) period              --            --             --             --             --            --

   Total net assets              $428,241      $160,750       $153,788       $187,261       $226,301      $215,293
                                 ========      ========       ========       ========       ========      ========
FUND SHARE INFORMATION
Number of shares                   15,849        19,580         13,099         30,749          7,763        15,761
                                 ========      ========       ========       ========       ========      ========
Cost of investments              $369,702      $171,160       $160,983       $186,001       $123,613      $192,922
                                 ========      ========       ========       ========       ========      ========
ACCUMULATION UNIT FAIR VALUE
   Lowest                        $  10.76      $  11.36       $  10.92       $  14.02       $  18.44      $  11.06
                                 ========      ========       ========       ========       ========      ========
   Highest                       $  13.02      $  11.61       $  11.06       $  14.20       $  18.87      $  11.09
                                 ========      ========       ========       ========       ========      ========

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
December 31, 2006
------------------------------------------------------------------------------------------------------------------

                                                                                            Alliance     Alliance
                                AIM Variable   AIM Variable  AIM Variable   AIM Variable   Bernstein    Bernstein
                                  Insurance      Insurance     Insurance      Insurance    Variable     Variable
                                    Funds          Funds         Funds          Funds       Product      Product
                                  Series II      Series II     Series II      Series II   Series Fund  Series Fund
                                 Sub-Account    Sub-Account   Sub-Account    Sub-Account  Sub-Account  Sub-Account
                               --------------  ------------  -------------  ------------  -----------  -----------
                                                                                                        Alliance
                                  AIM V. I.      AIM V. I.                                 Alliance     Bernstein
                                   Mid Cap         Money       AIM V. I.      AIM V. I.    Bernstein    Growth &
                               Core Equity II    Market II   Technology II  Utilities II    Growth       Income
                               --------------  ------------  -------------  ------------  -----------  -----------
ASSETS
Investments at fair value         $733,429       $197,887       $10,086        $21,356     $2,684,722   $6,367,328
                                  --------       --------       -------        -------     ----------   ----------
   Total assets                   $733,429       $197,887       $10,086        $21,356     $2,684,722   $6,367,328
                                  ========       ========       =======        =======     ==========   ==========
NET ASSETS
Accumulation units                $733,429       $197,887       $10,086        $21,356     $2,684,722   $6,364,462
Contracts in payout
   (annuitization) period               --             --            --             --             --        2,866

   Total net assets               $733,429       $197,887       $10,086        $21,356     $2,684,722   $6,367,328
                                  ========       ========       =======        =======     ==========   ==========
FUND SHARE INFORMATION
Number of shares                    54,652        197,887           725          1,011        134,911      236,440
                                  ========       ========       =======        =======     ==========   ==========
Cost of investments               $700,100       $197,887       $ 8,083        $15,105     $2,322,568   $4,952,061
                                  ========       ========       =======        =======     ==========   ==========
ACCUMULATION UNIT FAIR VALUE
   Lowest                         $  12.36       $   9.93       $ 11.98        $ 17.20     $     6.94   $    12.37
                                  ========       ========       =======        =======     ==========   ==========
   Highest                        $  14.29       $  10.13       $ 11.98        $ 17.38     $    15.16   $    16.12
                                  ========       ========       =======        =======     ==========   ==========

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
December 31, 2006
-------------------------------------------------------------------------------------------------------------------

                                 Alliance      Alliance     Alliance       Alliance      Alliance
                                 Bernstein     Bernstein    Bernstein      Bernstein     Bernstein
                                 Variable      Variable     Variable       Variable      Variable    Delaware Group
                                  Product       Product      Product        Product       Product        Premium
                                Series Fund   Series Fund  Series Fund    Series Fund   Series Fund    Fund, Inc.
                                Sub-Account   Sub-Account  Sub-Account    Sub-Account   Sub-Account    Sub-Account
                               -------------  -----------  -----------  --------------  -----------  --------------
                                 Alliance      Alliance     Alliance
                                 Bernstein     Bernstein    Bernstein      Alliance      Alliance       Delaware
                               International   Large Cap    Small/Mid      Bernstein     Bernstein    VIP GP Small
                                   Value        Growth      Cap Value   Utility Income     Value        Cap Value
                               -------------  -----------  -----------  --------------  -----------  --------------
ASSETS
Investments at fair value         $871,429      $759,818    $3,015,039     $125,706       $19,891      $4,198,041
                                  --------      --------    ----------     --------       -------      ----------
   Total assets                   $871,429      $759,818    $3,015,039     $125,706       $19,891      $4,198,041
                                  ========      ========    ==========     ========       =======      ==========
NET ASSETS
Accumulation units                $871,429      $759,818    $3,015,039     $125,706       $19,891      $4,198,041
Contracts in payout
   (annuitization) period               --            --            --           --            --              --

   Total net assets               $871,429      $759,818    $3,015,039     $125,706       $19,891      $4,198,041
                                  ========      ========    ==========     ========       =======      ==========
FUND SHARE INFORMATION
Number of shares                    35,223        28,814       167,502        5,085         1,331         125,615
                                  ========      ========    ==========     ========       =======      ==========
Cost of investments               $709,094      $737,858    $2,519,440     $104,013       $17,527      $2,925,949
                                  ========      ========    ==========     ========       =======      ==========
ACCUMULATION UNIT FAIR VALUE
   Lowest                         $  15.71      $   6.26    $    18.61     $  13.25       $ 12.72      $    24.89
                                  ========      ========    ==========     ========       =======      ==========
   Highest                        $  15.88      $  13.69    $    19.03     $  13.38       $ 12.81      $    24.89
                                  ========      ========    ==========     ========       =======      ==========

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
December 31, 2006
-----------------------------------------------------------------------------------------------------------------------

                                                   Dreyfus
                                                   Socially                        Dreyfus       Dreyfus        DWS
                               Delaware Group     Responsible                     Variable      Variable     Variable
                                   Premium          Growth       Dreyfus Stock   Investment    Investment   Investment
                                 Fund, Inc.       Fund, Inc.      Index Fund        Fund          Fund       Series I
                                 Sub-Account      Sub-Account     Sub-Account    Sub-Account   Sub-Account  Sub-Account
                               --------------  ----------------  -------------  ------------  ------------  -----------
                                  Delaware     Dreyfus Socially
                                     VIP          Responsible    Dreyfus Stock   VIF Capital       VIF        DWS VIP
                                  GP Trend        Growth Fund     Index Fund    Appreciation  Money Market     Bond A
                               --------------  ----------------  -------------  ------------  ------------  -----------
ASSETS
Investments at fair value        $1,089,581         $265,845       $6,488,938      $804,955    $2,667,167     $45,669
                                 ----------         --------       ----------      --------    ----------     -------
   Total assets                  $1,089,581         $265,845       $6,488,938      $804,955    $2,667,167     $45,669
                                 ==========         ========       ==========      ========    ==========     =======
NET ASSETS
Accumulation units               $1,089,581         $265,845       $6,488,938      $804,955    $2,667,167     $45,669
Contracts in payout
   (annuitization) period                --               --               --            --            --          --

   Total net assets              $1,089,581         $265,845       $6,488,938      $804,955    $2,667,167     $45,669
                                 ==========         ========       ==========      ========    ==========     =======
FUND SHARE INFORMATION
Number of shares                     31,131            9,344          179,500        18,918     2,667,167       6,496
                                 ==========         ========       ==========      ========    ==========     =======
Cost of investments              $  763,385         $257,606       $4,862,734      $634,012    $2,667,167     $44,608
                                 ==========         ========       ==========      ========    ==========     =======
ACCUMULATION UNIT FAIR VALUE
   Lowest                        $    10.09         $   7.15       $    10.22      $  10.77    $    10.38     $ 13.90
                                 ==========         ========       ==========      ========    ==========     =======
   Highest                       $    10.09         $   7.15       $    10.22      $  10.77    $    10.38     $ 14.01
                                 ==========         ========       ==========      ========    ==========     =======

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
December 31, 2006
------------------------------------------------------------------------------------------------------------------

                                   DWS          DWS           DWS              DWS             DWS         Fidelity
                                Variable     Variable      Variable         Variable        Variable       Variable
                               Investment   Investment    Investment       Investment      Investment      Insurance
                                Series I     Series I      Series I         Series II       Series II    Products Fund
                               Sub-Account  Sub-Account   Sub-Account      Sub-Account     Sub-Account    Sub-Account
                               -----------  -----------  -------------  -----------------  -----------  --------------
                                 DWS VIP      DWS VIP                                        DWS VIP
                                 Capital    Growth and      DWS VIP          DWS VIP        Small Cap
                                Growth A     Income A    International  Money Market A II   Growth A    VIP Contrafund
                               -----------  -----------  -------------  -----------------  -----------  --------------
ASSETS
Investments at fair value        $3,501        $4,924        $5,343          $71,044          $3,210      $5,753,227
                                 ------        ------        ------          -------          ------      ----------
   Total assets                  $3,501        $4,924        $5,343          $71,044          $3,210      $5,753,227
                                 ======        ======        ======          =======          ======      ==========
NET ASSETS
Accumulation units               $3,501        $4,924        $5,343          $71,044          $3,210      $5,753,227
Contracts in payout
   (annuitization) period            --            --            --               --              --              --

   Total net assets              $3,501        $4,924        $5,343          $71,044          $3,210      $5,753,227
                                 ======        ======        ======          =======          ======      ==========
FUND SHARE INFORMATION
Number of shares                    192           450           398           71,044             226         182,816
                                 ======        ======        ======          =======          ======      ==========
Cost of investments              $2,902        $4,558        $5,163          $71,044          $2,611      $4,446,290
                                 ======        ======        ======          =======          ======      ==========
ACCUMULATION UNIT FAIR VALUE
   Lowest                        $11.41        $11.32        $14.59          $ 10.06          $12.13      $    13.43
                                 ======        ======        ======          =======          ======      ==========
   Highest                       $11.41        $11.32        $14.59          $ 10.07          $12.13      $    14.23
                                 ======        ======        ======          =======          ======      ==========

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
December 31, 2006
------------------------------------------------------------------------------------------------------------------------

                                 Fidelity       Fidelity       Fidelity       Fidelity       Fidelity        Fidelity
                                 Variable       Variable       Variable       Variable       Variable        Variable
                                 Insurance      Insurance      Insurance      Insurance      Insurance       Insurance
                               Products Fund  Products Fund  Products Fund  Products Fund  Products Fund   Products Fund
                                Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account     Sub-Account
                               -------------  -------------  -------------  -------------  -------------  --------------
                                    VIP                       VIP Growth      VIP High                    VIP Investment
                               Equity-Income   VIP Growth    Opportunities     Income      VIP Index 500    Grade Bond
                               -------------  -------------  -------------  -------------  -------------  --------------
ASSETS
Investments at fair value        $5,469,122     $4,644,338      $682,648      $1,020,410     $4,200,441     $2,206,705
                                 ----------     ----------      --------      ----------     ----------     ----------
   Total assets                  $5,469,122     $4,644,338      $682,648      $1,020,410     $4,200,441     $2,206,705
                                 ==========     ==========      ========      ==========     ==========     ==========
NET ASSETS
Accumulation units               $5,469,122     $4,644,338      $682,648      $1,020,410     $4,200,441     $2,206,705
Contracts in payout
   (annuitization) period                --             --            --              --             --             --

   Total net assets              $5,469,122     $4,644,338      $682,648      $1,020,410     $4,200,441     $2,206,705
                                 ==========     ==========      ========      ==========     ==========     ==========
FUND SHARE INFORMATION
Number of shares                    208,745        129,477        37,591         160,694         26,031        172,939
                                 ==========     ==========      ========      ==========     ==========     ==========
Cost of investments              $4,511,877     $3,972,226      $551,395      $1,029,111     $3,238,270     $2,240,432
                                 ==========     ==========      ========      ==========     ==========     ==========
ACCUMULATION UNIT FAIR VALUE
   Lowest                        $    14.64     $     7.07      $   9.27      $    11.33     $     9.87     $    13.58
                                 ==========     ==========      ========      ==========     ==========     ==========
   Highest                       $    14.64     $     7.78      $   9.27      $    11.33     $     9.87     $    13.58
                                 ==========     ==========      ========      ==========     ==========     ==========

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
December 31, 2006
---------------------------------------------------------------------------------------------------------------------------------

                                                Fidelity         Fidelity          Fidelity          Fidelity          Fidelity
                                Fidelity       Variable          Variable          Variable          Variable          Variable
                                Variable       Insurance         Insurance         Insurance         Insurance         Insurance
                               Insurance     Products Fund     Products Fund     Products Fund     Products Fund     Products Fund
                             Products Fund (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                              Sub-Account     Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                             ------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                                                                                      VIP Freedom
                                                                VIP Freedom       VIP Freedom       VIP Freedom      Growth Stock
                                            VIP Contrafund    2010 Portfolio    2020 Portfolio    2030 Portfolio      Portfolio
                             VIP Overseas  (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                             ------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair value      $2,044,166      $2,768,111         $103,208          $164,768          $325,207          $12,445
                               ----------      ----------         --------          --------          --------          -------
   Total assets                $2,044,166      $2,768,111         $103,208          $164,768          $325,207          $12,445
                               ==========      ==========         ========          ========          ========          =======
NET ASSETS
Accumulation units             $2,044,166      $2,768,111         $103,208          $164,768          $325,207          $12,445
Contracts in payout
   (annuitization) period              --              --               --                --                --               --

   Total net assets            $2,044,166      $2,768,111         $103,208          $164,768          $325,207          $12,445
                               ==========      ==========         ========          ========          ========          =======
FUND SHARE INFORMATION
Number of shares                   85,280          88,978            8,928            13,640            26,184            1,041
                               ==========      ==========         ========          ========          ========          =======
Cost of investments            $1,481,926      $2,778,531         $102,143          $159,837          $312,259          $12,554
                               ==========      ==========         ========          ========          ========          =======
ACCUMULATION UNIT FAIR VALUE
   Lowest                      $    11.97      $    10.25         $  10.45          $  10.48          $  10.49          $  9.75
                               ==========      ==========         ========          ========          ========          =======
   Highest                     $    12.43      $    13.11         $  10.48          $  10.51          $  10.52          $  9.75
                               ==========      ==========         ========          ========          ========          =======

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
December 31, 2006
------------------------------------------------------------------------------------------------------------------------------------

                             Fidelity          Fidelity          Fidelity          Fidelity          Fidelity          Fidelity
                             Variable          Variable          Variable          Variable          Variable          Variable
                             Insurance         Insurance         Insurance         Insurance         Insurance         Insurance
                           Products Fund     Products Fund     Products Fund     Products Fund     Products Fund     Products Fund
                         (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                            Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                            VIP Freedom       VIP Growth         VIP High                                              VIP Money
                         Income Portfolio      & Income           Income         VIP Index 500      VIP MidCap          Market
                         (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair value     $109,541          $235,599          $215,760          $343,302         $1,417,829         $28,852
                              --------          --------          --------          --------         ----------         -------
   Total assets               $109,541          $235,599          $215,760          $343,302         $1,417,829         $28,852
                              ========          ========          ========          ========         ==========         =======
NET ASSETS
Accumulation units            $109,541          $235,599          $215,760          $343,302         $1,417,829         $28,852
Contracts in payout
   (annuitization) period           --                --                --                --                  -              --

   Total net assets           $109,541          $235,599          $215,760          $343,302         $1,417,829         $28,852
                              ========          ========          ========          ========         ==========         =======
FUND SHARE INFORMATION
Number of shares                10,247            14,855            34,522             2,147             41,396          28,852
                              ========          ========          ========          ========         ==========         =======
Cost of investments           $112,005          $214,495          $217,358          $316,818         $1,324,706         $28,852
                              ========          ========          ========          ========         ==========         =======
ACCUMULATION UNIT FAIR VALUE
   Lowest                     $  10.36          $ 12.26           $  11.39          $  10.81         $     9.86         $ 10.23
                              ========          ========          ========          ========         ==========         =======
   Highest                    $  10.37          $ 12.38           $  11.51          $  10.85         $    13.47         $ 10.23
                              ========          ========          ========          ========         ==========         =======

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
December 31, 2006
------------------------------------------------------------------------------------------------------------------------------

                                  Franklin         Franklin        Franklin        Franklin        Franklin        Franklin
                                  Templeton       Templeton       Templeton       Templeton       Templeton       Templeton
                                  Variable         Variable        Variable        Variable        Variable        Variable
                                  Insurance       Insurance        Insurance       Insurance       Insurance       Insurance
                               Products Trust  Products Trust   Products Trust  Products Trust  Products Trust  Products Trust
                                 Sub-Account     Sub-Account      Sub-Account     Sub-Account     Sub-Account     Sub-Account
                               --------------  ---------------  --------------  --------------  --------------  --------------
                                Franklin Flex  Franklin Growth                     Franklin     Franklin Large  Franklin Small
                                 Cap Growth      and Income      Franklin High      Income        Cap Growth       Cap Value
                                 Securities      Securities      Income Sec 2     Securities      Securities      Securities
                               --------------  ---------------  --------------  --------------  --------------  --------------
ASSETS
Investments at fair value         $141,032       $13,221,326       $579,724       $24,045,956     $14,848,985     $9,998,606
                                  --------       -----------       --------       -----------     -----------     ----------
   Total assets                   $141,032       $13,221,326       $579,724       $24,045,956     $14,848,985     $9,998,606
                                  ========       ===========       ========       ===========     ===========     ==========
NET ASSETS
Accumulation units                $141,032       $13,188,981       $579,724       $24,045,956     $14,848,985     $9,998,606
Contracts in payout
   (annuitization) period               --            32,345             --                --              --             --

    Total net assets              $141,032       $13,221,326       $579,724       $24,045,956     $14,848,985     $9,998,606
                                  ========       ===========       ========       ===========     ===========     ==========
FUND SHARE INFORMATION
Number of shares                    12,660           795,507         84,631         1,385,136         901,578        532,124
                                  ========       ===========       ========       ===========     ===========     ==========
Cost of investments               $135,625       $11,671,013       $562,203       $21,716,898     $13,535,057     $8,321,261
                                  ========       ===========       ========       ===========     ===========     ==========
ACCUMULATION UNIT FAIR VALUE
   Lowest                         $  11.49       $     11.97       $  11.61       $     12.06     $     11.29     $    12.98
                                  ========       ===========       ========       ===========     ===========     ==========
   Highest                        $  11.61       $     17.33       $  11.80       $     13.19     $     11.50     $    22.19
                                  ========       ===========       ========       ===========     ===========     ==========

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                  Franklin         Franklin         Franklin         Franklin         Franklin         Franklin
                                  Templeton        Templeton        Templeton        Templeton        Templeton        Templeton
                                  Variable         Variable         Variable         Variable         Variable         Variable
                                  Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                               Products Trust   Products Trust   Products Trust   Products Trust   Products Trust   Products Trust
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                               --------------   --------------   --------------   --------------   --------------   --------------
                                                                                                      Templeton
                                                                                                     Developing        Templeton
                                Franklin U.S.       Mutual        Mutual Shares      Templeton         Markets          Foreign
                                 Government        Discovery       Securities     Asset Strategy     Securities       Securities
                               --------------   --------------   --------------   --------------   --------------   --------------
ASSETS
Investments at fair value        $5,720,118        $625,540        $19,035,221       $993,881        $5,224,976       $19,659,069
                                 ----------        --------        -----------       --------        ----------       -----------
   Total assets                  $5,720,118        $625,540        $19,035,221       $993,881        $5,224,976       $19,659,069
                                 ==========        ========        ===========       ========        ==========       ===========
NET ASSETS
Accumulation units               $5,720,118        $625,540        $19,035,221       $993,881        $5,224,976       $19,655,857
Contracts in payout
   (annuitization) period                --              --                 --             --                --             3,212

   Total net assets              $5,720,118        $625,540        $19,035,221       $993,881        $5,224,976       $19,659,069
                                 ==========        ========        ===========       ========        ==========       ===========
FUND SHARE INFORMATION
Number of shares                    456,878          28,787            929,908         45,696           378,896         1,050,164
                                 ==========        ========        ===========       ========        ==========       ===========
Cost of investments              $5,763,399        $585,724        $15,502,124       $854,477        $3,815,798       $15,854,949
                                 ==========        ========        ===========       ========        ==========       ===========
ACCUMULATION UNIT FAIR VALUE
   Lowest                        $    10.26        $  11.00        $     12.81       $  15.97        $    15.96       $     13.27
                                 ==========        ========        ===========       ========        ==========       ===========
   Highest                       $    10.66        $  13.71        $     18.10       $  15.97        $    33.24       $     20.87
                                 ==========        ========        ===========       ========        ==========       ===========

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------

                                Goldman Sachs   Goldman Sachs   Goldman Sachs   Goldman Sachs       Lord           Lord
                                  Variable         Variable        Variable        Variable        Abbett         Abbett
                                  Insurance       Insurance       Insurance       Insurance        Series         Series
                                    Trust           Trust           Trust           Trust           Fund           Fund
                                 Sub-Account     Sub-Account     Sub-Account     Sub-Account    Sub-Account     Sub-Account
                               --------------   -------------   -------------   -------------   -----------   --------------
                                                                     VIT             VIT
                                                                  Structured      Structured
                               VIT Growth and        VIT          Small Cap      U.S. Equity
                                   Income       Mid Cap Value    Equity Fund         Fund        All Value    Bond-Debenture
                               --------------   -------------   -------------   -------------   -----------   --------------
ASSETS
Investments at fair value          $93,739         $372,217        $434,733        $181,193      $2,488,891     $6,858,167
                                   -------         --------        --------        --------      ----------     ----------
   Total assets                    $93,739         $372,217        $434,733        $181,193      $2,488,891     $6,858,167
                                   =======         ========        ========        ========      ==========     ==========
NET ASSETS
Accumulation units                 $93,739         $372,217        $434,733        $181,193      $2,488,891     $6,858,167
Contracts in payout
   (annuitization) period               --               --              --              --              --             --

   Total net assets                $93,739         $372,217        $434,733        $181,193      $2,488,891     $6,858,167
                                   =======         ========        ========        ========      ==========     ==========
FUND SHARE INFORMATION
Number of shares                     6,739           23,133          30,106          12,351         151,025        579,237
                                   =======         ========        ========        ========      ==========     ==========
Cost of investments                $82,623         $373,271        $439,658        $165,503      $2,211,658     $6,908,908
                                   =======         ========        ========        ========      ==========     ==========
ACCUMULATION UNIT FAIR VALUE
   Lowest                          $ 12.64         $  12.94        $  12.47        $  12.46      $    12.55     $    11.02
                                   =======         ========        ========        ========      ==========     ==========
   Highest                         $ 12.77         $  13.07        $  12.60        $  12.59      $    13.05     $    11.27
                                   =======         ========        ========        ========      ==========     ==========

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------

                                   Lord           Lord           Lord
                                  Abbett         Abbett         Abbett     MFS Variable    MFS Variable   MFS Variable
                                  Series         Series         Series       Insurance      Insurance       Insurance
                                   Fund           Fund           Fund          Trust          Trust          Trust
                               Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account     Sub-Account
                               -----------   -------------   -----------   ------------   -------------   ------------
                                Growth and       Growth        Mid-Cap         MFS        MFS Investors      MFS New
                                  Income     Opportunities      Value       High Income       Trust         Discovery
                               -----------   -------------   -----------   ------------   -------------   ------------
ASSETS
Investments at fair value       $4,356,835     $2,768,523     $7,384,959     $567,950        $913,143       $771,040
                                ----------     ----------     ----------     --------        --------       --------
   Total assets                 $4,356,835     $2,768,523     $7,384,959     $567,950        $913,143       $771,040
                                ==========     ==========     ==========     ========        ========       ========
NET ASSETS
Accumulation units              $4,356,835     $2,763,204     $7,384,959     $567,950        $913,143       $771,040
Contracts in payout
   (annuitization) period               --          5,319             --           --              --             --

   Total net assets             $4,356,835     $2,768,523     $7,384,959     $567,950        $913,143       $771,040
                                ==========     ==========     ==========     ========        ========       ========
FUND SHARE INFORMATION
Number of shares                   148,495        188,720        339,071       56,569          42,100         44,262
                                ==========     ==========     ==========     ========        ========       ========
Cost of investments             $4,045,790     $2,595,291     $7,215,015     $547,891        $680,524       $585,132
                                ==========     ==========     ==========     ========        ========       ========
ACCUMULATION UNIT FAIR VALUE
   Lowest                       $    12.28     $    11.71     $    12.39     $  13.00        $   9.89       $   9.08
                                ==========     ==========     ==========     ========        ========       ========
   Highest                      $    12.87     $    12.27     $    13.18     $  13.00        $   9.89       $   9.08
                                ==========     ==========     ==========     ========        ========       ========

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
December 31, 2006
---------------------------------------------------------------------------------------------------------------------------

                                             Morgan Stanley  Morgan Stanley  Morgan Stanley  Morgan Stanley  Morgan Stanley
                               MFS Variable     Variable        Variable        Variable        Variable        Variable
                                 Insurance     Investment      Investment      Investment      Investment      Investment
                                   Trust         Series          Series          Series          Series          Series
                                Sub-Account    Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                               ------------  --------------  --------------  --------------  --------------  --------------
                               MFS Research    Aggressive       Dividend                        European         Global
                                   Bond          Equity          Growth          Equity          Growth         Advantage
                               ------------  --------------  --------------  --------------  --------------  --------------
ASSETS
Investments at fair value       $1,206,501     $1,257,973      $25,995,652     $14,736,463     $8,684,365       $826,920
                                ----------     ----------      -----------     -----------     ----------       --------
   Total assets                 $1,206,501     $1,257,973      $25,995,652     $14,736,463     $8,684,365       $826,920
                                ==========     ==========      ===========     ===========     ==========       ========
NET ASSETS
Accumulation units              $1,206,501     $1,257,973      $25,834,455     $14,700,149     $8,649,763       $826,920
Contracts in payout
   (annuitization) period               --             --          161,197          36,314         34,602             --

   Total net assets             $1,206,501     $1,257,973      $25,995,652     $14,736,463     $8,684,365       $826,920
                                ==========     ==========      ===========     ===========     ==========       ========
FUND SHARE INFORMATION
Number of shares                   104,822         84,712        1,572,635         497,349        342,578         80,754
                                ==========     ==========      ===========     ===========     ==========       ========
Cost of investments             $1,220,761     $1,176,044      $24,601,070     $16,395,425     $6,546,086       $829,197
                                ==========     ==========      ===========     ===========     ==========       ========
ACCUMULATION UNIT FAIR VALUE
   Lowest                       $    13.97     $    13.39      $     37.57     $     13.30     $    49.30       $  10.27
                                ==========     ==========      ===========     ===========     ==========       ========
   Highest                      $    13.97     $    14.88      $     42.88     $    105.84     $    52.86       $  10.38
                                ==========     ==========      ===========     ===========     ==========       ========

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
December 31, 2006
-----------------------------------------------------------------------------------------------------------------------------

                               Morgan Stanley  Morgan Stanley  Morgan Stanley  Morgan Stanley  Morgan Stanley  Morgan Stanley
                                  Variable        Variable        Variable        Variable        Variable        Variable
                                 Investment      Investment      Investment      Investment      Investment      Investment
                                   Series          Series          Series          Series          Series          Series
                                 Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                               --------------  --------------  --------------  --------------  --------------  --------------
                                   Global
                                  Dividend                                         Limited                         Quality
                                   Growth        High Yield    Income Builder     Duration      Money Market     Income Plus
                               --------------  --------------  --------------  --------------  --------------  --------------
ASSETS
Investments at fair value        $9,000,441      $1,032,136      $1,576,538      $1,275,567      $5,169,639      $11,174,774
                                 ----------      ----------      ----------      ----------      ----------      -----------
   Total assets                  $9,000,441      $1,032,136      $1,576,538      $1,275,567      $5,169,639      $11,174,774
                                 ==========      ==========      ==========      ==========      ==========      ===========
NET ASSETS
Accumulation units               $8,978,082      $1,029,733      $1,576,538      $1,037,021      $5,158,385      $10,951,386
Contracts in payout
   (annuitization) period            22,359           2,403              --         238,546          11,254          223,388

   Total net assets              $9,000,441      $1,032,136      $1,576,538      $1,275,567      $5,169,639      $11,174,774
                                 ==========      ==========      ==========      ==========      ==========      ===========
FUND SHARE INFORMATION
Number of shares                    505,359         889,772         116,007         134,412       5,169,639        1,063,252
                                 ==========      ==========      ==========      ==========      ==========      ===========
Cost of investments              $6,366,238      $2,398,493      $1,294,414      $1,336,631      $5,169,639      $11,158,162
                                 ==========      ==========      ==========      ==========      ==========      ===========
ACCUMULATION UNIT FAIR VALUE
   Lowest                        $    27.13      $    14.07      $    14.22      $    10.90      $    14.72      $     12.58
                                 ==========      ==========      ==========      ==========      ==========      ===========
   Highest                       $    28.79      $    18.36      $    18.33      $    11.86      $    24.26      $     34.48
                                 ==========      ==========      ==========      ==========      ==========      ===========

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
December 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                Morgan Stanley    Morgan Stanley    Morgan Stanley
                               Morgan Stanley  Morgan Stanley  Morgan Stanley      Variable          Variable          Variable
                                  Variable        Variable        Variable        Investment        Investment        Investment
                                 Investment      Investment      Investment         Series            Series            Series
                                   Series          Series          Series      (Class Y Shares)  (Class Y Shares)  (Class Y Shares)
                                 Sub-Account     Sub-Account     Sub-Account      Sub-Account       Sub-Account       Sub-Account
                               --------------  --------------  --------------  ----------------  ----------------  ----------------
                                                                                  Aggressive         Dividend
                                                                                    Equity            Growth            Equity
                                S&P 500 Index    Strategist       Utilities    (Class Y Shares)  (Class Y Shares)  (Class Y Shares)
                               --------------  --------------  --------------  ----------------  ----------------  ----------------
ASSETS
Investments at fair value        $4,947,043      $13,729,887     $9,541,840       $1,605,464        $3,547,690        $2,149,003
                                 ----------      -----------     ----------       ----------        ----------        ----------
   Total assets                  $4,947,043      $13,729,887     $9,541,840       $1,605,464        $3,547,690        $2,149,003
                                 ==========      ===========     ==========       ==========        ==========        ==========
NET ASSETS
Accumulation units               $4,947,043      $13,667,367     $9,325,788       $1,605,464        $3,547,690        $2,149,003
Contracts in payout
   (annuitization) period                --           62,520        216,052               --                --                --

   Total net assets              $4,947,043      $13,729,887     $9,541,840       $1,605,464        $3,547,690        $2,149,003
                                 ==========      ===========     ==========       ==========        ==========        ==========
FUND SHARE INFORMATION
Number of shares                    379,957          830,604        490,835          109,588           214,881            72,996
                                 ==========      ===========     ==========       ==========        ==========        ==========
Cost of investments              $4,312,968      $12,509,307     $7,974,280       $1,028,128        $2,814,886        $1,586,996
                                 ==========      ===========     ==========       ==========        ==========        ==========
ACCUMULATION UNIT FAIR VALUE
   Lowest                        $    12.52      $     39.88     $    33.97       $     8.54        $    11.40        $     7.88
                                 ==========      ===========     ==========       ==========        ==========        ==========
   Highest                       $    12.66      $     50.41     $    36.08       $    17.48        $    14.90        $    15.53
                                 ==========      ===========     ==========       ==========        ==========        ==========

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
December 31, 2006
------------------------------------------------------------------------------------------------------------------------------------

                                Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                   Variable         Variable         Variable         Variable         Variable         Variable
                                  Investment       Investment       Investment       Investment       Investment       Investment
                                    Series           Series           Series           Series           Series           Series
                               (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                                  Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                               ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
                                   European          Global           Global                                             Limited
                                    Growth          Advantage     Dividend Growth    High Yield     Income Builder      Duration
                               (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                               ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair value         $1,196,402        $228,393        $2,003,470       $1,967,599       $2,029,154       $4,394,847
                                  ----------        --------        ----------       ----------       ----------       ----------
   Total assets                   $1,196,402        $228,393        $2,003,470       $1,967,599       $2,029,154       $4,394,847
                                  ==========        ========        ==========       ==========       ==========       ==========
NET ASSETS
Accumulation units                $1,196,402        $228,393        $2,003,470       $1,967,599       $2,029,154       $4,394,847
Contracts in payout
   (annuitization) period                 --              --                --               --               --               --

   Total net assets               $1,196,402        $228,393        $2,003,470       $1,967,599       $2,029,154       $4,394,847
                                  ==========        ========        ==========       ==========       ==========       ==========
FUND SHARE INFORMATION
Number of shares                      47,495          22,413           113,447        1,696,206          149,643          464,081
                                  ==========        ========        ==========       ==========       ==========       ==========
Cost of investments               $  775,906        $162,161        $1,455,026       $1,933,825       $1,545,438       $4,601,833
                                  ==========        ========        ==========       ==========       ==========       ==========
ACCUMULATION UNIT FAIR VALUE
   Lowest                         $    12.61        $  12.20        $    15.31       $     6.78       $    13.36       $    10.07
                                  ==========        ========        ==========       ==========       ==========       ==========
   Highest                        $    19.32        $  17.15        $    18.47       $    13.27       $    15.11       $    11.16
                                  ==========        ========        ==========       ==========       ==========       ==========

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
December 31, 2006
------------------------------------------------------------------------------------------------------------------------------------

                              Morgan Stanley    Morgan Stanley    Morgan Stanley    Morgan Stanley    Morgan Stanley
                                 Variable          Variable          Variable          Variable          Variable
                                Investment        Investment        Investment        Investment        Investment      Oppenheimer
                                  Series            Series            Series            Series            Series         Variable
                             (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  Account Funds
                                Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account     Sub-Account
                             ----------------  ----------------  ----------------  ----------------  ----------------  -------------
                                                    Quality                                                             Oppenheimer
                               Money Market       Income Plus      S&P 500 Index      Strategist         Utilities        Capital
                             (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  Appreciation
                             ----------------  ----------------  ----------------  ----------------  ----------------  -------------
ASSETS
Investments at fair value       $3,237,932        $5,575,712        $5,029,227        $3,058,975         $986,553        $2,035,958
                                ----------        ----------        ----------        ----------         --------        ----------
   Total assets                 $3,237,932        $5,575,712        $5,029,227        $3,058,975         $986,553        $2,035,958
                                ==========        ==========        ==========        ==========         ========        ==========
NET ASSETS
Accumulation units              $3,237,932        $5,575,712        $5,029,227        $3,058,975         $986,553        $2,035,958
Contracts in payout
   (annuitization) period               --                --                --                --               --                --

   Total net assets             $3,237,932        $5,575,712        $5,029,227        $3,058,975         $986,553        $2,035,958
                                ==========        ==========        ==========        ==========         ========        ==========
FUND SHARE INFORMATION
Number of shares                 3,237,932           531,526           389,259           185,280           50,775            49,142
                                ==========        ==========        ==========        ==========         ========        ==========
Cost of investments             $3,237,932        $5,602,572        $3,826,914        $2,686,893         $713,123        $1,661,603
                                ==========        ==========        ==========        ==========         ========        ==========
ACCUMULATION UNIT FAIR VALUE
   Lowest                       $    10.06        $    11.06        $     9.79        $    12.30         $   9.66        $     8.43
                                ==========        ==========        ==========        ==========         ========        ==========
   Highest                      $    10.49        $    13.55        $    15.46        $    15.81         $  18.27        $     8.43
                                ==========        ==========        ==========        ==========         ========        ==========

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------

                                Oppenheimer     Oppenheimer     Oppenheimer     Oppenheimer     Oppenheimer     Oppenheimer
                                 Variable        Variable        Variable        Variable        Variable        Variable
                               Account Funds   Account Funds   Account Funds   Account Funds   Account Funds   Account Funds
                                Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                               -------------   -------------   -------------   -------------   -------------   -------------
                                                                                                Oppenheimer
                                                Oppenheimer                                     Main Street     Oppenheimer
                                Oppenheimer       Global        Oppenheimer     Oppenheimer      Small Cap        MidCap
                                 Core Bond      Securities      High Income     Main Street       Growth           Fund
                               -------------   -------------   -------------   -------------   -------------   -------------
ASSETS
Investments at fair value        $1,862,735      $1,884,283      $1,244,305      $5,208,804      $2,540,549      $2,074,827
                                 ----------      ----------      ----------      ----------      ----------      ----------
   Total assets                  $1,862,735      $1,884,283      $1,244,305      $5,208,804      $2,540,549      $2,074,827
                                 ==========      ==========      ==========      ==========      ==========      ==========
NET ASSETS
Accumulation units               $1,862,735      $1,884,283      $1,244,305      $5,208,804      $2,540,549      $2,074,827
Contracts in payout
   (annuitization) period                --              --              --              --              --              --

   Total net assets              $1,862,735      $1,884,283      $1,244,305      $5,208,804      $2,540,549      $2,074,827
                                 ==========      ==========      ==========      ==========      ==========      ==========
FUND SHARE INFORMATION
Number of shares                    166,912          51,217         145,533         210,202         132,666          40,803
                                 ==========      ==========      ==========      ==========      ==========      ==========
Cost of investments              $1,838,890      $1,273,507      $1,184,645      $3,880,615      $1,819,362      $1,620,116
                                 ==========      ==========      ==========      ==========      ==========      ==========
ACCUMULATION UNIT FAIR VALUE
   Lowest                        $    13.53      $    14.02      $    13.20      $    10.61      $    14.81      $     7.34
                                 ==========      ==========      ==========      ==========      ==========      ==========
   Highest                       $    13.53      $    14.02      $    13.20      $    10.61      $    14.81      $     7.34
                                 ==========      ==========      ==========      ==========      ==========      ==========

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
December 31, 2006
---------------------------------------------------------------------------------------------------------------------------------

                                                 Oppenheimer      Oppenheimer       Oppenheimer     Oppenheimer     Oppenheimer
                                                  Variable         Variable          Variable        Variable         Variable
                                 Oppenheimer    Account Funds    Account Funds     Account Funds   Account Funds    Account Funds
                                  Variable     (Service Class   (Service Class    (Service Class  (Service Class   (Service Class
                                Account Funds      ("SC"))          ("SC"))           ("SC"))         ("SC"))          ("SC"))
                                 Sub-Account     Sub-Account      Sub-Account       Sub-Account     Sub-Account      Sub-Account
                               --------------  --------------  -----------------  --------------  ---------------  --------------
                                                                  Oppenheimer                       Oppenheimer      Oppenheimer
                                 Oppenheimer     Oppenheimer        Capital         Oppenheimer       Global            High
                               Strategic Bond   Balanced (SC)  Appreciation (SC)  Core Bond (SC)  Securities (SC)    Income (SC)
                               --------------  --------------  -----------------  --------------  ---------------  --------------
ASSETS
Investments at fair value        $3,347,563      $7,832,758       $17,255,050       $7,295,142       $4,214,366      $10,267,462
                                 ----------      ----------       -----------       ----------       ----------      -----------
   Total assets                  $3,347,563      $7,832,758       $17,255,050       $7,295,142       $4,214,366      $10,267,462
                                 ==========      ==========       ===========       ==========       ==========      ===========

NET ASSETS
Accumulation units               $3,347,563      $7,832,758       $17,226,625       $7,285,217       $4,214,366      $10,262,257
Contracts in payout
   (annuitization) period                --              --            28,425            9,925               --            5,205

   Total net assets              $3,347,563      $7,832,758       $17,255,050       $7,295,142       $4,214,366      $10,267,462
                                 ==========      ==========       ===========       ==========       ==========      ===========
FUND SHARE INFORMATION
Number of shares                    636,419         445,803           419,933          657,220          115,494        1,207,937
                                 ==========      ==========       ===========       ==========       ==========      ===========
Cost of investments              $2,950,670      $7,262,160       $15,293,357       $7,173,614       $3,115,226      $10,037,161
                                 ==========      ==========       ===========       ==========       ==========      ===========
ACCUMULATION UNIT FAIR VALUE
   Lowest                        $    15.27      $    11.38       $     11.48       $    10.29       $    13.78      $     11.10
                                 ==========      ==========       ===========       ==========       ==========      ===========
   Highest                       $    15.27      $    15.99       $     14.27       $    10.59       $    21.92      $     15.19
                                 ==========      ==========       ===========       ==========       ==========      ===========

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
December 31, 2006
------------------------------------------------------------------------------------------------------------------------------

                                Oppenheimer     Oppenheimer       Oppenheimer     Oppenheimer
                                  Variable        Variable         Variable         Variable        PIMCO           PIMCO
                                Account Funds   Account Funds    Account Funds    Account Funds   Variable        Variable
                               (Service Class  (Service Class   (Service Class   (Service Class   Insurance       Insurance
                                   ("SC"))         ("SC"))          ("SC"))          ("SC"))        Trust           Trust
                                 Sub-Account     Sub-Account      Sub-Account      Sub-Account   Sub-Account     Sub-Account
                               --------------  --------------  ----------------  --------------  -----------  ----------------
                                                 Oppenheimer                                      PIMCO VIT
                                 Oppenheimer     Main Street                       Oppenheimer    Commodity       PIMCO VIT
                                    Main          Small Cap       Oppenheimer       Strategic    Real Return     Real Return
                                 Street (SC)     Growth (SC)   MidCap Fund (SC)     Bond (SC)     Strategy    (Advisor Shares)
                               --------------  --------------  ----------------  --------------  -----------  ----------------
ASSETS
Investments at fair value        $25,860,248     $10,427,707      $3,983,980       $29,149,469      $8,724         $7,437
                                 -----------     -----------      ----------       -----------      ------         ------
   Total assets                  $25,860,248     $10,427,707      $3,983,980       $29,149,469      $8,724         $7,437
                                 ===========     ===========      ==========       ===========      ======         ======

NET ASSETS
Accumulation units               $25,858,197     $10,421,863      $3,983,980       $29,134,766      $8,724         $7,437
Contracts in payout
   (annuitization) period              2,051           5,844              --            14,703          --             --

   Total net assets              $25,860,248     $10,427,707      $3,983,980       $29,149,469      $8,724         $7,437
                                 ===========     ===========      ==========       ===========      ======         ======
FUND SHARE INFORMATION
Number of shares                   1,052,085         549,405          79,378         5,458,702         772            623
                                 ===========     ===========      ==========       ===========      ======         ======
Cost of investments              $21,618,858     $ 8,672,928      $3,462,678       $27,804,231      $9,121         $7,637
                                 ===========     ===========      ==========       ===========      ======         ======
ACCUMULATION UNIT FAIR VALUE
   Lowest                        $     12.23     $     13.29      $    11.79       $     10.74      $ 9.50         $10.13
                                 ===========     ===========      ==========       ===========      ======         ======
   Highest                       $     16.20     $     21.28      $    16.47       $     14.00      $ 9.50         $10.13
                                 ===========     ===========      ==========       ===========      ======         ======

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
December 31, 2006
-------------------------------------------------------------------------------------------------------------------------------

                                     PIMCO
                                   Variable
                                   Insurance         Putnam          Putnam          Putnam          Putnam          Putnam
                                     Trust       Variable Trust  Variable Trust  Variable Trust  Variable Trust  Variable Trust
                                  Sub-Account      Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                               ----------------  --------------  --------------  --------------  --------------  --------------
                                   PIMCO VIT       VT American
                                 Total Return      Government      VT Capital      VT Capital     VT Discovery   VT Diversified
                               (Advisor Shares)      Income       Appreciation    Opportunities      Growth          Income
                               ----------------  --------------  --------------  --------------  --------------  --------------
ASSETS
Investments at fair value          $174,505        $5,747,708      $1,134,303       $503,406       $1,419,343      $8,673,492
                                   --------        ----------      ----------       --------       ----------      ----------
   Total assets                    $174,505        $5,747,708      $1,134,303       $503,406       $1,419,343      $8,673,492
                                   ========        ==========      ==========       ========       ==========      ==========

NET ASSETS
Accumulation units                 $174,505        $5,747,708      $1,097,472       $503,406       $1,419,343      $8,651,635
Contracts in payout
   (annuitization) period                --                --          36,831             --               --          21,857

   Total net assets                $174,505        $5,747,708      $1,134,303       $503,406       $1,419,343      $8,673,492
                                   ========        ==========      ==========       ========       ==========      ==========
FUND SHARE INFORMATION
Number of shares                     17,244           506,853         119,024         29,543          239,754         987,869
                                   ========        ==========      ==========       ========       ==========      ==========
Cost of investments                $174,378        $5,901,342      $  923,823       $445,978       $1,037,937      $8,553,726
                                   ========        ==========      ==========       ========       ==========      ==========
ACCUMULATION UNIT FAIR VALUE
   Lowest                          $  10.29        $    12.31      $     9.57       $  18.40       $     5.45      $    13.96
                                   ========        ==========      ==========       ========       ==========      ==========
   Highest                         $  10.33        $    13.04      $     9.82       $  18.67       $     5.59      $    14.20
                                   ========        ==========      ==========       ========       ==========      ==========

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                   Putnam           Putnam           Putnam           Putnam           Putnam           Putnam
                               Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                               --------------   --------------   --------------   --------------   --------------   --------------
                                                 VT The George         VT
                                     VT           Putnam Fund     Global Asset          VT          VT Growth and      VT Growth
                                Equity Income      Of Boston       Allocation      Global Equity       Income        Opportunities
                               --------------   --------------   --------------   --------------   --------------   --------------
ASSETS
Investments at fair value        $1,746,367       $16,503,539      $9,403,641       $6,466,066       $47,644,614      $1,870,258
                                 ----------       -----------      ----------       ----------       -----------      ----------
   Total assets                  $1,746,367       $16,503,539      $9,403,641       $6,466,066       $47,644,614      $1,870,258
                                 ==========       ===========      ==========       ==========       ===========      ==========
NET ASSETS
Accumulation units               $1,746,367       $16,483,313      $9,403,641       $6,443,873       $47,610,274      $1,867,724
Contracts in payout
   (annuitization) period                --            20,226              --           22,193            34,340           2,534

   Total net assets              $1,746,367       $16,503,539      $9,403,641       $6,466,066       $47,644,614      $1,870,258
                                 ==========       ===========      ==========       ==========       ===========      ==========
FUND SHARE INFORMATION
Number of shares                    110,600         1,330,931         568,539          476,497         1,622,773         356,919
                                 ==========       ===========      ==========       ==========       ===========      ==========
Cost of investments              $1,438,490       $14,141,376      $7,884,368       $6,564,525       $38,552,836      $2,541,144
                                 ==========       ===========      ==========       ==========       ===========      ==========
ACCUMULATION UNIT FAIR VALUE
   Lowest                        $    16.03       $     11.47      $    11.29       $     6.91       $     11.87      $     4.52
                                 ==========       ===========      ==========       ==========       ===========      ==========
   Highest                       $    16.27       $     14.73      $    15.85       $    10.82       $     17.71      $     4.67
                                 ==========       ===========      ==========       ==========       ===========      ==========

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
December 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------

                                   Putnam          Putnam          Putnam           Putnam            Putnam            Putnam
                               Variable Trust  Variable Trust  Variable Trust   Variable Trust    Variable Trust    Variable Trust
                                 Sub-Account     Sub-Account     Sub-Account      Sub-Account       Sub-Account       Sub-Account
                               --------------  --------------  --------------  ----------------  ----------------  ----------------
                                     VT                                                          VT International  VT International
                                   Health                                      VT International     Growth and            New
                                  Sciences      VT High Yield     VT Income         Equity            Income         Opportunities
                               --------------  --------------  --------------  ----------------  ----------------  ----------------
ASSETS
Investments at fair value        $6,022,217      $10,335,040     $28,341,299      $20,213,497       $4,643,073        $2,737,416
                                 ----------      -----------     -----------      -----------       ----------        ----------
    Total assets                 $6,022,217      $10,335,040     $28,341,299      $20,213,497       $4,643,073        $2,737,416
                                 ==========      ===========     ===========      ===========       ==========        ==========
NET ASSETS
Accumulation units               $6,018,811      $10,290,177     $28,312,429      $20,079,508       $4,567,809        $2,737,416
Contracts in payout
   (annuitization) period             3,406           44,863          28,870          133,989           75,264                --

   Total net assets              $6,022,217      $10,335,040     $28,341,299      $20,213,497       $4,643,073        $2,737,416
                                 ==========      ===========     ===========      ===========       ==========        ==========
FUND SHARE INFORMATION
Number of shares                    442,810        1,328,411       2,247,526          979,336          241,701           149,995
                                 ==========      ===========     ===========      ===========       ==========        ==========
Cost of investments              $5,359,845      $10,167,631     $28,006,373      $14,175,206       $3,106,333        $2,333,849
                                 ==========      ===========     ===========      ===========       ==========        ==========
ACCUMULATION UNIT FAIR VALUE
   Lowest                        $    10.30      $     11.28     $     10.24      $     11.16       $    14.94        $     7.13
                                 ==========      ===========     ===========      ===========       ==========        ==========
   Highest                       $    13.64      $     16.27     $     12.97      $     21.57       $    16.83        $    14.14
                                 ==========      ===========     ===========      ===========       ==========        ==========

See notes to financial stat  ements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                   Putnam           Putnam           Putnam           Putnam           Putnam           Putnam
                               Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                               --------------   --------------   --------------   --------------   --------------   --------------
                                                                                                                       VT OTC &
                                                      VT               VT             VT New                           Emerging
                                VT Investors     Mid Cap Value    Money Market     Opportunities    VT New Value        Growth
                               --------------   --------------   --------------   --------------   --------------   --------------
ASSETS
Investments at fair value        $16,820,246      $1,630,389       $25,940,051      $10,781,630      $16,532,847      $2,137,803
                                 -----------      ----------       -----------      -----------      -----------      ----------
   Total assets                  $16,820,246      $1,630,389       $25,940,051      $10,781,630      $16,532,847      $2,137,803
                                 ===========      ==========       ===========      ===========      ===========      ==========
NET ASSETS
Accumulation units               $16,778,313      $1,587,538       $25,935,094      $10,767,170      $16,439,813      $2,137,803
Contracts in payout
   (annuitization) period             41,933          42,851             4,957           14,460           93,034              --

   Total net assets              $16,820,246      $1,630,389       $25,940,051      $10,781,630      $16,532,847      $2,137,803
                                 ===========      ==========       ===========      ===========      ===========      ==========
FUND SHARE INFORMATION
Number of shares                   1,377,580          91,905        25,940,051          538,005          901,464         294,869
                                 ===========      ==========       ===========      ===========      ===========      ==========
Cost of investments              $15,943,542      $1,306,182       $25,940,051      $14,480,992      $13,516,158      $3,480,798
                                 ===========      ==========       ===========      ===========      ===========      ==========
ACCUMULATION UNIT FAIR VALUE
   Lowest                        $      7.69      $    18.14       $      9.97      $      5.23      $     12.39      $     2.44
                                 ===========      ==========       ===========      ===========      ===========      ==========
   Highest                       $     17.56      $    18.41       $     11.27      $     17.21      $     20.00      $     5.84
                                 ===========      ==========       ===========      ===========      ===========      ==========

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
December 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                     The Universal
                                   Putnam           Putnam           Putnam           Putnam           Putnam        Institutional
                               Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust     Funds, Inc.
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                               --------------   --------------   --------------   --------------   --------------   --------------
                                                                  VT Utilities                                        Van Kampen
                                                 VT Small Cap      Growth and                                        UIF Emerging
                                 VT Research         Value           Income          VT Vista        VT Voyager     Markets Equity
                               --------------   --------------   --------------   --------------   --------------   --------------
ASSETS
Investments at fair value        $6,409,955       $11,078,369      $5,466,307       $7,273,056       $22,102,568      $1,744,779
                                 ----------       -----------      ----------       ----------       -----------      ----------
   Total assets                  $6,409,955       $11,078,369      $5,466,307       $7,273,056       $22,102,568      $1,744,779
                                 ==========       ===========      ==========       ==========       ===========      ==========
NET ASSETS
Accumulation units               $6,406,582       $11,045,395      $5,447,799       $7,273,056       $22,083,302      $1,744,779
Contracts in payout
   (annuitization) period             3,373            32,974          18,508               --            19,266              --

   Total net assets              $6,409,955       $11,078,369      $5,466,307       $7,273,056       $22,102,568      $1,744,779
                                 ==========       ===========      ==========       ==========       ===========      ==========
FUND SHARE INFORMATION
Number of shares                    488,564           456,463         307,961          494,766           735,037          89,293
                                 ==========       ===========      ==========       ==========       ===========      ==========
Cost of investments              $5,848,634       $ 7,516,866      $4,293,460       $7,351,931       $26,937,685      $  974,019
                                 ==========       ===========      ==========       ==========       ===========      ==========
ACCUMULATION UNIT FAIR VALUE
   Lowest                        $     8.63       $     16.24      $    12.52       $     6.60       $      6.07      $    21.37
                                 ==========       ===========      ==========       ==========       ===========      ==========
   Highest                       $    15.94       $     26.88      $    22.82       $    18.41       $     14.04      $    28.17
                                 ==========       ===========      ==========       ==========       ===========      ==========

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
December 31, 2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                    The Universal
                               The Universal     The Universal      The Universal   The Universal   The Universal   Institutional
                               Institutional     Institutional      Institutional   Institutional   Institutional    Funds, Inc.
                                Funds, Inc.       Funds, Inc.        Funds, Inc.     Funds, Inc.     Funds, Inc.      (Class II)
                                Sub-Account       Sub-Account        Sub-Account     Sub-Account     Sub-Account     Sub-Account
                               -------------   -----------------   --------------   -------------   -------------   -------------
                                                                                                                      Van Kampen
                                 Van Kampen        Van Kampen        Van Kampen       Van Kampen      Van Kampen     UIF Emerging
                                    UIF        UIF International        UIF            UIF U.S.        UIF U.S.      Markets Debt
                               Equity Growth         Magnum        Mid Cap Growth   Mid Cap Value    Real Estate      (Class II)
                               -------------   -----------------   --------------   -------------   -------------   -------------
ASSETS
Investments at fair value        $2,766,205        $1,101,602        $1,107,756       $5,131,453      $2,384,795      $5,334,427
                                 ----------        ----------        ----------       ----------      ----------      ----------
   Total assets                  $2,766,205        $1,101,602        $1,107,756       $5,131,453      $2,384,795      $5,334,427
                                 ==========        ==========        ==========       ==========      ==========      ==========
NET ASSETS
Accumulation units               $2,766,205        $1,101,602        $1,107,756       $5,131,453      $2,384,795      $5,334,427
Contracts in payout
   (annuitization) period                --                --                --               --              --              --

   Total net assets              $2,766,205        $1,101,602        $1,107,756       $5,131,453      $2,384,795      $5,334,427
                                 ==========        ==========        ==========       ==========      ==========      ==========
FUND SHARE INFORMATION
Number of shares                    167,852            77,251            88,763          259,952          81,226         600,048
                                 ==========        ==========        ==========       ==========      ==========      ==========
Cost of investments              $2,500,386        $  836,773        $  803,403       $3,861,935      $1,281,541      $5,189,903
                                 ==========        ==========        ==========       ==========      ==========      ==========
ACCUMULATION UNIT FAIR VALUE
   Lowest                        $     7.89        $    13.29        $    15.21       $    14.11      $    26.59      $    11.97
                                 ==========        ==========        ==========       ==========      ==========      ==========
   Highest                       $    12.66        $    14.73        $    16.36       $    16.55      $    34.22      $    18.37
                                 ==========        ==========        ==========       ==========      ==========      ==========

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
December 31, 2006
-------------------------------------------------------------------------------------------------------------------------------

                                The Universal    The Universal   The Universal   The Universal   The Universal    The Universal
                                Institutional    Institutional   Institutional   Institutional   Institutional    Institutional
                                 Funds, Inc.      Funds, Inc.     Funds, Inc.     Funds, Inc.     Funds, Inc.      Funds, Inc.
                                 (Class II)       (Class II)       (Class II)      (Class II)      (Class II)      (Class II)
                                 Sub-Account      Sub-Account     Sub-Account     Sub-Account     Sub-Account      Sub-Account
                               --------------   --------------   -------------   -------------   -------------   --------------
                                 Van Kampen       Van Kampen       Van Kampen      Van Kampen      Van Kampen      Van Kampen
                                UIF Emerging    UIF Equity and        UIF         UIF Global       UIF Int'l          UIF
                               Markets Equity       Income       Equity Growth     Franchise     Growth Equity   Mid Cap Growth
                                 (Class II)       (Class II)       (Class II)      (Class II)      (Class II)      (Class II)
                               --------------   --------------   -------------   -------------   -------------   --------------
ASSETS
Investments at fair value        $1,657,066       $5,876,522       $1,308,710      $8,343,510       $69,149        $3,785,178
                                 ----------       ----------       ----------      ----------       -------        ----------
   Total assets                  $1,657,066       $5,876,522       $1,308,710      $8,343,510       $69,149        $3,785,178
                                 ==========       ==========       ==========      ==========       =======        ==========
NET ASSETS
Accumulation units               $1,657,066       $5,876,522       $1,308,710      $8,343,510       $69,149        $3,785,178
Contracts in payout
   (annuitization) period                --               --               --              --            --                --

   Total net assets              $1,657,066       $5,876,522       $1,308,710      $8,343,510       $69,149        $3,785,178
                                 ==========       ==========       ==========      ==========       =======        ==========
FUND SHARE INFORMATION
Number of shares                     84,891          394,662           80,092         462,757         6,379           304,765
                                 ==========       ==========       ==========      ==========       =======        ==========
Cost of investments              $  934,248       $5,126,186       $1,058,050      $6,734,510       $65,905        $3,231,765
                                 ==========       ==========       ==========      ==========       =======        ==========
ACCUMULATION UNIT FAIR VALUE
   Lowest                        $    31.66       $    11.91       $    12.33      $    12.63       $ 10.72        $     9.81
                                 ==========       ==========       ==========      ==========       =======        ==========
   Highest                       $    32.37       $    15.07       $    14.51      $    18.08       $ 10.76        $    19.62
                                 ==========       ==========       ==========      ==========       =======        ==========

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
December 31, 2006
-----------------------------------------------------------------------------------------------------------------------------

                                The Universal    The Universal   The Universal    Van Kampen      Van Kampen      Van Kampen
                                Institutional    Institutional   Institutional       Life            Life            Life
                                 Funds, Inc.      Funds, Inc.     Funds, Inc.     Investment      Investment      Investment
                                 (Class II)       (Class II)      (Class II)         Trust           Trust           Trust
                                 Sub-Account      Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                               --------------   --------------   -------------   ------------   --------------   ------------
                               Van Kampen UIF   Van Kampen UIF    Van Kampen
                                Small Company    U.S. Mid Cap      UIF U.S.
                                   Growth            Value        Real Estate                                         LIT
                                 (Class II)       (Class II)      (Class II)     LIT Comstock   LIT Government   Money Market
                               --------------   --------------   -------------   ------------   --------------   ------------
ASSETS
Investments at fair value        $2,350,064       $7,654,267      $12,670,299     $6,506,780       $548,703       $1,949,788
                                 ----------       ----------      -----------     ----------       --------       ----------
   Total assets                  $2,350,064       $7,654,267      $12,670,299     $6,506,780       $548,703       $1,949,788
                                 ==========       ==========      ===========     ==========       ========       ==========
NET ASSETS
Accumulation units               $2,350,064       $7,654,267      $12,670,299     $6,503,939       $548,703       $1,949,788
Contracts in payout
   (annuitization) period                --               --               --          2,841             --               --

   Total net assets              $2,350,064       $7,654,267      $12,670,299     $6,506,780       $548,703       $1,949,788
                                 ==========       ==========      ===========     ==========       ========       ==========
FUND SHARE INFORMATION
Number of shares                    130,996          388,936          435,405        441,138         59,000        1,949,788
                                 ==========       ==========      ===========     ==========       ========       ==========
Cost of investments              $1,916,282       $6,401,953      $ 8,448,091     $5,202,503       $553,796       $1,949,788
                                 ==========       ==========      ===========     ==========       ========       ==========
ACCUMULATION UNIT FAIR VALUE
   Lowest                        $    13.07       $    13.52      $     15.78     $    14.16       $  11.48       $    10.73
                                 ==========       ==========      ===========     ==========       ========       ==========
   Highest                       $    19.67       $    19.98      $     30.72     $    15.84       $  11.48       $    10.73
                                 ==========       ==========      ===========     ==========       ========       ==========

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
December 31, 2006
------------------------------------------------------------------------------------------------------------------------

                                               Van Kampen      Van Kampen      Van Kampen      Van Kampen    Van Kampen
                               Van Kampen         Life            Life            Life            Life          Life
                                  Life         Investment      Investment      Investment      Investment    Investment
                               Investment         Trust           Trust           Trust           Trust         Trust
                                  Trust        (Class II)      (Class II)      (Class II)      (Class II)    (Class II)
                               Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account   Sub-Account
                               -----------   --------------   ------------   --------------   ------------   -----------
                                             LIT Aggressive                  LIT Growth and        LIT
                                  Strat          Growth       LIT Comstock       Income       Money Market      Strat
                                 Growth        (Class II)      (Class II)      (Class II)      (Class II)     Growth II
                               -----------   --------------   ------------   --------------   ------------   -----------
ASSETS
Investments at fair value       $2,212,670     $1,764,104      $23,967,865     $15,462,344     $9,297,635     $3,404,165
                                ----------     ----------      -----------     -----------     ----------     ----------
   Total assets                 $2,212,670     $1,764,104      $23,967,865     $15,462,344     $9,297,635     $3,404,165
                                ==========     ==========      ===========     ===========     ==========     ==========
NET ASSETS
Accumulation units              $2,212,670     $1,764,104      $23,967,865     $15,462,344     $9,292,686     $3,404,165
Contracts in payout
   (annuitization) period               --             --               --              --          4,949             --

   Total net assets             $2,212,670     $1,764,104      $23,967,865     $15,462,344     $9,297,635     $3,404,165
                                ==========     ==========      ===========     ===========     ==========     ==========
FUND SHARE INFORMATION
Number of shares                    76,802        336,661        1,630,467         704,114      9,297,635        119,277
                                ==========     ==========      ===========     ===========     ==========     ==========
Cost of investments             $2,676,138     $1,510,946      $20,202,644     $13,055,513     $9,297,635     $2,928,164
                                ==========     ==========      ===========     ===========     ==========     ==========
ACCUMULATION UNIT FAIR VALUE
   Lowest                       $     4.85     $    12.09      $     11.98     $     12.44     $    10.10     $     8.22
                                ==========     ==========      ===========     ===========     ==========     ==========
   Highest                      $    13.84     $    16.57      $     17.09     $     18.77     $    10.35     $    13.45
                                ==========     ==========      ===========     ===========     ==========     ==========

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
December 31, 2006
-------------------------------------------------------------------------

                               Wells Fargo    Wells Fargo     Wells Fargo
                                Variable       Variable        Variable
                                  Trust          Trust           Trust
                               Sub-Account    Sub-Account     Sub-Account
                               -----------   -------------   ------------
                               Wells Fargo                    Wells Fargo
                                Advantage     Wells Fargo      Advantage
                                  Asset        Advantage         Large
                               Allocation    Equity Income   Company Core
                               -----------   -------------   ------------
ASSETS
Investments at fair value        $644,723       $513,511       $521,345
                                 --------       --------       --------
   Total assets                  $644,723       $513,511       $521,345
                                 ========       ========       ========
NET ASSETS
Accumulation units               $644,723       $513,511       $521,345
Contracts in payout
   (annuitization) period              --             --             --
   Total net assets              $644,723       $513,511       $521,345
                                 ========       ========       ========
FUND SHARE INFORMATION
Number of shares                   45,628         26,001         33,420
                                 ========       ========       ========
Cost of investments              $536,956       $395,231       $419,847
                                 ========       ========       ========
ACCUMULATION UNIT FAIR VALUE
   Lowest                        $  11.83       $  12.94       $   7.61
                                 ========       ========       ========
   Highest                       $  11.83       $  12.94       $   7.61
                                 ========       ========       ========

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
------------------------------------------------------------------------------------------------------------------------

                                     AIM Variable  AIM Variable  AIM Variable  AIM Variable   AIM Variable  AIM Variable
                                       Insurance     Insurance    Insurance      Insurance     Insurance      Insurance
                                         Funds         Funds        Funds          Funds         Funds          Funds
                                      Sub-Account   Sub-Account  Sub-Account    Sub-Account    Sub-Account   Sub-Account
                                     ------------  ------------  ------------  -------------  ------------  ------------
                                                                                               AIM V. I.
                                       AIM V. I.     AIM V. I.                                  Capital       AIM V. I.
                                      Aggressive       Basic      AIM V. I.      AIM V. I.    Appreciation     Capital
                                      Growth (a)     Balanced    Basic Value   Blue Chip (b)  (a) (c) (d)    Development
                                     ------------  ------------  ------------  -------------  ------------  ------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $       --    $  150,821    $ 18,440     $   16,048     $    9,857    $      --
Charges from Allstate Life
   Insurance Company of New York:
      Mortality and expense risk          (13,891)      (94,680)    (56,674)       (33,318)      (169,439)     (13,846)
      Administrative expense               (1,220)       (8,177)     (4,718)        (2,930)       (14,156)      (1,209)
                                       ----------    ----------    --------     ----------     ----------    ---------
      Net investment income (loss)        (15,111)       47,964     (42,952)       (20,200)      (173,738)     (15,055)
                                       ----------    ----------    --------     ----------     ----------    ---------
NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales               3,922,054     1,449,895     879,929      6,428,362      3,456,667      307,259
      Cost of investments sold          3,669,684     1,352,179     706,075      7,263,089      3,499,355      241,878
                                       ----------    ----------    --------     ----------     ----------    ---------
         Realized gains (losses)
            on fund shares                252,370        97,716     173,854       (834,727)       (42,688)      65,381

Realized gain distributions                    --            --     203,891             --             --       23,333
                                       ----------    ----------    --------     ----------     ----------    ---------
      Net realized gains (losses)         252,370        97,716     377,745       (834,727)       (42,688)      88,714

Change in unrealized gains (losses)        87,345       567,700     187,915        495,814        530,143       84,147
                                       ----------    ----------    --------     ----------     ----------    ---------
      Net realized and unrealized
         gains (losses) on investments    339,715       665,416     565,660       (338,913)       487,455      172,861
                                       ----------    ----------    --------     ----------     ----------    ---------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                     $  324,604    $  713,380    $522,708     $ (359,113)    $  313,717    $ 157,806
                                       ==========    ==========    ========     ==========     ==========    =========

(a)  On May 1, 2006, AIM V. I. Aggressive Growth merged into AIM V. I Capital Appreciation
(b)  On June 12, 2006, AIM V. I. Blue Chip merged into AIM V. I. Large Cap Growth
(c)  On May 1, 2006, AIM V. I. Demographic Trends merged into AIM V. I. Capital Appreciation
(d)  On May 1, 2006, AIM V. I. Growth merged into AIM V. I. Capital Appreciation

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
--------------------------------------------------------------------------------------------------------------------------

                                       AIM Variable   AIM Variable  AIM Variable  AIM Variable  AIM Variable  AIM Variable
                                         Insurance      Insurance    Insurance      Insurance    Insurance      Insurance
                                           Funds          Funds        Funds          Funds        Funds          Funds
                                       Sub-Account     Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                     ---------------  ------------  ------------  ------------  ------------  ------------
                                                        AIM V. I.     AIM V. I.     AIM V. I.
                                        AIM V. I.      Demographic   Diversified   Government     AIM V. I.     AIM V. I.
                                     Core Equity (e)   Trends (c)      Income      Securities    Growth (d)    High Yield
                                     ---------------  ------------  ------------  ------------  ------------  ------------
NET INVESTMENT INCOME (LOSS)
Dividends                               $  127,214     $       --     $210,922     $  222,939    $        --    $196,630
Charges from Allstate Life
   Insurance Company of New York:
      Mortality and expense risk          (238,048)       (12,482)     (41,925)       (67,871)       (21,768)    (24,308)
      Administrative expense               (19,576)        (1,118)      (3,486)        (5,846)        (1,785)     (2,094)
                                        ----------     ----------     --------     ----------    -----------    --------
      Net investment income (loss)        (130,410)       (13,600)     165,511        149,222        (23,553)    170,228
                                        ----------     ----------     --------     ----------    -----------    --------
NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales                6,365,715      1,483,553      838,882      1,572,358      5,969,147     535,967
      Cost of investments sold           6,184,133      1,890,549      938,283      1,578,756      7,066,317     506,358
                                        ----------     ----------     --------     ----------    -----------    --------
         Realized gains (losses)
            on fund shares                 181,582       (406,996)     (99,401)        (6,398)    (1,097,170)     29,609

Realized gain distributions                     --        144,790           --             --             --          --
                                        ----------     ----------     --------     ----------    -----------    --------
      Net realized gains (losses)          181,582       (262,206)     (99,401)        (6,398)    (1,097,170)     29,609

Change in unrealized gains (losses)      2,335,688        317,496       44,957        (19,398)     1,485,090      (8,774)
                                        ----------     ----------     --------     ----------    -----------    --------
      Net realized and unrealized
         gains (losses) on investments   2,517,270         55,290      (54,444)       (25,796)       387,920      20,835
                                        ----------     ----------     --------     ----------    -----------    --------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                      $2,386,860     $   41,690     $111,067     $  123,426    $   364,367    $191,063
                                        ==========     ==========     ========     ==========    ===========    ========

(c)  On May 1, 2006, AIM V. I. Demographic Trends merged into AIM V. I. Capital Appreciation
(d)  On May 1, 2006, AIM V. I. Growth merged into AIM V. I. Capital Appreciation
(e)  On May 1, 2006, AIM V. I. Premier Equity merged into AIM V. I. Core Equity

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
--------------------------------------------------------------------------------------------------------------------------------

                                      AIM Variable   AIM Variable   AIM Variable  AIM Variable     AIM Variable     AIM Variable
                                       Insurance       Insurance      Insurance     Insurance        Insurance        Insurance
                                         Funds           Funds         Funds          Funds            Funds            Funds
                                      Sub-Account     Sub-Account   Sub-Account    Sub-Account     Sub-Account       Sub-Account
                                     -------------  --------------  ------------  ------------  ------------------  ------------
                                       AIM V. I.       AIM V. I.     AIM V. I.
                                     International     Large Cap      Mid Cap       AIM V. I.       AIM V. I.         AIM V. I.
                                        Growth      Growth (b) (f)  Core Equity   Money Market  Premier Equity (e)   Technology
                                     -------------  --------------  ------------  ------------  ------------------  ------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $   67,567      $ 10,106       $ 17,291     $   95,656      $   160,136        $     --
Charges from Allstate Life
   Insurance Company of New York:
      Mortality and expense risk          (78,570)      (38,113)       (23,269)       (27,235)         (62,974)         (9,187)
      Administrative expense               (6,643)       (3,359)        (1,828)        (2,269)          (5,150)           (815)
                                       ----------      --------       --------     ----------      -----------        --------
      Net investment income (loss)        (17,646)      (31,366)        (7,806)        66,152           92,012         (10,002)
                                       ----------      --------       --------     ----------      -----------        --------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales               1,807,962       848,890        409,087      1,248,882       16,958,232         308,833
      Cost of investments sold          1,379,873       809,970        354,192      1,248,882       18,481,477         259,013
                                       ----------      --------       --------     ----------      -----------        --------
         Realized gains (losses)
            on fund shares                428,089        38,920         54,895             --       (1,523,245)         49,820

Realized gain distributions                    --            --        184,238             --               --              --
                                       ----------      --------       --------     ----------      -----------        --------
      Net realized gains (losses)         428,089        38,920        239,133             --       (1,523,245)         49,820

Change in unrealized gains (losses)     1,184,150       617,829        (60,469)            --        2,443,556          30,170
                                       ----------      --------       --------     ----------      -----------        --------
      Net realized and unrealized
         gains (losses) on investments  1,612,239       656,749        178,664             --          920,311          79,990
                                       ----------      --------       --------     ----------      -----------        --------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                     $1,594,593      $625,383       $170,858     $   66,152      $ 1,012,323        $ 69,988
                                       ==========      ========       ========     ==========      ===========        ========

(b)  On June 12, 2006, AIM V. I. Blue Chip merged into AIM V. I. Large Cap Growth
(e)  On May 1, 2006, AIM V. I. Premier Equity merged into AIM V. I. Core Equity
(f)  For the period beginning June 12, 2006, and ended December 31, 2006

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                                    AIM Variable   AIM Variable   AIM Variable      AIM Variable    AIM Variable
                                     AIM Variable    Insurance      Insurance       Insurance        Insurance        Insurance
                                       Insurance       Funds          Funds           Funds            Funds            Funds
                                         Funds       Series II      Series II       Series II        Series II        Series II
                                      Sub-Account   Sub-Account    Sub-Account     Sub-Account      Sub-Account      Sub-Account
                                     ------------  -------------  -------------  --------------  ----------------  ---------------
                                                                                                                       AIM V. I.
                                                     AIM V. I.       AIM V. I.                                         Capital
                                       AIM V. I.    Aggressive        Basic         AIM V. I.        AIM V. I.     Appreciation II
                                       Utilities   Growth II (g)   Balanced II   Basic Value II  Blue Chip II (h)   (g) (i) (j)
                                     ------------  -------------  -------------  --------------  ----------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $ 67,565        $   --        $ 11,567       $  2,083          $    --         $     --
Charges from Allstate Life
   Insurance Company of New York:
      Mortality and expense risk        (23,646)         (155)         (9,393)       (27,961)          (2,130)         (11,681)
      Administrative expense             (2,001)          (11)           (701)        (3,368)            (149)          (1,244)
                                       --------        ------        --------       --------          -------         --------
      Net investment income (loss)       41,918          (166)          1,473        (29,246)          (2,279)         (12,925)
                                       --------        ------        --------       --------          -------         --------
NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales               592,273        33,996         132,600        676,945          325,578          252,131
      Cost of investments sold          409,962        25,306         109,958        520,808          285,555          216,409
                                       --------        ------        --------       --------          -------         --------
         Realized gains (losses)
            on fund shares              182,311         8,690          22,642        156,137           40,023           35,722

Realized gain distributions              41,714            --              --         72,400               --               --
                                       --------        ------        --------       --------          -------         --------
   Net realized gains (losses)          224,025         8,690          22,642        228,537           40,023           35,722

Change in unrealized gains (losses)     167,528        (5,746)         34,608         11,506          (51,525)           9,384
                                       --------        ------        --------       --------          -------         --------
   Net realized and unrealized
      gains (losses) on investments     391,553         2,944          57,250        240,043          (11,502)          45,106
                                       --------        ------        --------       --------          -------         --------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                     $433,471        $2,778        $ 58,723       $210,797         $(13,781)        $ 32,181
                                       ========        ======        ========       ========         ========         ========

(g)  On May 1, 2006, AIM V. I. Aggressive Growth II merged into AIM V. I Capital Appreciation II
(h)  On June 12, 2006, AIM V. I. Blue Chip II merged into AIM V. I. Large Cap Growth II
(i)  On May 1, 2006, AIM V. I. Demographic Trends II merged into AIM V. I. Capital Appreciation II
(j)  On May 1, 2006, AIM V. I. Growth II merged into AIM V. I. Capital Appreciation II

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                      AIM Variable      AIM Variable      AIM Variable  AIM Variable   AIM Variable  AIM Variable
                                        Insurance         Insurance        Insurance      Insurance     Insurance      Insurance
                                          Funds             Funds            Funds          Funds         Funds          Funds
                                        Series II         Series II        Series II      Series II     Series II      Series II
                                       Sub-Account       Sub-Account      Sub-Account    Sub-Account   Sub-Account    Sub-Account
                                     --------------  ------------------  -------------  ------------  -------------  -------------
                                        AIM V. I.                          AIM V. I.      AIM V. I.     AIM V. I.
                                         Capital          AIM V. I.       Demographic    Diversified    Government     AIM V. I.
                                     Development II  Core Equity II (k)  Trends II (i)    Income II   Securities II  Growth II (j)
                                     --------------  ------------------  -------------  ------------  -------------  -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                $    --          $  2,347          $    --        $ 9,277       $  6,251      $     --
Charges from Allstate Life
   Insurance Company of New York:
      Mortality and expense risk            (683)           (5,168)          (1,293)        (2,335)        (3,558)         (379)
      Administrative expense                 (47)             (488)             (89)          (174)          (261)          (24)
                                         -------          --------          -------        -------       --------      --------
      Net investment income (loss)          (730)           (3,309)          (1,382)         6,768          2,432          (403)
                                         -------          --------          -------        -------       --------      --------
NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales                 29,583           135,218          106,536         59,554        502,581        82,122
      Cost of investments sold            19,811           124,630           93,442         61,672        524,277        58,220
                                         -------          --------          -------        -------       --------      --------
         Realized gains (losses)
            on fund shares                 9,772            10,588           13,094         (2,118)       (21,696)       23,902
Realized gain distributions                  427                --           11,953             --             --            --
                                         -------          --------          -------        -------       --------      --------
      Net realized gains (losses)         10,199            10,588           25,047         (2,118)       (21,696)       23,902

Change in unrealized gains (losses)       (2,890)           38,761          (20,969)           458         19,292       (18,618)
                                         -------          --------          -------        -------       --------      --------
      Net realized and unrealized
         gains (losses) on investments     7,309            49,349            4,078         (1,660)        (2,404)        5,284
                                         -------          --------          -------        -------       --------      --------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                       $ 6,579          $ 46,040          $ 2,696        $ 5,108       $     28      $  4,881
                                         =======          ========          =======        =======       ========      ========

(i)  On May 1, 2006, AIM V. I. Demographic Trends II merged into AIM V. I. Capital Appreciation II
(j)  On May 1, 2006, AIM V. I. Growth II merged into AIM V. I. Capital Appreciation II
(k)  On May 1, 2006, AIM V. I. Premier Equity II merged into AIM V. I. Core Equity II

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                     AIM Variable   AIM Variable      AIM Variable     AIM Variable   AIM Variable  AIM Variable
                                       Insurance      Insurance        Insurance         Insurance      Insurance      Insurance
                                         Funds          Funds            Funds             Funds          Funds          Funds
                                       Series II      Series II        Series II         Series II      Series II      Series II
                                      Sub-Account    Sub-Account      Sub-Account       Sub-Account    Sub-Account    Sub-Account
                                     -------------  -------------  -----------------  --------------  ------------  --------------
                                                      AIM V. I.        AIM V. I.         AIM V. I.      AIM V. I.      AIM V. I.
                                       AIM V. I.    International      Large Cap          Mid Cap         Money         Premier
                                     High Yield II    Growth II    Growth II (f) (h)  Core Equity II    Market II    Equity II (k)
                                     -------------  -------------  -----------------  --------------  ------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                               $ 15,055       $ 1,979          $     --         $  5,308       $  7,801       $  2,805
Charges from Allstate Life
   Insurance Company of New York:
      Mortality and expense risk          (3,437)       (2,985)           (2,557)         (11,660)        (2,819)        (1,815)
      Administrative expense                (270)         (228)             (177)          (1,217)          (201)          (184)
                                        --------       -------          --------         --------       --------       --------
      Net investment income (loss)        11,348        (1,234)           (2,734)          (7,569)         4,781            806
                                        --------       -------          --------         --------       --------       --------
NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales                567,112        43,698           157,762          142,102        190,205        414,656
      Cost of investments sold           577,230        25,818           142,991          128,956        190,205        347,135
                                        --------       -------          --------         --------       --------       --------
         Realized gains (losses)
            on fund shares               (10,118)       17,880            14,771           13,146             --         67,521

Realized gain distributions                   --            --                --           75,796             --              -
                                        --------       -------          --------         --------       --------       --------
      Net realized gains (losses)        (10,118)       17,880            14,771           88,942             --         67,521

Change in unrealized gains (losses)       24,133        35,402            22,371          (11,531)            --        (49,821)
                                        --------       -------          --------         --------       --------       --------
      Net realized and unrealized
         gains (losses) on investments    14,015        53,282            37,142           77,411             --         17,700
                                        --------       -------          --------         --------       --------       --------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                      $ 25,363       $52,048          $ 34,408         $ 69,842       $  4,781       $ 18,506
                                        ========       =======          ========         ========       ========       ========

(f)  For the period beginning June 12, 2006, and ended December 31, 2006
(h)  On June 12, 2006, AIM V. I. Blue Chip II merged into AIM V. I. Large Cap Growth II
(k)  On May 1, 2006, AIM V. I. Premier Equity II merged into AIM V. I. Core Equity II

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
-----------------------------------------------------------------------------------------------------------------------

                                                                    Alliance      Alliance      Alliance      Alliance
                                      AIM Variable   AIM Variable   Bernstein    Bernstein     Bernstein     Bernstein
                                       Insurance      Insurance     Variable      Variable       Variable     Variable
                                         Funds          Funds        Product      Product       Product       Product
                                       Series II      Series II    Series Fund  Series Fund   Series Fund   Series Fund
                                      Sub-Account    Sub-Account   Sub-Account  Sub-Account   Sub-Account   Sub-Account
                                     -------------  -------------  -----------  -----------  -------------  -----------
                                                                                 Alliance       Alliance     Alliance
                                                                     Alliance    Bernstein     Bernstein     Bernstein
                                       AIM V. I.      AIM V. I.     Bernstein    Growth &    International   Large Cap
                                     Technology II  Utilities II      Growth      Income         Value        Growth
                                     -------------  -------------  -----------  -----------  -------------  -----------
NET INVESTMENT INCOME (LOSS)
Dividends                                $   --        $ 1,015      $      --   $   76,792     $  7,940      $     --
Charges from Allstate Life
   Insurance Company of New York:
      Mortality and expense risk           (156)          (422)       (42,628)     (89,724)      (9,078)       (9,089)
      Administrative expense                (10)           (30)        (4,607)      (8,382)      (1,155)         (861)
                                         ------        -------      ---------   ----------       ------      --------
      Net investment income (loss)         (166)           563        (47,235)     (21,314)      (2,293)       (9,950)
                                         ------        -------      ---------   ----------       ------      --------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales                   842         17,663        568,694    1,319,226      144,266       241,990
      Cost of investments sold              683         10,975        504,518    1,114,583      122,688       248,166
                                         ------        -------      ---------   ----------      -------      --------
         Realized gains (losses)
            on fund shares                  159          6,688         64,176      204,643       21,578        (6,176)

Realized gain distributions                  --            641             --      344,792       11,286            --
                                         ------        -------      ---------   ----------     --------      --------
      Net realized gains (losses)           159          7,329         64,176      549,435       32,864        (6,176)

Change in unrealized gains (losses)         842         (1,200)      (117,711)     376,653      139,223        11,091
                                         ------        -------      ---------   ----------     --------      --------
      Net realized and unrealized
         gains (losses) on investments    1,001          6,129        (53,535)     926,088      172,087         4,915
                                         ------        -------      ---------   ----------     --------      --------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                       $  835        $ 6,692      $(100,770)  $  904,774     $169,794      $ (5,035)
                                         ======        =======      =========   ==========     ========      ========

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------

                                        Alliance       Alliance       Alliance                                     Dreyfus
                                        Bernstein      Bernstein     Bernstein                                    Socially
                                        Variable       Variable       Variable   Delaware Group  Delaware Group  Responsible
                                         Product        Product       Product        Premium        Premium        Growth
                                       Series Fund    Series Fund   Series Fund    Fund, Inc.      Fund, Inc.    Fund, Inc.
                                       Sub-Account    Sub-Account   Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                       -----------  --------------  -----------  --------------  --------------  -----------
                                        Alliance                                                                   Dreyfus
                                        Bernstein      Alliance       Alliance      Delaware                      Socially
                                        Small/Mid      Bernstein     Bernstein    VIP GP Small      Delaware     Responsible
                                        Cap Value   Utility Income     Value        Cap Value     VIP GP Trend   Growth Fund
                                       -----------  --------------  -----------  --------------  --------------  -----------
NET INVESTMENT INCOME (LOSS)
Dividends                              $  7,439       $ 2,273        $   175       $  9,458        $     --       $   270
Charges from Allstate Life
   Insurance Company of New York:
      Mortality and expense risk        (46,756)       (1,487)          (331)       (44,028)        (13,411)       (2,899)
      Administrative expense             (5,937)         (193)           (40)        (3,829)         (1,166)         (252)
                                       --------       -------        -------       --------        --------       -------
      Net investment income (loss)      (45,254)          593           (196)       (38,399)        (14,577)       (2,881)
                                       --------       -------        -------       --------        --------       -------
NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales               527,897         5,296         15,578        402,687         200,978        12,238
      Cost of investments sold          453,954         4,858         14,203        280,357         144,669        12,643
                                       --------       -------        -------       --------        --------       -------
         Realized gains (losses)
            on fund shares               73,943           438          1,375        122,330          56,309          (405)
Realized gain distributions             219,622            --            497        251,088              --            --
                                       --------       -------        -------       --------        --------       -------
      Net realized gains (losses)       293,565           438          1,872        373,418          56,309          (405)

Change in unrealized gains (losses)     111,827        19,353          2,044        183,573          25,984        22,624
                                       --------       -------        -------       --------        --------       -------
      Net realized and unrealized
         gains (losses) on investments  405,392        19,791          3,916        556,991          82,293        22,219
                                       --------       -------        -------       --------        --------       -------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                     $360,138       $20,384        $ 3,720       $518,592        $ 67,716       $19,338
                                       ========       =======        =======       ========        ========       =======

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
---------------------------------------------------------------------------------------------------------------------------------

                                                       Dreyfus      Dreyfus           DWS              DWS              DWS
                                                      Variable      Variable       Variable          Variable        Variable
                                     Dreyfus Stock   Investment    Investment     Investment        Investment      Investment
                                      Index Fund        Fund          Fund         Series I          Series I        Series I
                                      Sub-Account    Sub-Account   Sub-Account  Sub-Account (l)  Sub-Account (l)  Sub-Account (l)
                                     -------------  ------------  ------------  ---------------  ---------------  ---------------
                                                                                                     DWS VIP          DWS VIP
                                     Dreyfus Stock   VIF Capital      VIF           DWS VIP          Capital        Growth and
                                      Index Fund    Appreciation  Money Market    Bond A (m)       Growth A (n)    Income A (o)
                                     -------------  ------------  ------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $101,954       $ 12,211      $130,407         $1,670           $ 19            $   43
Charges from Allstate Life
   Insurance Company of New York:
      Mortality and expense risk        (70,462)        (9,235)      (33,445)          (216)           (14)              (22)
      Administrative expense             (6,127)          (803)       (2,908)          (133)           (10)              (16)
                                       --------       --------      --------         ------           ----            ------
      Net investment income (loss)       25,365          2,173        94,054          1,321             (5)                5
                                       --------       --------      --------         ------           ----            ------
NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales               586,788        169,258       911,785            345             21             4,001
      Cost of investments sold          470,396        142,959       911,785            346             20             3,117
                                       --------       --------      --------         ------           ----            ------
         Realized gains (losses)
            on fund shares              116,392         26,299            --             (1)             1               884

Realized gain distributions                  --             --            --             53             --                --
                                       --------       --------      --------         ------           ----            ------
      Net realized gains (losses)       116,392         26,299            --             52              1               884

Change in unrealized gains (losses)     681,227         85,670            --            339            256              (194)
                                       --------       --------      --------         ------           ----            ------
      Net realized and unrealized
         gains (losses) on investments  797,619        111,969            --            391            257               690
                                       --------       --------      --------         ------           ----            ------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                     $822,984       $114,142      $ 94,054         $1,712           $252            $  695
                                       ========       ========      ========         ======           ====            ======

(l)  Previously known as Scudder Variable Series I Sub-Account
(m)  Previously known as Bond
(n)  Previously known as Capital Growth
(o)  Previously known as Growth & Income

See  notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                         Fidelity
                                        DWS               DWS             DWS               DWS              DWS         Variable
                                      Variable         Variable         Variable         Variable          Variable     Insurance
                                     Investment       Investment       Investment       Investment        Investment     Products
                                      Series I          Series I        Series II         Series II        Series II       Fund
                                  Sub-Account (l)   Sub-Account (l) Sub-Account (p)   Sub-Account (p)  Sub-Account (p) Sub-Account
                                 ----------------- ---------------- --------------- ------------------ --------------- -----------
                                                        DWS VIP                           DWS VIP          DWS VIP
                                      DWS VIP            Money          DWS VIP            Money          Small Cap        VIP
                                 International (q) Market A (r) (s)  Balanced A (t) Market A II (s)(u)   Growth A (v)   Contrafund
                                 ----------------- ---------------- --------------- ------------------ --------------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends                              $   88           $ 1,387         $   --            $  406             $ --       $  70,776
Charges from Allstate Life
   Insurance Company of New York:
         Mortality and expense risk       (19)             (126)            (4)              (46)             (13)        (63,490)
      Administrative expense              (14)              (87)            (2)              (33)             (10)         (5,521)
                                       ------           -------         ------            ------             ----       ---------
      Net investment income (loss)         55             1,174             (6)              327              (23)          1,765
                                       ------           -------         ------            ------             ----       ---------
NET REALIZED AND UNREALIZED
    GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales                  31            76,930          3,582             1,078               22         726,810
      Cost of investments sold             35            76,930          3,240             1,078               20         518,387
                                       ------           -------         ------            ------             ----       ---------
         Realized gains (losses)
            on fund shares                 (4)               --            342                --                2         208,423

Realized gain distributions                --                --             --                --               --         456,390
                                       ------           -------         ------            ------             ----       ---------
      Net realized gains (losses)          (4)               --            342                --                2         664,813

Change in unrealized gains (losses)     1,018                --           (225)               --              160        (112,078)
                                       ------           -------         ------            ------             ----       ---------
      Net realized and unrealized
         gains (losses) on investments  1,014                --            117                --              162         552,735
                                       ------           -------         ------            ------             ----       ---------
INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS                  $1,069           $ 1,174         $  111            $  327             $139       $ 554,500
                                       ======           =======         ======            ======             ====       =========

(l)  Previously known as Scudder Variable Series I Sub-Account
(p)  Previously known as Scudder Variable Series II Sub-Account
(q)  Previously known as International
(r)  Previously known as Money Market
(s)  On November 3, 2006, DWS Money Market A merged into DWS Money Market A II
(t)  Previously known as Total Return
(u)  For period beginning November 3, 2006, and ended December 31, 2006
(v)  Previously known as Small Cap Growth

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
------------------------------------------------------------------------------------------------------------------------------

                                        Fidelity       Fidelity       Fidelity       Fidelity       Fidelity       Fidelity
                                        Variable       Variable       Variable       Variable       Variable       Variable
                                       Insurance      Insurance      Insurance      Insurance      Insurance       Insurance
                                     Products Fund  Products Fund  Products Fund  Products Fund  Products Fund   Products Fund
                                      Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account     Sub-Account
                                     -------------  -------------  -------------  -------------  -------------  --------------
                                          VIP                        VIP Growth      VIP High                   VIP Investment
                                     Equity-Income    VIP Growth   Opportunities      Income     VIP Index 500    Grade Bond
                                     -------------  -------------  -------------  -------------  -------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                               $176,320       $ 17,675       $  4,830       $ 76,288       $ 70,259       $ 96,425
Charges from Allstate Life
   Insurance Company of New York:
      Mortality and expense risk         (60,924)       (52,922)        (7,571)       (12,055)       (45,653)       (26,732)
      Administrative expense              (5,298)        (4,602)          (658)        (1,048)        (3,970)        (2,325)
                                        --------       --------       --------       --------       --------       --------
      Net investment income (loss)       110,098        (39,849)        (3,399)        63,185         20,636         67,368
                                        --------       --------       --------       --------       --------       --------
NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales                800,824        656,542        115,405        207,514        498,486        539,286
      Cost of investments sold           650,807        574,377         96,231        200,691        419,311        563,356
                                        --------       --------       --------       --------       --------       --------
         Realized gains (losses)
            on fund shares               150,017         82,165         19,174          6,823         79,175        (24,070)

Realized gain distributions              637,653             --             --             --             --          5,774
                                        --------       --------       --------       --------       --------       --------
      Net realized gains (losses)        787,670         82,165         19,174          6,823         79,175        (18,296)

Change in unrealized gains (losses)       22,647        205,911         14,639         30,107        441,587         16,172
                                        --------       --------       --------       --------       --------       --------
      Net realized and unrealized
         gains (losses) on investments   810,317        288,076         33,813         36,930        520,762         (2,124)
                                        --------       --------       --------       --------       --------       --------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                      $920,415       $248,227       $ 30,414       $100,115       $541,398       $ 65,244
                                        ========       ========       ========       ========       ========       ========

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
-------------------------------------------------------------------------------------------------------------------------------

                                                       Fidelity        Fidelity        Fidelity        Fidelity       Fidelity
                                                       Variable        Variable        Variable        Variable       Variable
                                        Fidelity       Insurance       Insurance       Insurance       Insurance      Insurance
                                        Variable     Products Fund   Products Fund   Products Fund   Products Fund  Products Fund
                                       Insurance       (Service        (Service        (Service        (Service       (Service
                                     Products Fund     Class 2)        Class 2)        Class 2)        Class 2)        Class 2)
                                      Sub-Account    Sub-Account      Sub-Account     Sub-Account     Sub-Account    Sub-Account
                                     -------------  --------------  --------------  --------------  --------------  -------------
                                                                                                                     VIP Freedom
                                                                     VIP  Freedom    VIP  Freedom    VIP  Freedom    Growth Stock
                                                    VIP Contrafund  2010 Portfolio  2020 Portfolio  2030 Portfolio    Portfolio
                                                       (Service        (Service        (Service        (Service       (Service
                                      VIP Overseas     Class 2)      Class 2) (w)    Class 2) (w)    Class 2) (w)    Class 2) (w)
                                     -------------  --------------  --------------  --------------  --------------  -------------
NET INVESTMENT INCOME (LOSS)
Dividends                               $ 14,586       $ 19,430         $1,584          $ 2,201         $ 4,246         $  --
Charges from Allstate Life
   Insurance Company of New York:
      Mortality and expense risk         (20,879)       (22,475)          (274)            (589)         (1,040)          (22)
      Administrative expense              (1,816)        (3,009)           (43)             (98)           (171)           (3)
                                        --------       --------         ------          -------         -------         -----
      Net investment income (loss)        (8,109)        (6,054)         1,267            1,514           3,035           (25)
                                        --------       --------         ------          -------         -------         -----
NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales                865,301        435,750          1,600           10,406           1,153            23
      Cost of investments sold           692,875        408,220          1,618           10,550           1,101            23
                                        --------       --------         ------          -------         -------         -----
         Realized gains (losses)
            on fund shares               172,426         27,530            (18)            (144)             52            --

Realized gain distributions               10,140        206,782            438            1,467           3,325            --
                                        --------       --------         ------          -------         -------         -----
      Net realized gains (losses)        182,566        234,312            420            1,323           3,377            --

Change in unrealized gains (losses)      120,263        (37,886)         1,065            4,931          12,948          (109)
                                        --------       --------         ------          -------         -------         -----
      Net realized and unrealized
         gains (losses) on investments   302,829        196,426          1,485            6,254          16,325          (109)
                                        --------       --------         ------          -------         -------         -----
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                     $294,720       $190,372         $2,752          $ 7,768         $19,360         $(134)
                                        ========       ========         ======          =======         =======         =====

(w) For the period beginning May 1, 2006, and ended December 31, 2006

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------

                                               Fidelity       Fidelity     Fidelity      Fidelity      Fidelity      Fidelity
                                               Variable       Variable     Variable      Variable      Variable      Variable
                                              Insurance      Insurance     Insurance     Insurance    Insurance     Insurance
                                            Products Fund  Products Fund Products Fund Products Fund Products Fund Products Fund
                                              (Service       (Service      (Service      (Service      (Service      (Service
                                              Class 2)       Class 2)      Class 2)      Class 2)      Class 2)      Class 2)
                                             Sub-Account    Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                          ---------------- ------------- ------------- ------------- ------------- -------------
                                             VIP Freedom    VIP Growth &   VIP High        VIP                         VIP
                                          Income Portfolio     Income       Income      Index 500     VIP MidCap   Money Market
                                              (Service        (Service     (Service      (Service     (Service       (Service
                                            Class 2) (w)      Class 2)     Class 2)    Class 2) (w)   Class 2)     Class 2) (w)
                                          ---------------- ------------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                      $ 2,977        $   858       $15,951      $    --       $    630      $   882
Charges from Allstate Life
   Insurance Company of New York:
      Mortality and expense risk                  (174)        (2,362)       (3,101)      (1,792)       (12,416)        (250)
      Administrative expense                       (30)          (316)         (409)        (248)        (1,587)         (35)
                                               -------        -------       -------      -------       --------      -------
      Net investment income (loss)               2,773         (1,820)       12,441       (2,040)       (13,373)         597
                                               -------        -------       -------      -------       --------      -------
NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales                          180         13,184        56,356       59,675        154,653       51,208
      Cost of investments sold                     179         12,161        54,804       55,634        148,490       51,208
                                               -------        -------       -------      -------       --------      -------
         Realized gains (losses)
            on fund shares                           1          1,023         1,552        4,041          6,163           --

Realized gain distributions                        496          3,106            --           --         42,030           --
                                               -------        -------       -------      -------       --------      -------
      Net realized gains (losses)                  497          4,129         1,552        4,041         48,193           --

Change in unrealized gains (losses)             (2,464)        15,386         5,060       26,484         73,202           --
                                               -------        -------       -------      -------       --------      -------
      Net realized and unrealized
         gains (losses) on investments          (1,967)        19,515         6,612       30,525        121,395           --
                                               -------        -------       -------      -------       --------      -------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                             $   806        $17,695       $19,053      $28,485       $108,022      $   597
                                               =======        =======       =======      =======       ========      =======

(w) For period beginning May 1, 2006, and ended December 31, 2006

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
-------------------------------------------------------------------------------------------------------------------------------

                                         Franklin       Franklin         Franklin        Franklin       Franklin      Franklin
                                         Templeton      Templeton       Templeton        Templeton     Templeton      Templeton
                                         Variable       Variable         Variable        Variable       Variable      Variable
                                         Insurance      Insurance       Insurance        Insurance     Insurance      Insurance
                                      Products Trust Products Trust   Products Trust  Products Trust Products Trust Products Trust
                                        Sub-Account    Sub-Account     Sub-Account      Sub-Account   Sub-Account     Sub-Account
                                      -------------- --------------- ---------------- -------------- -------------- --------------
                                       Franklin Flex Franklin Growth                     Franklin    Franklin Large Franklin Small
                                        Cap Growth     and Income      Franklin High      Income       Cap Growth      Cap Value
                                        Securities     Securities    Income Sec 2 (x)   Securities     Securities     Securities
                                      -------------- --------------- ---------------- -------------- -------------- --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                 $     7       $  305,849       $ 42,056       $  651,074     $   89,395     $   59,441
Charges from Allstate Life
   Insurance Company of New York:
      Mortality and expense risk           (1,011)        (169,939)        (8,844)        (251,380)      (153,810)      (123,583)
      Administrative expense                 (136)         (23,989)        (1,133)         (34,363)       (21,876)       (17,365)
                                          -------       ----------       --------       ----------     ----------     ----------
      Net investment income (loss)         (1,140)         111,921         32,079          365,331        (86,291)       (81,507)
                                          -------       ----------       --------       ----------     ----------     ----------
NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales                   3,948        1,923,864        143,938        3,007,555      1,842,092      1,341,784
      Cost of investments sold              3,817        1,781,057        141,192        2,807,862      1,766,205      1,125,615
                                          -------       ----------       --------       ----------     ----------     ----------
         Realized gains (losses)
            on fund shares                    131          142,807          2,746          199,693         75,887        216,169

Realized gain distributions                    --          634,379             --           87,089             --        332,614
                                          -------       ----------       --------       ----------     ----------     ----------
      Net realized gains (losses)             131          777,186          2,746          286,782         75,887        548,783

Change in unrealized gains (losses)         3,460          906,181         11,645        2,283,887      1,188,735        732,724
                                          -------       ----------       --------       ----------     ----------     ----------
      Net realized and unrealized
         gains (losses) on investments      3,591        1,683,367         14,391        2,570,669      1,264,622      1,281,507
                                          -------       ----------       --------       ----------     ----------     ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $ 2,451       $1,795,288       $ 46,470       $2,936,000     $1,178,331     $1,200,000
                                          =======       ==========       ========       ==========     ==========     ==========

(x) Previously known as Franklin High Income

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                        Franklin        Franklin        Franklin        Franklin        Franklin        Franklin
                                        Templeton       Templeton      Templeton        Templeton      Templeton        Templeton
                                        Variable        Variable        Variable        Variable        Variable        Variable
                                        Insurance       Insurance      Insurance        Insurance      Insurance        Insurance
                                     Products Trust  Products Trust  Products Trust  Products Trust  Products Trust  Products Trust
                                       Sub-Account     Sub-Account    Sub-Account      Sub-Account     Sub-Account     Sub-Account
                                     --------------  --------------  --------------  --------------  --------------  --------------
                                                                                                       Templeton
                                                                                                       Developing       Templeton
                                      Franklin U.S.      Mutual      Mutual Shares      Templeton       Markets          Foreign
                                       Government       Discovery      Securities    Asset Strategy    Securities      Securities
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                               $227,240         $   799       $  211,491       $ 42,314       $   49,533     $  180,796
Charges from Allstate Life
   Insurance Company of New York:
      Mortality and expense risk         (71,222)         (2,178)        (221,062)        (7,045)         (59,200)      (197,787)
      Administrative expense             (10,143)           (286)         (30,290)          (613)          (8,313)       (26,270)
                                        --------         -------       ----------       --------       ----------     ----------
      Net investment income (loss)       145,875          (1,665)         (39,861)        34,656          (17,980)       (43,261)
                                        --------         -------       ----------       --------       ----------     ----------
NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales                961,657          22,924        2,478,611         42,250        1,515,895      2,085,060
      Cost of investments sold           978,332          22,295        2,071,259         33,790        1,239,143      1,737,809
                                        --------         -------       ----------       --------       ----------     ----------
         Realized gains (losses)
            on fund shares               (16,675)            629          407,352          8,460          276,752        347,251

Realized gain distributions                   --           2,827          538,614         37,827               --             --
                                        --------         -------       ----------       --------       ----------     ----------
      Net realized gains (losses)        (16,675)          3,456          945,966         46,287          276,752        347,251

Change in unrealized gains (losses)       10,953          39,710        1,668,509         31,131          740,970      2,487,837
                                        --------         -------       ----------       --------       ----------     ----------
      Net realized and unrealized
         gains (losses) on investments    (5,722)         43,166        2,614,475         77,418        1,017,722      2,835,088
                                        --------         -------       ----------       --------       ----------     ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                      $140,153         $41,501       $2,574,614       $112,074       $  999,742     $2,791,827
                                        ========         =======       ==========       ========       ==========     ==========

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
--------------------------------------------------------------------------------------------------------------------------------

                                     Goldman Sachs  Goldman Sachs   Goldman Sachs   Goldman Sachs       Lord          Lord
                                       Variable       Variable         Variable       Variable         Abbett        Abbett
                                       Insurance      Insurance       Insurance       Insurance        Series        Series
                                         Trust          Trust           Trust           Trust           Fund          Fund
                                      Sub-Account    Sub-Account     Sub-Account     Sub-Account    Sub-Account    Sub-Account
                                     -------------  -------------  ---------------   -------------   -----------  --------------
                                                                         VIT             VIT
                                          VIT            VIT          Structured     Structured
                                      Growth and       Mid Cap        Small Cap      U.S. Equity
                                        Income          Value      Equity Fund (y)    Fund (z)       All Value   Bond-Debenture
                                     -------------  -------------  --------------   --------------   -----------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                               $ 1,451       $ 3,373        $  2,797        $ 1,850         $ 13,832      $390,321
Charges from Allstate Life
   Insurance Company of New York:
      Mortality and expense              (1,145)       (5,422)         (7,216)        (1,708)         (28,451)      (72,457)
      Administrative expense               (149)         (709)           (962)          (219)          (4,116)      (10,492)
                                        -------       -------        --------        -------         --------      --------
      Net investment income (loss)          157        (2,758)         (5,381)           (77)         (18,735)      307,372
                                        -------       -------        --------        -------         --------      --------
NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales                 8,851        71,317         196,733         11,997          268,616       638,445
      Cost of investments sold            7,681        64,813         183,465         10,935          235,183       629,085
                                        -------       -------        --------        -------         --------      --------
         Realized gains (losses)
            on fund shares                1,170         6,504          13,268          1,062           33,433         9,360

Realized gain distributions               3,488        37,157          30,531             --           60,886            --
                                        -------       -------        --------        -------         --------      --------

      Net realized gains (losses)         4,658        43,661          43,799          1,062           94,319         9,360

Change in unrealized gains (losses)       9,981         8,874           7,035         11,700          177,328       109,774
                                        -------       -------        --------        -------         --------      --------
      Net realized and unrealized
         gains (losses) on investments   14,639        52,535          50,834         12,762          271,647       119,134
                                        -------       -------        --------        -------         --------      --------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                      $14,796       $49,777        $ 45,453        $12,685         $252,912      $426,506
                                        =======       =======        ========        =======         ========      ========

(y) Previously known as VIT CORE Small Cap Equity
(z) Previously known as VIT CORE U.S. Equity

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------

                                             Lord          Lord           Lord
                                            Abbett        Abbett         Abbett    MFS Variable   MFS Variable  MFS Variable
                                            Series        Series         Series      Insurance     Insurance      Insurance
                                             Fund          Fund           Fund         Trust         Trust          Trust
                                          Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account    Sub-Account
                                          -----------  -------------  -----------  ------------  -------------  ------------
                                          Growth and      Growth        Mid-Cap         MFS      MFS Investors     MFS New
                                            Income     Opportunities     Value      High Income      Trust        Discovery
                                          -----------  -------------  -----------  ------------  -------------  ------------
NET INVESTMENT INCOME (LOSS)
Dividends                                 $   52,392     $     --     $   35,926     $43,516       $  4,891       $    --
Charges from Allstate Life
   Insurance Company of New York:
      Mortality and expense risk             (53,873)     (26,073)       (91,275)     (6,408)       (11,570)       (8,536)
      Administrative expense                  (7,462)      (3,651)       (12,725)       (557)        (1,006)         (738)
                                          ----------     --------     ----------     -------       --------       -------
      Net investment income (loss)            (8,943)     (29,724)       (68,074)     36,551         (7,685)       (9,274)
                                          ----------     --------     ----------     -------       --------       -------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales                  1,017,097      260,733      1,379,187      56,180        318,295        63,297
      Cost of investments sold               957,249      243,060      1,329,761      55,262        248,511        52,178
                                          ----------     --------     ----------     -------       --------       -------
         Realized gains (losses)
            on fund shares                    59,848       17,673         49,426         918         69,784        11,119

Realized gain distributions                  140,394       26,778        559,768          --             --        13,236
                                          ----------     --------     ----------     -------       --------       -------

      Net realized gains (losses)            200,242       44,451        609,194         918         69,784        24,355

Change in unrealized gains (losses)          369,570      117,021        156,596      11,232         51,521        66,546
                                          ----------     --------     ----------     -------       --------       -------
      Net realized and unrealized
         gains (losses) on investments       569,812      161,472        765,790      12,150        121,305        90,901
                                          ----------     --------     ----------     -------       --------       -------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $  560,869     $131,748     $  697,716     $48,701       $113,620       $81,627
                                          ==========     ========     ==========     =======       ========       =======

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
---------------------------------------------------------------------------------------------------------------------------------

                                                   Morgan Stanley  Morgan Stanley  Morgan Stanley  Morgan Stanley  Morgan Stanley
                                     MFS Variable     Variable        Variable        Variable        Variable        Variable
                                       Insurance     Investment      Investment      Investment      Investment      Investment
                                         Trust         Series          Series          Series          Series          Series
                                      Sub-Account    Sub-Account    Sub-Account      Sub-Account    Sub-Account      Sub-Account
                                     ------------  --------------  --------------  --------------  --------------  --------------
                                     MFS Research    Aggressive       Dividend                        European         Global
                                         Bond          Equity          Growth          Equity          Growth         Advantage
                                     ------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $ 51,013       $     --       $  379,421     $        --      $  145,221       $  7,194
Charges from Allstate Life
   Insurance Company of New York:
      Mortality and expense risk        (14,345)       (18,179)        (353,502)       (220,982)       (109,120)       (11,869)
      Administrative expense             (1,247)        (1,375)         (26,905)        (16,878)         (8,429)          (884)
                                       --------       --------       ----------     -----------      ----------       --------
      Net investment income (loss)       35,421        (19,554)            (986)       (237,860)         27,672         (5,559)
                                       --------       --------       ----------     -----------      ----------       --------
NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales               292,749        406,082        7,825,561       6,468,875       2,138,551        261,968
      Cost of investments sold          298,021        398,513        8,034,296       7,814,680       1,827,695        292,101
                                       --------       --------       ----------     -----------      ----------       --------
         Realized gains (losses)
            on fund shares               (5,272)         7,569         (208,735)     (1,345,805)        310,856        (30,133)

Realized gain distributions               5,769             --               --              --              --             --
                                       --------       --------       ----------     -----------      ----------       --------
      Net realized gains (losses)           497          7,569         (208,735)     (1,345,805)        310,856        (30,133)

Change in unrealized gains (losses)      (4,332)        95,682        2,599,660       1,891,584       1,800,677        167,564
                                       --------       --------       ----------     -----------      ----------       --------
      Net realized and unrealized
         gains (losses) on investments   (3,835)       103,251        2,390,925         545,779       2,111,533        137,431
                                       --------       --------       ----------     -----------      ----------       --------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                     $ 31,586       $ 83,697       $2,389,939     $   307,919      $2,139,205       $131,872
                                       ========       ========       ==========     ===========      ==========       ========

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                       Morgan Stanley Morgan Stanley Morgan Stanley  Morgan Stanley  Morgan Stanley Morgan Stanley
                                          Variable       Variable       Variable        Variable        Variable       Variable
                                         Investment     Investment     Investment      Investment      Investment     Investment
                                           Series         Series         Series          Series          Series         Series
                                         Sub-Account    Sub-Account   Sub-Account      Sub-Account    Sub-Account     Sub-Account
                                       -------------- -------------- -------------- ---------------- -------------- --------------
                                           Global
                                          Dividend                                                      Limited
                                           Growth       High Yield   Income Builder Information (aa)    Duration     Money Market
                                       -------------- -------------- -------------- ---------------- -------------- --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                $  179,445     $  79,887       $ 41,476        $     --        $ 66,203      $  300,853
Charges from Allstate Life
   Insurance Company of New York:
      Mortality and expense risk           (114,969)      (14,332)       (20,706)           (568)        (18,607)        (85,665)
      Administrative expense                 (8,914)       (1,067)        (1,568)            (42)         (1,423)         (6,438)
                                         ----------     ---------       --------        --------        --------      ----------
      Net investment income (loss)           55,562        64,488         19,202            (610)         46,173         208,750
                                         ----------     ---------       --------        --------        --------      ----------
NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales                 2,286,633       333,722        460,868          98,514         851,147       6,087,515
      Cost of investments sold            1,784,424       816,090        399,600         107,302         900,031       6,087,515
                                         ----------     ---------       --------        --------        --------      ----------
         Realized gains (losses)
            on fund shares                  502,209      (482,368)        61,268          (8,788)        (48,884)             --

Realized gain distributions                 114,346            --             --              --              --              --
                                         ----------     ---------       --------        --------        --------      ----------
      Net realized gains (losses)           616,555      (482,368)        61,268          (8,788)        (48,884)             --

Change in unrealized gains (losses)         974,461       500,690         99,822           2,123          41,247              --
                                         ----------     ---------       --------        --------        --------      ----------
      Net realized and unrealized
         gains (losses) on investments    1,591,016        18,322        161,090          (6,665)         (7,637)             --
                                         ----------     ---------       --------        --------        --------      ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                       $1,646,578     $  82,810       $180,292        $ (7,275)       $ 38,536      $  208,750
                                         ==========     =========       ========        ========        ========      ==========

(aa) For the period beginning January 1, 2006, and ended June 23, 2006

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                   Morgan Stanley   Morgan Stanley
                                      Morgan Stanley Morgan Stanley Morgan Stanley Morgan Stanley     Variable         Variable
                                         Variable       Variable       Variable       Variable       Investment       Investment
                                        Investment     Investment     Investment     Investment        Series           Series
                                          Series         Series         Series         Series     (Class Y Shares) (Class Y Shares)
                                        Sub-Account    Sub-Account   Sub-Account     Sub-Account    Sub-Account       Sub-Account
                                      -------------- -------------- -------------- -------------- ---------------- ----------------
                                                                                                     Aggressive        Dividend
                                          Quality                                                      Equity           Growth
                                        Income Plus   S&P 500 Index   Strategist      Utilities   (Class Y Shares) (Class Y Shares)
                                      -------------- -------------- -------------- -------------- ---------------- ----------------
NET INVESTMENT INCOME (LOSS)
Dividends                               $  627,958     $   82,676     $  372,281    $   196,102       $     --        $   45,754
Charges from Allstate Life
   Insurance Company of New York:
      Mortality and expense risk          (154,976)       (67,094)      (187,322)      (120,798)       (23,937)          (56,551)
      Administrative expense               (11,526)        (5,013)       (14,203)        (9,171)        (2,704)           (5,639)
                                        ----------     ----------     ----------    -----------       --------        ----------
      Net investment income (loss)         461,456         10,569        170,756         66,133        (26,641)          (16,436)
                                        ----------     ----------     ----------    -----------       --------        ----------
NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales                3,656,405      1,794,224      4,654,009      2,078,778        264,716         1,103,212
      Cost of investments sold           3,722,615      1,669,948      4,202,972      2,011,618        169,575           904,728
                                        ----------     ----------     ----------    -----------       --------        ----------
         Realized gains (losses)
            on fund shares                 (66,210)       124,276        451,037         67,160         95,141           198,484

Realized gain distributions                     --             --      1,114,983             --             --                --
                                        ----------     ----------     ----------    -----------       --------        ----------
      Net realized gains (losses)          (66,210)       124,276      1,566,020         67,160         95,141           198,484

Change in unrealized gains (losses)         49,759        495,983         98,436      1,467,996         31,096           174,135
                                        ----------     ----------     ----------    -----------       --------        ----------
      Net realized and unrealized
         gains (losses) on investments     (16,451)       620,259      1,664,456      1,535,156        126,237           372,619
                                        ----------     ----------     ----------    -----------       --------        ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                      $  445,005     $  630,828     $1,835,212    $ 1,601,289       $ 99,596        $  356,183
                                        ==========     ==========     ==========    ===========       ========        ==========

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                       Morgan Stanley Morgan Stanley Morgan Stanley Morgan Stanley  Morgan Stanley  Morgan Stanley
                                          Variable       Variable       Variable       Variable        Variable       Variable
                                         Investment     Investment     Investment     Investment      Investment     Investment
                                           Series         Series         Series         Series          Series         Series
                                          (Class Y       (Class Y       (Class Y       (Class Y        (Class Y       (Class Y
                                           Shares)        Shares)        Shares)        Shares)         Shares)        Shares)
                                         Sub-Account    Sub-Account   Sub-Account     Sub-Account    Sub-Account     Sub-Account
                                       -------------- -------------- -------------- ---------------  -------------- --------------
                                                         European        Global         Global
                                           Equity         Growth       Advantage    Dividend Growth   High Yield    Income Builder
                                          (Class Y       (Class Y       (Class Y       (Class Y        (Class Y       (Class Y
                                           Shares)        Shares)        Shares)        Shares)         Shares)        Shares)
                                       -------------- -------------- -------------- ---------------  -------------- --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                $       --      $ 17,761        $ 1,310       $ 35,452        $147,795       $ 50,432
Charges from Allstate Life
   Insurance Company of New York:
      Mortality and expense risk            (40,219)      (15,933)        (3,376)       (26,229)        (31,506)       (28,401)
      Administrative expense                 (4,376)       (1,685)          (403)        (3,011)         (3,228)        (2,682)
                                         ----------      --------        -------       --------        --------       --------
      Net investment income (loss)          (44,595)          143         (2,469)         6,212         113,061         19,349
                                         ----------      --------        -------       --------        --------       --------
NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales                 1,155,936       231,071         37,831        310,779         500,788        381,482
      Cost of investments sold              897,847       155,235         30,729        229,143         496,715        313,132
                                         ----------      --------        -------       --------        --------       --------
         Realized gains (losses)
            on fund shares                  258,089        75,836          7,102         81,636           4,073         68,350

Realized gain distributions                      --            --             --         25,681              --             --
                                         ----------      --------        -------       --------        --------       --------
      Net realized gains (losses)           258,089        75,836          7,102        107,317           4,073         68,350

Change in unrealized gains (losses)        (181,602)      211,644         31,476        244,597          35,321        159,092
                                         ----------      --------        -------       --------        --------       --------
      Net realized and unrealized
         gains (losses) on investments       76,487       287,480         38,578        351,914          39,394        227,442
                                         ----------      --------        -------       --------        --------       --------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                       $   31,892      $287,623        $36,109       $358,126        $152,455       $246,791
                                         ==========      ========        =======       ========        ========       ========

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
------------------------------------------------------------------------------------------------------------------------------

                                     Morgan Stanley Morgan Stanley Morgan Stanley Morgan Stanley Morgan Stanley Morgan Stanley
                                        Variable       Variable       Variable       Variable       Variable       Variable
                                       Investment     Investment     Investment     Investment     Investment     Investment
                                         Series         Series         Series         Series         Series         Series
                                        (Class Y       (Class Y       (Class Y       (Class Y       (Class Y       (Class Y
                                         Shares)        Shares)        Shares)        Shares)        Shares)        Shares)
                                       Sub-Account    Sub-Account   Sub-Account     Sub-Account   Sub-Account     Sub-Account
                                     -------------- -------------- -------------- -------------- -------------- --------------
                                                        Limited                       Quality
                                       Information     Duration     Money Market    Income Plus  S&P 500 Index    Strategist
                                        (Class Y       (Class Y       (Class Y       (Class Y       (Class Y       (Class Y
                                      Shares) (aa)      Shares)     Shares) (aa)      Shares)        Shares)        Shares)
                                     -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME (LOSS)
Dividends                               $     --      $  235,170     $  158,853     $  318,004     $   75,130      $ 76,568
Charges from Allstate Life
   Insurance Company of New York:
      Mortality and expense risk            (816)        (73,569)       (51,035)       (87,539)       (74,745)      (44,290)
      Administrative expense                 (96)         (7,711)        (6,237)        (9,271)        (7,827)       (3,828)
                                        --------      ----------     ----------     ----------     ----------      --------
      Net investment income (loss)          (912)        153,890        101,581        221,194         (7,442)       28,450
                                        --------      ----------     ----------     ----------     ----------      --------
NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales                115,776       1,816,407      2,469,951      1,872,951      1,065,060       792,449
      Cost of investments sold           112,933       1,898,780      2,469,951      1,902,324        826,530       695,506
                                        --------      ----------     ----------     ----------     ----------      --------
         Realized gains (losses)
            on fund shares                 2,843         (82,373)            --        (29,373)       238,530        96,943

Realized gain distributions                   --              --             --             --             --       263,488
                                        --------      ----------     ----------     ----------     ----------      --------
      Net realized gains (losses)          2,843         (82,373)            --        (29,373)       238,530       360,431

Change in unrealized gains (losses)      (11,107)         56,096             --         36,059        434,046         9,853
                                        --------      ----------     ----------     ----------     ----------      --------
      Net realized and unrealized
         gains (losses) on investments    (8,264)        (26,277)            --          6,686        672,576       370,284
                                        --------      ----------     ----------     ----------     ----------      --------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                      $ (9,176)     $  127,613     $  101,581     $  227,880     $  665,134      $398,734
                                        ========      ==========     ==========     ==========     ==========      ========

(aa) For the period beginning January 1, 2006, and ended June 23, 2006

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
--------------------------------------------------------------------------------------------------------------------------------

                                      Morgan Stanley
                                         Variable
                                        Investment      Oppenheimer    Oppenheimer    Oppenheimer    Oppenheimer    Oppenheimer
                                          Series         Variable        Variable      Variable        Variable      Variable
                                     (Class Y Shares)  Account Funds  Account Funds  Account Funds  Account Funds  Account Funds
                                        Sub-Account     Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                     ----------------  -------------  -------------  -------------  -------------  -------------
                                                        Oppenheimer                   Oppenheimer
                                         Utilities        Capital      Oppenheimer      Global       Oppenheimer    Oppenheimer
                                     (Class Y Shares)  Appreciation     Core Bond     Securities     High Income    Main Street
                                     ----------------  -------------  -------------  -------------  -------------  -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                $ 17,784        $  7,711       $ 98,373       $ 17,940       $ 91,343       $ 56,093
Charges from Allstate Life
   Insurance Company of New York:
      Mortality and expense risk          (13,217)        (23,285)       (21,351)       (20,196)       (14,152)       (57,433)
      Administrative expense               (1,372)         (2,025)        (1,857)        (1,756)        (1,231)        (4,994)
                                         --------        --------       --------       --------       --------       --------
      Net investment income (loss)          3,195         (17,599)        75,165         (4,012)        75,960         (6,334)
                                         --------        --------       --------       --------       --------       --------
NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales                 231,023         215,985        245,909        163,248        128,706        436,083
      Cost of investments sold            186,381         186,756        251,709        120,701        127,150        342,900
                                         --------        --------       --------       --------       --------       --------
         Realized gains (losses)
            on fund shares                 44,642          29,229         (5,800)        42,547          1,556         93,183

Realized gain distributions                    --              --             --         93,712             --              -
                                         --------        --------       --------       --------       --------       --------
      Net realized gains (losses)          44,642          29,229         (5,800)       136,259          1,556         93,183

Change in unrealized gains (losses)       117,656         115,032          3,279        132,968         18,483        558,711
                                         --------        --------       --------       --------       --------       --------
      Net realized and unrealized
         gains (losses) on investments    162,298         144,261         (2,521)       269,227         20,039        651,894
                                         --------        --------       --------       --------       --------       --------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                       $165,493        $126,662       $ 72,644       $265,215       $ 95,999       $645,560
                                         ========        ========       ========       ========       ========       ========

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
------------------------------------------------------------------------------------------------------------------------------------

                                                                                     Oppenheimer      Oppenheimer       Oppenheimer
                                                                                      Variable          Variable         Variable
                                      Oppenheimer    Oppenheimer    Oppenheimer     Account Funds    Account Funds     Account Funds
                                       Variable       Variable        Variable     (Service Class    (Service Class   (Service Class
                                     Account Funds  Account Funds  Account Funds       ("SC"))          ("SC"))           ("SC"))
                                      Sub-Account    Sub-Account    Sub-Account      Sub-Account      Sub-Account       Sub-Account
                                     -------------  -------------  --------------  --------------  -----------------  --------------
                                      Oppenheimer
                                      Main Street    Oppenheimer                                      Oppenheimer       Oppenheimer
                                       Small Cap       MidCap       Oppenheimer      Oppenheimer        Capital            Core
                                        Growth        Fund (ab)    Strategic Bond   Balanced (SC)  Appreciation (SC)     Bond (SC)
                                     -------------  -------------  --------------  --------------  -----------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $  3,875       $     --        $157,278       $  145,601       $   29,437         $134,797
Charges from Allstate Life
   Insurance Company of New York:
      Mortality and expense risk        (29,660)       (24,647)        (41,437)        (100,118)        (224,192)         (53,451)
      Administrative expense             (2,579)        (2,143)         (3,603)         (14,420)         (31,389)          (7,806)
                                       --------       --------        --------       ----------       ----------         --------
      Net investment income (loss)      (28,364)       (26,790)        112,238           31,063         (226,144)          73,540
                                       --------       --------        --------       ----------       ----------         --------
NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales               466,927        206,510         756,859        1,299,872        2,843,006          411,825
      Cost of investments sold          344,646        161,525         683,287        1,280,948        2,614,978          414,765
                                       --------       --------        --------       ----------       ----------         --------
         Realized gains (losses)
            on fund shares              122,281         44,985          73,572           18,924          228,028           (2,940)

Realized gain distributions              76,479             --              --          353,425               --                -
                                       --------       --------        --------       ----------       ----------         --------
      Net realized gains (losses)       198,760         44,985          73,572          372,349          228,028           (2,940)

Change in unrealized gains (losses)     151,356         19,810          29,864          277,276          949,498          128,990
                                       --------       --------        --------       ----------       ----------         --------
      Net realized and unrealized
         gains (losses) on investments  350,116         64,795         103,436          649,625        1,177,526          126,050
                                       --------       --------        --------       ----------       ----------         --------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                     $321,752       $ 38,005        $215,674       $  680,688       $  951,382         $199,590
                                       ========       ========        ========       ==========       ==========         ========

(ab) Previously known as Oppenheimer Aggressive Growth

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
------------------------------------------------------------------------------------------------------------------------------------

                                       Oppenheimer      Oppenheimer     Oppenheimer     Oppenheimer     Oppenheimer     Oppenheimer
                                         Variable        Variable        Variable        Variable        Variable        Variable
                                      Account Funds    Account Funds   Account Funds  Account Funds    Account Funds   Account Funds
                                      (Service Class  (Service Class  (Service Class  (Service Class  (Service Class  (Service Class
                                         ("SC"))          ("SC"))         ("SC"))        ("SC"))         ("SC"))          ("SC"))
                                       Sub-Account      Sub-Account     Sub-Account    Sub-Account     Sub-Account      Sub-Account
                                     ---------------  --------------  --------------  --------------  --------------  --------------
                                                                                        Oppenheimer
                                        Oppenheimer     Oppenheimer     Oppenheimer     Main Street     Oppenheimer     Oppenheimer
                                          Global           High             Main         Small Cap        MidCap         Strategic
                                     Securities (SC)    Income (SC)     Street (SC)     Growth (SC)   Fund (SC) (ac)     Bond (SC)
                                     ---------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                $ 35,751       $  716,366      $  212,651      $    2,131       $     --       $1,055,823
Charges from Allstate Life
   Insurance Company of New York:
      Mortality and expense risk          (56,736)        (139,984)       (314,926)       (131,299)       (55,055)        (370,471)
      Administrative expense               (7,879)         (19,504)        (45,217)        (18,445)        (7,550)         (52,547)
                                         --------        ---------      ----------      ----------       --------       ----------
      Net investment income (loss)        (28,864)         556,878        (147,492)       (147,613)       (62,605)         632,805
                                         --------       ----------      ----------      ----------       --------       ----------
NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales                 904,447        1,842,343       3,662,895       1,884,021        729,262        3,061,853
      Cost of investments sold            686,647        1,853,970       3,195,851       1,606,393        629,647        3,006,561
                                         --------       ----------      ----------      ----------       --------       ----------
         Realized gains (losses)
            on fund shares                217,800          (11,627)        467,044         277,628         99,615           55,292

Realized gain distributions               221,447               --              --         269,028             --               --
                                         --------       ----------      ----------      ----------       --------       ----------
      Net realized gains (losses)         439,247          (11,627)        467,044         546,656         99,615           55,292

Change in unrealized gains (losses)       190,462          206,223       2,622,052         720,122         (7,110)         837,364
                                         --------       ----------      ----------      ----------       --------       ----------
      Net realized and unrealized
         gains (losses) on investments    629,709          194,596       3,089,096       1,266,778         92,505          892,656
                                         --------       ----------      ----------      ----------       --------       ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                       $600,845       $  751,474      $2,941,604      $1,119,165       $ 29,900       $1,525,461
                                         ========       ==========      ==========      ==========       ========       ==========

(ac) Previously known as Oppenheimer Aggressive Growth (SC)

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
------------------------------------------------------------------------------------------------------------------------------------

                                        PIMCO          PIMCO            PIMCO             PIMCO
                                      Variable       Variable          Variable         Variable
                                      Insurance      Insurance        Insurance         Insurance         Putnam          Putnam
                                        Trust          Trust            Trust             Trust       Variable Trust  Variable Trust
                                     Sub-Account    Sub-Account      Sub-Account       Sub-Account      Sub-Account     Sub-Account
                                    ------------  --------------  ----------------  ----------------  --------------  --------------
                                                     PIMCO VIT
                                      PIMCO VIT      Emerging         PIMCO VIT         PIMCO VIT
                                      Commodity    Markets Bond      Real Return      Total Return     VT American
                                     Real Return      (Admin           (Advisor         (Advisor        Government      VT Capital
                                    Strategy (w)    Shares) (w)       Shares) (w)      Shares) (w)        Income       Appreciation
                                    ------------  --------------  ----------------  ----------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $   568        $   153          $   673           $ 2,936        $  282,842       $  1,224
Charges from Allstate Life
   Insurance Company of New York:
      Mortality and expense risk          (206)           (44)            (206)             (819)          (83,686)       (15,237)
      Administrative expense               (29)            (6)             (29)             (122)               --             --
                                       -------        -------          -------           -------        ----------       --------
      Net investment income (loss)         333            103              438             1,995           199,156        (14,013)
                                       -------        -------          -------           -------        ----------       --------
NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales               29,860         13,161           32,652            55,689         1,855,470        247,990
      Cost of investments sold          29,330         12,899           32,838            55,586         1,941,716        210,229
                                       -------        -------          -------           -------        ----------       --------
         Realized gains (losses)
            on fund shares                 530            262             (186)              103           (86,246)        37,761

Realized gain distributions                 86            176              525             1,074                --        104,559
                                       -------        -------          -------           -------        ----------       --------
      Net realized gains (losses)          616            438              339             1,177           (86,246)       142,320

Change in unrealized gains (losses)       (397)            --             (200)              127            (3,872)       (13,922)
                                       -------        -------          -------           -------        ----------       --------
      Net realized and unrealized
         gains (losses) on investments     219            438              139             1,304           (90,118)       128,398
                                       -------        -------          -------           -------        ----------       --------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                     $   552        $   541          $   577           $ 3,299        $  109,038       $114,385
                                       =======        =======          =======           =======        ==========       ========

(w)  For period beginning May 1, 2006, and ended December 31, 2006

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------

                                         Putnam          Putnam          Putnam          Putnam          Putnam          Putnam
                                     Variable Trust  Variable Trust  Variable Trust  Variable Trust  Variable Trust  Variable Trust
                                       Sub-Account     Sub-Account    Sub-Account      Sub-Account     Sub-Account     Sub-Account
                                     --------------  --------------  --------------  --------------  --------------  --------------
                                                                                                      VT The George        VT
                                       VT Capital     VT Discovery   VT Diversified        VT          Putnam Fund    Global Asset
                                      Opportunities      Growth          Income       Equity Income     Of Boston      Allocation
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                               $    382        $     --       $  511,497       $ 17,301       $  415,657      $  259,506
Charges from Allstate Life
   Insurance Company of New York:
      Mortality and expense risk          (6,172)        (20,489)        (114,641)       (20,400)        (223,171)       (130,312)
      Administrative expense                  --              --               --             --           (8,677)         (8,470)
                                        --------        --------       ----------       --------       ----------      ----------
      Net investment income (loss)        (5,790)        (20,489)         396,856         (3,099)         183,809         120,724
                                        --------        --------       ----------       --------       ----------      ----------
NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales                157,402         356,157        1,621,414        507,915        3,415,941       2,566,634
      Cost of investments sold           152,039         267,375        1,630,757        440,137        3,049,771       2,210,960
                                        --------        --------       ----------       --------       ----------      ----------
         Realized gains (losses)
            on fund shares                 5,363          88,782           (9,343)        67,778          366,170         355,674

Realized gain distributions               27,843              --               --         46,802          590,746              --
                                        --------        --------       ----------       --------       ----------      ----------
      Net realized gains (losses)         33,206          88,782           (9,343)       114,580          956,916         355,674

Change in unrealized gains (losses)       18,381          72,408           45,141        151,793          548,724         571,043
                                        --------        --------       ----------       --------       ----------      ----------
      Net realized and unrealized
         gains (losses) on investments    51,587         161,190           35,798        266,373        1,505,640         926,717
                                        --------        --------       ----------       --------       ----------      ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                      $ 45,797        $140,701       $  432,654       $263,274       $1,689,449      $1,047,441
                                        ========        ========       ==========       ========       ==========      ==========

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
------------------------------------------------------------------------------------------------------------------------------------

                                          Putnam          Putnam          Putnam          Putnam          Putnam          Putnam
                                      Variable Trust  Variable Trust  Variable Trust  Variable Trust  Variable Trust  Variable Trust
                                        Sub-Account     Sub-Account    Sub-Account      Sub-Account    Sub-Account      Sub-Account
                                      --------------  --------------  --------------  --------------  --------------  --------------
                                            VT         VT Growth and    VT Growth        VT Health
                                       Global Equity      Income      Opportunities      Sciences     VT High Yield      VT Income
                                      --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                               $   21,431      $  760,831      $   1,226       $   20,945      $  753,401      $1,153,557
Charges from Allstate Life
   Insurance Company of New York:
      Mortality and expense risk           (80,422)       (635,126)       (24,753)         (86,453)       (134,442)       (365,167)
      Administrative expense                    --         (11,231)            --           (1,094)         (9,829)        (26,086)
                                        ----------      ----------      ---------       ----------      ----------      ----------
      Net investment income (loss)         (58,991)        114,474        (23,527)         (66,602)        609,130         762,304
                                        ----------      ----------      ---------       ----------      ----------      ----------
NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
       Proceeds from sales               1,258,307       9,953,083        434,939        1,535,896       2,014,461       5,233,260
       Cost of investments sold          1,413,474       8,528,196        606,151        1,388,991       2,056,475       5,276,381
                                        ----------      ----------      ---------       ----------      ----------      ----------
          Realized gains (losses)
             on fund shares               (155,167)      1,424,887       (171,212)         146,905         (42,014)        (43,121)

Realized gain distributions                     --       1,185,141             --               --              --              --
                                        ----------      ----------      ---------       ----------      ----------      ----------
       Net realized gains (losses)        (155,167)      2,610,028       (171,212)         146,905         (42,014)        (43,121)

Change in unrealized gains (losses)      1,454,199       3,866,032        330,028              405         302,072         171,590
                                        ----------      ----------      ---------       ----------      ----------      ----------
       Net realized and unrealized
          gains (losses) on investments  1,299,032       6,476,060        158,816          147,310         260,058         128,469
                                        ----------      ----------      ---------       ----------      ----------      ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                      $1,240,041      $6,590,534      $ 135,289       $   80,708      $  869,188      $  890,773
                                        ==========      ==========      =========       ==========      ==========      ==========

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
------------------------------------------------------------------------------------------------------------------------------------

                                         Putnam           Putnam           Putnam          Putnam         Putnam         Putnam
                                     Variable Trust   Variable Trust   Variable Trust  Variable Trust Variable Trust Variable Trust
                                       Sub-Account      Sub-Account     Sub-Account      Sub-Account   Sub-Account     Sub-Account
                                    ---------------- ---------------- ---------------- -------------- -------------- --------------
                                                     VT International VT International
                                    VT International    Growth and          New                             VT             VT
                                         Equity           Income       Opportunities    VT Investors  Mid Cap Value   Money Market
                                    ---------------- ---------------- ---------------- -------------- -------------- --------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $  107,762        $ 46,484         $ 33,886       $   66,962      $  3,697      $  972,041
Charges from Allstate Life
   Insurance Company of New York:
      Mortality and expense risk         (230,853)        (52,982)         (33,088)        (209,700)      (23,584)       (299,137)
      Administrative expense               (9,893)             --               --           (1,743)           --         (32,949)
                                       ----------        --------         --------       ----------      --------      ----------
      Net investment income (loss)       (132,984)         (6,498)             798         (144,481)      (19,887)        639,955
                                       ----------        --------         --------       ----------      --------      ----------
NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales               3,522,270         762,292          633,808        2,650,665       584,322       7,373,232
      Cost of investments sold          2,681,426         540,240          600,749        2,714,806       505,048       7,373,232
                                       ----------        --------         --------       ----------      --------      ----------
         Realized gains (losses)
            on fund shares                840,844         222,052           33,059          (64,141)       79,274              --

Realized gain distributions                    --              --               --               --        78,457              --
                                       ----------        --------         --------       ----------      --------      ----------
      Net realized gains (losses)         840,844         222,052           33,059          (64,141)      157,731              --

Change in unrealized gains (losses)     3,459,951         719,486          529,841        2,135,709        65,859              --
                                       ----------        --------         --------       ----------      --------      ----------
      Net realized and unrealized
         gains (losses) on investments  4,300,795         941,538          562,900        2,071,568       223,590              --
                                       ----------        --------         --------       ----------      --------      ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                     $4,167,811        $935,040         $563,698       $1,927,087      $203,703      $  639,955
                                       ==========        ========         ========       ==========      ========      ==========

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------

                                         Putnam          Putnam          Putnam          Putnam          Putnam          Putnam
                                     Variable Trust  Variable Trust  Variable Trust  Variable Trust  Variable Trust  Variable Trust
                                       Sub-Account     Sub-Account    Sub-Account      Sub-Account    Sub-Account      Sub-Account
                                     --------------  --------------  --------------  --------------  --------------  --------------
                                                                        VT OTC &                                      VT Utilities
                                         VT New                         Emerging                      VT Small Cap     Growth and
                                      Opportunities   VT New Value       Growth        VT Research       Value           Income
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $       --      $  155,625      $      --       $   36,664      $   37,424      $  155,160
Charges from Allstate Life
   Insurance Company of New York:
      Mortality and expense risk         (145,104)       (198,955)       (27,233)         (84,737)       (146,685)        (67,912)
      Administrative expense               (1,067)        (12,871)            --           (1,215)         (1,084)         (1,119)
                                       ----------      ----------      ---------       ----------      ----------      ----------
      Net investment income (loss)       (146,171)        (56,201)       (27,233)         (49,288)       (110,345)         86,129
                                       ----------      ----------      ---------       ----------      ----------      ----------
NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales               1,901,835       2,921,773        302,203        1,279,618       2,419,590       1,223,165
      Cost of investments sold          2,549,790       2,462,365        500,280        1,211,886       1,702,605       1,069,928
                                       ----------      ----------      ---------       ----------      ----------      ----------
         Realized gains (losses)
            on fund shares               (647,955)        459,408       (198,077)          67,732         716,985         153,237

Realized gain distributions                    --         987,274             --               --       1,145,918              --
                                       ----------      ----------      ---------       ----------      ----------      ----------
      Net realized gains (losses)        (647,955)      1,446,682       (198,077)          67,732       1,862,903         153,237

Change in unrealized gains (losses)     1,560,361         706,573        452,522          609,443        (111,417)        974,515
                                       ----------      ----------      ---------       ----------      ----------      ----------
      Net realized and unrealized
         gains (losses) on investments    912,406       2,153,255        254,445          677,175       1,751,486       1,127,752
                                       ----------      ----------      ---------       ----------      ----------      ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                     $  766,235      $2,097,054      $ 227,212       $  627,887      $1,641,141      $1,213,881
                                       ==========      ==========      =========       ==========      ==========      ==========

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
------------------------------------------------------------------------------------------------------------------------------------

                                                                    The Universal   The Universal    The Universal     The Universal
                                         Putnam         Putnam      Institutional   Institutional    Institutional     Institutional
                                     Variable Trust Variable Trust   Funds, Inc.     Funds, Inc.      Funds, Inc.       Funds, Inc.
                                       Sub-Account    Sub-Account    Sub-Account     Sub-Account      Sub-Account       Sub-Account
                                     -------------- --------------  --------------  -------------  -----------------  --------------
                                                                      Van Kampen     Van Kampen        Van Kampen       Van Kampen
                                                                     UIF Emerging        UIF       UIF International        UIF
                                        VT Vista      VT Voyager    Markets Equity  Equity Growth        Magnum       Mid Cap Growth
                                     -------------- --------------  --------------  -------------  -----------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $       --     $    26,239      $ 13,427        $     --         $    959         $     --
Charges from Allstate Life
   Insurance Company of New York:
      Mortality and expense risk         (100,514)       (304,377)      (23,854)        (40,914)         (13,252)         (16,478)
      Administrative expense               (1,624)        (10,479)       (1,782)         (3,979)            (989)          (1,233)
                                       ----------     -----------      --------        --------         --------         --------
      Net investment income (loss)       (102,138)       (288,617)      (12,209)        (44,893)         (13,282)         (17,711)
                                       ----------     -----------      --------        --------         --------         --------
NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales               1,436,061       4,707,599       765,949         744,403          229,454          456,690
      Cost of investments sold          1,499,805       5,924,312       468,502         663,808          195,820          338,400
                                       ----------     -----------      --------        --------         --------         --------
         Realized gains (losses)
            on fund shares                (63,744)     (1,216,713)      297,447          80,595           33,634          118,290

Realized gain distributions                    --              --        41,235              --           76,937           79,122
                                       ----------     -----------      --------        --------         --------         --------
      Net realized gains (losses)         (63,744)     (1,216,713)      338,682          80,595          110,571          197,412

Change in unrealized gains (losses)       460,155       2,367,857       174,502          29,454          112,007          (96,216)
                                       ----------     -----------      --------        --------         --------         --------
      Net realized and unrealized
         gains (losses) on investments    396,411       1,151,144       513,184         110,049          222,578          101,196
                                       ----------     -----------      --------        --------         --------         --------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                     $  294,273     $   862,527      $500,975        $ 65,156         $209,296         $ 83,485
                                       ==========     ===========      ========        ========         ========         ========

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
--------------------------------------------------------------------------------------------------------------------------------

                                                                   The Universal   The Universal  The Universal   The Universal
                                     The Universal  The Universal  Institutional   Institutional  Institutional   Institutional
                                     Institutional  Institutional   Funds, Inc.     Funds, Inc.    Funds, Inc.     Funds, Inc.
                                      Funds, Inc.    Funds, Inc.     (Class II)     (Class II)      (Class II)     (Class II)
                                      Sub-Account    Sub-Account    Sub-Account     Sub-Account    Sub-Account     Sub-Account
                                     -------------  -------------  -------------  --------------  --------------  -------------
                                                                     Van Kampen     Van Kampen      Van Kampen     Van Kampen
                                      Van Kampen     Van Kampen     UIF Emerging   UIF Emerging   UIF Equity and       UIF
                                       UIF U.S.       UIF U.S.      Markets Debt  Markets Equity      Income      Equity Growth
                                     Mid Cap Value   Real Estate     (Class II)     (Class II)      (Class II)     (Class II)
                                     -------------  -------------  -------------  --------------  --------------  -------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $   15,592      $ 26,202      $  467,087      $ 10,519       $   71,128       $     --
Charges from Allstate Life
   Insurance Company of New York:
      Mortality and expense risk          (72,979)      (31,433)        (67,664)      (20,098)         (87,106)       (20,573)
      Administrative expense               (7,649)       (2,352)         (9,935)       (2,684)         (11,445)        (2,737)
                                       ----------      --------      ----------      --------       ----------       --------
      Net investment income (loss)        (65,036)       (7,583)        389,488       (12,263)         (27,423)       (23,310)
                                       ----------      --------      ----------      --------       ----------       --------
NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales               1,613,297       721,805       1,195,033       150,550        1,258,750        340,729
      Cost of investments sold          1,269,739       418,202       1,181,163        90,637        1,128,925        275,007
                                       ----------      --------      ----------      --------       ----------       --------
         Realized gains (losses)
            on fund shares                343,558       303,603          13,870        59,913          129,825         65,722

Realized gain distributions               672,650       157,307         101,924        33,029          135,327             --
                                       ----------      --------      ----------      --------       ----------       --------
      Net realized gains (losses)       1,016,208       460,910         115,794        92,942          265,152         65,722

Change in unrealized gains (losses)       (34,165)      264,520         (28,536)      346,352          384,190         (9,807)
                                       ----------      --------      ----------      --------       ----------       --------
      Net realized and unrealized
         gains (losses) on investments    982,043       725,430          87,258       439,294          649,342         55,915
                                       ----------      --------      ----------      --------       ----------       --------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                     $  917,007      $717,847      $  476,746      $427,031       $  621,919       $ 32,605
                                       ==========      ========      ==========      ========       ==========       ========

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
---------------------------------------------------------------------------------------------------------------------------------

                                     The Universal   The Universal  The Universal    The Universal  The Universal   The Universal
                                     Institutional   Institutional  Institutional    Institutional  Institutional   Institutional
                                      Funds, Inc.     Funds, Inc.    Funds, Inc.      Funds, Inc.    Funds, Inc.     Funds, Inc.
                                      (Class II)      (Class II)      (Class II)      (Class II)      (Class II)     (Class II)
                                      Sub-Account     Sub-Account    Sub-Account      Sub-Account    Sub-Account     Sub-Account
                                     -------------  --------------  --------------  --------------  --------------  -------------
                                      Van Kampen      Van Kampen      Van Kampen    Van Kampen UIF  Van Kampen UIF   Van Kampen
                                      UIF Global       UIF Int'l         UIF         Small Company   U.S. Mid Cap     UIF U.S.
                                       Franchise     Growth Equity  Mid Cap Growth      Growth          Value        Real Estate
                                      (Class II)    (Class II) (w)    (Class II)      (Class II)      (Class II)     (Class II)
                                     -------------  --------------  --------------  --------------  --------------  -------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $  100,515       $   97         $     --        $     --       $   14,455      $  114,202
Charges from Allstate Life
   Insurance Company of New York:
      Mortality and expense risk         (101,802)         (88)         (40,459)        (32,628)         (96,550)       (154,528)
      Administrative expense              (13,698)         (12)          (5,336)         (4,410)         (12,826)        (22,164)
                                       ----------       ------         --------        --------       ----------      ----------
      Net investment income (loss)        (14,985)          (3)         (45,795)        (37,038)         (94,921)        (62,490)
                                       ----------       ------         --------        --------       ----------      ----------
NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales               1,033,374        5,552          603,948         318,118        1,558,000       2,683,668
      Cost of investments sold            856,734        5,226          491,884         257,554        1,322,880       1,910,912
                                       ----------       ------         --------        --------       ----------      ----------
         Realized gains (losses)
            on fund shares                176,640          326          112,064          60,564          235,120         772,756

Realized gain distributions               165,335           --          163,176         173,470          797,535         783,388
                                       ----------       ------         --------        --------       ----------      ----------
      Net realized gains (losses)         341,975          326          275,240         234,034        1,032,655       1,556,144

Change in unrealized gains (losses)       983,594        3,244           38,613          28,530          299,129       2,095,524
                                       ----------       ------         --------        --------       ----------      ----------
      Net realized and unrealized
         gains (losses) on investments  1,325,569        3,570          313,853         262,564        1,331,784       3,651,668
                                       ----------       ------         --------        --------       ----------      ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                     $1,310,584       $3,567         $268,058        $225,526       $1,236,863      $3,589,178
                                       ==========       ======         ========        ========       ==========      ==========


(w)  For period beginning May 1, 2006, and ended December 31, 2006

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Van Kampen     Van Kampen
                                           Van Kampen     Van Kampen     Van Kampen     Van Kampen        Life           Life
                                              Life           Life           Life           Life        Investment     Investment
                                           Investment     Investment     Investment     Investment        Trust          Trust
                                              Trust          Trust         Trust          Trust        (Class II)     (Class II)
                                           Sub-Account    Sub-Account   Sub-Account    Sub-Account     Sub-Account    Sub-Account
                                          ------------  --------------  ------------  -------------  --------------  ------------
                                                                                           LIT       LIT Aggressive
                                                                            LIT           Strat          Growth      LIT Comstock
                                          LIT Comstock  LIT Government  Money Market  Growth I (ad)    (Class II)     (Class II)
                                          ------------  --------------  ------------  -------------  --------------  ------------
NET INVESTMENT INCOME (LOSS)
Dividends                                  $   97,820      $ 24,755      $   86,665     $      --       $      --     $  297,207
Charges from Allstate Life
   Insurance Company of New York:
      Mortality and expense risk              (79,628)       (6,133)        (22,936)      (29,971)        (26,902)      (339,022)
      Administrative expense                   (6,386)         (533)         (1,994)       (2,370)         (3,544)       (42,322)
                                           ----------      --------      ----------     ---------       ---------     ----------
      Net investment income (loss)             11,806        18,089          61,735       (32,341)        (30,446)       (84,137)
                                           ----------      --------      ----------     ---------       ---------     ----------
NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales                   1,508,464       104,107       1,058,615       569,346         377,096      5,048,278
         Cost of investments sold           1,309,565       107,832       1,058,615       764,939         322,992      4,416,985
                                           ----------      --------      ----------     ---------       ---------     ----------
         Realized gains (losses)
            on fund shares                    198,899        (3,725)             --      (195,593)         54,104        631,293

Realized gain distributions                   400,330            --              --            --         155,530      1,381,817
                                           ----------      --------      ----------     ---------       ---------     ----------
      Net realized gains (losses)             599,229        (3,725)             --      (195,593)        209,634      2,013,110

Change in unrealized gains (losses)           265,521        (4,380)             --       259,347        (112,370)     1,289,717
                                           ----------      --------      ----------     ---------       ---------     ----------
      Net realized and unrealized
         gains (losses) on investments        864,750        (8,105)             --        63,754          97,264      3,302,827
                                           ----------      --------      ----------     ---------       ---------     ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                         $  876,556      $  9,984      $   61,735     $  31,413       $  66,818     $3,218,690
                                           ==========      ========      ==========     =========       =========     ==========

(ad) Previously known as LIT Emerging Growth

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                       Van Kampen     Van Kampen     Van Kampen
                                          Life           Life           Life
                                       Investment     Investment     Investment      Wells Fargo    Wells Fargo     Wells Fargo
                                          Trust          Trust          Trust          Variable       Variable        Variable
                                       (Class II)     (Class II)     (Class II)         Trust          Trust           Trust
                                       Sub-Account    Sub-Account    Sub-Account     Sub-Account    Sub-Account     Sub-Account
                                     --------------  ------------  --------------  ---------------  -----------  -----------------
                                                                                     Wells Fargo    Wells Fargo     Wells Fargo
                                     LIT Growth and       LIT           LIT           Advantage      Advantage       Advantage
                                         Income      Money Market      Strat            Asset         Equity           Large
                                       (Class II)     (Class II)   Growth II (ae)  Allocation (af)  Income (ag)  Company Core (ah)
                                     --------------  ------------  --------------  ---------------  -----------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $  136,576     $  375,623      $     --         $14,112        $ 6,828         $ 3,451
Charges from Allstate Life
   Insurance Company of New York:
      Mortality and expense risk         (204,494)      (120,171)      (52,947)         (6,972)        (4,869)         (5,513)
      Administrative expense              (28,329)       (17,430)       (6,746)           (606)          (423)           (479)
                                       ----------     ----------      --------         -------        -------         -------
      Net investment income (loss)        (96,247)       238,022       (59,693)          6,534          1,536          (2,541)
                                       ----------     ----------      --------         -------        -------         -------
NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales               2,760,617      1,640,365       993,779          99,983         31,320          39,591
      Cost of investments sold          2,447,918      1,640,365       859,376          86,016         25,736          35,356
                                       ----------     ----------      --------         -------        -------         -------
         Realized gains (losses)
            on fund shares                312,699             --       134,403          13,967          5,584           4,235

Realized gain distributions               907,173             --            --           6,985          1,020              --
                                       ----------     ----------      --------         -------        -------         -------
      Net realized gains (losses)       1,219,872             --       134,403          20,952          6,604           4,235

Change in unrealized gains (losses)       899,852             --       (45,595)         38,658         61,086          64,119
                                       ----------     ----------      --------         -------        -------         -------
      Net realized and unrealized
         gains (losses) on investments  2,119,724             --        88,808          59,610         67,690          68,354
                                       ----------     ----------      --------         -------        -------         -------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                     $2,023,477     $  238,022      $ 29,115         $66,144        $69,226         $65,813
                                       ==========     ==========      ========         =======        =======         =======

(ae) Previously known as LIT Emerging Growth (Class II)
(af) Previously known as Wells Fargo VT Advantage Asset Allocation
(ag) Previously known as Wells Fargo VT Advantage Equity Income
(ah) Previously known as Wells Fargo VT Advantage Large Company Core

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------

                                                     AIM Variable               AIM Variable               AIM Variable
                                                       Insurance                  Insurance                 Insurance
                                                         Funds                      Funds                     Funds
                                                      Sub-Account                Sub-Account               Sub-Account
                                               ------------------------   ------------------------   -----------------------
                                                       AIM V. I.
                                                      Aggressive               AIM V. I. Basic           AIM V. I. Basic
                                                        Growth                    Balanced                    Value
                                               ------------------------   ------------------------   -----------------------
                                                 2006 (a)       2005          2006         2005         2006         2005
                                               -----------   ----------   -----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                   $   (15,111)  $  (43,541)  $    47,964   $   15,148   $  (42,952)  $  (53,769)
Net realized gains (losses)                        252,370      (68,323)       97,716      (15,185)     377,745      144,929
Change in unrealized gains (losses)                 87,345      261,679       567,700      322,055      187,915      102,600
                                               -----------   ----------   -----------   ----------   ----------   ----------
Increase (decrease) in net assets
   from operations                                 324,604      149,815       713,380      322,018      522,708      193,760
                                               -----------   ----------   -----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                               837        4,335        19,368       33,082        4,456       27,787
Benefit payments                                    (3,107)     (25,403)     (222,193)    (109,948)     (35,420)     (15,043)
Payments on termination                           (103,359)    (263,367)   (1,022,389)    (638,928)    (602,816)    (430,903)
Contract Maintenance Charge                         (1,088)      (3,181)       (5,558)      (6,213)      (3,642)      (3,857)
Transfers among the sub-accounts
   and with the Fixed Account - net             (3,795,240)      27,516       117,631      269,284      437,140      517,126
                                               -----------   ----------   -----------   ----------   ----------   ----------
Increase (decrease) in net assets
   from contract transactions                   (3,901,957)    (260,100)   (1,113,141)    (452,723)    (200,282)      95,110
                                               -----------   ----------   -----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS               (3,577,353)    (110,285)     (399,761)    (130,705)     322,426      288,870
NET ASSETS AT BEGINNING OF PERIOD                3,577,353    3,687,638     8,323,745    8,454,450    4,584,149    4,295,279
                                               -----------   ----------   -----------   ----------   ----------   ----------
NET ASSETS AT END OF PERIOD                    $        --   $3,577,353   $ 7,923,984   $8,323,745   $4,906,575   $4,584,149
                                               ===========   ==========   ===========   ==========   ==========   ==========
UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                       391,256      422,017       911,768      964,522      359,893      352,935
         Units issued                                2,118       58,084        73,262       89,333       66,092       62,258
         Units redeemed                           (393,374)     (88,845)     (188,363)    (142,087)     (81,930)     (55,300)
                                               -----------   ----------   -----------   ----------   ----------   ----------
   Units outstanding at end of period                   --      391,256       796,667      911,768      344,055      359,893
                                               ===========   ==========   ===========   ==========   ==========   ==========

(a)  On May 1, 2006, AIM V. I. Aggressive Growth merged into AIM V. I Capital Appreciation

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
-------------------------------------------------------------------------------------------------------------------------------

                                                    AIM Variable                AIM Variable                  AIM Variable
                                                      Insurance                   Insurance                    Insurance
                                                        Funds                       Funds                        Funds
                                                     Sub-Account                 Sub-Account                  Sub-Account
                                            ------------------------   ------------------------------   -----------------------
                                                  AIM V. I. Blue                  AIM V. I.                   AIM V. I.
                                                       Chip                  Capital Appreciation         Capital Development
                                            ------------------------   ------------------------------   -----------------------
                                              2006 (b)        2005     2006 (a) (c) (d)      2005          2006         2005
                                            -----------   ----------   ----------------   -----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                $   (20,200)  $  (42,980)    $  (173,738)     $  (119,917)  $  (15,055)  $  (12,326)
Net realized gains (losses)                    (834,727)     (97,209)        (42,688)        (213,335)      88,714       31,992
Change in unrealized gains (losses)             495,814      275,802         530,143        1,008,422       84,147       57,232
                                            -----------   ----------     -----------      -----------   ----------   ----------
Increase (decrease) in net assets
   from operations                             (359,113)     135,613         313,717          675,170      157,806       76,898
                                            -----------   ----------     -----------      -----------   ----------   ----------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                         48,389       23,848          25,709          108,130          300        6,900
Benefit payments                                (36,003)     (60,290)       (319,570)        (203,926)     (38,891)     (31,182)
Payments on termination                        (248,532)    (478,548)     (2,445,512)        (979,130)    (226,580)    (103,617)
Contract Maintenance Charge                      (4,165)      (8,574)        (10,211)          (6,308)        (698)        (734)
Transfers among the sub-accounts
   and with the Fixed Account - net          (5,935,004)      41,695      10,089,891         (299,803)     409,614      129,639
                                            -----------   ----------     -----------      -----------   ----------   ----------
Increase (decrease) in net assets
   from contract transactions                (6,175,315)    (481,869)      7,340,307       (1,381,037)     143,745        1,006
                                            -----------   ----------     -----------      -----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS            (6,534,428)    (346,256)      7,654,024         (705,867)     301,551       77,904
NET ASSETS AT BEGINNING OF PERIOD             6,534,428    6,880,684       9,307,745       10,013,612    1,045,336      967,432
                                            -----------   ----------     -----------      -----------   ----------   ----------
NET ASSETS AT END OF PERIOD                 $        --   $6,534,428     $16,961,769      $ 9,307,745   $1,346,887   $1,045,336
                                            ===========   ==========     ===========      ===========   ==========   ==========

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                    985,348    1,062,153       1,032,142        1,141,925       76,374       76,375
         Units issued                            57,502       71,041       1,241,969           91,670       31,615       17,874
         Units redeemed                      (1,042,850)    (147,846)       (416,274)        (201,453)     (22,372)     (17,875)
                                            -----------   ----------     -----------      -----------   ----------   ----------
   Units outstanding at end of period                --      985,348       1,857,837        1,032,142       85,617       76,374
                                            ===========   ==========     ===========      ===========   ==========   ==========

(a)  On May 1, 2006, AIM V. I. Aggressive Growth merged into AIM V. I Capital Appreciation
(b)  On June 12, 2006, AIM V. I. Blue Chip merged into AIM V. I. Large Cap Growth
(c)  On May 1, 2006, AIM V. I. Demographic Trends merged into AIM V. I. Capital Appreciation
(d)  On May 1, 2006, AIM V. I. Growth merged into AIM V. I. Capital Appreciation

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------

                                               AIM Variable              AIM Variable               AIM Variable
                                                 Insurance                 Insurance                 Insurance
                                                   Funds                     Funds                     Funds
                                                Sub-Account               Sub-Account               Sub-Account
                                        -------------------------   ------------------------   -----------------------
                                                 AIM V. I.                 AIM V. I.                 AIM V. I.
                                                Core Equity            Demographic Trends        Diversified Income
                                        -------------------------   ------------------------   -----------------------
                                          2006 (e)        2005        2006 (c)       2005         2006         2005
                                        -----------   -----------   -----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)            $  (130,410)  $     8,486   $   (13,600)  $  (16,753)  $  165,511   $  166,248
Net realized gains (losses)                 181,582       (65,910)     (262,206)     (70,191)     (99,401)     (64,180)
Change in unrealized gains (losses)       2,335,688       483,332       317,496      146,859       44,957      (46,049)
                                        -----------   -----------   -----------   ----------   ----------   ----------
Increase (decrease) in net assets
   from operations                        2,386,860       425,908        41,690       59,915      111,067       56,019
                                        -----------   -----------   -----------   ----------   ----------   ----------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                     34,113        85,651         2,691        2,110        6,651       61,712
Benefit payments                           (711,446)     (373,057)       (7,324)     (40,282)    (177,699)    (194,538)
Payments on termination                  (4,307,034)   (1,366,196)      (48,248)    (110,728)    (524,616)    (490,696)
Contract Maintenance Charge                 (16,925)       (8,532)         (871)      (1,159)      (1,391)      (1,685)
Transfers among the sub-accounts
   and with the Fixed Account - net      14,659,202      (383,029)   (1,343,472)     (66,809)     501,923      142,483
                                        -----------   -----------   -----------   ----------   ----------   ----------
Increase (decrease) in net assets
   from contract transactions             9,657,910    (2,045,163)   (1,397,224)    (216,868)    (195,132)    (482,724)
                                        -----------   -----------   -----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS        12,044,770    (1,619,255)   (1,355,534)    (156,953)     (84,065)    (426,705)
NET ASSETS AT BEGINNING OF PERIOD        11,024,203    12,643,458     1,355,534    1,512,487    3,472,479    3,899,184
                                        -----------   -----------   -----------   ----------   ----------   ----------
NET ASSETS AT END OF PERIOD             $23,068,973   $11,024,203   $        --   $1,355,534   $3,388,414   $3,472,479
                                        ===========   ===========   ===========   ==========   ==========   ==========

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                              1,035,514     1,181,850       248,071      289,032      285,016      322,653
         Units issued                     1,551,446        70,851         8,231       10,009       69,362       38,484
         Units redeemed                    (599,652)     (217,187)     (256,302)     (50,970)     (80,415)     (76,121)
                                        -----------   -----------   -----------   ----------   ----------   ----------
   Units outstanding at end of period     1,987,308     1,035,514            --      248,071      273,963      285,016
                                        ===========   ===========   ===========   ==========   ==========   ==========

(c)  On May 1, 2006, AIM V. I. Demographic Trends merged into AIM V. I. Capital Appreciation
(e)  On May 1, 2006, AIM V. I. Premier Equity merged into AIM V. I. Core Equity

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------

                                              AIM Variable                AIM Variable               AIM Variable
                                                Insurance                   Insurance                 Insurance
                                                  Funds                       Funds                     Funds
                                               Sub-Account                 Sub-Account               Sub-Account
                                        ------------------------   -------------------------   -----------------------
                                                AIM V. I.                   AIM V. I.                 AIM V. I.
                                          Government Securities               Growth                  High Yield
                                        ------------------------   -------------------------   -----------------------
                                            2006         2005        2006 (d)        2005        2006          2005
                                        -----------   ----------   -----------   -----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)            $   149,222   $  125,908   $   (23,553)  $   (77,810)  $  170,228   $  167,463
Net realized gains (losses)                  (6,398)      20,626    (1,097,170)     (623,443)      29,609       16,427
Change in unrealized gains (losses)         (19,398)    (121,518)    1,485,090     1,032,618       (8,774)    (152,451)
                                        -----------   ----------   -----------   -----------   ----------   ----------
Increase (decrease) in net assets
   from operations                          123,426       25,016       364,367       331,365      191,063       31,439
                                        -----------   ----------   -----------   -----------   ----------   ----------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                     12,036       71,863         1,325        12,397          640        5,070
Benefit payments                           (118,235)     (77,680)      (21,764)     (194,535)    (173,262)      (9,628)
Payments on termination                    (935,705)    (788,398)     (553,966)     (598,271)    (140,114)    (100,058)
Contract Maintenance Charge                  (2,965)      (3,559)       (1,670)       (5,000)      (1,019)      (1,116)
Transfers among the sub-accounts
   and with the Fixed Account - net        (258,258)     123,942    (5,262,946)     (432,639)     302,328      179,787
                                        -----------   ----------   -----------   -----------   ----------   ----------
Increase (decrease) in net assets
   from contract transactions            (1,303,127)    (673,832)   (5,839,021)   (1,218,048)     (11,427)      74,055
                                        -----------   ----------   -----------   -----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS        (1,179,701)    (648,816)   (5,474,654)     (886,683)     179,636      105,494
NET ASSETS AT BEGINNING OF PERIOD         6,448,940    7,097,756     5,474,654     6,361,337    2,181,194    2,075,700
                                        -----------   ----------   -----------   -----------   ----------   ----------
NET ASSETS AT END OF PERIOD             $ 5,269,239   $6,448,940   $        --   $ 5,474,654   $2,360,830   $2,181,194
                                        ===========   ==========   ===========   ===========   ==========   ==========

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                513,854      565,982       769,650       904,660      212,575      206,211
         Units issued                        31,585       41,504        36,276        58,143       74,081       24,078
         Units redeemed                    (132,990)     (93,632)     (805,926)     (193,153)     (76,381)     (17,714)
                                        -----------   ----------   -----------   -----------   ----------   ----------
   Units outstanding at end of period       412,449      513,854            --       769,650      210,275      212,575
                                        ===========   ==========   ===========   ===========   ==========   ==========

(d)  On May 1, 2006, AIM V. I. Growth merged into AIM V. I. Capital Appreciation

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
-----------------------------------------------------------------------------------------------

                                             AIM Variable          AIM Variable        AIM Variable
                                               Insurance             Insurance           Insurance
                                                 Funds                 Funds               Funds
                                              Sub-Account           Sub-Account         Sub-Account
                                        ------------------------   ------------   -----------------------
                                                                     AIM V. I.
                                               AIM V. I.             Large Cap           AIM V. I.
                                          International Growth        Growth        Mid Cap Core Equity
                                        ------------------------   ------------   -----------------------
                                            2006         2005      2006 (b) (f)      2006         2005
                                        -----------   ----------   ------------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)            $   (17,646)  $  (39,058)   $  (31,366)   $   (7,806)  $  (13,790)
Net realized gains (losses)                 428,089       84,173        38,920       239,133      100,270
Change in unrealized gains (losses)       1,184,150      899,749       617,829       (60,469)      11,260
                                        -----------   ----------    ----------    ----------   ----------
Increase (decrease) in net assets
   from operations                        1,594,593      944,864       625,383       170,858       97,740
                                        -----------   ----------    ----------    ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                     25,362       62,569         5,633         9,711        3,700
Benefit payments                           (114,090)    (123,874)      (97,038)      (18,857)      (3,852)
Payments on termination                  (1,247,441)    (647,639)     (499,715)     (256,518)    (181,843)
Contract Maintenance Charge                  (4,001)      (3,638)       (3,733)         (970)      (1,049)
Transfers among the sub-accounts
   and with the Fixed Account - net         636,003      435,243     5,998,940       261,551      288,108
                                        -----------   ----------    ----------    ----------   ----------
Increase (decrease) in net assets
   from contract transactions              (704,167)    (277,339)    5,404,087        (5,083)     105,064
                                        -----------   ----------    ----------    ----------   ----------
INCREASE (DECREASE) IN NET ASSETS           890,426      667,525     6,029,470       165,775      202,804
NET ASSETS AT BEGINNING OF PERIOD         6,393,384    5,725,859            --     1,759,546    1,556,742
                                        -----------   ----------    ----------    ----------   ----------
NET ASSETS AT END OF PERIOD             $ 7,283,810   $6,393,384    $6,029,470    $1,925,321   $1,759,546
                                        ===========   ==========    ==========    ==========   ==========
UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                561,536      566,320            --       123,674      114,451
         Units issued                       146,317       96,771       644,104        33,271       36,305
         Units redeemed                    (184,385)    (101,555)     (100,805)      (33,616)     (27,082)
                                        -----------   ----------    ----------    ----------   ----------
   Units outstanding at end of period       523,468      561,536       543,299       123,329      123,674
                                        ===========   ==========    ==========    ==========   ==========

(b)  On June 12, 2006, AIM V. I. Blue Chip merged into AIM V. I. Large Cap Growth
(f)  For the period beginning June 12, 2006, and ended December 31, 2006

See notes to financial statements.


ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
--------------------------------------------------------------------------------------------------------------------

                                              AIM Variable               AIM Variable               AIM Variable
                                                Insurance                  Insurance                 Insurance
                                                  Funds                      Funds                     Funds
                                               Sub-Account                Sub-Account               Sub-Account
                                        ------------------------   --------------------------   --------------------
                                                AIM V. I.                  AIM V. I.                 AIM V. I.
                                              Money Market               Premier Equity              Technology
                                        ------------------------   --------------------------   --------------------
                                           2006          2005        2006 (e)         2005         2006       2005
                                        ----------   -----------   ------------   -----------   ---------   --------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)            $   66,152   $    27,095   $     92,012   $   (85,682)  $ (10,002)  $(10,613)
Net realized gains (losses)                     --            --     (1,523,245)     (674,470)     49,820      7,391
Change in unrealized gains (losses)             --            --      2,443,556     1,403,099      30,170      7,839
                                        ----------   -----------   ------------   -----------   ---------   --------
Increase (decrease) in net assets
   from operations                          66,152        27,095      1,012,323       642,947      69,988      4,617
                                        ----------   -----------   ------------   -----------   ---------   --------
INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                    39,285        21,428       (201,222)       74,251       1,814      3,540
Benefit payments                          (570,694)     (966,517)       (55,312)     (429,478)    (37,946)    (2,188)
Payments on termination                   (932,632)   (1,508,563)      (994,076)   (1,614,022)   (131,843)   (65,737)
Contract Maintenance Charge                 (1,124)       (1,208)        (4,319)      (15,685)       (774)      (861)
Transfers among the sub-accounts
   and with the Fixed Account - net      1,731,873     2,084,886    (15,525,561)     (705,177)    (92,988)   (17,485)
                                        ----------   -----------   ------------   -----------   ---------   --------
Increase (decrease) in net assets
   from contract transactions              266,708      (369,974)   (16,780,490)   (2,690,111)   (261,737)   (82,731)
                                        ----------   -----------   ------------   -----------   ---------   --------
INCREASE (DECREASE) IN NET ASSETS          332,860      (342,879)   (15,768,167)   (2,047,164)   (191,749)   (78,114)
NET ASSETS AT BEGINNING OF PERIOD        2,174,505     2,517,384     15,768,167    17,815,331     871,756    949,870
                                        ----------   -----------   ------------   -----------   ---------   --------
NET ASSETS AT END OF PERIOD             $2,507,365   $ 2,174,505   $         --   $15,768,167   $ 680,007   $871,756
                                        ==========   ===========   ============   ===========   =========   ========
UNITS OUTSTANDING
   Units outstanding at beginning of
      period                               196,304       232,558      1,748,351     2,010,906      77,757     85,520
         Units issued                      361,797       240,192         33,425        77,828       9,680      6,964
         Units redeemed                   (341,371)     (276,446)    (1,781,776)     (340,383)    (31,880)   (14,727)
                                        ----------   -----------   ------------   -----------   ---------   --------
   Units outstanding at end of period      216,730       196,304             --     1,748,351      55,557     77,757
                                        ==========   ===========   ============   ===========   =========   ========

(e)  On May 1, 2006, AIM V. I. Premier Equity merged into AIM V. I. Core Equity

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
-------------------------------------------------------------------------------------------------------------

                                              AIM Variable            AIM Variable           AIM Variable
                                                Insurance               Insurance             Insurance
                                                  Funds              Funds Series II       Funds Series II
                                               Sub-Account             Sub-Account           Sub-Account
                                        ------------------------   ------------------   --------------------
                                                                        AIM V. I.
                                                AIM V. I.               Aggressive         AIM V. I. Basic
                                                Utilities               Growth II             Balanced II
                                        ------------------------   ------------------   --------------------
                                           2006          2005      2006 (g)     2005       2006       2005
                                        ----------   -----------   --------   -------   ---------   --------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)            $   41,918   $    18,993   $   (166)  $  (456)  $   1,473   $ (1,382)
Net realized gains (losses)                224,025        95,084      8,690     1,818      22,642      7,808
Change in unrealized gains (losses)        167,528       163,154     (5,746)      (62)     34,608     18,265
                                        ----------   -----------   --------   -------   ---------   --------
Increase (decrease) in net assets
   from operations                         433,471       277,231      2,778     1,300      58,723     24,691
                                        ----------   -----------   --------   -------   ---------   --------
INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                     6,300         9,200         --        --          25     13,300
Benefit payments                           (88,555)      (68,926)        --    (5,761)         --     (5,497)
Payments on termination                   (365,197)     (249,557)      (735)     (356)   (104,012)   (49,908)
Contract Maintenance Charge                 (1,443)       (1,449)        --        --          --         --
Transfers among the sub-accounts
   and with the Fixed Account - net        131,523       129,737    (33,095)    8,924     (14,337)    (7,810)
                                        ----------   -----------   --------   -------   ---------   --------
Increase (decrease) in net assets
   from contract transactions             (317,372)     (180,995)   (33,830)    2,807    (118,324)   (49,915)
                                        ----------   -----------   --------   -------   ---------   --------
INCREASE (DECREASE) IN NET ASSETS          116,099        96,236    (31,052)    4,107     (59,601)   (25,224)
NET ASSETS AT BEGINNING OF PERIOD        1,951,853     1,855,617     31,052    26,945     698,298    723,522
                                        ----------   -----------   --------   -------   ---------   --------
NET ASSETS AT END OF PERIOD             $2,067,952   $ 1,951,853   $     --   $31,052   $ 638,697   $698,298
                                        ==========   ===========   ========   =======   =========   ========
UNITS OUTSTANDING
   Units outstanding at beginning of
      period                               138,201       151,575      2,726     2,457      67,376     72,241
         Units issued                       37,373        24,608         --     1,303         403      2,938
         Units redeemed                    (57,367)      (37,982)    (2,726)   (1,034)    (11,064)    (7,803)
                                        ----------   -----------   --------   -------   ---------   --------
   Units outstanding at end of period      118,207       138,201         --     2,726      56,715     67,376
                                        ==========   ===========   ========   =======   =========   ========

(g)  On May 1, 2006, AIM V. I. Aggressive Growth II merged into AIM V. I Capital Appreciation II

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
------------------------------------------------------------------------------------------------------------------

                                              AIM Variable            AIM Variable              AIM Variable
                                               Insurance                Insurance                Insurance
                                            Funds Series II          Funds Series II          Funds Series II
                                              Sub-Account              Sub-Account              Sub-Account
                                        -----------------------   --------------------   -------------------------
                                            AIM V. I. Basic          AIM V. I. Blue          AIM V. I. Capital
                                                Value II                 Chip II              Appreciation II
                                        -----------------------   --------------------   -------------------------
                                           2006         2005       2006 (h)     2005     2006 (g)(i)(j)     2005
                                        ----------   ----------   ---------   --------   --------------   --------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)            $  (29,246)  $  (31,355)  $  (2,279)  $ (4,204)     $ (12,925)    $(11,286)
Net realized gains (losses)                228,537       56,208      40,023      9,497         35,722        6,874
Change in unrealized gains (losses)         11,506       51,701     (51,525)       601          9,384       51,508
                                        ----------   ----------   ---------   --------      ---------     --------
Increase (decrease) in net assets
   from operations                         210,797       76,554     (13,781)     5,894         32,181       47,096
                                        ----------   ----------   ---------   --------      ---------     --------
INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                        25      192,019          --     12,250            200        2,250
Benefit payments                            (7,376)     (22,346)         --     (3,973)        (1,223)      (4,865)
Payments on termination                   (607,445)     (91,614)     (7,185)   (43,531)      (194,325)      (5,169)
Contract Maintenance Charge                 (5,833)      (6,317)         --         --         (2,773)      (2,774)
Transfers among the sub-accounts
   and with the Fixed Account - net          5,890      (22,412)   (311,016)   (16,449)       201,335      (10,737)
                                        ----------   ----------   ---------   --------      ---------     --------
Increase (decrease) in net assets
   from contract transactions             (614,739)      49,330    (318,201)   (51,703)         3,214      (21,295)
                                        ----------   ----------   ---------   --------      ---------     --------
INCREASE (DECREASE) IN NET ASSETS         (403,942)     125,884    (331,982)   (45,809)        35,395       25,801
NET ASSETS AT BEGINNING OF PERIOD        2,022,253    1,896,369     331,982    377,791        723,304      697,503
                                        ----------   ----------   ---------   --------      ---------     --------
NET ASSETS AT END OF PERIOD             $1,618,311   $2,022,253   $      --   $331,982      $ 758,699     $723,304
                                        ==========   ==========   =========   ========      =========     ========
UNITS OUTSTANDING
   Units outstanding at beginning of
      period                               148,034      145,431      33,582     38,854         57,568       58,451
         Units issued                        3,931       37,987       2,672      1,909         24,165        8,443
         Units redeemed                    (46,452)     (35,384)    (36,254)    (7,181)       (22,928)      (9,326)
                                        ----------   ----------   ---------   --------      ---------     --------
   Units outstanding at end of period      105,513      148,034          --     33,582         58,805       57,568
                                        ==========   ==========   =========   ========      =========     ========

(g)  On May 1, 2006, AIM V. I. Aggressive Growth II merged into AIM V. I Capital Appreciation II
(h)  On June 12, 2006, AIM V. I. Blue Chip II merged into AIM V. I. Large Cap Growth II
(i)  On May 1, 2006, AIM V. I. Demographic Trends II merged into AIM V. I. Capital Appreciation II
(j)  On May 1, 2006, AIM V. I. Growth II merged into AIM V. I. Capital Appreciation II

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
-----------------------------------------------------------------------------------------------------------

                                           AIM Variable          AIM Variable           AIM Variable
                                             Insurance             Insurance              Insurance
                                          Funds Series II       Funds Series II        Funds Series II
                                            Sub-Account           Sub-Account            Sub-Account
                                        ------------------   --------------------   --------------------
                                             AIM V. I.                                    AIM V. I.
                                              Capital           AIM V. I. Core           Demographic
                                          Development II           Equity II              Trends II
                                        ------------------   --------------------   --------------------
                                          2006       2005     2006 (k)     2005      2006 (i)     2005
                                        --------   -------   ---------   --------   ---------   --------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)            $   (730)  $  (698)  $  (3,309)  $   (161)  $  (1,382)  $ (1,431)
Net realized gains (losses)               10,199     1,628      10,588      4,727      25,047        311
Change in unrealized gains (losses)       (2,890)    2,629      38,761        105     (20,969)     5,580
                                        --------   -------   ---------   --------   ---------   --------
Increase (decrease) in net assets
   from operations                         6,579     3,559      46,040      4,671       2,696      4,460
                                        --------   -------   ---------   --------   ---------   --------
INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                      --        --       6,916         --          --     10,000
Benefit payments                              --    (7,020)         --    (12,228)         --         --
Payments on termination                  (28,910)     (611)   (122,383)   (10,109)       (540)      (577)
Contract Maintenance Charge                   --        --        (665)        --          --         --
Transfers among the sub-accounts
   and with the Fixed Account - net           50     8,915     387,791      5,971    (106,274)     2,077
                                        --------   -------   ---------   --------   ---------   --------
Increase (decrease) in net assets
   from contract transactions            (28,860)    1,284     271,659    (16,366)   (106,814)    11,500
                                        --------   -------   ---------   --------   ---------   --------
INCREASE (DECREASE) IN NET ASSETS        (22,281)    4,843     317,699    (11,695)   (104,118)    15,960

NET ASSETS AT BEGINNING OF PERIOD         46,705    41,862     110,542    122,237     104,118     88,158
                                        --------   -------   ---------   --------   ---------   --------
NET ASSETS AT END OF PERIOD             $ 24,424   $46,705   $ 428,241   $110,542   $      --   $104,118
                                        ========   =======   =========   ========   =========   ========
UNITS OUTSTANDING
   Units outstanding at beginning of
      period                               3,728     3,594       9,784     11,214      10,410      9,209
         Units issued                         --     1,295      37,001      1,635           6      1,284
         Units redeemed                   (2,025)   (1,161)    (11,404)    (3,065)    (10,416)       (83)
                                        --------   -------   ---------   --------   ---------   --------
   Units outstanding at end of period      1,703     3,728      35,381      9,784          --     10,410
                                        ========   =======   =========   ========   =========   ========

(i)  On May 1, 2006, AIM V. I. Demographic Trends II merged into AIM V. I. Capital Appreciation II
(k)  On May 1, 2006, AIM V. I. Premier Equity II merged into AIM V. I. Core Equity II

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------

                                            AIM Variable           AIM Variable            AIM Variable
                                             Insurance               Insurance              Insurance
                                          Funds Series II         Funds Series II        Funds Series II
                                            Sub-Account             Sub-Account            Sub-Account
                                        -------------------   ----------------------   -------------------
                                             AIM V. I.               AIM V. I.
                                            Diversified             Government              AIM V. I.
                                             Income II             Securities II            Growth II
                                        -------------------   ----------------------   -------------------
                                          2006       2005        2006        2005      2006 (j)     2005
                                        --------   --------   ---------   ----------   --------   --------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)            $  6,768   $  9,005   $   2,432   $    7,409   $   (403)  $ (1,363)
Net realized gains (losses)               (2,118)    (2,453)    (21,696)     (14,103)    23,902      4,085
Change in unrealized gains (losses)          458     (4,056)     19,292        5,181    (18,618)     2,112
                                        --------   --------   ---------   ----------   --------   --------
Increase (decrease) in net assets
   from operations                         5,108      2,496          28       (1,513)     4,881      4,834
                                        --------   --------   ---------   ----------   --------   --------
INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                      --         --          --           --         25        300
Benefit payments                              --    (14,609)         --      (56,669)        --    (12,088)
Payments on termination                  (56,946)   (43,151)   (498,738)     (60,853)    (5,077)    (2,363)
Contract Maintenance Charge                   --         --          --           --         --         --
Transfers among the sub-accounts
   and with the Fixed Account - net       42,097      4,148          84     (502,675)   (76,659)      (185)
                                        --------   --------   ---------   ----------   --------   --------
Increase (decrease) in net assets
   from contract transactions            (14,849)   (53,612)   (498,654)    (620,197)   (81,711)   (14,336)
                                        --------   --------   ---------   ----------   --------   --------
INCREASE (DECREASE) IN NET ASSETS         (9,741)   (51,116)   (498,626)    (621,710)   (76,830)    (9,502)
NET ASSETS AT BEGINNING OF PERIOD        170,491    221,607     652,414    1,274,124     76,830     86,332
                                        --------   --------   ---------   ----------   --------   --------
NET ASSETS AT END OF PERIOD             $160,750   $170,491   $ 153,788   $  652,414   $     --   $ 76,830
                                        ========   ========   =========   ==========   ========   ========
UNITS OUTSTANDING
   Units outstanding at beginning of
      period                              15,178     19,957      60,557      118,106      7,855      9,301
         Units issued                      3,752      2,124           7        5,682          2      1,253
         Units redeemed                   (5,004)    (6,903)    (46,557)     (63,231)    (7,857)    (2,699)
                                        --------   --------   ---------   ----------   --------   --------
   Units outstanding at end of period     13,926     15,178      14,007       60,557         --      7,855
                                        ========   ========   =========   ==========   ========   ========

(j)  On May 1, 2006, AIM V. I. Growth II merged into AIM V. I. Capital Appreciation II

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------

                                            AIM Variable           AIM Variable        AIM Variable
                                              Insurance             Insurance           Insurance
                                           Funds Series II       Funds Series II     Funds Series II
                                             Sub-Account           Sub-Account         Sub-Account
                                        --------------------   -------------------   ---------------
                                                                    AIM V. I.           AIM V. I.
                                           AIM V. I. High         International         Large Cap
                                               Yield II             Growth II           Growth II
                                        --------------------   -------------------   ---------------
                                           2006       2005       2006       2005       2006 (f)(h)
                                        ---------   --------   --------   --------   ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)            $  11,348   $ 57,080   $ (1,234)  $ (1,629)     $  (2,734)
Net realized gains (losses)               (10,118)     2,861     17,880      8,581         14,771
Change in unrealized gains (losses)        24,133    (41,644)    35,402     23,185         22,371
                                        ---------   --------   --------   --------      ---------
Increase (decrease) in net assets
   from operations                         25,363     18,297     52,048     30,137         34,408
                                        ---------   --------   --------   --------      ---------
INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                       --         --         --         --             --
Benefit payments                               --     (8,821)        --     (3,050)            --
Payments on termination                  (557,007)   (26,424)   (40,667)   (25,966)      (154,831)
Contract Maintenance Charge                    --         --         --         --             --
Transfers among the sub-accounts
   and with the Fixed Account - net        (6,406)   506,714      9,220     17,137        335,716
                                        ---------   --------   --------   --------      ---------
Increase (decrease) in net assets
   from contract transactions            (563,413)   471,469    (31,447)   (11,879)       180,885
                                        ---------   --------   --------   --------      ---------
INCREASE (DECREASE) IN NET ASSETS        (538,050)   489,766     20,601     18,258        215,293
NET ASSETS AT BEGINNING OF PERIOD         725,311    235,545    205,700    187,442             --
                                        ---------   --------   --------   --------      ---------
NET ASSETS AT END OF PERIOD             $ 187,261   $725,311   $226,301   $205,700      $ 215,293
                                        =========   ========   ========   ========      =========
UNITS OUTSTANDING
   Units outstanding at beginning of
      period                               55,954     18,319     13,822     14,618             --
         Units issued                       1,732     41,061        543      1,996         33,571
         Units redeemed                   (44,471)    (3,426)    (2,318)    (2,792)       (14,125)
                                        ---------   --------   --------   --------      ---------
   Units outstanding at end of period      13,215     55,954     12,047     13,822         19,446
                                        =========   ========   ========   ========      =========

(f)  For the period beginning June 12, 2006, and ended December 31, 2006
(h)  On June 12, 2006, AIM V. I. Blue Chip II merged into AIM V. I. Large Cap Growth II

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
-----------------------------------------------------------------------------------------------------------

                                            AIM Variable            AIM Variable           AIM Variable
                                              Insurance              Insurance               Insurance
                                           Funds Series II        Funds Series II         Funds Series II
                                             Sub-Account            Sub-Account             Sub-Account
                                        --------------------   ---------------------   --------------------
                                            AIM V. I. Mid
                                               Cap Core              AIM V. I.               AIM V. I.
                                              Equity II             Money Market II      Premier Equity II
                                        --------------------   ---------------------   --------------------
                                           2006       2005        2006        2005      2006 (k)     2005
                                        ---------   --------   ---------   ---------   ---------   --------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)            $  (7,569)  $ (9,421)  $   4,781   $   2,232   $     806   $ (3,057)
Net realized gains (losses)                88,942     31,360          --          --      67,521      2,080
Change in unrealized gains (losses)       (11,531)    19,545          --          --     (49,821)    15,340
                                        ---------   --------   ---------   ---------   ---------   --------
Increase (decrease) in net assets
   from operations                         69,842     41,484       4,781       2,232      18,506     14,363
                                        ---------   --------   ---------   ---------   ---------   --------
INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                    3,085    141,648          --       1,081          --     40,500
Benefit payments                               --     (4,353)         --     (13,882)         --         --
Payments on termination                  (126,000)   (36,459)   (187,111)   (156,165)     (2,421)    (8,279)
Contract Maintenance Charge                (2,072)    (1,511)         --          --        (278)      (773)
Transfers among the sub-accounts
   and with the Fixed Account - net        30,626     52,564      94,574       7,805    (390,479)    49,642
                                        ---------   --------   ---------   ---------   ---------   --------
Increase (decrease) in net assets
   from contract transactions             (94,361)   151,889     (92,537)   (161,161)   (393,178)    81,090
                                        ---------   --------   ---------   ---------   ---------   --------
INCREASE (DECREASE) IN NET ASSETS         (24,519)   193,373     (87,756)   (158,929)   (374,672)    95,453
NET ASSETS AT BEGINNING OF PERIOD         757,948    564,575     285,643     444,572     374,672    279,219
                                        ---------   --------   ---------   ---------   ---------   --------
NET ASSETS AT END OF PERIOD             $ 733,429   $757,948   $ 197,887   $ 285,643   $      --   $374,672
                                        =========   ========   =========   =========   =========   ========
UNITS OUTSTANDING
   Units outstanding at beginning of
      period                               63,491     49,329      29,174      45,744      35,322     28,670
         Units issued                       2,769     36,453      18,819       8,782       1,551     12,524
         Units redeemed                    (9,853)   (22,291)    (28,269)    (25,352)    (36,873)    (5,872)
                                        ---------   --------   ---------   ---------   ---------   --------
   Units outstanding at end of period      56,407     63,491      19,724      29,174          --     35,322
                                        =========   ========   =========   =========   =========   ========

(k)  On May 1, 2006, AIM V. I. Premier Equity II merged into AIM V. I. Core Equity II

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
---------------------------------------------------------------------------------------------------------

                                                                                          Alliance
                                                                                         Bernstein
                                           AIM Variable         AIM Variable              Variable
                                            Insurance            Insurance             Product Series
                                         Funds Series II      Funds Series II               Fund
                                           Sub-Account          Sub-Account             Sub-Account
                                        -----------------   -------------------   -----------------------
                                                                                          Alliance
                                            AIM V. I.            AIM V. I.               Bernstein
                                          Technology II         Utilities II               Growth
                                        -----------------   -------------------   -----------------------
                                          2006      2005      2006       2005        2006         2005
                                        -------   -------   --------   --------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)            $  (166)  $  (160)  $    563   $     33   $  (47,235)  $  (41,120)
Net realized gains (losses)                 159        23      7,329      7,529       64,176       76,283
Change in unrealized gains (losses)         842       138     (1,200)    (1,091)    (117,711)     266,423
                                        -------   -------   --------   --------   ----------   ----------
Increase (decrease) in net assets
   from operations                          835         1      6,692      6,471     (100,770)     301,586
                                        -------   -------   --------   --------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                     --        --         --         --      147,473      851,599
Benefit payments                             --        --         --     (8,574)     (28,168)    (146,167)
Payments on termination                    (677)     (200)   (11,708)   (24,387)    (302,826)     (97,938)
Contract Maintenance Charge                  --        --         --         --       (8,367)      (4,938)
Transfers among the sub-accounts
   and with the Fixed Account - net           1      (180)    (2,143)      (196)     (22,731)     220,359
                                        -------   -------   --------   --------   ----------   ----------
Increase (decrease) in net assets
   from contract transactions              (676)     (380)   (13,851)   (33,157)    (214,619)     822,915
                                        -------   -------   --------   --------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS           159      (379)    (7,159)   (26,686)    (315,389)   1,124,501
NET ASSETS AT BEGINNING OF PERIOD         9,927    10,306     28,515     55,201    3,000,111    1,875,610
                                        -------   -------   --------   --------   ----------   ----------
NET ASSETS AT END OF PERIOD             $10,086   $ 9,927   $ 21,356   $ 28,515   $2,684,722   $3,000,111
                                        =======   =======   ========   ========   ==========   ==========
UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                897       934      2,034      4,522      251,153      203,243
         Units issued                        --        --        217        776       30,822      224,123
         Units redeemed                     (55)      (37)    (1,011)    (3,264)     (56,768)    (176,213)
                                        -------   -------   --------   --------   ----------   ----------
   Units outstanding at end of period       842       897      1,240      2,034      225,207      251,153
                                        =======   =======   ========   ========   ==========   ==========

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
--------------------------------------------------------------------------------------------------------------

                                                Alliance                 Alliance               Alliance
                                                Bernstein                Bernstein              Bernstein
                                                Variable                 Variable               Variable
                                             Product Series           Product Series         Product Series
                                                  Fund                     Fund                   Fund
                                               Sub-Account              Sub-Account            Sub-Account
                                        ------------------------   --------------------   --------------------
                                                Alliance                 Alliance               Alliance
                                                Bernstein                Bernstein              Bernstein
                                                 Growth &              International            Large Cap
                                                  Income                   Value                 Growth
                                        ------------------------   --------------------   --------------------
                                            2006          2005        2006     2005 (ai)    2006        2005
                                        -----------   ----------   ---------   --------   ---------   --------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)            $   (21,314)  $  (15,459)  $  (2,293)  $ (1,860)  $  (9,950)  $ (9,183)
Net realized gains (losses)                 549,435      135,898      32,864      9,194      (6,176)   (20,303)
Change in unrealized gains (losses)         376,653       68,971     139,223     23,112      11,091    108,644
                                        -----------   ----------   ---------   --------   ---------   --------
Increase (decrease) in net assets
   from operations                          904,774      189,410     169,794     30,446      (5,035)    79,158
                                        -----------   ----------   ---------   --------   ---------   --------
INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                      3,996      110,961     307,424    245,331       1,600         --
Benefit payments                            (59,789)    (116,015)         --         --     (21,115)        --
Payments on termination                    (869,670)    (443,624)   (101,779)      (949)   (211,247)   (47,227)
Contract Maintenance Charge                 (13,157)     (12,399)     (2,364)      (657)     (1,122)    (1,132)
Transfers among the sub-accounts
   and with the Fixed Account - net        (192,886)      19,659     156,367     67,816     260,504     48,311
                                        -----------   ----------   ---------   --------   ---------   --------
Increase (decrease) in net assets
   from contract transactions            (1,131,506)    (441,418)    359,648    311,541      28,620        (48)
                                        -----------   ----------   ---------   --------   ---------   --------
INCREASE (DECREASE) IN NET ASSETS          (226,732)    (252,008)    529,442    341,987      23,585     79,110
NET ASSETS AT BEGINNING OF PERIOD         6,594,060    6,846,068     341,987         --     736,233    657,123
                                        -----------   ----------   ---------   --------   ---------   --------
NET ASSETS AT END OF PERIOD             $ 6,367,328   $6,594,060   $ 871,429   $341,987   $ 759,818   $736,233
                                        ===========   ==========   =========   ========   =========   ========
UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                542,541      585,600      28,796         --      89,170     91,751
         Units issued                        26,104       74,400      35,679     45,854      44,901     13,564
         Units redeemed                    (114,040)    (117,459)     (9,186)   (17,058)    (37,836)   (16,145)
                                        -----------   ----------   ---------   --------   ---------   --------
   Units outstanding at end of period       454,605      542,541      55,289     28,796      96,235     89,170
                                        ===========   ==========   =========   ========   =========   ========

(ai) For the period beginning April 29, 2005 and ended December 31, 2005

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
-------------------------------------------------------------------------------------------------------------

                                                Alliance                Alliance               Alliance
                                                Bernstein               Bernstein              Bernstein
                                                Variable                Variable               Variable
                                             Product Series          Product Series         Product Series
                                                  Fund                    Fund                   Fund
                                               Sub-Account             Sub-Account            Sub-Account
                                        -----------------------   --------------------   --------------------
                                                Alliance
                                                Bernstein               Alliance               Alliance
                                              Small/Mid Cap             Bernstein              Bernstein
                                                  Value               Utility Income             Value
                                        -----------------------   --------------------   --------------------
                                           2006         2005        2006     2005 (ai)     2006     2005 (ai)
                                        ----------   ----------   --------   ---------   --------   ---------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)            $  (45,254)  $  (29,136)  $    593    $  (155)   $   (196)   $  (46)
Net realized gains (losses)                293,565      114,957        438     (1,104)      1,872      (141)
Change in unrealized gains (losses)        111,827       57,587     19,353      2,340       2,044       320
                                        ----------   ----------   --------    -------    --------    ------
Increase (decrease) in net assets
   from operations                         360,138      143,408     20,384      1,081       3,720       133
                                        ----------   ----------   --------    -------    --------    ------
INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                   162,495      537,719     18,042     69,824      25,072     6,400
Benefit payments                            (1,987)     (33,273)        --         --          --        --
Payments on termination                   (390,468)     (29,775)    (1,196)      (321)    (14,624)       --
Contract Maintenance Charge                (15,780)     (12,523)      (320)       (46)        (54)       (1)
Transfers among the sub-accounts
   and with the Fixed Account - net        (31,118)     156,740     10,746      7,512        (517)     (238)
                                        ----------   ----------   --------    -------    --------    ------
Increase (decrease) in net assets
   from contract transactions             (276,858)     618,888     27,272     76,969       9,877     6,161
                                        ----------   ----------   --------    -------    --------    ------
INCREASE (DECREASE) IN NET ASSETS           83,280      762,296     47,656     78,050      13,597     6,294
NET ASSETS AT BEGINNING OF PERIOD        2,931,759    2,169,463     78,050         --       6,294        --
                                        ----------   ----------   --------    -------    --------    ------
NET ASSETS AT END OF PERIOD             $3,015,039   $2,931,759   $125,706    $78,050    $ 19,891    $6,294
                                        ==========   ==========   ========    =======    ========    ======
UNITS OUTSTANDING
   Units outstanding at beginning of
      period                               175,516      136,165      7,130         --         587        --
         Units issued                       13,501      111,663      2,622     13,233       2,213     1,161
         Units redeemed                    (28,269)     (72,312)      (305)    (6,103)     (1,239)     (574)
                                        ----------   ----------   --------    -------    --------    ------
   Units outstanding at end of period      160,748      175,516      9,447      7,130       1,561       587
                                        ==========   ==========   ========    =======    ========    ======

(ai) For the period beginning April 29, 2005 and ended December 31, 2005

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
---------------------------------------------------------------------------------------------------------------

                                                                                                  Dreyfus
                                                                                                  Socially
                                            Delaware Group            Delaware Group            Responsible
                                           Premium Fund, Inc         Premium Fund, Inc        Growth Fund, Inc
                                              Sub-Account               Sub-Account             Sub-Account
                                        -----------------------   -----------------------   -------------------
                                                                                                  Dreyfus
                                            Delaware VIP GP                                       Socially
                                               Small Cap              Delaware VIP GP            Responsible
                                                 Value                     Trend                 Growth Fund
                                        -----------------------   -----------------------   -------------------
                                           2006         2005         2006         2005        2006       2005
                                        ----------   ----------   ----------   ----------   --------   --------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)            $  (38,399)  $  (29,833)  $  (14,577)  $  (13,123)  $ (2,881)  $ (3,087)
Net realized gains (losses)                373,418      297,607       56,309       18,580       (405)    (2,059)
Change in unrealized gains (losses)        183,573        4,273       25,984       53,040     22,624     10,616
                                        ----------   ----------   ----------   ----------   --------   --------
Increase (decrease) in net assets
   from operations                         518,592      272,047       67,716       58,497     19,338      5,470
                                        ----------   ----------   ----------   ----------   --------   --------
INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                    16,255       51,681        3,823       19,385         --        750
Benefit payments                           (21,582)     (24,693)     (57,024)      (5,193)    (1,065)        --
Payments on termination                   (259,954)    (152,604)    (109,428)     (71,810)    (7,154)   (15,245)
Contract Maintenance Charge                 (1,721)      (1,777)        (338)        (366)      (214)      (269)
Transfers among the sub-accounts
   and with the Fixed Account - net        377,278      173,397       35,140      105,770     10,550     (2,614)
                                        ----------   ----------   ----------   ----------   --------   --------
Increase (decrease) in net assets
   from contract transactions              110,276       46,004     (127,827)      47,786      2,117    (17,378)
                                        ----------   ----------   ----------   ----------   --------   --------
INCREASE (DECREASE) IN NET ASSETS          628,868      318,051      (60,111)     106,283     21,455    (11,908)
NET ASSETS AT BEGINNING OF PERIOD        3,569,173    3,251,122    1,149,692    1,043,409    244,390    256,298
                                        ----------   ----------   ----------   ----------   --------   --------
NET ASSETS AT END OF PERIOD             $4,198,041   $3,569,173   $1,089,581   $1,149,692   $265,845   $244,390
                                        ==========   ==========   ==========   ==========   ========   ========
UNITS OUTSTANDING
   Units outstanding at beginning of
      period                               164,545      161,968      121,053      114,857     36,879     39,582
         Units issued                       22,887       19,326       12,895       17,953      1,698        156
         Units redeemed                    (18,770)     (16,749)     (25,982)     (11,757)    (1,379)    (2,859)
                                        ----------   ----------   ----------   ----------   --------   --------
   Units outstanding at end of period      168,662      164,545      107,966      121,053     37,198     36,879
                                        ==========   ==========   ==========   ==========   ========   ========

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------

                                                                        Dreyfus                  Dreyfus
                                                                       Variable                  Variable
                                             Dreyfus Stock            Investment                Investment
                                              Index Fund                 Fund                      Fund
                                              Sub-Account             Sub-Account              Sub-Account
                                        -----------------------   --------------------   -----------------------
                                             Dreyfus Stock            VIF Capital               VIF Money
                                               Index Fund             Appreciation                Market
                                        -----------------------   --------------------   -----------------------
                                           2006         2005         2006       2005        2006         2005
                                        ----------   ----------   ---------   --------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)            $   25,365   $   21,694   $   2,173   $(10,136)  $   94,054   $   42,685
Net realized gains (losses)                116,392       48,079      26,299      4,635           --           --
Change in unrealized gains (losses)        681,227      131,328      85,670     29,797           --           --
                                        ----------   ----------   ---------   --------   ----------   ----------
Increase (decrease) in net assets
   from operations                         822,984      201,101     114,142     24,296       94,054       42,685
                                        ----------   ----------   ---------   --------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                    24,633       51,320         602      2,803      106,650       64,140
Benefit payments                           (72,076)     (12,557)         --         --      (96,323)     (47,643)
Payments on termination                   (395,483)    (281,455)   (107,418)   (52,274)    (695,945)    (180,737)
Contract Maintenance Charge                 (2,719)      (2,879)       (181)      (197)      (1,407)      (1,624)
Transfers among the sub-accounts
   and with the Fixed Account - net         66,591      217,126     (24,624)      (149)     170,712      (54,977)
                                        ----------   ----------   ---------   --------   ----------   ----------
Increase (decrease) in net assets
   from contract transactions             (379,054)     (28,445)   (131,621)   (49,817)    (516,313)    (220,841)
                                        ----------   ----------   ---------   --------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS          443,930      172,656     (17,479)   (25,521)    (422,259)    (178,156)
NET ASSETS AT BEGINNING OF PERIOD        6,045,008    5,872,352     822,434    847,955    3,089,426    3,267,582
                                        ----------   ----------   ---------   --------   ----------   ----------
NET ASSETS AT END OF PERIOD             $6,488,938   $6,045,008   $ 804,955   $822,434   $2,667,167   $3,089,426
                                        ==========   ==========   =========   ========   ==========   ==========
UNITS OUTSTANDING
   Units outstanding at beginning of
      period                               674,891      677,883      87,877     93,398      307,461      329,692
      Units issued                          28,839       44,602       3,369      1,244      327,522       68,945
      Units redeemed                       (68,619)     (47,594)    (16,477)    (6,765)    (378,008)     (91,176)
                                        ----------   ----------   ---------   --------   ----------   ----------
   Units outstanding at end of period      635,111      674,891      74,769     87,877      256,975      307,461
                                        ==========   ==========   =========   ========   ==========   ==========

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
------------------------------------------------------------------------------------------------------------

                                           DWS Variable           DWS Variable           DWS Variable
                                        Investment Series I    Investment Series I   Investment Series I
                                          Sub-Account (l)        Sub-Account (l)       Sub-Account (l)
                                        -------------------   --------------------   -----------------------
                                              DWS VIP                DWS VIP                DWS VIP
                                             Bond A (m)       Capital Growth A (n)   Growth and Income A (o)
                                        -------------------   --------------------   -----------------------
                                          2006       2005        2006       2005        2006         2005
                                        --------   --------   --------   ---------   ---------    ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)             $ 1,321    $ 1,198    $   (5)    $  (15)     $     5       $   42
Net realized gains (losses)                   52        398         1         (1)         884           --
Change in unrealized gains (losses)          339       (819)      256        343         (194)         369
                                         -------    -------    ------     ------      -------       ------
Increase (decrease) in net assets
   from operations                         1,712        777       252        327          695          411
                                         -------    -------    ------     ------      -------       ------
INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                      --         --        --         --           --           --
Benefit payments                              --         --        --         --           --           --
Payments on termination                       --         --        --         --       (3,905)          --
Contract Maintenance Charge                   --         --        --         --           --           --
Transfers among the sub-accounts
   and with the Fixed Account - net          (1)        (1)       --       2,922          (60)          (1)
                                         -------    -------    ------     ------      -------       ------
Increase (decrease) in net assets
   from contract transactions                 (1)        (1)       --      2,922       (3,965)          (1)
                                         -------    -------    ------     ------      -------       ------
INCREASE (DECREASE) IN NET ASSETS          1,711        776       252      3,249       (3,270)         410
NET ASSETS AT BEGINNING OF PERIOD         43,958     43,182     3,249         --        8,194        7,784
                                         -------    -------    ------     ------      -------       ------
NET ASSETS AT END OF PERIOD              $45,669    $43,958    $3,501     $3,249      $ 4,924       $8,194
                                         =======    =======    ======     ======      =======       ======
UNITS OUTSTANDING
   Units outstanding at beginning of
      period                               3,283      3,283       307         --          820          820
         Units issued                         --         --        --        307           --           --
         Units redeemed                       --         --        --         --         (385)          --
                                         -------    -------    ------     ------      -------       ------
   Units outstanding at end of period      3,283      3,283       307        307          435          820
                                         =======    =======    ======     ======      =======       ======

(l)  Previously known as Scudder Variable Series I Sub- Account
(m)  Previously known as Bond
(n)  Previously known as Capital Growth
(o)  Previously known as Growth & Income

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
------------------------------------------------------------------------------------------------------------

                                           DWS Variable          DWS Variable             DWS Variable
                                        Investment Series I   Investment Series I     Investment Series II
                                          Sub-Account (l)       Sub-Account (l)         Sub-Account (p)
                                        -------------------   -------------------   ------------------------
                                              DWS VIP               DWS VIP                 DWS VIP
                                         International (q)     Money Market A (r)        Balanced A (t)
                                        -------------------   -------------------   ------------------------
                                          2006       2005     2006 (s)     2005       2006     2005 (ai)(ak)
                                        --------   --------   --------   --------   --------   -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)            $     55    $   35    $  1,174    $   219    $    (6)     $  (19)
Net realized gains (losses)                   (4)      (10)         --         --        342          (1)
Change in unrealized gains (losses)        1,018       544          --         --       (225)        225
                                        --------    ------    --------    -------    -------      ------
Increase (decrease) in net assets
   from operations                         1,069       569       1,174        219        111         205
                                        --------    ------    --------    -------    -------      ------
INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                      --        --          --         --         --          --
Benefit payments                              --        --          --         --         --          --
Payments on termination                       --        --      (5,000)        --     (3,542)         --
Contract Maintenance Charge                   --        --          --         --         --          --
Transfers among the sub-accounts
   and with the Fixed Account - net            1        --      (7,940)        --        (34)      3,260
                                        --------    ------    --------    -------    -------      ------
Increase (decrease) in net assets
   from contract transactions                  1        --     (12,940)        --     (3,576)      3,260
                                        --------    ------    --------    -------    -------      ------
INCREASE (DECREASE) IN NET ASSETS          1,070       569     (11,766)       219     (3,465)      3,465
NET ASSETS AT BEGINNING OF PERIOD          4,273     3,704      11,766     11,547      3,465          --
                                        --------    ------    --------    -------    -------      ------
NET ASSETS AT END OF PERIOD             $  5,343    $4,273    $     --    $11,766    $    --      $3,465
                                        ========    ======    ========    =======    =======      ======
UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                 366       366       1,009      1,009        326          --
         Units issued                         --        --       5,330         --         --         326
         Units redeemed                       --        --      (6,339)        --       (326)         --
                                        --------    ------    --------    -------    -------      ------
   Units outstanding at end of period        366       366          --      1,009         --         326
                                        ========    ======    ========    =======    =======      ======

(l)  Previously known as Scudder Variable Series I Sub-Account
(p)  Previously known as Scudder Variable Series II Sub-Account
(q)  Previously known as International
(r)  Previously known as Money Market
(s)  On November 3, 2006, DWS Money Market A merged into DWS Money Market A II
(t)  Previously known as Total Return
(ai) For the period beginning April 29, 2005 and ended December 31, 2005
(ak) On April 29, 2005, Balanced merged into Total Return

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------

                                                                                          Fidelity
                                         DWS Variable                                     Variable
                                          Investment          DWS Variable                Insurance
                                           Series II      Investment Series II          Products Fund
                                        Sub-Account (s)     Sub-Account (s)              Sub-Account
                                        ---------------   ----------------------   -----------------------
                                         DWS VIP Money           DWS VIP
                                          Market A II     Small Cap Growth A (v)        VIP Contrafund
                                        ---------------   ----------------------   -----------------------
                                          2006 (s)(u)        2006    2005 (aj)        2006         2005
                                        ---------------     ------   ---------     -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                $   327         $  (23)   $  (14)      $    1,765   $  (43,655)
Net realized gains (losses)                      --              2         1          664,813       69,267
Change in unrealized gains (losses)              --            160       439         (112,078)     647,472
                                            -------         ------    ------       ----------   ----------
Increase (decrease) in net assets
   from operations                              327            139       426          554,500      673,084
                                            -------         ------    ------       ----------   ----------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                         --             --        --           27,491      212,722
Benefit payments                                 --             --        --          (10,209)          --
Payments on termination                      (1,000)            --        --         (490,406)    (186,722)
Contract Maintenance Charge                      --             --        --           (2,351)      (2,167)
Transfers among the sub-accounts
   and with the Fixed Account - net          71,717             --     2,645          489,381      795,476
                                            -------         ------    ------       ----------   ----------
Increase (decrease) in net assets
   from contract transactions                70,717             --     2,645           13,906      819,309
                                            -------         ------    ------       ----------   ----------
INCREASE (DECREASE) IN NET ASSETS            71,044            139     3,071          568,406    1,492,393
NET ASSETS AT BEGINNING OF PERIOD                --          3,071        --        5,184,821    3,692,428
                                            -------         ------    ------       ----------   ----------
NET ASSETS AT END OF PERIOD                 $71,044         $3,210    $3,071       $5,753,227   $5,184,821
                                            =======         ======    ======       ==========   ==========

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                     --            265        --          417,035      341,822
         Units issued                        13,130             --       265           62,219      109,892
         Units redeemed                      (6,072)            --        --          (59,986)     (34,679)
                                            -------         ------    ------       ----------   ----------
   Units outstanding at end of period         7,058            265       265          419,268      417,035
                                            =======         ======    ======       ==========   ==========

(p)  Previously known as Scudder Variable Series II Sub-Account
(s)  On November 3, 2006, DWS Money Market A merged into DWS Money Market A II
(u)  For the period beginning November 3, 2006 and ended December 31, 2006
(v)  Previously known as Small Cap Growth
(aj) On April 29, 2005, 21st Century Growth merged into Small Cap Growth

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
---------------------------------------------------------------------------------------------------------------

                                                 Fidelity                 Fidelity                Fidelity
                                                 Variable                 Variable                Variable
                                                Insurance                Insurance               Insurance
                                              Products Fund            Products Fund           Products Fund
                                               Sub-Account              Sub-Account             Sub-Account
                                        -----------------------   -----------------------   -------------------
                                                  VIP                       VIP                 VIP Growth
                                             Equity-Income              VIP Growth             Opportunities
                                        -----------------------   -----------------------   -------------------
                                           2006         2005         2006         2005        2006       2005
                                        ----------   ----------   ----------   ----------   --------   --------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)            $  110,098   $   17,644   $  (39,849)  $  (32,792)  $ (3,399)  $ (2,519)
Net realized gains (losses)                787,670      223,876       82,165       23,752     19,174      3,480
Change in unrealized gains (losses)         22,647      (13,725)     205,911      207,903     14,639     51,869
                                        ----------   ----------   ----------   ----------   --------   --------
Increase (decrease) in net assets
   from operations                         920,415      227,795      248,227      198,863     30,414     52,830
                                        ----------   ----------   ----------   ----------   --------   --------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                    13,849       43,659       24,992      166,206      5,600     18,980
Benefit payments                          (123,450)     (26,602)      (9,603)     (11,324)        --         --
Payments on termination                   (411,103)    (251,468)    (510,094)    (241,591)   (17,868)   (22,638)
Contract Maintenance Charge                 (2,193)      (2,305)      (1,767)      (1,726)      (261)      (281)
Transfers among the sub-accounts
   and with the Fixed Account - net       (141,407)     182,435      410,097       69,926    (68,597)    61,719
                                        ----------   ----------   ----------   ----------   --------   --------
Increase (decrease) in net assets
   from contract transactions             (664,304)     (54,281)     (86,375)     (18,509)   (81,126)    57,780
                                        ----------   ----------   ----------   ----------   --------   --------
INCREASE (DECREASE) IN NET ASSETS          256,111      173,514      161,852      180,354    (50,712)   110,610
NET ASSETS AT BEGINNING OF PERIOD        5,213,011    5,039,497    4,482,486    4,302,132    733,360    622,750
                                        ----------   ----------   ----------   ----------   --------   --------
NET ASSETS AT END OF PERIOD             $5,469,122   $5,213,011   $4,644,338   $4,482,486   $682,648   $733,360
                                        ==========   ==========   ==========   ==========   ========   ========

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                               422,755      427,303      641,501      642,178     82,379     75,230
         Units issued                       17,800       29,623       76,753       75,945      3,327     12,431
         Units redeemed                    (66,919)     (34,171)     (89,057)     (76,622)   (12,078)    (5,282)
                                        ----------   ----------   ----------   ----------   --------   --------
   Units outstanding at end of period      373,636      422,755      629,197      641,501     73,628     82,379
                                        ==========   ==========   ==========   ==========   ========   ========

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
-------------------------------------------------------------------------------------------------------------------

                                                Fidelity                  Fidelity                  Fidelity
                                                Variable                  Variable                  Variable
                                               Insurance                 Insurance                 Insurance
                                             Products Fund             Products Fund             Products Fund
                                              Sub-Account               Sub-Account               Sub-Account
                                        -----------------------   -----------------------   -----------------------
                                               VIP High                                         VIP Investment
                                                 Income               VIP Index 500               Grade Bond
                                        -----------------------   -----------------------   -----------------------
                                           2006         2005         2006         2005         2006         2005
                                        ----------   ----------   ----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)            $   63,185   $  139,631   $   20,636   $   14,328   $   67,368   $   58,860
Net realized gains (losses)                  6,823        2,474       79,175       28,597      (18,296)      49,334
Change in unrealized gains (losses)         30,107     (127,338)     441,587       95,451       16,172      (85,155)
                                        ----------   ----------   ----------   ----------   ----------   ----------
Increase (decrease) in net assets
   from operations                         100,115       14,767      541,398      138,376       65,244       23,039
                                        ----------   ----------   ----------   ----------   ----------   ----------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                     2,895       25,725       66,835      163,345       28,558       98,109
Benefit payments                                --           --       (5,642)     (19,696)      (3,678)     (50,333)
Payments on termination                   (182,487)     (64,111)    (350,772)    (266,116)    (184,686)    (197,045)
Contract Maintenance Charge                   (361)        (373)      (1,281)      (1,179)      (1,067)      (1,116)
Transfers among the sub-accounts
   and with the Fixed Account - net         61,354       12,929      (31,585)     589,769     (162,013)      36,656
                                        ----------   ----------   ----------   ----------   ----------   ----------
Increase (decrease) in net assets
   from contract transactions             (118,599)     (25,830)    (322,445)     466,123     (322,886)    (113,729)
                                        ----------   ----------   ----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS          (18,484)     (11,063)     218,953      604,499     (257,642)     (90,690)
NET ASSETS AT BEGINNING OF PERIOD        1,038,894    1,049,957    3,981,488    3,376,989    2,464,347    2,555,037
                                        ----------   ----------   ----------   ----------   ----------   ----------
NET ASSETS AT END OF PERIOD             $1,020,410   $1,038,894   $4,200,441   $3,981,488   $2,206,705   $2,464,347
                                        ==========   ==========   ==========   ==========   ==========   ==========

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                               100,757      103,283      460,874      404,672      187,058      195,735
         Units issued                        7,568        4,983       22,493      108,423       16,310       18,970
         Units redeemed                    (18,242)      (7,509)     (57,962)     (52,221)     (40,834)     (27,647)
                                        ----------   ----------   ----------   ----------   ----------   ----------
   Units outstanding at end of period       90,083      100,757      425,405      460,874      162,534      187,058
                                        ==========   ==========   ==========   ==========   ==========   ==========

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
---------------------------------------------------------------------------------------------------------------------------

                                                                       Fidelity            Fidelity           Fidelity
                                               Fidelity                Variable            Variable           Variable
                                               Variable               Insurance            Insurance         Insurance
                                               Insurance            Products Fund        Products Fund     Products Fund
                                             Products Fund        (Service Class 2)    (Service Class 2)  (Service Class 2)
                                              Sub-Account            Sub-Account          Sub-Account        Sub-Account
                                        ----------------------  ---------------------  -----------------  -----------------
                                                                                         VIP Freedom        VIP Freedom
                                                   VIP              VIP Contrafund      2010 Portfolio     2020 Portfolio
                                              VIP Overseas        (Service Class 2)    (Service Class 2)  (Service Class 2)
                                        ----------------------  ---------------------  -----------------  -----------------
                                           2006        2005        2006     2005 (ai)       2006 (w)           2006 (w)
                                        ----------  ----------  ----------  ---------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)            $   (8,109) $   (8,354) $   (6,054) $ (2,813)      $  1,267           $  1,514
Net realized gains (losses)                182,566      29,555     234,312     5,910            420              1,323
Change in unrealized gains (losses)        120,263     215,553     (37,886)   27,466          1,065              4,931
                                        ----------  ----------  ----------  --------       --------           --------
Increase (decrease) in net assets
   from operations                         294,720     236,754     190,372    30,563          2,752              7,768
                                        ----------  ----------  ----------  --------       --------           --------
INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                    11,439      13,237   1,004,506   468,897          2,000            123,365
Benefit payments                           (16,205)         --          --   (20,947)            --                 --
Payments on termination                   (151,252)    (54,981)   (406,650)     (201)        (1,320)           (11,388)
Contract Maintenance Charge                   (609)       (558)     (3,298)     (755)            --                (29)
Transfers among the sub-accounts
   and with the Fixed Account - net        293,206     172,142   1,324,111   181,513         99,776             45,052
                                        ----------  ----------  ----------  --------       --------           --------
Increase (decrease) in net assets
   from contract transactions              136,579     129,840   1,918,669   628,507        100,456            157,000
                                        ----------  ----------  ----------  --------       --------           --------
INCREASE (DECREASE) IN NET ASSETS          431,299     366,594   2,109,041   659,070        103,208            164,768
NET ASSETS AT BEGINNING OF PERIOD        1,612,867   1,246,273     659,070        --             --                 --
                                        ----------  ----------  ----------  --------       --------           --------
NET ASSETS AT END OF PERIOD             $2,044,166  $1,612,867  $2,768,111  $659,070       $103,208           $164,768
                                        ==========  ==========  ==========  ========       ========           ========
UNITS OUTSTANDING
   Units outstanding at beginning of
      period                               153,756     139,386      55,420        --             --                 --
         Units issued                      105,117      31,366     238,077    89,683          9,983             16,907
         Units redeemed                    (91,330)    (16,996)    (43,376)  (34,263)          (135)            (1,231)
                                        ----------  ----------  ----------  --------       --------           --------
   Units outstanding at end of period      167,543     153,756     250,121    55,420          9,848             15,676
                                        ==========  ==========  ==========  ========       ========           ========

(w)  For the period beginning May 1, 2006, and ended December 31, 2006
(ai) For the period beginning April 29, 2005 and ended December 31, 2005

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
--------------------------------------------------------------------------------------------------------------------

                                             Fidelity           Fidelity           Fidelity            Fidelity
                                             Variable           Variable           Variable            Variable
                                            Insurance          Insurance          Insurance           Insurance
                                          Products Fund      Products Fund      Products Fund       Products Fund
                                        (Service Class 2)  (Service Class 2)  (Service Class 2)   (Service Class 2)
                                           Sub-Account        Sub-Account        Sub-Account         Sub-Account
                                        -----------------  -----------------  -----------------  -------------------
                                           VIP Freedom        VIP Freedom        VIP Freedom         VIP Growth &
                                          2030 Portfolio      Growth Stock          Income              Income
                                        (Service Class 2)  (Service Class 2)  (Service Class 2)   (Service Class 2)
                                        -----------------  -----------------  -----------------  -------------------
                                            2006 (w)            2006 (w)           2006 (w)        2006    2005 (ai)
                                        -----------------  -----------------  -----------------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $  3,035           $   (25)          $   2,773      $ (1,820)  $   (574)
Net realized gains (losses)                     3,377                --                 497         4,129        597
Change in unrealized gains (losses)            12,948              (109)             (2,464)       15,386      5,718
                                             --------           -------           ---------      --------   --------
Increase (decrease) in net assets
   from operations                             19,360              (134)                806        17,695      5,741
                                             --------           -------           ---------      --------   --------
INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                       39,954            10,783              41,233       122,721     89,642
Benefit payments                                   --                --                  --            --         --
Payments on termination                            --                --                  --        (9,361)      (305)
Contract Maintenance Charge                        --                --                  --          (414)       (46)
Transfers among the sub-accounts
   and with the Fixed Account - net           265,893             1,796              67,502         3,851      6,075
                                             --------           -------           ---------      --------   --------
Increase (decrease) in net assets
   from contract transactions                 305,847            12,579             108,735       116,797     95,366
                                             --------           -------           ---------      --------   --------
INCREASE (DECREASE) IN NET ASSETS             325,207            12,445             109,541       134,492    101,107
NET ASSETS AT BEGINNING OF PERIOD                  --                --                  --       101,107         --
                                             --------           -------           ---------      --------   --------
NET ASSETS AT END OF PERIOD                  $325,207           $12,445           $ 109,541      $235,599   $101,107
                                             ========           =======           =========      ========   ========
UNITS OUTSTANDING
   Units outstanding at beginning of
         period                                    --                --                  --         9,113         --
         Units issued                          30,916             1,276              10,560        10,787     15,955
         Units redeemed                            --                --                  --          (768)    (6,842)
                                             --------           -------           ---------      --------   --------
   Units outstanding at end of period          30,916             1,276              10,560        19,132      9,113
                                             ========           =======           =========      ========   ========

(w)  For the period beginning May 1, 2006, and ended December 31, 2006
(ai) For the period beginning April 29, 2005 and ended December 31, 2005

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
-----------------------------------------------------------------------------------------------------

                                              Fidelity            Fidelity             Fidelity
                                              Variable            Variable             Variable
                                             Insurance           Insurance            Insurance
                                           Products Fund       Products Fund        Products Fund
                                         (Service Class 2)   (Service Class 2)    (Service Class 2)
                                            Sub-Account         Sub-Account          Sub-Account
                                        -------------------  -----------------  ---------------------
                                          VIP High Income      VIP Index 500          VIP MidCap
                                         (Service Class 2)   (Service Class 2)    (Service Class 2)
                                        -------------------  -----------------  ---------------------
                                          2006    2005 (ai)      2006 (w)          2006     2005 (ai)
                                        --------  ---------  -----------------  ----------  ---------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)            $ 12,441  $  8,102       $ (2,040)      $  (13,373) $ (1,943)
Net realized gains (losses)                1,552       197          4,041           48,193     6,507
Change in unrealized gains (losses)        5,060    (6,658)        26,484           73,202    19,921
                                        --------  --------       --------       ----------  --------
Increase (decrease) in net assets
   from operations                        19,053     1,641         28,485          108,022    24,485
                                        --------  --------       --------       ----------  --------
INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                  90,716    90,449        167,032          749,156   236,737
Benefit payments                              --        --             --               --        --
Payments on termination                  (21,279)     (591)        (2,090)         (90,952)     (454)
Contract Maintenance Charge                 (730)     (138)            (3)          (1,628)      (79)
Transfers among the sub-accounts
   and with the Fixed Account - net       (8,126)   44,765        149,878          345,149    47,393
                                        --------  --------       --------       ----------  --------
Increase (decrease) in net assets
   from contract transactions             60,581   134,485        314,817        1,001,725   283,597
                                        --------  --------       --------       ----------  --------
INCREASE (DECREASE) IN NET ASSETS         79,634   136,126        343,302        1,109,747   308,082
NET ASSETS AT BEGINNING OF PERIOD        136,126        --             --          308,082        --
                                        --------  --------       --------       ----------  --------
NET ASSETS AT END OF PERIOD             $215,760  $136,126       $343,302       $1,417,829  $308,082
                                        ========  ========       ========       ==========  ========
UNITS OUTSTANDING
   Units outstanding at beginning of
      period                              13,002        --             --           25,461        --
         Units issued                     10,657    20,328         37,700          120,803    43,311
         Units redeemed                   (4,812)   (7,326)        (5,996)         (13,833)  (17,850)
                                        --------  --------       --------       ----------  --------
   Units outstanding at end of period     18,847    13,002         31,704          132,431    25,461
                                        ========  ========       ========       ==========  ========

(w)  For the period beginning May 1, 2006, and ended December 31, 2006
(ai) For the period beginning April 29, 2005 and ended December 31, 2005

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
------------------------------------------------------------------------------------------------------------

                                            Fidelity              Franklin                  Franklin
                                            Variable             Templeton                  Templeton
                                            Insurance             Variable                  Variable
                                          Products Fund          Insurance                  Insurance
                                        (Service Class 2)      Products Trust            Products Trust
                                           Sub-Account          Sub-Account                Sub-Account
                                        -----------------   --------------------   -------------------------
                                            VIP Money          Franklin Flex             Franklin Growth
                                              Market             Cap Growth                 and Income
                                        (Service Class 2)        Securities                 Securities
                                        -----------------   --------------------   -------------------------
                                            2006 (w)          2006     2005 (ai)       2006          2005
                                        -----------------   --------   ---------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                $    597        $ (1,140)   $  (171)   $   111,921   $   116,159
Net realized gains (losses)                       --             131         19        777,186       131,580
Change in unrealized gains (losses)               --           3,460      1,947        906,181        (9,732)
                                            --------        --------    -------    -----------   -----------
Increase (decrease) in net
   assets from operations                        597           2,451      1,795      1,795,288       238,007
                                            --------        --------    -------    -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                      27,887         102,714         --        542,469     2,415,054
Benefit payments                                  --              --         --       (140,916)      (91,754)
Payments on termination                      (50,926)             --         --     (1,247,461)     (394,243)
Contract Maintenance Charge                       --            (205)      (152)       (46,370)      (32,659)
Transfers among the sub-accounts
   and with the Fixed Account - net           51,294           8,902     25,527        758,998     1,068,905
                                            --------        --------    -------    -----------   -----------
Increase (decrease) in net assets
   from contract transactions                 28,255         111,411     25,375       (133,280)    2,965,303
                                            --------        --------    -------    -----------   -----------
INCREASE (DECREASE) IN NET ASSETS             28,852         113,862     27,170      1,662,008     3,203,310
NET ASSETS AT BEGINNING OF PERIOD                 --          27,170         --     11,559,318     8,356,008
                                            --------        --------    -------    -----------   -----------
NET ASSETS AT END OF PERIOD                 $ 28,852        $141,032    $27,170    $13,221,326   $11,559,318
                                            ========        ========    =======    ===========   ===========
UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                      --           2,439         --        774,773       570,569
         Units issued                          7,785           9,936      3,046        140,401       286,982
         Units redeemed                       (4,966)           (166)      (607)      (144,126)      (82,778)
                                            --------        --------    -------    -----------   -----------
   Units outstanding at end of period          2,819          12,209      2,439        771,048       774,773
                                            ========        ========    =======    ===========   ===========

(w)  For the period beginning May 1, 2006, and ended December 31, 2006
(ai) For the period beginning April 29, 2005 and ended December 31, 2005

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
-------------------------------------------------------------------------------------------------------------------

                                             Franklin                  Franklin                    Franklin
                                             Templeton                 Templeton                  Templeton
                                             Variable                  Variable                    Variable
                                             Insurance                 Insurance                  Insurance
                                          Products Trust            Products Trust              Products Trust
                                            Sub-Account               Sub-Account                Sub-Account
                                        --------------------   -------------------------   ------------------------
                                                                                                Franklin Large
                                           Franklin High            Franklin Income               Cap Growth
                                          Income Sec 2 (x)             Securities                 Securities
                                        --------------------   -------------------------   ------------------------
                                           2006       2005         2006         2005          2006          2005
                                        ---------   --------   -----------   -----------   -----------   ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)            $  32,079   $ 24,537   $   365,331   $   154,233   $   (86,291)  $  (34,264)
Net realized gains (losses)                 2,746     12,288       286,782        20,210        75,887        5,885
Change in unrealized gains (losses)        11,645     (8,064)    2,283,887      (145,753)    1,188,735      109,061
                                        ---------   --------   -----------   -----------   -----------   ----------
Increase (decrease) in net assets
   from operations                         46,470     28,761     2,936,000        28,690     1,178,331       80,682
                                        ---------   --------   -----------   -----------   -----------   ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                      668     81,328     6,172,517     7,508,204     5,925,595    5,190,170
Benefit payments                          (11,397)    (3,522)     (233,795)      (82,918)      (60,596)     (18,075)
Payments on termination                  (118,586)   (10,831)   (2,347,015)     (451,280)   (1,030,922)     (44,306)
Contract Maintenance Charge                (2,437)    (2,129)      (45,050)      (12,873)      (32,643)      (3,898)
Transfers among the sub-accounts
   and with the Fixed Account - net        54,587    118,283     3,982,684     3,038,286     1,753,876    1,280,603
                                        ---------   --------   -----------   -----------   -----------   ----------
Increase (decrease) in net assets
   from contract transactions             (77,165)   183,129     7,529,341     9,999,419     6,555,310    6,404,494
                                        ---------   --------   -----------   -----------   -----------   ----------
INCREASE (DECREASE) IN NET ASSETS         (30,695)   211,890    10,465,341    10,028,109     7,733,641    6,485,176
NET ASSETS AT BEGINNING OF PERIOD         610,419    398,529    13,580,615     3,552,506     7,115,344      630,168
                                        ---------   --------   -----------   -----------   -----------   ----------
NET ASSETS AT END OF PERIOD             $ 579,724   $610,419   $24,045,956   $13,580,615   $14,848,985   $7,115,344
                                        =========   ========   ===========   ===========   ===========   ==========
UNITS OUTSTANDING
   Units outstanding at beginning of
      period                               56,121     37,246     1,207,491       315,776       679,646       59,865
         Units issued                       5,699     33,181       938,675     1,168,761       909,188      666,424
         Units redeemed                   (12,334)   (14,306)     (307,095)     (277,046)     (290,755)     (46,643)
                                        ---------   --------   -----------   -----------   -----------   ----------
   Units outstanding at end of period      49,486     56,121     1,839,071     1,207,491     1,298,079      679,646
                                        =========   ========   ===========   ===========   ===========   ==========

(x)  Previously known as Franklin High Income

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------

                                                Franklin                  Franklin                Franklin
                                                Templeton                 Templeton              Templeton
                                                Variable                  Variable                Variable
                                                Insurance                 Insurance              Insurance
                                             Products Trust            Products Trust          Products Trust
                                               Sub-Account               Sub-Account            Sub-Account
                                        -----------------------   -----------------------   --------------------
                                             Franklin Small
                                                Cap Value               Franklin U.S.              Mutual
                                                Securities                Government              Discovery
                                        -----------------------   -----------------------   --------------------
                                           2006         2005         2006         2005        2006     2005 (ai)
                                        ----------   ----------   ----------   ----------   --------   ---------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)            $  (81,507)  $  (41,836)  $  145,875   $  107,242   $ (1,665)   $   (12)
Net realized gains (losses)                548,783       80,328      (16,675)      (2,105)     3,456         --
Change in unrealized gains (losses)        732,724      382,338       10,953      (71,606)    39,710        106
                                        ----------   ----------   ----------   ----------   --------    -------
Increase (decrease) in net assets
   from operations                       1,200,000      420,830      140,153       33,531     41,501         94
                                        ----------   ----------   ----------   ----------   --------    -------
INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                 2,055,993    2,550,592      553,512    2,224,141    258,231     21,839
Benefit payments                           (29,453)     (31,967)     (30,862)          --         --         --
Payments on termination                   (692,955)    (163,785)    (660,191)    (172,298)      (362)        --
Contract Maintenance Charge                (28,557)     (14,594)     (22,205)      (9,202)      (204)        --
Transfers among the sub-accounts
   and with the Fixed Account - net        409,357      753,568      756,450    1,027,122    304,244        197
                                        ----------   ----------   ----------   ----------   --------    -------
Increase (decrease) in net assets
   from contract transactions            1,714,385    3,093,814      596,704    3,069,763    561,909     22,036
                                        ----------   ----------   ----------   ----------   --------    -------
INCREASE (DECREASE) IN NET ASSETS        2,914,385    3,514,644      736,857    3,103,294    603,410     22,130
NET ASSETS AT BEGINNING OF PERIOD        7,084,221    3,569,577    4,983,261    1,879,967     22,130         --
                                        ----------   ----------   ----------   ----------   --------    -------
NET ASSETS AT END OF PERIOD             $9,998,606   $7,084,221   $5,720,118   $4,983,261   $625,540    $22,130
                                        ==========   ==========   ==========   ==========   ========    =======
UNITS OUTSTANDING
   Units outstanding at beginning of
      period                               381,493      200,438      481,764      183,262      1,948         --
         Units issued                      176,576      206,062      157,921      388,691     68,359      1,948
         Units redeemed                    (84,843)     (25,007)     (99,966)     (90,189)   (14,849)        --
                                        ----------   ----------   ----------   ----------   --------    -------
   Units outstanding at end of period      473,226      381,493      539,719      481,764     55,458      1,948
                                        ==========   ==========   ==========   ==========   ========    =======

(ai) For the period beginning April 29, 2005 and ended December 31, 2005

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
-----------------------------------------------------------------------------------------------------------------

                                                Franklin                  Franklin                Franklin
                                                Templeton                 Templeton              Templeton
                                                Variable                  Variable                Variable
                                                Insurance                 Insurance              Insurance
                                              Products Trust           Products Trust          Products Trust
                                                Sub-Account             Sub-Account             Sub-Account
                                        -------------------------   -------------------   -----------------------
                                                                                                 Templeton
                                                                                                 Developing
                                              Mutual Shares              Templeton                Markets
                                                Securities             Asset Strategy            Securities
                                        -------------------------   -------------------   -----------------------
                                            2006          2005        2006       2005        2006         2005
                                        -----------   -----------   --------   --------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)            $   (39,861)  $   (73,473)  $ 34,656   $ 12,762   $  (17,980)  $   (4,079)
Net realized gains (losses)                 945,966       137,638     46,287      8,494      276,752       68,757
Change in unrealized gains (losses)       1,668,509     1,017,951     31,131     (7,691)     740,970      461,362
                                        -----------   -----------   --------   --------   ----------   ----------
Increase (decrease) in net assets
   from operations                        2,574,614     1,082,116    112,074     13,565      999,742      526,040
                                        -----------   -----------   --------   --------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                  2,247,841     3,159,335      1,100      4,749    1,186,482    1,049,726
Benefit payments                            (56,541)      (76,288)      (140)        --       (6,908)     (16,277)
Payments on termination                  (1,777,532)     (364,150)   (22,754)   (31,666)    (324,723)     (58,660)
Contract Maintenance Charge                 (50,625)      (37,820)      (251)      (248)     (12,533)      (5,238)
Transfers among the sub-accounts
   and with the Fixed Account - net       2,194,505     1,345,220    339,693     79,970      498,068      221,995
                                        -----------   -----------   --------   --------   ----------   ----------
Increase (decrease) in net assets
   from contract transactions             2,557,648     4,026,297    317,648     52,805    1,340,386    1,191,546
                                        -----------   -----------   --------   --------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS         5,132,262     5,108,413    429,722     66,370    2,340,128    1,717,586
NET ASSETS AT BEGINNING OF PERIOD        13,902,959     8,794,546    564,159    497,789    2,884,848    1,167,262
                                        -----------   -----------   --------   --------   ----------   ----------
NET ASSETS AT END OF PERIOD             $19,035,221   $13,902,959   $993,881   $564,159   $5,224,976   $2,884,848
                                        ===========   ===========   ========   ========   ==========   ==========
UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                932,602       630,362     42,252     38,129      115,116       56,176
         Units issued                       439,899       430,916     22,514      8,513      107,161       75,044
         Units redeemed                    (273,666)     (128,676)    (2,534)    (4,390)     (55,742)     (16,104)
                                        -----------   -----------   --------   --------   ----------   ----------
   Units outstanding at end of period     1,098,835       932,602     62,232     42,252      166,535      115,116
                                        ===========   ===========   ========   ========   ==========   ==========

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
--------------------------------------------------------------------------------------------------------------

                                                 Franklin
                                                 Templeton             Goldman Sachs          Goldman Sachs
                                                 Variable                 Variable              Variable
                                                 Insurance               Insurance             Insurance
                                              Products Trust               Trust                  Trust
                                                Sub-Account             Sub-Account            Sub-Account
                                        -------------------------   -------------------   --------------------
                                                 Templeton                                         VIT
                                                  Foreign              VIT Growth and            Mid Cap
                                                 Securities                Income                 Value
                                        -------------------------   -------------------   --------------------
                                            2006          2005        2006    2005 (ai)     2006     2005 (ai)
                                        -----------   -----------   -------   ---------   --------   ---------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)            $   (43,261)  $   (25,117)  $   157    $   522    $ (2,758)  $   (291)
Net realized gains (losses)                 347,251        96,877     4,658     (1,021)     43,661     19,225
Change in unrealized gains (losses)       2,487,837       679,976     9,981      1,135       8,874     (9,928)
                                        -----------   -----------   -------   --------    --------   --------
Increase (decrease) in net assets
   from operations                        2,791,827       751,736    14,796        636      49,777      9,006
                                        -----------   -----------   -------   --------    --------   --------
INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                  5,264,584     3,971,532    18,456     54,162      88,770    201,076
Benefit payments                           (116,013)      (40,603)       --         --          --         --
Payments on termination                  (1,407,340)     (269,830)   (4,486)      (179)    (59,678)      (214)
Contract Maintenance Charge                 (35,766)      (14,006)     (272)        (1)     (1,063)       (37)
Transfers among the sub-accounts
   and with the Fixed Account - net       2,817,665     1,549,111    (2,045)    12,672       9,357     75,223
                                        -----------   -----------   -------   --------    --------   --------
Increase (decrease) in net assets
   from contract transactions             6,523,130     5,196,204    11,653     66,654      37,386    276,048
                                        -----------   -----------   -------   --------    --------   --------
INCREASE (DECREASE) IN NET ASSETS         9,314,957     5,947,940    26,449     67,290      87,163    285,054
NET ASSETS AT BEGINNING OF PERIOD        10,344,112     4,396,172    67,290         --     285,054         --
                                        -----------   -----------   -------   --------    --------   --------
NET ASSETS AT END OF PERIOD             $19,659,069   $10,344,112   $93,739    $67,290    $372,217   $285,054
                                        ===========   ===========   =======    =======    ========   ========
UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                688,032       325,820     6,396         --      25,060         --
         Units issued                       562,967       478,410     1,662     10,584       8,638     40,108
         Units redeemed                    (190,816)     (116,198)     (667)    (4,189)     (5,052)   (15,048)
                                        -----------   -----------   -------   --------    --------   --------
   Units outstanding at end of period     1,060,183       688,032     7,391      6,395      28,646     25,060
                                        ===========   ===========   =======    =======    ========   ========

(ai) For the period beginning April 29, 2005 and ended December 31, 2005

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
---------------------------------------------------------------------------------------------------------------

                                             Goldman Sachs           Goldman Sachs
                                               Variable                Variable
                                               Insurance               Insurance              Lord Abbett
                                                 Trust                   Trust                Series Fund
                                              Sub-Account             Sub-Account             Sub-Account
                                        ----------------------   --------------------   -----------------------
                                            VIT Structured                VIT
                                               Small Cap              Structured
                                            Equity Fund (y)      U.S. Equity Fund (z)          All Value
                                        ----------------------   --------------------   -----------------------
                                            2006        2005       2006     2005 (ai)      2006         2005
                                        -----------   --------   --------   ---------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)            $  (5,381)    $   (766)  $    (77)  $     39    $  (18,735)  $   (8,974)
Net realized gains (losses)                43,799       13,120      1,062       (173)       94,319        6,683
Change in unrealized gains (losses)         7,035      (11,960)    11,700      3,990       177,328       95,961
                                        ---------     --------   --------   --------    ----------   ----------
Increase (decrease) in net assets
   from operations                         45,453          394     12,685      3,856       252,912       93,670
                                        ---------     --------   --------   --------    ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                  147,754      201,013     96,797     74,688       565,481      694,183
Benefit payments                               --           --         --         --       (15,049)          --
Payments on termination                  (183,229)        (613)    (8,649)      (301)     (102,716)     (12,516)
Contract Maintenance Charge                (1,148)        (774)      (363)        --        (7,289)      (1,402)
Transfers among the sub-accounts
   and with the Fixed Account - net        41,556      184,327      3,093       (613)      188,796      687,012
                                        ---------     --------   --------   --------    ----------   ----------
Increase (decrease) in net assets
   from contract transactions               4,933      383,953     90,878     73,774       629,223    1,367,277
                                        ---------     --------   --------   --------    ----------   ----------
INCREASE (DECREASE) IN NET ASSETS          50,386      384,347    103,563     77,630       882,135    1,460,947
NET ASSETS AT BEGINNING OF PERIOD         384,347           --     77,630         --     1,606,756      145,809
                                        ---------     --------   --------   --------    ----------   ----------
NET ASSETS AT END OF PERIOD             $ 434,733     $384,347   $181,193   $ 77,630    $2,488,891   $1,606,756
                                        =========     ========   ========   ========    ==========   ==========
UNITS OUTSTANDING
   Units outstanding at beginning of
      period                               33,874           --      6,888         --       139,782       13,357
         Units issued                      16,113       43,402      8,268     12,400        75,938      141,810
         Units redeemed                   (15,243)      (9,528)      (674)    (5,512)      (23,008)     (15,385)
                                        ---------     --------   --------   --------    ----------   ----------
   Units outstanding at end of period      34,744       33,874     14,482      6,888       192,712      139,782
                                        =========     ========   ========   ========    ==========   ==========

(y)  Previously known as VIT CORE Small Cap Equity
(z)  Previously known as VIT CORE U.S. Equity
(ai) For the period beginning April 29, 2005 and ended December 31, 2005

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
-------------------------------------------------------------------------------------------------------------------

                                               Lord Abbett              Lord Abbett              Lord Abbett
                                               Series Fund              Series Fund              Series Fund
                                               Sub-Account              Sub-Account              Sub-Account
                                        -----------------------   -----------------------   -----------------------
                                                                        Growth and                  Growth
                                             Bond-Debenture               Income                 Opportunities
                                        -----------------------   -----------------------   -----------------------
                                            2006        2005         2006         2005          2006        2005
                                        ----------   ----------   ----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)            $  307,372   $  134,769   $   (8,943)  $   (1,745)  $  (29,724)  $  (12,471)
Net realized gains (losses)                  9,360       33,165      200,242      167,229       44,451       19,155
Change in unrealized gains (losses)        109,774     (144,603)     369,570      (64,998)     117,021       49,446
                                        ----------   ----------   ----------   ----------   ----------   ----------
Increase (decrease) in net assets
   from operations                         426,506       23,331      560,869      100,486      131,748       56,130
                                        ----------   ----------   ----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                 2,265,530    2,525,891    1,425,448    1,687,000    1,026,205      781,352
Benefit payments                           (53,394)      (5,733)      (2,906)      (7,544)      (2,269)          --
Payments on termination                   (512,093)     (26,686)    (539,175)     (38,631)    (166,001)     (22,548)
Contract Maintenance Charge                (15,448)      (2,109)     (11,787)      (2,559)      (5,371)      (1,341)
Transfers among the sub-accounts
   and with the Fixed Account - net      1,158,101      670,985       88,282      786,212      541,221      210,661
                                        ----------   ----------   ----------   ----------   ----------   ----------
Increase (decrease) in net assets
   from contract transactions            2,842,696    3,162,348      959,862    2,424,478    1,393,785      968,124
                                        ----------   ----------   ----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS        3,269,202    3,185,679    1,520,731    2,524,964    1,525,533    1,024,254
NET ASSETS AT BEGINNING OF PERIOD        3,588,965      403,286    2,836,104      311,140    1,242,990      218,736
                                        ----------   ----------   ----------   ----------   ----------   ----------
NET ASSETS AT END OF PERIOD             $6,858,167   $3,588,965   $4,356,835   $2,836,104   $2,768,523   $1,242,990
                                        ==========   ==========   ==========   ==========   ==========   ==========
UNITS OUTSTANDING
   Units outstanding at beginning of
      period                               346,634       38,907      256,142       28,548      108,258       19,624
         Units issued                      371,456      349,396      172,548      277,685      151,012      101,625
         Units redeemed                   (103,175)     (41,669)     (87,941)     (50,091)     (31,764)     (12,991)
                                        ----------   ----------   ----------   ----------   ----------   ----------
   Units outstanding at end of period      614,915      346,634      340,749      256,142      227,506      108,258
                                        ==========   ==========   ==========   ==========   ==========   ==========

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
---------------------------------------------------------------------------------------------------------------

                                                                      MFS Variable           MFS Variable
                                              Lord Abbett               Insurance             Insurance
                                              Series Fund                 Trust                 Trust
                                              Sub-Account              Sub-Account           Sub-Account
                                        -----------------------   -------------------   -----------------------
                                                                                             MFS Investors
                                             Mid-Cap Value          MFS High Income              Trust
                                        -----------------------   -------------------   -----------------------
                                           2006         2005        2006       2005       2006         2005
                                        ----------   ----------   --------   --------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)            $  (68,074)  $  (25,227)  $ 36,551   $ 24,608   $   (7,685)  $   (7,259)
Net realized gains (losses)                609,194      293,849        918      6,523       69,784        8,342
Change in unrealized gains (losses)        156,596        3,333     11,232    (29,470)      51,521       62,598
                                        ----------   ----------   --------   --------   ----------   ----------
Increase (decrease) in net assets
   from operations                         697,716      271,955     48,701      1,661      113,620       63,681
                                        ----------   ----------   --------   --------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                 2,012,975    3,043,786      3,320     24,177        3,886       89,373
Benefit payments                           (39,274)     (12,243)        --         --       (5,504)          --
Payments on termination                   (649,580)     (35,216)   (46,005)   (17,350)    (273,939)     (50,903)
Contract Maintenance Charge                (21,183)      (4,421)      (190)      (171)        (523)        (437)
Transfers among the sub-accounts
   and with the Fixed Account - net        251,877    1,411,780     25,867    (57,875)     (11,003)      30,055
                                        ----------   ----------   --------   --------   ----------   ----------
Increase (decrease) in net assets
   from contract transactions            1,554,815    4,403,686    (17,008)   (51,219)    (287,083)      68,088
                                        ----------   ----------   --------   --------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS        2,252,531    4,675,641     31,693    (49,558)    (173,463)     131,769
NET ASSETS AT BEGINNING OF PERIOD        5,132,428      456,787    536,257    585,815    1,086,606      954,837
                                        ----------   ----------   --------   --------   ----------   ----------
NET ASSETS AT END OF PERIOD             $7,384,959   $5,132,428   $567,950   $536,257   $  913,143   $1,086,606
                                        ==========   ==========   ========   ========   ==========   ==========
UNITS OUTSTANDING
   Units outstanding at beginning of
      period                               435,018       41,040     44,956     49,548      122,603      114,181
         Units issued                      266,631      476,210      4,636      9,590        1,876       14,668
         Units redeemed                   (134,380)     (82,232)    (5,913)   (14,182)     (32,153)      (6,246)
                                        ----------   ----------   --------   --------   ----------   ----------
   Units outstanding at end of period      567,269      435,018     43,679     44,956       92,326      122,603
                                        ==========   ==========   ========   ========   ==========   ==========

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------

                                                                                             Morgan Stanley
                                           MFS Variable            MFS Variable                 Variable
                                             Insurance               Insurance                 Investment
                                               Trust                   Trust                     Series
                                            Sub-Account             Sub-Account               Sub-Account
                                        -------------------   -----------------------   ------------------------
                                              MFS New              MFS Research                Aggressive
                                             Discovery                  Bond                     Equity
                                        -------------------   -----------------------   ------------------------
                                          2006       2005        2006         2005         2006         2005
                                        --------   --------   ----------   ----------   ----------   -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)            $ (9,274)  $ (8,224)  $   35,421   $   57,269   $  (19,554)  $  (22,213)
Net realized gains (losses)               24,355      5,718          497       13,735        7,569     (102,587)
Change in unrealized gains (losses)       66,546     29,192       (4,332)     (67,195)      95,682      408,919
                                        --------   --------   ----------   ----------   ----------   ----------
Increase (decrease) in net assets
   from operations                        81,627     26,686       31,586        3,809       83,697      284,119
                                        --------   --------   ----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                   5,860     25,476        2,705       23,155           --           --
Benefit payments                          (2,100)        --           --       (5,524)     (15,337)     (61,877)
Payments on termination                  (31,212)   (38,900)    (200,818)    (163,967)    (122,585)    (105,443)
Contract Maintenance Charge                 (262)      (246)        (396)        (457)        (600)        (630)
Transfers among the sub-accounts
   and with the Fixed Account - net        5,290     24,631      (29,419)      50,556     (181,600)    (371,702)
                                        --------   --------   ----------   ----------   ----------   ----------
Increase (decrease) in net assets
   from contract transactions            (22,424)    10,961     (227,928)     (96,237)    (320,122)    (539,652)
                                        --------   --------   ----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS         59,203     37,647     (196,342)     (92,428)    (236,425)    (255,533)
NET ASSETS AT BEGINNING OF PERIOD        711,837    674,190    1,402,843    1,495,271    1,494,398    1,749,931
                                        --------   --------   ----------   ----------   ----------   ----------
NET ASSETS AT END OF PERIOD             $771,040   $711,837   $1,206,501   $1,402,843   $1,257,973   $1,494,398
                                        ========   ========   ==========   ==========   ==========   ==========
UNITS OUTSTANDING
   Units outstanding at beginning of
      period                              87,612     86,243      103,172      110,249      118,126      167,822
         Units issued                      4,961     10,551        4,091        8,462        9,104       11,590
         Units redeemed                   (7,693)    (9,182)     (20,912)     (15,539)     (33,824)     (61,286)
                                        --------   --------   ----------   ----------   ----------   ----------
   Units outstanding at end of period     84,880     87,612       86,351      103,172       93,406      118,126
                                        ========   ========   ==========   ==========   ==========   ==========

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
--------------------------------------------------------------------------------------------------------------------------

                                              Morgan Stanley              Morgan Stanley              Morgan Stanley
                                                Variable                    Variable                    Variable
                                               Investment                  Investment                  Investment
                                                 Series                      Series                      Series
                                               Sub-Account                 Sub-Account                 Sub-Account
                                        -------------------------   -------------------------   -------------------------
                                                 Dividend                                                European
                                                  Growth                     Equity                       Growth
                                        -------------------------   -------------------------   -------------------------
                                            2006          2005          2006          2005          2006          2005
                                        -----------   -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)            $      (986)  $   (21,985)  $  (237,860)  $  (276,411)  $    27,672   $   (13,394)
Net realized gains (losses)                (208,735)     (558,190)   (1,345,805)   (1,298,470)      310,856       (38,226)
Change in unrealized gains (losses)       2,599,660     1,809,930     1,891,584     4,605,461     1,800,677       634,840
                                        -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets
   from operations                        2,389,939     1,229,755       307,919     3,030,580     2,139,205       583,220
                                        -----------   -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                     61,795        43,716         2,878         4,524            --         2,672
Benefit payments                         (1,302,377)     (550,577)     (473,712)     (209,996)     (306,146)     (150,625)
Payments on termination                  (4,671,255)   (4,477,183)   (3,736,032)   (2,537,853)   (1,308,412)   (1,214,114)
Contract Maintenance Charge                 (15,465)      (19,740)       (9,600)      (11,990)       (4,742)       (5,458)
Transfers among the sub-accounts
   and with the Fixed Account - net      (1,154,279)     (792,822)   (1,947,887)     (825,288)     (325,977)     (293,673)
                                        -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets
   from contract transactions            (7,081,581)   (5,796,606)   (6,164,353)   (3,580,603)   (1,945,277)   (1,661,198)
                                        -----------   -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS        (4,691,642)   (4,566,851)   (5,856,434)     (550,023)      193,928    (1,077,978)
NET ASSETS AT BEGINNING OF PERIOD        30,687,294    35,254,145    20,592,897    21,142,920     8,490,437     9,568,415
                                        -----------   -----------   -----------   -----------   -----------   -----------
NET ASSETS AT END OF PERIOD             $25,995,652   $30,687,294   $14,736,463   $20,592,897   $ 8,684,365   $ 8,490,437
                                        ===========   ===========   ===========   ===========   ===========   ===========
UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                790,278       945,887       350,133       418,866       218,868       264,422
         Units issued                        54,304        26,219        14,127         6,991        12,358         6,858
         Units redeemed                    (233,626)     (181,828)     (121,225)      (75,724)      (56,929)      (52,412)
                                        -----------   -----------   -----------   -----------   -----------   -----------
   Units outstanding at end of period       610,956       790,278       243,035       350,133       174,297       218,868
                                        ===========   ===========   ===========   ===========   ===========   ===========

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
---------------------------------------------------------------------------------------------------------------------

                                            Morgan Stanley             Morgan Stanley             Morgan Stanley
                                               Variable                   Variable                   Variable
                                              Investment                 Investment                 Investment
                                                Series                     Series                     Series
                                              Sub-Account                Sub-Account               Sub-Account
                                        ----------------------   -------------------------   ------------------------
                                                 Global                Global Dividend
                                               Advantage                    Growth                  High Yield
                                        ----------------------   -------------------------   ------------------------
                                           2006         2005         2006          2005          2006        2005
                                        ---------   ----------   -----------   -----------   ----------   -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)            $  (5,559)  $  (11,328)  $    55,562   $    26,249   $   64,488   $   79,376
Net realized gains (losses)               (30,133)     (64,491)      616,555       272,848     (482,368)    (409,658)
Change in unrealized gains (losses)       167,564      119,390       974,461       143,472      500,690      339,158
                                        ---------   ----------   -----------   -----------   ----------   ----------
Increase (decrease) in net assets
   from operations                        131,872       43,571     1,646,578       442,569       82,810        8,876
                                        ---------   ----------   -----------   -----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                       --           --         7,935        26,106           --           --
Benefit payments                           (3,888)      (9,991)     (213,994)     (170,056)     (24,369)     (77,096)
Payments on termination                  (228,452)    (151,122)   (1,561,461)   (1,371,604)    (257,972)    (142,661)
Contract Maintenance Charge                  (679)        (789)       (4,773)       (5,452)        (664)        (885)
Transfers among the sub-accounts
   and with the Fixed Account - net         1,779      (39,550)     (194,766)       38,631       (9,857)     (41,910)
                                        ---------   ----------   -----------   -----------   ----------   ----------
Increase (decrease) in net assets
   from contract transactions            (231,240)    (201,452)   (1,967,059)   (1,482,375)    (292,862)    (262,552)
                                        ---------   ----------   -----------   -----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS         (99,368)    (157,881)     (320,481)   (1,039,806)    (210,052)    (253,676)
NET ASSETS AT BEGINNING OF PERIOD         926,288    1,084,169     9,320,922    10,360,728    1,242,188    1,495,864
                                        ---------   ----------   -----------   -----------   ----------   ----------
NET ASSETS AT END OF PERIOD             $ 826,920   $  926,288   $ 9,000,441   $ 9,320,922   $1,032,136   $1,242,188
                                        =========   ==========   ===========   ===========   ==========   ==========
UNITS OUTSTANDING
   Units outstanding at beginning of
      period                              105,111      129,485       408,538       476,266       93,161      113,320
         Units issued                       2,794        4,174        21,577        20,380        5,598        6,445
         Units redeemed                   (27,624)     (28,548)     (102,201)      (88,108)     (27,074)     (26,604)
                                        ---------   ----------   -----------   -----------   ----------   ----------
   Units outstanding at end of period      80,281      105,111       327,914       408,538       71,685       93,161
                                        =========   ==========   ===========   ===========   ==========   ==========

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
------------------------------------------------------------------------------------------------------------------

                                             Morgan Stanley           Morgan Stanley           Morgan Stanley
                                                Variable                 Variable                 Variable
                                               Investment               Investment               Investment
                                                 Series                   Series                   Series
                                               Sub-Account              Sub-Account             Sub-Account
                                        -----------------------   ---------------------   ------------------------
                                                                                                   Limited
                                              Income Builder            Information               Duration
                                        -----------------------   ---------------------   ------------------------
                                           2006         2005      2006 (aa)      2005        2006         2005
                                        ----------   ----------   ---------   ---------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)            $   19,202   $   23,333   $   (610)   $  (3,403)  $   46,173   $   49,829
Net realized gains (losses)                 61,268       40,250     (8,788)      (7,462)     (48,884)     (23,854)
Change in unrealized gains (losses)         99,822       32,097      2,123       (2,186)      41,247      (17,971)
                                        ----------   ----------   --------    ---------   ----------   ----------
Increase (decrease) in net assets
   from operations                         180,292       95,680     (7,275)     (13,051)      38,536        8,004
                                        ----------   ----------   --------    ---------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                        --           --         --           --           --           --
Benefit payments                           (34,390)     (53,448)        --      (13,462)     (25,445)          --
Payments on termination                   (398,854)    (297,478)        --      (11,583)    (467,113)    (387,685)
Contract Maintenance Charge                   (762)      (1,003)       (13)        (106)        (850)      (1,216)
Transfers among the sub-accounts
   and with the Fixed Account - net        112,276      (32,020)   (84,368)    (260,178)     (79,048)      35,331
                                        ----------   ----------   --------    ---------   ----------   ----------
Increase (decrease) in net assets
   from contract transactions             (321,730)    (383,949)   (84,381)    (285,329)    (572,456)    (353,570)
                                        ----------   ----------   --------    ---------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS         (141,438)    (288,269)   (91,656)    (298,380)    (533,920)    (345,566)
NET ASSETS AT BEGINNING OF PERIOD        1,717,976    2,006,245     91,656      390,036    1,809,487    2,155,053
                                        ----------   ----------   --------    ---------   ----------   ----------
NET ASSETS AT END OF PERIOD             $1,576,538   $1,717,976   $     --    $  91,656   $1,275,567   $1,809,487
                                        ==========   ==========   ========    =========   ==========   ==========
UNITS OUTSTANDING
   Units outstanding at beginning of
         period                            106,434      131,061     19,442       81,847      157,751      188,711
         Units issued                       11,013        7,367      3,023       13,767       26,974       10,305
         Units redeemed                    (30,646)     (31,994)   (22,465)     (76,172)     (76,563)     (41,265)
                                        ----------   ----------   --------    ---------   ----------   ----------
   Units outstanding at end of period       86,801      106,434         --       19,442      108,162      157,751
                                        ==========   ==========   ========    =========   ==========   ==========

(aa) For the period beginning January 1, 2006, and ended June 23, 2006

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
-------------------------------------------------------------------------------------------------------------------------

                                              Morgan Stanley             Morgan Stanley              Morgan Stanley
                                                 Variable                   Variable                    Variable
                                                Investment                 Investment                  Investment
                                                  Series                     Series                      Series
                                                Sub-Account                Sub-Account                Sub-Account
                                        -------------------------   -------------------------   -------------------------
                                                                         Quality Income
                                                Money Market                   Plus                   S&P 500 Index
                                        -------------------------   -------------------------   -------------------------
                                            2006          2005          2006          2005          2006         2005
                                        -----------   -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)            $   208,750   $    94,188   $   461,456   $   597,700   $    10,569   $   11,877
Net realized gains (losses)                      --            --       (66,210)       49,717       124,276       (8,914)
Change in unrealized gains (losses)              --            --        49,759      (332,735)      495,983      159,680
                                        -----------   -----------   -----------   -----------   -----------   ----------
Increase (decrease) in net assets
   from operations                          208,750        94,188       445,005       314,682       630,828      162,643
                                        -----------   -----------   -----------   -----------   -----------   ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                        960           960        16,103            --         1,617           --
Benefit payments                           (308,146)     (633,573)     (400,101)   (1,172,676)     (103,801)    (159,578)
Payments on termination                  (5,227,888)   (1,413,479)   (2,320,361)   (2,451,352)   (1,036,817)    (642,423)
Contract Maintenance Charge                  (3,601)       (4,484)       (5,789)       (7,719)       (2,986)      (3,783)
Transfers among the sub-accounts
   and with the Fixed Account - net       3,555,095     1,481,194      (460,676)     (519,438)     (117,081)    (101,443)
                                        -----------   -----------   -----------   -----------   -----------   ----------
Increase (decrease) in net assets
   from contract transactions            (1,983,580)     (569,382)   (3,170,824)   (4,151,185)   (1,259,068)    (907,227)
                                        -----------   -----------   -----------   -----------   -----------   ----------
INCREASE (DECREASE) IN NET ASSETS        (1,774,830)     (475,194)   (2,725,819)   (3,836,503)     (628,240)    (744,584)
NET ASSETS AT BEGINNING OF PERIOD         6,944,469     7,419,663    13,900,593    17,737,096     5,575,283    6,319,867
                                        -----------   -----------   -----------   -----------   -----------   ----------
NET ASSETS AT END OF PERIOD             $ 5,169,639   $ 6,944,469   $11,174,774   $13,900,593   $ 4,947,043   $5,575,283
                                        ===========   ===========   ===========   ===========   ===========   ==========
UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                476,341       516,021       544,961       710,196       505,505      591,023
         Units issued                       333,040       246,633        39,021        40,293        44,136       47,623
         Units redeemed                    (466,880)     (286,313)     (164,783)     (205,528)     (155,699)    (133,141)
                                        -----------   -----------   -----------   -----------   -----------   ----------
   Units outstanding at end of period       342,501       476,341       419,199       544,961       393,942      505,505
                                        ===========   ===========   ===========   ===========   ===========   ==========

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
-------------------------------------------------------------------------------------------------------------------------

                                                                                                     Morgan Stanley
                                              Morgan Stanley              Morgan Stanley                Variable
                                                 Variable                    Variable                  Investment
                                                Investment                  Investment                   Series
                                                  Series                      Series                (Class Y Shares)
                                                Sub-Account                 Sub-Account               Sub-Account
                                        -------------------------   -------------------------   -------------------------
                                                                                                       Aggressive
                                                                                                         Equity
                                                 Strategist                  Utilities              (Class Y Shares)
                                        -------------------------   -------------------------   -------------------------
                                            2006          2005          2006          2005         2006         2005
                                        -----------   -----------   -----------   -----------   ----------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)            $   170,756   $    97,984   $    66,133   $    93,178   $  (26,641)  $  (24,143)
Net realized gains (losses)               1,566,020     1,706,040        67,160       (32,025)      95,141       59,873
Change in unrealized gains (losses)          98,436      (714,649)    1,467,996     1,144,781       31,096      260,317
                                        -----------   -----------   -----------   -----------   ----------   ----------
Increase (decrease) in net assets
   from operations                        1,835,212     1,089,375     1,601,289     1,205,934       99,596      296,047
                                        -----------   -----------   -----------   -----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                         --         5,512        18,101         7,675       37,350        9,020
Benefit payments                           (845,041)     (287,408)     (325,519)     (126,102)          --       (2,783)
Payments on termination                  (2,796,904)   (1,843,326)   (1,468,126)     (889,493)     (74,490)    (162,388)
Contract Maintenance Charge                  (7,422)       (9,239)       (4,795)       (5,351)      (5,492)      (5,779)
Transfers among the sub-accounts
   and with the Fixed Account - net        (560,782)     (451,591)      (20,922)      (49,402)    (159,271)     (97,241)
                                        -----------   -----------   -----------   -----------   ----------   ----------
Increase (decrease) in net assets
   from contract transactions            (4,210,149)   (2,586,052)   (1,801,261)   (1,062,673)    (201,903)    (259,171)
                                        -----------   -----------   -----------   -----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS        (2,374,937)   (1,496,677)     (199,972)      143,261     (102,307)      36,876
NET ASSETS AT BEGINNING OF PERIOD        16,104,824    17,601,501     9,741,812     9,598,551    1,707,771    1,670,895
                                        -----------   -----------   -----------   -----------   ----------   ----------
NET ASSETS AT END OF PERIOD             $13,729,887   $16,104,824   $ 9,541,840   $ 9,741,812   $1,605,464   $1,707,771
                                        ===========   ===========   ===========   ===========   ==========   ==========
UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                451,973       527,562       336,452       374,762      119,811      143,442
         Units issued                        35,362        14,879        20,047         8,942        5,419        3,168
         Units redeemed                    (147,606)      (90,468)      (78,932)      (47,252)     (20,078)     (26,799)
                                        -----------   -----------   -----------   -----------   ----------   ----------
   Units outstanding at end of period       339,729       451,973       277,567       336,452      105,152      119,811
                                        ===========   ===========   ===========   ===========   ==========   ==========

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
---------------------------------------------------------------------------------------------------------------------

                                             Morgan Stanley             Morgan Stanley           Morgan Stanley
                                                Variable                   Variable                 Variable
                                               Investment                 Investment               Investment
                                                 Series                     Series                   Series
                                            (Class Y Shares)           (Class Y Shares)         (Class Y Shares)
                                               Sub-Account                Sub-Account             Sub-Account
                                        ------------------------   -----------------------   ------------------------
                                             Dividend Growth                Equity              European Growth
                                            (Class Y Shares)           (Class Y Shares)         (Class Y Shares)
                                        ------------------------   -----------------------   ------------------------
                                            2006         2005         2006         2005         2006         2005
                                        -----------   ----------   ----------   ----------   ----------   -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)            $   (16,436)  $  (18,534)  $  (44,595)  $  (43,779)  $      143   $   (5,303)
Net realized gains (losses)                 198,484       49,289      258,089       58,367       75,836       20,777
Change in unrealized gains (losses)         174,135      118,346     (181,602)     424,791      211,644       49,951
                                        -----------   ----------   ----------   ----------   ----------   ----------
Increase (decrease) in net assets
   from operations                          356,183      149,101       31,892      439,379      287,623       65,425
                                        -----------   ----------   ----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                     13,342       73,529       11,746      188,600       38,028       16,461
Benefit payments                            (68,252)     (41,240)     (56,721)     (32,473)        (651)     (14,532)
Payments on termination                    (781,505)    (142,515)    (809,716)     (55,677)    (189,932)     (28,907)
Contract Maintenance Charge                  (8,532)      (9,148)      (7,381)      (6,528)      (3,240)      (2,776)
Transfers among the sub-accounts
   and with the Fixed Account - net        (159,337)    (190,636)    (128,858)     (37,390)      34,521      (40,870)
                                        -----------   ----------   ----------   ----------   ----------   ----------
Increase (decrease) in net assets
   from contract transactions            (1,004,284)    (310,010)    (990,930)      56,532     (121,274)     (70,624)
                                        -----------   ----------   ----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS          (648,101)    (160,909)    (959,038)     495,911      166,349       (5,199)
NET ASSETS AT BEGINNING OF PERIOD         4,195,791    4,356,700    3,108,041    2,612,130    1,030,053    1,035,252
                                        -----------   ----------   ----------   ----------   ----------   ----------
NET ASSETS AT END OF PERIOD             $ 3,547,690   $4,195,791   $2,149,003   $3,108,041   $1,196,402   $1,030,053
                                        ===========   ==========   ==========   ==========   ==========   ==========
UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                362,405      392,306      246,944      243,977       81,131       87,506
         Units issued                        15,288       53,640       21,263       78,514        6,619        5,392
         Units redeemed                     (97,998)     (83,541)    (105,966)     (75,547)     (14,575)     (11,767)
                                        -----------   ----------   ----------   ----------   ----------   ----------
   Units outstanding at end of period       279,695      362,405      162,241      246,944       73,175       81,131
                                        ===========   ==========   ==========   ==========   ==========   ==========

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------

                                           Morgan Stanley          Morgan Stanley           Morgan Stanley
                                              Variable                Variable                 Variable
                                             Investment              Investment               Investment
                                               Series                  Series                   Series
                                          (Class Y Shares)        (Class Y Shares)         (Class Y Shares)
                                             Sub-Account             Sub-Account             Sub-Account
                                        -------------------   -----------------------   ------------------------
                                               Global              Global Dividend
                                              Advantage                 Growth                High Yield
                                          (Class Y Shares)        (Class Y Shares)         (Class Y Shares)
                                        -------------------   -----------------------   ------------------------
                                          2006       2005        2006         2005         2006         2005
                                        --------   --------   ----------   ----------   ----------   -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)            $ (2,469)  $ (3,376)  $    6,212   $     (721)  $  113,061   $  120,062
Net realized gains (losses)                7,102      3,246      107,317       30,106        4,073        3,596
Change in unrealized gains (losses)       31,476     11,119      244,597       48,980       35,321     (115,311)
                                        --------   --------   ----------   ----------   ----------   ----------
Increase (decrease) in net assets
   from operations                        36,109     10,989      358,126       78,365      152,455        8,347
                                        --------   --------   ----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                      --     63,367       74,182      160,946        1,849      117,667
Benefit payments                              --         --      (30,194)          --       (6,251)          --
Payments on termination                  (33,208)    (6,684)    (169,008)     (48,982)    (309,987)     (68,623)
Contract Maintenance Charge                 (804)      (717)      (5,454)      (4,454)      (6,081)      (5,586)
Transfers among the sub-accounts
   and with the Fixed Account - net          (47)    (7,226)     (34,492)     (14,757)    (126,800)      87,005
                                        --------   --------   ----------   ----------   ----------   ----------
Increase (decrease) in net assets
   from contract transactions            (34,059)    48,740     (164,966)      92,753     (447,270)     130,463
                                        --------   --------   ----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS          2,050     59,729      193,160      171,118     (294,815)     138,810
NET ASSETS AT BEGINNING OF PERIOD        226,343    166,614    1,810,310    1,639,192    2,262,414    2,123,604
                                        --------   --------   ----------   ----------   ----------   ----------
NET ASSETS AT END OF PERIOD             $228,393   $226,343   $2,003,470   $1,810,310   $1,967,599   $2,262,414
                                        ========   ========   ==========   ==========   ==========   ==========
UNITS OUTSTANDING
   Units outstanding at beginning of
      period                              16,809     13,504      127,893      122,397      225,402      216,704
         Units issued                          1     11,244       10,785       26,714        4,492       43,517
         Units redeemed                   (2,173)    (7,939)     (21,687)     (21,218)     (45,752)     (34,819)
                                        --------   --------   ----------   ----------   ----------   ----------
   Units outstanding at end of period     14,637     16,809      116,991      127,893      184,142      225,402
                                        ========   ========   ==========   ==========   ==========   ==========

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
-----------------------------------------------------------------------------------------------------------------

                                             Morgan Stanley          Morgan Stanley           Morgan Stanley
                                                Variable                Variable                 Variable
                                               Investment              Investment               Investment
                                                 Series                  Series                   Series
                                            (Class Y Shares)        (Class Y Shares)         (Class Y Shares)
                                               Sub-Account             Sub-Account             Sub-Account
                                        -----------------------   --------------------   ------------------------
                                             Income Builder            Information           Limited Duration
                                            (Class Y Shares)        (Class Y Shares)         (Class Y Shares)
                                        -----------------------   --------------------   ------------------------
                                           2006         2005      2006 (aa)     2005        2006          2005
                                        ----------   ----------   ---------   --------   -----------   ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)            $   19,349   $   21,012   $    (912)  $ (2,153)  $   153,890   $  121,894
Net realized gains (losses)                 68,350       31,207       2,843      2,060       (82,373)     (43,211)
Change in unrealized gains (losses)        159,092       49,219     (11,107)    (2,349)       56,096      (79,898)
                                        ----------   ----------   ---------   --------   -----------   ----------
Increase (decrease) in net assets
   from operations                         246,791      101,438      (9,176)    (2,442)      127,613       (1,215)
                                        ----------   ----------   ---------   --------   -----------   ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                       840       54,112          --         --        81,174      429,790
Benefit payments                                --           --          --     (7,807)      (16,304)      (9,114)
Payments on termination                   (259,784)    (162,770)     (7,390)    (8,046)   (1,412,324)    (428,633)
Contract Maintenance Charge                 (2,549)      (2,471)        (16)      (598)      (11,456)     (10,901)
Transfers among the sub-accounts
   and with the Fixed Account - net        (62,127)      96,917    (107,450)    (8,001)      (71,739)     119,002
                                        ----------   ----------   ---------   --------   -----------   ----------
Increase (decrease) in net assets
   from contract transactions             (323,620)     (14,212)   (114,856)   (24,452)   (1,430,649)     100,144
                                        ----------   ----------   ---------   --------   -----------   ----------
INCREASE (DECREASE) IN NET ASSETS          (76,829)      87,226    (124,032)   (26,894)   (1,303,036)      98,929
NET ASSETS AT BEGINNING OF PERIOD        2,105,983    2,018,757     124,032    150,926     5,697,883    5,598,954
                                        ----------   ----------   ---------   --------   -----------   ----------
NET ASSETS AT END OF PERIOD             $2,029,154   $2,105,983   $      --   $124,032   $ 4,394,847   $5,697,883
                                        ==========   ==========   =========   ========   ===========   ==========
UNITS OUTSTANDING
   Units outstanding at beginning of
      period                               170,835      172,814       9,995     12,389       555,277      542,023
         Units issued                        2,190       26,140          --      8,660        47,969      154,062
         Units redeemed                    (25,684)     (28,119)     (9,995)   (11,054)     (185,742)    (140,808)
                                        ----------   ----------   ---------   --------   -----------   ----------
   Units outstanding at end of period      147,341      170,835          --      9,995       417,504      555,277
                                        ==========   ==========   =========   ========   ===========   ==========

(aa) For the period beginning January 1, 2006, and ended June 23, 2006

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
---------------------------------------------------------------------------------------------------------------------

                                             Morgan Stanley             Morgan Stanley            Morgan Stanley
                                                Variable                   Variable                  Variable
                                               Investment                 Investment                Investment
                                                 Series                     Series                    Series
                                            (Class Y Shares)           (Class Y Shares)          (Class Y Shares)
                                               Sub-Account                Sub-Account              Sub-Account
                                        ------------------------   ------------------------   -----------------------
                                                                        Quality Income
                                               Money Market                   Plus                S&P 500 Index
                                            (Class Y Shares)           (Class Y Shares)          (Class Y Shares)
                                        ------------------------   ------------------------   -----------------------
                                            2006         2005          2006         2005         2006         2005
                                        -----------   ----------   -----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)            $   101,581   $   35,673   $   221,194   $  216,024   $   (7,442)  $   (5,415)
Net realized gains (losses)                      --           --       (29,373)     (11,234)     238,530      104,453
Change in unrealized gains (losses)              --           --        36,059     (112,046)     434,046       46,479
                                        -----------   ----------   -----------   ----------   ----------   ----------
Increase (decrease) in net assets
   from operations                          101,581       35,673       227,880       92,744      665,134      145,517
                                        -----------   ----------   -----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                    148,221      368,240       266,504      676,237      197,621      372,912
Benefit payments                           (171,936)     (11,673)     (253,615)     (38,016)     (29,974)     (54,325)
Payments on termination                  (1,787,411)    (677,095)   (1,266,898)    (293,333)    (791,440)    (182,121)
Contract Maintenance Charge                 (16,874)     (14,255)      (13,711)     (12,502)     (12,418)      (9,616)
Transfers among the sub-accounts
   and with the Fixed Account - net       1,216,991      113,781        23,365      155,405     (109,195)    (224,111)
                                        -----------   ----------   -----------   ----------   ----------   ----------
Increase (decrease) in net assets
   from contract transactions              (611,009)    (221,002)   (1,244,355)     487,791     (745,406)     (97,261)
                                        -----------   ----------   -----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS          (509,428)    (185,329)   (1,016,475)     580,535      (80,272)      48,256
NET ASSETS AT BEGINNING OF PERIOD         3,747,360    3,932,689     6,592,187    6,011,652    5,109,499    5,061,243
                                        -----------   ----------   -----------   ----------   ----------   ----------
NET ASSETS AT END OF PERIOD             $ 3,237,932   $3,747,360   $ 5,575,712   $6,592,187   $5,029,227   $5,109,499
                                        ===========   ==========   ===========   ==========   ==========   ==========
UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                377,519      399,891       575,298      525,805      440,656      457,094
         Units issued                       257,964      339,624        81,215      159,928       23,857      101,732
         Units redeemed                    (318,118)    (361,996)     (188,996)    (110,435)     (88,270)    (118,170)
                                        -----------   ----------   -----------   ----------   ----------   ----------
   Units outstanding at end of period       317,365      377,519       467,517      575,298      376,243      440,656
                                        ===========   ==========   ===========   ==========   ==========   ==========

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
-------------------------------------------------------------------------------------------------------------------

                                            Morgan Stanley             Morgan Stanley
                                               Variable                   Variable
                                              Investment                 Investment               Oppenheimer
                                                Series                     Series                   Variable
                                           (Class Y Shares)           (Class Y Shares)           Account Funds
                                              Sub-Account                Sub-Account              Sub-Account
                                        -----------------------   -----------------------   -----------------------
                                                                                                  Oppenheimer
                                              Strategist                  Utilities                  Capital
                                           (Class Y Shares)           (Class Y Shares)            Appreciation
                                        -----------------------   -----------------------   -----------------------
                                           2006         2005         2006         2005         2006         2005
                                        ----------   ----------   ----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)            $   28,450   $    8,563   $    3,195   $    5,928   $  (17,599)  $   (6,119)
Net realized gains (losses)                360,431      315,818       44,642       23,164       29,229       37,578
Change in unrealized gains (losses)          9,853     (125,019)     117,656       86,730      115,032       40,743
                                        ----------   ----------   ----------   ----------   ----------   ----------
Increase (decrease) in net assets
   from operations                         398,734      199,362      165,493      115,822      126,662       72,202
                                        ----------   ----------   ----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                        --          875           --       33,424       25,607      123,026
Benefit payments                            (7,201)          --      (75,164)          --       (5,557)      (4,431)
Payments on termination                   (656,289)    (172,227)     (95,921)     (30,502)     (82,856)    (131,846)
Contract Maintenance Charge                 (3,135)      (2,811)      (3,130)      (2,749)        (900)        (926)
Transfers among the sub-accounts
   and with the Fixed Account - net        115,360      (15,014)     (26,711)     (32,397)     (97,840)    (271,860)
                                        ----------   ----------   ----------   ----------   ----------   ----------
Increase (decrease) in net assets
   from contract transactions             (551,265)    (189,177)    (200,926)     (32,224)    (161,546)    (286,037)
                                        ----------   ----------   ----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS         (152,531)      10,185      (35,433)      83,598      (34,884)    (213,835)
NET ASSETS AT BEGINNING OF PERIOD        3,211,506    3,201,321    1,021,986      938,388    2,070,842    2,284,677
                                        ----------   ----------   ----------   ----------   ----------   ----------
NET ASSETS AT END OF PERIOD             $3,058,975   $3,211,506   $  986,553   $1,021,986   $2,035,958   $2,070,842
                                        ==========   ==========   ==========   ==========   ==========   ==========
UNITS OUTSTANDING
   Units outstanding at beginning of
      period                               262,934      279,279       90,088       95,469      261,939      299,956
         Units issued                       15,181        6,362       17,122       20,266        7,375       32,164
         Units redeemed                    (56,708)     (22,707)     (34,246)     (25,647)     (27,756)     (70,181)
                                        ----------   ----------   ----------   ----------   ----------   ----------
   Units outstanding at end of period      221,407      262,934       72,964       90,088      241,558      261,939
                                        ==========   ==========   ==========   ==========   ==========   ==========

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
-------------------------------------------------------------------------------------------------------------------

                                               Oppenheimer              Oppenheimer              Oppenheimer
                                                Variable                 Variable                  Variable
                                              Account Funds            Account Funds            Account Funds
                                               Sub-Account              Sub-Account              Sub-Account
                                        -----------------------   -----------------------   -----------------------
                                                                        Oppenheimer
                                               Oppenheimer                 Global                Oppenheimer
                                                Core Bond                Securities               High Income
                                        -----------------------   -----------------------   -----------------------
                                           2006         2005         2006         2005         2006         2005
                                        ----------   ----------   ----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)            $   75,165   $   69,018   $   (4,012)  $   (3,737)  $   75,960   $   59,541
Net realized gains (losses)                 (5,800)       2,583      136,259       30,777        1,556        2,295
Change in unrealized gains (losses)          3,279      (47,282)     132,968      168,250       18,483      (48,363)
                                        ----------   ----------   ----------   ----------   ----------   ----------
Increase (decrease) in net assets
   from operations                          72,644       24,319      265,215      195,290       95,999       13,473
                                        ----------   ----------   ----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                     7,046      101,266       23,630       97,265        8,502       79,193
Benefit payments                            (3,793)     (37,822)          --           --           --           --
Payments on termination                   (167,675)     (62,736)     (45,676)     (68,923)    (113,401)     (87,629)
Contract Maintenance Charge                   (722)        (803)        (545)        (497)        (277)        (270)
Transfers among the sub-accounts
   and with the Fixed Account - net         69,313       22,387      (55,746)      80,485       39,905       59,971
                                        ----------   ----------   ----------   ----------   ----------   ----------
Increase (decrease) in net assets
   from contract transactions              (95,831)      22,292      (78,337)     108,330      (65,271)      51,265
                                        ----------   ----------   ----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS          (23,187)      46,611      186,878      303,620       30,728       64,738
NET ASSETS AT BEGINNING OF PERIOD        1,885,922    1,839,311    1,697,405    1,393,785    1,213,577    1,148,839
                                        ----------   ----------   ----------   ----------   ----------   ----------
NET ASSETS AT END OF PERIOD             $1,862,735   $1,885,922   $1,884,283   $1,697,405   $1,244,305   $1,213,577
                                        ==========   ==========   ==========   ==========   ==========   ==========
UNITS OUTSTANDING
   Units outstanding at beginning of
      period                               144,899      143,176      140,687      130,413       99,369       95,050
         Units issued                       11,193       27,865        6,566       29,881        4,269       14,353
         Units redeemed                    (18,445)     (26,142)     (12,890)     (19,607)      (9,359)     (10,034)
                                        ----------   ----------   ----------   ----------   ----------   ----------
   Units outstanding at end of period      137,647      144,899      134,363      140,687       94,279       99,369
                                        ==========   ==========   ==========   ==========   ==========   ==========

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
-------------------------------------------------------------------------------------------------------------------

                                              Oppenheimer               Oppenheimer               Oppenheimer
                                               Variable                  Variable                   Variable
                                             Account Funds             Account Funds             Account Funds
                                              Sub-Account               Sub-Account               Sub-Account
                                        -----------------------   -----------------------   -----------------------
                                                                        Oppenheimer               Oppenheimer
                                              Oppenheimer               Main Street                  MidCap
                                              Main Street             Small Cap Growth             Fund (ab)
                                        -----------------------   -----------------------   -----------------------
                                           2006         2005         2006         2005         2006         2005
                                        ----------   ----------   ----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)            $   (6,334)  $    3,019   $  (28,364)  $  (26,568)  $  (26,790)  $  (25,139)
Net realized gains (losses)                 93,183       39,391      198,760      101,379       44,985       16,043
Change in unrealized gains (losses)        558,711      174,770      151,356      109,948       19,810      229,053
                                        ----------   ----------   ----------   ----------   ----------   ----------
Increase (decrease) in net assets
   from operations                         645,560      217,180      321,752      184,759       38,005      219,957
                                        ----------   ----------   ----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                    52,850       43,517        8,928      103,826        7,763       25,130
Benefit payments                           (19,475)     (10,819)          --       (3,334)     (55,615)        (458)
Payments on termination                   (333,901)    (218,695)    (274,022)     (79,988)    (120,841)     (88,358)
Contract Maintenance Charge                 (3,397)      (3,578)        (724)        (583)        (958)      (1,031)
Transfers among the sub-accounts
   and with the Fixed Account - net         94,298      172,475       85,252      216,133       22,601      116,548
                                        ----------   ----------   ----------   ----------   ----------   ----------
Increase (decrease) in net assets
   from contract transactions             (209,625)     (17,100)    (180,566)     236,054     (147,050)      51,831
                                        ----------   ----------   ----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS          435,935      200,080      141,186      420,813     (109,045)     271,788
NET ASSETS AT BEGINNING OF PERIOD        4,772,869    4,572,789    2,399,363    1,978,550    2,183,872    1,912,084
                                        ----------   ----------   ----------   ----------   ----------   ----------
NET ASSETS AT END OF PERIOD             $5,208,804   $4,772,869   $2,540,549   $2,399,363   $2,074,827   $2,183,872
                                        ==========   ==========   ==========   ==========   ==========   ==========
UNITS OUTSTANDING
   Units outstanding at beginning of
      period                               511,014      512,442      183,989      164,702      302,678      293,993
         Units issued                       21,933       41,519       21,365       46,427       12,845       24,163
         Units redeemed                    (42,026)     (42,947)     (33,821)     (27,140)     (32,710)     (15,478)
                                        ----------   ----------   ----------   ----------   ----------   ----------
   Units outstanding at end of period      490,921      511,014      171,533      183,989      282,813      302,678
                                        ==========   ==========   ==========   ==========   ==========   ==========

(ab) Previously known as Oppenheimer Aggressive Growth

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
---------------------------------------------------------------------------------------------------------------------

                                                                        Oppenheimer                Oppenheimer
                                              Oppenheimer                Variable                   Variable
                                               Variable                Account Funds              Account Funds
                                             Account Funds        (Service Class ("SC"))     (Service Class ("SC"))
                                              Sub-Account               Sub-Account                Sub-Account
                                        -----------------------   -----------------------   -------------------------
                                                                                                   Oppenheimer
                                              Oppenheimer               Oppenheimer                   Capital
                                             Strategic Bond            Balanced (SC)             Appreciation (SC)
                                        -----------------------   -----------------------   -------------------------
                                           2006         2005         2006         2005          2006          2005
                                        ----------   ----------   ----------   ----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)            $  112,238   $  120,070   $   31,063   $   (3,928)  $  (226,144)  $   (99,283)
Net realized gains (losses)                 73,572       30,817      372,349      204,686       228,028        41,396
Change in unrealized gains (losses)         29,864     (101,530)     277,276      (62,359)      949,498       583,879
                                        ----------   ----------   ----------   ----------   -----------   -----------
Increase (decrease) in net assets
   from operations                         215,674       49,357      680,688      138,399       951,382       525,992
                                        ----------   ----------   ----------   ----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                    37,254       21,864      515,534    2,111,870     3,004,472     5,410,833
Benefit payments                           (87,106)     (38,541)     (26,760)      (3,872)     (106,303)      (76,754)
Payments on termination                   (537,969)    (180,486)    (766,799)    (177,875)   (1,958,951)     (356,410)
Contract Maintenance Charge                 (1,265)      (1,489)     (23,927)     (16,347)      (45,522)      (20,805)
Transfers among the sub-accounts
   and with the Fixed Account - net         44,495       90,587      220,312      714,518     1,393,272     2,147,888
                                        ----------   ----------   ----------   ----------   -----------   -----------
Increase (decrease) in net assets
   from contract transactions             (544,591)    (108,065)     (81,640)   2,628,294     2,286,968     7,104,752
                                        ----------   ----------   ----------   ----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS         (328,917)     (58,708)     599,048    2,766,693     3,238,350     7,630,744
NET ASSETS AT BEGINNING OF PERIOD        3,676,480    3,735,188    7,233,710    4,467,017    14,016,700     6,385,956
                                        ----------   ----------   ----------   ----------   -----------   -----------
NET ASSETS AT END OF PERIOD             $3,347,563   $3,676,480   $7,832,758   $7,233,710   $17,255,050   $14,016,700
                                        ==========   ==========   ==========   ==========   ===========   ===========
UNITS OUTSTANDING
   Units outstanding at beginning of
      period                               255,618      263,324      501,277      314,295     1,057,596       494,542
         Units issued                       27,062       18,875      100,374      232,916       452,252       655,217
         Units redeemed                    (63,428)     (26,581)    (102,716)     (45,934)     (276,633)      (92,163)
                                        ----------   ----------   ----------   ----------   -----------   -----------
   Units outstanding at end of period      219,252      255,618      498,935      501,277     1,233,215     1,057,596
                                        ==========   ==========   ==========   ==========   ===========   ===========

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
--------------------------------------------------------------------------------------------------------------------

                                              Oppenheimer               Oppenheimer               Oppenheimer
                                               Variable                  Variable                   Variable
                                             Account Funds             Account Funds             Account Funds
                                         (Service Class ("SC"))   (Service Class  ("SC"))    (Service Class ("SC"))
                                              Sub-Account               Sub-Account               Sub-Account
                                        -----------------------   -----------------------   ------------------------
                                                                        Oppenheimer
                                              Oppenheimer                  Global                 Oppenheimer
                                             Core Bond (SC)           Securities (SC)           High Income (SC)
                                        -----------------------   -----------------------   ------------------------
                                           2006         2005         2006         2005          2006         2005
                                        ----------   ----------   ----------   ----------   -----------   ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)            $   73,540   $   20,783   $  (28,864)  $  (24,432)  $   556,878   $  306,432
Net realized gains (losses)                 (2,940)      (1,747)     439,247       64,742       (11,627)      (6,942)
Change in unrealized gains (losses)        128,990       (9,856)     190,462      375,856       206,223     (245,513)
                                        ----------   ----------   ----------   ----------   -----------   ----------
Increase (decrease) in net assets
   from operations                         199,590        9,180      600,845      416,166       751,474       53,977
                                        ----------   ----------   ----------   ----------   -----------   ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                 3,140,672    1,220,319      225,181      591,207       809,315    2,934,234
Benefit payments                           (19,390)          --       (3,691)      (7,322)     (125,383)     (76,267)
Payments on termination                   (369,768)     (28,503)    (468,268)    (139,405)   (1,276,508)    (385,402)
Contract Maintenance Charge                (11,077)      (2,472)     (12,171)     (12,851)      (42,012)     (26,469)
Transfers among the sub-accounts
   and with the Fixed Account - net      2,005,229      841,796       33,448      116,773       689,276    1,112,716
                                        ----------   ----------   ----------   ----------   -----------   ----------
Increase (decrease) in net assets
   from contract transactions            4,745,666    2,031,140     (225,501)     548,402        54,688    3,558,812
                                        ----------   ----------   ----------   ----------   -----------   ----------
INCREASE (DECREASE) IN NET ASSETS        4,945,256    2,040,320      375,344      964,568       806,162    3,612,789
NET ASSETS AT BEGINNING OF PERIOD        2,349,886      309,566    3,839,022    2,874,454     9,461,300    5,848,511
                                        ----------   ----------   ----------   ----------   -----------   ----------
NET ASSETS AT END OF PERIOD             $7,295,142   $2,349,886   $4,214,366   $3,839,022   $10,267,462   $9,461,300
                                        ==========   ==========   ==========   ==========   ===========   ==========
UNITS OUTSTANDING
   Units outstanding at beginning of
      period                               230,594       30,610      205,359      172,051       678,791      420,017
         Units issued                      555,478      222,791       38,429       53,826       143,631      330,517
         Units redeemed                    (93,636)     (22,807)     (46,462)     (20,518)     (136,091)     (71,743)
                                        ----------   ----------   ----------   ----------   -----------   ----------
   Units outstanding at end of period      692,436      230,594      197,326      205,359       686,331      678,791
                                        ==========   ==========   ==========   ==========   ===========   ==========

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------

                                                Oppenheimer              Oppenheimer                Oppenheimer
                                                 Variable                 Variable                    Variable
                                               Account Funds            Account Funds              Account Funds
                                          (Service Class ("SC"))    (Service Class  ("SC"))    (Service Class ("SC"))
                                                Sub-Account              Sub-Account                Sub-Account
                                        -------------------------   ------------------------   -----------------------
                                                                         Oppenheimer
                                                                         Main Street                Oppenheimer
                                                Oppenheimer               Small Cap                  MidCap Fund
                                              Main Street (SC)           Growth (SC)                  (SC) (ac)
                                        -------------------------   ------------------------   -----------------------
                                            2006          2005          2006         2005         2006         2005
                                        -----------   -----------   -----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)            $  (147,492)  $   (73,785)  $  (147,613)  $  (86,797)  $  (62,605)  $  (42,934)
Net realized gains (losses)                 467,044        69,909       546,656      164,997       99,615       32,450
Change in unrealized gains (losses)       2,622,052       706,737       720,122      511,395       (7,110)     329,967
                                        -----------   -----------   -----------   ----------   ----------   ----------
Increase (decrease) in net assets
   from operations                        2,941,604       702,861     1,119,165      589,595       29,900      319,483
                                        -----------   -----------   -----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                  5,658,937     5,753,105     2,264,409    2,873,108      606,052    1,309,861
Benefit payments                           (200,803)     (104,006)      (29,308)     (22,692)     (12,162)          --
Payments on termination                  (2,522,571)     (408,414)     (972,586)    (153,701)    (330,288)     (89,734)
Contract Maintenance Charge                 (72,202)      (41,658)      (27,751)     (13,480)     (14,131)      (8,077)
Transfers among the sub-accounts
   and with the Fixed Account - net       1,187,409     1,942,554       378,573      830,563      175,419      243,276
                                        -----------   -----------   -----------   ----------   ----------   ----------
Increase (decrease) in net assets
   from contract transactions             4,050,770     7,141,581     1,613,337    3,513,798      424,890    1,455,326
                                        -----------   -----------   -----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS         6,992,374     7,844,442     2,732,502    4,103,393      454,790    1,774,809
NET ASSETS AT BEGINNING OF PERIOD        18,867,874    11,023,432     7,695,205    3,591,812    3,529,190    1,754,381
                                        -----------   -----------   -----------   ----------   ----------   ----------
NET ASSETS AT END OF PERIOD             $25,860,248   $18,867,874   $10,427,707   $7,695,205   $3,983,980   $3,529,190
                                        ===========   ===========   ===========   ==========   ==========   ==========
UNITS OUTSTANDING
   Units outstanding at beginning of
      period                              1,353,922       808,680       422,441      207,933      220,054      120,045
         Units issued                       665,472       661,489       218,642      247,604       80,451      120,009
         Units redeemed                    (362,672)     (116,247)     (123,626)     (33,096)     (51,250)     (20,000)
                                        -----------   -----------   -----------   ----------   ----------   ----------
   Units outstanding at end of period     1,656,722     1,353,922       517,457      422,441      249,255      220,054
                                        ===========   ===========   ===========   ==========   ==========   ==========

(ac) Previously known as Oppenheimer Aggressive Growth (SC)

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
------------------------------------------------------------------------------------------------------------------------------------

                                                 Oppenheimer
                                                  Variable           PIMCO Variable PIMCO Variable  PIMCO Variable   PIMCO Variable
                                                Account Funds          Insurance      Insurance       Insurance        Insurance
                                            (Service Class ("SC")         Trust          Trust           Trust            Trust
                                                 Sub-Account           Sub-Account    Sub-Account     Sub-Account      Sub-Account
                                          -------------------------  -------------- -------------- ---------------- ----------------
                                                                        PIMCO VIT     PIMCO VIT
                                                                     Commodity Real    Emerging     PIMCO VIT Real  PIMCO VIT Total
                                                 Oppenheimer             Return      Markets Bond       Return           Return
                                             Strategic Bond (SC)        Strategy    (Admin Shares) (Advisor Shares) (Advisor Shares)
                                          -------------------------  -------------- -------------- ---------------- ----------------
                                             2006           2005         2006 (w)       2006 (w)       2006 (w)         2006 (w)
                                          -----------   -----------  -------------- -------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $   632,805   $   354,853     $    333       $    103        $    438         $  1,995
Net realized gains (losses)                    55,292        15,318          616            438             339            1,177
Change in unrealized gains (losses)           837,364      (176,161)        (397)            --            (200)             127
                                          -----------   -----------     --------       --------        --------         --------
Increase (decrease) in net assets
   from operations                          1,525,461       194,010          552            541             577            3,299
                                          -----------   -----------     --------       --------        --------         --------
INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                    4,800,286     8,006,216        3,000             --              --          122,195
Benefit payments                             (266,379)     (172,707)          --             --              --               --
Payments on termination                    (2,368,340)     (672,650)     (29,572)       (13,064)        (32,385)         (52,204)
Contract Maintenance Charge                   (90,315)      (50,326)         (62)           (50)            (42)            (281)
Transfers among the sub-accounts
   and with the Fixed Account - net         2,556,098     3,292,408       34,806         12,573          39,287          101,496
                                          -----------   -----------     --------       --------        --------         --------
Increase (decrease) in net assets
   from contract transactions               4,631,350    10,402,941        8,172           (541)          6,860          171,206
                                          -----------   -----------     --------       --------        --------         --------
INCREASE (DECREASE) IN NET ASSETS           6,156,811    10,596,951        8,724             --           7,437          174,505
NET ASSETS AT BEGINNING OF PERIOD          22,992,658    12,395,707           --             --              --               --
                                          -----------   -----------     --------       --------        --------         --------
NET ASSETS AT END OF PERIOD               $29,149,469   $22,992,658     $  8,724       $     --        $  7,437         $174,505
                                          ===========   ===========     ========       ========        ========         ========
UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                1,768,584       953,296           --             --              --               --
         Units issued                         687,604       957,232        3,974          1,219           3,900           30,227
         Units redeemed                      (321,254)     (141,944)      (3,056)        (1,219)         (3,166)         (13,314)
                                          -----------   -----------     --------       --------        --------         --------
   Units outstanding at end of period       2,134,934     1,768,584          918             --             734           16,913
                                          ===========   ===========     ========       ========        ========         ========

(w) For period beginning May 1, 2006, and ended December 31, 2006

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------

                                             Putnam Variable           Putnam Variable         Putnam Variable
                                                  Trust                     Trust                   Trust
                                               Sub-Account               Sub-Account             Sub-Account
                                        ------------------------   -----------------------   -------------------
                                               VT American
                                                Government               VT Capital               VT Capital
                                                  Income                 Appreciation            Opportunities
                                        ------------------------   -----------------------   -------------------
                                            2006         2005         2006         2005        2006       2005
                                        -----------   ----------   ----------   ----------   --------   --------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)            $   199,156   $  149,377   $  (14,013)  $   (9,522)  $ (5,790)  $ (3,215)
Net realized gains (losses)                 (86,246)      (5,780)     142,320       32,768     33,206      2,397
Change in unrealized gains (losses)          (3,872)    (139,347)     (13,922)      44,042     18,381     25,026
                                        -----------   ----------   ----------   ----------   --------   --------
Increase (decrease) in net assets
   from operations                          109,038        4,250      114,385       67,288     45,797     24,208
                                        -----------   ----------   ----------   ----------   --------   --------
INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                     15,370       71,328          550        7,830      6,600      1,155
Benefit payments                           (257,411)     (17,152)     (23,467)          --    (20,409)    (2,041)
Payments on termination                  (1,293,985)    (593,664)    (147,827)    (131,971)   (23,479)   (12,944)
Contract Maintenance Charge                    (150)        (155)         (51)         (49)       (14)        --
Transfers among the sub-accounts
   and with the Fixed Account - net          (6,944)    (253,341)      79,216      102,208    180,757    145,394
                                        -----------   ----------   ----------   ----------   --------   --------
Increase (decrease) in net assets
   from contract transactions            (1,543,120)    (792,984)     (91,579)     (21,982)   143,455    131,564
                                        -----------   ----------   ----------   ----------   --------   --------
INCREASE (DECREASE) IN NET ASSETS        (1,434,082)    (788,734)      22,806       45,306    189,252    155,772
NET ASSETS AT BEGINNING OF PERIOD         7,181,790    7,970,524    1,111,497    1,066,191    314,154    158,382
                                        -----------   ----------   ----------   ----------   --------   --------
NET ASSETS AT END OF PERIOD             $ 5,747,708   $7,181,790   $1,134,303   $1,111,497   $503,406   $314,154
                                        ===========   ==========   ==========   ==========   ========   ========
UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                563,629      626,105      126,059      128,670     19,196     10,519
         Units issued                        57,928       30,524       25,495       23,139     21,916     10,331
         Units redeemed                    (179,248)     (93,000)     (35,479)     (25,750)   (14,042)    (1,654)
                                        -----------   ----------   ----------   ----------   --------   --------
   Units outstanding at end of period       442,309      563,629      116,075      126,059     27,070     19,196
                                        ===========   ==========   ==========   ==========   ========   ========

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
--------------------------------------------------------------------------------------------------------------------

                                            Putnam Variable            Putnam Variable          Putnam Variable
                                                 Trust                      Trust                    Trust
                                              Sub-Account                Sub-Account              Sub-Account
                                        -----------------------   ------------------------   -----------------------
                                             VT Discovery              VT Diversified              VT Equity
                                                 Growth                     Income                   Income
                                        -----------------------   ------------------------   -----------------------
                                           2006         2005         2006          2005         2006         2005
                                        ----------   ----------   -----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)            $  (20,489)  $  (20,486)  $   396,856   $  563,474   $   (3,099)  $   (5,740)
Net realized gains (losses)                 88,782       21,236        (9,343)      15,313      114,580       34,466
Change in unrealized gains (losses)         72,408       85,871        45,141     (417,063)     151,793       29,245
                                        ----------   ----------   -----------   ----------   ----------   ----------
Increase (decrease) in net assets
   from operations                         140,701       86,621       432,654      161,724      263,274       57,971
                                        ----------   ----------   -----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                     4,696       10,036        15,305       91,563       14,462        6,726
Benefit payments                            (6,407)      (1,540)     (131,351)     (75,097)     (12,210)      (5,157)
Payments on termination                   (205,362)     (96,220)   (1,203,149)    (841,265)    (246,149)     (46,814)
Contract Maintenance Charge                   (105)        (141)         (254)        (248)         (77)          --
Transfers among the sub-accounts
   and with the Fixed Account - net        (89,775)      (6,817)      357,321      242,949      266,080      404,094
                                        ----------   ----------   -----------   ----------   ----------   ----------
Increase (decrease) in net assets
   from contract transactions             (296,953)     (94,682)     (962,128)    (582,098)      22,106      358,849
                                        ----------   ----------   -----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS         (156,252)      (8,061)     (529,474)    (420,374)     285,380      416,820
NET ASSETS AT BEGINNING OF PERIOD        1,575,595    1,583,656     9,202,966    9,623,340    1,460,987    1,044,167
                                        ----------   ----------   -----------   ----------   ----------   ----------
NET ASSETS AT END OF PERIOD             $1,419,343   $1,575,595   $ 8,673,492   $9,202,966   $1,746,367   $1,460,987
                                        ==========   ==========   ===========   ==========   ==========   ==========
UNITS OUTSTANDING
   Units outstanding at beginning of
      period                               310,552      330,207       680,827      724,310      105,484       78,523
         Units issued                       18,657        7,234        92,727       54,802       50,905       44,026
         Units redeemed                    (73,858)     (26,889)     (162,166)     (98,285)     (48,910)     (17,065)
                                        ----------   ----------   -----------   ----------   ----------   ----------
   Units outstanding at end of period      255,351      310,552       611,388      680,827      107,479      105,484
                                        ==========   ==========   ===========   ==========   ==========   ==========

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------

                                             Putnam Variable            Putnam Variable            Putnam Variable
                                                  Trust                      Trust                      Trust
                                               Sub-Account                Sub-Account                Sub-Account
                                        -------------------------   ------------------------   -----------------------
                                              VT The George
                                              Putnam Fund of            VT Global Asset               VT Global
                                                  Boston                   Allocation                   Equity
                                        -------------------------   ------------------------   -----------------------
                                            2006          2005         2006          2005         2006         2005
                                        -----------   -----------   -----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)            $   183,809   $   109,469   $   120,724   $  (30,039)  $  (58,991)  $  (29,473)
Net realized gains (losses)                 956,916       240,663       355,674       77,991     (155,167)    (206,481)
Change in unrealized gains (losses)         548,724        82,706       571,043      428,923    1,454,199      673,104
                                        -----------   -----------   -----------   ----------   ----------   ----------
Increase (decrease) in net assets
   from operations                        1,689,449       432,838     1,047,441      476,875    1,240,041      437,150
                                        -----------   -----------   -----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                    466,195     1,170,369       360,708    1,752,866        8,770       33,863
Benefit payments                           (217,312)     (175,871)      (35,971)     (33,409)    (104,377)     (77,073)
Payments on termination                  (2,458,202)   (1,408,660)   (2,345,215)    (677,403)    (832,339)    (378,966)
Contract Maintenance Charge                 (15,109)      (12,376)      (14,518)      (8,823)        (155)        (144)
Transfers among the sub-accounts
   and with the Fixed Account - net         (13,759)      220,324       790,266    1,220,644        6,145       43,605
                                        -----------   -----------   -----------   ----------   ----------   ----------
Increase (decrease) in net assets
   from contract transactions            (2,238,187)     (206,214)   (1,244,730)   2,253,875     (921,956)    (378,715)
                                        -----------   -----------   -----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS          (548,738)      226,624      (197,289)   2,730,750      318,085       58,435
NET ASSETS AT BEGINNING OF PERIOD        17,052,277    16,825,653     9,600,930    6,870,180    6,147,981    6,089,546
                                        -----------   -----------   -----------   ----------   ----------   ----------
NET ASSETS AT END OF PERIOD             $16,503,539   $17,052,277   $ 9,403,641   $9,600,930   $6,466,066   $6,147,981
                                        ===========   ===========   ===========   ==========   ==========   ==========
UNITS OUTSTANDING
   Units outstanding at beginning of
      period                              1,429,117     1,458,699       808,102      633,500      716,098      760,426
         Units issued                       160,916       217,159       121,752      282,752       63,624       40,908
         Units redeemed                    (339,843)     (246,741)     (230,165)    (108,150)    (155,733)     (85,236)
                                        -----------   -----------   -----------   ----------   ----------   ----------
   Units outstanding at end of period     1,250,190     1,429,117       699,689      808,102      623,989      716,098
                                        ===========   ===========   ===========   ==========   ==========   ==========

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------

                                             Putnam Variable             Putnam Variable          Putnam Variable
                                                  Trust                       Trust                    Trust
                                               Sub-Account                 Sub-Account              Sub-Account
                                        -------------------------   -----------------------   ------------------------
                                              VT Growth and                 VT Growth                VT Health
                                                  Income                  Opportunities               Sciences
                                        -------------------------   -----------------------   ------------------------
                                           2006           2005         2006         2005          2006         2005
                                        -----------   -----------   ----------   ----------   -----------   ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)            $   114,474   $   121,315   $  (23,527)  $  (12,813)  $   (66,602)  $  (89,633)
Net realized gains (losses)               2,610,028       395,589     (171,212)    (286,382)      146,905       33,927
Change in unrealized gains (losses)       3,866,032     1,313,214      330,028      342,772           405      847,044
                                        -----------   -----------   ----------   ----------   -----------   ----------
Increase (decrease) in net assets
   from operations                        6,590,534     1,830,118      135,289       43,577        80,708      791,338
                                        -----------   -----------   ----------   ----------   -----------   ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                    598,821     1,552,554       19,119        9,962        15,849       40,167
Benefit payments                           (741,012)     (436,185)     (36,698)     (49,571)      (90,524)     (40,017)
Payments on termination                  (7,085,321)   (3,192,818)    (270,156)    (151,885)     (877,438)    (477,010)
Contract Maintenance Charge                 (15,353)      (10,261)         (66)         (79)       (2,192)      (3,003)
Transfers among the sub-accounts
   and with the Fixed Account - net        (747,644)      162,952       24,002     (214,123)     (355,851)    (135,147)
                                        -----------   -----------   ----------   ----------   -----------   ----------
Increase (decrease) in net assets
   from contract transactions            (7,990,509)   (1,923,758)    (263,799)    (405,696)   (1,310,156)    (615,010)
                                        -----------   -----------   ----------   ----------   -----------   ----------
INCREASE (DECREASE) IN NET ASSETS        (1,399,975)      (93,640)    (128,510)    (362,119)   (1,229,448)     176,328
NET ASSETS AT BEGINNING OF PERIOD        49,044,589    49,138,229    1,998,768    2,360,887     7,251,665    7,075,337
                                        -----------   -----------   ----------   ----------   -----------   ----------

NET ASSETS AT END OF PERIOD             $47,644,614   $49,044,589   $1,870,258   $1,998,768   $ 6,022,217   $7,251,665
                                        ===========   ===========   ==========   ==========   ===========   ==========
UNITS OUTSTANDING
   Units outstanding at beginning of
      period                              4,520,149     4,755,029      458,973      557,273       589,918      642,078
         Units issued                       287,043       318,091       44,240       30,825        38,800       53,831
         Units redeemed                    (986,660)     (552,971)    (102,492)    (129,125)     (145,342)    (105,991)
                                        -----------   -----------   ----------   ----------   -----------   ----------
   Units outstanding at end of period     3,820,532     4,520,149      400,721      458,973       483,376      589,918
                                        ===========   ===========   ==========   ==========   ===========   ==========

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
------------------------------------------------------------------------------------------------------------------------

                                             Putnam Variable            Putnam Variable             Putnam Variable
                                                  Trust                      Trust                       Trust
                                               Sub-Account                Sub-Account                 Sub-Account
                                        ------------------------   -------------------------   -------------------------
                                                                                                           VT
                                                                                                      International
                                              VT High Yield                VT Income                     Equity
                                        ------------------------   -------------------------   -------------------------
                                           2006          2005         2006          2005          2006          2005
                                        -----------   ----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)            $   609,130   $  596,542   $   762,304   $   384,240   $  (132,984)  $    13,413
Net realized gains (losses)                 (42,014)     (33,249)      (43,121)      237,126       840,844       206,690
Change in unrealized gains (losses)         302,072     (399,912)      171,590      (406,003)    3,459,951     1,341,279
                                        -----------   ----------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets
   from operations                          869,188      163,381       890,773       215,363     4,167,811     1,561,382
                                        -----------   ----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                    756,258    1,972,999     4,810,535     5,921,025     1,631,561     1,346,229
Benefit payments                           (185,648)     (67,876)     (281,620)     (284,314)     (134,340)     (115,086)
Payments on termination                  (1,513,585)    (495,891)   (3,887,403)   (2,305,363)   (1,661,060)   (1,047,067)
Contract Maintenance Charge                 (18,941)     (11,988)      (41,532)      (14,933)      (14,412)       (7,666)
Transfers among the sub-accounts
   and with the Fixed Account - net         482,559      129,151     1,723,387     1,073,336       333,900       499,166
                                        -----------   ----------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets
   from contract transactions              (479,357)   1,526,395     2,323,367     4,389,751       155,649       675,576
                                        -----------   ----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS           389,831    1,689,776     3,214,140     4,605,114     4,323,460     2,236,958
NET ASSETS AT BEGINNING OF PERIOD         9,945,209    8,255,433    25,127,159    20,522,045    15,890,037    13,653,079
                                        -----------   ----------   -----------   -----------   -----------   -----------
NET ASSETS AT END OF PERIOD             $10,335,040   $9,945,209   $28,341,299   $25,127,159   $20,213,497   $15,890,037
                                        ===========   ==========   ===========   ===========   ===========   ===========
UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                738,822      636,935     2,133,798     1,696,634     1,187,419     1,162,082
         Units issued                       158,236      199,568       896,990       784,395       291,739       214,741
         Units redeemed                    (197,727)     (97,681)     (640,691)     (347,231)     (290,588)     (189,404)
                                        -----------   ----------   -----------   -----------   -----------   -----------
   Units outstanding at end of period       699,331      738,822     2,390,097     2,133,798     1,188,570     1,187,419
                                        ===========   ==========   ===========   ===========   ===========   ===========

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
---------------------------------------------------------------------------------------------------------------------

                                            Putnam Variable           Putnam Variable            Putnam Variable
                                                 Trust                     Trust                      Trust
                                              Sub-Account               Sub-Account                Sub-Account
                                        -----------------------   -----------------------   -------------------------
                                                  VT                        VT
                                             International             International
                                               Growth and                   New
                                                 Income                Opportunities               VT Investors
                                        -----------------------   -----------------------   -------------------------
                                           2006         2005         2006         2005          2006          2005
                                        ----------   ----------   ----------   ----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)            $   (6,498)  $  (13,209)  $      798   $  (13,250)  $  (144,481)  $   (46,747)
Net realized gains (losses)                222,052       71,192       33,059      (87,781)      (64,141)     (268,413)
Change in unrealized gains (losses)        719,486      329,027      529,841      445,194     2,135,709     1,449,887
                                        ----------   ----------   ----------   ----------   -----------   -----------
Increase (decrease) in net assets
   from operations                         935,040      387,010      563,698      344,163     1,927,087     1,134,727
                                        ----------   ----------   ----------   ----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                    14,818        6,886        2,339        3,352       388,242       241,005
Benefit payments                          (135,088)     (29,131)     (34,966)     (23,385)     (267,555)     (132,649)
Payments on termination                   (439,627)    (253,154)    (310,890)    (219,793)   (1,733,262)   (1,137,403)
Contract Maintenance Charge                   (123)        (107)         (91)         (81)       (3,095)       (1,753)
Transfers among the sub-accounts
   and with the Fixed Account - net        873,499      370,344      134,905      110,824       190,509       (88,322)
                                        ----------   ----------   ----------   ----------   -----------   -----------
Increase (decrease) in net assets
   from contract transactions              313,479       94,838     (208,703)    (129,083)   (1,425,161)   (1,119,122)
                                        ----------   ----------   ----------   ----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS        1,248,519      481,848      354,995      215,080       501,926        15,605
NET ASSETS AT BEGINNING OF PERIOD        3,394,554    2,912,706    2,382,421    2,167,341    16,318,320    16,302,715
                                        ----------   ----------   ----------   ----------   -----------   -----------
NET ASSETS AT END OF PERIOD             $4,643,073   $3,394,554   $2,737,416   $2,382,421   $16,820,246   $16,318,320
                                        ==========   ==========   ==========   ==========   ===========   ===========
UNITS OUTSTANDING
   Units outstanding at beginning of
      period                               255,277      246,641      215,619      229,054     1,976,676     2,137,334
         Units issued                      104,455       55,805       44,103       50,657       201,848       121,858
         Units redeemed                    (81,144)     (47,169)     (58,804)     (64,092)     (387,272)     (282,516)
                                        ----------   ----------   ----------   ----------   -----------   -----------
   Units outstanding at end of period      278,588      255,277      200,918      215,619     1,791,252     1,976,676
                                        ==========   ==========   ==========   ==========   ============  ===========

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
-----------------------------------------------------------------------------------------------------------------------

                                            Putnam Variable            Putnam Variable             Putnam Variable
                                                 Trust                      Trust                       Trust
                                              Sub-Account                Sub-Account                 Sub-Account
                                        -----------------------   -------------------------   -------------------------
                                              VT Mid Cap                   VT Money                     VT New
                                                 Value                      Market                   Opportunities
                                        -----------------------   -------------------------   -------------------------
                                           2006         2005          2006          2005          2006          2005
                                        ----------   ----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)            $  (19,887)  $  (13,341)  $   639,955   $   151,016   $  (146,171)  $  (138,110)
Net realized gains (losses)                157,731       32,619            --            --      (647,955)     (997,820)
Change in unrealized gains (losses)         65,859      103,544            --            --     1,560,361     2,076,011
                                        ----------   ----------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets
   from operations                         203,703      122,822       639,955       151,016       766,235       940,081
                                        ----------   ----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                     8,140        4,995     4,653,658     6,529,100        67,476        22,986
Benefit payments                           (12,801)          --      (438,132)     (485,503)     (217,418)     (145,131)
Payments on termination                   (270,377)     (26,859)   (4,113,212)     (856,798)   (1,041,898)     (684,752)
Contract Maintenance Charge                   (101)        (108)      (82,859)      (31,624)       (1,936)       (1,976)
Transfers among the sub-accounts
   and with the Fixed Account - net        310,582      429,104     8,254,634     1,766,614      (437,541)     (642,633)
                                        ----------   ----------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets
   from contract transactions               35,443      407,132     8,274,089     6,921,789    (1,631,317)   (1,451,506)
                                        ----------   ----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS          239,146      529,954     8,914,044     7,072,805      (865,082)     (511,425)
NET ASSETS AT BEGINNING OF PERIOD        1,391,243      861,289    17,026,007     9,953,202    11,646,712    12,158,137
                                        ----------   ----------   -----------   -----------   -----------   -----------
NET ASSETS AT END OF PERIOD             $1,630,389   $1,391,243   $25,940,051   $17,026,007   $10,781,630   $11,646,712
                                        ==========   ==========   ===========   ===========   ===========   ===========
UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                86,176       59,201     1,677,119       971,344     1,453,260     1,646,691
         Units issued                       46,161       34,945     2,121,410     1,335,429        81,849        80,799
         Units redeemed                    (43,367)      (7,970)   (1,297,966)     (629,654)     (292,833)     (274,230)
                                        ----------   ----------   -----------   -----------   -----------   -----------
   Units outstanding at end of period       88,970       86,176     2,500,563     1,677,119     1,242,276     1,453,260
                                        ==========   ==========   ===========   ===========   ===========   ===========

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
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------

                                             Putnam Variable            Putnam Variable           Putnam Variable
                                                  Trust                      Trust                     Trust
                                               Sub-Account                Sub-Account               Sub-Account
                                        -------------------------   -----------------------   ------------------------
                                                                           VT OTC &
                                                                            Emerging
                                               VT New Value                  Growth                  VT Research
                                        -------------------------   -----------------------   ------------------------
                                            2006          2005         2006         2005          2006         2005
                                        -----------   -----------   ----------   ----------   -----------   ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)            $   (56,201)  $   (61,771)  $  (27,233)  $  (27,831)  $   (49,288)  $  (31,010)
Net realized gains (losses)               1,446,682       215,092     (198,077)    (438,281)       67,732      (38,858)
Change in unrealized gains (losses)         706,573       396,578      452,522      597,311       609,443      316,111
                                        -----------   -----------   ----------   ----------   -----------   ----------
Increase (decrease) in net assets
   from operations                        2,097,054       549,899      227,212      131,199       627,887      246,243
                                        -----------   -----------   ----------   ----------   -----------   ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                  2,555,101     2,223,232        4,229        4,010        24,761       35,092
Benefit payments                           (242,538)     (116,685)      (6,435)     (15,526)     (170,905)     (70,461)
Payments on termination                  (1,595,195)     (654,512)    (183,411)    (348,365)     (797,942)    (497,531)
Contract Maintenance Charge                 (18,485)       (7,773)         (11)         (17)       (2,518)      (2,737)
Transfers among the sub-accounts
   and with the Fixed Account - net         515,153     1,314,506      (45,054)     (47,264)      (67,104)    (226,461)
                                        -----------   -----------   ----------   ----------   -----------   ----------
Increase (decrease) in net assets
   from contract transactions             1,214,036     2,758,768     (230,682)    (407,162)   (1,013,708)    (762,098)
                                        -----------   -----------   ----------   ----------   -----------   ----------
INCREASE (DECREASE) IN NET ASSETS         3,311,090     3,308,667       (3,470)    (275,963)     (385,821)    (515,855)
NET ASSETS AT BEGINNING OF PERIOD        13,221,757     9,913,090    2,141,273    2,417,236     6,795,776    7,311,631
                                        -----------   -----------   ----------   ----------   -----------   ----------
NET ASSETS AT END OF PERIOD             $16,532,847   $13,221,757   $2,137,803   $2,141,273   $ 6,409,955   $6,795,776
                                        ===========   ===========   ==========   ==========   ===========   ==========
UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                880,527       699,027      411,684      509,856       701,369      784,432
         Units issued                       306,521       293,509       24,597       44,799        57,025       33,722
         Units redeemed                    (235,753)     (112,009)     (64,531)    (142,971)     (152,885)    (116,785)
                                        -----------   -----------   ----------   ----------   -----------   ----------
   Units outstanding at end of period       951,295       880,527      371,750      411,684       605,509      701,369
                                        ===========   ===========   ==========   ==========   ===========   ==========

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
---------------------------------------------------------------------------------------------------------------------

                                             Putnam Variable            Putnam Variable           Putnam Variable
                                                  Trust                      Trust                     Trust
                                               Sub-Account                Sub-Account               Sub-Account
                                        -------------------------   -----------------------   -----------------------
                                                                         VT Utilities
                                               VT Small Cap                Growth and
                                                  Value                      Income                   VT Vista
                                        -------------------------   -----------------------   -----------------------
                                            2006          2005         2006         2005         2006         2005
                                        -----------   -----------   ----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)            $  (110,345)  $  (126,953)  $   86,129   $   27,121   $ (102,138)  $  (99,600)
Net realized gains (losses)               1,862,903     1,326,225      153,237       12,136      (63,744)    (167,795)
Change in unrealized gains (losses)        (111,417)     (593,813)     974,515      291,663      460,155    1,060,438
                                        -----------   -----------   ----------   ----------   ----------   ----------
Increase (decrease) in net assets
   from operations                        1,641,141       605,459    1,213,881      330,920      294,273      793,043
                                        -----------   -----------   ----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                     15,565        50,657       15,293       36,812       95,227      159,827
Benefit payments                            (82,906)     (115,249)     (68,200)     (53,431)    (108,030)     (86,334)
Payments on termination                  (1,304,787)     (924,670)    (930,826)    (204,088)    (780,929)    (591,273)
Contract Maintenance Charge                    (842)         (960)      (2,420)      (2,428)      (1,655)      (2,103)
Transfers among the sub-accounts
   and with the Fixed Account - net        (264,388)     (403,184)     118,717      391,065     (183,449)      22,372
                                        -----------   -----------   ----------   ----------   ----------   ----------
Increase (decrease) in net assets
   from contract transactions            (1,637,358)   (1,393,406)    (867,436)     167,930     (978,836)    (497,511)
                                        -----------   -----------   ----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS             3,783      (787,947)     346,445      498,850     (684,563)     295,532
NET ASSETS AT BEGINNING OF PERIOD        11,074,586    11,862,533    5,119,862    4,621,012    7,957,619    7,662,087
                                        -----------   -----------   ----------   ----------   ----------   ----------
NET ASSETS AT END OF PERIOD             $11,078,369   $11,074,586   $5,466,307   $5,119,862   $7,273,056   $7,957,619
                                        ===========   ===========   ==========   ==========   ==========   ==========
UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                511,118       578,439      462,051      446,330      776,161      836,359
         Units issued                        55,630        57,883       45,098       66,413       68,596       83,044
         Units redeemed                    (123,092)     (125,204)    (113,025)     (50,692)    (157,165)    (143,242)
                                        -----------   -----------   ----------   ----------   ----------   ----------
   Units outstanding at end of period       443,656       511,118      394,124      462,051      687,592      776,161
                                        ===========   ===========   ==========   ==========   ==========   ==========

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
------------------------------------------------------------------------------------------------------------------------------

                                             Putnam Variable             Scudder             Scudder              Scudder
                                                  Trust             Variable Series I   Variable Series I   Variable Series II
                                               Sub-Account             Sub-Account         Sub-Account         Sub-Account
                                        -------------------------   -----------------   -----------------   ------------------
                                                                      21st Century
                                                VT Voyager               Growth              Balanced             Growth
                                        -------------------------   -----------------   -----------------   ------------------
                                            2006          2005          2005 (aj)           2005 (ak)           2005 (al)
                                        -----------   -----------   -----------------   -----------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)            $  (288,617)  $  (159,015)       $    (7)            $    91             $    19
Net realized gains (losses)              (1,216,713)   (1,503,262)        (2,019)                135                (650)
Change in unrealized gains (losses)       2,367,857     2,673,681          1,766                (312)                531
                                        -----------   -----------        -------             -------             -------
Increase (decrease) in net assets
   from operations                          862,527     1,011,404           (260)                (86)               (100)
                                        -----------   -----------        -------             -------             -------
INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                    541,445     1,170,626             --                  --                  --
Benefit payments                           (340,247)     (267,558)            --                  --                  --
Payments on termination                  (2,383,212)   (2,021,572)            --                  --                  --
Contract Maintenance Charge                 (17,575)      (14,777)            --                  --                  --
Transfers among the sub-accounts
   and with the Fixed Account - net      (1,104,656)     (700,983)        (2,636)             (3,269)             (2,921)
                                        -----------   -----------        -------             -------             -------
Increase (decrease) in net assets
   from contract transactions            (3,304,245)   (1,834,264)        (2,636)             (3,269)             (2,921)
                                        -----------   -----------        -------             -------             -------
INCREASE (DECREASE) IN NET ASSETS        (2,441,718)     (822,860)        (2,896)             (3,355)             (3,021)
NET ASSETS AT BEGINNING OF PERIOD        24,544,286    25,367,146          2,896               3,355               3,021
                                        -----------   -----------        -------             -------             -------
NET ASSETS AT END OF PERIOD             $22,102,568   $24,544,286        $    --             $    --             $    --
                                        ===========   ===========        =======             =======             =======
UNITS OUTSTANDING
   Units outstanding at beginning of
      period                              2,746,081     3,027,372            336                 293                 395
         Units issued                       218,707       215,502             --                  --                  --
         Units redeemed                    (625,217)     (496,793)          (336)               (293)               (395)
                                        -----------   -----------        -------             -------             -------
   Units outstanding at end of period     2,339,571     2,746,081             --                  --                  --
                                        ===========   ===========        =======             =======             =======

(aj) On April 29, 2005, 21st Century Growth merged into Small Cap Growth
(ak) On April 29, 2005, Balanced merged into Total Return
(al) On April 29, 2005, Growth merged into the Capital Growth

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
------------------------------------------------------------------------------------------------------------------

                                             The Universal             The Universal            The Universal
                                             Institutional             Institutional            Institutional
                                              Funds, Inc.               Funds, Inc.              Funds, Inc.
                                              Sub-Account               Sub-Account              Sub-Account
                                        -----------------------   -----------------------   ----------------------
                                            Van Kampen UIF                                      Van Kampen UIF
                                                Emerging              Van Kampen UIF             International
                                             Markets Equity            Equity Growth                Magnum
                                        -----------------------   -----------------------   ----------------------
                                           2006         2005         2006         2005         2006        2005
                                        ----------   ----------   ----------   ----------   ----------   ---------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)            $  (12,209)  $  (14,363)  $  (44,893)  $  (29,219)  $  (13,282)  $  (1,865)
Net realized gains (losses)                338,682       68,269       80,595      (30,791)     110,571      17,987
Change in unrealized gains (losses)        174,502      336,417       29,454      445,420      112,007      68,729
                                        ----------   ----------   ----------   ----------   ----------   ---------
Increase (decrease) in net assets
   from operations                         500,975      390,323       65,156      385,410      209,296      84,851
                                        ----------   ----------   ----------   ----------   ----------   ---------
INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                     8,262        3,847       45,087       20,655           --       1,827
Benefit payments                                --      (19,259)      (3,545)     (41,239)          --          --
Payments on termination                   (394,954)     (87,536)    (449,553)    (338,032)    (171,980)   (103,984)
Contract Maintenance Charge                   (561)        (556)      (4,415)      (4,464)        (411)       (430)
Transfers among the sub-accounts
   and with the Fixed Account - net         (9,784)     138,763      (34,665)     (70,160)     130,621      (9,331)
                                        ----------   ----------   ----------   ----------   ----------   ---------
Increase (decrease) in net assets
   from contract transactions             (397,037)      35,259     (447,091)    (433,240)     (41,770)   (111,918)
                                        ----------   ----------   ----------   ----------   ----------   ---------
INCREASE (DECREASE) IN NET ASSETS          103,938      425,582     (381,935)     (47,830)     167,526     (27,067)
NET ASSETS AT BEGINNING OF PERIOD        1,640,841    1,215,259    3,148,140    3,195,970      934,076     961,143
                                        ----------   ----------   ----------   ----------   ----------   ---------
NET ASSETS AT END OF PERIOD             $1,744,779   $1,640,841   $2,766,205   $3,148,140   $1,101,602   $ 934,076
                                        ==========   ==========   ==========   ==========   ==========   =========
UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                96,501       94,407      289,375      335,233       84,465      95,482
         Units issued                       18,572       21,800       27,026       20,058       14,327       8,453
         Units redeemed                    (39,896)     (19,706)     (73,627)     (65,916)     (18,231)    (19,470)
                                        ----------   ----------   ----------   ----------   ----------   ---------
   Units outstanding at end of period       75,177       96,501      242,774      289,375       80,561      84,465
                                        ==========   ==========   ==========   ==========   ==========   =========

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
--------------------------------------------------------------------------------------------------------------------

                                             The Universal              The Universal             The Universal
                                             Institutional              Institutional             Institutional
                                              Funds, Inc.                Funds, Inc.               Funds, Inc.
                                              Sub-Account                Sub-Account               Sub-Account
                                        -----------------------   ------------------------   -----------------------
                                                                       Van Kampen UIF             Van Kampen UIF
                                            Van Kampen UIF               U.S. Mid Cap                U.S. Real
                                             Mid Cap Growth                 Value                     Estate
                                        -----------------------   ------------------------   -----------------------
                                           2006         2005          2006         2005         2006         2005
                                        ----------   ----------   -----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)            $  (17,711)  $  (15,956)  $   (65,036)  $  (62,584)  $   (7,583)  $   (4,701)
Net realized gains (losses)                197,412       58,910     1,016,208      246,106      460,910      291,355
Change in unrealized gains (losses)        (96,216)     130,172       (34,165)     363,610      264,520       40,364
                                        ----------   ----------   -----------   ----------   ----------   ----------
Increase (decrease) in net assets
   from operations                          83,485      173,126       917,007      547,132      717,847      327,018
                                        ----------   ----------   -----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                     7,890          960        11,155       38,047          120       17,105
Benefit payments                                --           --        (1,840)     (62,161)          --      (43,202)
Payments on termination                   (367,699)    (121,992)   (1,058,417)    (491,058)    (436,722)    (246,069)
Contract Maintenance Charge                   (450)        (442)      (11,663)     (11,701)        (864)        (947)
Transfers among the sub-accounts
   and with the Fixed Account - net         96,299      217,740      (215,620)     (47,417)    (145,947)    (152,032)
                                        ----------   ----------   -----------   ----------   ----------   ----------
Increase (decrease) in net assets
   from contract transactions             (263,960)      96,266    (1,276,385)    (574,290)    (583,413)    (425,145)
                                        ----------   ----------   -----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS         (180,475)     269,392      (359,378)     (27,158)     134,434      (98,127)
NET ASSETS AT BEGINNING OF PERIOD        1,288,231    1,018,839     5,490,831    5,517,989    2,250,361    2,348,488
                                        ----------   ----------   -----------   ----------   ----------   ----------
NET ASSETS AT END OF PERIOD             $1,107,756   $1,288,231   $ 5,131,453   $5,490,831   $2,384,795   $2,250,361
                                        ==========   ==========   ===========   ==========   ==========   ==========
UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                90,610       83,017       446,495      496,240       96,604      115,960
         Units issued                       12,264       24,672        22,953       49,938        3,633       14,208
         Units redeemed                    (30,590)     (17,079)     (119,036)     (99,683)     (24,878)     (33,564)
                                        ----------   ----------   -----------   ----------   ----------   ----------
   Units outstanding at end of period       72,284       90,610       350,412      446,495       75,359       96,604
                                        ==========   ==========   ===========   ==========   ==========   ==========

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
--------------------------------------------------------------------------------------------------------------------

                                             The Universal             The Universal             The Universal
                                             Institutional             Institutional             Institutional
                                              Funds, Inc.               Funds, Inc.               Funds, Inc.
                                              (Class II)                (Class II)                 (Class II)
                                              Sub-Account               Sub-Account               Sub-Account
                                        -----------------------   -----------------------   -----------------------
                                            Van Kampen UIF            Van Kampen UIF
                                                Emerging                  Emerging               Van Kampen UIF
                                              Markets Debt             Markets Equity              Equity and
                                               (Class II)                (Class II)             Income (Class II)
                                        -----------------------   -----------------------   -----------------------
                                           2006         2005         2006         2005         2006         2005
                                        ----------   ----------   ----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)            $  389,488   $  238,345   $  (12,263)  $  (11,172)  $  (27,423)  $  (36,641)
Net realized gains (losses)                115,794       78,365       92,942       44,392      265,152       70,066
Change in unrealized gains (losses)        (28,536)      96,070      346,352      243,366      384,190      233,571
                                        ----------   ----------   ----------   ----------   ----------   ----------
Increase (decrease) in net assets
   from operations                         476,746      412,780      427,031      276,586      621,919      266,996
                                        ----------   ----------   ----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                   604,277    1,359,778       85,504      165,405      603,266    2,350,100
Benefit payments                           (18,375)     (42,954)        (890)      (6,680)    (103,945)     (73,495)
Payments on termination                   (640,722)     (50,326)     (40,007)     (11,516)    (781,956)     (80,558)
Contract Maintenance Charge                (20,542)     (14,375)      (7,343)      (4,726)     (18,027)      (9,484)
Transfers among the sub-accounts
   and with the Fixed Account - net        113,057      541,685       44,883      (38,791)     313,804      674,194
                                        ----------   ----------   ----------   ----------   ----------   ----------
Increase (decrease) in net assets
   from contract transactions               37,695    1,793,808       82,147      103,692       13,142    2,860,757
                                        ----------   ----------   ----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS          514,441    2,206,588      509,178      380,278      635,061    3,127,753
NET ASSETS AT BEGINNING OF PERIOD        4,819,986    2,613,398    1,147,888      767,610    5,241,461    2,113,708
                                        ----------   ----------   ----------   ----------   ----------   ----------
NET ASSETS AT END OF PERIOD             $5,334,427   $4,819,986   $1,657,066   $1,147,888   $5,876,522   $5,241,461
                                        ==========   ==========   ==========   ==========   ==========   ==========
UNITS OUTSTANDING
   Units outstanding at beginning of
      period                               296,493      179,468       48,380       42,573      426,691      175,586
         Units issued                       82,288      158,027        8,108       26,996      103,154      339,005
         Units redeemed                    (78,995)     (41,002)      (4,678)     (21,189)     (93,209)     (87,900)
                                        ----------   ----------   ----------   ----------   ----------   ----------
   Units outstanding at end of period      299,786      296,493       51,810       48,380      436,636      426,691
                                        ==========   ==========   ==========   ==========   ==========   ==========

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
-------------------------------------------------------------------------------------------------------------

                                              The Universal            The Universal         The Universal
                                              Institutional            Institutional         Institutional
                                               Funds, Inc.              Funds, Inc.           Funds, Inc.
                                               (Class II)               (Class II)             (Class II)
                                               Sub-Account              Sub-Account           Sub-Account
                                        -----------------------   -----------------------   -----------------
                                                                      Van Kampen UIF
                                             Van Kampen UIF                Global            Van Kampen UIF
                                              Equity Growth              Franchise            Int'l Growth
                                                (Class II)               (Class II)         Equity (Class II)
                                        -----------------------   -----------------------   -----------------
                                           2006         2005         2006         2005           2006 (w)
                                        ----------   ----------   ----------   ----------   -----------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)            $  (23,310)  $  (15,341)  $  (14,985)  $  (68,478)       $    (3)
Net realized gains (losses)                 65,722       14,001      341,975       56,185            326
Change in unrealized gains (losses)         (9,807)     170,874      983,594      440,402          3,244
                                        ----------   ----------   ----------   ----------        -------
Increase (decrease) in net assets
   from operations                          32,605      169,534    1,310,584      428,109          3,567
                                        ----------   ----------   ----------   ----------        -------
INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                    24,518      220,720    1,211,180    1,914,351         70,948
Benefit payments                           (28,474)      (5,058)     (25,951)     (37,114)            --
Payments on termination                   (217,884)     (41,942)    (612,640)     (53,874)            --
Contract Maintenance Charge                 (3,780)      (3,819)     (24,899)     (12,609)            --
Transfers among the sub-accounts
   and with the Fixed Account - net         80,514       75,592      869,468      811,135         (5,366)
                                        ----------   ----------   ----------   ----------        -------
Increase (decrease) in net assets
   from contract transactions             (145,106)     245,493    1,417,158    2,621,889         65,582
                                        ----------   ----------   ----------   ----------        -------
INCREASE (DECREASE) IN NET ASSETS         (112,501)     415,027    2,727,742    3,049,998         69,149
NET ASSETS AT BEGINNING OF PERIOD        1,421,211    1,006,184    5,615,768    2,565,770             --
                                        ----------   ----------   ----------   ----------        -------
NET ASSETS AT END OF PERIOD             $1,308,710   $1,421,211   $8,343,510   $5,615,768        $69,149
                                        ==========   ==========   ==========   ==========        =======
UNITS OUTSTANDING
   Units outstanding at beginning of
      period                               109,141       86,056      421,462      206,241             --
         Units issued                       20,539       45,483      184,950      305,740          7,000
         Units redeemed                    (30,436)     (22,398)     (65,787)     (90,519)          (559)
                                        ----------   ----------   ----------   ----------        -------
   Units outstanding at end of period       99,244      109,141      540,625      421,462          6,441
                                        ==========   ==========   ==========   ==========        =======

(w) For the period beginning May 1, 2006, and ended December 31, 2006

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
-------------------------------------------------------------------------------------------------------------------

                                             The Universal             The Universal             The Universal
                                             Institutional             Institutional             Institutional
                                              Funds, Inc.               Funds, Inc.               Funds, Inc.
                                              (Class II)                (Class II)                 (Class II)
                                              Sub-Account               Sub-Account               Sub-Account
                                        -----------------------   -----------------------   -----------------------
                                            Van Kampen UIF            Van Kampen UIF             Van Kampen UIF
                                             Mid Cap Growth            Small Company              U.S. Mid Cap
                                               (Class II)            Growth (Class II)          Value (Class II)
                                        -----------------------   -----------------------   -----------------------
                                           2006         2005         2006         2005         2006         2005
                                        ----------   ----------   ----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)            $  (45,795)  $  (31,204)  $  (37,038)  $  (30,350)  $  (94,921)  $  (65,784)
Net realized gains (losses)                275,240       33,544      234,034       44,357    1,032,655      146,584
Change in unrealized gains (losses)         38,613      291,257       28,530      195,694      299,129      443,025
                                        ----------   ----------   ----------   ----------   ----------   ----------
Increase (decrease) in net assets
   from operations                         268,058      293,597      225,526      209,701    1,236,863      523,825
                                        ----------   ----------   ----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                 1,208,586      330,992      117,245      343,870    1,358,493    1,157,553
Benefit payments                            (3,434)     (10,391)     (11,033)      (9,695)     (62,836)      (7,119)
Payments on termination                   (484,994)     (24,332)    (148,464)     (68,808)    (975,910)     (99,992)
Contract Maintenance Charge                (10,907)      (9,674)      (8,829)      (8,656)     (26,027)     (20,211)
Transfers among the sub-accounts
   and with the Fixed Account - net        521,359      174,110        8,393       (7,380)     347,892      250,044
                                        ----------   ----------   ----------   ----------   ----------   ----------
Increase (decrease) in net assets
   from contract transactions            1,230,610      460,705      (42,688)     249,331      641,612    1,280,275
                                        ----------   ----------   ----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS        1,498,668      754,302      182,838      459,032    1,878,475    1,804,100
NET ASSETS AT BEGINNING OF PERIOD        2,286,510    1,532,208    2,167,226    1,708,194    5,775,792    3,971,692
                                        ----------   ----------   ----------   ----------   ----------   ----------
NET ASSETS AT END OF PERIOD             $3,785,178   $2,286,510   $2,350,064   $2,167,226   $7,654,267   $5,775,792
                                        ==========   ==========   ==========   ==========   ==========   ==========
UNITS OUTSTANDING
   Units outstanding at beginning of
      period                               126,789       98,011      124,330      107,308      393,092      290,411
         Units issued                      209,491       71,969       18,904       34,170      182,632      182,714
         Units redeemed                    (57,452)     (43,191)     (18,883)     (17,148)    (113,459)     (80,033)
                                        ----------   ----------   ----------   ----------   ----------   ----------
   Units outstanding at end of period      278,828      126,789      124,351      124,330      462,265      393,092
                                        ==========   ==========   ==========   ==========   ==========   ==========

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
-----------------------------------------------------------------------------------------------------------------

                                                The Universal
                                                Institutional           Van Kampen Life         Van Kampen Life
                                                 Funds, Inc.              Investment               Investment
                                                 (Class II)                  Trust                   Trust
                                                 Sub-Account              Sub-Account              Sub-Account
                                        -------------------------   -----------------------   -------------------
                                               Van Kampen UIF
                                                  U.S. Real
                                              Estate (Class II)          LIT Comstock            LIT Government
                                        -------------------------   -----------------------   -------------------
                                            2006          2005         2006         2005        2006       2005
                                        -----------   -----------   ----------   ----------   --------   --------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)            $   (62,490)  $   (29,414)  $   11,806   $  (11,514)  $ 18,089   $ 14,604
Net realized gains (losses)               1,556,144       480,032      599,229      328,289     (3,725)      (833)
Change in unrealized gains (losses)       2,095,524       982,259      265,521     (122,984)    (4,380)    (1,127)
                                        -----------   -----------   ----------   ----------   --------   --------
Increase (decrease) in net assets
   from operations                        3,589,178     1,432,877      876,556      193,791      9,984     12,644
                                        -----------   -----------   ----------   ----------   --------   --------
INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                    874,908     2,935,892       36,666      181,279      2,663     16,549
Benefit payments                            (84,437)      (58,297)     (36,237)     (56,357)        --         --
Payments on termination                  (1,114,438)     (275,248)    (739,345)    (619,495)   (38,207)   (68,342)
Contract Maintenance Charge                 (44,807)      (27,305)      (2,728)      (2,841)      (237)      (297)
Transfers among the sub-accounts
   and with the Fixed Account - net        (827,381)      260,925     (209,071)     873,548      9,035     66,115
                                        -----------   -----------   ----------   ----------   --------   --------
Increase (decrease) in net assets
   from contract transactions            (1,196,155)    2,835,967     (950,715)     376,134    (26,746)    14,025
                                        -----------   -----------   ----------   ----------   --------   --------
INCREASE (DECREASE) IN NET ASSETS         2,393,023     4,268,844      (74,159)     569,925    (16,762)    26,669
NET ASSETS AT BEGINNING OF PERIOD        10,277,276     6,008,432    6,580,939    6,011,014    565,465    538,796
                                        -----------   -----------   ----------   ----------   --------   --------
NET ASSETS AT END OF PERIOD             $12,670,299   $10,277,276   $6,506,780   $6,580,939   $548,703   $565,465
                                        ===========   ===========   ==========   ==========   ========   ========
UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                468,958       315,183      503,013      472,605     50,277     48,986
         Units issued                        84,041       256,793       43,157      118,716      5,129     10,148
         Units redeemed                    (124,879)     (103,018)    (114,093)     (88,308)    (7,604)    (8,857)
                                        -----------   -----------   ----------   ----------   --------   --------
   Units outstanding at end of period       428,120       468,958      432,077      503,013     47,802     50,277
                                        ===========   ===========   ==========   ==========   ========   ========

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
-------------------------------------------------------------------------------------------------------------------

                                            Van Kampen Life           Van Kampen Life           Van Kampen Life
                                              Investment                Investment                 Investment
                                                 Trust                     Trust                Trust (Class II)
                                              Sub-Account               Sub-Account               Sub-Account
                                        -----------------------   -----------------------   -----------------------
                                               LIT Money                                     LIT Aggressive Growth
                                                 Market             Strat Growth I (ad)            (Class II)
                                        -----------------------   -----------------------   -----------------------
                                           2006         2005         2006         2005         2006         2005
                                        ----------   ----------   ----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)            $   61,735   $   27,718   $  (32,341)  $  (28,210)  $  (30,446)  $  (27,489)
Net realized gains (losses)                     --           --     (195,593)    (180,013)     209,634       35,738
Change in unrealized gains (losses)             --           --      259,347      365,879     (112,370)     148,585
                                        ----------   ----------   ----------   ----------   ----------   ----------
Increase (decrease) in net assets
   from operations                          61,735       27,718       31,413      157,656       66,818      156,834
                                        ----------   ----------   ----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                    50,123           --        5,131       48,281      105,936      136,885
Benefit payments                            (1,669)          --      (11,948)      (8,566)     (11,024)     (14,269)
Payments on termination                   (164,236)     (82,748)    (327,120)    (293,324)    (184,780)     (45,877)
Contract Maintenance Charge                   (575)        (659)      (1,413)      (1,724)      (7,414)      (7,871)
Transfers among the sub-accounts
   and with the Fixed Account - net        140,968     (128,757)     (96,147)      36,438      (81,743)    (139,089)
                                        ----------   ----------   ----------   ----------   ----------   ----------
Increase (decrease) in net assets
   from contract transactions               24,611     (212,164)    (431,497)    (218,895)    (179,025)     (70,221)
                                        ----------   ----------   ----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS           86,346     (184,446)    (400,084)     (61,239)    (112,207)      86,613
NET ASSETS AT BEGINNING OF PERIOD        1,863,442    2,047,888    2,612,754    2,673,993    1,876,311    1,789,698
                                        ----------   ----------   ----------   ----------   ----------   ----------
NET ASSETS AT END OF PERIOD             $1,949,788   $1,863,442   $2,212,670   $2,612,754   $1,764,104   $1,876,311
                                        ==========   ==========   ==========   ==========   ==========   ==========
UNITS OUTSTANDING
   Units outstanding at beginning of
      period                               179,125      199,637      321,353      334,848      139,358      145,512
         Units issued                      107,279       64,504       19,607       40,073       15,774       25,608
         Units redeemed                   (104,669)     (85,016)     (60,751)     (53,568)     (28,521)     (31,762)
                                        ----------   ----------   ----------   ----------   ----------   ----------
   Units outstanding at end of period      181,735      179,125      280,209      321,353      126,611      139,358
                                        ==========   ==========   ==========   ==========   ==========   ==========

(ad) Previously known as LIT Emerging Growth

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
------------------------------------------------------------------------------------------------------------------------

                                              Van Kampen Life             Van Kampen Life           Van Kampen Life
                                                Investment                  Investment                 Investment
                                             Trust (Class II)            Trust (Class II)           Trust (Class II)
                                                Sub-Account                 Sub-Account               Sub-Account
                                        -------------------------   -------------------------   ------------------------
                                               LIT Comstock               LIT Growth and               LIT Money
                                                 (Class II)              Income (Class II)          Market (Class II)
                                        -------------------------   -------------------------   ------------------------
                                           2006          2005           2006         2005          2006          2005
                                        -----------   -----------   -----------   -----------   -----------   ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)            $   (84,137)  $  (137,328)  $   (96,247)  $   (79,159)  $   238,022   $   74,512
Net realized gains (losses)               2,013,110       615,541     1,219,872       298,751            --           --
Change in unrealized gains (losses)       1,289,717       114,595       899,852       577,306            --           --
                                        -----------   -----------   -----------   -----------   -----------   ----------
Increase (decrease) in net assets
   from operations                        3,218,690       592,808     2,023,477       796,898       238,022       74,512
                                        -----------   -----------   -----------   -----------   -----------   ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                  2,211,858     5,338,442     2,571,098     2,937,050       556,535    2,843,518
Benefit payments                           (129,952)      (86,002)     (143,264)     (122,762)      (60,763)          --
Payments on termination                  (3,586,590)     (400,370)   (1,669,776)     (289,392)   (1,095,900)    (315,433)
Contract Maintenance Charge                 (76,977)      (52,763)      (54,118)      (38,364)      (39,749)     (27,547)
Transfers among the sub-accounts
   and with the Fixed Account - net         715,381     1,576,819       282,883     1,106,105       794,405      843,079
                                        -----------   -----------   -----------   -----------   -----------   ----------
Increase (decrease) in net assets
   from contract transactions              (866,280)    6,376,126       986,823     3,592,637       154,528    3,343,617
                                        -----------   -----------   -----------   -----------   -----------   ----------
INCREASE (DECREASE) IN NET ASSETS         2,352,410     6,968,934     3,010,300     4,389,535       392,550    3,418,129
NET ASSETS AT BEGINNING OF PERIOD        21,615,455    14,646,521    12,452,044     8,062,509     8,905,085    5,486,956
                                        -----------   -----------   -----------   -----------   -----------   ----------
NET ASSETS AT END OF PERIOD             $23,967,865   $21,615,455   $15,462,344   $12,452,044   $ 9,297,635   $8,905,085
                                        ===========   ===========   ===========   ===========   ===========   ==========
UNITS OUTSTANDING
   Units outstanding at beginning of
      period                              1,621,871     1,092,918       803,748       553,156       890,732      553,962
         Units issued                       388,908       887,040       283,277       348,730       225,598      503,058
         Units redeemed                    (400,054)     (358,087)     (198,959)      (98,138)     (210,082)    (166,288)
                                        -----------   -----------   -----------   -----------   -----------   ----------
   Units outstanding at end of period     1,610,725     1,621,871       888,066       803,748       906,248      890,732
                                        ===========   ===========   ===========   ===========   ===========   ==========

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
-----------------------------------------------------------------------------------------------------------

                                            Van Kampen Life
                                              Investment              Wells Fargo          Wells Fargo
                                           Trust (Class II)         Variable Trust        Variable Trust
                                              Sub-Account             Sub-Account          Sub-Account
                                        -----------------------   -------------------   -------------------
                                                                       Wells Fargo          Wells Fargo
                                                                    Advantage Asset          Advantage
                                          Strat Growth II (ae)      Allocation (af)      Equity Income (ag)
                                        -----------------------   -------------------   -------------------
                                           2006         2005        2006       2005       2006       2005
                                        ----------   ----------   --------   --------   --------   --------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)            $  (59,693)  $  (52,098)  $  6,534   $  4,978   $  1,536   $    677
Net realized gains (losses)                134,403       26,396     20,952     19,439      6,604      2,126
Change in unrealized gains (losses)        (45,595)     254,156     38,658     (2,959)    61,086     10,900
                                        ----------   ----------   --------   --------   --------   --------
Increase (decrease) in net assets
   from operations                          29,115      228,454     66,144     21,458     69,226     13,703
                                        ----------   ----------   --------   --------   --------   --------
INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                   348,527      614,736         --      2,979          2      2,356
Benefit payments                               (97)     (16,610)   (32,358)        --         --         --
Payments on termination                   (647,952)     (75,524)   (37,452)   (40,537)   (25,797)    (9,057)
Contract Maintenance Charge                (11,944)     (10,598)      (443)      (475)      (160)      (153)
Transfers among the sub-accounts
   and with the Fixed Account - net        (79,199)      74,594     35,563     18,196    125,284     15,516
                                        ----------   ----------   --------   --------   --------   --------
Increase (decrease) in net assets
   from contract transactions             (390,665)     586,598    (34,690)   (19,837)    99,329      8,662
                                        ----------   ----------   --------   --------   --------   --------
INCREASE (DECREASE) IN NET ASSETS         (361,550)     815,052     31,454      1,621    168,555     22,365
NET ASSETS AT BEGINNING OF PERIOD        3,765,715    2,950,663    613,269    611,648    344,956    322,591
                                        ----------   ----------   --------   --------   --------   --------
NET ASSETS AT END OF PERIOD             $3,404,165   $3,765,715   $644,723   $613,269   $513,511   $344,956
                                        ==========   ==========   ========   ========   ========   ========
UNITS OUTSTANDING
   Units outstanding at beginning of
      period                               315,988      270,451     57,390     59,351     31,219     30,383
         Units issued                       47,803       82,261      8,480      3,905     10,761      3,392
         Units redeemed                    (87,925)     (36,724)   (11,393)    (5,866)    (2,287)    (2,556)
                                        ----------   ----------   --------   --------   --------   --------
   Units outstanding at end of period      275,866      315,988     54,477     57,390     39,693     31,219
                                        ==========   ==========   ========   ========   ========   ========

(ae) Previously known as LIT Emerging Growth (Class II)
(af) Previously known as Wells Fargo VT Advantage Asset Allocation
(ag) Previously known as Wells Fargo VT Advantage Equity Income

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
------------------------------------------------------------
                                             Wells Fargo
                                           Variable Trust
                                             Sub-Account
                                        --------------------
                                             Wells Fargo
                                          Advantage Large
                                         Company Core (ah)
                                        --------------------
                                          2006        2005
                                        ---------   --------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)            $  (2,541)  $ (2,670)
Net realized gains (losses)                 4,235      1,616
Change in unrealized gains (losses)        64,119     (9,779)
                                        ---------   --------
Increase (decrease) in net assets
   from operations                         65,813    (10,833)
                                        ---------   --------
INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                       --     14,000
Benefit payments                               --         --
Payments on termination                   (14,720)   (10,045)
Contract Maintenance Charge                   (77)       (88)
Transfers among the sub-accounts
   and with the Fixed Account - net       (17,494)   108,239
                                        ---------   --------
Increase (decrease) in net assets
   from contract transactions             (32,291)   112,106
                                        ---------   --------
INCREASE (DECREASE) IN NET ASSETS          33,522    101,273
NET ASSETS AT BEGINNING OF PERIOD         487,823    386,550
                                        ---------   --------
NET ASSETS AT END OF PERIOD             $ 521,345   $487,823
                                        =========   ========
UNITS OUTSTANDING
   Units outstanding at beginning of
      period                               73,183     55,986
         Units issued                         221     20,128
         Units redeemed                    (4,922)    (2,931)
                                        ---------   --------
   Units outstanding at end of period      68,482     73,183
                                        =========   ========

(ah) Previously known as Wells Fargo VT Advantage Large Company Core

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   ORGANIZATION

     Allstate Life of New York Separate Account A (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company of New York ("Allstate New York"). The assets of the Account are legally segregated from those of Allstate New York. Allstate New York is wholly owned by Allstate Life Insurance Company, a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     On June 1, 2006, Allstate New York completed the disposal of substantially all of its variable annuity business through a combination of coinsurance and modified coinsurance reinsurance, and administrative services agreements with subsidiaries of Prudential Financial, Inc ("Prudential"). Subsequent to a transition period, Prudential will be responsible for servicing the individual annuity contracts, including those of the Account. The reinsurance agreements do not extinguish Allstate New York's contractual obligations to the contractholders. Allstate New York continues to be responsible for all contract terms and conditions. The obligations of Prudential under the reinsurance and services agreements are to Allstate New York.

     Allstate New York issues twenty-two variable annuity contracts. These contracts are: the AIM Lifetime Plus(sm) ("Lifetime Plus") - (C), the AIM Lifetime Plus(sm) II ("Lifetime Plus II") - (C), the AIM Lifetime Enhanced Choice ("Enhanced Choice"), the AIM Lifetime America Series ("America Series"), the Scudder Horizon Advantage ("Scudder") - (C), the Putnam Allstate Advisor ("Putnam") - (C), the Putnam Allstate Advisor Plus ("Putnam Plus") - (C), the Putnam Allstate Advisor Preferred ("Putnam Preferred") - (C), the Allstate Custom Portfolio ("Custom") - (C), the AFA SelectDirections ("SelectDirections"), the Allstate Provider ("Provider") -
     (C), the Provider Ultra ("Ultra") - (C), the Allstate Advisor ("Advisor"), the Allstate Advisor Plus ("Advisor Plus"), the Allstate Advisor Preferred ("Advisor Preferred"), Allstate Variable Annuity II - (C), Allstate Variable Annuity 3 Asset Manager - (C), Allstate Variable Annuity 3 - (C), the Preferred Client Variable Annuity, the Morgan Stanley Advisor, the Advisor Preferred, and the Allstate Variable Annuity I - (C) (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. Products marked with a "(C)" are closed to new contractholders but continue to accept deposits from existing contractholders. Absent any contract provisions wherein Allstate New York contractually guarantees either a minimum return or account value upon death, a specified contract anniversary date, or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

     AIM VARIABLE INSURANCE FUNDS             AIM VARIABLE INSURANCE FUNDS
           AIM V. I. Aggressive Growth           (CONTINUED)
              (Merged into AIM V. I.                AIM V. I. Government
              Capital Appreciation on                  Securities
              May 1, 2006)                          AIM V. I. Growth (Merged
           AIM V. I. Basic Balanced                    into AIM V. I. Capital
           AIM V. I. Basic Value                       Appreciation on
           AIM V. I. Blue Chip (Merged into            May 1, 2006)
              AIM V. I. Large Cap Growth on         AIM V. I. High Yield
              June 12, 2006)                        AIM V. I. International
           AIM V. I. Capital Appreciation              Growth
           AIM V. I. Capital Development            AIM V. I. Large Cap Growth
           AIM V. I. Core Equity (Merged            AIM V. I. Mid Cap Core
              into AIM V. I. Premier Equity            Equity
              on May 1, 2006)                       AIM V. I. Money Market
           AIM V. I. Demographic Trends             AIM V. I. Premier Equity
              (Merged into AIM V. I.                AIM V. I. Technology
              Capital Appreciation on               AIM V. I. Utilities
              May 1, 2006)                    AIM VARIABLE INSURANCE FUNDS
           AIM V. I. Diversified Income          SERIES II
                                                    AIM V. I. Aggressive Growth
                                                       II (Merged into AIM V. I.
                                                       Capital Appreciation II
                                                       on May 1, 2006)
                                                    AIM V. I. Basic Balanced II
                                                    AIM V. I. Basic Value II

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     AIM VARIABLE INSURANCE FUNDS SERIES II   DWS VARIABLE INVESTMENT SERIES I
        (CONTINUED)                              (CONTINUED)
           AIM V. I. Blue Chip II (Merged           DWS VIP Growth and Income A
              into AIM V. I. Large Cap                 (Previously known as
              Growth II on June 12, 2006)              Growth and Income)
           AIM V. I. Capital                        DWS VIP International
              Appreciation II                          (Previously known as
           AIM V. I. Capital Development II            International)
           AIM V. I. Core Equity II (Merged         DWS VIP Money Market A
              into AIM V. I. Premier Equity            (Previously known as
              II on May 1, 2006)                       Money Market. Merged into
           AIM V. I. Demographic Trends II             Money Market A II on
              (Merged into AIM V. I.                   November 3, 2006)
              Capital Appreciation II on      DWS VARIABLE INVESTMENT SERIES II
              May 1, 2006)                       (PREVIOUSLY KNOWN
           AIM V. I. Diversified Income II        AS SCUDDER VARIABLE
           AIM V. I. Government                   SERIES II)
              Securities II                         DWS VIP Balanced A
           AIM V. I. Growth II (Merged into            (Previously known as
              AIM V. I. Capital                        Total Return)
              Appreciation II on                    DWS VIP Money Market A II
              May 1, 2006)                          DWS VIP Small Cap Growth A
           AIM V. I. High Yield II                     (Previously known as
           AIM V. I. International                     Small Cap Growth)
              Growth II                       FIDELITY VARIABLE INSURANCE
           AIM V. I. Large Cap Growth II         PRODUCTS FUND
           AIM V. I. Mid Cap Core Equity II         VIP Contrafund
           AIM V. I. Money Market II                VIP Equity-Income
           AIM V. I. Premier Equity II              VIP Growth
           AIM V. I. Technology II                  VIP Growth Opportunities
           AIM V. I. Utilities II                   VIP High Income
     ALLIANCEBERNSTEIN VARIABLE PRODUCT             VIP Index 500
        SERIES FUND                                 VIP Investment Grade Bond
           AllianceBernstein Growth                 VIP Overseas
           AllianceBernstein                  FIDELITY VARIABLE INSURANCE
              Growth & Income                    PRODUCTS FUND (SERVICE CLASS 2)
           AllianceBernstein International          VIP Contrafund (Service
              Value                                    Class 2)
           AllianceBernstein Large Cap              VIP Freedom 2010 Portfolio
              Growth                                   (Service Class 2)
           AllianceBernstein Small/Mid                 (Started on May 1, 2006)
              Cap Value                             VIP Freedom 2020 Portfolio
           AllianceBernstein Utility Income            (Service Class 2)
           AllianceBernstein Value                     (Started on May 1, 2006)
     DELAWARE GROUP PREMIUM FUND, INC.              VIP Freedom 2030 Portfolio
           Delaware VIP GP Small Cap Value             (Service Class 2)
           Delaware VIP GP Trend                       (Started on May 1, 2006)
     DREYFUS SOCIALLY RESPONSIBLE GROWTH            VIP Freedom Growth Stock
        FUND, INC.                                     Portfolio (Service
           Dreyfus Socially Responsible                Class 2)
              Growth Fund                              (Started on May 1, 2006)
     DREYFUS STOCK INDEX FUND                       VIP Freedom Income Portfolio
           Dreyfus Stock Index Fund                    (Service Class 2)
     DREYFUS VARIABLE INVESTMENT FUND                  (Started on May 1, 2006)
           VIF Capital Appreciation                 VIP Growth & Income
           VIF Growth & Income *                       (Service Class 2)
           VIF Money Market                         VIP High Income
     DWS VARIABLE INVESTMENT SERIES I                  (Service Class 2)
        (PREVIOUSLY KNOWN AS SCUDDER                VIP Index 500
        VARIABLE SERIES I)                             (Service Class 2)
           DWS VIP Bond A (Previously known         VIP Mid Cap
              as Bond)                                 (Service Class 2)
           DWS VIP Capital Growth A                 VIP Money Market
              (Previously known as Capital             (Service Class 2)
              Growth)                         FRANKLIN TEMPLETON VARIABLE
           DWS VIP Global Opportunities*         INSURANCE PRODUCTS TRUST
              (Previously known as Global           Franklin Flex Cap Growth
              Discovery)                               Securities
                                                    Franklin Growth and Income
                                                       Securities
                                                    Franklin High Income Sec 2
                                                       (Previously known as
                                                       Franklin High Income)
                                                    Franklin Income Securities
                                                    Franklin Large Cap Growth
                                                       Securities
                                                    Franklin Small Cap Value
                                                       Securities
                                                    Franklin Small Mid-Cap
                                                       Growth Securities*
                                                    Franklin U.S. Government
                                                    Mutual Discovery
                                                    Mutual Shares Securities

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     FRANKLIN TEMPLETON VARIABLE INSURANCE    MORGAN STANLEY VARIABLE INVESTMENT
        PRODUCTS TRUST (CONTINUED)               SERIES (CLASS Y SHARES)
           Templeton Asset Strategy              (CONTINUED)
           Templeton Developing Markets             Quality Income Plus (Class Y
              Securities                               Shares)
           Templeton Foreign Securities             S&P 500 Index (Class Y
     GOLDMAN SACHS VARIABLE INSURANCE TRUST            Shares)
           VIT Growth and Income                    Strategist (Class Y Shares)
           VIT Mid Cap Value                        Utilities (Class Y Shares)
           VIT Structured Small Cap Equity    OPPENHEIMER VARIABLE ACCOUNT FUNDS
              Fund (Previously known as VIT         Oppenheimer Capital
              CORE Small Cap Equity)                   Appreciation
           VIT Structured U.S. Equity Fund          Oppenheimer Core Bond
              (Previously known as VIT CORE         Oppenheimer Global
              U.S. Equity)                             Securities
     LORD ABBETT SERIES FUND                        Oppenheimer High Income
           All Value                                Oppenheimer Main Street
           Bond-Debenture                           Oppenheimer Main Street
           Growth and Income                           Small Appreciation
           Growth Opportunities                     Oppenheimer MidCap Fund
           Mid-Cap Value                               (Previously known as
     MFS VARIABLE INSURANCE TRUST                      Oppenheimer Aggressive
           MFS Emerging Growth *                       Growth)
           MFS High Income                          Oppenheimer Strategic Bond
           MFS Investors Trust                OPPENHEIMER VARIABLE ACCOUNT FUNDS
           MFS New Discovery                     (SERVICE CLASS ("SC"))
           MFS Research Bond                        Oppenheimer Balanced (SC)
     MORGAN STANLEY VARIABLE INVESTMENT             Oppenheimer Capital
        SERIES                                         Appreciation (SC)
           Aggressive Equity                        Oppenheimer Core Bond (SC)
           Dividend Growth                          Oppenheimer Global
           Equity                                      Securities (SC)
           European Growth                          Oppenheimer High Income (SC)
           Global Advantage                         Oppenheimer Main Street (SC)
           Global Dividend Growth                   Oppenheimer Main Street
           High Yield                                  SmallCap Growth (SC)
           Income Builder                           Oppenheimer MidCap Fund (SC)
           Information (Closed on June 23,             (Previously known as
              2006)                                    Oppenheimer Aggressive
           Limited Duration                            Growth (SC))
           Money Market                             Oppenheimer Strategic Bond
           Quality Income Plus                         (SC)
           S&P 500 Index                      PIMCO VARIABLE INSURANCE TRUST
           Strategist                               PIMCO VIT Commodity Real
           Utilities                                   Return Strategy
     MORGAN STANLEY VARIABLE INVESTMENT             PIMCO VIT Emerging Markets
        SERIES (CLASS Y SHARES)                        Bond (Admin Shares)
           Aggressive Equity (Class Y               PIMCO VIT Real Return
              Shares)                                  (Advisor Shares)
           Dividend Growth (Class Y Shares)         PIMCO VIT Total Return
           Equity (Class Y Shares)                     (Advisor Shared)
           European Growth (Class Y Shares)   PUTNAM VARIABLE TRUST
           Global Advantage (Class Y                VT American Government
              Shares)                                  Income
           Global Dividend Growth (Class Y          VT Capital Appreciation
              Shares)                               VT Capital Opportunities
           High Yield (Class Y Shares)              VT Discovery Growth
           Income Builder (Class Y Shares)          VT Diversified Income
           Information (Class Y Shares)             VT Equity Income
              (Closed on June 23, 2006)             VT The George Putnam Fund of
           Limited Duration (Class Y                   Boston
              Shares)                               VT Global Asset Allocation
           Money Market (Class Y Shares)            VT Global Equity
                                                    VT Growth and Income
                                                    VT Growth Opportunities
                                                    VT Health Sciences
                                                    VT High Yield
                                                    VT Income
                                                    VT International Equity
                                                    VT International Growth and
                                                       Income
                                                    VT International New
                                                       Opportunities
                                                    VT Investors
                                                    VT Mid Cap Value

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     PUTNAM VARIABLE TRUST (CONTINUED)        THE UNIVERSAL INSTITUTIONAL FUNDS,
           VT Money Market                       INC. (CLASS II) (CONTINUED)
           VT New Opportunities                     Van Kampen UIF Int'l Growth
           VT New Value                                Equity (Class II)
           VT OTC & Emerging Growth                 Van Kampen UIF Mid Cap
           VT Research                                 Growth (Class II)
           VT Small Cap Value                       Van Kampen UIF Small Company
           VT Utilities Growth and Income              Growth (Class II)
           VT Vista                                 Van Kampen UIF U.S. Mid Cap
           VT Voyager                                  Value (Class II)
     SCUDDER VARIABLE SERIES I                      Van Kampen UIF U.S. Real
           21st Century Growth (Merged into            Estate (Class II)
              Small Cap Growth on             VAN KAMPEN LIFE INVESTMENT TRUST
              April 29, 2005)                       LIT Comstock
           Balanced (Merged into Total              LIT Government
              Return on April 29, 2005)             LIT Money Market
     SCUDDER VARIABLE SERIES II                     Strat Growth I (Previously
           Growth (Merged into Capital                 known as LIT Emerging
              Growth on April 29, 2005)                Growth)
     THE UNIVERSAL INSTITUTIONAL FUNDS,       VAN KAMPEN LIFE INVESTMENT TRUST
        INC.                                     (CLASS II)
           Van Kampen UIF Emerging Markets          LIT Aggressive Growth
              Equity                                   (Class II)
           Van Kampen UIF Equity Growth             LIT Comstock (Class II)
           Van Kampen UIF International             LIT Growth and Income
              Magnum                                   (Class II)
           Van Kampen UIF Mid Cap Growth            LIT Money Market (Class II)
           Van Kampen UIF U.S. Mid Cap              Strat Growth II (Previously
              Value                                    known as LIT Emerging
           Van Kampen UIF U.S. Real Estate             Growth (Class II))
     THE UNIVERSAL INSTITUTIONAL FUNDS,       WELLS FARGO VARIABLE TRUST
        INC. (CLASS II)                             Wells Fargo Advantage Asset
           Van Kampen UIF Emerging Markets             Allocation (Previously
              Debt (Class II)                          known as Wells Fargo VT
           Van Kampen UIF Emerging Markets             Advantage Asset
              Equity (Class II)                        Allocation)
           Van Kampen UIF Equity and Income         Wells Fargo Advantage Equity
              (Class II)                               Income (Previously known
           Van Kampen UIF Equity Growth                as Wells Fargo VT
              (Class II)                               Advantage Equity Income)
           Van Kampen UIF Global Franchise          Wells Fargo Advantage Large
              (Class II)                               Company Core (Previously
                                                       known as Wells Fargo VT
                                                       Advantage Large Company
                                                       Growth)

     * Fund was available, but no net assets as of December 31, 2006.

     The net assets are affected by the investment results of each fund, transactions by contractholders and certain contract expenses (see Note 3). The accompanying financial statements include only contractholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholders to the fixed account ("Fixed Account") in which the contractholders earn a fixed rate of return.

     A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

     Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on net asset values of the Funds, which value their investment securities at fair value. The difference between cost and current market prices of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

     DIVIDENDS - Dividends declared by the Funds are recognized on the ex-dividend date.

     REALIZED GAINS AND LOSSES - Realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis. Distributions of net realized gains earned by the Funds are recorded on the Funds' ex-distribution date.

     FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of Allstate New York. Allstate New York is taxed as a life insurance company under the Code and joins with The Allstate Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No federal income taxes are allocable to the Account, as the Account did not generate taxable income.

     USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and disclosures in the accompanying notes. Actual results could differ from those estimates.

     PENDING ACCOUNTING STANDARD - In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 ("SFAS No. 157") which redefines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. SFAS No. 157 applies where other accounting pronouncements require or permit fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. The effects of adoption will be determined by the types of instruments carried at fair value in the Account's financial statements at the time of adoption as well as the method utilized to determine their fair values prior to adoption. Based on the Account's current use of fair value measurements, SFAS No. 157 is not expected to have a material effect on the financial statements of the Account.

3.   EXPENSES

     WITHDRAWAL CHARGE - In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. Except for the Scudder Horizon Advantage which does not have a withdrawal charge, the withdrawal charge varies by contract and ranges from 2%-8.5% in the first year of the contract and declines to 0% in various years as defined in the contract. The amounts are included in payments on terminations but are remitted to Allstate New York.

     MORTALITY AND EXPENSE RISK CHARGE - Allstate New York assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a range from 0.40% to 2.10% per annum of daily net assets of the Account, based on the contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in accumulation unit values. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     that the current charges will not be sufficient in the future to cover the cost of administering the Contracts. Allstate New York guarantees that the amount of this charge will not increase over the lives of the Contracts. At the contractholder's discretion, additional options, primarily death benefits, may be purchased for an additional charge.

     ADMINISTRATIVE EXPENSE CHARGE - Allstate New York deducts administrative expense charges daily at a rate ranging from 0% to 0.30% per annum of the average daily net assets of the Account. The contract will specify which rate applies. The administrative expense charge is recognized as a reduction in accumulation unit values.

     CONTRACT MAINTENANCE CHARGE - Allstate New York deducts an annual maintenance charge at a rate ranging from $30 - $35 on each Contract anniversary and guarantees that this charge will not increase over the lives of the Contracts. This charge will be waived if certain conditions are met. The contract maintenance charge is recognized as redemption of units.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS

     The cost of purchases of investments for the year ended December 31, 2006 were as follows:

                                                                      Purchases
Investments in the AIM Variable Insurance Funds                      -----------
   Sub-Accounts:
      AIM V. I. Aggressive Growth (a)                                $     4,986
      AIM V. I. Basic Balanced                                           384,717
      AIM V. I. Basic Value                                              840,585
      AIM V. I. Blue Chip (b)                                            232,847
      AIM V. I. Capital Appreciation (a) (c) (d)                      10,623,236
      AIM V. I. Capital Development                                      459,282
      AIM V. I. Core Equity                                           15,893,216
      AIM V. I. Demographic Trends (c)                                   217,520
      AIM V. I. Diversified Income                                       809,260
      AIM V. I. Government Securities                                    418,453
      AIM V. I. Growth (d)                                               106,574
      AIM V. I. High Yield                                               694,767
      AIM V. I. International Growth                                   1,086,148
      AIM V. I. Mid Cap Core Equity                                      580,437
      AIM V. I. Money Market                                           1,581,742
      AIM V. I. Premier Equity (e)                                       269,754
      AIM V. I. Technology                                                37,095
      AIM V. I. Utilities                                                358,533
      AIM V. I. Large Cap Growth (b) (f)                               6,221,611

Investments in the AIM Variable Insurance Funds
   Series II Sub-Accounts:
      AIM V. I. Basic Balanced II                                         15,749
      AIM V. I. Basic Value II                                           105,361
      AIM V. I. Blue Chip II (h)                                           5,098
      AIM V. I. Capital Appreciation II (g) (i) (j)                      242,419
      AIM V. I. Capital Development II                                       419
      AIM V. I. Core Equity II (k)                                       403,567
      AIM V. I. Demographic Trends II (j)                                 10,294
      AIM V. I. Diversified Income II                                     51,472

(a) On May 1, 2006, AIM V. I. Aggressive Growth merged into AIM V. I Capital Appreciation
(b) On June 12, 2006, AIM V. I. Blue Chip merged into AIM V. I. Large Cap Growth
(c) On May 1, 2006, AIM V. I. Demographic Trends merged into AIM V. I. Capital Appreciation
(d) On May 1, 2006, AIM V. I. Growth merged into AIM V. I. Capital Appreciation
(e) On May 1, 2006, AIM V. I. Premier Equity merged into AIM V. I. Core Equity
(f) For the period beginning June 12, 2006, and ending December 31, 2006
(g) On May 1, 2006, AIM V. I. Aggressive Growth II merged into AIM V. I. Capital Appreciation II
(h) On June 12, 2006, AIM V. I. Blue Chip II merged into AIM V. I. Large Cap Growth II
(i) On May 1, 2006, AIM V. I. Demographic Trends II merged into AIM V. I. Capital Appreciation II
(j) On May 1, 2006, AIM V. I. Growth II merged into AIM V. I. Capital Appreciation II
(k) On May 1, 2006, AIM V. I. Premier Equity II merged into AIM V. I. Core Equity II

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                       Purchases
                                                                       ---------
Investments in the AIM Variable Insurance Funds
   Series II Sub-Accounts (continued):
      AIM V. I. Government Securities II                                $  6,359
      AIM V. I. Growth II (i)                                                  6
      AIM V. I. High Yield II                                             15,048
      AIM V. I. International Growth II                                   11,018
      AIM V. I. Mid Cap Core Equity II                                   115,970
      AIM V. I. Money Market II                                          102,449
      AIM V. I. Premier Equity II                                         22,283
      AIM V. I. Utilities II                                               5,016
      AIM V. I. Large Cap Growth II (h) (f)                              335,913

Investments in the AllianceBernstein Variable Product
   Series Fund Sub-Accounts:
      AllianceBernstein Growth                                           306,839
      AllianceBernstein Growth & Income                                  511,198
      AllianceBernstein International Value                              512,906
      AllianceBernstein Large Cap Growth                                 260,660
      AllianceBernstein Small/Mid Cap Value                              425,408
      AllianceBernstein Utility Income                                    33,162
      AllianceBernstein Value                                             25,756

Investments in the Delaware Group Premium Fund, Inc.
   Sub-Accounts:
      Delaware VIP GP Small Cap Value                                    725,653
      Delaware VIP GP Trend                                               58,573

Investments in the Dreyfus Socially Responsible Growth
   Fund, Inc. Sub-Accounts:
      Dreyfus Socially Responsible Growth Fund                            11,475

Investments in the Dreyfus Stock Index Fund Sub-Accounts:
      Dreyfus Stock Index Fund                                           233,098

Investments in the Dreyfus Variable Investment Fund
   Sub-Accounts:
      VIF Capital Appreciation                                            39,809
      VIF Money Market                                                   489,526

Investments in the DWS Variable Series Investment I
   Sub-Accounts: (l)
      DWS VIP Bond A (m)                                                   1,719

(f) For the period beginning June 12, 2006, and ending December 31, 2006
(h) On June 12, 2006, AIM V. I. Blue Chip II merged into AIM V. I. Large Cap Growth II
(i) On May 1, 2006, AIM V. I. Demographic Trends II merged into AIM V. I. Capital Appreciation II
(l) Previously known as Scudder Variable Series I Sub-Account
(m) Previously known as Bond

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                       Purchases
                                                                      ----------
Investments in the DWS Variable Investment Series I
   Sub-Accounts (continued):(l)
      DWS VIP Capital Growth A (n)                                    $       17
      DWS VIP Growth and Income A (o)                                         40
      DWS VIP International (q)                                               85
      DWS VIP Money Market A (r) (s)                                      65,164

Investments in the DWS Variable Investment Series II
   Sub-Accounts:(p)
      DWS VIP Money Market A II (s) (u)                                   72,122
      DWS VIP Small Cap Growth A (v)                                           0

Investments in the Fidelity Variable Insurance Products
   Fund Sub-Accounts:
      VIP Contrafund                                                   1,198,871
      VIP Equity-Income                                                  884,272
      VIP Growth                                                         530,318
      VIP Growth Opportunities                                            30,881
      VIP High Income                                                    152,101
      VIP Index 500                                                      196,677
      VIP Investment Grade Bond                                          289,541
      VIP Overseas                                                     1,003,912

Investments in the Fidelity Variable Insurance Products
   Fund (Service Class 2) Sub-Accounts:
      VIP Contrafund (Service Class II)                                2,555,147
      VIP Freedom 2010 Portfolio (Service Class II) (w)                  103,760
      VIP Freedom 2020 Portfolio (Service Class II) (w)                  170,388
      VIP Freedom 2030 Portfolio (Service Class II) (w)                  313,359
      VIP Freedom Growth Stock Portfolio (Service Class II) (w)           12,576
      VIP Freedom Income Portfolio (Service Class II) (w)                112,184
      VIP Growth & Income (Service Class II)                             131,266
      VIP High Income (Service Class II)                                 129,379
      VIP Index 500 (Service Class II) (w)                               372,451
      VIP Mid Cap (Service Class II)                                   1,185,035

(l) Previously known as Scudder Variable Series I Sub-Account
(n) Previously known as Capital Growth
(o) Previously known as Growth & Income
(p) Previously known as Scudder Variable Series II Sub-Account
(q) Previously known as International
(r) Previously known as Money Market
(s) On November 3, 2006, DWS Money Market A merged into DWS Money Market A II
(u) For the period beginning November 3, 2006 and ending December 31, 2006
(v) Previously known as Small Cap Growth
(w) For the period beginning May 1, 2006, and ending December 31, 2006

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                      Purchases
                                                                     -----------
Investments in the Fidelity Variable Insurance
   Products Fund (Service Class 2) Sub-Accounts (continued):
      VIP Money Market (Service Class II) (w)                        $    80,059

Investments in the Franklin Templeton Variable Insurance
   Products Trust Sub-Accounts:
      Franklin Flex Cap Growth Securities                                114,218
      Franklin Growth and Income Securities                            2,536,883
      Franklin High Income (x)                                            98,851
      Franklin Income Securities                                      10,989,317
      Franklin Large Cap Growth Securities                             8,311,111
      Franklin Small Cap Value Securities                              3,307,276
      Franklin U.S. Government                                         1,704,236
      Mutual Discovery                                                   585,996
      Mutual Shares Securities                                         5,535,012
      Templeton Asset Strategy                                           432,382
      Templeton Developing Markets Securities                          2,838,301
      Templeton Foreign Securities                                     8,564,929

Investments in the Goldman Sachs Variable Insurance Trust
   Sub-Accounts:
      VIT Growth and Income                                               24,149
      VIT Mid Cap Value                                                  143,101
      VIT Structured Small Cap Equity (y)                                226,817
      VIT Structured U.S. Equity Fund (z)                                102,797

Investments in the Lord Abbett Series Fund Sub-Accounts:
      All Value                                                          939,990
      Bond-Debenture                                                   3,788,513
      Growth and Income                                                2,108,409
      Growth Opportunities                                             1,651,573
      Mid-Cap Value                                                    3,425,696

Investments in the MFS Variable Insurance Trust Sub-Accounts:
      MFS High Income                                                     75,723
      MFS Investors Trust                                                 23,527
      MFS New Discovery                                                   44,833
      MFS Research Bond                                                  106,009

(w) For the period beginning May 1, 2006, and ending December 31, 2006
(x) Previously known as Franklin High Income
(y) Previously known as VIT CORE Small Cap Equity
(z) Previously known as VIT CORE U.S. Equity

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                       Purchases
                                                                      ----------
Investments in the Morgan Stanley Variable Investment
   Series Sub-Accounts:
      Aggressive Equity                                               $   66,406
      Dividend Growth                                                    742,995
      Equity                                                              66,662
      European Growth                                                    220,945
      Global Advantage                                                    25,170
      Global Dividend Growth                                             489,482
      High Yield                                                         105,348
      Income Builder                                                     158,341
      Information                                                         13,522
      Limited Duration                                                   324,865
      Money Market                                                     4,312,686
      Quality Income Plus                                                947,037
      S&P 500 Index                                                      545,725
      Strategist                                                       1,729,600
      Utilities                                                          343,649

Investments in the Morgan Stanley Variable Investment
   Series (Class Y Shares) Sub-Accounts:
      Aggressive Equity (Class Y Shares)                                  36,172
      Dividend Growth (Class Y Shares)                                    82,493
      Equity (Class Y Shares)                                            120,411
      European Growth (Class Y Shares)                                   109,940
      Global Advantage (Class Y Shares)                                    1,302
      Global Dividend Growth (Class Y Shares)                            177,705
      High Yield (Class Y Shares)                                        166,580
      Income Builder (Class Y Shares)                                     77,212
      Information (Class Y Shares) (aa)                                        7
      Limited Duration (Class Y Shares)                                  539,647
      Money Market (Class Y Shares) (aa)                               1,960,523
      Quality Income Plus (Class Y Shares)                               849,791
      S&P 500 Index (Class Y Shares)                                     312,211
      Strategist (Class Y Shares)                                        533,122
      Utilities (Class Y Shares)                                          33,292

Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
      Oppenheimer Capital Appreciation                                    36,841
      Oppenheimer Core Bond                                              225,244
      Oppenheimer Global Securities                                      174,612

(aa) For the period beginning January 1, 2006, and ending June 23, 2006

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                       Purchases
                                                                      ----------
Investments in the Oppenheimer Variable Account Funds
   Sub-Accounts (continued):
      Oppenheimer High Income                                         $  139,395
      Oppenheimer Main Street                                            220,124
      Oppenheimer Main Street Small Cap Growth                           334,475
      Oppenheimer MidCap Fund (ab)                                        32,670
      Oppenheimer Strategic Bond                                         324,505

Investments in the Oppenheimer Variable Account Funds (Service
   Class ("SC")) Sub-Accounts:
      Oppenheimer Balanced (SC)                                        1,602,720
      Oppenheimer Capital Appreciation (SC)                            4,903,831
      Oppenheimer Core Bond (SC)                                       5,231,032
      Oppenheimer Global Securities (SC)                                 871,531
      Oppenheimer High Income (SC)                                     2,453,909
      Oppenheimer Main Street (SC)                                     7,566,173
      Oppenheimer Main Street Small Cap Growth (SC)                    3,618,773
      Oppenheimer MidCap Fund (SC) (ac)                                1,091,548
      Oppenheimer Strategic Bond (SC)                                  8,326,008

Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
      PIMCO VIT Commodity Real Return Strategy (w)                        38,452
      PIMCO VIT Emerging Markets Bond (Admin Shares) (w)                  12,898
      PIMCO VIT Real Return (Advisor Shares) (w)                          40,475
      PIMCO VIT Total Return (Advisor Shares) (w)                        229,964

Investments in the Putnam Variable Trust Sub-Accounts:
      VT American Government Income                                      511,505
      VT Capital Appreciation                                            246,958
      VT Capital Opportunities                                           322,912
      VT Discovery Growth                                                 38,714
      VT Diversified Income                                            1,056,141
      VT Equity Income                                                   573,724
      VT The George Putnam Fund of Boston                              1,952,309
      VT Global Asset Allocation                                       1,442,628
      VT Global Equity                                                   277,360
      VT Growth and Income                                             3,262,189
      VT Growth Opportunities                                            147,613

(w)  For the period beginning May 1, 2006, and ending December 31, 2006
(ab) Previously known as Oppenheimer Aggressive Growth
(ac) Previously known as Oppenheimer Aggressive Growth (SC)

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                      Purchases
                                                                     -----------
Investments in the Putnam Variable Trust Sub-Accounts
   (continued):
      VT Health Sciences                                             $   159,137
      VT High Yield                                                    2,144,234
      VT Income                                                        8,318,932
      VT International Equity                                          3,544,934
      VT International Growth and Income                               1,069,272
      VT International New Opportunities                                 425,904
      VT Investors                                                     1,081,024
      VT Mid Cap Value                                                   678,336
      VT Money Market                                                 16,287,276
      VT New Opportunities                                               124,348
      VT New Value                                                     5,066,881
      VT OTC & Emerging Growth                                            44,287
      VT Research                                                        216,621
      VT Small Cap Value                                               1,817,805
      VT Utilities Growth and Income                                     441,859
      VT Vista                                                           355,088
      VT Voyager                                                       1,114,737

Investments in The Universal Institutional Funds, Inc.
   Sub-Accounts:
      Van Kampen UIF Emerging Markets Equity                             397,938
      Van Kampen UIF Equity Growth                                       252,419
      Van Kampen UIF International Magnum                                251,338
      Van Kampen UIF Mid Cap Growth                                      254,141
      Van Kampen UIF U.S. Mid Cap Value                                  944,527
      Van Kampen UIF U.S. Real Estate                                    288,115

Investments in The Universal Institutional Funds, Inc. (Class II)
   Sub-Accounts:
      Van Kampen UIF Emerging Markets Debt (Class II)                  1,724,141
      Van Kampen UIF Emerging Markets Equity (Class II)                  253,462
      Van Kampen UIF Equity and Income (Class II)                      1,379,797
      Van Kampen UIF Equity Growth (Class II)                            172,314
      Van Kampen UIF Global Franchise (Class II)                       2,600,882
      Van Kampen UIF Int'l Growth Equity (Class II) (w)                   71,132
      Van Kampen UIF Mid Cap Growth (Class II)                         1,951,940
      Van Kampen UIF Small Company Growth (Class II)                     411,861
      Van Kampen UIF U.S. Mid Cap Value (Class II)                     2,902,226
      Van Kampen UIF U.S. Real Estate (Class II)                       2,208,410

Investments in the Van Kampen Life Investment Trust
   Sub-Accounts:
      LIT Comstock                                                       969,886

(w) For the period beginning May 1, 2006, and ending December 31, 2006

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                      Purchases
                                                                    ------------
Investments in the Van Kampen Life Investment
   Trust Sub-Accounts (continued):
      LIT Government                                                $     95,450
      LIT Money Market                                                 1,144,961
      LIT Strat Growth I (ad)                                            105,509

Investments in the Van Kampen Life Investment Trust (Class II)
   Sub-Accounts:
      LIT Aggressive Growth (Class II)                                   323,154
      LIT Comstock (Class II)                                          5,479,679
      LIT Growth and Income (Class II)                                 4,558,366
      LIT Money Market (Class II)                                      2,032,915
      LIT Strat Growth (Class II) (ae)                                   543,420

Investments in the Wells Fargo Variable Trust Sub-Accounts:
      Wells Fargo Advantage Asset Allocation (af)                         78,813
      Wells Fargo Advantage Equity Income (ag)                           133,205
      Wells Fargo Advantage Large Company Core (ah)                        4,761
                                                                    ------------
                                                                     249,999,751
                                                                    ============

(ad) Previously known as LIT Emerging Growth
(ae) Previously known as LIT Emerging Growth (Class II)
(af) Previously known as Wells Fargo VT Advantage Asset Allocation
(ag) Previously known as Wells Fargo VT Advantage Equity Income
(ah) Previously known as Wells Fargo VT Advantage Large Company Core

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS

     Allstate New York offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and accumulation unit fair values which in turn result in various expense and total return ratios.

     In the table below, the units, the range of lowest to highest accumulation unit fair values, the investment income ratio, the range of lowest to highest expense ratios assessed by Allstate New York and the corresponding range of total return is presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest unit fair values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented.

     As discussed in Note 3, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contractholder. This results in several accumulation unit values for each sub-account based upon those choices.

     ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

     * INVESTMENT INCOME RATIO - These amounts represent dividends,excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of contract transactions.

     ** EXPENSE RATIO - These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and contract administration charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund have been excluded.

     *** TOTAL RETURN - These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

          Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

          Sub-accounts with a date notation indicate the effective date of that investment option in the Account. The investment income ratio and total return are calculated for the period or from the effective date through the end of the reporting period. The investment income ratio for closed funds is calculated from the beginning of period, or from the effective date, through the last day fund was open.

                                          At December 31,                          For the year ended December 31,
                              ---------------------------------------   -----------------------------------------------------
                                          Accumulation
                               Units    Unit Fair Value    Net Assets     Investment     Expense Ratio**     Total Return***
                              (000s)   Lowest to Highest     (000s)     Income Ratio*   Lowest to Highest   Lowest to Highest
                              ------   -----------------   ----------   -------------   -----------------   -----------------
Investments in the AIM Variable
   Insurance Funds Sub-Accounts:
      AIM V. I. Aggressive
         Growth
         2006 (a)                --      $ N/A - $  N/A      $   --          0.00%         0.00% - 0.00%       N/A% -    N/A%
         2005                   391       8.92 -  11.22       3,577          0.00          1.10  - 1.70       3.97  -   4.59
         2004                   422       8.53 -  10.79       3,688          0.00          1.10  - 1.70       9.90  -  10.58
         2003                   443       7.71 -   9.82       3,492          0.00          1.10  - 1.70      24.52  -  25.29
         2002                   460       6.16 -   7.88       2,894          0.00          1.10  - 1.70     -23.51  - -21.16

(a) On May 1, 2006, AIM V. I. Aggressive Growth merged into AIM V. I Capital Appreciation
                                       154

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                             At December 31,                      For the year ended December 31,
                              ---------------------------------------   -----------------------------------------------
                                          Accumulation
                               Units    Unit Fair Value    Net Assets     Investment       Expense           Total
                              (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**         Return***
                              ------   -----------------   ----------   -------------   ------------   ----------------
Investments in the AIM
   Variable Insurance Funds
   Sub-Accounts (continued):
      AIM V. I. Basic
         Balanced
            2006                 797   $ 9.76 - $ 11.19      $ 7,924         1.86%      1.10% - 1.70%    8.69% -   9.35%
            2005                 912     8.93 -   10.29        8,324         1.43       1.10  - 1.70     3.51  -   4.14
            2004                 965     8.57 -    9.94        8,454         1.40       1.10  - 1.70     5.69  -   6.34
            2003               1,008     8.06 -    9.41        8,305         2.00       1.10  - 1.70    14.39  -  15.09
            2002                 990     7.00 -    8.22        7,053         2.72       1.10  - 1.70   -18.01  - -17.76
      AIM V. I. Basic Value
            2006                 344    13.16 -   14.68        4,907         0.39       1.10  - 1.70    11.30  -  11.97
            2005                 360    11.82 -   13.11        4,584         0.09       1.10  - 1.70     3.96  -   4.58
            2004                 353    11.37 -   12.53        4,295         0.00       1.10  - 1.70     9.18  -   9.85
            2003                 276    10.42 -   11.41        3,098         0.04       1.10  - 1.70    31.36  -  32.17
            2002                 208     7.93 -    8.63        1,785         0.00       1.10  - 1.70   -23.00  - -20.69
      AIM V. I. Blue Chip
            2006 (b)              --      N/A -     N/A           --         0.25       0.00  - 0.00      N/A  -    N/A
            2005                 985     6.50 -    9.47        6,534         0.57       1.10  - 1.70     1.75  -   2.37
            2004               1,062     6.35 -    9.31        6,881         0.10       1.10  - 1.70     2.89  -   3.53
            2003               1,088     6.13 -    9.05        6,731         0.00       1.10  - 1.70    23.02  -  23.78
            2002               1,090     4.95 -    7.35        5,407         0.00       1.10  - 1.70   -26.97  - -26.47
      AIM V. I. Capital
         Appreciation
            2006 (a) (c) (d)   1,858     8.27 -   11.40       16,962         0.08       1.10  - 1.70     4.51  -   5.14
            2005               1,032     7.87 -   10.90        9,308         0.06       1.10  - 1.70     7.00  -   7.65
            2004               1,142     7.31 -   10.19       10,014         0.00       1.10  - 1.70     4.81  -   5.46
            2003               1,133     6.93 -    9.72        9,672         0.00       1.10  - 1.70    27.32  -  28.10
            2002               1,123     5.41 -    7.64        7,711         0.00       1.10  - 1.70   -25.18  - -23.64
      AIM V. I. Capital
         Development
            2006                  86    15.20 -   15.66        1,347         0.00       1.10  - 1.70    14.56  -  15.25
            2005                  76    13.27 -   13.59        1,045         0.00       1.10  - 1.70     7.76  -   8.41
            2004                  76    12.31 -   12.53          967         0.00       1.10  - 1.70    13.54  -  14.24
            2003                  93    10.84 -   10.97        1,035         0.00       1.10  - 1.70    33.06  -  33.88
            2002                 101     8.15 -    8.19          837         0.00       1.10  - 1.70   -22.22  - -18.50

(a) On May 1, 2006, AIM V. I. Aggressive Growth merged into AIM V. I Capital Appreciation
(b) On June 12, 2006, AIM V. I. Blue Chip merged into AIM V. I. Large Cap Growth
(c) On May 1, 2006, AIM V. I. Demographic Trends merged into AIM V. I. Capital Appreciation
(d) On May 1, 2006, AIM V. I. Growth merged into AIM V. I. Captial Appreciation

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                         For the year ended December 31,
                              ---------------------------------------   -----------------------------------------------
                                         Accumulation
                               Units    Unit Fair Value    Net Assets     Investment       Expense          Total
                              (000s)   Lowest to Highest      (000s)    Income Ratio*      Ratio**          Return***
                              ------   -----------------   ----------   -------------   ------------   ----------------
Investments in the AIM
   Variable Insurance Funds
   Sub-Accounts (continued):
      AIM V. I. Core Equity
            2006 (e)           1,987    $ 9.25 - $13.13      $23,069         0.75%      1.10% - 1.70%   14.74% -  15.43%
            2005               1,036      8.01 -  11.44       11,024         1.39       1.10  - 1.70     3.54  -   4.16
            2004               1,182      7.69 -  11.05       12,643         0.95       1.10  - 1.70     7.12  -   7.78
            2003               1,258      7.13 -  10.31       12,745         0.97       1.10  - 1.70    22.31  -  23.06
            2002               1,313      5.80 -   8.43       11,066         0.31       1.10  - 1.70   -16.51  - -15.67
      AIM V. I. Demographic
         Trends
            2006 (c)              --       N/A -    N/A           --         0.00       0.00  - 0.00      N/A  -    N/A
            2005                 248      5.47 -  10.16        1,356         0.00       1.10  - 1.70     4.41  -   5.05
            2004                 289      5.21 -   9.73        1,512         0.00       1.10  - 1.70     6.41  -   7.07
            2003                 326      4.86 -   9.14        1,599         0.00       1.10  - 1.70    -8.59  -  35.97
            2002                 336      3.58 -   6.78        1,201         0.00       1.10  - 1.50   -32.94  - -32.21
      AIM V. I. Diversified
         Income
            2006                 274     11.46 -  12.06        3,388         6.15       1.10  - 1.70     2.72  -   3.34
            2005                 285     11.15 -  11.67        3,472         5.83       1.10  - 1.70     1.17  -   1.78
            2004                 323     11.02 -  11.46        3,899         5.49       1.10  - 1.70     3.25  -   3.89
            2003                 352     10.68 -  11.04        4,154         6.53       1.10  - 1.70     7.38  -   8.05
            2002                 324      9.94 -  10.21        3,570         7.98       1.10  - 1.70    -0.58  -   1.18
      AIM V. I. Global Utilities
            2004 (am)             --       N/A -    N/A           --         6.74       0.00  - 0.00      N/A  -    N/A
            2003                 197      6.26 -   8.70        1,531         3.62       1.10  - 1.70    17.01  -  17.73
            2002                 215      5.32 -   7.44        1,430         2.84       1.10  - 1.70   -26.35  - -25.63
      AIM V. I. Government
         Securities
            2006                 412     10.84 -  12.86        5,269         3.81       1.10  - 1.70     1.81  -   2.42
            2005                 514     10.65 -  12.55        6,449         3.10       1.10  - 1.70    -0.05  -   0.55
            2004                 566     10.66 -  12.48        7,098         3.49       1.10  - 1.70     0.82  -   1.44
            2003                 674     10.57 -  12.31        8,354         2.25       1.10  - 1.70    -0.65  -  -0.04
            2002                 739     10.64 -  12.31        9,278         2.40       1.10  - 1.70     6.39  -   8.40
      AIM V. I. Growth
            2006 (d)              --       N/A -    N/A           --         0.00       0.00  - 0.00      N/A  -    N/A
            2005                 770      5.49 -  10.00        5,475         0.00       1.10  - 1.70     5.67  -   6.30
            2004                 905      5.17 -   9.46        6,361         0.00       1.10  - 1.70     6.39  -   7.04
            2003                 953      4.83 -   8.89        6,366         0.00       1.10  - 1.70    29.01  -  29.81
            2002                 988      3.72 -   6.89        5,183         0.00       1.10  - 1.70   -31.73  - -31.06

(c) On May 1, 2006, AIM V. I. Demographic Trends merged into AIM V. I. Capital Appreciation
(d)  On May 1, 2006, AIM V. I. Growth merged into AIM V. I. Capital Appreciation
(e)  On May 1, 2006, AIM V. I. Premier Equity merged into AIM V. I. Core Equity
(am) On April 30, 2004, AIM V. I. Global Utilities merged into AIM V. I.
     Utilities

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                        For the year ended December 31,
                              ---------------------------------------   -----------------------------------------------
                                          Accumulation
                               Units    Unit Fair Value    Net Assets     Investment       Expense          Total
                              (000s)   Lowest to Highest      (000s)    Income Ratio*      Ratio**         Return***
                              ------   -----------------   ----------   -------------   ------------   ----------------
Investments in the AIM
   Variable Insurance Funds
   Sub-Accounts (continued):
      AIM V. I. High Yield
            2006                 210    $10.90 - $13.88      $ 2,361         8.66%      1.10% - 1.70%    8.88% -   9.53%
            2005                 213      9.95 -  12.75        2,181         9.13       1.10  - 1.70     0.99  -   1.60
            2004                 206      9.79 -  12.62        2,076         2.90       1.10  - 1.70     9.36  -  10.03
            2003                 225      8.90 -  11.54        2,038         9.02       1.10  - 1.70    25.86  -  26.64
            2002                 131      7.03 -   9.17          939         0.00       1.10  - 1.70    -8.29  -  -6.87
      AIM V. I. International
         Growth
            2006                 523     11.85 -  19.14        7,284         0.99       1.10  - 1.70    26.08  -  26.83
            2005                 562      9.34 -  15.18        6,393         0.65       1.10  - 1.70    15.94  -  16.64
            2004                 566      8.01 -  13.10        5,726         0.65       1.10  - 1.70    21.90  -  22.65
            2003                 533      6.53 -  10.74        4,572         0.52       1.10  - 1.70    26.87  -  27.65
            2002                 538      5.12 -   8.47        3,736         0.60       1.10  - 1.70   -16.60  - -15.32
      AIM V.I. Large Cap Growth
            2006 (b) (f)         543     11.07 -  11.11        6,029         0.34       1.10  - 1.70    10.69  -  11.06
      AIM V. I. Mid Cap Core
         Equity
            2006                 123     14.70 -  16.59        1,925         0.94       1.10  - 1.70     9.37  -  10.03
            2005                 124     13.44 -  15.08        1,760         0.53       1.10  - 1.70     5.80  -   6.44
            2004                 114     12.70 -  14.17        1,557         0.17       1.10  - 1.70    11.88  -  12.57
            2003                  90     11.35 -  12.58        1,106         0.00       1.10  - 1.70    25.15  -  25.92
            2002                  58      9.07 -   9.99          579         0.00       1.10  - 1.70   -12.07  -  -9.29
      AIM V. I. Money Market
            2006                 217     10.06 -  11.15        2,507         4.09       1.10  - 1.70     2.52  -   3.14
            2005                 196      9.81 -  10.81        2,175         2.41       1.10  - 1.70     0.78  -   1.40
            2004                 233      9.73 -  10.66        2,517         0.62       1.10  - 1.70    -1.02  -  -0.41
            2003                 288      9.83 -  10.70        3,176         0.57       1.10  - 1.70    -1.66  -  -0.52
            2002                 418     10.76 -  12.20        4,670         1.19       1.10  - 1.45    -0.27  -   0.08
      AIM V. I. New Technology
            2004 (an)             --       N/A -    N/A           --         0.00       0.00  - 0.00      N/A  -    N/A
            2003                 150      8.47 -   8.61        1,282         0.00       1.10  - 1.70    49.80  -  50.72
            2002                 139      5.66 -   5.71          791         0.00       1.10  - 1.70   -45.73  - -43.44
      AIM V. I. Premier Equity
            2006 (e)              --       N/A -    N/A           --         1.03       0.00  - 0.00      N/A  -    N/A
            2005               1,748      7.09 -   9.27       15,768         0.79       1.10  - 1.70     3.87  -   4.50
            2004               2,011      6.79 -   8.92       17,815         0.44       1.10  - 1.70     3.97  -   4.62
            2003               2,177      6.49 -   8.58       18,663         0.30       1.10  - 1.70    22.96  -  23.71
            2002               2,301      5.24 -   6.98       16,199         0.31       1.10  - 1.70   -31.02  - -30.22

(b)  On June 12, 2006, AIM V. I. Blue Chip merged into AIM V. I. Large Cap
     Growth
(e)  On May 1, 2006, AIM V. I. Premier Equity merged into AIM V. I. Core Equity
(f)  For the period beginning June 12, 2006, and ending December 31, 2006
(an) On April 30, 2004, AIM V. I. New Technology merged into AIM V. I.
     Technology

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                             At December 31,                      For the year ended December 31,
                              ---------------------------------------   -------------------------------------------------
                                         Accumulation
                               Units    Unit Fair Value    Net Assets     Investment       Expense            Total
                              (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**          Return***
                              ------   -----------------   ----------   -------------   -------------   -----------------
Investments in the AIM
   Variable Insurance Funds
   Sub-Accounts (continued):
      AIM V. I. Technology
            2006                 56     $12.08 - $12.28      $  680          0.00%      1.10% - 1.70%     8.62% -   9.28%
            2005                 78      11.12 -  11.23         872          0.00       1.10  - 1.70      0.46  -   1.06
            2004 (an) (ao)       86      11.07 -  11.12         950          0.00       1.10  - 1.70     10.71  -  11.17
      AIM V. I. Utilities
            2006                118      17.30 -  17.58       2,068          3.36       1.10  - 1.70     23.35  -  24.09
            2005                138      14.02 -  14.17       1,952          2.33       1.10  - 1.70     14.87  -  15.56
            2004 (am) (ao)      152      12.21 -  12.26       1,856          0.00       1.10  - 1.70     22.09  -  22.59

Investments in the AIM
   Variable Insurance Funds
   Series II Sub-Accounts:
      AIM V.I. Aggressive
         Growth II
            2006 (g)             --        N/A -    N/A          --          0.00       0.00  - 0.00       N/A  -    N/A
            2005                  3      11.32 -  11.51          31          0.00       1.30  - 1.70      3.74  -   4.17
            2004                  2      10.92 -  11.05          27          0.00       1.30  - 1.70      9.57  -  10.02
            2003                  3       9.96 -  10.04          29          0.00       1.30  - 1.70     -0.38  -   0.39
            2002 (ap)           < 1       8.04 -   8.04           3          0.00       1.45  - 1.50    -19.64  - -19.61
      AIM V.I. Basic
         Balanced II
            2006                 57      11.09 -  11.34         639          1.73       1.30  - 1.75      8.35  -   8.84
            2005                 67      10.24 -  10.42         698          1.24       1.30  - 1.75      3.21  -   3.64
            2004                 72       9.92 -  10.05         724          1.43       1.30  - 1.75      5.37  -   5.85
            2003                 64       9.42 -   9.50         604          3.28       1.30  - 1.75     -5.85  -  14.64
            2002 (ap)             8       8.27 -   8.29          70          5.05       1.30  - 1.55    -17.34  - -17.14
      AIM V.I. Basic Value II
            2006                106      16.04 -  16.40       1,618          0.11       1.29  - 1.89     10.81  -  11.49
            2005                148      14.48 -  14.71       2,022          0.00       1.29  - 1.89      3.44  -   4.07
            2004                145      13.99 -  14.14       1,896          0.00       1.29  - 1.89      8.74  -   9.41
            2003                 96      12.87 -  12.92       1,113          0.00       1.29  - 1.89     28.70  -  29.22
            2002 (ap)             9       7.63 -   7.66          71          0.00       1.30  - 1.70    -23.66  - -23.35

(g) On May 1, 2006, AIM V. I. Aggressive Growth II merged into AIM V. I Capital Appreciation II
(am) On April 30, 2004, AIM V. I. Global Utilities merged into AIM V. I.
     Utilities
(an) On April 30, 2004, AIM V. I. New Technology merged into AIM V. I.
     Technology
(ao) For the period beginning April 30, 2004 and ended December 31, 2004
(ap) For the period beginning June 3, 2002 and ending December 31, 2002

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                      For the year ended December 31,
                              ---------------------------------------   -------------------------------------------------
                                         Accumulation
                               Units    Unit Fair Value    Net Assets     Investment       Expense            Total
                              (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**          Return***
                              ------   -----------------   ----------   -------------   -------------   -----------------
Investments in the AIM
   Variable Insurance Funds
   Series II Sub-Accounts
   (continued):
      AIM V.I. Blue Chip II
            2006 (h)             --     $  N/A - $  N/A       $ --           0.00%      0.00% - 0.00%      N/A% -    N/A%
            2005                 34       9.80 -   9.98        332           0.34       1.30  - 1.75      1.51  -   1.94
            2004                 39       9.66 -   9.78        378           0.00       1.30  - 1.75      2.46  -   2.93
            2003                 37       9.42 -   9.51        350           0.00       1.30  - 1.75     -5.76  -  23.19
            2002 (ap)             5       7.70 -   7.72         35           0.00       1.30  - 1.55    -23.00  - -22.83
      AIM V.I. Capital
         Appreciation II
            2006 (g) (i) (j)     59      14.13 -  14.45        759           0.00       1.29  - 1.89      4.06  -   4.69
            2005                 58      13.58 -  13.80        723           0.00       1.29  - 1.89      6.53  -   7.18
            2004                 58      12.75 -  12.88        698           0.00       1.29  - 1.89      4.32  -   4.96
            2003                 37      12.22 -  12.27        425           0.00       1.29  - 1.89     22.18  -  22.68
            2002 (ap)             1       7.42 -   7.45          5           0.00       1.30  - 1.70    -25.80  - -25.50
      AIM V.I. Capital
         Development II
            2006                  2      14.23 -  14.38         24           0.00       1.50  - 1.70     14.30  -  14.53
            2005                  4      12.45 -  12.55         47           0.00       1.50  - 1.70      7.42  -   7.64
            2004                  4      11.59 -  11.68         42           0.00       1.45  - 1.70     13.31  -  13.60
            2003                < 1      10.23 -  10.28          5           0.00       1.45  - 1.70      2.29  -  33.09
            2002 (ap)           < 1       7.72 -   7.73          3           0.00       1.45  - 1.50    -22.79  - -22.75
      AIM V.I. Core Equity II
            2006 (k)             35      10.76 -  13.02        428           0.87       1.30  - 1.89      7.60  -  14.92
            2005                 10      11.15 -  11.33        111           1.31       1.30  - 1.70      3.30  -   3.72
            2004                 11      10.79 -  10.92        122           0.84       1.30  - 1.70      6.83  -   7.26
            2003                 10      10.10 -  10.18        105           1.32       1.30  - 1.70      1.02  -  22.54
            2002 (ap)             3       8.29 -   8.31         27           0.70       1.30  - 1.55    -17.10  - -16.89
      AIM V.I. Demographic
         Trends II
            2006 (i)             --        N/A -    N/A         --           0.00       0.00  - 0.00       N/A  -    N/A
            2005                 10       9.94 -  10.10        104           0.00       1.30  - 1.70      4.28  -   4.72
            2004                  9       9.53 -   9.65         88           0.00       1.30  - 1.70      6.07  -   6.50
            2003                  9       8.99 -   9.06         77           0.00       1.30  - 1.70    -10.13  -  -9.39
            2002 (ap)             1       6.67 -   6.68          9           0.00       1.45  - 1.55    -33.31  - -33.24

(g) On May 1, 2006, AIM V. I. Aggressive Growth II merged into AIM V. I Capital Appreciation II
(h) On June 12, 2006, AIM V. I. Blue Chip II merged into AIM V. I. Large Cap Growth II
(i) On May 1, 2006, AIM V. I. Demographic Trends II merged into AIM V. I. Capital Appreciation II
(j) On May 1, 2006, AIM V. I. Growth II merged into AIM V. I. Capital Appreciation II
(k) On May 1, 2006, AIM V. I. Premier Equity II merged into AIM V. I. Core Equity II
(ap) For the period beginning June 3, 2002 and ending December 31, 2002

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                             At December 31,                       For the year ended December 31,
                              ---------------------------------------   -------------------------------------------------
                                         Accumulation
                               Units    Unit Fair Value    Net Assets     Investment       Expense             Total
                              (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**           Return***
                              ------   -----------------   ----------   -------------   -------------   -----------------
Investments in the AIM
   Variable Insurance Funds
   Series II Sub-Accounts
   (continued):
      AIM V.I. Diversified
         Income II
            2006                 14     $11.36 - $11.61      $  161          5.60%      1.30% - 1.75%     2.83% -  13.57%
            2005                 15      11.12 -  11.29         170          6.10       1.30  - 1.70      0.93  -   1.34
            2004                 20      11.01 -  11.14         222          6.07       1.30  - 1.70      3.33  -  10.13
            2003                 18      10.69 -  10.78         193          9.75       1.30  - 1.75      6.90  -   7.60
            2002 (ap)             5      10.00 -  10.02          48         14.54       1.30  - 1.55     -0.01  -   0.22
      AIM V.I. Global
         Utilities II
            2004 (aq)            --        N/A -    N/A          --          7.04       1.30  - 1.75       N/A  -    N/A
            2003                  9       9.16 -   9.23          85          5.53       1.30  - 1.75     -8.42  -  -7.70
            2002 (ap)             3       7.85 -   7.85          22          7.06       1.50  - 1.50    -21.52  - -21.52
      AIM V.I. Government
         Securities II
            2006                 14      10.92 -  11.06         154          1.55       1.30  - 1.55      1.69  -   1.95
            2005                 61      10.74 -  10.85         652          2.14       1.30  - 1.55     -0.16  -   0.10
            2004                118      10.71 -  10.84       1,274          1.63       1.30  - 1.70      0.53  -   0.94
            2003                392      10.64 -  10.74       4,198          3.24       1.30  - 1.75     -0.39  -   6.44
            2002 (ap)           170      10.74 -  10.78       1,825          2.51       1.30  - 1.70      7.39  -   7.83
      AIM V.I. Growth II
            2006 (j)             --        N/A -    N/A          --          0.00       0.00  - 0.00       N/A  -    N/A
            2005                  8       9.73 -   9.90          77          0.00       1.30  - 1.75      5.33  -   5.78
            2004                  9       9.23 -   9.36          86          0.00       1.30  - 1.75      6.11  -   6.60
            2003                 10       8.70 -   8.78          91          0.00       1.30  - 1.75    -12.97  -  29.18
            2002 (ap)             1       6.77 -   6.80           8          0.00       1.30  - 1.70    -32.29  - -32.01
      AIM V.I. High Yield II
            2006                 13      14.02 -  14.20         187          3.30       1.30  - 1.55      8.72  -   8.99
            2005                 56      12.90 -  13.03         725         13.55       1.30  - 1.55      0.85  -   1.11
            2004                 18      12.79 -  12.88         236          1.49       1.30  - 1.55      9.41  -   9.69
            2003                 54      11.64 -  11.74         636         13.10       1.30  - 1.75     16.43  -  17.45
            2002 (ap)             1       9.28 -   9.29          11          0.00       1.45  - 1.55     -7.17  -  -7.08
      AIM V.I. International
         Growth II
            2006                 12      18.44 -  18.87         226          0.92       1.30  - 1.75     26.23  -  84.45
            2005                 14      14.71 -  14.95         206          0.58       1.30  - 1.70     15.71  -  16.18
            2004                 15      12.71 -  12.87         187          0.59       1.30  - 1.70     21.60  -  22.10
            2003                 10      10.45 -  10.54         103          0.58       1.30  - 1.70      4.52  -  26.93
            2002 (ap)           < 1       8.28 -   8.30           2          1.29       1.30  - 1.55    -17.19  - -16.98

(j) On May 1, 2006, AIM V. I. Growth II merged into AIM V. I. Capital Appreciation II
(ap) For the period beginning June 3, 2002 and ending December 31, 2002
(aq) On April 30, 2004, AIM V. I. Global Utilities II merged into AIM V. I. Utilities II

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                       At December 31,                          For the year ended December 31,
                               ---------------------------   ----------------------------------------------------------------
                                           Accumulation
                               Units      Unit Fair Value    Net Assets     Investment        Expense              Total
                               (000s)    Lowest to Highest     (000s)     Income Ratio*       Ratio**            Return***
                               ------   ------------------   ----------   -------------   ---------------   -----------------
Investments in the AIM
   Variable Insurance Funds
   Series II Sub-Accounts
   (continued):
      AIM V.I. Large Cap
         Growth II
            2006 (f) (h)         19       $11.06 - $11.09       $215          0.00%        1.30% - 1.75%     10.61% -  10.89%
      AIM V. I. Mid Cap Core
         Equity II
            2006                 56        12.36 -  12.56        733          0.71         1.29  - 1.89       8.89  -   9.55
            2005                 63        11.35 -  11.46        758          0.33         1.29  - 1.89       5.25  -   5.89
            2004                 49        10.78 -  10.83        565          0.03         1.29  - 1.89       7.82  -   8.26
            2003                  9        10.90 -  10.99         99          0.00         1.30  - 1.70       9.02  -  25.41
            2002 (ap)             1         8.74 -   8.76         11          0.00         1.30  - 1.55     -12.58  - -12.36
      AIM V. I. Money
         Market II
            2006                 20         9.93 -  10.13        198          3.23         1.30  - 1.70       2.27  -   2.67
            2005                 29         9.71 -   9.87        286          2.02         1.30  - 1.70      -2.90  -  -1.32
            2004                 46         9.70 -   9.73        445          0.43         1.45  - 1.55      -1.12  -  -1.02
            2003                 57         9.78 -   9.86        563          0.49         1.30  - 1.70      -1.38  -  -1.38
            2002 (ap)            24         9.92 -   9.94        239          0.27         1.45  - 1.70      -0.81  -  -0.56
      AIM V. I. New
         Technology II
            2004 (ar)            --          N/A -    N/A         --          0.00         1.30  - 1.70        N/A  -    N/A
            2003                  2         8.87 -   8.94         15          0.00         1.30  - 1.70     -11.30  - -10.61
            2002 (ap)           < 1         5.95 -   5.95        < 1          0.00         1.45  - 1.45     -40.48  - -40.48
      AIM V. I. Premier
         Equity II
            2006 (k)             --          N/A     N/A          --          0.73         1.30  - 1.75        N/A  -    N/A
            2005                 35        12.56 -  12.76        375          0.71         1.29  - 1.89       3.38  -   4.01
            2004                 29        12.15 -  12.27        279          0.37         1.29  - 1.89       3.50  -  22.72
            2003                 22         8.46 -  11.74        193          0.39         1.30  - 1.89     -15.42  -  17.37
            2002 (ap)             1         6.84 -   6.85         10          0.75         1.45  - 1.70     -31.63  - -31.45
      AIM V. I. Technology II
            2006                  1        11.98 -  11.98         10          0.00         1.70  - 1.70        8.37 -   8.37
            2005                  1        11.06 -  11.14         10          0.00         1.30  - 1.70        0.21 -   0.64
            2004 (ap) (ar)        1        11.04 -  11.07         10          0.00         1.30  - 1.70       10.36 -  10.66

(f)  For the period beginning June 12, 2006, and ending December 31, 2006
(h) On June 12, 2006, AIM V. I. Blue Chip II merged into AIM V. I. Large Cap Growth II
(k) On May 1, 2006, AIM V. I. Premier Equity II merged into AIM V. I. Core Equity II
(ap) For the period beginning June 3, 2002 and ending December 31, 2002
(ar) On April 30, 2004, AIM V. I. New Technology II merged into AIM V. I. Technology II

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                           For the year ended December 31,
                               ---------------------------------------   --------------------------------------------------
                                           Accumulation
                               Units     Unit Fair Value    Net Assets     Investment       Expense             Total
                               (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**           Return***
                               ------   -----------------   ----------   -------------   -------------   ------------------
Investments in the AIM
   Variable Insurance Funds
   Series II Sub-Accounts
   (continued):
      AIM V. I. Utilities II
            2006                  1     $17.20  - $17.38       $   21         4.07%      1.30% -  1.70%   23.15% -  23.64%
            2005                  2      13.96  -  14.06           29         1.74       1.30  -  1.70    14.58  -  15.05
            2004 (ao) (aq)        5      12.19  -  12.22           55         0.00       1.30  -  1.70    21.87  -  22.20

Investments in the
   AllianceBernstein Variable
   Product Series Fund
   Sub-Accounts:
      AllianceBernstein Growth
            2006                 225      14.82 -  15.16        2,685         0.00       1.29  -  1.89    -3.10  -  -2.51
            2005                 251      15.30 -  15.55        3,000         0.00       1.29  -  1.89     9.53  -  10.20
            2004                 203      13.97 -  14.11        1,876         0.00       1.29  -  1.89    12.37  -  13.05
            2003                 161      12.43 -  12.48        1,156         0.00       1.29  -  1.89    24.29  -  24.79
            2002                  59       4.34 -   6.46          277         0.00       1.35  -  1.48   -29.32  - -29.23
      AllianceBernstein
         Growth & Income
            2006                 455      15.76 -  16.12        6,367         1.18       1.29  -  1.89    14.78  -  15.48
            2005                 543      13.73 -  13.96        6,594         1.25       1.29  -  1.89     2.62  -   3.25
            2004                 586      13.38 -  13.52        6,846         0.72       1.29  -  1.89     9.12  -   9.79
            2003                 569      12.26 -  12.31        5,976         0.00       1.29  -  1.89    22.63  -  23.13
            2002                 432       7.31 -   7.81        3,376         0.57       1.35  -  1.58   -23.49  - -23.31
      AllianceBernstein
         International Value
            2006                  55      15.71 -  15.88          871         1.31       1.29  -  1.89    32.57  -  33.38
            2005 (ai)             29      11.85 -  11.90          342         0.03       1.29  -  1.89    18.54  -  19.02
      AllianceBernstein
         Large Cap Growth
            2006                  96      13.39 -  13.69          760         0.00       1.29  -  1.89    -2.51  -  -1.92
            2005                  89      13.73 -  13.96          736         0.00       1.29  -  1.89    12.68  -  13.37
            2004                  92      10.64 -  12.19          657         0.00       0.83  -  1.89     6.30  -   6.44
            2003                  97      11.46 -  11.51          619         0.00       1.29  -  1.89    14.64  -  15.11
            2002                 113       4.37 -   4.94          535         0.00       1.35  -  1.58   -31.93  - -31.77

(ai) For the period beginning April 29, 2005 and ended December 31, 2005
(ao) For the period beginning April 30, 2004 and ended December 31, 2004
(aq) On April 30, 2004, AIM V. I. Global Utilities II merged into AIM V. I. Utilities II

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                       For the year ended December 31,
                               ---------------------------------------   -------------------------------------------------
                                           Accumulation
                                Units     Unit Fair Value   Net Assets     Investment       Expense            Total
                               (000s)   Lowest to Highest      (000s)    Income Ratio*      Ratio**          Return***
                               ------   -----------------   ----------   -------------   -------------   -----------------
Investments in the
   AllianceBernstein Variable
   Product Series Fund
   Sub-Accounts (continued):
      AllianceBernstein
         Small/Mid Cap Value
            2006                 161     $18.61 - $19.03      $3,015         0.25%       1.29% -  1.89%   12.05% -  12.73%
            2005                 176      16.61 -  16.88       2,932         0.59        1.29  -  1.89     4.62  -   5.26
            2004                 136      15.87 -  16.03       2,169         0.07        1.29  -  1.89    16.82  -  17.54
            2003 (as)             82      13.59 -  13.64       1,116         0.00        1.29  -  1.89    35.86  -  36.42
      AllianceBernstein
         Utility Income
            2006                   9      13.25 -  13.38         126         2.23        1.29  -  1.89    21.17  -  21.91
            2005 (ai)              7      10.93 -  10.98          78         0.87        1.29  -  1.89     9.33  -   9.78
      AllianceBernstein
         Value
            2006                   2      12.72 -  12.81          20         1.33        1.49  -  1.89    19.23  -  27.22
            2005 (ai)              1      10.73 -  10.74           6         0.28        1.49  -  1.69     7.28  -   7.42

Investments in the Delaware
   Group Premium Fund, Inc.
   Sub-Accounts:
      Delaware VIP GP Small
         Cap Value
            2006                 169      24.89 -  24.89       4,198         0.24        1.25  -  1.25    14.75  -  14.75
            2005                 165      21.69 -  21.69       3,569         0.35        1.25  -  1.25     8.06  -   8.06
            2004                 162      20.07 -  20.07       3,251         0.19        1.25  -  1.25    19.96  -  19.96
            2003                 158      16.73 -  16.73       2,636         0.36        1.25  -  1.25    40.21  -  40.21
            2002                 133      11.93 -  11.93       1,589         1.36        1.25  -  1.25    -6.78  -  -6.78
      Delaware VIP GP Trend
            2006                 108      10.09 -  10.09       1,090         0.00        1.25  -  1.25     6.26  -   6.26
            2005                 121       9.50 -   9.50       1,150         0.00        1.25  -  1.25     4.55  -   4.55
            2004                 115       9.08 -   9.08       1,043         0.00        1.25  -  1.25    11.20  -  11.20
            2003                 113       8.17 -   8.17         921         0.00        1.25  -  1.25    33.41  -  33.41
            2002                  80       6.12 -   6.12         490         0.00        1.25  -  1.25   -20.94  - -20.94

(ai) For the period beginning April 29, 2005 and ended December 31, 2005
(as) For the period beginning July 1, 2003 and ended December 31, 2003

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                          At December 31,                        For the year ended December 31,
                               ---------------------------------------   -------------------------------------------------
                                          Accumulation
                               Units     Unit Fair Value    Net Assets    Investment        Expense            Total
                               (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**          Return***
                               ------   -----------------   ----------   -------------   -------------   -----------------
Investments in the Dreyfus
   Socially Responsible Growth
   Fund, Inc. Sub-Account:
      Dreyfus Socially
         Responsible
         Growth Fund
            2006                  37     $ 7.15 - $ 7.15      $  266          0.11%      1.25% - 1.25%     7.85% -   7.85%
            2005                  37       6.63 -   6.63         244          0.00       1.25  - 1.25      2.34  -   2.34
            2004                  40       6.48 -   6.48         256          0.39       1.25  - 1.25      4.88  -   4.88
            2003                  42       6.17 -   6.17         258          0.12       1.25  - 1.25     24.43  -  24.43
            2002                  40       4.96 -   4.96         197          0.24       1.25  - 1.25    -29.84  - -29.84

Investmens in the Dreyfus
   Stock Index Fund
   Sub-Account:
      Dreyfus Stock Index
         Fund
            2006                 635      10.22 -  10.22       6,489          1.63       1.25  - 1.25     14.07  -  14.07
            2005                 675       8.96 -   8.96       6,045          1.59       1.25  - 1.25      3.40  -   3.40
            2004                 678       8.66 -   8.66       5,872          1.77       1.25  - 1.25      9.26  -   9.26
            2003                 704       7.93 -   7.93       5,581          1.49       1.25  - 1.25     26.76  -  26.76
            2002                 611       6.25 -   6.25       3,824          1.61       1.25  - 1.25    -23.33  - -23.33

Investments in the Dreyfus
   Variable Investment Fund
   Sub-Accounts:
      VIF Capital Appreciation
            2006                  75      10.77 -  10.77         805          1.50       1.25  - 1.25     15.03  -  15.03
            2005                  88       9.36 -   9.36         822          0.02       1.25  - 1.25      3.08  -   3.08
            2004                  93       9.08 -   9.08         848          1.66       1.25  - 1.25      3.73  -   3.73
            2003                  97       8.75 -   8.75         852          1.51       1.25  - 1.25     19.66  -  19.66
            2002                  80       7.31 -   7.31         585          1.71       1.25  - 1.25    -17.76  - -17.76
      VIF Growth & Income
            2006                  --         -- -     --          --          0.00       0.00  - 0.00      0.00  -   0.00
            2005                  --         -- -     --          --          0.00       0.00  - 0.00      0.00  -   0.00
            2004                  --         -- -     --          --          0.00       0.00  - 0.00      0.00  -   0.00
            2003                  --         -- -     --          --          0.00       0.00  - 0.00      0.00  -   0.00
            2002                 < 1       6.53 -   6.53         < 1          2.56       1.25  - 1.25    -34.71  - -34.71
      VIF Money Market
            2006                 257      10.38 -  10.38       2,667          4.53       1.25  - 1.25      3.29  -   3.29
            2005                 307      10.05 -  10.05       3,089          2.58       1.25  - 1.25      1.38  -   1.38
            2004                 330       9.91 -   9.91       3,268          0.79       1.25  - 1.25     -0.46  -  -0.46
            2003                 398       9.96 -   9.96       3,966          0.90       1.25  - 1.25     -0.43  -  -0.43
            2002                 < 1      10.43 -  10.43         < 1          0.00       1.25  - 1.25      4.27  -   4.27

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                          At December 31,                          For the year ended December 31,
                               ---------------------------------------   -------------------------------------------------
                                          Accumulation
                               Units     Unit Fair Value    Net Assets    Investment        Expense           Total
                               (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**         Return***
                               ------   -----------------   ----------   -------------   -------------   -----------------
Investments in the DWS
   Variable Investment Series I
   Sub-Accounts (l):
      DWS VIP Bond A (m)
            2006                  3      $13.90 - $14.01       $46           3.73%       0.70% - 0.80%     3.88% -   3.98%
            2005                  3       13.38 -  13.47        44           3.54        0.70  - 0.80      1.78  -   1.89
            2004                  3       13.14 -  13.22        43           3.81        0.70  - 0.80      4.54  -   4.64
            2003                  3       12.57 -  12.64        41           7.40        0.70  - 0.80      4.22  -   4.33
            2002                  1       12.06 -  12.11        16           4.08        0.70  - 0.80      6.79  -   6.90
      DWS VIP Capital
         Growth A (n)
            2006                < 1       11.41 -  11.41         4           0.55        0.70  - 0.70      7.77  -   7.77
            2005 (aj)           < 1       10.59 -  10.59         3           0.00        0.70  - 0.70      5.92  -   5.92
            2004                 --          -- -     --        --           0.00        0.00  - 0.00      0.00  -   0.00
            2003                 --          -- -     --        --           2.84        0.00  - 0.00      0.00  -   0.00
            2002                  1        7.22 -   7.22         4           0.14        0.80  - 0.80    -29.75  - -29.75
      DWS VIP Global
         Opportunities (au)
            2006                 --          -- -     --        --           0.00        0.00  - 0.00      0.00  -   0.00
            2005                 --          -- -     --        --           0.00        0.00  - 0.00      0.00  -   0.00
            2004                 --          -- -     --        --           0.00        0.00  - 0.00      0.00  -   0.00
            2003                 --          -- -     --        --           0.00        0.00  - 0.00      0.00  -   0.00
            2002                < 1        9.98 -   9.98         4           0.00        0.80  - 0.80    -20.53  - -20.53
      DWS VIP Growth and
         Income A (o)
            2006                < 1       11.32 -  11.32         5           0.66        0.70  - 0.70     12.83  -  12.83
            2005                  1        9.96 -  10.03         8           1.26        0.70  - 0.80      5.22  -   5.33
            2004                  1        9.47 -   9.52         8           0.75        0.70  - 0.80      9.28  -   9.39
            2003                  1        8.66 -   8.71         7           0.63        0.70  - 0.80     25.73  -  25.85
            2002                  2        6.89 -   6.92        13           0.58        0.70  - 0.80    -23.74  - -23.66
      DWS VIP International (q)
            2006                < 1       14.59 -  14.59         5           1.82        0.70  - 0.70     25.03  -  25.03
            2005                < 1       11.67 -  11.67         4           1.52        0.70  - 0.70     15.36  -  15.36
            2004                < 1       10.12 -  10.12         4           1.23        0.70  - 0.70     15.72  -  15.72
            2003                < 1        8.74 -   8.74         3           0.40        0.70  - 0.70     26.86  -  26.86
            2002                  1        6.86 -   6.89         7           0.62        0.70  - 0.80    -19.02  - -18.94

(l)  Previously known as Scudder Variable Series I Sub-Account
(m)  Previously known as Bond
(n)  Previously known as Capital Growth
(o)  Previously known as Growth & Income
(q)  Previously known as International
(aj) On April 29, 2005, Growth merged into the Capital Growth
(au) Previously known as Global Discovery

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                          At December 31,                      For the year ended December 31,
                               ---------------------------------------   -------------------------------------------------
                                          Accumulation
                               Units     Unit Fair Value    Net Assets    Investment        Expense            Total
                               (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**          Return***
                               ------   -----------------   ----------   -------------   -------------   -----------------
Investments in the DWS
   Variable Investment Series I
   Sub-Accounts (continued) (l):
      DWS VIP Money
         Market A (r)
            2006 (s)              --     $  N/A - $  N/A      $   --         3.32%       0.00% - 0.00%      N/A% -    N/A%
            2005                   1      11.66 -  11.66          12         2.68        0.80  - 0.80      1.90  -   1.90
            2004                   1      11.44 -  11.44          12         0.90        0.80  - 0.80      0.09  -   0.09
            2003                   1      11.43 -  11.43          12         1.50        0.80  - 0.80     14.33  -  14.33
            2002 (at)             --         -- -     --          --         0.00        0.00  - 0.00      0.00  -   0.00

Investments in the DWS
   Variable Investment Series II
   Sub-Account (p):
      DWS VIP Balanced A (t)
            2006                  --        N/A -    N/A          --         0.00        0.00  - 0.00       N/A  -    N/A
            2005 (ai) (al)       < 1      10.63 -  10.63           3         0.00        0.80  - 0.80      6.33  -   6.33
      DWS VIP Money
         Market A II
            2006 (s) (u)           7      10.06 -  10.07          71         1.14        0.70  - 0.80      0.64  -   0.66
      DWS VIP Small Cap
         Growth A (v)
            2006                 < 1      12.13 -  12.13           3         0.00        0.70  - 0.70      4.53  -   4.53
            2005 (ai) (ak)       < 1      11.61 -  11.61           3         0.00        0.70  - 0.70     16.06  -  16.06

Investments in the Fidelity
   Variable Insurance
   Products Fund
   Sub-Accounts:
      VIP Contrafund
            2006                 419      13.43 -  14.23       5,753         1.29        1.25  - 1.25     10.33  -  10.33
            2005                 417      12.17 -  12.89       5,185         0.26        1.25  - 1.25     15.49  -  15.49
            2004                 342      10.54 -  11.16       3,692         0.30        1.25  - 1.25     14.03  -  14.03
            2003                 290       9.24 -   9.79       2,762         0.39        1.25  - 1.25     26.86  -  26.86
            2002                 229       7.29 -   7.72       1,722         0.48        1.25  - 1.25    -10.48  - -10.48

(l)  Previously known as Scudder Variable Series I Sub-Account
(p)  Previously known as Scudder Variable Series II Sub-Account
(r)  Previously known as Money Market
(s)  On November 3, 2006, DWS Money Market A merged into DWS Money Market A II
(t)  Previously known as Total Return
(u)  For the period beginning November 3, 2006 and ended December 31, 2006
(v)  Previously known as Small Cap Growth
(ai) For the period beginning April 29, 2005 and ended December 31, 2005
(ak) On April 29, 2005, 21st Century Growth merged into Small Cap Growth
(al) On April 29, 2005, Balanced merged into Total Return
(at) Although available in 2002, there was no activity until 2003

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                          At December 31,                        For the year ended December 31,
                              ---------------------------------------   -------------------------------------------------
                                         Accumulation
                               Units    Unit Fair Value    Net Assets     Investment        Expense           Total
                              (000s)   Lowest to Highest     (000s)     Income Ratio*       Ratio**         Return***
                              ------   -----------------   ----------   -------------   -------------   -----------------
Investments in the Fidelity
   Variable Insurance
   Products Fund
   Sub-Accounts (continued):
      VIP Equity-Income
            2006                374    $14.64 - $14.64       $5,469         3.30%       1.25% - 1.25%    18.71% -  18.71%
            2005                423     12.33 -  12.33        5,213         1.57        1.25  - 1.25      4.56  -   4.56
            2004                427     11.79 -  11.79        5,039         1.49        1.25  - 1.25     10.14  -  10.14
            2003                427     10.71 -  10.71        4,574         1.54        1.25  - 1.25     28.70  -  28.70
            2002                343      8.32 -   8.32        2,857         0.91        1.25  - 1.25    -17.99  - -17.99
      VIP Growth
            2006                629      7.07 -   7.78        4,644         0.39        1.25  - 1.25      5.53  -   5.53
            2005                642      6.70 -   7.37        4,482         0.47        1.25  - 1.25      4.49  -   4.49
            2004                642      6.41 -   7.06        4,302         0.25        1.25  - 1.25      2.09  -   2.09
            2003                550      6.28 -   6.91        3,638         0.24        1.25  - 1.25     31.19  -  31.19
            2002                480      4.79 -   5.27        2,430         0.17        1.25  - 1.25    -30.98  - -30.98
      VIP Growth Opportunities
            2006                 74      9.27 -   9.27          683         0.68        1.25  - 1.25      4.15  -   4.15
            2005                 82      8.90 -   8.90          733         0.84        1.25  - 1.25      7.54  -   7.54
            2004                 75      8.28 -   8.28          623         0.49        1.25  - 1.25      5.85  -   5.85
            2003                 63      7.82 -   7.82          495         0.63        1.25  - 1.25     28.25  -  28.25
            2002                 49      6.10 -   6.10          300         0.78        1.25  - 1.25    -22.82  - -22.82
      VIP High Income
            2006                 90     11.33 -  11.33        1,020         7.41        1.25  - 1.25      9.86  -   9.86
            2005                101     10.31 -  10.31        1,039        14.62        1.25  - 1.25      1.43  -   1.43
            2004                103     10.17 -  10.17        1,050         7.93        1.25  - 1.25      8.22  -   8.22
            2003                 63      9.39 -   9.39          595         5.70        1.25  - 1.25     25.68  -  25.68
            2002                 43      7.47 -   7.47          322         6.67        1.25  - 1.25      2.15  -   2.15
      VIP Index 500
            2006                425      9.87 -   9.87        4,200         1.72        1.25  - 1.25     14.30  -  14.30
            2005                461      8.64 -   8.64        3,981         1.64        1.25  - 1.25      3.52  -   3.52
            2004                405      8.35 -   8.35        3,377         1.01        1.25  - 1.25      9.23  -   9.23
            2003                268      7.64 -   7.64        2,044         1.24        1.25  - 1.25     26.81  -  26.81
            2002                215      6.02 -   6.02        1,298         0.69        1.25  - 1.25    -23.22  - -23.22
      VIP Investment Grade
         Bond
            2006                163     13.58 -  13.58        2,207         4.13        1.25  - 1.25      3.06  -   3.06
            2005                187     13.17 -  13.17        2,464         3.57        1.25  - 1.25      0.92  -   0.92
            2004                196     13.05 -  13.05        2,555         4.09        1.25  - 1.25      3.15  -   3.15
            2003                203     12.65 -  12.65        2,565         3.24        1.25  - 1.25      3.89  -   3.89
            2002                144     12.18 -  12.18        1,750         1.43        1.25  - 1.25      8.96  -   8.96
      VIP Overseas
            2006                168     12.20 -  12.43        2,044         0.80        1.25  - 1.25     16.62  -  16.62
            2005                154     10.27 -  10.66        1,613         0.57        1.25  - 1.25     17.57  -  17.57
            2004                139      8.73 -   9.07        1,246         1.09        1.25  - 1.25     12.22  -  12.22
            2003                127      7.78 -   8.08        1,015         0.71        1.25  - 1.25     41.58  -  41.58
            2002                121      5.50 -   5.71          683         0.55        1.25  - 1.25    -21.28  - -21.28

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                             At December 31,                   For the year ended December 31,
                              ---------------------------------------   -----------------------------------------------
                                         Accumulation
                               Units    Unit Fair Value    Net Assets     Investment        Expense          Total
                              (000s)   Lowest to Highest    (000s)      Income Ratio*       Ratio**        Return***
                              ------   -----------------   ----------   -------------   -------------   ---------------
Investments in the Fidelity
   Variable Insurance
   Products Fund (Service Class 2)
   Sub-Accounts:
      VIP Contrafund
         (Service Class 2)
            2006                250    $10.29 - $12.98       $2,768         1.13%       1.29% - 1.89%    2.91% -  9.33%
            2005 (ai)            55     11.87 -  11.92          659         0.00        1.29  - 1.89    18.68  - 19.17
      VIP Freedom 2010
         Portfolio
         (Service Class 2)
            2006 (w)             10     10.45 -  10.48          103         3.07        1.29  - 1.79     4.47  -  4.83
      VIP Freedom 2020
         Portfolio
         (Service Class 2)
            2006 (w)             16     10.48 -  10.51          165         2.67        1.29  - 1.79     4.77  -  5.13
      VIP Freedom 2030
         Portfolio
         (Service Class 2)
            2006 (w)             31     10.49 -  10.52          325         2.61        1.29  - 1.79     4.86  -  5.22
      VIP Freedom Growth
         Stock Portfolio
         (Service Class 2)
            2006 (w)              1      9.75 -   9.75           12         0.00        1.49  - 1.49    -2.47  - -2.47
      VIP Freedom Income
         Portfolio
         (Service Class 2)
            2006 (w)             11     10.36 -  10.37          110         5.44        1.29  - 1.49     3.59  -  3.73
      VIP Growth and Income
         (Service Class 2)
            2006                 19     12.26 -  12.38          236         0.51        1.29  - 1.89    10.73  - 11.40
            2005 (ai)             9     11.07 -  11.11          101         0.00        1.29  - 1.89    10.69  - 11.14
      VIP High Income
         (Service Class 2)
            2006                 19     11.39 -  11.51          216         9.07        1.29  - 1.89     8.93  -  9.60
            2005 (ai)            13     10.46 -  10.50          136        13.03        1.29  - 1.89     4.56  -  4.98
      VIP Index 500
         (Service Class 2)
            2006 (w)             32     10.81 -  10.85          343         0.00        1.29  - 1.79     8.09  -  8.46
      VIP Mid Cap
         (Service Class 2)
            2006                132      9.86 -  13.47        1,418         0.07        1.29  - 1.89    -1.42  - 10.96
            2005 (ai)            25     12.09 -  12.14          308         0.00        1.29  - 1.89    20.87  - 21.36
      VIP Money Market
         (Service Class 2)
            2006 (w)              3     10.23 -  10.23           29         6.12        1.29  - 1.29     2.35  -  2.35

(w)  For the period beginning May 1, 2006, and ending December 31, 2006
(ai) For the period beginning April 29, 2005 and ended December 31, 2005

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                      For the year ended December 31,
                              ---------------------------------------   -----------------------------------------------
                                         Accumulation
                               Units    Unit Fair Value    Net Assets     Investment       Expense          Total
                              (000s)   Lowest to Highest     (000s)     Income Ratio*       Ratio**        Return***
                              ------   -----------------   ----------   -------------   -------------   ---------------
Investments in the Franklin
   Templeton Variable
   Insurance Products Trust
   Sub-Accounts:
      Franklin Flex Cap
         Growth Securities
            2006                  12    $11.49 - $11.61      $   141        0.01%       1.29% - 1.89%    3.22% - 16.08%
            2005 (ai)              2     11.13 -  11.16           27        0.18        1.49    1.89    11.32  - 11.63
      Franklin Growth and
         Income Securities
            2006                 771     16.82 -  17.33       13,221        2.47        1.29  - 1.99    14.44  - 15.25
            2005                 775     14.70 -  15.03       11,559        2.73        1.29  - 1.99     1.46  -  2.18
            2004                 571     14.49 -  14.71        8,356        2.42        1.29  - 1.99    44.87  - 47.13
            2003 (aw)            143     13.38 -  13.48        1,920        0.09        1.29  - 1.89    33.80  - 34.75
      Franklin High Income
         Sec 2 (x)
            2006                  49     11.61 -  11.80          580        7.07        1.29  - 1.89     7.30  -  7.96
            2005                  56     10.82 -  10.93          610        6.58        1.29  - 1.89     1.37  -  1.99
            2004 (ao)             37     10.67 -  10.72          399        3.01        1.29  - 1.89     6.74  -  7.17
      Franklin Income Securities
            2006               1,839     12.94 -  13.19       24,046        3.46        1.29  - 1.99    15.89  - 16.72
            2005               1,207     11.16 -  11.30       13,581        3.35        1.29  - 1.99    -0.41  -  0.30
            2004 (ao)            316     11.21 -  11.26        3,553        0.13        1.29  - 1.99    12.10  - 12.63
      Franklin Large Cap
         Growth Securities
            2006               1,298     11.32 -  11.43       14,849        0.81        1.29  - 1.99     8.70  -  9.47
            2005                 680     10.42 -  10.51        7,115        0.42        1.29  - 1.99    -0.24  -  4.15
            2004 (av)             60     10.52 -  10.53          630        0.00        1.29  - 1.79     5.20  -  5.33
      Franklin Small Cap
         Value Securities
            2006                 473     21.54 -  22.19        9,999        0.70        1.29  - 1.99    14.66  - 15.48
            2005                 381     11.36 -  18.79        7,084        0.75        1.29  - 1.99     6.61  - 13.56
            2004                 200     17.62 -  17.90        3,570        0.16        1.29  - 1.99    21.29  - 22.15
            2003 (aw)             65     14.53 -  14.65          954        0.01        1.29  - 1.99    45.31  - 46.53
      Franklin Small Mid-Cap
         Growth Securities
            2006                  --        -- -     --           --        0.00        0.00  - 0.00     0.00  -  0.00
            2005 (ai)             --        -- -     --           --        0.00        0.00  - 0.00     0.00  -  0.00

(x)  Previously known as Franklin High Income
(ai) For the period beginning April 29, 2005 and ended December 31, 2005
(ao) For the period beginning April 30, 2004 and ended December 31, 2004
(av) For the period beginning October 1, 2004 and ended December 31, 2004
(aw) For the period beginning May 1, 2003 and ended December 31, 2003

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                   For the year ended December 31,
                                        ------------------------------   -------------------------------------------------
                                          Accumulation
                                Units    Unit Fair Value    Net Assets     Investment       Expense            Total
                               (000s)   Lowest to Highest      (000s)    Income Ratio*      Ratio**          Return***
                               ------   -----------------   ----------   -------------   -------------   -----------------
Investments in the Franklin
   Templeton Variable
   Insurance Products Trust
   Sub-Accounts (continued):
      Franklin US Government
            2006                  540    $10.46 - $10.66      $ 5,720         4.25%      1.29% - 1.99%     1.95% -   2.68%
            2005                  482     10.26 -  10.39        4,983         4.83       1.29  - 1.99      0.37  -   1.09
            2004 (ao)             183     10.22 -  10.27        1,880         0.39       1.29  - 1.99      2.25  -   2.74
      Mutual Discovery
            2006                   55     11.04 -  13.71          626         0.25       1.29  - 1.89     10.41  -  20.74
            2005 (ai)               2     11.36 -  11.36           22         0.00       1.89  - 1.89     13.58  -  13.58
      Mutual Shares Securities
            2006                1,099     14.00 -  17.57       19,035         1.28       1.29  - 1.99     16.03  -  16.86
            2005                  933     15.14 -  15.49       13,903         0.91       1.29  - 1.99      8.36  -   9.13
            2004                  630     10.97 -  13.97        8,795         0.65       1.29  - 1.99      9.74  -  10.39
            2003                  141     12.66 -  12.77        1,795         0.06       1.29  - 1.99     26.59  -  27.65
            2002                  < 1      8.99 -   8.99          < 1         0.00       1.35  - 1.35    -10.07  - -10.07
      Templeton Asset Strategy
            2006                   62     15.97 -  15.97          994         5.43       1.25  - 1.25     19.61  -  19.61
            2005                   42     13.35 -  13.35          564         3.62       1.25  - 1.25      2.27  -   2.27
            2004                   38     13.06 -  13.06          498         2.59       1.25  - 1.25     14.27  -  14.27
            2003                   37     11.42 -  11.42          425         2.57       1.25  - 1.25     30.31  -  30.31
            2002                   26      8.77 -   8.77          227         2.19       1.25  - 1.25     -5.58  -  -5.58
      Templeton Developing
         Markets Securities
            2006                  167     32.27 -  33.24        5,225         1.22       1.29  - 1.99     25.55  -  26.44
            2005                  115     25.71 -  26.29        2,885         1.33       1.29  - 1.99     24.90  -  25.79
            2004                   56     20.58 -  20.90        1,167         1.73       1.29  - 1.99     22.23  -  23.10
            2003 (aw)              14     16.84 -  16.98          237         0.13       1.29  - 1.99     68.38  -  69.79
      Templeton Foreign
         Securities
            2006                1,060     13.27 -  14.40       19,659         1.21       1.25  - 1.99     19.94  -  32.71
            2005                  688     11.67 -  17.02       10,344         1.11       1.25  - 1.99      7.98  -   8.80
            2004                  326     10.73 -  15.76        4,396         0.92       1.25  - 1.99     16.17  -  17.05
            2003                  168      9.16 -  13.57        1,746         1.25       1.25  - 1.99     30.56  -  35.69
            2002                  110      7.02 -   7.02          773         1.54       1.25  - 1.25    -19.58  - -19.58

(ai) For the period beginning April 29, 2005 and ended December 31, 2005
(ao) For the period beginning April 30, 2004 and ended December 31, 2004
(aw) For the period beginning May 1, 2003 and ended December 31, 2003

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                         For the year ended December 31,
                               ---------------------------------------   -------------------------------------------------
                                           Accumulation
                                Units    Unit Fair Value    Net Assets     Investment       Expense            Total
                               (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**          Return***
                               ------   -----------------   ----------   -------------   -------------   -----------------
Investments in the Goldman
   Sachs Variable Insurance
   Trust Sub-Account:
      VIT Growth and Income
            2006                   7     $12.64 - $12.77       $  94          1.80%      1.29% - 1.89%    20.32% -  21.05%
            2005 (ai)              6      10.50 -  10.55          67          2.83       1.29  - 1.89      5.03  -   5.46
      VIT Mid Cap Value
            2006                  29      12.94 -  13.07         372          1.03       1.29  - 1.89     13.97  -  30.74
            2005 (ai)             25      11.35 -  11.39         285          0.83       1.49  - 1.89     13.55  -  13.86
      VIT Structured Small Cap
         Equity (y)
            2006                  35      12.47 -  12.60         435          0.68       1.29  - 1.89     10.15  -  10.83
            2005                  34      11.32 -  11.37         384          0.23       1.29  - 1.89     13.21  -  13.67
            2004                  --         -- -     --          --          0.00       0.00  - 0.00      0.00  -   0.00
            2003                  --         -- -     --          --          0.00       0.00  - 0.00      0.00  -   0.00
            2002                 < 1       8.30 -   8.30         < 1          0.00       1.25  - 1.25    -17.05  - -17.05
      VIT Structured U.S.
         Equity (z)
            2006                  14      12.46 -  12.59         181          1.43       1.29  - 1.89     10.76  -  11.44
            2005 (ai)              7      11.25 -  11.30          78          1.27       1.29  - 1.89     12.49  -  12.95

Investments in the HSBC
   Variable Insurance Funds
   Sub-Accounts:
      HSBC VI Cash
         Management
            2003 (ax)             --      10.24 -  10.24          --          0.20       1.25  - 1.25      0.31  -   0.31
            2002                 292      10.28 -  10.28       2,998          0.78       1.25  - 1.25     -0.44  -  -0.44
      HSBC VI Fixed Income
            2003 (ax)             --      11.46 -  11.46          11          1.48       1.25  - 1.25      0.32  -   0.32
            2002                 149      11.43 -  11.43       1,707          3.01       1.25  - 1.25      8.56  -   8.56
      HSBC VI Growth
         & Income
            2003 (ax)             --       6.54 -   6.54          --          0.42       1.25  - 1.25      6.00  -   6.00
            2002                 281       6.17 -   6.17       1,734          0.29       1.25  - 1.25    -25.86  - -25.86

(y)  Previously known as VIT CORE Small Cap Equity
(z)  Previously known as VIT CORE U.S. Equity
(ai) For the period beginning April 29, 2005 and ended December 31, 2005
(ax) For the period beginning January 1, 2003 and ended April 30, 2003

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                            For the year ended December 31,
                               ---------------------------------------   -------------------------------------------------
                                          Accumulation
                                Units    Unit Fair Value    Net Assets     Investment       Expense            Total
                               (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**          Return***
                               ------   -----------------   ----------   -------------   -------------   -----------------
Investments in the Lord Abbett
   Series Fund Sub-Accounts:
      All Value
         2006                    193     $12.84 - $13.05      $2,489          0.68%      1.29% - 1.99%    12.37% -  13.17%
         2005                    140      11.43 -  11.53       1,607          0.59       1.29  - 1.99      5.58  -  14.27
         2004 (ay)                13      10.90    10.92         146          0.55       1.29  - 1.89      9.04  -   9.20
      Bond-Debenture
         2006                    615      11.02 -  11.27       6,858          7.47       1.29  - 1.99      7.16  -   7.92
         2005                    347      10.28 -  10.37       3,589          8.15       1.29  - 1.99      0.00  -   2.79
         2004 (av)                39      10.36    10.37         403          8.77       1.29  - 1.79      3.57  -   3.70
      Growth and Income
         2006                    341      12.66 -  12.87       4,357          1.46       1.29  - 1.99     14.95  -  15.76
         2005                    256      11.02 -  11.11       2,836          1.67       1.29  - 1.99      1.92  -  10.15
         2004 (av)                29      10.89    10.90         311          1.42       1.29  - 1.89      8.88  -   9.04
      Growth Opportunities
         2006                    228      12.07 -  12.27       2,769          0.00       1.29  - 1.99      5.75  -   6.51
         2005                    108      11.42 -  11.52       1,243          0.00       1.29  - 1.99      3.28  -  14.17
         2004 (av)                20      11.14    11.15         219          0.00       1.29  - 1.79     11.39  -  11.53
      Mid-Cap Value
         2006                    567      12.97 -  13.18       7,385          0.57       1.29  - 1.99     10.00  -  10.79
         2005                    435      11.79 -  11.90       5,132          0.75       1.29  - 1.99      6.83  -  17.91
         2004 (av)                41      11.12    11.14         457          0.32       1.29  - 1.89     11.19  -  11.36

Investments in the LSA
   Variable Series Trust
   Sub-Accounts:
      LSA Aggressive Growth
         2004 (ay)                --        N/A -    N/A          --          0.00       0.00  - 0.00       N/A  -    N/A
         2003                     42      12.97 -  13.06         541          0.00       1.29  - 1.89     29.69  -  30.61
         2002 (ba)                 3       7.30 -   7.30          25          0.00       1.35  - 1.48    -27.05  - -26.99
      LSA Equity Growth
         2004 (az)                --        N/A -    N/A          --          0.00       0.00  - 0.00       N/A  -    N/A
         2003 (ba)                35      12.13 -  12.21         421          0.00       1.29  - 1.89     21.28  -  22.15
      LSA Mid Cap Value
         2004 (bb)                --        N/A -    N/A          --          0.14       0.00  - 0.00       N/A  -    N/A
         2003 (aw)                59      15.10 -  15.23         893          0.14       1.29  - 1.99     50.99  -  52.26

(av) For the period beginning October 1, 2004 and ended December 31, 2004
(aw) For the period beginning May 1, 2003 and ended December 31, 2003
(ay) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
(az) On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
     Growth
(ba) For the period beginning May 1, 2002 and ended December 31, 2002
(bb) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                          At December 31,                        For the year ended December 31,
                              ---------------------------------------   ------------------------------------------------
                                          Accumulation
                               Units    Unit Fair Value    Net Assets     Investment       Expense            Total
                              (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**          Return***
                              ------   -----------------   ----------   -------------   -------------   ----------------
Investments in the MFS
   Variable Insurance Trust
   Sub-Accounts:
      MFS Emerging Growth
         2006                    --     $   -- - $   --      $   --          0.00%      0.00% - 0.00%     0.00% -   0.00
         2005                    --         -- -     --          --          0.00       0.00  - 0.00      0.00  -   0.00
         2004                    --         -- -     --          --          0.00       0.00  - 0.00      0.00  -   0.00
         2003                    --         -- -     --          --          0.00       0.00  - 0.00      0.00  -   0.00
         2002                   < 1       3.48 -   3.48         < 1          0.00       1.25  - 1.25    -65.19  - -65.19
      MFS High Income
         2006                    44      13.00 -  13.00         568          7.88       1.25  - 1.25      9.01  -   9.01
         2005                    45      11.93 -  11.93         536          5.57       1.25  - 1.25      0.89  -   0.89
         2004                    50      11.82 -  11.82         586          2.79       1.25  - 1.25      7.79  -   7.79
         2003                    15      10.97 -  10.97         168          4.45       1.25  - 1.25     16.48  -  16.48
         2002                    10       9.42 -   9.42          92          7.80       1.25  - 1.25      1.28  -   1.28
      MFS Investors Trust
         2006                    92       9.89 -   9.89         913          0.49       1.25  - 1.25     11.59  -  11.59
         2005                   123       8.86 -   8.86       1,087          0.56       1.25  - 1.25      5.98  -   5.98
         2004                   114       8.36 -   8.36         955          0.60       1.25  - 1.25      9.96  -   9.96
         2003                    88       7.60 -   7.60         667          0.61       1.25  - 1.25     20.62  -  20.62
         2002                    74       6.30 -   6.30         463          0.55       1.25  - 1.25    -21.95  - -21.95
      MFS New Discovery
         2006                    85       9.08 -   9.08         771          0.00       1.25  - 1.25     11.80  -  11.80
         2005                    88       8.12 -   8.12         712          0.00       1.25  - 1.25      3.93  -   3.93
         2004                    86       7.82 -   7.82         674          0.00       1.25  - 1.25      5.19  -   5.19
         2003                    78       7.43 -   7.43         579          0.00       1.25  - 1.25     32.05  -  32.05
         2002                    66       5.63 -   5.63         372          0.00       1.25  - 1.25    -43.72  - -32.49
      MFS Research Bond
         2006                    86      13.97 -  13.97       1,207          3.91       1.25  - 1.25      2.76  -   2.76
         2005                   103      13.60 -  13.60       1,403          5.21       1.25  - 1.25      0.25  -   0.25
         2004                   110      13.56 -  13.56       1,495          5.82       1.25  - 1.25      4.74  -   4.74
         2003                   122      12.95 -  12.95       1,578          5.88       1.25  - 1.25      7.97  -   7.97
         2002                   101      11.99 -  11.99       1,209          5.69       1.25  - 1.25      7.56  -   7.56

Investments in the Morgan Stanley
   Variable Investment Series
   Sub-Accounts:
      Aggressive Equity
         2006                    93      13.39 -  14.88       1,258          0.00       0.83  - 1.48      6.26  -   6.95
         2005                   118      12.60 -  13.91       1,494          0.00       0.83  - 1.48     21.36  -  22.15
         2004                   168      10.38 -  11.39       1,750          0.01       0.83  - 1.48     11.06  -  11.78
         2003                   177       9.35 -  10.19       1,660          0.01       0.83  - 1.48     24.21  -  25.02
         2002                   203       7.53 -   8.15       1,534          0.31       0.83  - 1.48    -23.74  - -18.50

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                          At December 31,                         For the year ended December 31,
                              ---------------------------------------   -------------------------------------------------
                                          Accumulation
                               Units    Unit Fair Value    Net Assets     Investment       Expense            Total
                              (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**          Return***
                              ------   -----------------   ----------   -------------   -------------   -----------------
Investments in the Morgan Stanley
   Variable Investment Series
   Sub-Accounts (continued):
      Capital Growth
         2002 (bc)                --    $   NA - $   NA          --          0.49%      1.00% - 1.48%      N/A% -    N/A%
      Dividend Growth
         2006                    611     37.57 -  42.26      25,996          1.34       1.00  - 1.48      9.47  -   9.99
         2005                    790     34.15 -  38.61      30,687          1.29       1.00  - 1.48      4.06  -   4.56
         2004                    946     32.66 -  37.10      35,254          1.58       1.00  - 1.48      6.87  -   7.38
         2003                  1,102     34.72 -  35.09      38,402          1.84       1.35  - 1.48     26.01  -  26.17
         2002                  1,304     27.55 -  27.81      36,025          1.99       1.35  - 1.48    -19.22  - -19.11
      Equity
         2006                    243     13.30 -  59.57      14,736          0.00       0.83  - 1.48      2.66  -   3.33
         2005                    350     12.88 -  58.02      20,593          0.00       0.83  - 1.48     16.43  -  17.18
         2004                    419     10.99 -  49.84      21,143          0.41       0.83  - 1.48      9.51  -  10.23
         2003                    503      9.97 -  45.51      23,231          0.37       0.83  - 1.48     21.00  -  21.79
         2002                    611      8.18 -  37.61      23,276          0.34       0.83  - 1.48    -22.37  - -18.15
      European Growth
         2006                    174     49.30 -  52.86       8,684          1.69       1.00  - 1.48     28.30  -  28.92
         2005                    219     38.42 -  41.01       8,490          1.21       1.00  - 1.48      7.10  -   7.61
         2004                    264     35.87 -  38.11       9,568          1.12       1.00  - 1.48     11.08  -  11.61
         2003                    303     32.30 -  32.64       9,877          0.88       1.35  - 1.48     27.14  -  27.30
         2002                    371     25.40 -  25.64       9,495          1.36       1.35  - 1.48    -22.52  - -22.41
      Global Advantage
         2006                     80     10.27 -  10.38         827          0.82       1.35  - 1.48     16.81  -  16.97
         2005                    105      8.79 -   8.88         926          0.27       1.35  - 1.48      5.23  -   5.37
         2004                    129      8.35 -  11.82       1,084          0.42       0.83  - 1.48     10.89  -  18.15
         2003                    144      7.53 -   7.59       1,089          0.96       1.35  - 1.48     29.19  -  29.36
         2002                    199      5.83 -   5.87       1,159          0.82       1.35  - 1.48    -21.98  - -21.88
      Global Dividend Growth
         2006                    328     27.13 -  28.79       9,000          1.96       1.00  - 1.48     20.15  -  20.73
         2005                    409     22.58 -  23.85       9,321          1.63       1.00  - 1.48      4.78  -   5.28
         2004                    476     21.55 -  22.65      10,361          1.49       1.00  - 1.48     13.24  -  13.79
         2003                    625     10.77 -  19.03      11,354          1.86       0.70  - 1.48      7.69  -  30.13
         2002                    645     14.62 -  14.76       9,510          1.76       1.35  - 1.48    -13.80  - -13.69
      High Yield
         2006                     72     14.07 -  18.36       1,032          7.03       1.00  - 1.48      7.69  -   8.21
         2005                     93     13.06 -  16.97       1,242          7.15       1.00  - 1.48      0.69  -   1.17
         2004                    113     12.69 -  12.97       1,496          7.33       0.83  - 1.48      8.23  -  26.88
         2003                    127     11.99 -  12.12       1,547          9.89       1.35  - 1.48     25.85  -  26.02
         2002                    149      9.52 -   9.61       1,439         18.29       1.35  - 1.48     -8.50  -  -8.38

(bc) On August 31, 2002 Capital Growth merged into Money Market;
     the investment income and the expense ratios are calculated for the period January 1, 2002 through August 31, 2002.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                               At December 31,                         For the year ended December 31,
                                   ---------------------------------------   ------------------------------------------------
                                               Accumulation
                                    Units    Unit Fair Value    Net Assets     Investment      Expense            Total
                                   (000s)   Lowest to Highest     (000s)     Income Ratio*     Ratio**          Return***
                                   ------   -----------------   ----------   -------------  -------------   -----------------
Investments in the Morgan Stanley
   Variable Investment Series
   Sub-Accounts (continued):
      Income Builder
         2006                         87    $14.22 - $18.10      $ 1,577         2.52%      0.83% - 1.48%    12.54% -  13.27%
         2005                        106     12.55 -  16.08        1,718         2.65       0.83  - 1.48      5.39  -   6.08
         2004                        131     11.83 -  15.26        2,006         3.66       0.83  - 1.48      9.33  -  10.04
         2003                        142     10.75 -  13.96        1,993         3.02       0.83  - 1.48     19.06  -  19.84
         2002                        166      8.97 -  11.72        1,955         4.52       0.83  - 1.48    -10.26  -  -9.00
      Information
         2006 (aa)                    --       N/A      N/A           --         0.00       0.00  - 0.00       N/A  -    N/A
         2005                         19      4.71 -   4.74           92         0.00       1.35  - 1.48     -0.87  -  -0.74
         2004                         82      4.75 -   4.77          390         0.00       1.35  - 1.48      2.02  -   2.15
         2003                         97      4.65 -   4.67          454         0.00       1.35  - 1.48     58.71  -  58.92
         2002                         14      2.93 -   2.94           40         1.15       1.35  - 1.48    -43.92  - -43.85
      Limited Duration
         2006                        108     10.90 -  11.74        1,276         4.29       0.83  - 1.48      2.75  -   3.42
         2005                        158     10.53 -  11.42        1,809         3.94       0.83  - 1.48      0.37  -   1.03
         2004                        189     10.43 -  11.38        2,155         4.08       0.83  - 1.48     -0.07  -   0.58
         2003                        220     10.37 -  11.39        2,515         4.01       0.83  - 1.48      0.73  -   1.38
         2002                        305     10.23 -  11.31        3,457         3.19       0.83  - 1.48      2.26  -   2.53
      Money Market
         2006                        343     14.72 -  24.26        5,170         4.97       1.00  - 1.48      3.08  -   3.58
         2005                        476     14.28 -  23.42        6,944         2.63       1.00  - 1.48      1.28  -   1.77
         2004                        516     14.10 -  23.01        7,420         0.82       1.00  - 1.48     -0.61  -  -0.14
         2003                        774     14.18 -  14.33       11,176         0.63       1.35  - 1.48     -0.81  -  -0.68
         2002 (be)                 2,133     10.03 -  14.30       27,246         1.19       0.70  - 1.48     -0.15  -   0.31
      Pacific Growth
         2004 (bd)                    --       N/A      N/A           --         0.00       0.00  - 0.00       N/A  -    N/A
         2003                        260      3.97 -   4.02        1,043         0.00       1.35  - 1.48     27.74  -  27.91
         2002                        324      3.11 -   3.14        1,018         0.00       1.35  - 1.48    -24.00  - -23.90
      Quality Income Plus
         2006                        419     12.58 -  26.12       11,175         5.01       0.83  - 1.48      4.15  -   4.82
         2005                        545     12.00 -  25.08       13,901         5.18       0.83  - 1.48      1.81  -   2.47
         2004                        710     11.71 -  24.64       17,737         5.51       0.83  - 1.48      3.68  -   4.36
         2003                        872     11.22 -  23.76       20,978         5.65       0.83  - 1.48      6.85  -  12.21
         2002                      1,062     22.24 -  22.45       23,878         6.10       1.35  - 1.48      3.96  -   4.10
      S&P 500 Index
         2006                        394     12.52 -  12.66        4,947         1.57       1.35  - 1.48     13.87  -  14.01
         2005                        506     10.99 -  11.10        5,575         1.61       1.35  - 1.48      3.10  -   3.24
         2004                        591     10.66 -  10.75        6,320         0.98       1.35  - 1.48      8.97  -   9.11
         2003                        647      9.78 -   9.86        6,349         1.01       1.35  - 1.48     25.98  -  26.14
         2002                        662      7.77 -   7.81        5,148         1.01       1.35  - 1.48    -23.63  - -23.53

(aa) For the period beginning January 1, 2006, and ending June 23, 2006
(bd) For the period beginning January 1, 2004 and ended April 30, 2004
(be) On August 31, 2002 Capital Growth merged into Money Market

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                       For the year ended December 31,
                              ---------------------------------------   -------------------------------------------------
                                         Accumulation
                               Units    Unit Fair Value    Net Assets     Investment       Expense            Total
                              (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**          Return***
                              ------   -----------------   ----------   -------------   -------------   -----------------
Investments in the Morgan Stanley
   Variable Investment Series
   Sub-Accounts (continued):
      Strategist
            2006                340     $39.88 - $50.41      $13,730         2.50%      1.00% - 1.48%    13.33% -  13.87%
            2005                452      35.19 -  44.27       16,105         1.95       1.00  - 1.48      6.74  -   7.25
            2004                528      32.97 -  41.28       17,602         1.86       1.00  - 1.48      8.75  -   9.28
            2003                645      30.31 -  30.64       19,757         1.64       1.35  - 1.48     24.39  -  25.55
            2002                763      24.37 -  24.60       18,775         1.52       1.35  - 1.48    -11.21  - -11.10
      Utilities
            2006                278      33.97 -  36.08        9,542         2.03       1.00  - 1.48     18.56  -  19.12
            2005                336      28.65 -  30.29        9,742         2.36       1.00  - 1.48     12.94  -  13.48
            2004                375      25.37 -  26.69        9,599         2.47       1.00  - 1.48     18.89  -  19.46
            2003                441      21.34 -  21.57        9,493         2.88       1.35  - 1.48     15.62  -  15.77
            2002                532      18.45 -  18.63        9,881         2.83       1.35  - 1.48    -24.00  - -23.90

Investments in the Morgan Stanley
   Variable Investment Series
   (Class Y Shares)
   Sub-Accounts:
      Aggressive Equity
         (Class Y Shares)
            2006                105      17.10 -  17.48        1,605         0.00       1.29  - 1.89      5.61  -   6.26
            2005                120      16.19 -  16.45        1,708         0.00       1.29  - 1.89     20.41  -  21.15
            2004                143      13.45 -  13.58        1,671         0.00       1.29  - 1.89     10.35  -  11.02
            2003                142      12.18 -  12.23        1,436         0.00       1.29  - 1.89     21.84  -  22.34
            2002                 49       4.87 -   7.00          344         0.07       1.35  - 1.58    -24.05  - -23.87
      Capital Growth
         (Class Y Shares)
            2002 (bf)            --        N/A -    N/A           --         0.32       1.35  - 1.58       N/A  -    N/A
      Dividend Growth
         (Class Y Shares)
            2006                280      14.57 -  14.90        3,548         1.18       1.29  - 1.89      8.74  -   9.40
            2005                362      13.40 -  13.62        4,196         1.05       1.29  - 1.89      3.37  -   4.00
            2004                392      12.96 -  13.10        4,357         1.43       1.29  - 1.89      6.17  -   6.81
            2003                357      12.21 -  12.26        3,611         1.16       1.29  - 1.89     22.10  -  22.60
            2002                253       7.52 -   8.23        1,925         2.26       1.35  - 1.58    -19.52  - -19.33

(bf) On August 31, 2002, Capital Growth (Class Y Shares) merged into Money Market (Class Y Shares)

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                             At December 31,                       For the year ended December 31,
                              ---------------------------------------   -------------------------------------------------
                                         Accumulation
                               Units    Unit Fair Value    Net Assets     Investment       Expense            Total
                              (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**          Return***
                              ------   -----------------   ----------   -------------   -------------   -----------------
Investments in the Morgan Stanley
   Variable Investment Series
   (Class Y Shares)
   Sub-Accounts (continued):
      Equity
         (Class Y Shares)
            2006                162     $15.18 - $15.53      $2,149          0.00%      1.29% - 1.89%     1.96% -   2.58%
            2005                247      14.89 -  15.14       3,108          0.00       1.29  - 1.89     15.67  -  16.38
            2004                244      12.87 -  13.01       2,612          0.25       1.29  - 1.89      8.77  -  30.05
            2003                184      11.84 -  11.87       1,645          0.05       1.49  - 1.89     18.36  -  18.68
            2002                146       5.04 -   7.15         982          0.22       1.35  - 1.58    -22.68  - -22.50
      European Growth
         (Class Y Shares)
            2006                 73      18.90 -  19.32       1,196          1.60       1.29  - 1.89     27.43  -  28.21
            2005                 81      14.83 -  15.07       1,030          0.95       1.29  - 1.89      6.32  -   6.96
            2004                 88      13.95 -  14.09       1,035          1.05       1.29  - 1.89     10.35  -  11.03
            2003                 76      12.64 -  12.69         793          0.00       1.29  - 1.89     26.39  -  26.90
            2002                 52       6.59 -   7.41         382         11.84       1.35  - 1.58    -22.76  - -22.58
      Global Advantage
         (Class Y Shares)
            2006                 15      16.77 -  17.15         228          0.58       1.29  - 1.89     16.12  -  16.83
            2005                 17      14.44 -  14.68         226          0.05       1.29  - 1.89      4.43  -   5.07
            2004                 14      13.83 -  13.97         167          0.31       1.29  - 1.89     10.16  -  10.84
            2003                 10      12.55 -  12.60         114          0.00       1.29  - 1.89     25.51  -  26.03
            2002                  3       5.30 -   7.01          21          0.86       1.35  - 1.58    -22.18  - -22.00
      Global Dividend Growth
         (Class Y Shares)
            2006                117      18.06 -  18.47       2,003          1.86       1.29  - 1.89     19.31  -  20.04
            2005                128      15.14 -  15.38       1,810          1.39       1.29  - 1.89      4.17  -   4.81
            2004                122      14.53 -  14.68       1,639          1.39       1.29  - 1.89     12.49  -  13.17
            2003                 72      12.92 -  12.97         837          0.00       1.29  - 1.89     29.18  -  29.71
            2002                 44       8.35 -   8.47         366          1.88       1.35  - 1.58    -16.47  - -14.09
      High Yield
         (Class Y Shares)
            2006                184      12.97 -  13.27       1,968          6.99       1.29  - 1.89      6.95  -   7.61
            2005                225      12.13 -  12.33       2,262          7.09       1.29  - 1.89      0.00  -   0.61
            2004                217      12.13 -  12.25       2,124          7.55       1.29  - 1.89      7.49  -   8.15
            2003                183      11.29 -  11.33       1,541          3.47       1.29  - 1.89     12.85  -  13.31
            2002                 12       7.05 -   7.06          78         20.93       1.35  - 1.48     -8.72  -  -8.60

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                       For the year ended December 31,
                              ---------------------------------------   -------------------------------------------------
                                         Accumulation
                               Units    Unit Fair Value    Net Assets     Investment       Expense            Total
                              (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**           Return***
                              ------   -----------------   ----------   -------------   -------------   -----------------
Investments in the Morgan Stanley
   Variable Investment Series
   (Class Y Shares)
   Sub-Accounts (continued):
      Income Builder
         (Class Y Shares)
            2006                147     $14.77 - $15.11      $2,029          2.44%      1.29% - 1.89%    11.81% -  12.49%
            2005                171      13.21 -  13.43       2,106          2.49       1.29  - 1.89      4.70  -   5.34
            2004                173      12.62 -  12.75       2,019          3.81       1.29  - 1.89      8.63  -   9.29
            2003                168      11.62 -  11.67       1,771          2.36       1.29  - 1.89     16.18  -  16.66
            2002                 60       8.75 -   9.43         522          3.75       1.35  - 1.58     -9.19  -  -5.68
      Information
         (Class Y Shares)
            2006 (aa)            --        N/A -    N/A          --          0.00       0.00  - 0.00       N/A  -    N/A
            2005                 10      14.86 -  15.10         124          0.00       1.29  - 1.89     -1.69  -  -1.09
            2004                 12      15.11 -  15.27         151          0.00       1.29  - 1.89      1.40  -   2.02
            2003                 14      14.90 -  14.96         156          0.00       1.29  - 1.89     49.04  -  49.65
            2002                  3       5.00 -   5.00          15          1.25       1.48  - 1.48    -44.12  - -44.12
      Limited Duration
         (Class Y Shares)
            2006                418      10.07 -  10.29       4,395          4.66       1.29  - 1.89      2.07  -   2.69
            2005                555       9.86 -  10.03       5,698          3.68       1.29  - 1.89     -0.40  -   0.20
            2004                542       9.90 -  10.00       5,599          3.93       1.29  - 1.89     -0.74  -  -0.13
            2003                473       9.98 -  10.02       4,962          1.65       1.29  - 1.89     -0.23  -   0.18
            2002                169      10.54 -  10.82       1,786          2.12       1.35  - 1.58      2.18  -   2.41
      Money Market
         (Class Y Shares)
            2006 (aa)           317      10.06 -  10.29       3,238          4.55       1.29  - 1.89      2.39  -   3.01
            2005                378       9.83 -   9.99       3,747          2.39       1.29  - 1.89      0.60  -   1.21
            2004                400       9.77 -   9.87       3,933          0.62       1.29  - 1.89     -1.29  -  -0.68
            2003                283       9.90 -   9.94       2,812          0.19       1.29  - 1.89     -1.04  -  -0.64
            2002 (bf)           208      10.04 -  10.25       2,093          1.03       1.35  - 1.58     -0.50  -  -0.27
      Pacific Growth
         (Class Y Shares)
            2004 (bd)            --        N/A -    N/A          --          0.00       0.00  - 0.00       N/A  -    N/A
            2003                 17      13.89 -  13.94         187          0.00       1.29  - 1.89     38.87  -  39.43
            2002                  4       4.54 -   6.15          24          0.00       1.48  - 1.58    -24.76  - -24.68

(aa) For the period beginning January 1, 2006, and ended June 23, 2006
(bd) For the period beginning January 1, 2004 and ended April 30, 2004
(bf) On August 31, 2002, Capital Growth (Class Y Shares) merged into Money Market (Class Y Shares)

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                     For the year ended December 31,
                               ---------------------------------------   -------------------------------------------------
                                          Accumulation
                               Units     Unit Fair Value    Net Assets    Investment        Expense            Total
                               (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**          Return***
                               ------   -----------------   ----------   -------------   -------------   -----------------
Investments in the Morgan Stanley
   Variable Investment
   Series (Class Y Shares)
   Sub-Accounts (continued):
      Quality Income Plus
         (Class Y Shares)
            2006                 468     $11.06 - $11.31      $5,576         5.23%       1.29% - 1.89%     3.35% -   3.98%
            2005                 575      10.71 -  10.88       6,592         4.93        1.29  - 1.89      1.13  -   1.75
            2004                 526      10.59 -  10.69       6,012         5.63        1.29  - 1.89      3.09  -   3.72
            2003                 368      10.27 -  10.31       4,209         2.57        1.29  - 1.89      2.69  -   3.11
            2002                 286      10.84 -  11.61       3,107         5.95        1.35  - 1.58      3.61  -   3.85
      S&P 500 Index
         (Class Y Shares)
            2006                 376      15.12 -  15.46       5,029         1.48        1.29  - 1.89     13.04  -  13.73
            2005                 441      13.38 -  13.60       5,109         1.45        1.29  - 1.89      2.47  -   3.09
            2004                 457      13.05 -  13.19       5,061         0.77        1.29  - 1.89      8.21  -   8.87
            2003                 387      12.06 -  12.11       3,775         0.00        1.29  - 1.89     20.65  -  21.14
            2002                 150       6.16 -   7.22       1,066         0.87        1.35  - 1.58    -23.88  - -23.71
      Strategist
         (Class Y Shares)
            2006                 221      15.46 -  15.81       3,059         2.44        1.29  - 1.89     12.59  -  13.27
            2005                 263      13.73 -  13.95       3,212         1.72        1.29  - 1.89      6.03  -   6.67
            2004                 279      12.95 -  13.08       3,201         1.74        1.29  - 1.89      8.04  -   8.70
            2003                 255      11.99 -  12.03       2,659         0.78        1.29  - 1.89     19.85  -  20.34
            2002                 225       7.62 -   8.47       1,863         1.47        1.35  - 1.58    -11.53  - -11.32
      Utilities
         (Class Y Shares)
            2006                  73      17.87 -  18.27         987         1.77        1.29  - 1.89     17.77  -  18.48
            2005                  90      15.17 -  15.42       1,022         2.11        1.29  - 1.89     12.20  -  12.88
            2004                  95      13.52 -  13.66         938         2.26        1.29  - 1.89     18.01  -  18.73
            2003                  84      11.46 -  11.51         639         1.69        1.29  - 1.89     14.58  -  15.05
            2002                  80       5.32 -   6.31         497         2.95        1.35  - 1.58    -24.29  - -24.11

Investments in the Oppenheimer
   Variable Account Funds
   Sub-Accounts:
      Oppenheimer Capital
         Appreciation
            2006                 242       8.43 -   8.43       2,036         0.38        1.25  - 1.25      6.61  -   6.61
            2005                 262       7.91 -   7.91       2,071         0.92        1.25  - 1.25      3.80  -   3.80
            2004                 300       7.62 -   7.62       2,285         0.27        1.25  - 1.25      5.60  -   5.60
            2003                 237       7.21 -   7.21       1,711         0.33        1.25  - 1.25     29.31  -  29.31
            2002                 187       5.58 -   5.58       1,041         0.52        1.25  - 1.25    -27.77  - -27.77

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                          At December 31,                        For the year ended December 31,
                               ---------------------------------------   -------------------------------------------------
                                          Accumulation
                               Units     Unit Fair Value    Net Assets    Investment        Expense           Total
                               (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**         Return***
                               ------   -----------------   ----------   -------------   -------------   -----------------
Investments in the Oppenheimer
   Variable Account Funds
   Sub-Accounts (continued):
      Oppenheimer Core Bond
            2006                 138     $13.53 - $13.53      $1,863         5.25%       1.25% - 1.25%     3.97% -   3.97%
            2005                 145      13.02 -  13.02       1,886         5.01        1.25  - 1.25      1.31  -   1.31
            2004                 143      12.85 -  12.85       1,839         4.21        1.25  - 1.25      4.17  -   4.17
            2003                 121      12.33 -  12.33       1,494         5.37        1.25  - 1.25      5.44  -   5.44
            2002                 106      11.70 -  11.70       1,245         6.03        1.25  - 1.25      7.72  -   7.72
      Oppenheimer Global
         Securities
            2006                 134      14.02 -  14.02       1,884         1.00        1.25  - 1.25     16.23  -  16.23
            2005                 141      12.07 -  12.07       1,697         0.97        1.25  - 1.25     12.89  -  12.89
            2004                 130      10.69 -  10.69       1,394         1.19        1.25  - 1.25     17.67  -  17.67
            2003                 109       9.08 -   9.08         988         0.60        1.25  - 1.25     41.24  -  41.24
            2002                  85       6.43 -   6.43         544         0.44        1.25  - 1.25    -23.11  - -23.11
      Oppenheimer High
         Income
            2006                  94      13.20 -  13.20       1,244         7.43        1.25  - 1.25      8.07  -   8.07
            2005                  99      12.21 -  12.21       1,214         6.32        1.25  - 1.25      1.04  -   1.04
            2004                  95      12.09 -  12.09       1,149         5.13        1.25  - 1.25      7.60  -   7.60
            2003                  63      11.23 -  11.23         708         6.24        1.25  - 1.25     22.41  -  22.41
            2002                  52       9.18 -   9.18         481         8.89        1.25  - 1.25     -3.61  -  -3.61
      Oppenheimer Main
         Street
            2006                 491      10.61 -  10.61       5,209         1.12        1.25  - 1.25     13.60  -  13.60
            2005                 511       9.34 -   9.34       4,773         1.30        1.25  - 1.25      4.67  -   4.67
            2004                 512       8.92 -   8.92       4,573         0.82        1.25  - 1.25      8.09  -   8.09
            2003                 494       8.26 -   8.26       4,078         0.83        1.25  - 1.25     25.14  -  25.14
            2002                 402       6.60 -   8.66       2,651         0.59        1.25  - 1.35    -19.81  - -13.43
      Oppenheimer Main Street
         Small Cap Growth
            2006                 172      14.81 -  14.81       2,541         0.16        1.25  - 1.25     13.57  -  13.57
            2005                 184      13.04 -  13.04       2,399         0.00        1.25  - 1.25      8.56  -   8.56
            2004                 165      12.01 -  12.01       1,979         0.00        1.25  - 1.25     17.93  -  17.93
            2003                 119      10.19 -  10.19       1,217         0.00        1.25  - 1.25     42.56  -  42.56
            2002                  78       7.15 -   7.15         557         0.00        1.25  - 1.25    -16.80  - -16.80

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                          At December 31,                       For the year ended December 31,
                               ---------------------------------------   -------------------------------------------------
                                          Accumulation
                               Units     Unit Fair Value    Net Assets    Investment        Expense           Total
                               (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**         Return***
                               ------   -----------------   ----------   -------------   -------------   -----------------
Investments in the Oppenheimer
   Variable Account Funds
   Sub-Accounts (continued):
      Oppenheimer MidCap
         Fund (ab)
            2006                  283    $ 7.34 - $ 7.34      $ 2,075        0.00%       1.25% - 1.25%     1.68% -   1.68%
            2005                  303      7.22 -   7.22        2,184        0.00        1.25  - 1.25     10.94  -  10.94
            2004                  294      6.50 -   6.50        1,912        0.00        1.25  - 1.25     18.28  -  18.28
            2003                  302      5.50 -   5.50        1,660        0.00        1.25  - 1.25     24.02  -  24.02
            2002                  290      3.29 -   4.43        1,284        0.57        1.25  - 1.25    -67.05  - -28.69
      Oppenheimer Strategic
         Bond
            2006                  219     15.27 -  15.27        3,348        4.48        1.25  - 1.25      6.16  -   6.16
            2005                  256     14.38 -  14.38        3,676        4.48        1.25  - 1.25      1.40  -   1.40
            2004                  263     14.18 -  14.18        3,735        5.10        1.25  - 1.25      7.32  -   7.32
            2003                  277     13.22 -  13.22        3,661        5.75        1.25  - 1.25     16.60  -  16.60
            2002                  221     10.41 -  11.34        2,504        5.59        1.25  - 1.35      4.07  -   6.10

Investments in the Oppenheimer
   Variable Account Funds
   (Service Class ("SC"))
   Sub-Accounts:
      Oppenheimer
         Balanced (SC)
            2006                  499     11.48 -  15.53        7,833        1.93        1.29  - 1.99      8.66  -   9.43
            2005                  501     14.29 -  14.61        7,234        1.46        1.29  - 1.99      1.62  -   2.34
            2004                  314     14.06 -  14.28        4,467        0.53        1.29  - 1.99      7.61  -   8.38
            2003 (aw)              54     13.07 -  13.18          711        0.00        1.29  - 1.99     30.67  -  31.76
      Oppenheimer Capital
         Appreciation (SC)
            2006                1,233     13.90 -  14.27       17,255        0.19        1.29  - 1.99      5.54  -   6.30
            2005                1,058     13.17 -  13.42       14,017        0.57        1.29  - 1.99      2.78  -   3.51
            2004                  495     12.82 -  12.97        6,386        0.15        1.29  - 1.99      4.49  -  29.68
            2003 (aw)             121     12.26 -  12.32        1,486        0.00        1.29  - 1.99     22.64  -  23.23
      Oppenheimer Core
         Bond (SC)
            2006                  692     10.42 -  10.59        7,295        2.80        1.29  - 1.99      2.85  -   3.58
            2005                  231     10.13 -  10.22        2,350        3.23        1.29  - 1.99      1.02  -   1.30
            2004 (av)              31     10.10 -  10.12          310        0.00        1.29  - 1.79      1.05  -   1.18

(ab) Previously known as Oppenheimer Aggressive Growth
(av) For the period beginning October 1, 2004 and ended December 31, 2004
(aw) For the period beginning May 1, 2003 and ended December 31, 2003

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                         At December 31,                         For the year ended December 31,
                              ---------------------------------------   -----------------------------------------------
                                          Accumulation
                               Units    Unit Fair Value    Net Assets     Investment       Expense          Total
                              (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**        Return***
                              ------   -----------------   ----------   -------------   -------------   ---------------
Investments in the Oppenheimer
   Variable Account Funds
   (Service Class ("SC"))
   Sub-Accounts (continued):
      Oppenheimer Global
         Securities (SC)
            2006                 197    $21.28 - $21.92     $ 4,214         0.89%       1.29% - 1.99%   15.03% - 15.85%
            2005                 205     18.50 -  18.92       3,839         0.78        1.29  - 1.99    11.80  - 12.59
            2004                 172     16.55 -  16.81       2,874         0.83        1.29  - 1.99    16.51  - 17.35
            2003 (aw)             67     14.20 -  14.32         958         0.00        1.29  - 1.99    42.04  - 43.23
      Oppenheimer High
         Income (SC)
            2006                 686     14.75 -  15.19      10,267         7.26        1.29  - 1.99     7.06  -  7.82
            2005                 679     13.78 -  14.09       9,461         5.60        1.29  - 1.99    -0.02  -  0.69
            2004                 420     13.78 -  13.99       5,849         2.89        1.29  - 1.99     6.57  -  7.33
            2003 (aw)             57     12.93 -  13.04         734         0.00        1.29  - 1.99    29.30  - 30.39
      Oppenheimer Main
         Street (SC)
            2006               1,657     12.38 -  15.72      25,860         0.95        1.29  - 1.99    12.48  - 13.28
            2005               1,354     13.98 -  14.30      18,868         0.92        1.29  - 1.99     3.64  -  4.38
            2004                 809     13.49 -  13.70      11,023         0.46        1.29  - 1.99     6.97  -  7.74
            2003 (aw)            226     12.61 -  12.71       2,858         0.00        1.29  - 1.99    26.07  - 27.13
      Oppenheimer Main
         Street Small Cap
         Growth (SC)
            2006                 517     13.42 -  20.66      10,428         0.02        1.29  - 1.99    12.38  - 13.18
            2005                 422     18.38 -  18.80       7,695         0.00        1.29  - 1.99     7.54  -  8.30
            2004                 208     17.09 -  17.36       3,592         0.00        1.29  - 1.99    16.81  - 17.64
            2003 (aw)             70     14.63 -  14.75       1,023         0.00        1.29  - 1.99    46.32  - 47.55
      Oppenheimer MidCap
         Fund (SC) (ac)
            2006                 249     15.99 -  16.47       3,984         0.00        1.29  - 1.99     0.66  -  1.38
            2005                 220     15.89 -  16.25       3,529         0.00        1.29  - 1.99     9.76  - 10.54
            2004                 120     14.47 -  14.70       1,754         0.00        1.29  - 1.99    17.06  - 17.89
            2003 (aw)             50     12.36 -  12.47         621         0.00        1.29  - 1.99    23.64  - 24.68
      Oppenheimer Strategic
         Bond (SC)
            2006               2,135     13.59 -  14.00      29,149         4.05        1.29  - 1.99     5.11  -  5.85
            2005               1,769     12.93 -  13.22      22,993         3.54        1.29  - 1.99     0.45  -  1.16
            2004                 953     12.87 -  13.07      12,396         2.05        1.29  - 1.99     6.28  -  7.04
            2003 (aw)            134     12.11 -  12.21       1,624         0.00        1.29  - 1.99    21.11  - 22.13

(ac) Previously known as Oppenheimer Aggressive Growth (SC)
(aw) For the period beginning May 1, 2003 and ended December 31, 2003

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                         At December 31,                           For the year ended December 31,
                              ---------------------------------------   -------------------------------------------------
                                         Accumulation
                               Units    Unit Fair Value    Net Assets    Investment         Expense          Total
                              (000s)   Lowest to Highest     (000s)     Income Ratio*       Ratio**        Return***
                              ------   -----------------   ----------   -------------   -------------   -----------------
Investments in the PIMCO
   Variable Insurance Trust
      PIMCO VIT
         Commodity Real
         Return Strategy
            2006 (w)               1    $ 9.50 - $ 9.50     $     9        13.02%       1.49% - 1.49%    -4.96% -  -4.96%
      PIMCO VIT  Emerging
         Markets Bond
         (Admin Shares)
            2006 (w)              --       N/A -    N/A          --         0.00        0.00  - 0.00       N/A  -    N/A
      PIMCO VIT
         Real Return
         (Advisor Shares)
            2006 (w)               1     10.13 -  10.13           7        18.10        1.49  - 1.49      1.32  -   1.32
      PIMCO VIT
      Total Return
         (Advisor Shares)
            2006 (w)              17     10.29 -  10.33         175         3.36        1.29  - 1.89      2.86  -   3.29

Investments in the Putnam
   Variable Trust Sub-Accounts:
      VT American Government
         Income
            2006                 442     12.31 -  13.04       5,748         4.38        1.25  - 1.65      1.52  -   1.93
            2005                 564     12.13 -  12.79       7,182         3.26        1.25  - 1.65     -0.31  -   0.09
            2004                 626     12.16 -  12.78       7,971         3.96        1.25  - 1.65      0.97  -   1.38
            2003                 784     12.05 -  12.61       9,849         4.22        1.25  - 1.65     -0.12  -   0.29
            2002                 880     12.06 -  12.57      11,047         1.88        1.25  - 1.65      7.51  -  20.62
      VT Asia Pacific
            2002 (bg)             --       N/A -    N/A          --         0.00        1.25  - 1.25       N/A  -    N/A
      VT Capital
         Appreciation
            2006                 116      9.57 -   9.82       1,134         0.11        1.25  - 1.65     10.47  -  10.92
            2005                 126      8.66 -   8.85       1,111         0.44        1.25  - 1.65      6.10  -   6.53
            2004                 129      8.17 -   8.31       1,066         0.00        1.25  - 1.65     12.81  -  13.27
            2003                 135      7.24 -   7.34         986         0.00        1.25  - 1.65     22.74  -  23.23
            2002                 121      5.90 -   5.95         722         0.13        1.25  - 1.65    -41.02  - -23.32
      VT Capital
         Opportunities
            2006                  27     18.40 -  18.67         503         0.09        1.25  - 1.65     13.78  -  83.96
            2005                  19     16.26 -  16.41         314         0.00        1.25  - 1.60      8.40  -   8.78
            2004                  11     15.00 -  15.09         158         0.67        1.25  - 1.60     16.23  -  16.65
            2003 (aw)            103     12.90 -  12.93       1,330         4.31        1.25  - 1.65     28.98  -  29.32

(w)  For the period beginning May 1, 2006, and ended December 31, 2006
(aw) For the period beginning May 1, 2003 and ended December 31, 2003
(bg) For the period beginning January 1, 2002 and ended October 11, 2002

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                       For the year ended December 31,
                              ---------------------------------------   -------------------------------------------------
                                         Accumulation
                               Units    Unit Fair Value    Net Assets     Investment        Expense           Total
                              (000s)   Lowest to Highest    (000s)      Income Ratio*       Ratio**         Return***
                              ------   -----------------   ----------   -------------   -------------   -----------------
Investments in the Putnam
   Variable Trust
   Sub-Accounts (continued):
      VT Discovery Growth
            2006                 255    $ 5.45 - $ 5.59     $ 1,419         0.00%       1.25% - 1.65%     9.24% -   9.68%
            2005                 311      4.99 -   5.10       1,576         0.00        1.25  - 1.65      5.48  -   5.91
            2004                 330      4.73 -   4.81       1,584         0.00        1.25  - 1.65      5.80  -   6.23
            2003                 357      4.47 -   4.53       1,614         0.00        1.25  - 1.65     29.83  -  30.35
            2002                 334      3.44 -   3.48       1,160         0.00        1.25  - 1.65    -65.56  - -30.46
      VT Diversified Income
            2006                 611     14.14 -  14.20       8,673         5.72        1.25  - 1.65      4.54  -   4.97
            2005                 681     13.52 -  13.53       9,203         7.26        1.25  - 1.65      1.35  -   1.76
            2004                 724     13.29 -  13.34       9,623         9.43        1.25  - 1.65      7.40  -   7.84
            2003                 859     12.33 -  12.42      10,591         8.77        1.25  - 1.65     18.07  -  18.55
            2002                 842     10.40 -  10.52       8,757         8.27        1.25  - 1.65      4.58  -   5.20
      VT Equity Income
            2006                 107     16.03 -  16.27       1,746         1.08        1.25  - 1.65     17.36  -  60.29
            2005                 105     13.73 -  13.86       1,461         0.86        1.25  - 1.60      3.82  -   4.19
            2004                  79     13.30 -  13.23       1,044         0.00        1.25  - 1.60     10.03  -  10.42
            2003 (aw)             35     12.02 -  12.05         424         0.96        1.25  - 1.60     20.20  -  20.49
      VT The George Putnam
         Fund of Boston
            2006               1,250     12.61 -  14.36      16,504         2.48        1.25  - 1.89      9.81  -  10.53
            2005               1,429     11.41 -  13.08      17,052         1.99        1.25  - 1.89      2.04  -   2.70
            2004               1,459     11.11 -  11.99      16,826         1.82        1.25  - 1.89      6.16  -   6.86
            2003               1,347     10.40 -  12.07      14,344         2.13        1.25  - 1.89     15.58  -  20.72
            2002               1,158      9.00 -   9.65      10,558         2.24        1.25  - 1.65     -9.89  -  -3.50
      VT Global Asset
         Allocation
            2006                 700     11.98 -  15.39       9,404         2.73        1.25  - 1.99     10.62  -  11.45
            2005                 808     10.75 -  13.91       9,601         1.06        1.25  - 1.99      4.85  -   5.64
            2004                 634     10.17 -  13.27       6,870         1.71        1.25  - 1.99      7.74  -  32.67
            2003                 263      9.44 -  12.42       2,526         5.54        1.25  - 1.89     20.37  -  24.21
            2002                 190      7.52 -   7.84       1,481         1.94        1.25  - 1.65    -24.85  - -13.61
      VT Global Equity
            2006                 624      7.25 -  10.82       6,466         0.34        1.25  - 1.65     21.19  -  21.68
            2005                 716      5.99 -   8.89       6,148         0.79        1.25  - 1.65      6.99  -   7.43
            2004                 760      5.59 -   8.27       6,090         1.94        1.25  - 1.65     11.81  -  12.26
            2003                 803      5.00 -   7.37       5,760         1.04        1.25  - 1.65     27.10  -  27.62
            2002               1,189      3.94 -   5.78       6,204         0.06        1.25  - 1.65    -60.63  - -23.37

(aw) For the period beginning May 1, 2003 and ended December 31, 2003

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                         For the year ended December 31,
                              ---------------------------------------   -------------------------------------------------
                                          Accumulation
                               Units    Unit Fair Value    Net Assets     Investment       Expense             Total
                              (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**           Return***
                              ------   -----------------   ----------   -------------   -------------   -----------------
Investments in the Putnam
   Variable Trust
   Sub-Accounts (continued):
      VT Growth and Income
            2006               3,821    $11.87 - $17.20      $47,645         1.57%      1.25% - 1.99%    13.61% -  14.47%
            2005               4,520     10.37 -  15.14       49,045         1.54       1.25  - 1.99      3.92  -  51.36
            2004               4,755      9.98 -  14.71       49,138         1.55       1.25  - 1.89      9.01  -   9.72
            2003               4,927      9.09 -  13.49       45,824         1.71       1.25  - 1.89     25.79  -  34.93
            2002               4,935      7.23 -   7.95       36,152         1.54       1.25  - 1.65    -20.00  - -20.33
      VT Growth Opportunities
            2006                 401      4.52 -   4.67        1,870         0.06       1.25  - 1.65      6.77  -   7.20
            2005                 459      4.23 -   4.36        1,999         0.61       1.25  - 1.65      2.39  -   2.81
            2004                 557      4.13 -   4.24        2,361         0.00       1.25  - 1.65      0.06  -   0.47
            2003                 585      4.13 -   4.22        2,469         0.00       1.25  - 1.65    -58.72  -  21.52
            2002                 587      3.47 -   3.48        2,038         0.00       1.25  - 1.60    -30.62  - -30.37
      VT Health Sciences
            2006                 483     12.72 -  13.24        6,022         0.32       1.25  - 1.99      0.75  -   1.51
            2005                 590     12.53 -  13.14        7,252         0.06       1.25  - 1.99     10.95  -  11.79
            2004                 642     11.21 -  11.84        7,075         0.18       1.25  - 1.99      4.99  -   5.79
            2003                 657     10.60 -  11.28        6,848         0.52       1.25  - 1.99     12.78  -  16.91
            2002                 654      7.55 -   9.07        5,890         0.00       1.25  - 1.65    -24.46  - -21.34
      VT High Yield
            2006                 699     13.65 -  15.79       10,335         7.43       1.25  - 1.99      8.33  -   9.15
            2005                 739     12.51 -  14.58        9,945         8.00       1.25  - 1.99      1.81  -  45.79
            2004                 637     12.28 -  14.46        8,255         7.70       1.25  - 1.89      8.45  -   9.16
            2003                 583     11.25 -  13.33        6,667         8.96       1.25  - 1.89     24.96  -  33.33
            2002                 469      9.01 -   9.11        4,221        12.16       1.25  - 1.65     -8.89  -  -1.97
      VT Income
            2006               2,390     10.96 -  12.95       28,341         4.31       1.25  - 1.99      2.45  -   3.22
            2005               2,134     10.70 -  12.55       25,127         3.04       1.25  - 1.99      0.33  -   1.08
            2004               1,697     10.67 -  12.41       20,522         3.96       1.25  - 1.99      2.36  -   3.13
            2003               1,643     10.42 -  12.04       19,661         4.43       1.25  - 1.99      3.12  -   4.20
            2002               1,542     11.67 -  11.88       18,009         4.57       1.25  - 1.65      6.54  -  18.85
      VT International Equity
            2006               1,189     16.82 -  21.03       20,213         0.60       0.83  - 1.89     25.31  -  26.67
            2005               1,187     13.28 -  16.78       15,890         1.41       0.83  - 1.89     10.08  -  11.27
            2004               1,162     11.93 -  14.41       13,653         1.48       0.83  - 1.89     14.00  -  15.23
            2003               1,258     10.42 -  13.37       12,739         0.85       1.25  - 1.89     26.92  -  33.70
            2002               1,580      5.79 -   8.21       11,714         0.76       1.25  - 1.65    -19.03  - -18.70

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                         At December 31,                          For the year ended December 31,
                              ---------------------------------------   -------------------------------------------------
                                          Accumulation
                               Units    Unit Fair Value    Net Assets     Investment       Expense             Total
                              (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**           Return***
                              ------   -----------------   ----------   -------------   -------------   ----------------
Investments in the Putnam
   Variable Trust
   Sub-Accounts (continued):
      VT International
         Growth and Income
            2006                 279    $14.94 - $16.83      $ 4,643         1.16%      1.25% - 1.65%    25.13% -  25.64%
            2005                 255     11.94 -  13.39        3,395         0.85       1.25  - 1.65     12.22  -  12.68
            2004                 247     10.64 -  11.89        2,913         1.19       1.25  - 1.65     18.99  -  19.47
            2003                 246      8.94 -   9.95        2,436         1.93       1.25  - 1.65     35.58  -  36.13
            2002                 411      6.60 -   7.31        2,893         0.46       1.25  - 1.65    -34.04  - -14.85
      VT International New
         Opportunities
            2006                 201      8.33 -  14.14        2,737         1.32       1.25  - 1.65     24.06  -  24.56
            2005                 216      6.72 -  11.35        2,382         0.64       1.25  - 1.65     16.42  -  16.89
            2004                 229      5.77 -   9.71        2,167         0.98       1.25  - 1.65     11.48  -  11.93
            2003                 249      5.17 -   8.68        2,125         0.38       1.25  - 1.65     31.01  -  31.54
            2002                 570      3.95 -   6.60        2,980         0.54       1.25  - 1.65    -60.50  - -14.71
      VT Investors
            2006               1,791      9.22 -  17.12       16,820         0.40       1.25  - 1.89     11.79  -  12.51
            2005               1,977      8.19 -  14.32       16,318         0.97       1.25  - 1.89      6.76  -   7.45
            2004               2,137      7.62 -  13.41       16,303         0.46       1.25  - 1.89     10.51  -  11.23
            2003               2,373      6.85 -  12.98       16,229         0.39       1.25  - 1.89     25.55  -  29.80
            2002               2,518      4.63 -   5.46       13,625         0.16       1.25  - 1.65    -53.73  - -24.83
      VT Mid Cap Value
            2006                  89     18.14 -  18.41        1,630         0.24       1.25  - 1.65     13.17  -  13.63
            2005                  86     16.03 -  16.20        1,391         0.20       1.25  - 1.65     10.59  -  11.04
            2004                  59     14.50 -  14.59          861         0.00       1.25  - 1.65     13.54  -  14.00
            2003 (aw)            144     12.77 -  12.80        1,845         1.58       1.25  - 1.65     27.67  -  28.01
      VT Money Market
            2006               2,501      9.97 -  11.27       25,940         4.52       1.25  - 1.99      2.30  -   3.07
            2005               1,677      9.75 -  10.94       17,026         2.56       1.25  - 1.99      0.50  -   1.25
            2004                 971      9.70 -  10.80        9,953         0.53       1.25  - 1.99     -1.34  -  -0.60
            2003               1,203      9.83 -  10.87       12,668         0.48       1.25  - 1.99     -1.68  -  -0.75
            2002               1,042     10.45 -  10.95       11,329         1.40       1.25  - 1.65     -0.07  -   4.52
      VT New Opportunities
            2006               1,242      8.98 -  16.78       10,782         0.00       1.25  - 1.89      6.51  -   7.21
            2005               1,453      8.38 -  15.75       11,647         0.11       1.25  - 1.89      7.93  -   8.63
            2004               1,647      7.71 -  14.59       12,158         0.00       1.25  - 1.89      8.22  -   8.93
            2003               1,777      7.08 -  13.48       12,001         0.00       1.25  - 1.89     30.78  -  34.84
            2002               1,875      3.36 -   5.41        9,650         0.00       1.25  - 1.65    -66.42  - -31.38

(aw) For the period beginning May 1, 2003 and ended December 31, 2003

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                        For the year ended December 31,
                              ---------------------------------------   -------------------------------------------------
                                          Accumulation
                               Units    Unit Fair Value    Net Assets     Investment        Expense          Total
                              (000s)   Lowest to Highest     (000s)     Income Ratio*       Ratio**         Return***
                              ------   -----------------   ----------   -------------   -------------   -----------------
Investments in the Putnam
   Variable Trust
   Sub-Accounts (continued):
      VT New Value
            2006                 951    $16.15 - $19.42      $16,533         1.05%      1.25% - 1.99%    13.71% -  14.57%
            2005                 881     14.09 -  17.08       13,222         0.79       1.25  - 1.99      3.79  -   4.57
            2004                 699     13.48 -  16.45        9,913         0.78       1.25  - 1.99     13.13  -  13.99
            2003                 612     11.82 -  14.54        7,393         1.15       1.25  - 1.99     30.82  -  45.42
            2002                 615      9.04 -  10.11        5,632         0.89       1.25  - 1.65    -16.66  -   1.09
      VT OTC & Emerging
         Growth
            2006                 372      3.64 -   5.84        2,138         0.00       1.25  - 1.65     10.55  -  11.00
            2005                 412      3.29 -   5.26        2,141         0.00       1.25  - 1.65      6.09  -   6.52
            2004                 510      3.11 -   4.94        2,417         0.00       1.25  - 1.65      6.74  -   7.17
            2003               1,311      2.91 -   4.61        4,642         0.00       1.25  - 1.65     33.48  -  34.02
            2002                 547      2.18 -   3.44        1,874         0.00       1.25  - 1.65    -78.20  - -33.07
      VT Research
            2006                 606     10.36 -  15.54        6,410         0.56       1.25  - 1.89      9.21  -   9.92
            2005                 701      9.42 -  14.23        6,796         0.84       1.25  - 1.89      3.03  -   3.70
            2004                 784      9.09 -  13.81        7,312         0.00       1.25  - 1.89      5.53  -   6.22
            2003                 825      8.55 -  13.08        7,079         0.28       1.25  - 1.89     23.76  -  30.83
            2002                 874      5.85 -   6.91        6,005         0.56       1.25  - 1.65    -41.49  - -23.18
      VT Small Cap Value
            2006                 444     17.34 -  23.92       11,078         0.34       0.83  - 1.65     15.36  -  16.33
            2005                 511     14.90 -  20.73       11,075         0.18       0.83  - 1.65      5.27  -   6.15
            2004                 578     14.04 -  19.69       11,863         0.35       0.83  - 1.65     24.13  -  25.17
            2003                 572     15.87 -  17.62        9,431         0.31       1.25  - 1.65     47.18  -  47.79
            2002                 539     10.78 -  11.92        6,104         0.21       1.25  - 1.65    -19.62  - -19.29
      VT Technology
            2002 (bg)             --       N/A -    N/A           --         0.00       1.25  - 1.60       N/A  -    N/A
      VT Utilities Growth and
         Income
            2006                 394     13.27 -  22.25        5,466         2.93       1.25  - 1.89     24.64  -  25.45
            2005                 462     10.58 -  17.85        5,120         1.86       1.25  - 1.89      6.53  -   7.22
            2004                 446      9.86 -  16.76        4,621         2.04       1.25  - 1.89     19.30  -  20.08
            2003                 434      8.21 -  14.04        3,606         3.48       1.25  - 1.89     23.27  -  40.45
            2002                 459      6.39 -   6.66        3,058         3.51       1.25  - 1.65    -36.08  - -25.04
      VT Vista
            2006                 688     10.67 -  17.87        7,273         0.00       1.25  - 1.99      3.36  -   4.14
            2005                 776     10.24 -  17.29        7,958         0.00       1.25  - 1.99      9.92  -  10.75
            2004                 836      9.25 -  15.73        7,662         0.00       1.25  - 1.99     17.12  -  57.31
            2003               1,103      7.90 -  13.55        7,760         0.00       1.25  - 1.89     31.50  -  35.49
            2002                 798      3.78 -   6.00        4,734         0.00       1.25  - 1.65    -62.24  - -31.47

(bg) For the period beginning January 1, 2002 and ended October 11, 2002

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                          At December 31,                         For the year ended December 31,
                              ---------------------------------------   -------------------------------------------------
                                          Accumulation
                               Units    Unit Fair Value    Net Assets     Investment       Expense             Total
                              (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**           Return***
                              ------   -----------------   ----------   -------------   -------------   -----------------
Investments in the Putnam
   Variable Trust
   Sub-Accounts (continued):
      VT Voyager
         2006                  2,340    $ 9.13 - $13.63      $22,103        0.11%       1.25% - 1.99%     3.34% -   4.12%
         2005                  2,746      8.76 -  13.19       24,544        0.67        1.25  - 1.99      4.38  -  31.93
         2004                  3,027      8.40 -  12.06       25,367        0.25        1.25  - 1.89      3.05  -   3.72
         2003                  3,124      8.10 -  12.39       24,653        0.35        1.25  - 1.89     23.35  -  23.87
         2002                  2,977      4.53 -   6.56       18,899        0.65        1.25  - 1.65    -27.75  - -27.45

Investments in the Scudder
   Variable Series I Sub-Account:
      21st Century Growth
         2005 (ak)                --       N/A -    N/A           --        0.00        0.00  - 0.00       N/A  -    N/A
         2004                    < 1      8.62 -   8.62            3        0.00        0.70  - 0.70     10.08  -  10.08
         2003                    < 1      7.83 -   7.83            3        0.00        0.70  - 0.70     29.96  -  29.96
         2002                      1      6.00 -   6.02            6        0.00        0.70  - 0.80    -41.72  - -41.66
      Balanced
         2005 (al)                --       N/A -    N/A           --        5.97        0.00  - 0.00       N/A  -    N/A
         2004                    < 1     11.46 -  11.46            3        1.68        0.80  - 0.80      5.63  -   5.63
         2003                    < 1     10.85 -  10.85            3        7.04        0.80  - 0.80     16.99  -  16.99
         2002                      1      9.27 -   9.27           11        1.12        0.80  - 0.80    -15.75  - -15.75

Investments in the Scudder
   Variable Series II Sub-Account:
      Growth
         2005 (aj)                --       N/A -    N/A           --        1.74        0.00  - 0.00       N/A  -    N/A
         2004                    < 1      7.65 -   7.65            3        0.26        0.70  - 0.70      4.41  -   4.41
         2003                    < 1      7.32 -   7.32            3        0.11        0.70  - 0.70     23.84  -  23.84
         2002                    < 1      5.89 -   5.91            3        0.00        0.70  - 0.80    -41.08  - -29.90

(aj) On April 29, 2005, Growth merged into the Capital Growth
(ak) On April 29, 2005, 21st Century Growth merged into Small Cap Growth
(al) On April 29, 2005, Balanced merged into Total Return

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                          At December 31,                         For the year ended December 31,
                              ---------------------------------------   -------------------------------------------------
                                         Accumulation
                               Units    Unit Fair Value    Net Assets     Investment       Expense            Total
                              (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**           Return***
                              ------   -----------------   ----------   -------------   -------------   -----------------
Investments in The Universal
   Institutional Funds, Inc.
   Sub-Accounts:
      Van Kampen UIF Emerging
        Markets Equity
            2006                 75     $21.61 - $28.17      $1,745         0.79%       1.35% - 1.48%    35.13% -  35.31%
            2005                 97      15.70 -  20.82       1,641         0.38        1.35  - 1.58     31.76  -  32.06
            2004                 94      11.91 -  14.84       1,215         0.71        0.83  - 1.58     21.18  -  48.41
            2003                 74       9.83 -  12.98         793         0.00        1.35  - 1.58     -1.68  -  47.67
            2002                 66       6.82 -   8.77         479         0.00        1.35  - 1.48    -10.24  - -10.12
      Van Kampen UIF
         Equity Growth
            2006                243      12.46 -  12.66       2,766         0.00        1.29  - 1.89      2.14  -   2.77
            2005                289      12.19 -  12.32       3,148         0.46        1.29  - 1.89     13.53  -  14.22
            2004 (az)           335      10.74 -  10.79       3,196         0.21        1.29  - 1.89      7.41  -   7.85
            2003                234       6.37 -   8.46       2,000         0.00        1.35  - 1.58     22.97  -  23.25
            2002                250       5.18 -   6.87       1,762         0.17        1.35  - 1.58    -29.00  - -28.83
      Van Kampen UIF
        International Magnum
            2006                 81      13.29 -  13.45       1,102         0.09        1.35  - 1.48     23.30  -  23.46
            2005                 84      10.78 -  11.93         934         1.23        1.35  - 1.48      9.44  -   9.58
            2004                 95       9.85 -  10.89         961         3.85        1.35  - 1.48     15.66  -  15.81
            2003                180       8.52 -  10.31       1,704         0.26        0.70  - 1.48      3.08  -  25.55
            2002                102       6.83 -   7.46         705         1.09        1.35  - 1.48    -18.04  - -17.93
      Van Kampen UIF
         Mid Cap Growth
            2006                 72      15.21 -  16.36       1,108         0.00        0.83  - 1.58      7.57  -   8.37
            2005                 91      14.14 -  15.10       1,288         0.00        0.83  - 1.58     15.73  -  16.60
            2004                 83      12.22 -  12.95       1,019         0.00        0.83  - 1.58     19.69  -  20.59
            2003                 58      10.21 -  10.74         596         0.00        0.83  - 1.58      2.07  -  40.59
            2002 (ba)            28       7.32 -   7.64         208         0.00        0.83  - 1.48    -26.81  - -23.62
      Van Kampen UIF
         U.S. Mid Cap Value
            2006                350      14.68 -  16.55       5,131         0.29        0.83  - 1.99     18.30  -  19.70
            2005                446      12.41 -  13.83       5,491         0.31        0.83  - 1.99     10.08  -  11.38
            2004 (bb)           496      11.28 -  12.41       5,518         0.03        0.83  - 1.99     12.76  -  13.65
            2003                258       9.52 -  10.92       2,509         0.00        0.83  - 1.58      9.22  -  39.29
            2002                233       6.84 -   6.95       1,624         0.00        1.35  - 1.58    -29.15  - -28.99

(az) On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
     Growth
(ba) For the period beginning May 1, 2002 and ended December 31, 2002
(bb) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                       For the year ended December 31,
                              ---------------------------------------   -----------------------------------------------
                                          Accumulation
                               Units    Unit Fair Value    Net Assets     Investment       Expense           Total
                              (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**         Return***
                              ------   -----------------   ----------   -------------   -------------   ---------------
Investments in The Universal
   Institutional Funds, Inc.
   Sub-Accounts (continued):
      Van Kampen UIF
         U.S. Real Estate
            2006                 75     $26.59 - $31.37      $2,385         1.13%       0.83% - 1.58%   35.89% - 36.91%
            2005                 97      19.42 -  23.08       2,250         1.22        0.83  - 1.58    15.22  - 16.09
            2004                116      16.73 -  20.03       2,348         1.56        0.83  - 1.58    34.26  - 35.27
            2003                112      12.37 -  14.92       1,700         0.00        0.83  - 1.58    23.69  - 36.29
            2002                115       9.98 -  10.95       1,317         3.75        1.35  - 1.58    -2.79  -  9.47

Investments in The Universal
   Institutional Funds, Inc.
   (Class II) Sub-Accounts:
      UIF Active International
         Allocation (Class II)
            2003 (bh)            --        N/A -    N/A          --         0.00        0.00  - 0.00      N/A  -   N/A
      Van Kampen UIF
         Emerging Markets
         Debt (Class II)
            2006                300      17.83 -  18.37       5,334         9.20        1.29  - 1.99     8.60  -  9.38
            2005                296      16.42 -  16.79       4,820         7.92        1.29  - 1.99     9.91  - 10.69
            2004                179      14.94 -  15.17       2,613         7.96        1.29  - 1.99     7.89  -  8.66
            2003 (aw)            31      11.32 -  13.84         388         0.00        1.29  - 1.99    13.19  - 38.44
      Van Kampen UIF
         Emerging Markets
         Equity (Class II)
            2006                 52      31.66 -  32.37       1,657         0.75        1.29  - 1.89    34.58  - 35.40
            2005                 48      23.52 -  23.91       1,148         0.38        1.29  - 1.89    31.25  - 32.05
            2004                 43      17.92 -  18.10         768         0.63        1.29  - 1.89    20.67  - 21.41
            2003 (as)            17      14.85 -  14.91         259         0.00        1.29  - 1.89    48.51  - 49.12
      Van Kampen UIF
         Equity and Income
         (Class II)
            2006                437      12.70 -  15.07       5,877         1.28        1.29  - 1.99    10.34  - 11.13
            2005                427      11.51 -  13.56       5,241         0.74        1.29  - 1.99     6.00  - 15.11
            2004                176      10.94 -  10.99       2,114         0.00        1.29  - 1.89     9.44  -  9.89
            2003 (as)             8      11.57 -  11.62          98         0.90        1.29  - 1.89    15.75  - 16.22

(as) For the period beginning July 1, 2003 and ended December 31, 2003
(aw) For the period beginning May 1, 2003 and ended December 31, 2003
(bh) For the period beginning May 1, 2003 and ended October 31, 2003

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                       For the year ended December 31,
                               ---------------------------------------   -----------------------------------------------
                                          Accumulation
                               Units     Unit Fair Value    Net Assets    Investment        Expense           Total
                               (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**         Return***
                               ------   -----------------   ----------   -------------   -------------   ---------------
Investments in The Universal
   Institutional Funds, Inc.
   (Class II) Sub-Accounts
   (continued):
      Van Kampen UIF
         Equity Growth (Class II)
            2006                  99     $12.33 - $14.51      $1,309         0.00%       1.29% - 1.99%    1.75% -  2.48%
            2005                 109      12.12 -  12.27       1,421         0.34        1.29  - 1.99    13.99  - 21.21
            2004                  86      10.72 -  12.42       1,006         0.12        1.29  - 1.89     6.04  -  7.16
            2003 (as)             36      11.67 -  11.71         426         0.00        1.29  - 1.89    16.67  - 17.15
      Van Kampen UIF
         Global Franchise
         (Class II)
            2006                 541      14.45 -  18.08       8,344         1.44        1.29  - 1.99    19.10  - 19.95
            2005                 421      12.13 -  15.07       5,616         0.00        1.29  - 1.99     9.75  - 10.54
            2004                 206      11.05 -  11.13       2,566         0.19        1.29  - 1.99    10.52  - 11.31
            2003 (as)             13      12.20 -  12.25         158         0.00        1.29  - 1.89    22.01  - 22.51
      Van Kampen UIF
         Int'l Growth Equity
         (Class II)
            2006 (w)               6      10.72 -  10.76          69         0.28        1.29  - 1.89     7.17  -  7.61
      Van Kampen UIF
         Mid Cap Growth
         (Class II)
            2006                 279      19.19 -  19.62       3,785         0.00        1.29  - 1.89     7.08  -  7.73
            2005                 127      17.92 -  18.21       2,287         0.00        1.29  - 1.89    15.09  - 15.79
            2004                  98      15.57 -  15.73       1,532         0.00        1.29  - 1.89    19.18  - 19.91
            2003 (as)             48      13.06 -  13.12         630         0.00        1.29  - 1.89    30.63  - 31.16
      Van Kampen UIF
         Small Company
         Growth (Class II)
            2006                 124      19.17 -  19.67       2,350         0.00        1.29  - 1.99     9.62  - 10.40
            2005                 124      17.49 -  17.82       2,167         0.00        1.29  - 1.99    10.64  - 11.43
            2004                 107      15.80 -  15.99       1,708         0.00        1.29  - 1.99    16.58  - 17.41
            2003 (aw)             61      13.56 -  13.62         823         0.00        1.29  - 1.99    35.56  - 36.21

(w)  For the period beginning May 1, 2006, and ended December 31, 2006
(as) For the period beginning July 1, 2003 and ended December 31, 2003
(aw) For the period beginning May 1, 2003 and ended December 31, 2003

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                       For the year ended December 31,
                               ---------------------------------------   -------------------------------------------------
                                          Accumulation
                               Units     Unit Fair Value    Net Assets    Investment        Expense            Total
                               (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**          Return***
                               ------   -----------------   ----------   -------------   -------------   -----------------
Investments in The Universal
   Institutional Funds, Inc.
   (Class II) Sub-Accounts
   (continued):
      Van Kampen UIF
         U.S. Mid Cap Value
         (Class II)
            2006                 462     $14.65 - $19.98      $ 7,654        0.22%       1.29% - 1.99%    18.23% -  19.07%
            2005                 393      12.39 -  16.78        5,776        0.27        1.29  - 1.99     10.71  -  23.87
            2004                 290      11.28 -  15.16        3,972        0.01        1.29  - 1.89     12.77  -  13.05
            2003 (as)             87      13.35 -  13.41        1,166        0.00        1.29  - 1.89     33.54  -  34.08
      Van Kampen UIF
         U.S. Real Estate
         (Class II)
            2006                 428      29.82 -  30.72       12,670        1.00        1.29  - 1.99     34.94  -  35.90
            2005                 469      22.10 -  22.60       10,277        1.23        1.29  - 1.99     14.44  -  15.25
            2004                 315      17.17 -  19.31        6,008        1.66        1.29  - 1.99     33.37  -  34.32
            2003 (aw)             56      12.79 -  14.48          769        0.00        1.29  - 1.99     27.85  -  44.79

Investments in the Van Kampen
   Life Investment Trust
   Sub-Accounts:
      LIT Comstock
            2006                 432      14.16 -  14.79        6,507        1.49        0.83  - 1.58     14.46  -  15.32
            2005                 503      12.37 -  12.82        6,581        1.18        0.83  - 1.58      2.74  -   3.51
            2004                 473      12.04 -  12.39        6,011        0.94        0.83  - 1.58     15.91  -  16.78
            2003                 347      11.51 -  11.51        3,808        0.84        0.83  - 1.58     29.36  -  29.36
            2002                 171       8.89 -   8.89        1,478        0.57        0.83  - 1.58    -20.26  - -18.34
      LIT Domestic Income
            2002 (bi)             --        N/A -    N/A           --       33.91        1.25  - 1.25       N/A  -   N/A
      LIT Government
            2006                  48      11.48 -  11.48          549        4.44        1.25  - 1.25      2.06  -   2.06
            2005                  50      11.25 -  11.25          565        3.94        1.25  - 1.25      2.26  -   2.26
            2004                  49      11.00 -  11.00          539        4.85        1.25  - 1.25      2.87  -   2.87
            2003                  57      10.69 -  10.69          607        4.27        1.25  - 1.25      0.47  -   0.47
            2002 (ba) (bi)        47      10.64 -  10.64          496        0.00        1.25  - 1.25      6.42  -   6.42

(as) For the period beginning July 1, 2003 and ended December 31, 2003
(aw) For the period beginning May 1, 2003 and ended December 31, 2003
(ba) For the period beginning May 1, 2002 and ended December 31, 2002
(bi) On May 1, 2002 LIT Domestic Income merged into LIT Government

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                           At December 31,                        For the year ended December 31,
                              ---------------------------------------   -------------------------------------------------
                                         Accumulation
                               Units    Unit Fair Value    Net Assets    Investment        Expense            Total
                              (000s)   Lowest to Highest    (000s)      Income Ratio*      Ratio**          Return***
                              ------   -----------------   ----------   -------------   -------------   -----------------
Investments in the Van Kampen
   Life Investment Trust
   Sub-Accounts (continued):
      LIT Money Market
            2006                 182     $10.73 - $10.73    $ 1,950         4.55%       1.25% - 1.25%     3.13% -   3.13%
            2005                 179      10.40 -  10.40      1,863         2.70        1.25  - 1.25      1.41  -   1.41
            2004                 200      10.26 -  10.26      2,048         0.91        1.25  - 1.25     -0.46  -  -0.46
            2003                 193      10.31 -  10.31      1,987         0.58        1.25  - 1.25     -0.69  -  -0.69
            2002                 199      10.38 -  10.38      2,066         1.16        1.25  - 1.25     -0.05  -  -0.05
      Strat Growth I (ad)
            2006                 280       4.85 -   5.07      2,213         0.00        1.25  - 1.58      1.25  -   1.58
            2005                 321       4.77 -   5.01      2,613         0.26        1.25  - 1.58      6.25  -   6.59
            2004                 335       4.72 -   4.48      2,674         0.00        1.25  - 1.58      5.36  -   5.70
            2003                 345       4.24 -   4.24      2,725         0.00        1.25  - 1.25     25.75  -  25.75
            2002                 338       3.37 -   3.37      2,368         0.35        1.25  - 1.25    -33.33  - -33.33

Investments in the Van Kampen
   Life Investment Trust
   (Class II) Sub-Accounts:
      LIT Aggressive Growth
         (Class II)
            2006                 127      12.43 -  12.67      1,764         0.00        1.29  - 1.99      2.84  -   3.57
            2005                 139      12.09 -  16.00      1,876         0.00        1.29  - 1.99      8.91  -   9.68
            2004 (ay)            146      11.10 -  11.19      1,790         0.00        0.83  - 1.99     11.00  -  11.87
            2003                  39      12.81 -  12.86        503         0.00        1.29  - 1.89     28.11  -  28.64
      LIT Comstock (Class II)
            2006               1,611      13.13 -  17.09     23,968         1.30        1.29  - 1.99     13.74  -  14.55
            2005               1,622      11.54 -  14.92     21,615         0.83        1.29  - 1.99      2.04  -   2.77
            2004               1,093      11.31 -  11.37     14,647         0.56        1.29  - 1.99     13.12  -  13.66
            2003                 562      12.47 -  12.53      6,425         0.00        1.29  - 1.89     24.75  -  25.25
            2002 (ba)            126       8.05 -   8.05      1,017         0.00        1.35  - 1.48    -19.53  - -19.46
      LIT Growth and Income
         (Class II)
            2006                 888      18.22 -  18.77     15,462         0.98        1.29  - 1.99     13.67  -  14.48
            2005                 804      16.03 -  16.39     12,452         0.73        1.29  - 1.99      7.54  -   8.31
            2004                 553      13.99 -  14.90      8,063         0.47        1.29  - 1.99     11.85  -  12.65
            2003 (aw)            183      12.42 -  13.33      2,373         0.00        1.29  - 1.99     24.23  -  33.26

(ad) Previously known as LIT Emerging Growth
(aw) For the period beginning May 1, 2003 and ended December 31, 2003
(ay) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
(ba) For the period beginning May 1, 2002 and ended December 31, 2002

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                         At December 31,                          For the year ended December 31,
                              ---------------------------------------   -------------------------------------------------
                                          Accumulation
                               Units    Unit Fair Value    Net Assets     Investment        Expense           Total
                              (000s)   Lowest to Highest      (000s)    Income Ratio*       Ratio**         Return***
                              ------   -----------------   ----------   -------------   -------------   -----------------
Investments in the Van Kampen
   Life Investment Trust
   (Class II) Sub-Accounts
   (continued):
      LIT Money Market
         (Class II)
            2006                906      $10.10 - $10.32     $9,298         4.13%       1.29% - 1.99%     2.10% -   2.83%
            2005                891        9.89 -  10.04      8,905         2.61        1.29  - 1.99      0.40  -   1.11
            2004                554        9.85 -   9.93      5,487         0.78        1.29  - 1.99     -1.45  -  -0.75
            2003 (bj)             4       10.00 -  10.00         40         0.00        1.29  - 1.29      0.00  -   0.00
      Strat Growth II
         (Class II) (ae)
            2006                276       13.01 -  13.45      3,404         0.00        1.29  - 1.99      0.59  -   1.30
            2005                316       12.93 -  13.27      3,766         0.01        1.29  - 1.99      5.50  -   6.25
            2004                270       12.26 -  12.45      2,951         0.00        1.29  - 1.99      4.65  -   5.40
            2003                161       11.71 -  11.85      1,506         0.00        1.29  - 1.99     17.12  -  18.53
            2002                 65        5.82 -   5.83        381         0.03        1.35  - 1.48    -33.65  - -33.56

Investments in the Wells Fargo
   Variable Trust Sub-Accounts:
      Wells Fargo Advantage
         Asset Allocation (af)
            2006                 54       11.83 -  11.83        645         2.24        1.25  - 1.25     10.75  -  10.75
            2005                 57       10.69 -  10.69        613         2.04        1.25  - 1.25      3.69  -   3.69
            2004                 59       10.31 -  10.31        612         1.95        1.25  - 1.25      7.98  -   7.98
            2003                 67        9.54 -   9.54        636         1.65        1.25  - 1.25     20.57  -  20.57
            2002                 54        7.92 -   7.92        431         2.40        1.25  - 1.25    -13.94  - -13.94
      Wells Fargo Advantage
         Equity Income (ag)
            2006                 40       12.94 -  12.94        514         1.59        1.25  - 1.25     17.08  -  17.08
            2005                 31       11.05 -  11.05        345         1.45        1.25  - 1.25      4.07  -   4.07
            2004                 30       10.62 -  10.62        323         1.52        1.25  - 1.25      9.69  -   9.69
            2003                 26        9.68 -   9.68        250         1.54        1.25  - 1.25     24.63  -  24.63
            2002                 24        7.77 -   7.77        184         1.93        1.25  - 1.25    -20.27  - -20.27
      Wells Fargo Advantage
         Large Company Core (ah)
            2006                 68        7.61 -   7.61        521         0.68        1.25  - 1.25     14.21  -  14.21
            2005                 73        6.67 -   6.67        488         0.63        1.25  - 1.25     -3.46  -  -3.46
            2004                 56        6.90 -   6.90        387         0.00        1.25  - 1.25      7.02  -   7.02
            2003                 40        6.45 -   6.45        260         0.00        1.25  - 1.25     22.04  -  22.04
            2002                 20        5.29 -   5.29        108         0.10        1.25  - 1.25    -26.77  - -26.77

(ae) Previously known as LIT Emerging Growth (Class II)
(af) Previously known as Wells Fargo VT Advantage Asset Allocation
(ag) Previously known as Wells Fargo VT Advantage Equity Income
(ah) Previously known as Wells Fargo VT Advantage Large Company Core
(bj) For the period beginning December 31, 2003 and ended December 31, 2003

                                     PART C
                                OTHER INFORMATION

24A. FINANCIAL STATEMENTS

The Financial Statements of Allstate Life Insurance Company of New York ("Allstate New York" or "Depositor") and the financial statements of Allstate Life of New York Separate Account A ("Separate Account"), which are comprised of the financial statements of the underlying Sub-Accounts, are filed herewith in Part B of this Registration Statement

24B. EXHIBITS

The following exhibits correspond to those required by paragraph (b) of Item 24 as to Exhibits in Form N-4:

(1) Resolution of the Board of Directors of Allstate Life Insurance Company of New York authorizing establishment of the Allstate Life of New York Separate Account A (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant's Form N-4 Registration Statement (File No. 033-65381) dated April 30, 1999.)

(2) Not Applicable

(3)(a) Form of Underwriting Agreement with ALFS, Inc. (formerly known as Allstate Life Financial Services, Inc.) (Previously filed in Pre-effective Amendment No. 1 to this Registration Statement (File No. 333-74411) dated November 19, 1999.)

(3)(b) Form of Underwriting Agreement between Allstate New York and Allstate Distributors, L.L.C. (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (File No. 333-74411) dated April 26, 2000.)

(3)(c) Form of Administrative Services Agreement between Allstate New York and Allstate Distributors, L.L.C. (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (File No. 333-74411) dated April 26, 2000.)

(3)(d) General Agent's Agreement between Allstate Life Insurance Company of New York, Dean Witter Variable Investment Series, and Dean Witter Distributors Inc. (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 Registration Statement (File No. 033-35445) dated April 17,
1998).

(4)(a) Form of Contract (Previously filed in Pre-Effective Amendment No, 1 to this Registration Statement (File No. 333-74411) dated November 19, 1999.)

(4)(b) Income Benefit Rider (Previously filed in Post-Effective Amendment No. 6 to this Registration Statement (File No. 333-74411) dated February 12, 2002).

(4)(c) Amendatory Endorsement to Payout Start Date (Previously filed in Post-Effective Amendment No. 8 to this Registration Statement (File No. 333-74411) dated April 29, 2002.)

(4)(d) Amendatory Endorsement for Dollar Cost Averaging Fixed Account Transfers (Previously filed in Post-Effective Amendment No. 8 to this Registration Statement (File No. 333-74411) dated April 29, 2002.)

(4)(e) Form of Allstate Advisor Contract (Previously filed in Post-Effective Amendment No. 9 to this Registration Statement (File No. 333-74411) dated October 31, 2002.)

(4)(f) Form of Enhanced Beneficiary Protection Rider B (Maximum Anniversary Value) (Previously filed in Post-Effective Amendment No. 9 to this Registration Statement (File No. 333-74411) dated October 31, 2002.)

(4)(g) Form of Retirement Income Guarantee Rider 1 (Previously filed in Post-Effective Amendment No. 9 to this Registration Statement (File No. 333-74411) dated October 31, 2002.)

(4)(h) Form of Retirement Income Guarantee Rider 2 (Previously filed in Post-Effective Amendment No. 9 to this Registration Statement (File No. 333-74411) dated October 31, 2002.)

(4)(i) Form of Income Protection Benefit Rider (Previously filed in Post-Effective Amendment No. 9 to this Registration Statement (File No. 333-74411) dated October 31, 2002.)

(4)(j) Form of Spousal Protection Benefit Rider (Previously filed in Post-Effective Amendment No. 9 to this Registration Statement (File No. 333-74411) dated October 31, 2002.)

(4)(k) Form of Amendatory Endorsement for Charitable Remainder Trust (Previously filed in Post-Effective Amendment No. 9 to this Registration Statement (File No. 333-74411) dated October 31, 2002.)

(4)(l) Form of Amendatory Endorsement for Grantor Trust(Previously filed in Post-Effective Amendment No. 9 to this Registration Statement (File No. 333-74411) dated October 31, 2002.)

(4)(m) Form of Death Benefit Endorsement (Previously filed in Post-Effective Amendment No. 10 to this Registration Statement (File No. 333-74411) dated April 18, 2003.)

(4)(n) Form of TrueReturn Accumulation Benefit Rider (Previously filed in Post-Effective Amendment No. 12 to this Registration Statement (File No. 333-74411) dated December 22, 2003.)


(4)(o) Form of SureIncome Benefit Rider (Previously filed in Post-Effective Amendment No. 15 to this Registration Statement (File No. 333-74411) dated December 29, 2004.)

(4)(p) Form of Spousal Protection Benefit Rider (Previously filed in Post-Effective Amendment No. 15 to this Registration Statement (File No. 333-74411) dated December 29, 2004.)

(4)(q) Form of Custodial Spousal Protection Benefit Rider (Previously filed in Post-Effective Amendment No. 15 to this Registration Statement (File No. 333-74411) dated December 29, 2004.)

(4)(r) Form of SureIncome Plus Withdrawal Benefit Rider (Previously filed in Post-Effective Amendment No. 18 to this Registration Statement (File No. 333-74411) dated April 18, 2006.)

(4)(s) Form of SureIncome for Life Withdrawal Benefit Rider (Previously filed in Post-Effective Amendment No. 18 to this Registration Statement (File No. 333-74411) dated April 18, 2006.)

(5)(a) Form of Application for a Contract (Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-74411) dated November 19, 1999.)

(5)(b) Form of Application for Allstate Advisor Contracts (Previously filed in Post-Effective Amendment No. 9 to this Registration Statement (File No. 333-74411) dated October 31, 2002.)

(5)(c) Form of Application for Allstate Variable Annuity - B Share and L-Share Contracts (Previously filed in Post-Effective Amendment No. 11 to this Registration Statement (File No. 333-74411) dated June 2, 2003.)

(5)(d) Form of Application for Allstate Variable Annuity Contracts - B Share and L-Share (Asset Allocation Program) (Previously filed in Post-Effective Amendment No. 11 to this Registration Statement (File No. 333-74411) dated June 2, 2003.)

(5)(e) Form of Application for Allstate Advisor Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 12 to this Registration Statement (File No. 333-74411) dated December 22, 2003.)

(5)(f) Form of Application for Allstate Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 12 to this Registration Statement (File No. 333-74411) dated December 22, 2003.)

(5)(g) Form of Applications for Allstate Advisor Variable Annuity Contracts (October 1, 2004) (Previously filed in Post-Effective Amendment No. 14 to this Registration Statement (File No. 333-74411) dated September 14, 2004).

(5)(h) Form of Applications for Allstate Advisor Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 15 to this Registration Statement (File No. 333-74411) dated December 29, 2005).

(5)(i) Form of Application (with TrueBalance) for Allstate Advisor Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 17 to this Registration Statement (File No. 333-74411) dated April 25, 2005.)

(5)(j) Form of Application (with TrueBalance) for Allstate Variable Annuity Contracts - B Share and L-Share (Previously filed in Post-Effective Amendment No. 17 to this Registration Statement (File No. 333-74411) dated April 25, 2005.)

(5)(k) Form of Application (with SureIncome Plus and SureIncome for Life Withdrawal Benefit Riders) for Allstate Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 18 to this Registration Statement (File No. 333-74411) dated April 18, 2006.)

(5)(l) Form of Application (with SureIncome Plus and SureIncome for Life Withdrawal Benefit Riders) for Allstate Advisor Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 18 to this Registration Statement (File No. 333-74411) dated April 18, 2006.)

(6)(a) Restated Certificate of Incorporation of Allstate Life Insurance Company of New York (Previously filed in Depositor's Form 10-K dated March 30, 1999 and incorporated herein by reference.)

(6)(b) Amended By-laws of Allstate Life Insurance Company of New York (Previously filed in Depositor's Form 10-K dated March 30, 1999 and incorporated herein by reference.)

(7) Not applicable

(8)(a) Form of Participation Agreement (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-74411) dated February 1, 2000.)

(8)(b) Form of Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Allstate Life Insurance Company of New York and Allstate Distributors, LLC (Previously filed in Post-Effective Amendment No. 9 to this Registration Statement (File No. 333-74411) dated October 31, 2002.)

(8)(c) Form of Participation Agreement among LSA Variable Series Trust, LSA Asset Management LLC and Allstate Life Insurance Company of New York ("LSA Participation Agreement") (Previously filed in Post-Effective Amendment No. 9 to this Registration Statement (File No. 333-74411) dated October 31, 2002.)

(8)(d) Form of Amendment No. 1 to LSA Participation Agreement (Previously filed in Post-Effective Amendment No. 9 to this Registration Statement (File No. 333-74411) dated October 31, 2002.)

(8)(e) Form of Amendment No. 2 to LSA Participation Agreement (Previously filed in Post-Effective Amendment No. 9 to this Registration Statement (File No. 333-74411) dated October 31, 2002.)

(8)(f) Form of Participation Agreement among Oppenheimer Variable Account Funds, Oppenheimer Funds, Inc. and Allstate Life Insurance Company of New York (Previously filed in Post-Effective Amendment No. 9 to this Registration Statement (File No. 333-74411) dated October 31, 2002.)

(8)(g) Form of Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management Inc. and Allstate Life Insurance Company of New York ("Van Kampen LIT Participation Agreement") (incorporated herein by reference to Post-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (File No. 333-94785) dated September 12, 2000.)

(8)(h) Form of Amendment No. 1 to the Van Kampen LIT Participation Agreement (Previously filed in Post-Effective Amendment No. 9 to this Registration Statement (File No. 333-74411) dated October 31, 2002.)

(8)(i) Form of Amendment No. 2 to the Van Kampen LIT Participation Agreement (Previously filed in Post-Effective Amendment No. 9 to this Registration Statement (File No. 333-74411) dated October 31, 2002.)

(8)(j) Form of Participation Agreement among The Universal Institutional Fund, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd, LLP and Allstate Life Insurance Company of New York (incorporated herein by reference to Post-Effective Amendment No. 16 to Depositor's Form N-4 Registration Statement (File No. 033-35445) dated May 1, 2000.)

(8)(k) Form of Participation Agreement among Dean Witter Variable Investment Series (now Morgan Stanley Variable Investment Series), Dean Witter Distributors Inc. and Allstate Life Insurance Company of New York (Incorporated herein by reference to Post-Effective Amendment No. 9 to Depositor's Form N-4 Registration Statement (File No. 033-35445) dated April 30, 1996.)

(8)(l) Form of Participation Agreement among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. and Allstate Life Insurance Company of New York (Incorporated herein by reference to Post-Effective Amendment No. 16 to Depositor's Form N-4 Registration Statement (File No. 033-35445) dated May 1, 2000.)

(8)(m) Form of Participation Agreement among Alliance Capital Management L.P., Alliance Fund Distributors, Inc. and Allstate Life Insurance Company of New York (Incorporated herein by reference to Post-Effective Amendment No. 16 to Depositor's Form N-4 Registration Statement (File No. 033-35445) dated May 1, 2000.)

(8)(n) Form of Participation Agreement among Lord Abbett Series Fund, Inc., Lord Abbett Distributors LLC and Allstate Life Insurance Company and Allstate Life Insurance Company of New York (Previously filed in Post-Effective Amendment No. 14 to this Registration Statement (File No. 333-74411) dated September 14, 2004.)

(8)(o)Form of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Allstate Life Insurance Company of New York (Incorporated herein by reference to Pre-Effective Amendment No. 1 of Form N-4 Registration Statement (File No. 333-81952) dated April 26, 2002.)

(8)(p) Form of Participation Agreement between Goldman Sachs Variable Insurance Trust, Goldman Sachs & Co. and Allstate Life Insurance Company of New York (Incorporated herein by reference to Pre-Effective Amendment No. 1 of Form N-4 Registration Statement (File No. 333-81952) dated April 26, 2002.)

(8)(q) Form of Participation Agreement among PIMCO Variable Insurance Trust, PIMCO Funds Distributors LLC and Allstate Life Insurance Company of New York (incorporated herein by reference to the initial filing of Form N-6 Registration Statement (Filed No. 333-100934) dated November 1, 2002.)

(9)(a) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company of New York regarding the legality of the securities being registered (Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-74411) dated November 19, 1999.)

(9)(b) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company of New York regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-74411) dated February 1, 2000.)

(9)(c) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company of New York regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 3 to this Registration Statement (File No. 333-74411) dated June 19, 2000.)

(9)(d) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company of New York regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (File No. 333-74411) dated September 29, 2000.)

(9)(e) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company of New York regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 6 to this Registration Statement (File No. 333-74411)dated February 12, 2002.)

(9)(f) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company of New York regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 9 to this Registration Statement (File No. 333-74411) dated October 31, 2002.)

(9)(g) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company of New York regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 10 to this Registration Statement (File No. 333-74411) dated April 18, 2003.)

(9)(h) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company of New York regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 11 to this Registration Statement (File No. 333-74411) dated June 2, 2003.)

(9)(i) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 12 to this Registration Statement (File No. 333-74411) dated December 22, 2003.)


(9)(j) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 13 to this Registration Statement (File No. 333-74411) dated April 20, 2004.)

(9)(k) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 14 to this Registration Statement (File No. 333-74411) dated September 14, 2004.)

(9)(l) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 15 to this Registration Statement (File No. 333-74411) dated December 29, 2004.)

(9)(m) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel regarding the legality of the securities being registered. (Previously filed in Post-Effective Amendment No. 16 to this Registration Statement (File No. 333-74411) dated February 15, 2005.)

(9)(n) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 17 to this Registration Statement (File No. 333-74411) dated April 25, 2005.

(9)(o) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 18 to this Registration Statement (File No. 333-74411) dated April 18, 2006.)

(10) Consent of Independent Registered Public Accounting Firm filed herewith.


(11) Not applicable

(12) Not applicable

(99)(a) Powers of Attorney for Marcia D. Alazraki, Vincent A. Fusco, Cleveland Johnson, Jr., John C. Lounds, Kenneth R. O'Brien, Samuel H. Pilch, John C. Pintozzi, John R. Raben, Jr., Phyllis H. Slater, Kevin R. Slawin, Casey J. Sylla, Michael J. Velotta, Patricia W. Wilson and Douglas B. Welch (Previously filed in Post-Effective Amendment No. 18 to this Registration Statement (File No. 333-74411) dated April 18, 2006.)

(99)(b) Powers of Attorney for James E. Hohmann and Michael B. Boyle filed herewith.



25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


Name and Principal Business Address               Positions and Offices with Depositor
-----------------------------------               ------------------------------------
Marcia D. Alazraki                                Director
Michael B. Boyle                                  Director and Vice President
Vincent A. Fusco                                  Director, Chief Operations Officer and Vice President
Cleveland Johnson, Jr.                            Director
Kenneth Robert O'Brien                            Director
John Richard Raben, Jr.                           Director
John Carl Lounds                                  Director and Vice President
John C. Pintozzi                                  Director, Vice President and Chief Financial Officer
Eric Allen Simonson                               Senior Vice President and Chief Investment Officer
Phyllis Hill Slater                               Director
Kevin Rourke Slawin                               Director and Vice President
James E. Hohmann                                  Director, Chief Executive Officer, Chairman of the Board and President
Michael Joseph Velotta                            Director, Vice President, General Counsel and Secretary
Douglas B. Welch                                  Director and Vice President
Patricia W. Wilson                                Director and Vice President
Samuel Henry Pilch                                Group Vice President and Controller
Mark W. Davis                                     Vice President
Matthew S. Easley                                 Vice President
Dorothy E. Even                                   Vice President
Karen Cassidy Gardner                             Vice President
Anson J. Glacy, Jr.                               Vice President
Judith P. Greffin                                 Vice President
Charles D. Mires                                  Vice President
John Eric Smith                                   Vice President
Steven C. Verney                                  Treasurer
Karen Burckhardt                                  Assistant Vice President
Errol Cramer                                      Assistant Vice President
Lawrence W. Dahl                                  Assistant Vice President
Joanne Marie Derrig                               Assistant Vice President and Chief Privacy Officer
Lisa J. Flanary                                   Assistant Vice President
Douglas Ford Gaer                                 Assistant Vice President
Trond K. Odegaard                                 Assistant Vice President and Investment Risk Manager
Robert L. Park                                    Assistant Vice President and Chief Compliance Officer
Joseph P. Rath                                    Assistant Vice President, Assistant General Counsel and Assistant
                                                  Secretary
Mario Rizzo                                       Assistant Vice President and Assistant Treasurer
Timothy Nicholas Vander Pas                       Assistant Vice President
Dean M. Way                                       Assistant Vice President and Illustration Actuary
Richard Zaharias                                  Assistant Vice President
Kevin Tiernan                                     Chief Administrative Officer
Robert William Birman                             Assistant Secretary
Doris J. Bryant                                   Assistant Secretary
Paul N. Kierig                                    Assistant Secretary
Mary J. McGinn                                    Assistant Secretary
Nestor Almaria                                    Assistant Treasurer
Lynn Cirrincione                                  Assistant Treasurer
Narayan Shankar                                   Appointed Actuary
Florian (Bud) Palac                               Authorized Representative



* The principal business address of Mr. Fusco is 100 Motor Parkway, Hauppauge,
New York 11788. The principal business address of Ms. Alazraki is 1675 Broadway,
New York, New York, 10019. The principal business address of Mr. Johnson is 47
Doral Lane, Bay Shore, New York 11706. The principal business address of Mr.
O'Brien is 165 E. Loines Avenue, Merrick, New York 11566. The principal business address of Mr. Raben is 60 Wall Street, 15th Floor, New York, New York 10260.
The principal business address of Ms. Slater is 14 Bond Street, Suite 410, Great
Neck Long Island, New York 11021. The principal business address of the other foregoing officers and directors is 3100 Sanders Road, Northbrook, Illinois
60062.

26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Incorporated  herein by reference to the Form 10-K Annual Report of The Allstate
Corporation February 22, 2007 (File No. 1-11840).


27. NUMBER OF CONTRACT OWNERS

Putnam Allstate Advisor Variable Annuity Contract:

As of February 28th 2007, there were 2,874 nonqualified contracts and 3,169 qualified contracts.


Allstate Advisor Variable Annuity Contract:

As of February 28th 2007, there were 5,848nonqualified contracts and 8,219 qualified Contracts


Allstate Advisor Variable Annuity B-Share Contract:

As of February 28th 2007, there were 1,906 nonqualified contracts and 2,664 qualified contracts.



28. INDEMNIFICATION

The by-laws of both Allstate New York and Allstate Distributors, L.L.C.
(Principal Underwriter), provide for the indemnification of their directors, officers and controlling persons, against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to the respective company, unless a court determines such person is entitled to such indemnity.

The General Agent's Agreement (Exhibit 3(d)) contains a provision in which
Allstate Life Insurance Company of New York agrees to indemnify Morgan Stanley
DW Inc. as underwriter for certain damages and expenses that may be caused by actions, statements or omissions by Allstate Life Insurance Company of New York.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.



29A. RELATIONSHIP OF PRINCIPAL UNDERWRITER TO OTHER INVESTMENT COMPANIES

(a) Allstate Distributors, L.L.C. ("Allstate Distributors"), principal underwriter for the Putnam Allstate Advisor and Allstate Advisor Variable
Annuity Contracts, serves as principal underwriter to the following affiliated investment companies:

   Allstate Financial Advisors Separate Account I
   Allstate Life of New York Separate Account A

Morgan Stanley DW Inc. ("Morgan Stanley DW"), principal underwriter for the
Allstate Variable Annuity Contracts, serves as principal underwriter to the following affiliated investment companies:

   Allstate Financial Advisors Separate Account I
   Allstate Life of New York Separate Account A
   Allstate Life Variable Life Separate Account A


29B. PRINCIPAL UNDERWRITER

The directors and officers of Allstate Distributors, the principal underwriter for the Putnam Allstate Advisor and Allstate Advisor Variable Annuity Contracts, are as follows:


Name and Principal Business Address               Positions and Offices with Depositor
-----------------------------------               ------------------------------------
Robert A. Shore                                   President
Eric J. Smith                                     Manager, Chairman of the Board and Chief Executive Officer
John C. Pintozzi                                  Manager
Michael J. Velotta                                Manager and Assistant Secretary
Karen C. Gardner                                  Vice President
Joseph P. Rath                                    Vice President, General Counsel and Secretary
Joanne Derrig                                     Assistant Vice President and Chief Privacy Officer
Maribel V. Gerstner                               Assistant Vice President and Chief Compliance Officer
William D. Webb                                   Treasurer
Mary J. McGinn                                    Assistant Secretary
Steven C. Verney                                  Assistant Treasurer
Mario Rizzo                                       Assistant Treasurer


* The principal business address of the forgoing officers and directors is 3100
Sanders Road, Northbrook, IL 60062.

The directors and officers of Morgan Stanley DW, the principal underwriter for the Allstate Variable Annuity Contracts are as follows:

Name and Principal Business               Positions and Offices
Address* of Each Such Person              with Underwriter

Frank Bianco                               Director
Michael R. Durbin                          Director
Raymond A. Harris                          Director
Richard R. Sanchez                         Director
Kirk Wickman                               Director
James P. Gorman                            President, Chief Executive Officer, Chief Operating Officer, Managing
                                           Director
Frank Bianco                               Managing Director, Controller and Chief Financial Officer
Kirk Wickman                               Managing Director, General Counsel and Secretary
Michelle B. Oroschakoff                    Chief Compliance Officer
Jeffrey L. Adams                           Managing Director
Ian Bernstein                              Managing Director
Michael A. Burke, Sr.                      Managing Director
Ronald T. Carman                           Managing Director and Assistant Secretary
Noland Cheng                               Managing Director
Michael R. Durbin                          Managing Director
Scott R. Graflund                          Managing Director
Shelley S. Hanan                           Managing Director
Thomas K. Harms                            Managing Director
Henry E. Kaplan                            Managing Director
Douglas J. Ketterer                        Managing Director
Paul W. Klug                               Managing Director
Steven G. Magee                            Managing Director
William A. McMahon                         Managing Director
James Mahon                                Managing Director
Kevin Morano                               Managing Director
Thomas P. O'Brien                          Managing Director
Daniel Petrozzo                            Managing Director
Richard R. Sanchez                         Managing Director
Raymond M. Smesko                          Managing Director
Sririam Subramaniam                        Managing Director
Edward M. Sullivan                         Managing Director
George D. Sullivan                         Managing Director
Jeffrey S. Swartz                          Managing Director
Benedict R. Tarantino                      Managing Director
Todd R. Taylor                             Managing Director
Chris Van Aeken                            Managing Director
Eileen Wallace                             Treasurer
Jacqueline T. Brody                        Assistant Treasurer
Maryann Fappiano                           Assistant Treasurer
William J. Forsell                         Assistant Treasurer
Jai Sooklai                                Assistant Treasurer
Charlene R. Herzer                         Assistant Secretary
Susan M. Krause                            Assistant Secretary
William J. O'Shaughnessy, Jr.              Assistant Secretary


* The principal business address of the above-named individuals is 1585
Broadway, New York, New York 10036.


(c) Compensation of Allstate Distributors, L.L.C.


(1)                     (2)                   (3)                  (4)            (5)
                      Net Underwriting
Name of Principal      Discounts and     Compensation on                          Brokerage
Underwriter            Commissions       Redemption            Commissions        Compensation
--------------------------------------------------------------------------------
Allstate
Distributors            N/A                     N/A                $0                 N/A

Morgan Stanley

DW                      N/A                     N/A                $920,037            N/A





30. LOCATION OF ACCOUNTS AND RECORDS

Allstate New York is located at 100 Motor Parkway, Hauppauge, New York
11788-5107.

Allstate Distributors, L.L.C., is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Morgan Stanley DW is located at 1585 Broadway, New York, New York 10036.

Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

31. MANAGEMENT SERVICES

None


32. UNDERTAKINGS

The Registrant undertakes to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either, as part of any prospectus or application to purchase a contract offered by the prospectus, a toll-free number that an applicant can call to request a Statement of Additional Information or a post card or similar written communication that the applicant can remove to send for a Statement of Additional Information. Finally, the Registrant agrees to deliver any Statement of Additional Information and any Financial Statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL REVENUE CODE

Allstate Life Insurance Company of New York represents that it is relying upon a November 28, 1988 Securities and Exchange Commission no-action letter issued to the American Council of Life Insurance and that the provisions of paragraphs 1-4 of the no-action letter have been complied with.

REPRESENTATION REGARDING CONTRACT EXPENSES

Allstate Life Insurance Company of New York represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate Life Insurance Company of New York under the Contracts. Allstate Life Insurance Company of New York bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Allstate Life Insurance Company of New York to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996,including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectus(es) contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus(es), or otherwise.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Life of New York Separate Account A, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on the 3rd day of April, 2007.



                  ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                                  (REGISTRANT)

                 BY: ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                                   (DEPOSITOR)

                            By: /s/MICHAEL J. VELOTTA
                             ----------------------
                               Michael J. Velotta
                          Vice President, Secretary and
                                 General Counsel

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company of New York on the 3rd day of April, 2007.


*/MARCIA D. ALAZRAKI            Director
----------------------
Marcia D. Alazraki

*/MICHAEL B. BOYLE              Director and Vice President
---------------------
Michael B. Boyle

*/VINCENT A. FUSCO              Director, Chief Operations Officer
---------------------           and Vice President
Vincent A. Fusco

*/JAMES E. HOHMANN              Director, Chief Executive Officer,
---------------------           Chairman the Board and President and President
James E. Hohmann                 (Principal Executive Officer)


*/CLEVELAND JOHNSON, JR.        Director
-----------------------
Cleveland Johnson, Jr.

*/JOHN C. LOUNDS                Director and Vice President
-----------------------
John C. Lounds

*/KENNETH R. O'BRIEN            Director
------------------------
Kenneth R. O'Brien

*/SAMUEL H. PILCH               Controller and Group Vice President
------------------------          (Principal Accounting Officer)
Samuel H. Pilch

*/JOHN C. PINTOZZI              Director, Vice President and
------------------------        Chief Financial Officer
John C. Pintozzi                (Principal Financial Officer)

*/JOHN R. RABEN, JR.            Director
------------------------
John R. Raben, Jr.

*/PHYLLIS H. SLATER             Director
-------------------------
Phyllis H. Slater

*KEVIN R. SLAWIN                Director and Vice President
-----------------------
Kevin R. Slawin


/s/MICHAEL J. VELOTTA           Director, Vice President, General
----------------------          Counsel and Secretary
Michael J. Velotta

*/DOUGLAS B. WELCH              Director and Vice President
------------------------
Douglas B. Welch

*/PATRICIA W. WILSON            Director and Vice President
------------------------
Patricia W. Wilson


*/ By Michael J.  Velotta,  pursuant  to Power of  Attorney, filed  herewith.

                                  Exhibit Index


(10)          Consent of Independent Registered Public Accounting Firm

(99)(b)       Powers of  Attorney  for James E.  Hohmann  and  Michael B. Boyle